As filed with the Securities and Exchange Commission on February 7, 2007

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 76	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 76 (Check appropriate box or boxes)	☒

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING U.S Legal Services 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☒	on April 30, 2007 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING INVESTORS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•                  Cover Sheet

•                  Contents of Registration Statement

•                  Explanatory Note

•      Supplement dated April 30, 2007 regarding the Registrant and Directed Services, LLC

•      Supplement dated April 30, 2007 regarding the Registrant and ING Investments, LLC

•      ING Investors Trust’s Adviser Class Prospectus - Book 1 dated April 30, 2007

•                  ING Investors Trust’s Adviser Class Prospectus - Book 2 dated April 30, 2007

•                  ING Investors Trust’s Institutional Class Prospectus - Book 1 dated April 30, 2007

•      ING Investors Trust’s Institutional Class Prospectus - Book 2 dated April 30, 2007

•                  ING Investors Trust’s Service Class Prospectus - Book 1 dated April 30, 2007

•                  ING Investors Trust’s Service Class Prospectus - Book 2 dated April 30, 2007

•                  ING Investors Trust’s Service 2 Class Prospectus - Book 1 dated April 30, 2007

•                  ING Investors Trust’s Service 2 Class Prospectus - Book 2 dated April 30, 2007

•                  ING American Funds Portfolios’ Prospectus dated April 30, 2007

•                  ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class Prospectus dated April 30, 2007

•                  ING Franklin Templeton Founding Strategy Portfolio’s Institutional Class Prospectus dated April 30, 2007

•                  ING Franklin Templeton Founding Strategy Portfolio’s Service Class Prospectus dated April 30, 2007

•                  ING LifeStyle Portfolios’ Adviser Class Prospectus dated April 30, 2007

•                  ING LifeStyle Portfolios’ Institutional Class Prospectus dated April 30, 2007

•                  ING LifeStyle Portfolios’ Service Class Prospectus dated April 30, 2007

•                  ING LifeStyle Portfolios’ Service 2 Class Prospectus dated April 30, 2007

•                  ING MarketStyle Portfolios’ Adviser Class Prospectus dated April 30, 2007

•                  ING MarketStyle Portfolios’ Institutional Class Prospectus dated April 30, 2007

•                  ING MarketStyle Portfolios’ Service Class Prospectus dated April 30, 2007

•                  ING MarketStyle Portfolios’ Service 2 Class Prospectus dated April 30, 2007

•                  ING MarketPro Portfolio’s Adviser Class Prospectus dated April 30, 2007

•                  ING MarketPro Portfolio’s Institutional Class Prospectus dated April 30, 2007

•                  ING MarketPro Portfolio’s Service Class Prospectus dated April 30, 2007

•                  ING MarketPro Portfolio’s Service 2 Class Prospectus dated April 30, 2007

•                  ING Investors Trust’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Statement of Additional Information dated April 30, 2007

•                  ING American Funds Portfolios’ Statement of Additional Information dated April 30, 2007

•                  ING Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class, and Service Class Statement of Additional Information dated April 30, 2007

•                  ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated April 30, 2007

•                  ING MarketStyle and MarketPro Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated April 30, 2007

•                  Part C

•                  Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A for ING Investors Trust (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, the Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information (“SAI”), ING American Funds Portfolios’ Prospectus and SAI, ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING LifeStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class SAI, ING MarketStyle Portfolios’ Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketPro Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketStyle Portfolios’ and ING MarketPro Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class SAI; and to register three new series of the Registrant – ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio; and to register Service Class shares for ING Stock Index Portfolio.

Supplement dated April 30, 2007
to the current Prospectuses of

ING Investors Trust (excluding ING American Funds Portfolios, ING Lifestyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Global Real Estate Portfolio and ING VP Index Plus International Equity Portfolio)

(“Registrant”)

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, Directed Services, LLC (“DSL”), formerly known as Directed Services, Inc. or “DSI”, the adviser to the ING Funds, has reported to the Board of Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products.  DSL has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed.  ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing.  ING further reported that each of these arrangements has been terminated and fully disclosed to regulators.  The results of the internal review were also reported to the independent members of the Board.

DSL has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S.  DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading.  Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, DSL reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds.  One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time.  In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading.  Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product.  No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004.  These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov.  Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

DSL reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Board that ING management was disappointed that its voluntary internal

2

review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  DSL reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries.  ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among others things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of DSL were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

3

On October 10, 2006, an affiliate of DSL entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members.  Under the terms of the NYAG Agreement, the affiliate of DSL, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006.  The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”).  Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of DSL entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order.  Under the terms of the NH Agreement, these affiliates of Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

Supplement dated April 30, 2007
to the current Prospectuses of

ING Investors Trust (to only ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Global Real Estate Portfolio and ING VP Index Plus International Equity Portfolio),

(“Registrant”)

The Prospectuses for the Registrants are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products.  Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed.  ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing.  ING further reported that each of these arrangements has been terminated and fully disclosed to regulators.  The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S.  Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading.  Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds.  One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time.  In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading.  Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product.  No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004.  These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov.  Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed

2

that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries.  ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.  In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

3

On October 10, 2006, an affiliate of Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members.  Under the terms of the NYAG Agreement, the affiliate of Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006.  The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”).  Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order.  Under the terms of the NH Agreement, these affiliates of Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

Balanced Fund

ING MFS Total Return Portfolio

Bond Funds

ING Limited Maturity Bond Portfolio

ING PIMCO Core Bond Portfolio

ING PIMCO High Yield Portfolio

International/Global Funds

ING Global Real Estate Portfolio

ING Global Resources Portfolio
ING Global Technology Portfolio
  (formerly, ING Goldman Sachs TollkeeperSM Portfolio)

ING International Growth Opportunities Portfolio
  (formerly, ING International Portfolio)

ING JPMorgan Emerging Markets Equity Portfolio

ING Julius Baer Foreign Portfolio

ING Marsico International Opportunities Portfolio

ING VP Index Plus International Equity Portfolio

Stock Funds

ING Disciplined Small Cap Value Portfolio

ING EquitiesPlus Portfolio

ING Evergreen Health Sciences Portfolio

ING Evergreen Omega Portfolio

ING Janus Contrarian Portfolio

ING JPMorgan Small Cap Core Equity Portfolio
  (formerly, ING JPMorgan Small Cap Equity Portfolio)

ING JPMorgan Value Opportunities Portfolio

ING Legg Mason Partners All Cap Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING MFS Utilities Portfolio

ING Oppenheimer Main Street Portfolio®

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Pioneer Mid Cap Value Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is: not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Advisers

Directed Services, LLC. ("DSL") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING Disciplined Small Cap Value Portfolio – ING Investment Management Co.

ING EquitiesPlus Portfolio – ING Investment Management Co.

ING Evergreen Health Sciences Portfolio – Evergreen Investment Management Company, LLC

ING Evergreen Omega Portfolio – Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio – ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio – ING Investment Management Co.

ING Global Technology Portfolio – ING Investment Management Co.

ING International Growth Opportunities Portfolio – ING Investment Management Co.

ING Janus Contrarian Portfolio – Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio – J.P. Morgan Investment Management Inc.

ING Julius Baer Foreign Portfolio – Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio – Clearbridge Advisors, LLC

ING Legg Mason Value Portfolio – Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio – ING Investment Management Co.

ING Marsico Growth Portfolio – Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio – Marsico Capital Management, LLC

ING MFS Total Return Portfolio – Massachusetts Financial Services Company

ING MFS Utilities Portfolio – Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio® – OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio – Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio – Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio – Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio – ING Investment Management Advisors, B.V.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.

Investing through your Qualified Plan

ADV Class shares of the Portfolios are continuously offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment advisers to the Portfolios and the investment advisers' affiliates in connection with the creation or management of a Portfolio. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading This Prospectus Is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios (continued)

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000® Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000® Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000® Value Index changes. As of December 31, 2006, the smallest company in the Russell 2000® Value Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[       ] billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000® Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000® Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000® Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Manager Risk
Other Investment Companies Risk
Securities Lending Risk

3

Description of the Portfolios (continued)

Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D	Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007. Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has 20 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

4

Description of the Portfolios (continued)

ING EQUITIESPLUS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500® Index or its components ("S&P 500® derivatives"). The S&P 500® derivatives in which the Portfolio invests are backed by a portfolio of fixed-income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500® Index. The S&P 500® Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's.

The Sub-Adviser uses S&P 500® derivatives in addition to or in place of securities of companies listed on the S&P 500® Index in an attempt to equal or exceed the performance of the S&P 500® Index. The S&P 500® derivatives in which the Portfolio may invest include options, futures, options on futures and swaps, including credit default swaps.

It is intended that the Portfolio will normally purchase S&P 500® derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500® derivative investments. The Sub-Adviser manages the Portfolio's fixed-income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500® derivatives, when S&P 500® derivatives appear to be overvalued relative to the S&P 500® Index, the Portfolio may invest all of its assets in S&P 500® stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500® Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

5

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Credit Risk
Credit Derivatives Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market Trends Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations, as of December 31, 2006 annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since April 2006. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These include, but are not limited to pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100® Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Healthcare Sector Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Short Sales Risk
Small-Capitalization Company Risk

7

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

8

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500® Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
S&P 1500 Supercomposite Health Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns for the Class S shares are for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Walter T. McCormick, CFA	Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity team at EIMC and has managed the Portfolio since September 2006. Mr. McCormick originally was employed by a predecessor of EIMC from 1984 to 1998. Mr. McCormick then joined David L. Babson & Co., Inc. from 1998 to April 2000. From April 2000 to March of 2002 he managed private portfolios. Mr. McCormick rejoined EIMC in March 2002.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

9

Description of the Portfolios (continued)

ING EVERGREEN OMEGA PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

10

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

11

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for the Class S shares is for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Aziz Hamzaogullari, CFA	Mr. Hamzaogullari is a Managing Director and Director of Research with the Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisors, Inc. Mr. Hamzaogullari has managed the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of the Portfolios (continued)

ING GLOBAL REAL ESTATE PORTFOLIO

Sub-Adviser

ING Clarion Real Estate Securities L.P. ("INGCRES")

Investment Objective

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs'').

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

•  First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

•  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

13

Description of the Portfolios (continued)

Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2006, were valued at approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
T. Ritson Ferguson, CFA	Mr. Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA	Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995 and has managed the Portfolio since January 2006.

Joseph T. Smith	Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

14

Description of the Portfolios (continued)

ING GLOBAL RESOURCES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships ("MLPs"); restricted securities; American Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose values is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

15

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Commodities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Natural Resources Risk
OTC Investment Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

16

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's® 500 Composite Stock Price ("S&P 500®") Index, and the Goldman Sachs Natural Resources Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Goldman Sachs Natural Resources Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

17

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Anthony Socci	Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Socci joined ING IM in 2004 as a Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 26 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.

James A. Vail	James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 31 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

18

Description of the Portfolios (continued)

ING GLOBAL TECHNOLOGY PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the information technology industry, as well as to other related industries such as telecommunications services, media and certain other companies whose businesses may fit such a description. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio invests in securities of foreign issuers (including American Depositary Receipts "ADRs") in a number of different countries, including the United States. Opportunistic investments may be placed in companies in the biotechnology and medical devices industries if the Sub-Adviser believes a company has a promising product which can be brought to market profitability and with high barriers to competitive threat. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing differentiated products and market-leading technologies.

The Portfolio will invest in companies of all sizes, including small- and mid-capitalization companies, which tend to carry greater risk than larger capitalization companies. The Portfolio may also invest in securities convertible into or exercisable for stock (including preferred stocks, warrants and debentures), and certain options and financial futures contracts ("derivatives").

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Small-Capitalization Risk

19

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2006 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

20

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the NYSE Arca Tech 100 IndexSM and the NASDAQ Composite IndexSM. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite IndexSM is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market®. Prior to August 7, 2006, the Portfolio compared its performance to the NASDAQ Composite IndexSM. The Portfolio changed the index to which it compares its performance because the S&P 500® Index and the NYSE Arca Tech 100 IndexSM are considered to be more appropriate comparisons. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)
NYSE Arca Tech 100 IndexSM	[ ]%	[ ]%	[ ]%(3)
NASDAQ Composite IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.

(3)  The index returns for Class S shares are for the period beginning May 1, 2001.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Michael Pytosh	Mr. Pytosh, portfolio manager, has over 19 years of investment experience and joined ING IM in 2004. Mr. Pytosh has served as the Portfolio's portfolio manager since August of 2006. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC since 1996, where he started as a technology sector analyst and ultimately took on the role of the firm's president.

21

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Kei Yamamoto, CFA	Ms. Yamamoto, portfolio manager, joined ING Investment Management in 2006 and is responsible for covering part of the technology sector including computer hardware and software, semi-conductors, storage and peripherals. Ms. Yamamoto has co-managed the Portfolio since April 2007. She joined ING from D.E. Shaw & Co. where she was a senior analyst and sector head for two years. Before that she was partner and co-portfolio manager at Mosaic Asset Management for four years. She previously held senior positions with J. & W. Seligman & Co. and Oppenheimer Funds & Co., Inc. Kei has 19 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

22

Description of the Portfolios (continued)

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Portfolio may invest in derivative instruments, including futures. The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.

The Portfolio may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk

23

Description of the Portfolios (continued)

Market Trends Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

24

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance – the Morgan Stanley Capital International Europe, Australasia, Far East GrowthSM ("MSCI EAFE GrowthSM") Index an the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Growth Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Prior to August 1, 2006, the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI EAFE GrowthSM Index is considered to be a more appropriate comparison. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
MSCI EAFE GrowthSM Index	[ ]%	[ ]%(3)	[ ]%(3)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  On April 30, 2007, the Portfolio changed its name to ING International Growth Opportunities Portfolio from ING International Portfolio.

(3)  The index returns for Class S shares are for the period beginning January 1, 2002.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Uri Landesman	Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington Capital Management since 2001. Uri has over 21 years of experience and began his career at Sanford C. Bernstein & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of the Portfolios (continued)

ING JANUS CONTRARIAN PORTFOLIO

Sub-Adviser

Janus Capital Management LLC ("Janus Capital")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk

26

Description of the Portfolios (continued)

Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Special Situations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

27

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return is for the period beginning October 1, 2000.

More on the Sub-Adviser

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2006, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David C. Decker, CFA	Portfolio manager of the Portfolio since October 2000.

Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of the Portfolios (continued)

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, ("1940 Act").

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection decisions. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

29

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

30

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
MSCI Emerging Markets IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2003. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Class S shares is for the period beginning March 1, 1998.

More on the Sub-Adviser

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

31

Description of the Portfolios (continued)

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Austin Forey	Primary portfolio manager and Managing Director of the Portfolio since [mo yr]. Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary	Portfolio manager of the Portfolio since September 2005, and an employee at JPMorgan since 1999, Mr. el Ansary is an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA	Portfolio manager of the Portfolio since September 2005. Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

32

Description of the Portfolios (continued)

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital growth over the long term. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-capitalization companies are companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company's shares.

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the interested results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk

33

Description of the Portfolios (continued)

Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and ADV Class shares' (2005-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

34

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance – the Russell 2000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
ADV Class Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A

(1)  ADV Class shares commenced operations on August 12, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002. On November 6, 2006, the Portfolio changed its name to ING JPMorgan Small Cap Core Equity Portfolio from ING JPMorgan Small Cap Equity Portfolio.

(3)  The index return for ADV Class shares is for the period beginning August 1, 2004. The index return for Class S shares is for the period beginning May 1, 2002.

More on the Sub-Adviser

JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Christopher T. Blum, CFA	Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent 2 years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Mr. Blum is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Dennis S. Ruhl, CFA	Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. Mr. Ruhl is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Glenn Gawronski, CFA	Mr. Gawronski, Vice President, is a portfolio manager in the U.S. Small Cap Equity Group and has 9 years of investment experience. He has been employed by J.P. Morgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

35

Description of the Portfolios (continued)

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Long-term capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies, while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Style Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio

36

Description of the Portfolios (continued)

may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

37

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

  1 Year  5 Years  10 Years
    (or Life of Class)

Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bradford L. Frishberg, CFA	Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed Portfolios for Aetna Investment Management in Hong Kong. He is also a CFA charterholder. Mr. Frishberg has been managing the Portfolio since [ ].

Alan Gutmann	Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001, and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of the Portfolios (continued)

ING JULIUS BAER FOREIGN PORTFOLIO

Sub-Adviser

Julius Baer Investment Management LLC ("JBIM")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

39

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

40

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measure of market performance – the Morgan Stanley All Country World ex- U.S. ("MSCI All Country World ex-U.S.") Index and the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Prior to April 30, 2007, the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI All Country World ex-U.S. Index is considered to be a more appropriate comparison. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI All Country World ex-U.S. Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3)  The index returns are for the period beginning May 1, 2002.

41

Description of the Portfolios (continued)

More on the Sub-Adviser

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2006, JBIM managed over $[ ] billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Rudolph-Riad Younes, CFA	Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993. He has been managing the Portfolio since [ ].

Richard Pell	Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995. He has been managing the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

42

Description of the Portfolios (continued)

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

Sub-Adviser

ClearBridge Advisors, LLC ("ClearBridge")

Investment Objective

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under-priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:

•  Low market valuations measured by its valuation models; and

•  Positive changes in earnings prospects because of factors such as:

*  New, improved or unique products and services;
*  New or rapidly expanding markets for the company's products;
*  New management;
*  Changes in the economic, financial, regulatory or political environment particularly affecting the company;
*  Effective research, product development and marketing; and
*  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

43

Description of the Portfolios (continued)

Pending Merger

On January 10, 2007, the Board approved a proposal to reorganize the Portfolio into ING Janus Contrarian Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger you will hold shares of ING Janus Contrarian Portfolio. For more information regarding ING Janus Contrarian Portfolio, see the section entitled "Description of the Portfolios – ING Janus Contrarian Portfolio" in this Prospectus or contact a shareholder service representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

44

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

  Best:  [ ] Quarter  [ ]:  [ ]%

  Worst:  [ ] Quarter  [ ]:  [ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  On December 1, 2006, the Sub-Adviser changed from Salomon Brothers Asset Management Inc. a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge, also a wholly-owned subsidiary of Legg Mason, Inc. Performance prior to December 1, 2006 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Class S shares is for the period beginning February 1, 2000.

45

Description of the Portfolios (continued)

More on the Sub-Adviser

is a recently-organized investment adviser that has been formed to succeed to equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John G. Goode	Managing Director, ClearBridge.

Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969. He has been managing the Portfolio since [ ].

Peter J. Hable	Managing Director, ClearBridge.

Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983. He has been managing the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

46

Description of the Portfolios (continued)

ING LEGG MASON VALUE PORTFOLIO

Sub-Adviser

Legg Mason Capital Management, Inc. ("Legg Mason")

Investment Objective

Long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk

47

Description of the Portfolios (continued)

Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2005) and ADV Class shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

48

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
ADV Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  ADV Class shares commenced operations on April 1, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The index return for ADV Class shares is for the period beginning April 1, 2005. The index return for Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2006, Legg Mason managed over $[ ] billion in assets.

Name	Position and Recent Business Experience
Bill Miller – CIO	Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO"). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay	Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998, has been employed by one or more subsidiaries of Legg Mason since 1989 and managing the Portfolio since May 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

49

Description of the Portfolios (continued)

ING LIMITED MATURITY BOND PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

•  Active Duration Management. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

•  Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

•  Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

•  Security Selection. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

50

Description of the Portfolios (continued)

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Credit Derivatives Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

51

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Lehman Brothers 1-3 Year Government/Credit Bond Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

52

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since [mo yr]. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

53

Description of the Portfolios (continued)

ING MARSICO GROWTH PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the Portfolio also may typically include companies with more aggressive characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

54

Description of the Portfolios (continued)

The Portfolio may also invest in foreign securities including American Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Model Risk
Manager Risk
Market Capitalization Risk
Market and Company Risk
Market Trends Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

55

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares (1999-2003) and ADV Class shares (2004-2006), performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S Shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
ADV Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  ADV Class shares commenced operations on December 31, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index return for ADV Class shares is for the period beginning January 1, 2004. The index return for Class S shares is for the period beginning August 1, 1998.

56

Description of the Portfolios (continued)

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas F. Marsico	Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

57

Description of the Portfolios (continued)

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments including American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe

58

Description of the Portfolios (continued)

a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Debt Securities Risk
Depositary Reciepts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Price Volatility Risk
Restricted or Illiquid Securities Risk
Sector Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

59

Description of the Portfolios (continued)

to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

60

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James G. Gendelman	Mr. Gendelman is the portfolio manager and has managed the Portfolio since April 2005. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

61

Description of the Portfolios (continued)

ING MFS TOTAL RETURN PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

Principal Investment Strategy

The Sub-Adviser invests in equity securities debt instruments.The Sub-Adviser seeks to invest between 40% and 75% of the Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest the Portfolio's assets in foreign securities.

The Sub-Adviser focuses on investing the Portfolio's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

The Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.

The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, price, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

62

Description of the Portfolios (continued)

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors, and collars.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower Grade Debt Securities Risk
Inability to Sell Securities Risk

63

Description of the Portfolios (continued)

Income Risk
Interest Rate Risk
Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Sector Risk
Securities Lending Risk
Sovereign Debt Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares (1999-2003) and ADV Class shares (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

64

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and a composite that consists of 60% S&P 500® and 40% LBAB ("Composite") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
ADV Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
LBAB Index	[ ]%	[ ]%(2)	N/A
Composite Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)
LBAB Index	[ ]%	[ ]%	[ ]%(2)
Composite Index	[ ]%	[ ]%	[ ]%(2)

(1)  ADV Class shares commenced operations on December 16, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similiar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class have different expenses.

(2)  The index returns for ADV Class shares are for the period beginning January 1, 2004. The index returns for Class S shares are for the period beginning August 1, 1998.

More on the Sub-Adviser

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brooks Taylor	Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since (mo) 2004.

65

Description of the Portfolios (continued)

Kenneth J. Enright	Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since (mo) 1999.

Steven R. Gorham	Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since (mo) 2002.

Nevin P. Chitkara	Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since May 2006.

Michael W. Roberge	Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas	Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 16 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Alan T. Langsner	Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA	Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988 and Mr. Hawkins has managed the Portfolio since October 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

66

Description of the Portfolios (continued)

ING MFS UTILITIES PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

To seek total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in securities of issuers in the utilities industry. The Portfolio will provide shareholders with at least 60 days' notice of any change in this investment policy. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser may invest the Portfolio's assets in debt instruments, including lower quality debt instruments, as well as equity securities.

The Sub-Adviser primarily invests the Portfolio's investments in investment grade debt instruments, but may also invest in lower quality debt instruments.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include earnings, price, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and princpal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as "high yield securities" or "junk bonds," are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the

67

Description of the Portfolios (continued)

transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors and collars.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Portfolio Turnover Risk
Sector Risk
U.S. Government Securities and Obligations Risk
Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's performance for the first full calendar year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

68

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Utilities ("S&P 500® Utilities") Index. The S&P 500® Utilities Index measures the performance of the utilities sector. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Utilities Index	[ ]%	[ ]%(2)	N/A

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

(1)  Class S shares commenced operations on May 2, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

69

Description of the Portfolios (continued)

More on the Sub-Adviser

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Maura A. Shaughnessy	Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA	Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

70

Description of the Portfolios (continued)

ING OPPENHEIMER MAIN STREET PORTFOLIO®

Sub-Adviser

OppenheimerFunds, Inc. ("OppenheimerFunds")

Investment Objective

Long-term growth of capital and future income.

Principal Investment Strategies

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•  Multi-Factor Quantitative Models:  These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•  Fundamental Research:  The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•  Judgment:  The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio

71

Description of the Portfolios (continued)

may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

72

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The index return for the Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $[ ] billion in assets as of December 31, 2006 including other Oppenheimer funds, with more than [ ] million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Nikolaos D. Monoyios, CFA	Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President of OppenheimerFunds since October 2003 and is formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Mr. Monoyios is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November 2004.

Marc Reinganum	Dr. Reinganum is a Vice President of OppenheimerFunds since September 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Mr. Reinganum is an Officer of 8 portfolios in the OppenheimerFunds complex and has been manager of the Portfolio since November 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

73

Description of the Portfolios (continued)

ING PIMCO CORE BOND PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk

74

Description of the Portfolios (continued)

Convertible Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securites Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

75

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance — the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
LBAB Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different Sub-Adviser and different principal investment strategies.

(3)  The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Pasi Hamalainen	Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has 13 years of investment experience. Mr. Hamalainen has managed the Portfolio since September 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

76

Description of the Portfolios (continued)

ING PIMCO HIGH YIELD PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Seeks maximum total return, consistent with the preservation of capital and prudent investment management. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk

77

Description of the Portfolios (continued)

Convertible Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

78

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S shares (adjusted)	[ ]%	[ ]%(1)	N/A
Merrill Lynch U.S. High Yield Constrained Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2004.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Raymond G. Kennedy	Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London. He has 20 years of investment management experience. Mr. Kennedy has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

79

Description of the Portfolios (continued)

ING PIONEER EQUITY INCOME PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. Generally, the Portfolio acquires debt securities that are investment grade, but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  Good prospects for dividend growth.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk

80

Description of the Portfolios (continued)

High-Yield, Lower Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, has managed the Portfolio since [(mo) (yr)]. Mr. Carey is a director of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager, has managed the Portfolio since [(mo) (yr)]. Mr. Hunnewell is a vice president of Pioneer. Prior to joining Pioneer in August 2001, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

81

Description of the Portfolios (continued)

ING PIONEER FUND PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Reasonable income and capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Above average potential for earnings and revenue growth;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk

82

Description of the Portfolios (continued)

Other Investment Companies Risk
Real Estate Investment Trusts Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

83

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over ${ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Carey has managed the Portfolio since April 2005.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. Mr. Hunnewell has managed the Portfolio since April 2005.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

84

Description of the Portfolios (continued)

ING PIONEER MID CAP VALUE PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value® Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value® Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Value® Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt, equity interests in real estate investment trusts ("REITs") and shares of other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities.

The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales;

•  Turnaround potential for companies that have been through difficult periods;

•  Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

•  Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk

85

Description of the Portfolios (continued)

Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

86

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell MidCap® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Timothy Horan	Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006. He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright	Mr. Wright, portfolio manager and Senior Vice President, has managed the Portfolio since April 2005. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

87

Description of the Portfolios (continued)

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

Sub-Adviser

ING Investment Management Advisors, B.V. ("IIMA")

Investment Objective

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® ("MSCI EAFE®") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE® Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Index Strategy Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization
Market Trends Risk

88

Description of the Portfolios (continued)

Other Investment Companies Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objectives. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

89

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on Sub-Adviser

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Carl Ghielen	Mr. Ghielen, portfolio manger, has been co-manager of the Portfolio since July 2005. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 15 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen	Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July 2005. He joined IIMA or its affiliates in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios as a large corporate Dutch pension fund.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

90

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Class ADV shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)	Net Operating Expenses
ING Disciplined Small Cap Value	0.55%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Equities Plus	0.30%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%	[ ]%
ING Evergreen Health Sciences(3)	0.75%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Evergreen Omega(3)	0.60%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Global Real Estate	0.80%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Global Natural Resources(3)	0.65%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Global Technology(3)	1.35%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(7)	[ ]%
ING International Growth Opportunities(3)	1.00%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Janus Contrarian(3)	0.79%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING JPMorgan Emerging Markets Equity(3)	1.25%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING JPMorgan Small Cap Core Equity(3)	0.89%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%(4)
ING JPMorgan Value Opportunities	0.40%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Julius Baer Foreign(3)	0.92%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Legg Mason Partners All Cap(3)(5)	0.74%	0.50%	0.25%	[ ]%	[ ]%(4)	[ ]%	[ ]%(4)
ING Legg Mason Value(3)	0.79%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Limited Maturity Bond(3)	0.28%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Marsico Growth(3)	0.76%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Marsico International Opportunities	0.54%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING MFS Total Return(3)	0.64%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING MFS Utilities	0.60%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Oppenheimer Main Street®(3)	0.63%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING PIMCO Core Bond(3)	0.59%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING PIMCO High Yield(3)	0.49%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Pioneer Equity Income	0.65%	[ ]%	[ ]%	[ ]%(6)	[ ]%	[ ]%	[ ]%
ING Pioneer Fund(3)	0.74%	0.50%	0.25%	[ ]%(7)	[ ]%	[ ]%(7)	[ ]%
ING Pioneer Mid Cap Value(3)	0.64%	0.50%	0.25%	[ ]%(7)	[ ]%	[ ]%(7)	[ ]%
ING VP Index Plus International Equity	0.45%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING Evergreen Health Sciences, ING Evergreen Omega, ING Global Resources, ING Global Technology, ING International, ING Janus Contrarian, ING Pioneer Fund, and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2006, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSL, as investment Adviser to each Portfolio, has agreed. For ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios operating expenses are estimated for the current fiscal year as the Portfolios did not have a full calendar year of operations as of December 31, 2006. For ING JPMorgan Emerging Markets Equity, ING Julius Baer Foreign, ING Legg Mason Partners All Cap, ING Limited Maturity Bond, ING Oppenheimer Main Street®, ING PIMCO Core Bond, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Mid Cap Value, and ING VP Index Plus International Equity Portfolios, operating expenses are based on the Portfolio's actual operating expenses for Class S Shares, adjusted for contractual changes, if any, as the ADV Class Shares for the Portfolios did not have a full calendar year of operations December 31, 2006. For ING Pioneer Equity Income Portfolio operating expenses are estimated for the current fiscal year as it had not commenced operations as of December 31, 2006. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for ADV Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL as Adviser to the Portfolios, has agreed for the Portfolios for the current fiscal year.

(2)  DSL has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  The Management Agreement between the Trust and its manager, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

91

Portfolio Fees and Expenses (continued)

Opportunities, ING MFS Utilities, ING Pioneer Equity Income, and ING VP Index Plus International Equity Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4)  A portion of the brokerage commissions that ING JPMorgan Small Cap Equity, ING Legg Mason Partners All Cap, and ING Marsico Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(5)  DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity and ING Legg Mason Partners All Cap Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]% and [ ]%, respectively. These expense waivers will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(6)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING Pioneer Equity Income Portfolio are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2006.

(7)  DSL and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. Pursuant to a side agreement effective September 23, 2005, DSL has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example.(1)  This Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year			3 Years			5 Years			10 Years
ING Disciplined Small Cap Value	$	[	]	$	[	]	$	[	]	$	[	]
ING Equities Plus	$	[	]	$	[	]	$	[	]	$	[	]
ING Evergreen Health Sciences	$	[	]	$	[	]	$	[	]	$	[	]
ING Evergreen Omega	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Real Estate	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Resources	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Technology(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING International Growth Opportunities	$	[	]	$	[	]	$	[	]	$	[	]
ING Janus Contrarian	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Emerging Markets Equity	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Small Cap Core Equity	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Value Opportunities	$	[	]	$	[	]	$	[	]	$	[	]
ING Julius Baer Foreign	$	[	]	$	[	]	$	[	]	$	[	]
ING Legg Mason Partners All Cap	$	[	]	$	[	]	$	[	]	$	[	]
ING Legg Mason Value	$	[	]	$	[	]	$	[	]	$	[	]
ING Limited Maturity Bond	$	[	]	$	[	]	$	[	]	$	[	]
ING Marsico Growth	$	[	]	$	[	]	$	[	]	$	[	]
ING Marsico International Opportunities	$	[	]	$	[	]	$	[	]	$	[	]
ING MFS Total Return	$	[	]	$	[	]	$	[	]	$	[	]
ING MFS Utilities	$	[	]	$	[	]	$	[	]	$	[	]
ING Oppenheimer Main Street®	$	[	]	$	[	]	$	[	]	$	[	]
ING PIMCO Core Bond	$	[	]	$	[	]	$	[	]	$	[	]
ING PIMCO High Yield	$	[	]	$	[	]	$	[	]	$	[	]
ING Pioneer Equity Income(2)	$	[	]	$	[	]		N/A			N/A
ING Pioneer Fund	$	[	]	$	[	]	$	[	]	$	[	]
ING Pioneer Mid Cap Value	$	[	]	$	[	]	$	[	]	$	[	]
ING VP Index Plus International Equity	$	[	]	$	[	]	$	[	]	$	[	]

(1)  The Example table numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example numbers reflect the expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

92

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investment made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Commodities Risk.  Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production on supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

93

Summary of Principal Risks (continued)

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip"

94

Summary of Principal Risks (continued)

equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Healthcare Sector Risk. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation

95

Summary of Principal Risks (continued)

between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk.  Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. An Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant,

96

Summary of Principal Risks (continued)

Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural

97

Summary of Principal Risks (continued)

resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk.  Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities,

98

Summary of Principal Risks (continued)

i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Short Sales Risk. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities.

99

Summary of Principal Risks (continued)

Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Utilities Industry Risk. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

100

More Information

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among

101

More Information (continued)

the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL and ING Investments for their services. Out of this management fee, DSL and ING Investments in turn pay the Sub-Advisers their respective sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 E.Double tree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Services and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

102

More Information (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor (collectively, "ING"), out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Services by Financial Service Firms

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or ING Funds Distributor. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and

103

More Information (continued)

other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

104

More Information (continued)

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are indirectly subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolios' portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

105

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contact holder or Qualified Plan participant is received in proper form.

106

Management of the Portfolios

Advisers

DSL, a Delaware limited liability company, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2006, ING Investments had approximately $[ ] billion in registered investment company assets.

DSL and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSL and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSL and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSL and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSL and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL and ING Investments received exemptive relief from the SEC permiting DSL and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Disciplined Small Cap Value
ING Equities Plus
ING Evergreen Health Sciences
ING Evergreen Omega
ING Global Real Estate
ING Global Resources
ING Global Technology	1.25%
ING International Growth Opportunities
ING Janus Contrarian
ING JPMorgan Emerging Markets Equity

107

Management of the Portfolios (continued)

Portfolio	Advisory Fee (as a % of average daily net assets)
ING JPMorgan Small Cap Core Equity
ING JPMorgan Value Opportunities
ING Julius Baer Foreign
ING Legg Mason All Cap
ING Legg Mason Value
ING Limited Maturity Bond
ING Marsico Growth
ING Marsico International Opportunities
ING MFS Total Return
ING MFS Utilities
ING Oppenheimer Main Street®
ING PIMCO Core Bond
ING PIMCO High Yield
ING Pioneer Equity Income(1)	0.65%
ING Pioneer Fund
ING Pioneer Mid Cap Value
ING VP Index Plus International Equity

(1)  Because the Portfolio had not commenced operations as of December 31, 2006, the amount shown is the annual advisory fee to be paid for the current fiscal year.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

108

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

109

Performance of Similarly Managed Mutual Funds

ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio®, ING PIMCO High Yield Portfolio, ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Evergreen Health Care Fund – Class A (EHABX )	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%(3)
S&P 1500 Supercomposite Healthcare Sector Index.	[ ]%	[ ]%	[ ]%	[ ]%(3)
Evergreen Omega Fund – Class A (EKOAX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%
ING Global Real Estate Fund – Class A (IGLAX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
ING Index Plus International Equity Fund – Class A (IFIAX)	[ ]	[ ]%	[ ]%	[ ]%(6)

110

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
(Comparable to ING VP Index Plus International Equity Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(7)
JPMorgan Emerging Markets Fund – Class A (JFAMX)	[ ]%	[ ]%	[ ]%	[ ]%(8)
(Comparable to ING JPMorgan Emerging Markets Equity Portfolio) MSCI Emerging Market IndexSM	[ ]%	[ ]%	[ ]%	[ ]%(9)
JPMorgan Value Opportunities Fund – Class A (JVOAX)	[ ]%	[ ]%	[ ]%	[ ]%(10)
(Comparable to ING JPMorgan Value Opportunities Portfolio) Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)
Julius Baer International Equity Fund – Class A (BJBIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Julius Baer Foreign Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%
Legg Mason Value Fund – Class I (LMNVX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Legg Mason Value Portfolio) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Marsico International Opportunities Fund (MIOFX)	[ ]%	[ ]%	[ ]%	[ ]%(12)
(Comparable to ING Marsico International Opportunities Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(13)
MFS Utilities Fund – Class A (MMUFX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING MFS Utilities Portfolio) S&P 500 Utilities Index	[ ]%	[ ]%	[ ]%	[ ]%
Oppenheimer Main Street Fund – Class A (MSIGX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Oppenheimer Main Street Portfolio®) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield Fund – Class A (PHDAX)	[ ]%	[ ]%	[ ]%	[ ]%(14)
(Comparable to ING PIMCO High Yield Portfolio) Merrill Lynch US High Yield BB-B Rated Constrained Index [ ]% [ ]% [ ]% [ ]%(15) Merrill Lynch U.S. High Yield BB-B Rated Index	[ ]%	[ ]%	[ ]%	[ ]%(15)
Pioneer Equity Income Fund – Class A (PEQIX)	5.45%	14.87%	3.46%	9.21%
(Comparable to ING Pioneer Equity Income Portfolio) Pioneer Equity Income Portfolio VCT I	5.72%	14.69%	3.39%	10.05%

111

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000 Value Index	7.05%	17.49%	5.28%	10.94%
Pioneer Fund – Class A (PIODX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Fund Portfolio) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Mid Cap Value Fund – Class A (PCGRX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Mid Cap Value Portfolio) Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500® Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000® Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2)  Fund commenced operations on December 22, 1999.

(3)  Index return is for period beginning January 1, 2000.

(4)  Fund commenced operations on November 5, 2001.

(5)  Index return is for period beginning November 1, 2001.

(6)  Fund commenced operations on December 21, 2005.

(7)  Index return is for period beginning January 1, 2006.

(8)  Fund commenced operations on September 28, 2001.

(9)  Index return is for period beginning October 1, 2001.

(10)  Fund commenced operations on December 31, 2001.

(11)  Index return is for period beginning January 1, 2002.

(12)  Fund commenced operations on June 30, 2000.

(13)  Index return is for period beginning July 1, 2000.

(14)  Fund commenced operations on January 13, 1997.

(15)  Index return is for period beginning January 1, 1997.

112

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the ADV Class shares of ING Equities Plus, ING Evergreen Health Sciences, ING Evergreen Omega, ING Global Resources, ING Global Technology, ING International Growth Opportunities, ING Janus Contrarian, ING PIMCO High Yield and ING Pioneer Fund Portfolios had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), audited financial highlights are presented for Class S shares of the Portfolio.

Because the ADV Class shares of ING Disciplined Small Cap Value had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end), audited financial highlights are presented for Class I shares of the Portfolio.

Because ING Pioneer Equity Income Portfolio had not commenced operations as of December 31, 2006, audited financial highlights are not available.

ING Disciplined Small Cap Value Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

113

Financial Highlights (continued)

ING EquitiesPlus Portfolio

Class S
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

ING Evergreen Health Sciences Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00		10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.00	*	(0.01)
Net realized and unrealized gain on investments	$	1.04		0.01
Total from investment operations	$	1.04		—
Less distributions from:
Net investment income	$	0.00	*	—
Net realized gains on investments	$	0.35		—
Total distributions	$	0.35		—
Net asset value, end of period	$	10.69		10.00
Total Return(2)%		10.41		0.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	166,655		31,957
Ratios to average net assets:
Expenses(3)%		1.01		1.00
Net investment income(3)%		(0.04)		(0.27)
Portfolio turnover rate	%	118		88

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

114

Financial Highlights (continued)

ING Evergreen Omega Portfolio

	Class S
	Year Ended December 31,		May 3, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.54	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	$	0.44	0.56
Total from investment operations	$	0.42	0.59
Less distributions from:
Net investment income	$	—	0.05
Total distributions	$	—	0.05
Net asset value, end of period	$	10.96	10.54
Total Return(2)%		3.98	5.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	8,096	5,670
Ratios to average net assets:
Expenses(3)%		0.85	0.85
Net investment income(3)%		(0.23)	0.28
Portfolio turnover rate	%	140	87

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.

ING Global Real Estate Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

115

Financial Highlights (continued)

ING Global Resources Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004(1)		2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of year	$	15.71	14.89		9.81	9.79
Income (loss) from investment operations:
Net investment income	$	0.13	0.20	*	0.16	0.16	*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	5.55	0.75		4.96	(0.08)
Total from investment operations	$	5.68	0.95		5.12	0.08
Less distributions from:
Net investment income	$	0.14	0.13		0.04	0.06
Net realized gain on investments	$	0.90	—		—	—
Total distributions	$	1.04	0.13		0.04	0.06
Net asset value, end of year	$	20.35	15.71		14.89	9.81
Total Return(1)%		37.73	6.42		52.22	0.80
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	379,936	190,176		144,294	69,313
Ratios to average net assets:
Expenses	%	0.90	0.91		0.94	0.94
Net investment income	%	1.01	1.69		2.52	1.50
Portfolio turnover rate	%	334	176		117	187

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Global Technology Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment loss	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(3)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after reimbursement of unified fee	%
Gross expenses prior to reimbursement of unified fee	%
Net investment loss(4)%
Portfolio turnover rate	%

(1)   Commencement of operations.
(2)   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(3)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)   Annualized for periods less than one year.

116

Financial Highlights (continued)

ING International Growth Opportunities Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		10.27	8.88	6.89	8.29
Income (loss) from investment operations:
Net investment income (loss)		0.14	0.12	0.09	0.06 *
Net realized and unrealized gain (loss) on investments and foreign currencies		0.82	1.36	1.92	(1.40)
Total from investment operations		0.96	1.48	2.01	(1.34)
Less distributions from:
Net investment income		0.25	0.09	0.02	0.04
Net realized gain on investments		0.52	—	—	0.02
Total distributions		0.77	0.09	0.02	0.06
Net asset value, end of period		10.46	10.27	8.88	6.89
Total Return(2)		10.50	16.71	29.17	(16.15)
Ratios and Supplemental Data:
Net assets, end of period (000's)		179,170	201,115	184,662	139,789
Ratios to average net assets:
Expenses(3)		1.26	1.26	1.26	1.26
Net investment income (loss)(3)		1.29	1.19	1.19	0.69
Portfolio turnover rate		123	87	116	115

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

ING Janus Contrarian Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		11.01		9.40	6.25	8.44
Income (loss) from investment operations:
Net investment income (loss)		0.04	*	0.01	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments and foreign currencies		1.68		1.60	3.18	(2.16)
Total from investment operations		1.72		1.61	3.15	(2.19)
Less distributions from:
Net investment income		0.01		—	—	—
Total distributions		0.01		—	—	—
Net asset value, end of period		12.72		11.01	9.40	6.25
Total Return(2)		15.61		17.13	50.40	(25.95)
Ratios and Supplemental Data:
Net assets, end of period (000's)		81,925		65,770	53,873	21,815
Ratios to average net assets:
Net expenses after brokerage commission recapture		1.05		1.05	1.08	1.07
Gross expenses prior to brokerage commission recapture		1.05		1.06	1.11	1.11
Net investment income (loss)		0.34		0.14	(0.50)	(0.42)
Portfolio turnover rate		47		33	43	54

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

117

Financial Highlights (continued)

ING JPMorgan Emerging Markets Equity Portfolio

ADV Class
Year Ended December 31,
	2006	2005(1)	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%
Gross expenses prior to expense waiver(3)(4)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Since April 29, 2005. J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 Shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMorgan Small Cap Core Equity Portfolio

	ADV Class
	Year Ended December 31,			August 12, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance
Net asset value, beginning of period	$	13.34		10.76
Income (loss) from investment operations:
Net investment loss	$	(0.03	)*	(0.02)
Net realized and unrealized gain (loss) on investments	$	0.44		2.61
Total from investment operations	$	0.41		2.59
Less distributions from:
Net realized gains on investments	$	1.31		0.01
Total distributions	$	1.31		0.01
Net asset value, end of period	$	12.44		13.34
Total Return(2)%		3.37		24.11
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	746		260
Ratio to average net assets:
Net expenses after brokerage commission recapture and after waiver/reimbursement of expenses(3)(4)%		1.48		1.49
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.49
Gross expenses prior to brokerage commission recapture and waiver/reimbursement of expenses(3)(4)%		1.64		1.49
Net investment loss(3)%		(0.21)		(0.38)
Portfolio turnover rate	%	57		147

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

118

Financial Highlights (continued)

ING JPMorgan Value Opportunities Portfolio

ADV Class
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized loss on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense waiver/reimbursement of expenses(3)(4)%
Gross expenses prior to expense reimbursement of expenses(3)(4)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Julius Baer Foreign Portfolio

ADV Class
	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004	2003(2)	2002
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(3)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(4)%
Net investment income(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

119

Financial Highlights (continued)

ING Legg Mason Partners All Cap Portfolio

ADV Class
Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of year	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Legg Mason Value Portfolio

	ADV Class
	Year Ended December 31, 2006	April 11, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	9.55
Income (loss) from investment operations:
Net investment loss	$	(0.06	)*
Net realized and unrealized gain on investments	$	1.12
Total from investment operations	$	1.06
Less distributions from:
Net realized gain on investments	$	0.02
Total distributions	$	0.02
Net asset value, end of period	$	10.59
Total Return(2)%		11.11
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,653
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.39
Gross expenses prior to expense waiver(3)(4)%		1.54
Net investment loss(3)%		(0.60)
Portfolio turnover rate	%	11

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

120

Financial Highlights (continued)

ING Limited Maturity Bond Portfolio

ADV Class
Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of year	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Expenses	%
Net investment income	%
Portfolio turnover rate	%

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Marsico Growth Portfolio

	ADV Class
	Year Ended December 31,				August 1, 2003(1) to December 31,
	2006	2005		2004	2003(1)
Per Share Operating Performance
Net asset value, beginning of period	$	14.47		12.90	12.92
Income (loss) from investment operations:
Net investment income (loss)	$	(0.06	)*	(0.02)	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.29		1.59	(0.02)
Total from investment operations	$	1.23		1.57	(0.02)
Net asset value, end of period	$	15.70		14.47	12.90
Total Return(2)%		8.50		12.17	(0.15)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	6,456		1,784	35
Ratio to average net assets:
Net expenses after brokerage commission recapture and after waiver/reimbursement of expenses(3)(4)%		1.34		1.35	0.97
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.36		1.38	0.99
Gross expenses prior to brokerage commission recapture and prior to waiver/ reimbursement of expenses(3)(4)%		1.51		1.38	0.99
Net investment loss(3)%		(0.41)		(0.28)	(0.93)
Portfolio turnover rate	%	72		72	82

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

121

Financial Highlights (continued)

ING Marsico International Opportunities Portfolio

ADV Class
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%
Gross expenses prior to expense reimbursement(3)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS Total Return Portfolio

	ADV Class
	Year Ended December 31,					December 16, 2003(1) to December 31,
	2006	2005		2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$	18.67		17.19		16.82
Income (loss) from investment operations:
Net investment income	$	0.36	*	0.39	*	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.09		1.47		0.45
Total from investment operations	$	0.45		1.86		0.46
Less distributions from:
Net investment income	$	0.41		0.38		0.09
Net realized gain on investments	$	0.66		—		—
Total distributions	$	1.07		0.38		0.09
Net asset value, end of period	$	18.05		18.67		17.19
Total Return(2)%		2.53		10.83		2.77
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	5,839		3,159		1
Ratios to average net assets:
Net expenses after brokerage commission recapture and after waiver/reimbursement of expenses(3)(4)%		1.25		1.23		1.04
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.25		1.23		1.04
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%		1.40		1.24		1.05
Net investment income(3)%		1.98		2.08		1.85
Portfolio turnover rate	%	51		66		57

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

122

Financial Highlights (continued)

ING MFS Utilities Portfolio

ADV Class
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)%
Gross expenses prior to expense reimbursement	%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING Oppenheimer Main Street Portfolio®

ADV Class
Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(1)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees	%
Net investment income (loss)%
Portfolio turnover rate	%

(1)  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

123

Financial Highlights (continued)

ING PIMCO Core Bond Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments, foreign currencies, futures, options and swaps	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of year	$
Total Return(1)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Expenses	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO High Yield Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.50		10.00
Income (loss) from investment operations:
Net investment income	$	0.67	*	0.42
Net realized and unrealized gain (loss) on investments	$	(0.24)		0.48
Total from investment operations	$	0.43		0.90
Less distributions from:
Net investment income	$	0.70		0.40
Net realized gain on investments	$	0.02		—
Total distributions	$	0.72		0.40
Net asset value, end of period	$	10.21		10.50
Total Return(2)%		4.33		9.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	721,985		697,885
Ratios to average net assets:
Expenses(3)%		0.75		0.74
Net investment income(3)%		6.53		6.19
Portfolio turnover rate	%	102		50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

124

Financial Highlights (continued)

ING Pioneer Fund Portfolio

	Class S
	Year Ended December 31, 2006	May 3, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.17
Income from investment operations:
Net investment income	$	0.09	*
Net realized and unrealized gain on investments	$	0.82
Total from investment operations	$	0.91
Less distributions from:
Net investment income	$	0.04
Net realized gain on investments	$	0.00	**
Total distributions	$	0.04
Net asset value, end of period	$	11.04
Total Return(2)%		8.99	†
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	82,505
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.96
Gross expenses prior to expense reimbursement(3)%		1.00
Net investment income(3)(4)%		1.27
Portfolio turnover rate	%	39

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.005.

ING Pioneer Mid Cap Value Portfolio

ADV Class
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

125

Financial Highlights (continued)

ING VP Index Plus International Equity Portfolio

ADV Class
	Year Ended December 31, 2006	July 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%
Gross expenses prior to expense reimbursement(3)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

126

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800)-366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202)-551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

Balanced Funds

ING Franklin Income Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING UBS U.S. Allocation Portfolio

Bond Fund

ING BlackRock Inflation Protected Bond Portfolio

International/Global Funds

ING Templeton Global Growth Portfolio

ING Van Kampen Global Franchise Portfolio

Stock Funds

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Large Cap Growth Portfolio
  (formerly, ING Mercury Large Cap Growth Portfolio)

ING BlackRock Large Cap Value Portfolio
  (formerly, ING Mercury Large Cap Value Portfolio)

ING Capital Guardian Small/Mid Cap Portfolio

ING Capital Guardian U.S. Equities Portfolio

ING FMRSM Diversified Mid Cap Portfolio

ING FMRSM Equity Income Portfolio

ING FMRSM Large Cap Growth Portfolio
  (formerly, ING FMRSM Earnings Growth Portfolio)

ING FMRSM Mid Cap Growth Portfolio
  (formerly, ING MFS Mid Cap Growth Portfolio)

ING FMRSM Small Cap Equity Portfolio

ING Franklin Mutual Shares Portfolio

ING Lord Abbett Affiliated Portfolio

ING T. Rowe Price Equity Income Portfolio

ING Van Kampen Capital Growth Portfolio
  (formerly, ING Van Kampen Equity Growth Portfolio)

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING Wells Fargo Disciplined Value Portfolio
  (formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Adviser

Directed Services, LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING AllianceBernstein Mid Cap Growth Portfolio – AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio – BlackRock Financial Management, Inc.

ING BlackRock Large Cap Growth Portfolio – BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio – BlackRock Investment Management, LLC

ING Capital Guardian Small/Mid Cap Portfolio – Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio – Capital Guardian Trust Company

ING FMRSM Diversified Mid Cap Portfolio – Fidelity Management & Research Company

ING FMRSM Equity Income Portfolio – Fidelity Management & Research Company

ING FMRSM Large Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Mid Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Small Cap Equity Portfolio – Fidelity Management & Research Company

ING Franklin Mutual Shares Portfolio – Franklin Mutual Advisers, LLC

ING Franklin Income Portfolio – Franklin Advisers, Inc.

ING Lord Abbett Affiliated Portfolio – Lord, Abbett & Co. LLC

ING T. Rowe Price Capital Appreciation  Portfolio – T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio – T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio – Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio – UBS Global Asset Management (Americas) Inc.

ING Van Kampen Capital Growth Portfolio – Van Kampen

ING Van Kampen Global Franchise Portfolio – Van Kampen

ING Van Kampen Growth and Income Portfolio – Van Kampen

ING Van Kampen Real Estate Portfolio – Van Kampen

ING Wells Fargo Disciplined Value Portfolio – Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio – Wells Capital Management, Inc.

Classes of Shares

Each Portfolio's shares are classified into Adviser ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.

Investing through your Qualified Plan

ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to certain investment advisers to the Portfolios and the Adviser's affiliates in connection with the creation or management of the Portfolios. Institutional Class shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

Sub-Adviser

AllianceBernstein L.P. ("AllianceBernstein")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap® Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2006. The capitalization range of companies in the Russell Midcap® Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Portfolio also may:

•  write exchange-traded covered call options on up to 25% of its total assets;

•  make secured loans on portfolio securities of up to 25% of its total assets;

•  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

•  enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

3

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Since ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

4

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling over $717 billion as of December 31, 2006. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2006, AllianceBernstein Holding L.P. owns approximately 33.1% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 59.8% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.7% of the outstanding AllianceBernstein Units, which, including the general partnership interests in AllianceBernstein and AllianceBernstein Holding, represents an approximate 60.3% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Catherine Wood	Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since [ ].

Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief Economist.

John Fogarty	Senior Vice President and portfolio manager of AllianceBernstein since 2006. Prior to that he was a hedge fund manager at Dialectic Capital and Vardon Partners since 2003 and portfolio manager for U.S. Large Cap Growth Portfolio with AllianceBernstein prior to 2001. Mr. Fogarty has managed the Portfolio since [mo yr].

5

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Amy P. Raskin	Ms. Raskin, Senior Vice President, Research Analyst and Director of Research on Strategic Change, is a U.S. growth equity analyst covering networking and telecom equipment and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research Investment Strategy Committee. Prior to joining the Firm in 2000, Ms. Raskin worked as a telecom analyst for Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers. She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger	Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst, began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner	Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio Manager – U.S. Strategic Research, is a member of the U.S. Strategic Research Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital Management. Mr. Zottner holds the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

Sub-Adviser

BlackRock Financial Management, Inc. ("BlackRock Financial Management")

Investment Objective

The Portfolio seeks to maximum real return, consistent with real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' notice of any change in this investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the Portfolio's benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the management team believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Backed Securities Risk
Credit Derivatives Risk

7

Description of the Portfolios (continued)

Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Leveraging Risk
Manager Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

BlackRock Financial Management, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., 40 East 52nd Street, New York, New York 10022. BlackRock Financial Management is a registered investment adviser organized in 1994. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Stuart Spodek	Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments and impelmenting yield cure strategy across global portfolios. Mr. Spodek joined BlackRock Financial Management in 1993.

Brian Weinstein	Brian Weinstein is a Vice President of BlackRock Financial Management and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial Management in the Portfolio Analytics Group in 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

8

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000® Growth Index. Using a multi-factor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative prices-to-earnings and price-to-book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio; and

•  Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies including American Depositary Receipts ("ADRs"). The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

9

Description of the Portfolios (continued)

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

10

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003) and ADV Class shares' (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ADV Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  ADV Class shares commenced operations on March 17, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return for ADV Class shares is for the period beginning April 1, 2004. The index return for Class S shares is for the period beginning May 1, 2002.

11

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[   ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000® Value Index. Using a multifactor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative price-to-earnings and price-to-book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio's investment portfolio;

•  Allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

13

Description of the Portfolios (continued)

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Investment Models Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
OTC Investment Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

14

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly of the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return for Class S shares is for the period beginning May 1, 2002.

15

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

16

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment type and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger: On November 9, 2006, the Board approved a proposal to reorganize the Portfolio into ING FMRSM Diversified Mid Cap Portfolio, if shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger, you will hold shares of ING FMRSM Diversified Mid Cap Portfolio. For more information regarding ING FMRSM Diversified Mid Cap Portfolio, see the section entitled "Description of the Portfolios – ING FMRSM Diversified Mid Cap Portfolio" in this Prospectus or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk

17

Description of the Portfolios (continued)

Market Capitalization Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

18

Description of the Portfolios (continued)

The table below provides some of indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell Midcap® Index and the Custom Russell 2800 Index. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Custom Russell 2800 Index is defined as the combination of the Russell 2000® and the Russell Midcap® Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Index	[ ]%	[ ]%	[ ]%(3)
Custom Russell 2800 Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small-capitalization securities, as opposed to the current policy of small- and mid-capitalization securities.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $[ ] billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James S. Kang	Mr. Kang is a Vice President of Capital Guardian with portfolio management responsibilities. Mr. Kang joined the Capital Guardian Trust Company organization in 1987 and has managed the Portfolio since [ ].

Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital Guardian Trust Company organization in 1990 and has managed the Portfolio since [ ].

Kathryn M. Peters	Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC and has managed the Portfolio since [ ].

Theodore R. Samuels	Mr. Samuels is a Senior Vice President and Director of Capital Guardian Trust Company with portfolio management responsibilities. Mr. Samuels joined Capital Guardian Trust Company in 1981 and has managed the Portfolio since [ ].

Lawrence R. Solomon	Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Solomon joined Capital Guardian in 1987 and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

19

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stocks or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

20

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed by a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all charges and expenses payable under your Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

21

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen	Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher	Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels	Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Eugene P. Stein	Mr. Stein is Executive Vice Chairman of Capital Guardian. Mr. Stein joined the Capital organization in 1972 where he served in various portfolio manager positions and has managed the Portfolio since 2000.

Terry Berkemeier	Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Berkemeier joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.

22

Description of the Portfolios (continued)

Alan J. Wilson	Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the Capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio since 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

23

Description of the Portfolios (continued)

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices on other factors that affect security values. If the Sub-Adviser's strategies do not work as intended the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk

24

Description of the Portfolios (continued)

Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

25

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P MidCap 400 Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for the Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Tom Allen	Vice President of FMR and portfolio manager of the Portfolio since February 2004.

Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

26

Description of the Portfolios (continued)

ING FMRSM EQUITY INCOME PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield for its shareholders that exceeds the yield on the securities comprising the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser normally invests the Portfolio's assets primarily in equity securities that are expected to produce above-average income. The Sub-Adviser may also invest the Portfolio's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser's emphasis on equity securities that are expected to produce above-average income tends to lead to investments in large cap "value" stocks. However, the Sub-Adviser is not constrained by any particular investment style. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others. The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of

27

Description of the Portfolios (continued)

the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, as amended, ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Ciaran O'Neill	Mr. O'Neill, portfolio manager, has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1995, he has worked as a research analyst and since 2001, he has served FMR as a portfolio manager for mutual funds and other accounts. Mr. O'Neill left Fidelity Investments briefly in April 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O'Neill returned to Fidelity Investments in May 2005 as a portfolio manager for FMR.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of the Portfolios (continued)

ING FMRSM LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Seeks growth of capital over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of large market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell 1000® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging market issuers, in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long-term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk

29

Description of the Portfolios (continued)

Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's ADV Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

30

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ADV Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  ADV Class shares commenced operations on August 15, 2005.

(2)  On November 6, 2006, the Portfolio changed its name from ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio. On November 6, 2006, the Portfolio's principal investment strategies charged.

(3)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa W. Fam	Mr. Fam is vice president and portfolio manager of the Portfolio since April 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

31

Description of the Portfolios (continued)

ING FMRSM MID CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings ("P/E") or price/book ("P/B") ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell Midcap® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% the Portfolio's assets in foreign securities, including emerging markets issuers, in addition to securities of domestic issuers.

The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

In addition to the principal investment strategies discussed above, the Sub-Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk

32

Description of the Portfolios (continued)

Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

33

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  FMR has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Mid Cap Growth Portfolio. On August 7, 2006, the Portfolio's principal investment strategies changed.

(3)  The index return is for the period beginning August 1, 1998.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa Fam	Mr. Fam is vice president and has been the portfolio manager of the Portfolio since August 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

34

Description of the Portfolios (continued)

ING FMRSM SMALL CAP EQUITY PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000® Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk

35

Description of the Portfolios (continued)

Manager Risk
Market Capitalization Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas Hense	Vice President and Portfolio Manager

Mr. Hense has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

36

Description of the Portfolios (continued)

ING FRANKLIN INCOME PORTFOLIO

Sub-Adviser

Franklin Advisers, Inc. ("Franklin")

Investment Objective

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

•   the experience and managerial strength of the company;

•  responsiveness to changes in interest rates and business conditions;

•  debt maturity schedules and borrowing requirements;

•  the company's changing financial condition and market recognition of the change; and

•  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

37

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Maturity Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section entitled "Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Edward D. Perks	Mr. Perks is Vice President of Franklin and has managed the Portfolio since April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson	Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of the Portfolios (continued)

ING FRANKLIN MUTUAL SHARES PORTFOLIO

Sub-Adviser

Franklin Mutual Advisers, LLC ("Franklin Mutual")

Investment Objective

The Portfolio seeks capital appreciation. Its secondary goal is income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

•  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

•  Risk Arbitrage Securities. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

•  Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Portfolio also may invest a portion of its assets in small capitalization companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations

39

Description of the Portfolios (continued)

represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

Portfolio Selection

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Temporary Investments

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Risk Arbitrage Securities and Distressed Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Sovereign Debt Risk
Value Investing Risk

40

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $___ billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Peter Langerman	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA	David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of Metlife for the period 1999 – 2002.

Deborah A. Turner, CFA	Debbie Turner has been the assistant portfolio manager of the Portfolio since April 2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

41

Description of the Portfolios (continued)

ING LORD ABBETT AFFILIATED PORTFOLIO

Sub-Adviser

Lord, Abbett & Co. LLC ("Lord Abbett")

Investment Objective

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2006, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Portfolio Turnover Risk
Value Investing Risk

42

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

43

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Lord, Abbett & Co. LLC, has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2006, Lord Abbett managed $107 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Eli M. Salzmann	Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997 and has managed the Portfolio since December 2005.

Sholom Dinsky	Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential Investments, where he served as Managing Director of Prudential Asset Management. Mr. Dinsky has managed the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

44

Description of the Portfolios (continued)

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Principal Investment Strategies

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in keeping with the Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

•  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

•  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Debt Securities. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

45

Description of the Portfolios (continued)

Money Market Instruments. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)  shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)  U.S. government obligations;

(3)  negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)  commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)  repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Securities Lending Risk
Special Situations Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

46

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and ADV Class shares' (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

47

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500® Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ADV Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
Lehman Brothers U.S. Government/Credit Bond Index	[ ]%	[ ]%(2)	N/A
60% S&P 500/40% Lehman Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Lehman Brothers U.S. Government/Credit Bond Index	[ ]%	[ ]%	[ ]%
60% S&P 500/40% Lehman Index	[ ]%	[ ]%	[ ]%

(1)  ADV Class shares commenced operations on December 16, 2003. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns for ADV Class shares are for the period beginning January 1, 2004.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jeffrey W. Arricale, CPA	Mr. Arricale, a Vice President of T. Rowe Price, joined T. Rowe Price in 2001, and serves as a Portfolio Manager in the Equity Division responsible for institutional accounts and other portfolios. Mr. Arricale has co-managed the Portfolio since June of 2006. Mr. Arricale is co-executive chairman of the Capital Appreciation Strategy and co-manager of the T. Rowe Price Appreciation Fund and is also a member of the Investment Advisory Committees for the Financial Services, U.S. Equity Income, U.S. Value, U.S. Structured Research, and New America Growth Strategies. Prior to joining T. Rowe Price, he served as a manager in the auditing division of KPMG LLP. Mr. Arricale holds a Certified Public Accountant designation in the state of California.

48

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
David R. Giroux, CFA	Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division and has co-managed the Portfolio since June 2006. He is co-manager of the U.S. Concentrated Large-Cap Value and Capital Appreciation strategies and co-manager of the T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured Research Strategy. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

49

Description of the Portfolios (continued)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Substantial dividend income as well as long-term growth of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

•  an established operating history;

•  above-average dividend yield relative to the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index;

•  low price/earnings ratio relative to the S&P 500® Index;

•  a sound balance sheet and other positive financial characteristics; and

•  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk

50

Description of the Portfolios (continued)

Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Securities Lending Risk
Value Investing Risk

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and ADV Class shares' (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

51

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ADV Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  ADV Class shares commenced operations on January 15, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for ADV Class shares is for the period beginning January 1, 2004.

More on the Sub-Advisers

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian Rogers	Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since [ ]. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999 and he has been managing investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

52

Description of the Portfolios (continued)

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

Sub-Adviser

Templeton Global Advisors Limited ("Templeton Global Advisors")

Investment Objective

Capital appreciation. Current income is only an incidental consideration.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

53

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

54

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
MSCI World IndexSM	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Templeton Global Advisors has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

More on the Sub-Adviser

The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Murdo Murchison, CFA	Mr. Murchison is Executive Vice President of Templeton Global Advisors. He joined Franklin Templeton Investments in 1993 as a research analyst and portfolio manager. Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 2005.

The following individuals have secondary portfolio management responsibilities:

Jeffrey A. Everett, CFA	Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 2005.

Lisa F. Myers, CFA	Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

55

Description of the Portfolios (continued)

ING UBS U.S. ALLOCATION PORTFOLIO

Sub-Adviser

UBS Global Asset Management (Americas) Inc. ("UBS")

Investment Objective

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Principal Investment Strategies

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed- income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated securities), or if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment

56

Description of the Portfolios (continued)

strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

57

Description of the Portfolios (continued)

Because ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance – the Russell 3000® Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000®/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000® Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch U.S. High Yield Cash Pay Index is October 31, 1984. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)
Lehman U.S. Aggregate Bond Index	[ ]%	[ ]%	[ ]%(3)
Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)
65% Russell 3000/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)

58

Description of the Portfolios (continued)

(1)  Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index returns for Class S shares are for the period beginning October 1, 2000.

More on the Sub-Adviser

UBS serves as the Sub-Adviser to the Portfolio. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2006, UBS had approximately $[ ] billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian D. Singer	Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past five years, he has served as the Chief Investment Officer and Managing Director. Mr. Singer has been managing the portfolio since [ ].

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

59

Description of the Portfolios (continued)

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest up to 10% of its total assets in Real Estate Investment Trusts ("REITs").

In anticipation of, or in reponse to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk

60

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the next page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

61

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Effective April 30, 2007, the Portfolio changed its name from ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)  The index return for the Class S shares is for the period beginning May 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Dennis Lynch	Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 12 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen	Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 20 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA	Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has 10 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton	Mr. Norton, Executive Director, joined Van Kampen in 2000 over 13 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

62

Description of the Portfolios (continued)

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of

63

Description of the Portfolios (continued)

the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

64

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Returns (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI World IndexSM	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return for the Class S shares is for the period beginning May 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Hassan Elmasry, CFA	Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Elmasry joined Morgan Stanley in 1995 and has 22 years investment experience.

Michael Allison, CFA	Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Allison joined Morgan Stanley in 2000 and has 9 years of investment experience.

Paras Dodhia	Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Dodhia joined Morgan Stanley in 2002 and has 7 years of investment experience.

Jayson Vowles	Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Vowles joined Morgan Stanley in 2003 and has 5 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

65

Description of the Portfolios (continued)

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

66

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and ADV Class shares' (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

67

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of two broad measures of market performance – the Russell 1000® Value Index and the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Prior to April 30, 2007, the Portfolio compared its performance to the S&P 500® Index. The Portfolio changed the index to which it compares its performance because the Russell 1000® Value Index is considered to be a more appropriate comparison. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ADV Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  ADV Class shares commenced operations on February 22, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

(3)  The index returns for ADV Class shares are for the period beginning March 1, 2004.

More on the Sub-Adviser

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James A. Gilligan, CFA	Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since [mo] 2002.

James O. Roeder, CFA	Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the Equity Income Team. Mr. Roeder has managed the Portfolio since [mo] 2002.

Thomas Bastian, CFA	Mr. Bastian, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2003. Mr. Bastian has managed the Portfolio since [mo] 2003. From 2001 to 2003, Mr. Bastian was a Portfolio Manager at Eagle Asset Management.

Mark Laskin	Mr. Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in January 2007.

Sergio Marcheli	Mr. Marcheli, Vice President and portfolio manager for the Separately Managed Account Strategies, has managed the Portfolio since [mo] 2003. From 1995 to 2002, Mr. Marcheli was associated with Van Kampen in a research capacity.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

68

Description of the Portfolios (continued)

ING VAN KAMPEN REAL ESTATE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Capital appreciation. Current income is a secondary objective.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

•  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

•  financial institutions which issue or service mortgages, not to exceed 25% of total assets;

•  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

•  high yield debt securities and convertible bonds, not to exceed 20% of total assets;

•  mortgage- and asset-backed securities; and

•  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk

69

Description of the Portfolios (continued)

Derivatives Risk
Diversification Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares do not have a full year of operations, as of December 31, 2006 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

70

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire Real Estate
Securities Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

More on the Sub-Adviser

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of over approximately $492 billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Theodore R. Bigman	Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 19 years of investment experience. He is Head of Global Real Estate, responsible for Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since [mo] 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

71

Description of the Portfolios (continued)

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

Sub-Adviser

Wells Capital Management, Inc. ("Wells Capital Management")

Investment Objective

Long-term capital growth.

Principal Investment Strategies

Prior to July 16, 2007, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index ("Index") at the time of purchase. As of December 31, 2006, the market capitalization range of companies comprising the Index was $[ ] million to $[ ] billion, and is expected to change frequently.

Effective July 16, 2007, the Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

Call Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Sector Risk
Securities Lending Risk
Small Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

72

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

73

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

More on the Sub-Adviser

Wells Capital Management is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2006, Wells Capital Management managed over $[ ] million in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through 2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

74

Description of the Portfolios (continued)

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

Sub-Adviser

Wells Capital Management

Investment Objective

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $[ ] million to $[ ] billion, as of December 31, 2006. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

75

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's ADV Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

76

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class shares' performance to those of two broad measures of market performance – of the Russell 2000® Value Index and Russell 2000 Index. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 2000® Value Index is intended to be the comparative index for the Portfolio. The Russell 2000® Value Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
ADV Class Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Value Index	[ ]%	[ ]%(2)	N/A
Russell 2000 Index	[ ]%	[ ]%(2)	N/A

(1)  ADV Class shares commenced operations on November 30, 2005.

(2)  The index returns are for the period beginning December 1, 2005.

More on the Sub-Adviser

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.

The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2006, Wells Capital Management had over $[ ] million in total assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris has managed the Portfolio since November 2005. Mr. Costomiris joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital Management, Inc. ("SCM") since April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

77

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the ADV Class shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements, and Recoupments(2)	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth(3)	0.77%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING BlackRock Inflation Protected Bond	0.45%			%(5)		%(6)
ING BlackRock Large Cap Growth(3)	0.80%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING BlackRock Large Cap Value(3)	0.80%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING Capital Guardian Small/Mid Cap(3)	0.65%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Capital Guardian U.S. Equities(3)	0.74%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%(4)
ING FMRSM Diversified Mid Cap(3)	0.65%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING FMRSM Equity Income	0.47%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING FMRSM Large Cap Growth	0.58%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING FMRSM Mid Cap Growth(3)	0.63%	0.50%	0.25%
ING FMRSM Small Cap Equity	0.75%
ING Franklin Income	0.65%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Franklin Mutual Shares(2)	0.45%
ING Lord Abbett Affiliated(3)	0.75%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING T. Rowe Price Capital Appreciation(3)	0.65%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING T. Rowe Price Equity Income(3)	0.65%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Templeton Global Growth(3)	0.93%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING UBS U.S. Allocation(3)	0.75%	0.50%	0.25%	[ ]	[ ]%	[ ]%(5)	[ ]%(4)
ING Van Kampen Capital Growth(3)	0.65%	0.50%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING Van Kampen Global Franchise(3)	1.00%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Van Kampen Growth and Income(3)	0.65%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%(4)
ING Van Kampen Real Estate(3)	0.65%	0.50%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Wells Fargo Disciplined Value(3)	0.65%	0.50%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Wells Fargo Small Cap Disciplined	0.77%	0.50%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMRSM Mid Cap Growth, ING Templeton Global Growth, ING Van Kampen Capital Growth, ING Van Kampen Global Franchise, and ING Wells Fargo Disciplined Value Portfolios had not commenced operations as of December 31, 2006, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSL as Adviser to each Portfolio, has agreed. Operating expenses for ING AllianceBernstein Mid Cap Growth, ING BlackRock Large Cap Value, FMRSM Diversified Mid Cap, ING Lord Abbett Affiliated, ING UBS U.S. Allocation, and ING Van Kampen Real Estate Portfolios ADV Class Shares are estimated for the current fiscal year because they did not have a full calendar year of operations as of December 31, 2006. Operating expenses for ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income, and ING Franklin Mutual Shares Portfolios are estimated as they have not commenced operations as of December 31, 2006.

(2)  DSL has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid

78

Portfolio Fees and Expenses (continued)

by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4)  A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Disciplined Value Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(5)  DSL has contractually agreed to waive a portion of the advisory fee for ING BlackRock Large Cap Growth, ING BlackRock Large Cap Value, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation and ING Van Kampen Capital Growth Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(6)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING BlackRock Inflation Protected Bond, ING Franklin Income Portfolio are estimated because they did not have a full year of operations as of December 31, 2006. "Other Expenses" for ING FMRSM Equity Income, ING FMRSM Small Cap Equity, Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2006.

(7)  DSL the Adviser has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example.(1) The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years			10 Years
ING AllianceBernstein Mid Cap Growth	$[ ]	$[ ]	$	[	]	$[ ]
ING BlackRock Inflation Protected Bond(2)
ING BlackRock Large Cap Growth(1)	$[ ]	$[ ]	$	[	]	$[ ]
ING BlackRock Large Cap Value(1)	$[ ]	$[ ]	$	[	]	$[ ]
ING Capital Guardian Small/Mid Cap	$[ ]	$[ ]	$	[	]	$[ ]
ING Capital Guardian U.S. Equities	$[ ]	$[ ]	$	[	]	$[ ]
ING FMRSM Diversified Mid Cap	$[ ]	$[ ]	$	[	]	$[ ]
ING FMRSM Equity Income(2)	$[ ]	$[ ]
ING FMRSM Large Cap Growth(1)	$[ ]	$[ ]	$	[	]	$[ ]
ING FMRSM Mid Cap Growth
ING FMRSM Small Cap Equity(2)
ING Franklin Income	$[ ]	$[ ]	$	[	]	$[ ]
ING Franklin Mutual Shares(2)
ING Lord Abbett Affiliated	$[ ]	$[ ]	$	[	]	$[ ]
ING T. Rowe Price Capital Appreciation	$[ ]	$[ ]	$	[	]	$[ ]
ING T. Rowe Price Equity Income	$[ ]	$[ ]	$	[	]	$[ ]
ING Templeton Global Growth	$[ ]	$[ ]	$	[	]	$[ ]
ING UBS U.S. Allocation	$[ ]	$[ ]	$	[	]	$[ ]
ING Van Kampen Capital Growth(1)	$[ ]	$[ ]	$	[	]	$[ ]
ING Van Kampen Global Franchise	$[ ]	$[ ]	$	[	]	$[ ]
ING Van Kampen Growth and Income	$[ ]	$[ ]	$	[	]	$[ ]
ING Van Kampen Real Estate	$[ ]	$[ ]	$	[	]	$[ ]
ING Wells Fargo Disciplined Value	$[ ]	$[ ]	$	[	]	$[ ]
ING Wells Fargo Small Cap Disciplined(1)	$[ ]	$[ ]	$	[	]	$[ ]

(1)  The Example table numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-year period.

79

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or assets allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset Backed Securities Risk. The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing and Leverage Risk. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. A Portfolio could lose money if the value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer of a convertible security is unable to meet its financial obligation or goes bankrupt.

Credit Derivatives Risk. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods or economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or

80

Summary of Principal Risks (continued)

economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk.  Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic

81

Summary of Principal Risks (continued)

conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

82

Summary of Principal Risks (continued)

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Internet Risk. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings, reducing the Portfolio's return. This interest expense may be greater than a Portfolio's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio but there can be no assurance that these will achieve the Portfolio's objective, and a sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

83

Summary of Principal Risks (continued)

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research

84

Summary of Principal Risks (continued)

analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio

85

Summary of Principal Risks (continued)

lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a sub-adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

86

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed-income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash, and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the

87

More Information (continued)

proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"), to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Services and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

88

More Information (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor (collectively "ING") out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Services by Financial Service Firms

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and

89

More Information (continued)

other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject,

90

More Information (continued)

restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Advisor to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. Each Portfolio's portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g. each Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

91

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

92

Management of the Portfolios

Adviser

DSL, a New York corporation, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of each of the Portfolios. DSL and provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE:ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSL delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSL monitors the investment activities of the Sub-Advisers. From time to time, DSL, also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL received exemptive relief from the SEC permiting DSL, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING AllianceBernstein Mid Cap Growth	%
ING BlackRock Inflation Protected Bond(1)%
ING BlackRock Large Cap Growth	%
ING BlackRock Large Cap Value	%
ING Capital Guardian Small/Mid Cap	%
ING Capital Guardian U.S. Equities	%
ING FMRSM Diversified Mid Cap	%
ING FMRSM Equity Income(1)	0.47%
ING FMRSM Large Cap Growth	%
ING FMRSM Mid Cap Growth	0.63%
ING FMRSM Small Cap Equity(1)	0.75%
ING Franklin Income	%

93

Management of the Portfolios (continued)

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Franklin Mutual Shares(1)%
ING Lord Abbett Affiliated	%
ING T. Rowe Price Capital Appreciation	%
ING T. Rowe Price Equity Income	%
ING Templeton Global Growth	%
ING UBS U.S. Allocation	%
ING Van Kampen Capital Growth	%
ING Van Kampen Global Franchise	%
ING Van Kampen Growth and Income	%
ING Van Kampen Real Estate	%
ING Wells Fargo Disciplined Value	%
ING Wells Fargo Small Cap Disciplined	%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the board's approval of the investment advisory or investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

94

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

95

Performance of Similarly Managed Mutual Funds

ING BlackRock Inflation Protected Bond Portfolio, ING FMRSM Mid Cap Growth Portfolio, ING Franklin Income Portfolio, ING Franklin Mutual Shares Portolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Disciplined Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, FMRSM Franklin, Franklin Mutual, Lord Abbett, Templeton Global Advisors, UBS and Wells Capital Management, respectively.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX) . . . . . . . .	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING BlackRock Inflation Protected
Bond Portfolio)
Lehman Brothers Global Real U.S. TIPS Index . .	[ ]%	[ ]%	[ ]%	[ ]%(3)
FMRSM Mid Cap Growth Fund (FSMGX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING FMRSM Mid Cap Growth Portfolio)
Russell Mid Cap® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Franklin Income Fund – Class A (FKINX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Income Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Government/Credit Bond Index	[ ]%	[ ]%	[ ]%	[ ]%

96

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Lord Abbett Affiliated Fund – Class Y (LAFYX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Mutual Shares Fund – Class Z (MUTHX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Mutual Shares Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Templeton Growth Fund – Class A (TEPLX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World IndexSM	[ ]%	[ ]%	[ ]%	[ ]%
UBS U.S. Allocation Fund – Class Y (PWTYX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Aggregate Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
65% Russell 3000/30%LBAB/5% Merrill Lynch High
Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
Wells Fargo Advantage Mid Cap Disciplined Fund – Class I (SMCDX)	[ ]%	[ ]%	[ ]%	[ ]%(8)
(Comparable to ING Wells Fargo Disciplined Value Portfolio)
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(9)
Wells Fargo Advantage Small Cap Disciplined Fund – Class I (SCOVX)	[ ]%	[ ]%	[ ]	[ ]%(10)
(Comparable to ING Wells Fargo Small Cap Disciplined Portfolio)
Russell 2000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)

(1)  The Lehman Global Real: U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World IndexSM is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.

(2)  Fund commenced operations on June 24, 2004.

(3)  Index return is for the period beginning July 1, 2004.

97

Performance of Similarly Managed Mutual Funds (continued)

(4)  Fund commenced operations on March 27, 1998.

(5)  Index return is for period beginning April 1, 1999.

(6)  Fund commenced operations on November 15, 2001.

(7)  Index return is for the period beginning December 1, 2001.

(8)  Portfolio commenced operations on December 31, 1998.

(9)  Index return is for period beginning January 1, 1999.

(10)  Fund commenced operations on March 28, 2002.

(11)  Index return is for period beginning April 1, 2002.

98

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower it they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the ADV Class shares of ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMRSM MidCap Growth, ING Franklin Income, ING Templeton Global Growth, ING Van Kampen Capital Growth, ING Van Kampen Global Franchise, and ING Wells Fargo Disciplined Value Portfolios had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios.

For ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, and ING Franklin Mutual Shares Portfolio, audited financial highlights are not available because the Portfolios had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

ING AllianceBernstein Mid Cap Growth Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment loss	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Net asset value, end of year	$
Total Return(1)%
Ratios and Supplemental Data
Net assets, end of year (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income (loss)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

99

Financial Highlights (continued)

ING BlackRock Large Cap Growth Portfolio

	ADV Class
	Year Ended December 31,		March 17, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.45	10.06
Income (loss) from investment operations:
Net investment loss	$	(0.02)	(0.00)*
Net realized and unrealized gain on investments	$	1.05	1.25
Total from investment operations	$	1.03	1.25
Less distributions from:
Net realized gains on investments	$	—	0.85
Return of capital	$	—	0.01
Total distributions	$	—	0.86
Net asset value, end of period	$	11.48	10.45
Total Return(2)%		9.86	12.57
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,714	91
Ratio to average net assets:	%
Net expenses after waiver/reimbursement of expenses(3)%		1.36	1.41
Gross expenses prior to waiver/reimbursement of expenses(3)%		1.56	1.41
Net investment loss(3)%		(0.64)	(0.24)
Portfolio turnover rate	%	155	204

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.01.

ING BlackRock Large Cap Value Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(3)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after to reimbursement of unified fee(3)%
Gross expenses prior to reimbursement of unified fee(3)%
Net investment income(4)%
Portfolio turnover rate	%

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

100

Financial Highlights (continued)

ING Capital Guardian Small/Mid Cap Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$	11.79	10.99	7.84	10.53
Income (loss) from investment operations:
Net investment income	$	0.05	0.02	0.02	0.02 *
Net realized and unrealized gain (loss) on investments	$	(0.17)	0.80	3.14	(2.70)
Total from investment operations	$	(0.12)	0.82	3.16	(2.68)
Less distributions from:
Net investment income	$	0.02	0.02	0.01	0.01
Total distributions	$	0.02	0.02	0.01	0.01
Net asset value, end of year	$	11.65	11.79	10.99	7.84
Total Return(1)%		(1.02)	7.48	40.36	(25.43)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (000's)	$	478,871	567,903	573,425	365,177
Ratio to average net assets:
Net expenses after brokerage commission recapture	%	0.90	0.91	0.93	0.94
Gross expenses prior to brokerage commission recapture	%	0.91	0.92	0.94	0.95
Net investment income	%	0.41	0.20	0.28	0.28
Portfolio turnover rate	%	87	41	40	40

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Capital Guardian U.S. Equities Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of year	$	11.54		10.58	7.74		10.18
Income (loss) from investment operations:
Net investment income	$	0.05	*	0.05	0.02		0.03 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.66		0.93	2.82		(2.45)
Total from investment operations	$	0.71		0.98	2.84		(2.42)
Less distributions from:
Net investment income	$	0.05		0.02	0.00	*	0.02
Net realized gain on investments	$	—		—	—		—
Total distributions	$	0.05		0.02	—		0.02
Net asset value, end of year	$	12.20		11.54	10.58		7.74
Total Return(1)%		6.19		9.27	36.75		(23.79)
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	608,300		662,965	575,864		301,376
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.99		0.99	0.99		0.99
Gross expenses prior to brokerage commission recapture	%	1.00		1.00	1.00		1.01
Net investment income	%	0.42		0.44	0.30		0.33
Portfolio turnover rate	%	33		23	21		27

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
**   Amount is less than $0.01.

101

Financial Highlights (continued)

ING FMRSM Diversified Mid Cap Portfolio

ADV Class
January 17, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)   Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.

ING FMRSM Large Cap Growth Portfolio

ADV Class

June 2, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%
Gross Expenses prior to expense waiver(3)(4)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

102

Financial Highlights (continued)

ING FMRSM Mid Cap Growth Portfolio

Class S
Year Ended December 31,
2006	2005	2004	2003	2002

Per Share Operating Performance:

Net asset value, beginning of year	$	11.62	10.10	7.26	14.18
Income (loss) from investment operations:
Net investment loss	$	(0.04)	(0.07)	(0.03)	(0.05)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.40	1.59	2.87	(6.87)
Total from investment operations	$	0.36	1.52	2.84	(6.92)
Less distributions from:
Net realized gain on investments	$	—	—	—	—
Total distributions	$	—	—	—	—
Net asset value, end of year	$	11.98	11.62	10.10	7.26
Total Return(1)%		3.10	15.05	39.12	(48.80)

Ratios and Supplemental Data:

Net assets, end of year (000's)	$	630,058	764,301	743,049	522,323
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee(2)%		0.85	0.87	0.86	0.84
Net expenses after reimbursement of unified fee and prior to brokerage
commission recapture	%	0.88	0.89	0.90	0.90
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(2)%		0.89	0.89	0.90	0.90
Net investment loss	%	(0.38)	(0.58)	(0.41)	(0.44)
Portfolio turnover rate	%	79	80	95	163

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Fraklin Income Portfolio

Class S
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000's)	$
Ratio to average net assets:
Net expenses after brokerage commission recapture	$
Gross expenses prior to brokerage commission recapture	$
Net investment income	$
Portfolio turnover rate	$

(1)  Commencement of opertions.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

103

Financial Highlights (continued)

ING Lord Abbett Affiliated Portfolio

ADV Class
April 28, 2006(1)
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)   Lord Abbett Affiliated & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.
(3)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING T. Rowe Price Capital Appreciation Portfolio

	ADV Class
	Year Ended December 31,					December 16, 2003(1) to December 31,
	2006	2005		2004(1)		2003
Per Share Operating Performance:
Net asset value, beginning of period	$	24.37		21.34		20.75
Income from investment operations:
Net investment income	$	0.31	*	0.34	*	0.01
Net realized and unrealized gain on investments and foreign currencies	$	1.41		3.13		0.68
Total from investment operations	$	1.72		3.47		0.69
Less distributions:
Net investment income	$	0.36		0.28		0.08
Net realized gains on investments	$	0.87		0.16		0.02
Total distributions	$	1.23		0.44		0.10
Net asset value, end of period	$	24.86		24.37		21.34
Total Return(2)%		7.33		16.28		3.72
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	48,910		12,693		42
Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%		1.25		1.25		1.28
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.25		1.26		1.29
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)(4)%		1.40		1.26		1.29
Net investment income(3)%		1.16		1.49		2.72
Portfolio turnover rate	%	23		21		12

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

104

Financial Highlights (continued)

ING T. Rowe Price Equity Income Portfolio

	ADV Class
	Year Ended December 31,			January 15, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	13.68		12.35
Income from investment operations:
Net investment income	$	0.17	*	0.16 *
Net realized and unrealized gain on investments	$	0.29		1.37
Total from investment operations	$	0.46		1.53
Less distributions:
Dividends from net investment income	$	0.17		0.13
Distributions from capital gains	$	0.32		0.07
Total distributions	$	0.49		0.20
Net asset value, end of period	$	13.65		13.68
Total Return(2)%		3.55		12.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	20,692		3,581
Ratios to average net assets:
Net expenses after waiver/reimbursement of expenses and brokerage commission recapture(3)(4)%		1.25		1.26
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission(3)(4)%		1.25		1.27
Gross expenses prior to waiver/reimbursement of expenses and prior to brokerage commission(3)(4)%		1.40		1.27
Net investment income(3)%		1.21		1.34
Portfolio turnover rate	%	18		16

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Templeton Global Growth Portfolio

	Class S
	Year Ended December 31,
	2006	2005(1)	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$	12.48	11.30	8.29	10.40
Income (loss) from investment operations:
Net investment income	$	0.09	0.05	0.03	0.02 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.13	1.19	2.98	(2.12)
Total from investment operations	$	1.22	1.24	3.01	(2.10)
Less distributions from:
Net investment income	$	0.09	0.06	—	0.00 *
Return of capital	$	—	—	—	0.01
Total distributions	$	0.09	0.06	—	0.01
Net asset value, end of year	$	13.61	12.48	11.30	8.29
Total Return(2)%		9.88	10.95	36.31	(20.18)
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	380,403	389,945	358,796	226,961
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	1.22	1.26	1.25	1.25
Gross expenses prior to brokerage commission recapture	%	1.22	1.26	1.26	1.26
Net investment income (loss)%		0.67	0.45	0.38	0.20
Portfolio turnover rate	%	109	28	23	36

(1)  Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

105

Financial Highlights (continued)

ING UBS U.S. Allocation Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after reimbursement of unified fee and
brokerage commission recapture	%
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture	%
Gross expenses prior to reimbursement of unified fee and
broker commission recapture	%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.

ING Van Kampen Capital Growth Portfolio

	Class S
	Year Ended December 31,					May 1, 2002(1) to December 31,
	2006	2005	2004	2003		2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	10.31	9.65	7.89		10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.02)	0.04	0.01	*	0.01
Net realized and unrealized gain (loss) on investments	$	1.57	0.67	1.85		(2.11)
Total from investment operations	$	1.55	0.71	1.86		(2.10)
Less distributions from:
Net investment income	$	0.04	—	0.00	**	0.01
Net realized gain on investments	$	—	0.05	0.10		—
Total distributions	$	0.04	0.05	0.10		0.01
Net asset value, end of period	$	11.82	10.31	9.65		7.89
Total Return(3)%		15.04	7.34	23.65		(21.05)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	61,289	40,272	29,803		6,334
Ratios to average net assets:
Net expenses after reimbursement of expenses(3)%		0.91	0.90	1.02		1.00
Gross expenses prior to reimbursement of expenses(3)%		0.93	0.90	1.02		1.00
Net investment income(4)%		(0.16)	0.44	0.06		0.13
Portfolio turnover rate	%	84	170	120		113

(1)   Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.
*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

106

Financial Highlights (continued)

ING Van Kampen Global Franchise Portfolio

	Class S
	Year Ended December 31,							May 1, 2002(1) to December 31,
	2006	2005		2004		2003		2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	12.63		11.21		8.93		10.00
Income (loss) from investment operations:
Net investment income	$	0.18	*	0.13	*	0.09		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.24		1.29		2.25		(1.11)
Total from investment operations	$	1.42		1.42		2.34		(1.07)
Less distributions from:
Net investment income	$	0.03		—		—		—
Net realized gain on investments	$	0.14		—		0.00	**	—
Return of capital	$	—		—		0.06		—
Total distributions	$	0.17		—		0.06		—
Net asset value, end of period	$	13.88		12.63		11.21		8.93
Total Return(2)%		11.30		12.67		26.24		(10.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	214,349		117,026		58,098		19,133
Ratios to average net assets:
Expenses(4)%		1.25		1.25		1.25		1.25
Net investment income(4)%		1.35		1.20		1.35		0.70
Portfolio turnover rate	%	17		9		9		33

(1)   Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.
*   Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount less than $0.01.

ING Van Kampen Growth and Income Portfolio

	ADV Class
	Year Ended December 31,			February 22, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	24.73		22.77
Income from investment operations:
Net investment income	$	0.24	*	0.19 *
Net realized and unrealized gain on investments	$	2.14		2.05
Total from investment operations	$	2.38		2.24
Less distributions from:
Net investment income	$	0.25		0.28
Total distributions	$	0.25		0.28
Net asset value, end of period	$	26.86		24.73
Total Return(2)%		9.71		9.84
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	855		443
Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)%		1.24		1.25
Net expenses prior to brokerage commission recapture and after expense waiver(3)(4)%		1.25		1.27
Gross expenses prior to expense waiver and prior brokerage commission recapture(3)(4)%		1.40		1.27
Net investment income(3)(4)%		0.92		0.97
Portfolio turnover rate	%	39		52

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

107

Financial Highlights (continued)

ING Van Kampen Real Estate Portfolio

ADV Class
April 17, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of year	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Expenses	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)   Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Wells Fargo Disciplined Value Portfolio

ADV Class
August 24, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of year	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)   Wells Capital Management has managed the Portfolio since August 29, 2005 From August 1, 2002 to August 28, 2005, Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio. Performance prior to August 1, 2002 is attributable to a different Sub-Adviser.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

108

Financial Highlights (continued)

ING Wells Fargo Small Cap Disciplined Portfolio

	Class ADV
	Year Ended December 31, 2006	November 30, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Loss from investment operations:
Net investment income	$	(0.01)
Net realized and unrealized loss on investments	$	(0.26)
Total from investment operations	$	(0.27)
Net asset value, end of period	$	9.73
Total Return(2)%		(2.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.47
Gross expenses prior to expense waiver(3)(4)%		2.03
Net investment loss(3)%		(1.69)
Portfolio turnover rate	%	1

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares of the Portfolio, respectively. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

109

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's Report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

Balanced Fund

ING MFS Total Return Portfolio

Bond Funds

ING Limited Maturity Bond Portfolio

ING PIMCO Core Bond Portfolio

ING PIMCO High Yield Portfolio

International/Global Funds

ING Global Real Estate Portfolio

ING Global Resources Portfolio

ING Global Technology Portfolio
  (formerly, ING Goldman Sachs TollkeeperSM Portfolio)

ING International Growth Opportunities Portfolio
  (formerly, ING International Portfolio)

ING JPMorgan Emerging Markets Equity Portfolio

ING Julius Baer Foreign Portfolio

ING Marsico International Opportunities Portfolio

ING VP Index Plus International Equity Portfolio

Money Market Fund

ING Liquid Assets Portfolio

Stock Funds

ING Disciplined Small Cap Value Portfolio

ING EquitiesPlus Portfolio

ING Evergreen Health Sciences Portfolio

ING Evergreen Omega Portfolio

ING Janus Contrarian Portfolio

ING JPMorgan Small Cap Core Equity Portfolio
  (formerly, ING JPMorgan Small Cap Equity Portfolio)

ING JPMorgan Value Opportunities Portfolio

ING Legg Mason Partners All Cap Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING MFS Utilities Portfolio

ING Oppenheimer Main Street Portfolio®

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Pioneer Mid Cap Value Portfolio

ING Stock Index Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Advisers

Directed Services, LLC ("DSL") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING Disciplined Small Cap Value Portfolio – ING Investment Management Co.

ING EquitiesPlus Portfolio – ING Investment Management Co.

ING Evergreen Health Sciences Portfolio – Evergreen Investment Management Company, LLC

ING Evergreen Omega Portfolio – Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio – ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio – ING Investment Management Co.

ING Global Technology Portfolio – ING Investment Management Co.

ING International Growth Opportunities Portfolio – ING Investment Management Co.

ING Janus Contrarian Portfolio – Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio – J.P. Morgan Investment Management Inc.

ING Julius Baer Foreign Portfolio – Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio – Clearbridge Advisers, LLC

ING Legg Mason Value Portfolio – Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio – ING Investment Management Co.

ING Liquid Assets Portfolio – ING Investment Management Co.

ING Marsico Growth Portfolio – Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio – Marsico Capital Management, LLC

ING MFS Total Return Portfolio – Massachusetts Financial Services Company

ING MFS Utilities Portfolio – Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio® – OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio – Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio – Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio – Pioneer Investment Management, Inc.

ING Stock Index Portfolio – ING Investment Management Co.

ING VP Index Plus International Equity Portfolio – ING Investment Management Advisors, B.V.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares and ING Stock Index Portfolio does not offer ADV Class or Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000® Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000® Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000® Value Index changes. As of December 31, 2006, the smallest company in the Russell 2000® Value Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000® Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000® Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000® Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Manager Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

3

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D	Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007. Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has 20 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

4

Description of the Portfolios (continued)

ING EQUITIESPLUS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500® Index or its components ("S&P 500® derivatives"). The S&P 500® derivatives in which the Portfolio invests are backed by a portfolio of fixed-income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500® Index. The S&P 500® Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's.

The Sub-Adviser uses S&P 500® derivatives in addition to or in place of securities of companies listed on the S&P 500® Index in an attempt to equal or exceed the performance of the S&P 500®. The S&P 500® derivatives in which the Portfolio may invest include options, futures, options on futures and swaps, including credit default swaps.

It is intended that the Portfolio will normally purchase S&P 500® derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500® derivative investments. The Sub-Adviser manages the Portfolio's fixed-income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500® derivatives, when S&P 500® derivatives appear to be overvalued relative to the S&P 500® Index, the Portfolio may invest all of its assets in S&P 500® stocks. The Portfolio also may invest in exchange-traded funds ("ETFs") based on the S&P 500® Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's® Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

5

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Credit Risk
Credit Derivatives Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market Trends Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affilate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since April 2006. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100® Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Healthcare Sector Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Short Sales Risk
Small-Capitalization Company Risk

7

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

8

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500® Index, Standard & Poor's MidCap 400 IndexTM and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
S&P 1500 Supercomposite Health Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns for Class S shares are for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Walter T. McCormick, CFA	Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity team at EIMC and has managed the Portfolio since September 2006. Mr. McCormick originally was employed by a predecessor of EIMC from 1984 to 1998. Mr. McCormick then joined David L. Babson & Co., Inc. from 1998 to April 2000. From April 2000 to March of 2002 he managed private portfolios. Mr. McCormick rejoined EIMC in March 2002.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

9

Description of the Portfolios (continued)

ING EVERGREEN OMEGA PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

10

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2005) and Class I shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

11

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on May 2, 2005. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning May 1, 2005. The index return for Class S shares is for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Aziz Hamzaogullari, CFA	Mr. Hamzaogullari is a Managing Director and Director of Research with the Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisers, Inc. Mr. Hamzaogullari has managed the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of the Portfolios (continued)

ING GLOBAL REAL ESTATE PORTFOLIO

Sub-Adviser

ING Clarion Real Estate Securities L.P. ("INGCRES")

Investment Objective

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs'').

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

•  First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

•  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Market Capitalization Risk
Market Trends Risk

13

Description of the Portfolios (continued)

Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2006, were valued at approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
T. Ritson Ferguson, CFA	Mr. Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA	Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee and has managed the Portfolio since January 2006. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995.

Joseph T. Smith	Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

14

Description of the Portfolios (continued)

ING GLOBAL RESOURCES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships ("MLPs"); restricted securities; American Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

15

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Commodities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Natural Resources Risk
OTC Investment Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

16

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, and the Goldman Sachs Natural Resources Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Goldman Sachs Natural Resources Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Goldman Sachs Natural Resources Index	[ ]%	[ ]%	[ ]

(1)  Class I shares commenced operations on May 1, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

17

Description of the Portfolios (continued)

(2)  On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index returns for the Class I shares are for the period beginning May 1, 2003.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Anthony Socci	Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Socci joined ING IM in 2004 as a Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock rankings for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 26 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.

James A. Vail	James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 31 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

18

Description of the Portfolios (continued)

ING GLOBAL TECHNOLOGY PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the information technology industry, as well as to other related industries such as telecommunications services, media and certain other companies whose businesses may fit such a description. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio invests in securities of foreign issuers (including American Depositary Receipts "ADRs") in a number of different countries, including the United States. Opportunistic investments may be placed in companies in the biotechnology and medical devices industries if the Sub-Adviser believes a company has a promising product which can be brought to market profitability and with high barriers to competitive threat. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing differentiated products and market-leading technologies.

The Portfolio will invest in companies of all sizes, including small- and mid-capitalization companies, which tend to carry greater risk than larger capitalization companies. The Portfolio may also invest in securities convertible into or exercisable for stock (including preferred stocks, warrants and debentures), and certain options and financial futures contracts ("derivatives").

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk

19

Description of the Portfolios (continued)

Sector Risk
Small-Capitalization Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

20

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the NYSE Arca Tech 100 IndexSM and the NASDAQ Composite IndexSM. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite IndexSM is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market®. Prior to August 7, 2006 the Portfolio compared its performance to the NASDAQ Composite IndexSM. The Portfolio changed the index to which it compares its performance because the S&P 500® Index and the NYSE Area Tech 100 IndexSM are considered to be more appropriate comparisons. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)
NYSE Arca Tech 100 IndexSM	[ ]%	[ ]%	[ ]%(3)
NASDAQ Composite IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.

(3)  The index returns for Class S shares are for the period beginning August 1, 2006.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[—] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Michael Pytosh	Mr. Pytosh, portfolio manager, has over 19 years investment experience and joined ING IM in 2004. Mr. Pytosh has served as portfolio manager since August 2006. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC since 1996, where he started as a technology sector analyst and ultimately took on the role of the firm's president.

21

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Kei Yamamoto, CFA	Ms. Yamamoto, portfolio manager, joined ING Investment Management in 2006 and is responsible for covering part of the technology sector including computer hardware and software, semi-conductors, storage and peripherals. Ms. Yamamoto has co-managed the Portfolio since April 2007. She joined ING from D.E. Shaw & Co. where she was a senior analyst and sector head for two years. Before that she was partner and co-portfolio manager at Mosaic Asset Management for four years. She previously held senior positions with J. & W. Seligman & Co. and Oppenheimer Funds & Co., Inc. Kei has 19 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

22

Description of the Portfolios (continued)

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Portfolio may invest in derivative instruments, including futures. The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.

The Portfolio may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk

23

Description of the Portfolios (continued)

Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

24

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance – the Morgan Stanley Capital International Europe, Australasia, Far East GrowthSM ("MSCI EAFE GrowthSM") Index and the Morgan Stanley Capital International Europe, Australasia, and Far East® ("MCSI EAFE®") Index. The MSCI EAFE® Growth Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. Prior to August 1, 2006 the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI EAFE GrowthSM Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
MSCI EAFE GrowthSM Index	[ ]%	[ ]%	[ ]%(3)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  On April 30, 2007, the Portfolio changed its name to ING International Growth Opportunities Portfolio from ING International Portfolio.

(3)  The index returns for Class S shares are for the period beginning January 1, 2002.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Uri Landesman	Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington Capital Management since 2001. Uri has over 21 years of experience and began his career at Sanford C. Bernstein & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of the Portfolios (continued)
ING JANUS CONTRARIAN PORTFOLIO

Sub-Adviser

Janus Capital Management LLC ("Janus Capital")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

26

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Special Situations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

27

Description of the Portfolios (continued)

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

28

Description of the Portfolios (continued)

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2006, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David C. Decker, CFA	Portfolio manager of the Portfolio since October 2000.

Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

29

Description of the Portfolios (continued)

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, ("1940 Act").

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

30

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

31

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2005) and Class I shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
MSCI Emerging Markets IndexSM	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
MSCI Emerging Markets IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced Operations on December 2, 2005. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Class I shares is for the period beginning December 1, 2005. The index return for Class S shares is for the period beginning March 1, 1998.

32

Description of the Portfolios (continued)

More on the Sub-Adviser

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Austin Forey	Primary portfolio manager and Managing Director of the Portfolio since [mo yr]. Mr. Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary	Portfolio manager of the Portfolio since September 2005. Mr. el Ansary has been an employee at JPMorgan since 1999, and is a Global Emerging Markets Portfolio Manager. Prior to joing the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA	Portfolio manager of the Portfolio since September 2005. Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

33

Description of the Portfolios (continued)

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital growth over the long term. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-capitalization companies are companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company's shares.

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
Value Investing Risk

34

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and Class I shares' (2005-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

35

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell 2000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A

(1)  Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002. On November 6, 2006, the Portfolio changed its name to ING JPMorgan Small Cap Core Equity Portfolio from ING JPMorgan Small Cap Equity Portfolio.

(3)  The index return for Class I shares is for the period beginning May 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

More on the Sub-Adviser

JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Christopher T. Blum, CFA	Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent 2 years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Mr. Blum is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Dennis S. Ruhl, CFA	Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. Mr. Ruhl is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Glenn Gawronski, CFA	Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity Group and has 9 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

36

Description of the Portfolios (continued)

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Long-term capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Style Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

37

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

38

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on May 4, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bradford L. Frishberg, CFA	Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Frishberg is a CFA charterholder. Mr. Frishberg has been managing the Portfolio since [mo yr].

Alan Gutmann	Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991-2000. Mr. Gutmann has been managing the Portfolio since [mo yr].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

39

Description of the Portfolios (continued)

ING JULIUS BAER FOREIGN PORTFOLIO

Sub-Adviser

Julius Baer Investment Management LLC ("JBIM")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

40

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

41

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and Class I shares' (2005-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance – the Morgan Stanley All Country World ex-U.S. ("MSCI All Country World ex-U.S.") Index and the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index. The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Prior to April 30, 2007, the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI All Country World ex-U.S. Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
MSCI All Country World ex-U.S. Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI All Country World ex-U.S. Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A

(1)  Class I shares commenced operations on December 3, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3)  The index returns for Class I shares are for the period beginning December 1, 2004. The index returns for Class S shares are for the period beginning May 1, 2002.

42

Description of the Portfolios (continued)

More on the Sub-Adviser

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2006, JBIM managed over $[ ] billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Rudolph-Riad Younes, CFA	Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993. Mr. Younes has managed the Portfolio since [ ].

Richard Pell	Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995. Mr. Pell has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

43

Description of the Portfolios (continued)

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

Sub-Adviser

ClearBridge Advisors, LLC ("ClearBridge")

Investment Objective

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under-priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:

•  Low market valuations measured by its valuation models; and

•  Positive changes in earnings prospects because of factors such as:

*  New, improved or unique products and services;
*  New or rapidly expanding markets for the company's products;
*  New management;
*  Changes in the economic, financial, regulatory or political environment particularly affecting the company;
*  Effective research, product development and marketing; and
*  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

44

Description of the Portfolios (continued)

Pending Merger. On January 10, 2007, the Board approved a proposal to reorganize the Portfolio into ING Janus Contrarian Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger you will hold shares of ING Janus Contrarian Portfolio. For more information regarding ING Janus Contrarian Portfolio, see the section entitled "Description of the Portfolios – ING Janus Contrarian Portfolio" or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

45

Description of the Portfolios (continued)

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  On December 1, 2006, the Sub-Adviser changed from Salomon Brothers Asset Management Inc. a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge, also a wholly-owned subsidiary of Legg Mason, Inc. Performance prior to December 1, 2006 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Class S shares is for the period beginning February 1, 2000.

46

Description of the Portfolios (continued)

More on the Sub-Adviser

ClearBridge, is a recently-organized investment adviser that has been formed to succeed the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005. As of December 31, 2006, ClearBridge managed $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John G. Goode	Managing Director, ClearBridge.

Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969, and has managed the Portfolio since [ ].

Peter J. Hable	Managing Director, ClearBridge.

Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983, and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

47

Description of the Portfolios (continued)

ING LEGG MASON VALUE PORTFOLIO

Sub-Adviser

Legg Mason Capital Management, Inc. ("Legg Mason")

Investment Objective

Long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

48

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

49

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2004) and Class I shares' (2005-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The index return for Class I shares is for the period beginning May 1, 2004. The index return for the Class S shares is for the period beginning October 1, 2000.

50

Description of the Portfolios (continued)

More on the Sub-Adviser

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2006, Legg Mason managed over $[ ] billion in assets.

Name	Position and Recent Business Experience
Bill Miller – CIO	Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO"). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay	Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

51

Description of the Portfolios (continued)

ING LIMITED MATURITY BOND PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

•  Active Duration Management. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

•  Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

•  Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

•  Security Selection. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

52

Description of the Portfolios (continued)

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Credit Derivatives Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

53

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2000) and Class I shares' (2006), performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.

Average Annual Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Lehman Brothers 1-3 Year Government/Credit Bond Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%	[ ]%
Lehman Brothers 1-3 Year Government/Credit Bond Index	[ ]%	[ ]%	[ ]%

(1)  Class I shares commenced operation on April 29, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning May 1, 2005.

54

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since [mo yr]. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

55

Description of the Portfolios (continued)

ING LIQUID ASSETS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

High level of current income consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

•  First, a formal list of high-quality issuers is actively maintained;

•  Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

•  Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

•  Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

56

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Sector Risk
U.S. Government Securities and Obligations Risk

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2004) and Class I shares' (2005-2006) performance from year to year.

57

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and S shares' performance to that of a broad measure of market performance – the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.

Average Annual Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
iMoneyNet First Tier
Retail Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%	[ ]%
iMoneyNet First Tier
Retail Index	[ ]%	[ ]%	[ ]%

(1)  Class I shares commenced operations on May 7, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning May 1, 2004.

For the Portfolio's Class I shares' 7 day yield and current 7 day effective yield, please call the Portfolio at (800) 366-0066.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David S. Yealy	Mr. Yealy joined ING IM in November 2004 and has over 20 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management where he was employeed since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

58

Description of the Portfolios (continued)

ING MARSICO GROWTH PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the Portfolio also may typically include companies with more aggressive characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

59

Description of the Portfolios (continued)

The Portfolio may also invest in foreign securities including American Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other

60

Description of the Portfolios (continued)

products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' historical performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)  Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index return for the Class I shares is for the period beginning May 1, 2003. The index return for the Class S shares is for the period beginning August 1, 1998.

61

Description of the Portfolios (continued)

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas F. Marsico	Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

62

Description of the Portfolios (continued)

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments including American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

63

Description of the Portfolios (continued)

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Debt Securities Risk
Depositary Reciepts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Restricted or Illiquid Securities Risk
Sector Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

64

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on April 29, 2005.

(2)  The index return is for the period beginning May 1, 2005.

65

Description of the Portfolios (continued)

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James G. Gendelman	Mr. Gendelman is the portfolio manager of the Portfolio and has managed the Portfolio since April 2005. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

66

Description of the Portfolios (continued)

ING MFS TOTAL RETURN PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

Principal Investment Strategies

The Sub-Adviser invests the Portfolio's assets in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40%, and 75% of the Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest the Portfolio's assets in foreign securities.

The Sub-Adviser focuses on investing the Portfolio's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

The Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.

The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, price, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

67

Description of the Portfolios (continued)

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls:  Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors, and collars.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk

68

Description of the Portfolios (continued)

Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Securities Lending Risk
Sovereign Debt Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

69

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and a composite that consists of 60% S&P 500® and 40% LBAB ("Composite") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States, comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
LBAB Index	[ ]%	[ ]%(2)	N/A
Composite Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)
LBAB Index	[ ]%	[ ]%	[ ]%(2)
Composite Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class I shares commenced operations on May 2, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)  The index returns for the Class I shares are for the period beginning May 1, 2003. The index returns for the Class S shares are for the period beginning August 1, 1998.

More on the Sub-Adviser

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brooks Taylor	Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since [mo] 2004.

Kenneth J. Enright	Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since [mo] 1999.

Steven R. Gorham	Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since [mo] 2002.

70

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Nevin P. Chitkara	Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since May 2006.

Michael W. Roberge	Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since [mo] 2002.

William P. Douglas	Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 16 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since [mo] 2004.

Alan T. Langsner	Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since [mo] 2004.

Richard O. Hawkins, CFA	Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the Portfolio since October 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

71

Description of the Portfolios (continued)

ING MFS UTILITIES PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

To seek total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in securities of issuers in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser may invest the Portfolio's assets in debt instruments, including lower quality debt instruments, as well as equity securities.

The Sub-Adviser primarily invests the Portfolio's investments in investment grade debt instruments, but may also invest in lower quality debt instruments.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include earnings, price, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and princpal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as "high yield securities" or "junk bonds," are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors and collars.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

72

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Portfolio Turnover Risk
Sector Risk
U.S. Government Securities and Obligations Risk
Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

73

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Utilities ("S&P 500® Utilities") Index. The S&P 500® Utilities Index measures the performance of the utilities sector return. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Utilities Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on April 29, 2005.

(2)  The index return is for the period beginning May 1, 2005.

74

Description of the Portfolios (continued)

More on the Sub-Adviser

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Maura A. Shaughnessy	Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA	Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

75

Description of the Portfolios (continued)

ING OPPENHEIMER MAIN STREET PORTFOLIO®

Sub-Adviser

OppenheimerFunds, Inc. ("OppenheimerFunds")

Investment Objective

Long-term growth of capital and future income.

Principal Investment Strategies

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•  Multi-Factor Quantitative Models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•  Fundamental Research: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•  Judgment: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

76

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

77

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)  Oppenheimer Funds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The index return for the Class I shares is for the period beginning May 1, 2003. The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $[ ] billion in assets as of December 31, 2006 including other Oppenheimer funds, with more than [ ] million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Nikolaos D. Monoyios, CFA	Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President of OppenheimerFunds since October 2003 and is formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Mr. Monoyios is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November 2004.

Marc Reinganum	Dr. Reinganum is a Vice President of OppenheimerFunds since September 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Mr. Reinganum is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

78

Description of the Portfolios (continued)

ING PIMCO CORE BOND PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk

79

Description of the Portfolios (continued)

Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

80

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
LBAB Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001, the Portfolio had a different sub-adviser and different principal investment strategies.

(3)  The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Pasi Hamalainen	Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has 13 years of investment experience. Mr. Hamalainen has managed the Portfolio since September 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

81

Description of the Portfolios (continued)

ING PIMCO HIGH YIELD PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Seeks maximum total return, consistent with the preservation of capital and prudent investment management. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk

82

Description of the Portfolios (continued)

Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S Shares' (2005) and Class I shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

83

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to that of a broad measure of market performance – the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Merrill Lynch U.S. High Yield Constrained Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
Merrill Lynch U.S. High Yield Constrained Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operation on April 29, 2005. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning May 1, 2005. The index return for Class S shares is for the period beginning May 1, 2004.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Raymond G. Kennedy	Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that, he was a consultant for Anderson Consulting (now Accenture) in Los Angeles and London. He has 20 years of investment management experience. Mr. Kennedy has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

84

Description of the Portfolios (continued)

ING PIONEER EQUITY INCOME PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks.

Generally, the Portfolio acquires debt securities that are investment grade, but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  Good prospects for dividend growth.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk

85

Description of the Portfolios (continued)

Equity Securities Risk
High-Yield, Lower Grade Debt Securities
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr. Carey is a director of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager, has managed the Portfolio since November 2006. Mr. Hunnewell is a vice president of Pioneer. Prior to joining Pioneer in August 2001, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

86

Description of the Portfolios (continued)

ING PIONEER FUND PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Reasonable income and capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% of its net assets in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Above average potential for earnings and revenue growth;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Value Investing Risk

87

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

88

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on April 29, 2005.

(2)  The index returns are for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Carey has managed the Portfolio since April 2005.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. Mr. Hunnewell has managed the Portfolio since April 2005.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

89

Description of the Portfolios (continued)

ING PIONEER MID CAP VALUE PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value® Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value® Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Value® Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt, equity interests in real estate investment trusts ("REITs"), and shares of other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities.

The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales;

•  Turnaround potential for companies that have been through difficult periods;

•  Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

•  Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk

90

Description of the Portfolios (continued)

Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

91

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell MidCap® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on May 2, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Timothy Horan	Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006. Mr. Horan joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright	Mr. Wright, portfolio manager and Senior Vice President, has managed the Portfolio since April 2005. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

92

Description of the Portfolios (continued)

ING STOCK INDEX PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks total return. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index or equity securities of companies that are representative of the S&P 500® Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500® Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500® Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500® Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500® Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500® Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500® Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500® Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500® Index, the Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P 500® Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

93

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I shares	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

94

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D.	The Portfolio has been managed by Omar Aguilar Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

95

Description of the Portfolios (continued)

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

Sub-Adviser

ING Investment Management Advisors, B.V. ("IIMA")

Investment Objective

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® ("MSCI EAFE®") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE® Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Index Strategy Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk

96

Description of the Portfolios (continued)

Other Investment Companies Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

97

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the MSCI EAFE® Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on July 29, 2005.

(2)  The index return is for the period beginning August 1, 2005.

More on Sub-Adviser

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the management of the Portfolio:

Name	Position and Recent Business Experience
Carl Ghielen	Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 15 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen	Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July 2005. He joined IIMA or its affiliates in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

98

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING Disciplined Small Cap Value	0.55%	—		%(5)%		—%
ING EquitiesPlus	0.30%	—		%(5)%		%(6)%
ING Evergreen Health Sciences(2)	0.75%	—		% %		—%
ING Evergreen Omega(2)	0.60%	—		—%		—%
ING Global Real Estate	0.80%	—		%(5)%		%(6)%
ING Global Resources(2)	0.65%	—		—%		—%
ING Global Technology	1.25%	—
ING International Growth Opportunities(2)	1.00%	—		% %		—%
ING Janus Contrarian(2)	0.79%	—		% %		—%
ING JPMorgan Emerging Markets Equity(2)	1.25%	—		—%		—%
ING JPMorgan Small Cap Core Equity(2)	0.89%	—		—%	%(4)	%(3)
ING JPMorgan Value Opportunities	0.40%	—		%(5)%		—%
ING Julius Baer Foreign(2)	0.92%	—		—%		—%
ING Legg Mason Partners All Cap(2)	0.74%	—		% %	%(4)	%(3)
ING Legg Mason Value(2)	0.79%	—		—%		—%
ING Limited Maturity Bond(2)	0.28%	—		% %		—%
ING Liquid Assets(2)	0.28%	—		% %		—%
ING Marsico Growth(2)	0.76%	—		—%	—	%(3)
ING Marsico International Opportunities	0.54%	—		%(5)%		%(6)%
ING MFS Total Return(2)	0.64%	—		—%		—%
ING MFS Utilities	0.60%	—		%(5)%		%(6)%
ING Oppenheimer Main Street®(2)	0.63%	—		% %		—%
ING PIMCO Core Bond(2)	0.59%	—		—%		—%
ING PIMCO High Yield(2)	0.49%	—		% %		—%
ING Pioneer Equity Income	0.47%	—		%(5)
ING Pioneer Fund(2)	0.74%	—		% %		%(6)%
ING Pioneer Mid Cap Value(2)	0.64%	—		% %		—%
ING Stock Index(2)	0.26%	—		% %		—%
ING VP Index Plus International Equity	0.45%	—		%(5)%		%(6)%

(1)  This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to averages daily net assets. Because the Class I shares for ING Eagle Asset Capital Appreciation, had not commenced operations as of December 31, 2006, expenses are based on the Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSL as the Adviser to the Portfolio, has agreed. Operating expenses for ING Pioneer Equity Income are estimated as the Portfolio had not commenced operations as of December 31, 2006. For ING Evergreen Health Sciences, ING Growth International, ING Janus Contrarian, ING Legg Mason Partners All Cap and ING PIMCO Core Bond Portfolios, operating expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, as the Class I shares for the Portfolios did not have a full year of operations. For ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolio, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL or ING Investments as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year.

(2)  The Management Agreement between the Trust and its manager, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

99

Portfolio Fees and Expenses (continued)

(3)  A portion of the brokerage commissions that ING JPMorgan Small Cap Core Equity, ING Legg Mason Partners All Cap, and ING Marsico Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This arrangement may be discontinued at any time.

(4)  DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity and ING Legg Mason Partners All Cap Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]% and [ ]%, respectively. These expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date. This agreement will only renew if DSL elects to renew it.

(5)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus, and ING Global Real Estate Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING Pioneer Equity Income are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2006.

(6)  DSL and ING Investments, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. Pursuant to a side agreement, effective September 23, 2005, DSL has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years		10 Years
ING Disciplined Small Cap Value	$	$	$		$
ING EquitiesPlus(1)	$	$	$		$
ING Evergreen Health Sciences	$	$	$		$
ING Evergreen Omega	$	$	$		$
ING Global Real Estate(1)	$	$	$		$
ING Global Resources	$	$	$		$
ING Global Technology	$	$	$		$
ING International Growth Opportunities	$	$	$		$
ING Janus Contrarian	$	$	$		$
ING JPMorgan Emerging Markets Equity	$	$	$		$
ING JPMorgan Small Cap Core Equity	$	$	$		$
ING JPMorgan Value Opportunities	$	$	$		$
ING Julius Baer Foreign	$	$	$		$
ING Legg Mason Partners All Cap	$	$	$		$
ING Legg Mason Value	$	$	$		$
ING Limited Maturity Bond	$	$	$		$
ING Liquid Assets	$	$	$		$
ING Marsico Growth	$	$	$		$
ING Marsico International Opportunities(1)	$	$	$		$
ING MFS Total Return	$	$	$		$
ING MFS Utilities(1)	$	$	$		$
ING Oppenheimer Main Street®	$	$	$		$
ING PIMCO Core Bond	$	$	$		$
ING PIMCO High Yield	$	$	$		$
ING Pioneer Equity Income(2)	$	$		NA		NA
ING Pioneer Fund(1)	$	$	$		$
ING Pioneer Mid Cap Value	$	$	$		$
ING Stock Index	$	$	$		$
ING VP Index Plus International Equity(1)	$	$	$		$

(1)  The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example numbers reflect the expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

100

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Commodities Risk.  Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainity or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities

101

Summary of Principal Risks (continued)

with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack

102

Summary of Principal Risks (continued)

of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Healthcare Sector Risk. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more

103

Summary of Principal Risks (continued)

sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. An Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may

104

Summary of Principal Risks (continued)

be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are

105

Summary of Principal Risks (continued)

tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may

106

Summary of Principal Risks (continued)

fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Short Sales Risk. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

107

Summary of Principal Risks (continued)

Utilities Industry Risk. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

108

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined SmallCap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as

109

More Information (continued)

liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL and ING Investments for their services. Out of this management fee, DSL and ING Investments in turn pay the Sub-Advisers their respective Sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or

110

More Information (continued)

other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

111

More Information (continued)

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price

112

More Information (continued)

arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

113

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

114

Management of the Portfolios

Advisers

DSL, a Delaware limited liability company, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2006, ING Investments had approximately $[ ] billion in registered investment company assets.

DSL and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSL and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSL and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSL and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSL and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL and ING Investments received exemptive relief from the SEC permiting DSL and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Disciplined Small Cap Value	%
ING EquitiesPlus	%
ING Evergreen Health Sciences	%
ING Evergreen Omega	%
ING Global Real Estate	%
ING Global Resources	%
ING Global Technology	1.25%
ING International Growth Opportunities	%
ING Janus Contrarian	%
ING JPMorgan Emerging Markets Equity	%

115

Management of the Portfolios (continued)

Portfolio	Advisory Fee (as a % of average daily net assets)
ING JPMorgan Small Cap Core Equity
ING JPMorgan Value Opportunities
ING Julius Baer Foreign
ING Legg Mason Partners All Cap
ING Legg Mason Value
ING Limited Maturity Bond
ING Liquid Assets
ING Marsico Growth
ING Marsico International Opportunities
ING MFS Total Return
ING MFS Utilities
ING Oppenheimer Main Street®
ING PIMCO Core Bond
ING PIMCO High Yield
ING Pioneer Equity Income(1)	0.65%
ING Pioneer Fund
ING Pioneer Mid Cap Value
ING Stock Index
ING VP Index Plus International Equity	%

(1)  Because the Portfolio had not commenced operations as of December 31, 2006, the amount shown is the annual advisory fee to be paid for the current fiscal year.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

116

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

117

Performance of Similarly Managed Mutual Funds

ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio®, ING PIMCO High Yield Portfolio, ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Evergreen Health Care Fund – Class A (EHABX )	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING Evergreen Health Sciences Portfolio) S&P 500® Index S&P 1500 Supercomposite Healthcare Sector Index.	[ ]% [ ]%	[ ]% [ ]%	[ ]% [ ]%	[ ]%(3) [ ]%(3)
Evergreen Omega Fund – Class A (EKOAX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Evergreen Omega Portfolio) Russell 1000® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%
ING Global Real Estate Fund– Class A (IGLAX)	[ ]%	[ ]%	[ ]	[ ]%(4)
(Comparable to ING Global Real Estate Portfolio) S&P/Citigroup World Property Industry Index	[ ]%	[ ]%	[ ]%	[ ]%(5)

118

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
ING Index Plus International Equity Fund – Class A (IFIAX)	[ ]%	[ ]%	[ ]%	[ ]%(6)
(Comparable to ING VP Index Plus International Equity Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(7)
JPMorgan Emerging Markets Fund – Class A (JFAMX)	[ ]%	[ ]%	[ ]	[ ]%(8)
(Comparable to ING JPMorgan Emerging Markets Equity Portfolio) MSCI Emerging Market IndexSM	[ ]%	[ ]%	[ ]%	[ ]%(9)
JPMorgan Value Opportunities Fund – Class A (JVOAX)	[ ]%	[ ]%	[ ]	[ ]%(10)
(Comparable to ING JPMorgan Value Opportunities Portfolio) Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)
Julius Baer International Equity Fund – Class A (BJBIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Julius Baer Foreign Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%
Legg Mason Value Fund – Class I (LMNVX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Marsico International Opportunities Fund (MIOFX)	[ ]%	[ ]%	[ ]%	[ ]%(12)
(Comparable to ING Marsico International Opportunities Portfolio) MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(13)
MFS Utilities Fund – Class A (MMUFX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index	[ ]%	[ ]%	[ ]%	[ ]%
Oppenheimer Main Street Fund – Class A (MSIGX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Oppenheimer Main Street Portfolio®) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield Fund – Class A (PHDAX)	[ ]%	[ ]%	[ ]%	[ ]%(14)
(Comparable to ING PIMCO High Yield Portfolio) Merrill Lynch US High Yield BB-B Rated Constrained Index . Merrill Lynch U.S. High Yield BB-B Rated Index	[ ]% [ ]%	[ ]% [ ]%	[ ]% [ ]%	[ ](15) [ ](15)
Pioneer Equity Income Fund – Class A (PEQIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio)
Pioneer Equity Income Portfolio VCT I	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000 Value Index	[ ]%	[ ]%	[ ]%	[ ]%

119

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Pioneer Fund – Class A (PIODX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Fund Portfolio) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Mid Cap Value Fund – Class A (PCGRX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Mid Cap Value Portfolio) Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500® Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000® Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2)  Fund commenced operations on December 22, 1999.

(3)  Index return is for period beginning January 1, 2000.

(4)  Fund commenced operations on November 5, 2001.

(5)  Index return is for period beginning November 1, 2001.

(6)  Fund commenced operations on December 21, 2005

(7)  Index return is for period beginning January 1, 2006.

(8)  Fund commenced operations on September 28, 2001.

(9)  Index return is for period beginning October 1, 2001.

(10)  Fund commenced operations on December 31, 2001.

(11)  Index return is for period beginning January 1, 2002.

(12)  Fund commenced operations on June 30, 2000.

(13)  Index return is for period beginning July 1, 2000.

(14)  Fund commenced operations on January 13, 1997.

(15)  Index return is for period beginning January 1, 1997.

120

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class I shares of ING EquitiesPlus Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end), audited financial highlights are presented for Class S shares of the Portfolio.

Because ING Pioneer Equity Income Portfolio had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), audited financial highlights are not available.

ING Disciplined Small Cap Value Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

121

Financial Highlights (continued)

ING EquitiesPlus Portfolio

Class S
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

ING Evergreen Health Sciences Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

122

Financial Highlights (continued)

ING Evergreen Omega Portfolio

	Class I
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	9.67
Income (loss) from investment operations:
Net investment income (loss)	$	0.01	**
Net realized and unrealized gain (loss) on investments	$	1.31
Total from investment operations	$	1.32
Less distributions from:
Net investment income	$	0.00	*
Total distributions	$	0.00	*
Net asset value, end of period	$	10.99
Total Return(2)%		13.68
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	207,699
Ratios to average net assets:
Expenses(3)%		0.60
Net investment income(3)%		0.14
Portfolio turnover rate	%	140

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.005.
**  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING Global Real Estate Portfolio

Class I
January 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

123

Financial Highlights (continued)

ING Global Resources Portfolio

	Class I
	Year Ended December 31,			July 2, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	15.74	14.90	10.90
Income from investment operations:
Net investment income	$	0.12	0.14	0.05
Net realized and unrealized gain on investments and foreign currencies	$	5.62	0.85	4.00
Total from investment operations	$	5.74	0.99	4.05
Less distributions from:
Net investment income	$	0.17	0.15	0.05
Net realized gains on investments	$	0.90	—	—
Total distributions	$	1.07	0.15	0.05
Net asset value, end of period	$	20.41	15.74	14.90
Total Return(2)%		38.08	6.67	37.19
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	8,870	2,420	211
Ratios to average net assets
Expenses(3)%		0.65	0.67	0.69
Net investment income(3)%		1.17	1.77	2.33
Portfolio turnover rate	%	334	176	117

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING Global Technology Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment loss	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%
Gross expenses prior to reimbursement of unified fee(3)%
Net investment loss(3)%
Portfolio turnover rate	%

(1)   Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.
*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

124

Financial Highlights (continued)

ING International Growth Opportunities Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income (loss)(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Janus Contrarian Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income (loss)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

125

Financial Highlights (continued)

ING JPMorgan Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31, 2006	December 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	14.28
Income from investment operations:
Net investment income	$	0.03	*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.36
Total from investment operations	$	0.39
Less distributions from:
Net investment income	$	—
Net realized gain on investments	$	—
Total distributions	$	—
Net asset value, end of period	$	14.67
Total Return(2)%		2.73
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	33,756
Ratios to average net assets:
Net expenses after expense waiver(3)%		1.30
Gross expenses prior to expense waiver(3)%		1.30
Net investment income(3)%		2.38
Portfolio turnover rate	%	85

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMorgan Small Cap Core Equity Portfolio

	Class I
	Year Ended December 31,			May 6, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	13.39		11.15
Income (loss) from investment operations:
Net investment income (loss)	$	0.05	*	0.01
Net realized and unrealized gain (loss) on investments	$	0.44		2.24
Total from investment operations	$	0.49		2.25
Less distributions from:
Net realized gains on investments	$	1.31		0.01
Total distributions	$	1.31		0.01
Net asset value, end of period	$	12.57		13.39
Total Return(2)%		4.00		20.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	94,448		41,807
Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture(3)%		0.88		0.89
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%		0.89		0.89
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%		0.89		0.89
Net investment income (loss)(3)%		0.39		0.12
Portfolio turnover rate	%	57		147

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

126

Financial Highlights (continued)

ING JPMorgan Value Opportunities Portfolio

	Class I
	Year Ended December 31, 2006	May 4, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.17
Income from investment operations:
Net investment income	$	0.14	*
Net realized and unrealized gain on investments	$	0.45
Total from investment operations	$	0.59
Net asset value, end of period	$	10.76
Total Return(2)%		5.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	109,779
Ratios to average net assets:
Net expenses after expense waiver/reimbursement of expenses(3)%		0.53
Gross expenses prior to expense reimbursement of expenses(3)%		0.53
Net investment income(3)%		1.97
Portfolio turnover rate	%	48

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Julius Baer Foreign Portfolio

	Class I
	Year Ended December 31,			December 6, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	12.21		11.89
Income (loss) from investment operations:
Net investment income (loss)	$	0.05	*	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.85		0.41
Total from investment operations	$	1.90		0.41
Less distributions from:
Net investment income	$	0.02		0.02
Net realized gain on investments	$	1.02		0.07
Total distributions	$	1.04		0.09
Net asset value, end of period	$	13.07		12.21
Total Return(2)%		15.60		3.47
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	10,787		2,993
Ratios to average net assets:
Expenses(3)%		0.92		0.96
Net investment income (loss)(3)%		0.68		(0.56)
Portfolio turnover rate	%	92		104

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

127

Financial Highlights (continued)

ING Legg Mason Partners All Cap Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Legg Mason Value Portfolio

	Class I
	Year Ended December 31,			May 6, 2004(1) December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.03		8.86
Income (loss) from investment operations:
Net investment income (loss)	$	0.01	**	0.00 *
Net realized and unrealized gain (loss) on investments and foriegn currencies	$	0.61		1.20
Total from investment operations	$	0.62		1.20
Less distributions from:
Net investment income	$	—		0.03
Net realized gains on investments	$	0.02		—
Total distributions	$	0.02		0.03
Net asset value, end of period	$	10.63		10.03
Total Return(2)%		6.19		13.52
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	44,965		3,713
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%		0.79		0.81
Gross expenses prior to brokerage commission recapture(3)%		0.79		0.81
Net investment income (loss)(3)%		0.07		0.13
Portfolio turnover rate	%	11		95

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.
**  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

128

Financial Highlights (continued)

ING Limited Maturity Bond Portfolio

	Class I
	Year Ended December 31, 2006	April 29 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	11.14
Income (loss) from investment operations:
Net investment income	$	0.28	*
Net realized and unrealized loss on investments	$	(0.13)
Total from investment operations	$	0.16
Less distributions from:
Net investment income	$	0.57
Net realized gain on investments	$	0.03
Total distributions	$	0.60
Net asset value, end of period	$	10.70
Total Return(2)%		1.44
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	3,265
Ratios to average net assets:
Expenses(3)%		0.29
Net investment income(3)%		3.96
Portfolio turnover rate	%	219

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Liquid Assets Portfolio

	Class I
	Year Ended December 31,			May 7, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	1.00		1.00
Income (loss) from investment operations:
Net investment income	$	0.030		0.009
Net realized and unrealized gain (loss) on investments	$	(0.000	)*	(0.000)*
Total from investment operations	$	0.030		0.009
Less distributions from:
Net investment income	$	0.030		0.009
Total distributions	$	0.030		0.009
Net asset value, end of period	$	1.00		1.00
Total Return(2)%		3.04		0.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	134,152		125,543
Ratios to average net assets:
Expenses(3)%		0.29		0.29
Net investment income (3)%		3.00		1.43

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.001.

129

Financial Highlights (continued)

ING Marsico Growth Portfolio

	Class I
	Year Ended December 31,				May 2, 2003(1) December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	14.57		12.91	10.27
Income from investment operations:
Net investment income (loss)	$	0.03	*	0.04	0.00 **
Net realized and unrealized gain on investments and foreign currencies	$	1.30		1.62	2.64
Total from investment operations	$	1.33		1.66	2.64
Net asset value, end of period	$	15.90		14.57	12.91
Total Return(2)%		9.13		12.86	25.71
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	10,944		3,285	1,926
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%		0.74		0.75	0.77
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture	%	0.76		0.78	0.79
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%		0.76		0.78	0.79
Net investment income(3)%		0.18		0.30	0.01
Portfolio turnover rate	%	72		72	82

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

ING Marsico International Opportunities Portfolio

	Class I
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.04	*
Net realized and unrealized gain on investments	$	2.52
Total from investment operations	$	2.56
Less distributions from:
Net investment income	$	0.02
Net realized gain on investments	$	0.16
Total distributions	$	0.18
Net asset value, end of period	$	12.38
Total Return(2)%		25.62
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	44,459
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.68
Gross expenses prior to expense reimbursement(3)%		0.78
Net investment income(3)(4)%		0.58
Portfolio turnover rate	%	73

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

130

Financial Highlights (continued)

ING MFS Total Return Portfolio

	Class I
	Year Ended December 31,					May 2, 2003(2) to December 31,
	2006	2005		2004(1)		2003
Per Share Operating Performance:
Net asset value, beginning of period	$	18.81		17.22		15.19
Income (loss) from investment operations:
Net investment income	$	0.49	*	0.47	*	0.58
Net realized and unrealized gain on investments and foreign currencies	$	0.08		1.50		1.55
Total from investment operations	$	0.57		1.97		2.13
Less distributions from:
Net investment income	$	0.46		0.38		0.10
Net realized gain on investments	$	0.66		—		—
Total distributions	$	1.12		0.38		0.10
Net asset value, end of period	$	18.26		18.81		17.22
Total Return(2)%		3.14		11.45		14.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	172,607		5,119		2,303
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%		0.65		0.63		0.64
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture	%	0.65		0.64		0.65
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees(3)%		0.65		0.64		0.65
Net investment income(3)%		2.71		2.69		2.61
Portfolio turnover rate	%	51		66		57

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS Utilities Portfolio

	Class I
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income	$	0.13	*
Net realized and unrealized gain on investments	$	1.41
Total from investment operations	$	1.54
Less distributions from:
Net investment income	$	0.09
Net realized gain on investments	$	0.23
Total distributions	$	0.32
Net asset value, end of period	$	11.22
Total Return(2)%		15.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	5,599
Ratios to average net assets:
Net expenses after expense reimbursement(3)%		0.80
Gross expenses prior to expense reimbursement	%	0.82
Net investment income(3)%		1.73
Portfolio turnover rate	%	152

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

131

Financial Highlights (continued)

ING Oppenheimer Main Street Portfolio®

	Class I
	Year Ended December 31,				May 2, 2003(1) to December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	16.65		14.87	12.45
Income (loss) from investment operations:
Net investment income	$	0.21	*	0.18	0.17
Net realized and unrealized gain on investments and foreign currencies	$	0.78		1.77	2.30
Total from investment operations	$	0.99		1.95	2.47
Less distributions from:
Net investment income	$	0.20		0.17	0.05
Total distributions	$	0.20		0.17	0.05
Net asset value, end of period	$	17.44		16.65	14.87
Total Return(2)%		6.02		13.15	19.83
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,530		136	103
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees	%	0.64		0.61	0.59
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture	%	0.64		0.63	0.59
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees	%	0.64		0.64	0.65
Net investment income	%	1.26		1.17	1.04
Portfolio turnover rate	%	80		175	130

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO Core Bond Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments, foreign currencies,
futures, options and swaps	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gain on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$
Ratios to average net assets:
Expenses	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

132

Financial Highlights (continued)

ING PIMCO High Yield Portfolio

	Class I
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.07
Income (loss) from investment operations:
Net investment income	$	0.48	*
Net realized and unrealized gain on investments	$	0.16
Total from investment operations	$	0.64
Less distributions from:
Net investment income	$	0.49
Net realized gain on investments	$	0.02
Total distributions	$	0.51
Net asset value, end of period	$	10.20
Total Return(2)%		6.48
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	841
Ratios to average net assets:
Expenses(3)%		0.50
Net investment income(3)%		7.10
Portfolio turnover rate	%	102

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Pioneer Fund Portfolio

	Class I
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.06
Income from investment operations:
Net investment income	$	0.11	*
Net realized and unrealized gain on investments	$	0.92
Total from investment operations	$	1.03
Less distributions from:
Net investment income	$	0.05
Net realized gain on investments	$	0.00	**
Total distributions	$	0.05
Net asset value, end of period	$	11.04
Total Return(2)%		10.25	†
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	28,289
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.71
Gross expenses prior to expense reimbursement(3)%		0.75
Net investment income(3)(4)%		1.49
Portfolio turnover rate	%	39

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.005.
†  In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class I and excluding this item, total return would have been 10.23%.

133

Financial Highlights (continued)

ING Pioneer Mid Cap Value Portfolio

	Class I
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.07
Income from investment operations:
Net investment income	$	0.03
Net realized and unrealized gain on investments	$	0.92
Total from investment operations	$	0.95
Net asset value, end of period	$	11.02
Total Return(2)%		9.43
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	22,281
Ratios to average net assets:
Expenses(3)%		0.66
Net investment income(3)%		0.97
Portfolio turnover rate	%	50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING Stock Index Portfolio

	Class I
	Year Ended December 31,		May 3, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.90	10.00
Income from investment operations:
Net investment income	$	0.19	0.11
Net realized and unrealized gain on investments	$	0.31	0.94
Total from investment operations	$	0.50	1.05
Less distributions from:
Net investment income	$	—	0.12
Net realized gain on investments	$	—	0.03
Total distributions	$	—	0.15
Net asset value, end of period	$	11.40	10.90
Total Return(2)%		4.59	10.52
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	388,184	378,706
Ratios to average net assets:
Expenses(3)%		0.28	0.27
Net investment income(3)%		1.68	2.14
Portfolio turnover rate	%	6	8

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

134

Financial Highlights (continued)

ING VP Index Plus International Equity Portfolio

	Class I
	Year Ended December 31, 2006	July 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.02
Net realized and unrealized gain on investments	$	1.04
Total from investment operations	$	1.06
Less distributions from:
Net investment income	$	0.05
Net realized gain on investments	$	0.19
Total distributions	$	0.24
Net asset value, end of period	$	10.82
Total Return(2)%		10.54
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	3,204
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.55
Gross expenses prior to expense reimbursement(3)%		0.79
Net investment income(3)(4)%		0.78
Portfolio turnover rate	%	77

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

135

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-5629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

Balanced Funds

ING Franklin Income Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING UBS U.S. Allocation Portfolio

Bond Fund

ING BlackRock Inflation Protected Bond Portfolio

International/Global Funds

ING Templeton Global Growth Portfolio

ING Van Kampen Global Franchise Portfolio

Stock Funds

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Large Cap Growth Portfolio
  (formerly, ING Mercury Large Cap Growth Portfolio)

ING BlackRock Large Cap Value Portfolio
  (formerly, ING Mercury Large Cap Value Portfolio)

ING Capital Guardian Small/Mid Cap Portfolio

ING Capital Guardian U.S. Equities Portfolio

ING FMRSM Diversified Mid Cap Portfolio

ING FMRSM Equity Income Portfolio

ING FMRSM Large Cap Growth Portfolio
  (formerly, ING FMRSM Earning Growth Portfolio)

ING FMRSM Mid Cap Growth Portfolio
  (formerly, ING MFS Mid Cap Growth Portfolio

ING FMRSM Small Cap Equity Portfolio

ING Franklin Mutual Shares Portolio

ING Lord Abbett Affiliated Portfolio

ING T. Rowe Price Equity Income Portfolio

ING Van Kampen Capital Growth Portfolio
  (formerly, ING Van Kampen Equity Growth Portfolio)

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING Wells Fargo Disciplined Value Portfolio
  (formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual funds portfolios (each a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Adviser

Directed Services, LLC ("DSL" or "Adviser") serves as the investment adviser to the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING AllianceBernstein Mid Cap Growth Portfolio – AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio – BlackRock Financial Management, Inc.

ING BlackRock Large Cap Growth Portfolio – BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio – BlackRock Investment Management, LLC

ING Capital Guardian Small/Mid Cap Portfolio – Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio – Capital Guardian Trust Company

ING FMRSM Diversified Mid Cap Portfolio – Fidelity Management & Research Company

ING FMRSM Equity Income Portfolio – Fidelity Management & Research Company

ING FMRSM Large Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Mid Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Small Cap Equity Portfolio – Fidelity Management & Research Company

ING Franklin Income Portfolio – Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio – Franklin Mutual Advisers, LLC

ING Lord Abbett Affiliated Portfolio – Lord, Abbett & Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio – T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio – T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio – Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio – Global Asset Management (Americas) Inc.

ING Van Kampen Equity Capital Growth Portfolio – Van Kampen

ING Van Kampen Global Franchise Portfolio – Van Kampen

ING Van Kampen Growth and Income Portfolio – Van Kampen

ING Van Kampen Real Estate Portfolio – Van Kampen

ING Wells Fargo Disciplined Value Portfolio – Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio – Wells Capital Management, Inc.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Class I shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

Sub-Adviser

AllianceBernstein L.P. ("AllianceBernstein")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap® Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2006. The capitalization range of companies in the Russell Midcap® Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Portfolio also may:

•  write exchange-traded covered call options on up to 25% of its total assets;

•  make secured loans on portfolio securities of up to 25% of its total assets;

•  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

•  enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

3

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2005) and Class I shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

4

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
Russell MidCap® Growth Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 13, 2005. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Class I shares is for the period beginning May 1, 2005. The index return for the Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $717 billion as of December 31, 2006. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas, New York, NY 10105.

As of December 31, 2006, AllianceBernstein Holding L.P. owns approximately 33 1/3% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 59.8% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.7% of the outstanding AllianceBernstein Units, which, including the general partnership interests, AllianceBernstein and AllianceBernstein Holding, represents a 60.3% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Catherine Wood	Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since [ ].

Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief Economist.

John Fogarty	Senior Vice President and portfolio manager of AllianceBernstein since 2006. Prior to that he was a hedge fund manager at Dialectic Capital and Vardon Partners since 2003 and portfolio manager for U.S. Large Cap Growth Portfolio with AllianceBernstein prior to 2001. Mr. Fogarty has managed the Portfolio since (mo yr).

5

Description of the Portfolios (continued)

Amy P. Raskin	Ms. Raskin, Senior Vice President, Research Analyst and Director of Research on Strategic Change, is a U.S. growth equity analyst covering networking and telecom equipment and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research Investment Strategy Committee. Prior to joining the Firm in 2000, Ms. Raskin worked as a telecom analyst for Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers. She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger	Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst, began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner	Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio Manager – U.S. Strategic Research, is a member of the U.S. Strategic Research Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital Management. Mr. Zottner holds the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

Sub-Adviser

BlackRock Financial Management Inc. ("BlackRock Financial Management")

Investment Objective

The Portfolio seeks to maximum real return, consistent with real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' notice of any change in the investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the Portfolio's benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the management team believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

7

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Backed Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Leveraging Risk
Manager Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

BlackRock Financial Management, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., 40 East 52nd Street, New York, New York 10022. BlackRock Financial Management is a registered investment adviser organized in 1994. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Stuart Spodek	Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments and impelmenting yield cure strategy across global portfolios. Mr. Spodek joined BlackRock Financial Management in 1993.

8

Description of the Portfolios (continued)

Brian Weinstein	Brian Weinstein is a Vice President of BlackRock Financial Management and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial Management in the Portfolio Analytics Group in 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

9

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000® Growth Index. Using a multi-factor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined — and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative prices to earnings and price to book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio;

•  Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies including American Depositary Receipts ("ADRs"). The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

10

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

11

Description of the Portfolios (continued)

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return for Class S shares is for the period beginning May 1, 2002.

12

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selection. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

13

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000® Value Index. Using a multifactor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative price-to-earnings and price-to-book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio's investment portfolio;

•  Allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

14

Description of the Portfolios (continued)

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Investment Models Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
OTC Investment Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

15

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and Class I shares' (2005-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in of the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A

(1)  Class I shares commenced operations on May 18, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return for Class I shares is for the period beginning June 1, 2004. The index return for Class S shares is for the period beginning May 1, 2002.

16

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

17

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger: On November 9, 2006, the Board approved a proposal to reorganize the Portfolio into ING FMRSM Diversified Mid Cap Portfolio, if shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger, you will hold shares of ING FMRSM Diversified Mid Cap Portfolio. For more information regarding ING FMRSM Diversified Mid Cap Portfolio, see the section entitled "Description of the Portfolios – ING FMRSM Diversified Mid Cap Portfolio" in this Prospectus or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

18

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

19

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell Midcap® Index and the Custom Russell 2800 Index. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Custom Russell 2800 Index is defined as the combination of the Russell 2000® and Russell Midcap® Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Index	[ ]%	[ ]%	[ ]%
Custom Russell 2800 Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Effective May 1, 2005, the Portfolio's strategy was changed.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $[ ] billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James S. Kang	Mr. Kang is a Vice President of Capital Guardian with portfolio management responsibilities. Mr. Kang joined the Capital Guardian organization in 1987 and has managed the Portfolio since [ ].

Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital Guardian organization in 1990 and has managed the Portfolio since [ ].

Kathryn M. Peters	Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC and has managed the Portfolio since [ ].

Theodore R. Samuels	Mr. Samuels is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Samuels joined Capital Guardian in 1981 and has managed the Portfolio since [ ].

Lawrence R. Solomon	Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Solomon joined Capital Guardian in 1987 and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

20

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

21

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

22

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen	Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher	Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels	Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Eugene P. Stein	Mr. Stein is Executive Vice Chairman of Capital Guardian. Mr. Stein joined the Capital organization in 1972 where he served in various portfolio manager positions and has managed the Portfolio since 2000.

Terry Berkemeier	Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Alan J. Wilson	Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the Capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio since 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

23

Description of the Portfolios (continued)

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk

24

Description of the Portfolios (continued)

Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2005) and Class I shares' (2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

25

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
S&P MidCap 400 Index	[ ]%	[ ]%(2)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P MidCap 400 Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class I shares commenced operations on August 15, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class I shares is for the period beginning August 15, 2005. The index return for Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Tom Allen	Vice President of FMR and portfolio manager of the Portfolio since February 2004.

Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

26

Description of the Portfolios (continued)

ING FMRSM EQUITY INCOME PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield for its shareholders that exceeds the yield on the securities comprising the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser normally invests the Portfolio's assets primarily in equity securities that are expected to produce above-average income. The Sub-Adviser may also invest the Portfolio's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser's emphasis on equity securities that are expected to produce above-average income tends to lead to investments in large cap "value" stocks. However, the Sub-Adviser is not constrained by any particular investment style. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others. The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may

27

Description of the Portfolios (continued)

use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, as amended, ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Ciaran O'Neill	Mr. O'Neill, portfolio manager, has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1995, he has worked as a research analyst and since 2001, he has served FMR as a portfolio manager for mutual funds and other accounts. Mr. O'Neill left Fidelity Investments briefly in April 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O'Neill returned to Fidelity Investments in May 2005 as a portfolio manager for FMR.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of the Portfolios (continued)

ING FMRSM LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Seeks growth of capital over the long term. The Porfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of large market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell 1000® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging market issuers, in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long-term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk

29

Description of the Portfolios (continued)

Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I performance shares' for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

30

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class I shares commenced operations on April 29, 2005.

(2)  On November 6, 2006, the Portfolio changed its name from ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio. On November 6, 2006 the Portfolio's principal investment strategies changed.

(3)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa W. Fam	Mr. Fam is vice president and portfolio manager of the Portfolio since April 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

31

Description of the Portfolios (continued)

ING FMRSM MID CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings ("P/E") or price/book ("P/B") ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell Midcap® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including emerging markets issuers, in addition to securities of domestic issuers.

The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

In addition to the principal investment strategies discussed above, the Sub-Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

32

Description of the Portfolios (continued)

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

33

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2) (For the periods ended December 31, 2006)
	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
Russell Midcap® Growth Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2)  FMR has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Mid Cap Growth Portfolio. On August 7, 2006, the Portfolio's principal investment strategies changed.

(3)  The index return for Class I shares is for the period beginning May 1, 2003. The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[—] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa Fam	Mr. Fam is vice president and has been the portfolio manager of the Portfolio since August 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

34

Description of the Portfolios (continued)

ING FMRSM SMALL CAP EQUITY PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000® Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk

35

Description of the Portfolios (continued)

Manager Risk
Market Capitalization Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas Hense	Vice President and Portfolio Manager

Mr. Hense has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

36

Description of the Portfolios (continued)

ING FRANKLIN INCOME PORTFOLIO

Sub-Adviser

Franklin Advisers, Inc. ("Franklin")

Investment Objective

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

•  the experience and managerial strength of the company;

•  responsiveness to changes in interest rates and business conditions;

•  debt maturity schedules and borrowing requirements;

•  the company's changing financial condition and market recognition of the change; and

•  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

37

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Maturity Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Edward D. Perks	Mr. Perks is Vice President of Franklin and has managed the Portfolio since April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson	Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of the Portfolios (continued)

ING FRANKLIN MUTUAL SHARES PORTFOLIO

Sub-Adviser

Franklin Mutual Advisers, LLC ("Franklin Mutual")

Investment Objective

The Portfolio seeks capital appreciation. Its secondary goal is income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

•  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

•  Risk Arbitrage Securities. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

•  Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Portfolio also may invest a portion of its assets in small capitalization companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the

39

Description of the Portfolios (continued)

indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

Portfolio Selection

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Temporary Investments

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Risk Arbitrage Securities and Distressed Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

40

Description of the Portfolios (continued)

Sovereign Debt Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $___ billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Peter Langerman	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA	David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of Metlife for the period 1999 – 2002.

Deborah A. Turner, CFA	Debbie Turner has been the assistant portfolio manager of the Portfolio since April 2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

41

Description of the Portfolios (continued)

ING LORD ABBETT AFFILIATED PORTFOLIO

Sub-Adviser

Lord, Abbett & Co. LLC ("Lord Abbett")

Investment Objective

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2006, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Portfolio Turnover Risk
Value Investing Risk

42

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

43

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Year (or Life of Class)	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Lord, Abbett & Co., LLC has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Class I shares is for the period beginning July 1, 2003. The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2006, Lord Abbett managed $107 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Eli M. Salzmann	Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997 and has managed the Portfolio since December 2005.

Sholom Dinsky	Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential Investments, where he served as Managing Director of Prudential Asset Management. Mr. Dinsky has managed the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

44

Description of the Portfolios (continued)

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Principal Investment Strategies

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in keeping with the Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

•  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

•  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Debt Securities. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

45

Description of the Portfolios (continued)

Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

Money Market Instruments. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)  shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)  U.S. government obligations;

(3)  negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)  commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)  repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Securities Lending Risk
Special Situations Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

46

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed on the previous page that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

47

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500® Index and 40% is comprised of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
Lehman Brothers U.S. Government/ Credit Bond Index	[ ]%	[ ]%(2)	N/A
60% S&P 500/40% Lehman Index	[ ]%	[ ]%(2)
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Lehman Brothers U.S. Government/ Credit Bond Index	[ ]%	[ ]%	[ ]%
60% S&P 500/40% Lehman Index	[ ]%	[ ]%	[ ]%

(1)  Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns for Class I shares are for the period beginning May 1, 2003.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individuals share responsiblility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jeffrey W. Arricale, CPA	Mr. Arricale, a Vice President of T. Rowe Price, joined T. Rowe Price in 2001, and serves as a Portfolio Manager in the Equity Division responsible for institutional accounts and other portfolios. Mr. Arricale has co-managed the Portfolio since June of 2006. Mr. Arricale is co-executive chairman of the Capital Appreciation Strategy and co-manager of the T. Rowe Price Appreciation Fund and is also a member of the Investment Advisory Committees for the Financial Services, U.S. Equity Income, U.S. Value, U.S. Structured Research, and New America Growth Strategies. Prior to joining T. Rowe Price, he served as a manager in the auditing division of KPMG LLP. Mr. Arricale holds a Certified Public Accountant designation in the state of California.

David R. Giroux, CFA	Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division and has managed the Portfolio since June 2006. He is co-manager of the U.S. Concentrated Large-Cap Value and Capital Appreciation strategies and co-manager of the T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured Research Strategy. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

48

Description of the Portfolios (continued)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Substantial dividend income as well as long-term growth of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

•  an established operating history;

•  above-average dividend yield relative to the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index;

•  low price/earnings ratio relative to the S&P 500® Index;

•  a sound balance sheet and other positive financial characteristics; and

•  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk

49

Description of the Portfolios (continued)

High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Securities Lending Risk
Value Investing Risk

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the change in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

50

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Class I shares is for the period beginning May 1, 2003.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian Rogers	Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since [ ]. The Committee Chair has the day-to-day responsibility for managing the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999 and he has been managing investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

51

Description of the Portfolios (continued)

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

Sub-Adviser

Templeton Global Advisors Limited ("Templeton Global Advisors")

Investment Objective

Capital appreciation. Current income is only an incidental consideration.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of

52

Description of the Portfolios (continued)

the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

53

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
MSCI World IndexSM	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

More on the Sub-Adviser

The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Murdo Murchison, CFA	Mr. Murchison is Executive Vice President of Templeton Global Advisors. He joined the firm in 1993 and has served as the portfolio manager for ING Templeton Global Growth Portfolio since 2005. Since 1993, he has worked for Franklin Templeton Investments as a research analyst and portfolio manager. Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 2005.

The following individuals have secondary portfolio management responsibilities:

Jeffrey A. Everett, CFA	Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 2005.

Lisa F. Myers, CFA	Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

54

Description of the Portfolios (continued)

ING UBS U.S. ALLOCATION PORTFOLIO

Sub-Adviser

UBS Global Asset Management (Americas) Inc. ("UBS")

Investment Objective

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Principal Investment Strategies

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed-income securities in which the Portfoio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

55

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

56

Description of the Portfolios (continued)

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance – the Russell 3000® Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000®/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000® Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)
Lehman U.S. Aggregate Bond Index	[ ]%	[ ]%	[ ]%(3)
Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)
65% Russell 3000/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index returns for Class S shares are for the period beginning October 1, 2000.

57

Description of the Portfolios (continued)

More on the Sub-Adviser

UBS serves as the Sub-Adviser to the Portfolio. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2006, UBS had approximately $[ ] billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian D. Singer	Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past five years, he has served as the Chief Investment Officer and Managing Director. Mr. Singer has been managing the Portfolio since [ ].

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

58

Description of the Portfolios (continued)

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest up to 10% of its total assets in Real Estate Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

59

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2003-2004) and Class I shares' (2005-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  On April 30, 2007 the Portfolio changed its name from ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)  The index return for Class I shares is for the period beginning May 1, 2004. The index return for Class S shares is for the period beginning May 1, 2002.

60

Description of the Portfolios (continued)

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of over $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Dennis Lynch	Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 12 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen	Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 20 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA	Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has 10 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton	Mr. Norton, Executive Director, joined Van Kampen in 2000 and has managed the Portfolio since July 2005. He has over 13 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

61

Description of the Portfolios (continued)

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

62

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

63

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI World IndexSM	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return for Class S shares is for the period beginning May 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Hassan Elmasry, CFA	Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Elmasry joined Morgan Stanley in 1995 and has 22 years investment experience.

Michael Allison, CFA	Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Allison joined Morgan Stanley in 2000 and has 9 years of investment experience.

Paras Dodhia	Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Dodhia joined Morgan Stanley in 2002 and has 7 years of investment experience.

Jayson Vowles	Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Vowles joined Morgan Stanley in 2003 and has 5 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

64

Description of the Portfolios (continued)

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

65

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations, as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance – the Russell 1000® Value Index and the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Prior to April 30, 2007, the Portfolio compared its performance to the S&P 500® Index. The Portfolio changed the index to which it compares its performance because the Russell 1000® Value Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

66

Description of the Portfolios (continued)

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of over $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James A. Gilligan, CFA	Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since [mo] 2002.

James O. Roeder, CFA	Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the Equity Income Team. Mr. Roeder has managed the Portfolio since [mo] 2002.

Thomas Bastian, CFA	Mr. Bastian, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2003. Mr. Bastian has managed the Portfolio since [mo] 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin	Mr. Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in January 2007.

Sergio Marcheli	Mr. Marcheli, Vice President and portfolio manager for the Separately Managed Account Strategies, has managed the Portfolio since [mo] 2003. From 1995 to 2002, Mr. Marcheli was associated with Van Kampen in a research capacity.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

67

Description of the Portfolios (continued)

ING VAN KAMPEN REAL ESTATE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Capital appreciation. Current income is a secondary objective.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

•  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

•  financial institutions which issue or service mortgages, not to exceed 25% of total assets;

•  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

•  high yield debt securities and convertible bonds, not to exceed 20% of total assets;

•  mortgage- and asset-backed securities; and

•  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

68

Description of the Portfolios (continued)

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

69

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2003) and Class I shares' (2004-2006) performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance – the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I Return	[ ]%	[ ]%(1)	N/A
Dow Jones Wilshire Real Estate Securities Index	[ ]%	[ ]%(3)	N/A
Class S Return	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire Real Estate Securities Index	[ ]%	[ ]%	[ ]%

(1)  Class I shares commenced operations on May 19, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3)  The index return for Class I shares is for the period beginning June 1, 2003.

70

Description of the Portfolios (continued)

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Theodore R. Bigman	Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 19 years of investment experience. He is Head of Global Real Estate, responsible for Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since [mo] 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

71

Description of the Portfolios (continued)

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

Sub-Adviser

Wells Capital Management, Inc. ("Wells Capital Management")

Investment Objective

Long-term capital growth.

Principal Investment Strategies

Prior to July 16, 2007, Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index ("Index") at the time of purchase. As of December 31, 2006, the market capitalization range of companies comprising the Index was $[ ] million to $[ ] billion, and is expected to change frequently.

Effective July 16, 2007, Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

Call Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Sector Risk
Securities Lending Risk
Small Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

72

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class I shares do not have a full calendar year of operations, as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] quarter	[ ]:	[ ]%
Worst:	[ ] quarter	[ ]:	[ ]%

73

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

More on the Sub-Adviser

Wells Capital Management is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2006, Wells Capital Management managed over $[ ] million in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through 2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

74

Description of the Portfolios (continued)

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

Sub-Adviser

Wells Capital Management

Investment Objective

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $[ ] million to $[ ] billion, as of December 31, 2006. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

75

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

76

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance – of the Russell 2000® Value Index and the Russell 2000® Index. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 2000® Value Index is intended to be the comparative index for the Portfolio. The Russell 2000® Value Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Value Index	[ ]%	[ ]%(2)	N/A
Russell 2000® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on November 30, 2005.

(2)  The index returns are for the period beginning December 1, 2005.

More on the Sub-Adviser

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.

The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2006, Wells Capital Management had over $[ ] million in total assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris has managed the Portfolio since November 2005. Mr. Costomiris joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital Management, Inc. ("SCM") since April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

77

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006, or for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Operating Expenses	Waivers Reimbursements and Recoupments	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth(2)	0.77%	—%		%		%(3)
ING BlackRock Inflaction Protected Bond	0.45%		%(5)		%(6)
ING BlackRock Large Cap Growth(2)	0.80%	—%		%	%(4)%
ING BlackRock Large Cap Value(2)	0.80%	—%		%	%(4)%
ING Capital Guardian Small/Mid Cap(2)	0.65%	—%		%		%(3)
ING Capital Guardian U.S. Equities(2)	0.74%	—%		%		%(3)
ING FMRSM Diversified Mid Cap(2)	0.65%	—%		%		%
ING FMRSM Equity Income	0.47%	—%		%	%	%
ING FMRSM Large Cap Growth	0.58%	—	%(5)%		%	%
ING FMRSM Mid Cap Growth(2)	0.63%	—
ING FMRSM Small Cap Equity	0.75%	—	0.20%(5)	0.95%	—	0.95%
ING Franklin Income	0.65%	—	%(5)%		%(6)%
ING Franklin Mutual Shares(2)	0.78%
ING Lord Abbett Affiliated(2)	0.75%	—		%		%
ING T. Rowe Price Capital Appreciation(2)	0.65%	—		%		%
ING T. Rowe Price Equity Income(2)	0.65%	—		%		%
ING Templeton Global Growth(2)	0.93%	—%		%		%
ING UBS U.S. Allocation(2)	0.75%	—		%	%(4)	%(3)
ING Van Kampen Capital Growth(2)	0.65%	—%		%	%(4)%
ING Van Kampen Global Franchise(2)	1.00%	—		%		%
ING Van Kampen Growth and Income(2)	0.65%	—		%		%(3)
ING Van Kampen Real Estate(2)	0.65%	—		%		%
ING Wells Fargo Disciplined Value(2)	0.65%	—%		%		%(3)
ING Wells Fargo Small Cap Disciplined	0.77%	—	%(5)%		%(6)%

(1)  This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for ING BlackRock Large Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Global Franchise, ING Van Kampen Growth and Income and ING Wells Fargo Disciplined Value Portfolios had not had a full calendar year of operations as of December 31, 2006, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSL, as Adviser to each Portfolio, has agreed. For ING Franklin Income Portfolio, which had not had a full calendar year of operations as of December 31, 2006, operating expenses are based on estimated amounts for the current fiscal year. Operating expenses for ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, and ING Franklin Mutual Shares Portfolios are estimated as they had not commenced operations as of December 31, 2006. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL as investment Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

(2)  The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single

78

Portfolio Fees and Expenses (continued)

management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3)  A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Disciplined Value Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(4)  DSL has contractually agreed to waive a portion of the advisory fee for ING BlackRock Large Cap Growth, ING BlackRock Large Cap Value, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, and ING Van Kampen Capital Growth Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(5)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING BlackRock Inflation Protected Bond, ING Franklin Income Portfolio are estimated as it did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING FMRSM Equity Income, ING FMRSM Small Cap Equity, Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2006.

(6)  DSL, the Adviser, has entered into written expense limitation agreements with certain Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example.  (1) The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year			3 Years			5 Years			10 Years
ING AllianceBerstein Mid Cap Growth	$	[	]	$	[	]	$	[	]	$	[	]
ING BlackRock Inflation Protected Bond(2)
ING BlackRock Large Cap Growth(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING BlackRock Large Cap Value(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Capital Guardian Small/Mid Cap	$	[	]	$	[	]	$	[	]	$	[	]
ING Capital Guardian U.S. Equities	$	[	]	$	[	]	$	[	]	$	[	]
ING FMRSM Diversified Mid Cap	$	[	]	$	[	]	$	[	]	$	[	]
ING FMRSM Equity Income(2)	$	[	]	$	[	]		N/A			N/A
ING FMRSM Large Cap Growth(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING FMRSM Small Cap Equity(2)	$	[	]	$	[	]		N/A			N/A
ING Franklin Income(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Franklin Mutual Shares(2)
ING Lord Abbett Affiliated	$	[	]	$	[	]	$	[	]	$	[	]
ING T. Rowe Price Capital Appreciation	$	[	]	$	[	]	$	[	]	$	[	]
ING T. Rowe Price Equity Income	$	[	]	$	[	]	$	[	]	$	[	]
ING Templeton Global Growth	$	[	]	$	[	]	$	[	]	$	[	]
ING UBS U.S. Allocation(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Van Kampen Capital Growth(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Van Kampen Global Franchise	$	[	]	$	[	]	$	[	]	$	[	]
ING Van Kampen Growth and Income	$	[	]	$	[	]	$	[	]	$	[	]
ING Van Kampen Real Estate	$	[	]	$	[	]	$	[	]	$	[	]
ING Wells Fargo Disciplined Value	$	[	]	$	[	]	$	[	]	$	[	]
ING Wells Fargo Small Cap Disciplined(1)	$	[	]	$	[	]	$	[	]	$	[	]

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-year period.

79

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principals risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk.  Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset Backed Securities Risk. The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing and Leverage Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk.  A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or

80

Summary of Principal Risks (continued)

economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic

81

Summary of Principal Risks (continued)

conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues, and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.
Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that

82

Summary of Principal Risks (continued)

do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Internet Risk. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investments by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings, reducing the Portfolio's return. This interest expense may be greater than a Portfolio's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even

83

Summary of Principal Risks (continued)

extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations there under. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock

84

Summary of Principal Risks (continued)

prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

85

Summary of Principal Risks (continued)

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

86

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed-income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct

87

More Information (continued)

of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into a an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"), to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

88

More Information (continued)

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contracts owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and

89

More Information (continued)

certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios

90

More Information (continued)

that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

91

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

92

Management of the Portfolios

Adviser

DSL, a New York corporation, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of each of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSL delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to its oversight. DSL monitors the investment activities of the Sub-Advisers. From time to time, DSL also recommends the appointment of additional replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL received exemptive relief from the SEC permiting DSL, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING AllianceBernstein Mid Cap Growth	%
ING BlackRock Inflation Protected Bond(1)
ING BlackRock Large Cap Growth	%
ING BlackRock Large Cap Value	%
ING Capital Guardian Small/Mid Cap	%
ING Capital Guardian U.S. Equities	%
ING FMRSM Diversified Mid Cap	%
ING FMRSM Equity Income(1)		0.47%
ING FMRSM Large Cap Growth	%
ING FMRSM Mid Cap Growth		0.63%
ING FMRSM Small Cap Equity(1)		0.75%
ING Franklin Income	%
ING Franklin Mutual Shares(1)
ING Lord Abbett Affiliated	%
ING T. Rowe Price Capital Appreciation	%
ING T. Rowe Price Equity Income	%
ING Templeton Global Growth	%
ING UBS U.S. Allocation	%
ING Van Kampen Equity Capital Growth	%
ING Van Kampen Global Franchise	%
ING Van Kampen Growth and Income	%
ING Van Kampen Real Estate	%
ING Wells Fargo Disciplined Value	%
ING Wells Fargo Small Cap Disciplined	%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

93

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

94

Performance of Similarly Managed Mutual Funds

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income Portfolio, ING Franklin Mutual Shares Portfolio, ING FMRSM Mid Cap Growth Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Disciplined Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, FMRSM Franklin, Franklin Mutual, Lord Abbett, Templeton Global Advisors, UBS, and Wells Capital Management, respectively.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX)	[ ]%	[ ]%	—	[ ]%(2)
(Comparable to ING BlackRock Inflation Protected Bond Portfolio)			—
Lehman Brothers Global Real U.S. TIPS Index	[ ]%	[ ]%		[ ]%(3)
FMRSM Mid Cap Growth Fund (FSMGX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING FMRSM Mid Cap Growth Portfolio)
Russell Mid Cap® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Franklin Income Fund – Class A (FKINX )	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Income Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Government/Credit Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Lord Abbett Affiliated Fund – Class Y (LAFYX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(5)

95

Performance (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Mutual Shares Fund – Class Z (MUTHX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Mutual Shares Portfolio) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Templeton Growth Fund – Class A (TEPLX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World IndexSM	[ ]%	[ ]%	[ ]%	[ ]%
UBS U.S. Allocation Fund – Class Y (PWTYX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Aggregate Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
65% Russell 3000/30%LBAB/5% Merrill Lynch
High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
Wells Fargo Advantage Mid Cap Disciplined Fund – Class I (SMCDX)	[ ]%	[ ]%	[ ]%	[ ]%(8)
(Comparable to ING Wells Fargo Disciplined Value Portfolio)
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(9)
Wells Fargo Advantage Small Cap Disciplined Fund – Class I (SCOVX)	[ ]%	[ ]%	[ ]	[ ]%(10)
(Comparable to ING Wells Fargo Small Cap Disciplined Portfolio)
Russell 2000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)

(1)  The Lehman Global Real: U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI All Country World IndexSM is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year.

(2)  Fund commenced operations on June 24, 2004.

(3)  Index return is for the period beginning July 1, 2004.

(4)  Fund commenced operations on March 27, 1998.

(5)  Index return is for period beginning April 1, 1999.

(6)  Fund commenced operations on November 15, 2001.

(7)  Index return is for the period beginning December 1, 2001.

(8)  Fund commenced operations on December 31, 1998.

(9)  Index return is for period beginning January 1, 1999.

(10)  Fund commenced operations on March 28, 2002.

(11)  Index return is for period beginning April 1, 2002.

96

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

For ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, and ING Franklin Mutual Shares Portfolios, audited financial highlights are not available because the Portfolios had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

ING AllianceBernstein Mid Cap Growth Portfolio

	Class I
	Year Ended December 31, 2006	May 13, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	15.50
Income (loss) from investment operations:
Net investment loss	$	(0.06	)*
Net realized and unrealized gain on investments	$	3.62
Total from investment operations	$	3.56
Net asset value, end of period	$	19.06
Total Return(2)%		22.97
Ratios and Supplemental Data
Net assets, end of year (000's)	$	5,122
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%		0.79
Gross expenses prior to brokerage commission recapture(3)%		0.81
Net investment loss(3)%		(0.54)
Portfolio turnover rate	%	103

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING BlackRock Large Cap Growth Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment loss	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net realized gain on investments	$
Return of capital	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%
Gross expenses prior to reimbursement of unified fee(3)%
Net investment loss(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

97

Financial Highlights (continued)

ING BlackRock Large Cap Value Portfolio

	Class I
	Year Ended December 31,			May 18, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	11.70		10.75
Income from investment operations:
Net investment income	$	0.10		0.05
Net realized and unrealized gain on investments	$	0.55		1.46
Total from investment operations	$	0.65		1.51
Less distributions from:
Net investment income	$	—		0.04
Net realized gain on investments	$	0.00	*	0.52
Total distributions	$	—		0.56
Net asset value, end of period	$	12.35		11.70
Total Return(2)%		5.56		14.15
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	44,567		47,498
Ratios to average net assets
Net expenses after reimbursement of unified fee(3)%		0.78		0.80
Gross expenses prior to reimbursement of unified fee(3)%		0.82		0.80
Net investment income(3)%		0.83		0.76
Portfolio turnover rate	%	170		75

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*   Amount is less than $0.01.

ING Capital Guardian Small/Mid Cap Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of year	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of year	$
Total Return(1)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (000's)	$
Ratio to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

98

Financial Highlights (continued)

ING Capital Guardian U.S. Equities Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of opertions.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING FMRSM Diversified Mid Cap Portfolio

	Class I
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	12.48
Income from investment operations:
Net investment income	$	0.02	*
Net realized and unrealized gain on investments	$	0.75
Total from investment operations	$	0.77
Less distributions from:
Net investment income	$	—
Total distributions	$	—
Net asset value, end of period	$	13.25
Total Return(2)%		6.17
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	214
Ratios to average net assets:
Expenses(3)%		0.74
Net investment income(3)%		0.34
Portfolio turnover rate	%	186

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

99

Financial Highlights (continued)

ING FMRSM Large Cap Growth Portfolio

	Class I
	Year Ended December 31, 2006	August 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.07	*
Net realized and unrealized gain on investments	$	0.57
Total from investment operations	$	0.64
Less distributions from:
Net investment income	$	0.02
Net realized gains on investments	$	0.02
Total distributions	$	0.04
Net asset value, end of period	$	10.60
Total Return(2)%		6.41
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	141,848
Ratios to average net assets:
Net expenses after expense waiver(3)%		0.73
Gross expenses prior to expense waiver(3)%		0.73
Net investment income(3)%		0.53
Portfolio turnover rate	%	139

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING FMRSM Mid Cap Growth Portfolio

	Class I
	Year Ended December 31,			May 2, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	11.68	10.13	7.79
Income (loss) from investment operations:
Net investment loss	$	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.40	1.58	2.36
Total from investment operations	$	0.39	1.55	2.34
Net asset value, end of period	$	12.07	11.68	10.13
Total Return(2)%		3.34	15.30	30.04
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	9,187	4,953	3,396
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee(3)%		0.60	0.62	0.61
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture	%	0.63	0.64	0.65
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%		0.64	0.64	0.65
Net investment loss(3)%		(0.11)	(0.32)	(0.18)
Portfolio turnover rate	%	79	80	95

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

100

Financial Highlights (continued)

ING Fraklin Income Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000's)	$
Ratio to average net assets:
Net expenses after brokerage commission recapture	$
Gross expenses prior to brokerage commission recapture	$
Net investment income	$
Portfolio turnover rate	$

(1)  Commencement of opertions.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Lord Abbett Affiliated Portfolio

	Class I
	Year Ended December 31,					June 24, 2003(2) to December 31,
	2005	2005(1)		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$	11.50		10.51		9.17
Income from investment operations:
Net investment income	$	0.16	*	0.13	*	0.04
Net realized and unrealized gain on investments	$	0.49		0.95		1.32
Total from investment operations	$	0.65		1.08		1.36
Less distributions from:
Net investment income	$	0.17		0.09		0.02
Total distributions	$	0.17		0.09		0.02
Net asset value, end of period	$	11.98		11.50		10.51
Total Return(3)%		5.73		10.26		14.89
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,270		1,286		250
Ratios to average net assets:
Expenses(4)%		0.75		0.75		0.75
Net investment income(4)%		1.36		1.65		1.44
Portfolio turnover rate	%	141		36		40

(1)  Since December 1, 2005, Lord, Abbett & Co. has served as the Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

101

Financial Highlights (continued)

ING T. Rowe Price Capital Appreciation Portfolio

	Class I
	Year Ended December 31,				May 2, 2003(1) to December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	24.52		21.35	17.61
Income from investment operations:
Net investment income	$	0.43	*	0.31	0.20
Net realized and unrealized gain on investments and foreign currencies	$	1.46		3.30	3.65
Total from investment operations	$	1.89		3.61	3.85
Less distributions from:
Net investment income	$	0.37		0.28	0.09
Net realized gains on investments	$	0.87		0.16	0.02
Total distributions	$	1.24		0.44	0.11
Net asset value, end of period	$	25.17		24.52	21.35
Total Return(2)%		8.03		16.93	21.92
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	76,428		56,649	34,659
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%		0.65		0.65	0.68
Gross expenses prior to brokerage commission recapture(3)%		0.65		0.67	0.69
Net investment income(3)%		1.75		2.04	2.00
Portfolio turnover rate	%	23		21	12

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*   Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING T. Rowe Price Equity Income Portfolio

	Class I
	Year Ended December 31,				May 2, 2003(1) to December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	13.76		12.13	9.91
Income from investment operations:
Net investment income	$	0.25	*	0.22	0.08
Net realized and unrealized gain on investments	$	0.29		1.61	2.19
Total from investment operations	$	0.54		1.83	2.27
Less distributions from:
Net investment income	$	0.18		0.13	0.04
Net realized gains on investments	$	0.32		0.07	0.01
Total distributions	$	0.50		0.20	0.05
Net asset value, end of period	$	13.80		13.76	12.13
Total Return(2)%		4.12		15.11	22.99
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	45,227		10,643	2,762
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees(3)%		0.65		0.66	0.68
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture(3)%		0.65		0.67	0.69
Gross expenses before brokerage commission recapture and reimbursement of unified fees(3)%		0.65		0.67	0.69
Net investment income(3)%		1.92		1.84	1.99
Portfolio turnover rate	%	18		16	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

102

Financial Highlights (continued)

ING Templeton Global Growth Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Return of capital	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income (loss)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING UBS U.S. Allocation Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture	%
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture	%
Gross expenses prior to reimbursement of unified fee and broker commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

103

Financial Highlights (continued)

ING Van Kampen Capital Growth Portfolio

	Class I
	Year Ended December 31,		May 6, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.32	9.71
Income from investment operations:
Net investment income	$	0.01	0.04
Net realized and unrealized gain on investments	$	1.58	0.62
Total from investment operations	$	1.59	0.66
Less distributions from:
Net investment income	$	0.06	0.00 *
Net realized gains on investments	$	—	0.05
Total distributions	$	0.06	0.05
Net asset value, end of period	$	11.85	10.32
Total Return(2)%		15.45	6.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	42,210	42,752
Ratios to average net assets
Net expenses after reimbursement of expenses(3)%		0.66	0.65
Gross expenses prior to reimbursement of expenses(3)%		0.68	0.65
Net investment income(3)%		0.08	1.04
Portfolio turnover rate	%	84	170

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount less than $0.01.

ING Van Kampen Global Franchise Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments and foreign currencies	$
Total from investment operations	$
Less distributions from:
Net Investment Income	$
Net realized gains on investments	$
Return of capital	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)   Commencement of operations.

(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)   Annualized for periods less than one year.

104

Financial Highlights (continued)

ING Van Kampen Growth and Income Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Net investment income	%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Van Kampen Real Estate Portfolio

	Class I
	Year Ended December 31,				May 19, 2003(1) to December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$	27.68		20.48	16.59
Income from investment operations:
Net investment income	$	0.58	†	0.60	0.25
Net realized and unrealized gain on investments	$	4.06		7.20	3.81
Total from investment operations	$	4.64		7.80	4.06
Less distributions from:
Net investment income	$	0.35		0.38	0.05
Net realized gains on investments	$	0.86		0.22	0.12
Total distributions	$	1.21		0.60	0.17
Net asset value, end of period	$	31.11		27.68	20.48
Total Return(2)%		17.11		38.13	24.51
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	9,654		4,711	534
Ratios to average net assets:
Expenses	$	0.65		0.67	0.68
Net investment income(3)%		1.86	†	4.55	5.25
Portfolio turnover rate	%	24		18	12

(1)  Commencement of operations.
(2)  Total return is calculated assuming of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods of less than one year.
†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% on Class I.

105

Financial Highlights (continued)

ING Wells Fargo Disciplined Value Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after brokerage commission recapture	%
Gross expenses prior to brokerage commission recapture	%
Ratio of net investment income (loss) to average net assets	%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Wells Fargo Small Cap Disciplined Portfolio

	Class I
	Year Ended December 31, 2006	November 30, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment loss	$	(0.01)
Net realized and unrealized loss on investments	$	(0.26)
Total from investment operations	$	(0.27)
Net asset value, end of period	$	9.73
Total Return(2)%		(2.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expenses after expense waiver(3)%		0.87
Gross expenses prior to expense waiver(3)%		1.28
Net investment loss(3)%		(1.27)
Portfolio turnover rate	%	1

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

106

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

Balanced Fund

ING MFS Total Return Portfolio

Bond Funds

ING Limited Maturity Bond Portfolio

ING PIMCO Core Bond Portfolio

ING PIMCO High Yield Portfolio

International/Global Funds

ING Global Real Estate Portfolio

ING Global Resources Porfolio

ING Global Technology Portfolio
  (formerly, ING Goldman Sachs TollkeeperSM Portfolio)

ING International Growth Opportunities Portfolio
  (formerly ING International Portfolio)

ING JPMorgan Emerging Markets Equity Portfolio

ING Julius Baer Foreign Portfolio

ING Marsico International Opportunities Portfolio

ING VP Index Plus International Equity Portfolio

Money Market Fund

ING Liquid Assets Portfolio

Stock Funds

ING Disciplined Small Cap Value Portfolio

ING EquitiesPlus Portfolio

ING Evergreen Health Sciences Portfolio

ING Evergreen Omega Portfolio

ING Janus Contrarian Portfolio

ING JPMorgan Small Cap Core Equity Portfolio
  (formerly, ING JPMorgan Small Cap Equity Portfolio)

ING JPMorgan Value Opportunities Portfolio

ING Legg Mason Partners All Cap Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING MFS Utilities Portfolio

ING Oppenheimer Main Street Portfolio®

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Pioneer Mid Cap Value Portfolio

ING Stock Index Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Advisers

Directed Services, LLC ("DSL") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING Disciplined Small Cap Value Portfolio – ING Investment Management Co.

ING EquitiesPlus Portfolio – ING Investment Management Co.

ING Evergreen Health Sciences Portfolio – Evergreen Investment Management Company, LLC

ING Evergreen Omega Portfolio – Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio – ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio – ING Investment Management Co.

ING Global Technology Portfolio – ING Investment Management Co.

ING International Growth Opportunities Portfolio – ING Investment Management Co.

ING Janus Contrarian Portfolio – Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio – J.P.Morgan Investment Management Inc.

ING Julius Baer Foreign Portfolio – Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio – ClearBridge Advisers,

ING Legg Mason Value Portfolio – Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio – ING Investment Management Co.

ING Liquid Assets Portfolio – ING Investment Management Co.

ING Marsico Growth Portfolio – Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio – Marsico Capital Management, LLC

ING MFS Total Return Portfolio – Massachusetts Financial Services Company

ING MFS Utilities Portfolio – Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio® – OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio – Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio – Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio – Pioneer Investment Management, Inc.

ING Stock Index Portfolio – ING Investment Management Co.

ING VP Index Plus International Equity Portfolio – ING Investment Management Advisors, B.V.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares. ING Stock Index Portfolio does not offer ADV Class or Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of Portfolios

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000® Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000® Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000® Value Index changes. As of December 31, 2006, the smallest company in the Russell 2000® Value Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000® Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000® Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000® Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Manager Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

3

Description of Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D	Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007. Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has 20 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

4

Description of the Portfolios (continued)

ING EQUITIESPLUS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500® Index or its components ("S&P 500® derivatives"). The S&P 500® derivatives in which the Portfolio invests are backed by a portfolio of fixed-income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500® Index. The S&P 500® Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's.

The Sub-Adviser uses S&P 500® derivatives in addition to or in place of securities of companies listed on the S&P 500® Index in an attempt to equal or exceed the performance of the S&P 500® Index. The S&P 500® derivatives in which the Portfolio may invest include options, futures, options on futures and swaps, including credit default swaps.

It is intended that the Portfolio will normally purchase S&P 500® derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500® derivative investments. The Sub-Adviser manages the Portfolio's fixed-income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500® derivatives, when S&P 500® derivatives appear to be overvalued relative to the S&P 500® Index, the Portfolio may invest all of its assets in S&P 500® stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500® Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's® Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

5

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Credit Risk
Credit Derivatives Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Equity Security Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market Trends Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since April 2006. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100® Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Healthcare Sector Risk
Inability to Sell Securities
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Short Sales Risk
Small-Capitalization Company Risk

7

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of two broad measures of market performance from year to year for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

8

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500® Index, Standard & Poor's MidCap 400 IndexTM and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
S&P 1500 Supercomposite Health Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Walter T. McCormick, CFA	Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity team at EIMC and has managed the Portfolio since September 2006. Mr. McCormick originally was employed by a predecessor of EIMC from 1984 to 1998. Mr. McCormick then joined David L. Babson & Co., Inc. from 1998 to April 2000. From April 2000 to March of 2002 he managed private portfolios. Mr. McCormick rejoined EIMC in March 2002.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

9

Description of Portfolios (continued)

ING EVERGREEN OMEGA PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategy

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

10

Description of Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

11

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Aziz Hamzaogullari, CFA	Mr. Hamzaogullari is a Managing Director and Director of Research with the Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisors, Inc. Mr. Hamzaogullari has managed the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of Portfolios (continued)

ING GLOBAL REAL ESTATE PORTFOLIO

Sub-Adviser

ING Clarion Real Estate Securities L.P. ("INGCRES")

Investment Objective

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the. The Portfolio may invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs'').

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

•  First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

•  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

13

Description of Portfolios (continued)

Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers, LLC. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2006, were valued at approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
T. Ritson Ferguson, CFA	Mr. Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience and has been managing the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA	Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995 and has been managing the Portfolio since January 2006.

Joseph T. Smith	Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

14

Description of Portfolios (continued)

ING GLOBAL RESOURCES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships ("MLPs"); restricted securities; American Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the Rules and Regulations thereunder.

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

15

Description of Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Commodities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Natural Resources Risk
OTC Investment Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

16

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's® 500 Composite Stock Price ("S&P 500®") Index, and the Goldman Sachs Natural Resources Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Goldman Sachs Natural Resources Index	[ ]%	[ ]%	[ ]%

(1)  ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(2)  On April 30, 2007, the Portfolio changed its principal investment strategies.

17

Description of Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Anthony Socci	Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Socci joined ING IM in 2004 as a Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 25 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.

James A. Vail	James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 31 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

18

Description of Portfolios (continued)

ING GLOBAL TECHNOLOGY PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies, whose primary business is the manufacturing of goods or provision of value-added services within or to the information technology industry, as well as to other related industries such as telecommunications services, media and certain other companies whose businesses may fit such a description. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio invests in securities of foreign issuers (including American Depositary Receipts "ADRs") in a number of different countries, including the United States. Opportunistic investments may be placed in companies in the biotechnology and medical devices industries if the Sub-Adviser believes a company has a promising product which can be brought to market profitability and with high barriers to competitive threat. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing differentiated products and market-leading technologies.

The Portfolio will invest in companies of all sizes, including small- and mid-capitalization companies, which tend to carry greater risk than larger capitalization companies. The Portfolio may also invest in securities convertible into or exercisable for stock (including preferred stocks, warrants and debentures), and certain options and financial futures contracts ("derivatives").

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Small-Capitalization Risk

19

Description of Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

20

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the NYSE Arca Tech 100 IndexSM and the NASDAQ Composite IndexSM. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite IndexSM is a broad-based capitalization-weighted index that measures all NASDAQ® domestic and international based common type stocks listed on The NASDAQ Stock Market®. Prior to August 7, 2006, the Portfolio compared its performance to the NASDAQ Composite IndexSM. The Portfolio changed the index to which it compares its performance because the S&P 500® Index and the NYSE Arca Tech 100 IndexSM are considered to be more appropriate comparisons. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)
NYSE Arca Tech 100 IndexSM	[ ]%	[ ]%	[ ]%(3)
NASDAQ Composite IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on May 1, 2001.

(2)  ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.

(3)  The index returns are for the period beginning May 1, 2001.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

21

Description of Portfolios (continued)

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Michael Pytosh	Mr. Pytosh, portfolio manager, has over 19 years of investment experience and joined ING IM in 2004. Mr. Pytosh has served as the Portfolio's portfolio manager since August of 2006. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC since 1996, where he started as a technology sector analyst and ultimately took on the role of the firm's president.

Kei Yamamoto, CFA	Ms. Yamamoto, portfolio manager, joined ING Investment Management in 2006 and is responsible for covering part of the technology sector including computer hardware and software, semi-conductors, storage and peripherals. Ms. Yamamoto has co-managed the Portfolio since April 2007. She joined ING from D.E. Shaw & Co. where she was a senior analyst and sector head for two years. Before that she was partner and co-portfolio manager at Mosaic Asset Management for four years. She previously held senior positions with J. & W. Seligman & Co. and Oppenheimer Funds & Co., Inc. Kei has 19 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

22

Description of Portfolios (continued)

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Portfolio may invest in derivative instruments, including futures. The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.

The Portfolio may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk
Market and Company Risk

23

Description of Portfolios (continued)

Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

24

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Morgan Stanley Capital International Europe, Australasia, Far East GrowthSM ("MSCI EAFE GrowthSM") Index and the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Growth Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Prior to August 1, 2006 the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI EAFE GrowthSM Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
MSCI EAFE GrowthSM Index	[ ]%	[ ]%	[ ]%(3)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on December 17, 2001.

(2)  On April 30, 2007, the Portfolio changed its name to ING International Growth Opportunities Portfolio from ING International Portfolo.

(3)  The index returns are for the period beginning January 1, 2002.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Uri Landesman	Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington Capital Management since 2001. Uri has over 21 years of experience and began his career at Sanford C. Bernstein & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of Portfolios (continued)

ING JANUS CONTRARIAN PORTFOLIO

Sub-Adviser

Janus Capital Management LLC ("Janus Capital")

Investment Objective

Capital appreciation.

Principal Investment Strategy

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk

26

Description of Portfolios (continued)

Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Special Situations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

27

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on October 2, 2000.

(2)  The index return is for the period beginning October 1, 2000.

More on the Sub-Adviser

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2006, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David C. Decker, CFA	Portfolio manager of the Portfolio since October 2000.

Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of Portfolios (continued)

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, ("1940 Act").

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

29

Description of Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

30

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
MSCI Emerging Markets IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 18, 1998.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Managers Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return is for the period beginning March 1, 1998.

More on the Sub-Adviser

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

31

Description of Portfolios (continued)

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Austin Forey	Primary portfolio manager and Managing Director of the Portfolio since [ ]. Austin Forey, has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary	Portfolio manager of the Portfolio since September 2005. Mr. el Ansary has been an employee at JPMorgan since 1999 and is a Global Emerging Markets portfolio manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA	Portfolio manager of the Portfolio since September 2005. Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

32

Description of Portfolios (continued)

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital growth over the long term. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-capitalization companies are companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company's shares.

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Porfolio's income or gain.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk

33

Description of Portfolios (continued)

Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

34

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 2000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002. On November 6, 2006, the Portfolio changed its name to ING JPMorgan Small Cap Core Equity Portfolio from ING JPMorgan Small Cap Equity Portfolio.

(3)  The index return is for the period beginning May 1, 2002.

More on the Sub-Adviser

JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Christopher T. Blum, CFA	Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent 2 years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Mr. Blum is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Dennis S. Ruhl, CFA	Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. Mr. Ruhl is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Glenn Gawronski, CFA	Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity Group and has 9 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

35

Description of Portfolios (continued)

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Long-term capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategy

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Style Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of

36

Description of Portfolios (continued)

the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

37

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio

Name	Position and Recent Business Experience
Bradford L. Frishberg, CFA	Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Mr. Frishberg is a CFA charterholder and has been managing the Portfolio since [ ].

Alan Gutmann	Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991-2000. Mr. Gutman has been managing the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of Portfolios (continued)

ING JULIUS BAER FOREIGN PORTFOLIO

Sub-Adviser

Julius Baer Investment Management LLC ("JBIM")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purpose and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

39

Description of Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

40

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Morgan Stanley All Country World ex-U.S. ("MSCI All Country World ex-U.S.") Index and the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Prior to April 30, 2007, the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI All Country World Index ex-U.S, is considered to be a more appropriate comparison. It is not possible to invest directly in the indicies.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI All Country World ex-U.S. Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2)  Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment, Inc.

(3)  The index returns are for the period beginning May 1, 2002.

41

Description of Portfolios (continued)

More on the Sub-Adviser

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2006, JBIM managed over $[ ] billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Rudolph-Riad Younes, CFA	Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993. Mr. Younes has managed the Portfolio since [ ].

Richard Pell	Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995. Mr. Pell has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

42

Description of Portfolios (continued)

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

Sub-Adviser

ClearBridge Advisors, LLC ("ClearBridge")

Investment Objective

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under-priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:

•  Low market valuations measured by its valuation models; and

•  Positive changes in earnings prospects because of factors such as:

  *  New, improved or unique products and services;
  *  New or rapidly expanding markets for the company's products;
  *  New management;
  *  Changes in the economic, financial, regulatory or political environment particularly affecting the company;
  *  Effective research, product development and marketing; and
  *  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

43

Description of Portfolios (continued)

Pending Merger

On January 10, 2007, the Board approved a proposal to reorganize the Portfolio into ING Janus Contrarian Portfolio, if shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger you will hold shares of ING Janus Contrarian Portfolio. For more information regarding ING Janus Contrarian Portfolio, please see the section entitled "Description of the Portfolios – ING Janus Contrarian Portfolio" in this Prospectus or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be

44

Description of Portfolios (continued)

lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 1, 2000.

(2)  On December 1, 2006, the Sub-Adviser changed from Salomon Brothers Asset Management Inc. a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge, also a wholly-owned subsidiary of Legg Mason, Inc. Performance prior to December 1, 2006 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return is for the period beginning February 1, 2000.

45

Description of Portfolios (continued)

More on the Sub-Adviser

ClearBridge, is a recently-organized investment adviser that has been formed to succeed the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005. As of December 31, 2006, ClearBridge managed $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John G. Goode	Managing Director, ClearBridge.

Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969, and has managed the Portfolio since [ ].

Peter J. Hable	Managing Director, ClearBridge.

Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983, and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

46

Description of Portfolios (continued)

ING LEGG MASON VALUE PORTFOLIO

Sub-Adviser

Legg Mason Capital Management, Inc. ("Legg Mason")

Investment Objective

Long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategy

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

47

Description of Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

48

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of aproximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on October 2, 2000.

(2)  Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The index return is for the period beginning October 1, 2000.

49

Description of Portfolios (continued)

More on the Sub-Adviser

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2006, Legg Mason managed over $[ ] billion in assets.

Name	Position and Recent Business Experience
Bill Miller – CIO	Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO"). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay	Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has managed the Portfolio since May 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

50

Description of Portfolios (continued)

ING LIMITED MATURITY BOND PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

•  Active Duration Management. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

•  Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

•  Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

•  Security Selection. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+,
A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

51

Description of Portfolios (continued)

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Credit Derivatives Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

52

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.

Average Annual Returns

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Lehman Brothers 1-3 Year Government/Credit Bond Index	[ ]%	[ ]%	[ ]%

More on the Sub-Adviser

ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

53

Description of Portfolios (continued)

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM's investment management operations since 1996, and has managed the Portfolio since [Mo yr]. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

54

Description of Portfolios (continued)

ING LIQUID ASSETS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

High level of current income consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

•  First, a formal list of high-quality issuers is actively maintained;

•  Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

•  Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

•  Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

55

Description of Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Sector Risk
U.S. Government Securities and Obligations Risk

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

56

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.

Average Annual Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
iMoneyNet First Tier
Retail Index	[ ]%	[ ]%	[ ]%

For the Portfolio's Class S shares' 7 day yield and current 7 day effective yield please call the Portfolio at (800)-366-0066.

57

Description of Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. Since January 1998 ING IM also serves as an investment adviser to the other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for day-to-day the management of the Portfolio:

Name	Position and Recent Business Experience
David S. Yealy	Mr. Yealy joined ING IM in November 2004 and has over 20 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management where he was employed since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

58

Description of Portfolios (continued)

ING MARSICO GROWTH PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the Portfolio also may typically include companies with more aggressive characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

59

Description of Portfolios (continued)

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

60

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the S&P 500® Index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index return is for the period beginning August 1, 1998.

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

61

Description of Portfolios (continued)

The following individual is responsible for day-to-day the management of the Portfolio:

Name	Position and Recent Business Experience
Thomas F. Marsico	Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

62

Description of Portfolios (continued)

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments including American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

63

Description of Portfolios (continued)

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Debt Securities Risk
Depositary Reciepts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Price Volatility Risk
Restricted or Illiquid Securities Risk
Sector Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

64

Description of Portfolios (continued)

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 2, 2005.

(2)  The index return is for the period beginning May 1, 2005.

65

Description of Portfolios (continued)

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James G. Gendelman	Mr. Gendelman is the portfolio manager of the Portfolio and has managed the Portfolio since April 2005. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

66

Description of Portfolios (continued)

ING MFS TOTAL RETURN PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

Principal Investment Strategies

The Sub-Adviser invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40%, and 75% of the Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest the Portfolio's assets in foreign securities.

The Sub-Adviser focuses on investing the Portfolio's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

The Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.

The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, price, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities:  U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

67

Description of Portfolios (continued)

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors, and collars.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Investment Model Risk

68

Description of Portfolios (continued)

Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Securities Lending Risk
Sovereign Debt Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

69

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and the 60% S&P 500® and 40% LBAB ("Composite") Index. The S&P 500® Index is an unmanaged index that measures the performances of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)
LBAB Index	[ ]%	[ ]%	[ ]%(2)
Composite Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  The index returns are for the period beginning August 1, 1998.

More on the Sub-Adviser

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brooks Taylor	Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since (MO) 2004.

Kenneth J. Enright	Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since (MO) 1999.

Steven R. Gorham	Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since (MO) 2003.

Nevin P. Chitkara	Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since May 2006.

Michael W. Roberge	Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since (MO) 2002.

70

Description of Portfolios (continued)

Name	Position and Recent Business Experience
William P. Douglas	Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 16 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLC. Mr. Douglas has managed the Portfolio since (MO) 2004.

Alan T. Langsner	Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since (MO) 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA	Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the Portfolio since October 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

71

Description of Portfolios (continued)

ING MFS UTILITIES PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

To seek total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in securities of issuers in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser may invest the Portfolio's assets in debt instruments, including lower quality debt instruments, as well as equity securities.

The Sub-Adviser primarily invests the Portfolio's investments in investment grade debt instruments, but may also invest in lower quality debt instruments.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include earnings, price, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and princpal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as "high yield securities" or "junk bonds," are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the

72

Description of Portfolios (continued)

transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors and collars.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Portfolio Turnover Risk
Sector Risk
U.S. Government Securities and Obligations Risk
Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

73

Description of Portfolios (continued)

The bar chart below provides some indication at the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Utilities ("S&P 500® Utilities") Index. The S&P 500® Utilities Index measures the performance of the utilities sector. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
S&P 500® Utilities Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 2, 2005.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

74

Description of Portfolios (continued)

More on the Sub-Adviser

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio.

Name	Position and Recent Business Experience
Maura A. Shaughnessy	Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA	Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

75

Description of Portfolios (continued)

ING OPPENHEIMER MAIN STREET PORTFOLIO®

Sub-Adviser

OppenheimerFunds, Inc. ("OppenheimerFunds")

Investment Objective

Long-term growth of capital and future income.

Principal Investment Strategies

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•  Multi-Factor Quantitative Models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•  Fundamental Research: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•  Judgment: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

76

Description of Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

77

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The index return is for the period beginning August 1, 1998.

More on the Sub-Adviser

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $[ ] billion in assets as of December 31, 2006 including other Oppenheimer funds, with more than [ ] million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Nikolaos D. Monoyios, CFA	Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President of OppenheimerFunds since October 2003 and is formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Mr. Monoyios is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November, 2004.

Marc Reinganum	Dr. Reinganum is a Vice President of OppenheimerFunds since Sepetember 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Mr. Reinganum is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November, 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

78

Description of Portfolios (continued)

ING PIMCO CORE BOND PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies

The Portfolio is diversified and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame based upon the Sub-Adviser's forecast of interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

79

Description of Portfolios (continued)

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

80

Description of Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.
Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
LBAB Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  PIMCO has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the portfolio had a different sub-adviser and different principal investment strategies.

(3)  The index return is for the period beginning August 1, 1998.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

81

Description of Portfolios (continued)

The following individual is responsibile for day-to-day the management of the Portfolio:

Name	Position and Recent Business Experience
Pasi Hamalainen	Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has 13 years of investment experience. Mr. Hamalainen has managed the Portfolio since September 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

82

Description of Portfolios (continued)

ING PIMCO HIGH YIELD PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Seeks maximum total return, consistent with the preservation of capital and prudent investment management. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk

83

Description of Portfolios (continued)

Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's
Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

84

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Merrill Lynch U.S. High Yield, BB B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S shares	[ ]%	[ ]%(1)	N/A
Merrill Lynch U.S. High Yield Constrained Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for day-to-day the management of the Portfolio:

Name	Position and Recent Business Experience
Raymond G. Kennedy	Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that, he was a consultant for Anderson Consulting (now Accenture) in Los Angeles and London. He has 20 years of investment management experience. Mr. Kennedy has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

85

Description of Portfolios (continued)

ING PIONEER EQUITY INCOME PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. Generally, the Portfolio acquires debt securities that are investment grade, but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  Good prospects for dividend growth.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
High-Yield, Lower Grade Debt Securities
Inability to Sell Securities Risk

86

Description of Portfolios (continued)

Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, has managed the Portfolio since November 2006. Mr. Carey is a director of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager, has managed the Portfolio since November 2006. Mr. Hunnewell is a vice president of Pioneer. Prior to joining Pioneer in August 2001, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

87

Description of Portfolios (continued)

ING PIONEER FUND PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Reasonable income and capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a broad list of carefully selected, securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trust ("REITs"), depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% of its net assets in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Above average potential for earnings and revenue growth;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Value Investing Risk

88

Description of Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

89

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Carey has managed the Portfolio since April 2005.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. Mr. Hunnewell has managed the Portfolio since April 2005.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

90

Description of Portfolios (continued)

ING PIONEER MID CAP VALUE PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value® Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value® Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Value® Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depository receipts convertible debt, equity interests in real estate investment trusts ("REITs"), and shares of other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities.

The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales;

•  Turnaround potential for companies that have been through difficult periods;

•  Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

•  Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

91

Description of Portfolios (continued)

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Real Estate Investment Trust Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

92

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
Russell MidCap® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Timothy Horan	Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006. Mr. Horan joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright	Mr. Wright, portfolio manager and Senior Vice President, joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

93

Description of the Portfolios (continued)

ING STOCK INDEX PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks total return. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index or equity securities of companies that are representative of the S&P 500® Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500® Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500® Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500® Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500® Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500® Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500® Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500® Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500® Index, the Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P 500® Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

94

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class S shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of the Class S shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class I shares' performance has been adjusted to reflect the higher expenses of Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class I shares (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class I shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

95

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D.	The Portfolio has been managed by Omar Aguilar Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

96

Description of Portfolios (continued)

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

Sub-Adviser

ING Investment Management Advisors, B.V. ("IIMA")

Investment Objective

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® ("MSCI EAFE®") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE® Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Index Strategy Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk

97

Description of Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

98

Description of Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the MSCI EAFE® Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1) (For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on July 29, 2005.

(2)  The index return is for the period beginning August 1, 2005.

More on Sub-Adviser

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the management of the Portfolio:

Name	Position and Recent Business Experience
Carl Ghielen	Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 15 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen	Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July 2005. He joined IIMA or its affiliates in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

99

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses		Total Operating Expenses	Waivers, Reimbursements, and Recoupments	Net Operating Expenses
ING Disciplined Small Cap Value	0.55%	—	.25%	[ ]%(5)		[ ]%	—	[ ]%
ING EquitiesPlus	0.30%	—	.25%	[ ]%(5)		[ ]%	[ ]%(6)	[ ]%
ING Evergreen Health Sciences(2)	0.75%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Evergreen Omega(2)	0.60%	—	.25%	[ ]		[ ]%	—	[ ]%
ING Global Real Estate	0.80%	—	.25%	[ ]%(5)		[ ]%	[ ]%(6)	[ ]%
ING Global Resources(2)	0.65%	—	.25%	[ ]		[ ]%	—	[ ]%
ING Global Technology(2)	1.25%	—	.25%
ING International Growth Opportunities(2)	1.00%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Janus Contrarian(2)	0.79%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING JPMorgan Emerging Markets Equity(2)	1.25%	—	.25%	[ ]		[ ]%	—	[ ]%
ING JPMorgan Small Cap Core Equity(2)	0.89%	—	.25%	[ ]		[ ]%	[ ]%(4)	[ ]%(3)
ING JPMorgan Value Opportunities	0.40%	—	.25%	[ ]%(5)		[ ]%	—	[ ]%
ING Julius Baer Foreign(2)	0.92%	—	.25%	[ ]		[ ]%	—	[ ]%
ING Legg Mason Partners All Cap(2)	0.74%	—	.25%	[ ]%		[ ]%	—	[ ]%(3)
ING Legg Mason Value(2)	0.79%	—	.25%	[ ]		[ ]%	—	[ ]%
ING Limited Maturity Bond(2)	0.28%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Liquid Assets(2)	0.28%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Marsico Growth(2)	0.76%	—	.25%	[ ]		[ ]%	—	[ ]%(3)
ING Marsico International Opportunities	0.54%	—	.25%	[ ]%(5)		[ ]%	[ ]%(6)	[ ]%
ING MFS Total Return(2)	0.64%	—	.25%	[ ]		[ ]%	—	[ ]%
ING MFS Utilities	0.60%	—	.25%	[ ]%(5)		[ ]%	[ ]%(6)	[ ]%
ING Oppenheimer Main Street®(2)	0.63%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING PIMCO Core Bond(2)	0.59%	—	.25%	[ ]		[ ]%		[ ]%
ING PIMCO High Yield(2)	0.49%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Pioneer Equity Income	0.65%	—	.25%	0.20	%(5)	1.10%	(0.15)%	0.95%
ING Pioneer Fund(2)	0.74%	—	.25%	[ ]%		[ ]%	[ ]%(6)	[ ]%
ING Pioneer Mid Cap Value(2)	0.64%	—	.25%	[ ]%		[ ]%	—	[ ]%
ING Stock Index(2)	0.26%		.25%
ING VP Index Plus International Equity	0.45%		.25%	[ ]%(5)		[ ]%	[ ]%(6)	[ ]%

(1)  This table shows the estimated and operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for ING Pioneer Equity Income Portfolio are estimated for the current fiscal year as it had not commenced operations as of December 31, 2006. For ING Disciplined Small Cap Value, ING EquitiesPlus, and ING Global Real Estate Portfolios, which had not had a full calendar year of operations as of December 31, 2006, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL or ING Investments as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year.

(2)  The Management Agreement between the Trust and its manager, DSL provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through

100

Portfolio Fees and Expenses (continued)

the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3)  A portion of the brokerage commissions that ING JPMorgan Small Cap Core Equity, ING Legg Mason Partners All Cap and ING Marsico Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, and [ ]% and respectively. This arrangement may be discontinued at any time.

(4)  DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ] and [ ]%, respectively. These expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date. This agreement will only renew if DSL elects to renew it.

(5)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income, and ING VP Index Plus International Equity Portfolios, average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING Pioneer Equity Income Portfolio are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2006.

(6)  DSL and ING Investments, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. Pursuant to a side agreement, effective September 23, 2005, DSL has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example.  The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year			3 Years			5 Years			10 Years
ING Disciplined Small Cap Value	$	[	]	$	[	]	$	[	]	$	[	]
ING EquitiesPlus(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Evergreen Health Sciences	$	[	]	$	[	]	$	[	]	$	[	]
ING Evergreen Omega	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Real Estate(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Resources	$	[	]	$	[	]	$	[	]	$	[	]
ING Global Technology(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING International Growth Opportunities	$	[	]	$	[	]	$	[	]	$	[	]
ING Janus Contrarian	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Emerging Markets Equity	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Small Cap Core Equity	$	[	]	$	[	]	$	[	]	$	[	]
ING JPMorgan Value Opportunities	$	[	]	$	[	]	$	[	]	$	[	]
ING Julius Baer Foreign	$	[	]	$	[	]	$	[	]	$	[	]
ING Legg Mason Partners All Cap	$	[	]	$	[	]	$	[	]	$	[	]
ING Legg Mason Value	$	[	]	$	[	]	$	[	]	$	[	]
ING Limited Maturity Bond	$	[	]	$	[	]	$	[	]	$	[	]
ING Liquid Assets	$	[	]	$	[	]	$	[	]	$	[	]
ING Marsico Growth	$	[	]	$	[	]	$	[	]	$	[	]
ING Marsico International Opportunities(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING MFS Total Return	$	[	]	$	[	]	$	[	]	$	[	]
ING MFS Utilities(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Oppenheimer Main Street®	$	[	]	$	[	]	$	[	]	$	[	]
ING PIMCO Core Bond	$	[	]	$	[	]	$	[	]	$	[	]
ING PIMCO High Yield	$	[	]	$	[	]	$	[	]	$	[	]
ING Pioneer Equity Income(1)		$97			$335
ING Pioneer Fund(1)	$	[	]	$	[	]	$	[	]	$	[	]
ING Pioneer Mid Cap Value	$	[	]	$	[	]	$	[	]	$	[	]
ING Stock Index
ING VP Index Plus International Equity(1)	$	[	]	$	[	]	$	[	]	$	[	]

(1)  The Example numbers reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example numbers reflect the expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

101

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Commodities Risk.  Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligation or goes bankrupt.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivative Risk.  Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

102

Summary of Principal Risks (continued)

Debt Securities Risk.  The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk.  Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk.  A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the

103

Summary of Principal Risks (continued)

companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Healthcare Sector Risk. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation

104

Summary of Principal Risks (continued)

between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a

105

Summary of Principal Risks (continued)

poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural

106

Summary of Principal Risks (continued)

resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow

107

Summary of Principal Risks (continued)

geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market,, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Short Sales Risk. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not

108

Summary of Principal Risks (continued)

succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Utilities Industry Risk. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

109

More Information

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer

110

More Information (continued)

agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL and ING Investments for their services. Out of this management fee, DSL and ING Investments in turn pay the Sub-Advisers their respective sub-advisory fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"), to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows ING Funds Distributor, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things,

111

More Information (continued)

providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Agreement, the Portfolios' Advisers or Distributor (collectively, "ING"), out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the cost incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict.

112

More Information (continued)

If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan

113

More Information (continued)

documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

114

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

115

Management of the Portfolios

Advisers

DSL, a Delaware limited liability company, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSL and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSL and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2006, ING Investments had approximately $[ ] billion in registered investment company assets.

DSL and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSL and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSL and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSL and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSL and ING Investments also recommend the appointment of additional replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL and ING Investments received exemptive relief from the SEC permiting DSL and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Disciplined Small Cap Value	%
ING EquitiesPlus	%
ING Evergreen Health Sciences	%
ING Evergreen Omega	%
ING Global Real Estate	%
ING Global Resources	%
ING Global Technology	1.25%
ING International Growth Opportunities	%

116

Management of the Portfolios (continued)

Portfolio	Advisory Fee (as a % of average daily net assets)
ING Janus Contrarian	%
ING JPMorgan Emerging Markets Equity	%
ING JPMorgan Small Cap Core Equity	%
ING JPMorgan Value Opportunities	%
ING Julius Baer Foreign	%
ING Legg Mason Partners All Cap	%
ING Legg Mason Value	%
ING Limited Maturity Bond	%
ING Liquid Assets	%
ING Marsico Growth	%
ING Marsico International Opportunities	%
ING MFS Total Return	%
ING MFS Utilities	%
ING Oppenheimer Main Street®	%
ING PIMCO Core Bond	%
ING PIMCO High Yield	%
ING Pioneer Equity Income(1)	0.65%
ING Pioneer Fund	%
ING Pioneer Mid Cap Value	%
ING Stock Index
ING VP Index Plus International Equity	%

(1)  Because the Portfolio had not commenced operations as of December 31, 2006 the amount shown is the annual advisory fee to be paid for the current fiscal year.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

117

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

118

Performance of Similarly Managed Mutual Funds

ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio®, ING PIMCO High Yield Portfolio, ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Evergreen Health Care Fund – Class A (EHABX )	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%(3)
S&P 1500 Supercomposite Healthcare Sector Index.	[ ]%	[ ]%	[ ]%	[ ]%(3)
Evergreen Omega Fund – Class A (EKOAX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%
ING Global Real Estate Fund – Class A (IGLAX)	[ ]%	[ ]%	[ ]	[ ]%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index	[ ]%	[ ]%	[ ]%	[ ]%(5)

119

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
ING Index Plus International Equity Fund – Class A (IFIAX)	[ ]	[ ]	[ ]	[ ]%(6)
(Comparable to ING VP Index Plus
International Equity Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(7)
JPMorgan Emerging Markets Fund – Class A (JFAMX)	[ ]%	[ ]%	[ ]	[ ]%(8)
(Comparable to ING JPMorgan
Emerging Markets Equity Portfolio)
MSCI Emerging Market IndexSM	[ ]%	[ ]%	[ ]%	[ ]%(9)
JPMorgan Value Opportunities Fund – Class A (JVOAX)	[ ]%	[ ]%	[ ]	[ ]%(10)
(Comparable to ING JPMorgan Value
Opportunities Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)
Julius Baer International Equity Fund – Class A (BJBIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%
Legg Mason Value Fund – Class I (LMNVX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Marsico International Opportunities Fund (MIOFX)	[ ]%	[ ]%	[ ]%	[ ]%(12)
(Comparable to ING Marsico International
Opportunities Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(13)
MFS Utilities Fund – Class A (MMUFX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index	[ ]%	[ ]%	[ ]%	[ ]%
Oppenheimer Main Street Fund – Class A (MSIGX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Oppenheimer
Main Street Portfolio®)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield Fund – Class A (PHDAX)	[ ]%	[ ]%	[ ]%	[ ]%(14)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated
Constrained Index .	[ ]%	[ ]%	[ ]%	[ ](15)
Merrill Lynch U.S. High Yield BB-B Rated Index	[ ]%	[ ]%	[ ]%	[ ](15)
Pioneer Equity Income Fund – Class A (PEQIX)	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Equity Income Portfolio VCT I	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio) Russell 1000 Value Index	[ ]%	[ ]%	[ ]%	[ ]%

120

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Pioneer Fund – Class A (PIODX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Fund Portfolio) S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Mid Cap Value Fund – Class A (PCGRX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Mid Cap Value Portfolio) Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500® Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000® Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2)  Fund commenced operations on December 22, 1999.

(3)  Index return is for period beginning January 1, 2000.

(4)  Fund commenced operations on November 5, 2001.

(5)  Index return is for period beginning November 1, 2001.

(6)  Fund commenced operations on December 21, 2005

(7)  Index return is for period beginning January 1, 2006.

(8)  Fund commenced operations on September 28, 2001.

(9)  Index return is for period beginning October 1, 2001.

(10)  Fund commenced operations on December 31, 2001.

(11)  Index return is for period beginning January 1, 2002.

(12)  Fund commenced operations on June 30, 2000.

(13)  Index return is for period beginning July 1, 2000.

(14)  Fund commenced operations on January 13, 1997.

(15)  Index return is for period beginning January 1, 1997.

121

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include changes and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Class S shares of ING Disciplined Small Cap Value Portfolio and ING Stock Index Portfolio had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), financial highlights are presented for Class I shares of the Portfolios.

Because ING Pioneer Equity Income Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end), audited financial highlights are not available.

ING Disciplined Small Cap Value Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

122

Financial Highlights (continued)

ING EquitiesPlus Portfolio

Class S
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.01.

ING Evergreen Health Sciences Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00		10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.00	*	(0.01)
Net realized and unrealized gain on investments	$	1.04		0.01
Total from investment operations	$	1.04		—
Less distributions from:
Net investment income	$	0.00	*	—
Net realized gains on investments	$	0.35		—
Total distributions	$	0.35		—
Net asset value, end of period	$	10.69		10.00
Total Return(2)%		10.41		0.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	166,655		31,957
Ratios to average net assets:
Expenses(3)%		1.01		1.00
Net investment income (loss)(3)%		(0.04)		(0.27)
Portfolio turnover rate	%	118		88

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.01.

123

Financial Highlights (continued)

ING Evergreen Omega Portfolio

	Class S
	Year Ended December 31,		May 3, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.54	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.07)	0.03
Net realized and unrealized gain on investments	$	0.44	0.56
Total from investment operations	$	0.42	0.59
Less distributions from:
Net investment income	$	—	0.05
Total distributions	$	—	0.05
Net asset value, end of period	$	10.96	10.54
Total Return(2)%		3.98	5.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	3,096	5,670
Ratios to average net assets:
Expenses(3)%		0.85	0.85
Net investment income (loss)(3)%		(0.23)	0.28
Portfolio turnover rate	%	140	87

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

ING Global Real Estate Portfolio

Class S
January 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

124

Financial Highlights (continued)

ING Global Resources Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004(1)	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	15.71	14.89	9.81	9.79
Income (loss) from investment operations:
Net investment income	$	0.13	0.20	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	$	5.55	0.75	4.96	(0.08)
Total from investment operations	$	5.68	0.95	5.12	0.08
Less distributions from:
Net investment income	$	0.14	0.13	(0.04)	(0.06)
Net realized gains on investments	$	0.90	—	—	—
Total distributions	$	1.04	0.13	(0.04)	(0.06)
Net asset value, end of period	$	20.35	15.71	14.89	9.81
Total Return(1)%		37.73	6.42	52.22	0.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	379,936	190,176	144,294	69,313
Ratio to average net assets:
Expenses	%	0.90	0.91	0.94	0.94
Net investment income	%	1.01	1.69	2.52	1.50
Portfolio turnover rate	%	334	176	117	187

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Global Technology Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	7.48	6.71	4.76	7.69
Income (loss) from investment operations:
Net investment loss	$	(0.06)	(0.04)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	$	0.18	0.81	2.01	(2.83)
Total from investment operations	$	0.12	0.77	1.95	(2.93)
Less distributions from:
Net realized gains on investments	$	0.38	—	—	—
Total distributions	$	0.38	—	—	—
Net asset value, end of period	$	7.22	7.48	6.71	4.76
Total Return(2)%		1.91	11.48	40.97	(38.10)

Ratios and Supplemental Data:

Net assets, end of period (000's)	$	73,435	68,172	53,825	15,199
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%		1.40	1.61	1.85	1.86
Gross expenses prior to reimbursement of unified fee	%	1.61	1.61	1.85	1.86
Net investment loss(3)%		(1.02)	(0.60)	(1.64)	(1.79)
Portfolio turnover rate	%	76	64	30	42

(1)   Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)   Annualized for periods less than one year.

125

Financial Highlights (continued)

ING International Growth Opportunities Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.27	8.88	6.89	8.29
Income (loss) from investment operations:
Net investment income (loss)	$	0.14	0.12	0.09	0.06 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.82	1.36	1.92	(1.40)
Total from investment operations	$	0.96	1.48	2.01	(1.34)
Less distributions from:
Net investment income	$	0.25	0.09	0.02	0.04
Net realized gains on investments	$	0.52	—	—	0.02
Total distributions	$	0.77	0.09	0.02	0.06
Net asset value, end of period	$	10.46	10.27	8.88	6.89
Total Return(2)%		10.50	16.71	29.17	(16.15)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	179,170	201,115	184,662	139,789
Ratios to average net assets:
Expenses(3)%		1.26	1.26	1.26	1.26
Net investment income (loss) (3)%		1.29	1.19	1.19	0.69
Portfolio turnover rate	%	123	87	116	115

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Janus Contrarian Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.01		9.40	6.25	8.44
Income (loss) from investment operations:
Net investment income (loss)	$	0.04	*	0.01	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.68		1.60	3.18	(2.16)
Total from investment operations	$	1.72		1.61	3.15	(2.19)
Less distributions from:
Net investment income	$	0.01		—	—	—
Total distributions	$	0.01		—	—	—
Net asset value, end of period	$	12.72		11.01	9.40	6.25
Total Return(1)%		15.61		17.13	50.40	(25.95)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	81,925		65,770	53,873	21,815
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%		1.05		1.05	1.08	1.07
Gross expenses prior to brokerage commission recapture(3)%		1.05		1.06	1.11	1.11
Net income (loss)(2)%		0.34		0.14	(0.50)	(0.42)
Portfolio turnover rate	%	47		33	43	54

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

126

Financial Highlights (continued)

ING JPMorgan Emerging Markets Equity Portfolio

	Class S
	Year Ended December 31,
	2006	2005(1)		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.89		9.28	6.34	7.10
Income (loss) from investment operations:
Net investment income (loss)	$	0.11	*	0.05	0.06	0.02 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	3.68		1.60	2.90	(0.78)
Total from investment operations	$	3.79		1.65	2.96	(0.76)
Less distributions from:
Net investment income	$	0.01		0.04	0.02	—
Net realized gains on investments	$	—		—	—	—
Total distributions	$	0.01		0.04	0.02	—
Net asset value, end of period	$	14.67		10.89	9.28	6.34
Total Return(2)%		34.82		17.76	46.62	(10.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	366,350		156,615	113,494	62,732
Ratios to average net assets:
Net expenses after expense waiver	%	1.50		1.54	1.77	1.76
Gross expenses prior to expense waiver	%	1.50		1.54	1.77	1.76
Net investment income	%	0.90		0.62	1.06	0.25
Portfolio turnover rate	%	85		166	95	166

(1)  Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMorgan Small Cap Core Equity Portfolio

	Class S
	Year Ended December 31,					May 1, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	13.37		10.63	7.92	10.00
Income (loss) from investment operations:
Net investment loss	$	0.02	*	(0.02)	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments	$	0.43		2.77	2.74	(2.05)
Total from investment operations	$	0.45		2.75	2.71	(2.08)
Less distributions from:
Net realized gains on investments	$	1.31		0.01	—	—
Total distributions	$	1.31		0.01	—	—
Net asset value, end of period	$	12.51		13.37	10.63	7.92
Total Return(2)%		3.69		25.91	34.22	(20.80)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	180,454		158,732	65,648	13,458
Ratios to average net assets:
Net expenses after reimbursement of unified fee and
brokerage commission recapture(3)%		1.13		1.15	1.14	1.13
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture(3)%		1.14		1.15	1.15	1.15
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee(3)%		1.14		1.15	1.15	1.15
Net investment income (loss)(3)%		0.14		(0.30)	(0.56)	(0.48)
Portfolio turnover rate	%	57		147	35	15

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

127

Financial Highlights (continued)

ING JPMorgan Value Opportunities Portfolio

	Class S
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.11	*
Net realized and unrealized gain on investments	$	0.63
Total from investment operations	$	0.74
Net asset value, end of period	$	10.74
Total Return(2)%		7.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	169,410
Ratios to average net assets:
Net expenses after expense waiver/reimbursement of expenses(3)%		0.78
Gross expenses prior to expense reimbursement of expenses(3)%		0.78
Net investment income(3)%		1.53
Portfolio turnover rate	%	48

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING Julius Baer Foreign Portfolio

	Class S
	Year Ended December 31,					May 1, 2002(2) to December 31,
	2006	2005		2004	2003(1)	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.22		10.42	8.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.10	*	0.05	0.04	0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.77		1.83	2.52	(1.74)
Total from investment operations	$	1.87		1.88	2.56	(1.70)
Less distributions from:
Net investment income	$	0.01		0.01	0.07	0.02
Net realized gains on investments	$	1.02		0.07	0.35	—
Total distributions	$	1.03		0.08	0.42	0.02
Net asset value, end of period	$	13.06		12.22	10.42	8.28
Total Return(3)%		15.35		18.03	31.06	(16.97)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	811,202		379,495	37,205	9,147
Ratios to average net assets:
Expenses(4)%		1.17		1.21	1.25	1.25
Net investment income(4)%		0.76		0.39	0.69	0.57
Portfolio turnover rate	%	92		104	183	23

(1)  Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Commencement of operations.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

128

Financial Highlights (continued)

ING Legg Mason Partners All Cap Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.79		11.88	8.56	11.53
Income (loss) from investment operations:
Net investment income	$	0.09	*	0.05	0.03	0.03 *
Net realized and unrealized gain (loss) on investments	$	0.48		0.88	3.30	(2.98)
Total from investment operations	$	0.57		0.93	3.33	(2.95)
Less distributions from:
Net investment income	$	0.06		0.02	0.01	0.02
Net realized gain on investments	$	—		—	—	—
Total distributions	$	0.06		0.02	0.01	0.02
Net asset value, end of period	$	13.30		12.79	11.88	8.56
Total Return(1)%		4.52		7.85	38.85	(25.57)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	376,242		515,344	429,843	252,792
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.98		0.97	0.98	1.01
Gross expenses prior to brokerage commission recapture	%	1.00		1.00	1.00	1.01
Net investment income	%	0.68		0.44	0.30	0.32
Portfolio turnover rate	%	37		32	21	139

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Legg Mason Value Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.03		8.82	7.20		8.97
Income (loss) from investment operations:
Net investment income	$	(0.02	)*	(0.01)	0.02		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.62		1.23	1.60		(1.78)
Total from investment operations	$	0.60		1.22	1.62		(1.74)
Less distributions from:
Net investment income	$	—		0.01	0.00	**	0.03
Net realized gains on investments	$	0.02		—	—		—
Total distributions	$	0.02		0.01	0.00	**	0.03
Net asset value, end of period	$	10.61		10.03	8.82		7.20
Total Return(1)%		5.99		13.87	22.53		(19.41)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	546,328		324,740	223,701		130,480
Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%		1.04		1.06	1.09		1.08
Gross expenses prior to brokerage commission recapture(2)%		1.04		1.06	1.10		1.11
Net investment income (loss)(2)%		(0.20)		(0.07)	0.32		0.49
Portfolio turnover rate	%	11		95	38		50

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

129

Financial Highlights (continued)

ING Limited Maturity Bond Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004(1)		2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	11.10		11.65		11.44	11.02
Income (loss) from investment operations:
Net investment income	$	0.37	*	0.65	*	0.43	0.46 *
Net realized and unrealized gain (loss) on investments	$	(0.19)		(0.49)		(0.10)	0.34
Total from investment operations	$	0.18		0.16		0.33	0.80
Less distributions from:
Net investment income	$	0.53		0.61		(0.09)	(0.33)
Net realized and gains on investments	$	0.03		0.10		(0.03)	(0.05)
Total distributions	$	0.56		0.71		(0.12)	(0.38)
Net asset value end of period	$	10.72		11.10		11.65	11.44
Total Return(2)%		1.63		1.38		2.84	7.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	300,275		393,161		572,056	611,262
Ratios to average net assets:
Expenses	%	0.54		0.53		0.53	0.53
Net investment income	%	3.44		3.35		3.26	4.03
Portfolio turnover rate	%	219		197		91	169

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Liquid Assets Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$	0.028		0.009		0.007		0.014	*
Net realized and unrealized gain (loss) on investments	$	(0.000	)**	(0.000	)*	(0.000	)**	—
Total from investment operations	$	0.028		0.009		0.007		0.014
Less distributions from:
Net investment income	$	0.028		0.009		0.007	(1)	0.014
Total distributions	$	0.028		0.009		0.007		0.014
Net asset value, end of period	$	1.00		1.00		1.00		1.00
Total Return(1)%		2.78		0.92		0.75		1.43
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	676,630		675,387		772,725		1,091,743
Ratios to average net assets:
Expenses	%	0.54		0.54		0.53		0.53
Net investment income	%	2.75		0.91		0.75		1.42

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Amount is less than $0.001.
**  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

130

Financial Highlights (continued)

ING Marsico Growth Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	14.51		12.90	9.72	13.80
Income (loss) from investment operations:
Net investment income (loss)	$	0.00	*	0.01	(0.02)	(0.02)**
Net realized and unrealized gain (loss) on investments and
foreign currencies	$	1.29		1.60	3.20	(4.06)
Total from investment operations	$	1.29		1.61	3.18	(4.08)
Net asset value, end of period	$	15.80		14.51	12.90	9.72
Total Return(2)%		8.89		12.48	32.72	(29.57)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	886,962		882,416	845,269	616,225
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.99		1.00	1.02	0.97
Net expenses after reimbursement of unified fees and
prior to brokerage commission recapture	%	1.01		1.03	1.04	1.04
Gross expenses prior to brokerage commission recapture	%	1.01		1.03	1.04	1.04
Net investment income (loss)%		(0.02)		0.04	(0.17)	(0.15)
Portfolio turnover rate	%	72		72	82	186

(1)  Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Amount is less than $0.005.
**  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Marsico International Opportunities Portfolio

	Class S
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.02	*
Net realized and unrealized gain on investments	$	2.51
Total from investment operations	$	2.53
Less distributions from:
Net investment income	$	0.01
Net realized gains on investments	$	0.16
Total distributions	$	0.17
Net asset value, end of period	$	12.36
Total Return(2)%		25.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	150,499
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.93
Gross expenses prior to expense reimbursement(3)%		1.02
Net investment income(3)(4)%		0.22
Portfolio turnover rate	%	73

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

131

Financial Highlights (continued)

ING MFS Total Return Portfolio

	Class S
	Year Ended December 31,
	2006		2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$		18.78		17.21		14.81		15.98
Income (loss) from investment operations:
Net investment income	$		0.43	*	0.41	*	0.37	*	0.44 *
Net realized and unrealized gain (loss) on investments and foreign currencies		$	0.10		1.50		2.11		(1.25)
Total from investment operations	$		0.53		1.91		2.48		(0.81)
Less distributions from:
Net investment income	$		0.42		0.34		0.08		0.34
Net realized gains on investments	$		0.66		—		—		0.02
Total distributions	$		1.08		0.34		0.08		0.36
Net asset value, end of period	$		18.23		18.78		17.21		14.81
Total Return(1)%			2.90		11.12		16.75		(5.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$		1,465,066		1,483,814		1,326,168		1,026,503
Ratios to average net assets:
Net expenses after brokerage commission recapture and
reimbursement of unified fees	%		0.89		0.88		0.89		0.89
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture		%	0.89		0.89		0.90		0.90
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees		%	0.89		0.89		0.90		0.90
Net investment income	%		2.32		2.42		2.41		2.82
Portfolio turnover rate	%		51		66		57		81

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS Utilities Portfolio

	Class S
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.07
Income from investment operations:
Net investment income	$	0.10	*
Net realized and unrealized gain on investments	$	1.34
Total from investment operations	$	1.44
Less distributions from:
Net investment income	$	0.08
Net realized gains on investments	$	0.23
Total distributions	$	0.31
Net asset value, end of period	$	11.20
Total Return(2)%		14.25
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	168,701
Ratios to average net assets:
Net expenses after expense reimbursement(3)%		1.05
Gross expenses prior to expense reimbursement	%	1.07
Net investment income(3)%		1.31
Portfolio turnover rate	%	152

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

132

Financial Highlights (continued)

ING Oppenheimer Main Street Portfolio®

	Class S
	Year Ended December 31,
	2006		2005		2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$		16.65		14.87	11.96	16.00
Income (loss) from investment operations:
Net investment income	$		0.17	*	0.16	0.11	0.07 *
Net realized and unrealized gain (loss) on investments and
foreign currencies	$		0.78		1.75	2.83	(4.05)
Total from investment operations	$		0.95		1.91	2.94	(3.98)
Less distributions from:
Net investment income	$		0.16		0.13	0.03	0.06
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.16		0.13	0.03	0.06
Net asset value, end of period	$		17.44		16.65	14.87	11.96
Total Return(1)%			5.73		12.88	24.57	(24.87)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$		559,041		624,376	644,823	563,470
Ratios to average net assets:
Net expenses after brokerage commission recapture and
reimbursement of unified fees	%		0.89		0.86	0.84	0.84
Net expenses after reimbursement of unified fees and prior to
brokerage commission recapture	%		0.89		0.88	0.84	0.84
Gross expenses prior to brokerage commission recapture and reimbursement of unified fees		%	0.89		0.89	0.90	0.90
Net investment income	%		1.01		0.87	0.86	0.57
Portfolio turnover rate	%		80		175	130	109

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO Core Bond Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$	10.92		10.72		10.39	9.79
Income (loss) from investment operations:
Net investment income	$	0.35	*	0.35	*	0.41	0.36	*
Net realized and unrealized gain (loss) on investments,
foreign currencies, futures, options and swaps	$	(0.08)		0.16		0.10	0.48
Total from investment operations	$	0.27		0.51		0.51	0.84
Less distributions from:
Net investment income	$	0.38		0.29		0.05	0.16
Net realized gain on investments	$	0.10		0.02		0.13	0.08
Total distributions	$	0.48		0.31		0.18	0.24
Net asset value, end of period	$	10.71		10.92		10.72	10.39
Total Return(1)%		2.46		4.78		4.84	8.68
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	1,059,548		744,258		525,001	437,548
Ratios to average net assets:
Expenses	%	0.84		0.86		0.87	0.93
Net investment income	%	3.23		3.21		3.55	3.56
Portfolio turnover rate	%	760		279		402	605

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

133

Financial Highlights (continued)

ING PIMCO High Yield Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.50		10.00
Income (loss) from investment operations:
Net investment income	$	0.67	*	0.42
Net realized and unrealized gain (loss) on investments	$	(0.24)		0.48
Total from investment operations	$	0.43		0.90
Less distributions from:
Net investment income	$	0.70		0.40
Net realized gains on investments	$	0.02		—
Total distributions	$	0.72		0.40
Net asset value, end of period	$	10.21		10.50
Total Return(2)%		4.33		9.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	721,985		697,885
Ratios to average net assets:
Expenses(3)%		0.75		0.74
Net investment income(3)%		6.53		6.19
Portfolio turnover rate	%	102		50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Pioneer Fund Portfolio

	Class S
	Year Ended December 31, 2006	May 3, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.17
Income from investment operations:
Net investment income	$	0.09	*
Net realized and unrealized gain on investments	$	0.82
Total from investment operations	$	0.91
Less distributions from:
Net investment income	$	0.04
Net realized gains on investments	$	0.00	**
Total distributions	$	0.04
Net asset value, end of period	$	11.04
Total Return(2)%		8.99	†
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	82,505
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.96
Gross expenses prior to expense reimbursement(3)%		1.00
Net investment income(3)(4)%		1.27
Portfolio turnover rate	%	39

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.005.
†  In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class S, and excluding this item, total return would have been 8.97%.

134

Financial Highlights (continued)

ING Pioneer Mid Cap Value Portfolio

	Class S
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.01
Income from investment operations:
Net investment income	$	0.02
Net realized and unrealized gain on investments	$	0.97
Total from investment operations	$	0.99
Net asset value, end of period	$	11.00
Total Return(2)%		9.89
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	671,732
Ratios to average net assets:
Expenses(3)%		0.92
Net investment income(3)%		0.62
Portfolio turnover rate	%	50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING Stock Index Portfolio

	Class I
	Year Ended December 31,		May 3, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.90	10.00
Income from investment operations:
Net investment income	$	0.19	0.11
Net realized and unrealized gain on investments	$	0.31	0.94
Total from investment operations	$	0.50	1.05
Less distributions from:
Net investment income	$	—	0.12
Net realized gain on investments	$	—	0.03
Total distributions	$	—	0.15
Net asset value, end of period	$	11.40	10.90
Total Return(2)%		4.59	10.52
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	388,184	378,706
Ratios to average net assets:
Expenses(3)%		0.28	0.27
Net investment income(3)%		1.68	2.14
Portfolio turnover rate	%	6	8

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

135

Financial Highlights (continued)

ING VP Index Plus International Equity Portfolio

	Class S
	Year Ended December 31, 2006	July 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.04
Net realized and unrealized gain on investments	$	1.00
Total from investment operations	$	1.04
Less distributions from:
Net investment income	$	0.04
Net realized gains on investments	$	0.19
Total distributions	$	0.23
Net asset value, end of period	$	10.81
Total Return(2)%		10.34
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	27,276
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.80
Gross expenses prior to expense reimbursement(3)%		1.04
Net investment income(3)(4)%		0.99
Portfolio turnover rate	%	77

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years of being incurred.

136

(This page intentionally left blank.)

(This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

Balanced Funds

ING Franklin Income Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING UBS U.S. Allocation Portfolio

Bond Fund

ING BlackRock Inflation Protected Bond Portfolio

International/Global Funds

ING Templeton Global Growth Portfolio

ING Van Kampen Global Franchise Portfolio

Stock Funds

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Large Cap Growth Portfolio
  (formerly, ING Mercury Large Cap Growth Portfolio)

ING BlackRock Large Cap Value Portfolio
  (formerly, ING Mercury Large Cap Value Portfolio)

ING Capital Guardian Small/Mid Cap Portfolio

ING Capital Guardian U.S. Equities Portfolio

ING FMRSM Diversified Mid Cap Portfolio

ING FMRSM Equity Income Portfolio

ING FMRSM Large Cap Growth Portfolio
  (formerly, ING FMRSM Earnings Growth Portfolio)

ING FMRSM Mid Cap Growth Portfolio
  (formerly, ING MFS Mid Cap Growth Portfolio)

ING FMRSM Small Cap Equity Portfolio

ING Franklin Mutual Shares Portfolio

ING Lord Abbett Affiliated Portfolio

ING T. Rowe Price Equity Income Portfolio

ING Van Kampen Capital Growth Portfolio
  (formerly, ING Van Kampen Equity Growth Portfolio)

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING Wells Fargo Disciplined Value Portfolio
  (formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

NOT ALL PORTFOLIOS MAY BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Adviser

Directed Services, LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING AllianceBernstein Mid Cap Growth Portfolio – AllianceBernstein L.P.

ING BlackRock Inflation Protected Bond Portfolio – BlackRock Financial Management, Inc.

ING BlackRock Large Cap Growth Portfolio – BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio – BlackRock Investment Management, LLC

ING Capital Guardian Small/Mid Cap Portfolio – Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio – Capital Guardian Trust Company

ING FMRSM Diversified Mid Cap Portfolio – Fidelity Management & Research Company

ING FMRSM Equity Income Portfolio – Fidelity Management & Research Company

ING FMRSM Large Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Mid Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Small Cap Equity Portfolio – Fidelity Management & Research Company

ING Franklin Income Portfolio – Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio – Franklin Mutual Advisers, LLC

ING Lord Abbett Affiliated Portfolio – Lord, Abbett & Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio – T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio – T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio – Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio – UBS Global Asset Management (Americas) Inc.

ING Van Kampen Capital Growth Portfolio – Van Kampen

ING Van Kampen Global Franchise Portfolio – Van Kampen

ING Van Kampen Growth and Income Portfolio – Van Kampen

ING Van Kampen Real Estate Portfolio – Van Kampen

ING Wells Fargo Disciplined Value Portfolio – Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio – Wells Capital Management, Inc.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

Investing through your Variable Contract or Qualified Plan

Class S shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

Sub-Adviser

AllianceBernstein L.P. ("AllianceBernstein")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap® Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2006. The capitalization range of companies in the Russell Midcap® Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Portfolio also may:

•  write exchange-traded covered call options on up to 25% of its total assets;

•  make secured loans on portfolio securities of up to 25% of its total assets;

•  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

•  enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk

3

Description of the Portfolios (continued)

Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]: [ ]%
Worst:	[ ] Quarter	[ ]: [ ]%

4

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  AllianceBernstein has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return is for the period beginning August 1, 1998.

More on the Sub-Adviser

AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $717 billion, as of December 31, 2006. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2006, AllianceBernstein Holding L.P. owns approximately 33.1% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 59.8% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.7% of the outstanding AllianceBernstein Units, which, including the general partnership interests AllianceBernstein and AllianceBernstein Holding, represents a 60.3% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Catherine Wood	Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since [ ].

Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and portfolio manager, Equity Research Analyst and Chief Economist.

John Fogarty	Senior Vice President and portfolio manager of AllianceBernstein since 2006. Prior to that he was a hedge fund manager at Dialectic Capital and Vardon Partners since 2003 and portfolio manager for U.S. Large Cap Growth Portfolio with AllianceBernstein prior to 2001. Mr. Fogarty has managed the Portfolio since (mo yr).

5

Description of the Portfolios (continued)

Amy P. Raskin	Ms. Raskin, Senior Vice President, Research Analyst and Director of Research on Strategic Change, is a U.S. growth equity analyst covering networking and telecom equipment and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research Investment Strategy Committee. Prior to joining the Firm in 2000, Ms. Raskin worked as a telecom analyst for Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers. She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger	Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst, began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner	Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio Manager – U.S. Strategic Research, is a member of the U.S. Strategic Research Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital Management. Mr. Zottner holds the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

Sub-Adviser

BlackRock Financial Management, Inc. ("BlackRock Financial Management")

Investment Objective

The Portfolio seeks to maximum real return, consistent with real capital and prudent investment management. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Portfolio will provide at least 60 days' notice of any change in this investment policy. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Lehman Global Real: U.S. TIPS Index (the Portfolio's benchmark).

The Portfolio may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The Portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. Securities are purchased for the Portfolio when the management team believes that they have the potential for above-average real return. The Portfolio measures its performance against the benchmark.

Non-investment grade bonds acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Ba or lower by Moody's) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have a higher credit rating.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps (collectively, commonly known as "derivatives"). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

7

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Backed Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Leveraging Risk
Manager Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

BlackRock Financial Management, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., 40 East 52nd Street, New York, New York 10022. BlackRock Financial Management is a registered investment adviser organized in 1994. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management.

8

Description of the Portfolios (continued)

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Stuart Spodek	Stuart Spodek is Managing Director of BlackRock Financial Management since 2002 and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments and impelmenting yield cure strategy across global portfolios. Mr. Spodek joined BlackRock Financial Management in 1993.

Brian Weinstein	Brian Weinstein is a Vice President of BlackRock Financial Management and has managed the Portfolio since its inception. He is a member of the Investment Strategy Group and his primarily responsibility is the management of total return and real return products. Mr. Weinstein focuses on relative value opportunities across the yield curve in Government and Agency securities. He moved to his current role in the Portfolio Management Group in 2002. He began his career at BlackRock Financial Management in the Portfolio Analytics Group in 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

9

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000® Growth Index. Using a multi-factor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000®Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative prices to earnings and price to book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio;

•  Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies including American Depositary Receipts ("ADRs"). The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

10

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]: [ ]%
Worst:	[ ] Quarter	[ ]: [ ]%

11

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

(1)  Class S shares commenced operations on May 1, 2002.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return is for the period beginning May 1, 2002.

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect, wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[     ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selection. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the marketcap range of companies included in the Russell 1000® Value Index. Using a multifactor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative price-to-earnings and price-to-book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio's investment portfolio;

•  Allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

13

Description of the Portfolios (continued)

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Investment Models Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
OTC Investment Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

14

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]: [ ]%
Worst:	[ ] Quarter	[ ]: [ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

(1)  Class S shares commenced operations on May 1, 2002.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return is for the period beginning May 1, 2002.

15

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[     ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities. Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005-2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

16

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger:  On November 9, 2006, the Board approved a proposal to reorganize the Portfolio into ING FMRSM Diversified Mid Cap Portfolio, if shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger, you will hold shares at ING FMRSM Diversified Mid Cap Portfolio. For more information regarding ING FMRSM Diversified Mid Cap Portfolio see the section entitled "Description of the Portfolio – ING FMRSM Diversified Mid Cap Portfolio" in this Prospectus or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities

17

Description of the Portfolios (continued)

Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

18

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – of the Russell Midcap® Index and Custom Russell 2800 Index. The Russell Midcap® Index measures the performance of the Smallest 800 companies in the Russell 1000® Index. The Custom Russell 2800 Index is defined as the combination of the Russell 2000® and the Russell Midcap® Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%
Russell Midcap® Index	[ ]%	[ ]%	[ ]%
Custom Russell 2800 Index	[ ]%	[ ]%	[ ]%

(1)  Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small-capitalization securities, as opposed to the current policy of small- and mid-capitalization securities.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned-subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $[    ] billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James S. Kang	Mr. Kang is Vice President of Capital Guardian with portfolio management responsibilities. Mr. Kang joined the Capital Guardian organization in 1987 and has managed the Portfolio since [ ].

Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital Guardian organization in 1990 and has managed the Portfolio since [ ].

Kathryn M. Peters	Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC and has managed the Portfolio since [ ].

Theodore R. Samuels	Mr. Samuels is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Samuels joined Capital Guardian in 1981 and has managed the Portfolio since [ ].

Lawrence R. Solomon	Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Solomon joined Capital Guardian in 1987 and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

19

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

20

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on February 1, 2000.

(2)  The index return is for the period beginning February 1, 2000.

21

Description of the Portfolios (continued)

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed of the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen	Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher	Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels	Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Eugene P. Stein	Mr. Stein is Executive Vice Chairman of Capital Guardian with portfolio management responsibilities. Mr. Stein joined the Capital organization in 1972 where he served in various portfolio manager positions and has managed the Portfolio since 2000.

Terry Berkemeier	Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Berkemeier joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Alan J. Wilson	Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the Capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio the Portfolio since 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

22

Description of the Portfolios (continued)

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk

23

Description of the Portfolios (continued)

Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

24

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
S&P MidCap 400 Index	[ ]%	[ ]%	[ ]%(2)

(1)  Class S shares commenced operations on October 2, 2000.

(2)  The index return is for the period beginning October 1, 2000.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[       ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Tom Allen	Vice President of FMR and portfolio manager of the Portfolio since February 2004.

Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of the Portfolios

ING FMRSM EQUITY INCOME PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield for its shareholders that exceeds the yield on the securities comprising the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser normally invests the Portfolio's assets primarily in equity securities that are expected to produce above-average income. The Sub-Adviser may also invest the Portfolio's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser's emphasis on equity securities that are expected to produce above-average income tends to lead to investments in large cap "value" stocks. However, the Sub-Adviser is not constrained by any particular investment style. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others. The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

26

Description of the Portfolios (continued)

describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, as amended, ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Ciaran O'Neill	Mr. O'Neill, portfolio manager, has managed the Portfolio since [ ] Since joining Fidelity Investments in 1995, he has worked as a research analyst and since 2001, he has served FMR as a portfolio manager for mutual funds and other accounts. Mr. O'Neill left Fidelity Investments briefly in April 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O'Neill returned to Fidelity Investments in May 2005 as a portfolio manager for FMR.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

27

Description of the Portfolios (continued)

ING FMRSM LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Seeks growth of capital over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of large market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell 1000® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging market issuers, in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long-term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment

28

Description of the Portfolios (continued)

strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance for the first calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

29

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forcasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 4, 2005.

(2)  On November 6, 2006, the Portfolio changed its name from ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio. On November 6, 2006, the Portfolio's principal investment strategies changed.

(3)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[      ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa W. Fam	Mr. Fam is vice president and portfolio manager of the Portfolio since April 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

30

Description of the Portfolios (continued)

ING FMRSM MID CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings ("P/E") or price/book ("P/B") ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell Midcap® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including emerging markets issuers, in addition to securities of domestic issuers.

The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

In addition to the principal investment strategies discussed above, the Sub-Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

31

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

32

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

  1 Year  5 Years  10 Years
      (or Life of Class)

Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell MidCap Growth® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on August 14, 1998.

(2)  FMR has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Mid Cap Growth Portfolio. On August 7, 2006, the Portfolio's principal investment strategies changed.

(3)  The index return is for the period beginning August 1, 1998.

33

Description of the Portfolios (continued)

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[       ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa Fam	Mr. Fam is vice president and has been the portfolio manager of the Portfolio since August 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

34

Description of the Portfolios (continued)

ING FMRSM SMALL CAP EQUITY PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000® Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk

35

Description of the Portfolios (continued)

Manager Risk
Market Capitalization Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas Hense	Vice President and Portfolio Manager

Mr. Hense has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

36

Description of the Portfolios (continued)

ING FRANKLIN INCOME PORTFOLIO

Sub-Adviser

Franklin Advisers, Inc. ("Franklin")

Investment Objective

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

•  the experience and managerial strength of the company;

•  responsiveness to changes in interest rates and business conditions;

•  debt maturity schedules and borrowing requirements;

•  the company's changing financial condition and market recognition of the change; and

•  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that

37

Description of the Portfolios (continued)

the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Maturity Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similary Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[    ] billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Edward D. Perks	Mr. Perks is Vice President of Franklin and has managed the Portfolio since April 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson	Mr. Johnson has managed the Portfolio since April 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of the Portfolios (continued)

ING FRANKLIN MUTUAL SHARES PORTFOLIO

Sub-Adviser

Franklin Mutual Advisers, LLC ("Franklin Mutual")

Investment Objective

The Portfolio seeks capital appreciation. Its secondary goal is income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expected to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in:

•  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a lesser extent, the Portfolio also invests in:

•  Risk Arbitrage Securities. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company.

•  Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests predominantly in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Portfolio also may invest a portion of its assets in small capitalization companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Portfolio may, from time to time, attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (hedging instruments), when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so.

The Portfolio may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio's investments in Distressed Companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the

39

Description of the Portfolios (continued)

indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

Portfolio Selection

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Temporary Investments

The Sub-Adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, it may invest all or substantially all of the Portfolio's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Portfolio may be unable to pursue its investment goal.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Risk Arbitrage Securities and Distressed Companies Risk
Securities Lending Risk

40

Description of the Portfolios (continued)

Small-Capitalization Company Risk
Sovereign Debt Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" of this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin Mutual, 101 John F. Kennedy Parkway, Short Hills, NJ 07078 to serve as Sub-Adviser to the Portfolio. Franklin Mutual is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $___ billion in assets under management. The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities they consider to be undervalued.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Peter Langerman	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been a co-portfolio manager of the Portfolio since April 2007. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.

F. David Segal, CFA	David Segal has been a co-manager of the Portfolio since April 2007. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of Metlife for the period 1999 – 2002.

Deborah A. Turner, CFA	Debbie Turner has been the assistant portfolio manager of the Portfolio since April 2007. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

41

Description of the Portfolios (continued)

ING LORD ABBETT AFFILIATED PORTFOLIO

Sub-Adviser

Lord, Abbett & Co. LLC ("Lord Abbett")

Investment Objective

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2006, the market capitalization range of the Russell 1000® Index was $[    ] million to $[    ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Portfolio Turnover Risk
Value Investing Risk

42

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

43

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Year	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on February 1, 2000.

(2)  Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return is for the period beginning February 1, 2000.

More on the Sub-Adviser

Lord Abbett, has served as Sub-Adviser to the Portfolio since December, 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2006, Lord Abbett managed $107 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Eli M. Salzmann	Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997 and has managed the Portfolio since December 2005.

Sholom Dinsky	Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential Investments, where he served as Managing Director of Prudential Asset Management. Mr. Dinsky has managed the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each manager's ownership of securities in the Portfolio.

44

Description of the Portfolios (continued)

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Principal Investment Strategies

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in keeping with the Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

•  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

•  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Debt Securities. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

45

Description of the Portfolios (continued)

Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

Money Market Instruments. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)  shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)  U.S. government obligations;

(3)  negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)  commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)  repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Securities Lending Risk
Special Situations Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

46

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500® Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500®/40% Lehman") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.

Average Annual Total Return

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Lehman Brothers U.S. Government/ Credit Bond Index	[ ]%	[ ]%	[ ]%
60% S&P 500®/40% Lehman Index	[ ]%	[ ]%	[ ]%

47

Description of the Portfolios (continued)

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jeffrey W. Arricale, CPA	Mr. Arricale, a Vice President of T. Rowe Price, joined T. Rowe Price in 2001, and serves as a Portfolio Manager in the Equity Division responsible for institutional accounts and other portfolios. Mr. Arricale has co-managed the Portfolio since June of 2006. Mr. Arricale is co-executive chairman of the Capital Appreciation Strategy and co-manager of the T. Rowe Price Appreciation Fund and is also a member of the Investment Advisory Committees for the Financial Services, U.S. Equity Income, U.S. Value, U.S. Structured Research, and New America Growth Strategies. Prior to joining T. Rowe Price, he served as a manager in the auditing division of KPMG LLP. Mr. Arricale holds a Certified Public Accountant designation in the state of California.

David R. Giroux, CFA	Mr. Giroux, a Vice President of T. Rowe Price, joined T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division and has co-managed the Portfolio since June 2006. He is co-manager f the U.S. Concentrated Large-Cap Value and Capital Appreciation strategies and co-manager of the T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured Research Strategy. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

48

Description of the Portfolios (continued)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Substantial dividend income as well as long-term growth of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

•  an established operating history;

•  above-average dividend yield relative to the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index;

•  low price/earnings ratio relative to the S&P 500® Index;

•  a sound balance sheet and other positive financial characteristics; and

•  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk

49

Description of the Portfolios (continued)

High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Securities Lending Risk
Value Investing Risk

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

50

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed approximately $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian Rogers	Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since [ ]. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999 and he has been managing investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

51

Description of the Portfolios (continued)

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

Sub-Adviser

Templeton Global Advisors Limited ("Templeton Global Advisors")

Investment Objective

Capital appreciation. Current income is only an incidental consideration.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

52

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

53

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
MSCI World IndexSM	[ ]%	[ ]%	[ ]%

(1)  Templeton Global Advisors has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

More on the Sub-Adviser

The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Portfolio Manager to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Murdo Murchison, CFA	Mr. Murchison is Executive Vice President of Templeton Global Advisors. He joined the firm in 1993 as a research analyst and portfolio manager. Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 2005.

The following individuals have secondary portfolio management responsibilities:

Name	Position and Recent Business Experience
Jeffrey A. Everett, CFA	Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 2005.

Lisa F. Myers, CFA	Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

54

Description of the Portfolios (continued)

ING UBS U.S. ALLOCATION PORTFOLIO

Sub-Adviser

UBS Global Asset Management (Americas) Inc. ("UBS")

Investment Objective

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Principal Investment Strategies

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. Fixed-income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

55

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

56

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance – the Russell 3000® Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000 / 30% Lehman Brothers U.S. Aggregate Bond / 5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000® Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)
Lehman U.S. Aggregate Bond Index	[ ]%	[ ]%	[ ]%(3)
Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)
65% Russell 3000 / 30% Lehman U.S. Aggregate Bond / 5% Merrill Lynch U.S. High Yield Cash Pay Index	[ ]%	[ ]%	[ ]%(3)

(1)  Class S shares commenced operations on October 2, 2000.

(2)  UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different Sub-Adviser.

(3)  The index returns are for the period beginning October 1, 2000.

More on the Sub-Adviser

UBS serves as Sub-Adviser to the Portfolio. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2006, UBS had approximately $[ ] billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian D. Singer	Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past five years, he has served as the Chief Investment Officer and Managing Director. Mr. Singer has been managing the Portfolio since [ ].

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

57

Description of the Portfolios (continued)

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest up to 10% of its total assets in Real Estate Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Emerging Market Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk

58

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

59

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2)  On April 30, 2007, the Portfolio changed its name from ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)  The index return is for the period beginning May 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen" is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Dennis Lynch	Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 12 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen	Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 20 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA	Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has 10 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton	Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 13 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

60

Description of the Portfolios (continued)

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

Currency Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

61

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

62

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	[ ]%	[ ]%(1)	N/A
MSCI World IndexSM	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2)  The index return is for the period beginning May 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Hassan Elmasry, CFA	Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Elmasry joined Morgan Stanley in 1995 and has 22 years investment experience.

Michael Allison, CFA	Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Allison joined Morgan Stanley in 2000 and has 9 years of investment experience.

Paras Dodhia	Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr Dodhia joined Morgan Stanley in 2002 and has 7 years of investment experience.

Jayson Vowles	Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [mo yr]. Mr. Vowles joined Morgan Stanley in 2003 and has 5 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

63

Description of the Portfolios (continued)

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Trust's Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

64

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks in investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Russell 1000® Value Index and the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Prior to April 30, 2007, the Portfolio compared its performance to the S&P 500 Index. The Portfolio changed the index to which it compares its performance because the Russell 1000® Value Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

65

Description of the Portfolios (continued)

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James A. Gilligan, CFA	Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since [mo] 2002.

James O. Roeder, CFA	Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the Equity Income Team. Mr. Roeder has managed the Portfolio since [mo] 2002.

Thomas Bastian, CFA	Mr. Bastian, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2003. Mr. Bastian has managed the Portfolio since [mo] 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager with Eagle Asset Management.

Mark Laskin	Mr. Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in January 2007.

Sergio Marcheli	Mr. Marcheli, Vice President and portfolio manager for the Separately Managed Account Strategies, has managed the Portfolio since [mo] 2003. From 1995 to 2002, Mr. Marcheli was associated with Van Kampen in a research capacity.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

66

Description of the Portfolios (continued)

ING VAN KAMPEN REAL ESTATE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Capital appreciation. Current income is a secondary objective.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

•  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

•  financial institutions which issue or service mortgages, not to exceed 25% of total assets;

•  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

•  high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

•  mortgage- and asset-backed securities; and

•  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk

67

Description of the Portfolios (continued)

Diversification Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

68

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire Real Estate Securities Index	[ ]%	[ ]%	[ ]%

(1)  On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Theodore R. Bigman	Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 19 years of investment experience. He is Head of Global Real Estate, responsible for Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since [mo] 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

69

Description of the Portfolios (continued)

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

Sub-Adviser

Wells Capital Management, Inc. ("Wells Capital Management")

Investment Objective

Long-term capital growth.

Principal Investment Strategies

Prior to July 16, 2007, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index ("Index") at the time of purchase. As of December 31, 2006, the market capitalization range of companies comprising the Index was $[ ] million to $[ ] billion, and is expected to change frequently.

Effective July 16, 2007, the Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Sector Risk
Securities Lending Risk
Small Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the

70

Description of the Portfolios (continued)

Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

71

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%

(1)  On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

More on the Sub-Adviser

Wells Capital Management is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2006, Wells Capital Management managed over $[ ] million in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through 2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

72

Description of the Portfolios (continued)

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

Sub-Adviser

Wells Capital Management

Investment Objective

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $[ ] million to $[ ] billion, as of December 31, 2006. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

73

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

74

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – of the Russell 2000® Value Index and Russell 2000 Index. The Russell 2000® Value Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Value Index	[ ]%	[ ]%(2)	N/A
Russell 2000 Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on November 30, 2005.

(2)  The index returns are for the period beginning December 1, 2005.

More on the Sub-Adviser

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.

The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2006, Wells Capital Management had over $[ ] million in total assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris has managed the Portfolio since November 2005. Mr. Costomiris joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital Management, Inc. ("SCM") since April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

75

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses(2)	Total Operating Expenses	Waivers, Reimbursements, and Recoupments	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth(2)	0.77%	—	.25%	%	%		%(3)
ING BlackRock Inflation Protected Bond	0.45%		.25%	%(5)		%(6)
ING BlackRock Large Cap Growth(2)	0.80%	—	.25	%(7)%	%	%(4)%
ING BlackRock Large Cap Value(2)	0.80%	—	.25%	%	%	%(4)%
ING Capital Guardian Small/Mid Cap(2)	0.65%	—	.25%	%	%		%(3)
ING Capital Guardian U.S. Equities(2)	0.74%	—	.25%	%	%		%(3)
ING FMRSM Diversified Mid Cap(2)	0.65%	—	.25%	%	%		%
ING FMRSM Equity Income	0.47%	—	0.25%	%	%	%	%
ING FMRSM Large Cap Growth	0.58%	—	.25%	%(5)%		%	%
ING FMRSM Mid Cap Growth(2)	0.63%	—	.25%	%	%	%	%
ING FMRSM Small Cap Equity	0.75%		.25%	%	%	%	%
ING Franklin Income	0.65%	—	.25%	%(5)%		%(6)%
ING Franklin Mutual Shares(2)	0.78%		.25%
ING Lord Abbett Affiliated(2)	0.75%	—	.25%		%		%
ING T. Rowe Price Capital Appreciation(2)	0.65%	—	.25%		%		%
ING T. Rowe Price Equity Income(2)	0.65%	—	.25%		%		%
ING Templeton Global Growth(2)	0.93%	—	.25%	%	%		%
ING UBS U.S. Allocation(2)	0.75%	—	.25%	%	%	%(4)	%(3)
ING Van Kampen Capital Growth(2)	0.65%	—	.25%	%	%	%(4)%
ING Van Kampen Global Franchise(2)	1.00%	—	.25%		%		%
ING Van Kampen Growth and Income(2)	0.65%	—	.25%		%		%(3)
ING Van Kampen Real Estate(2)	0.65%	—	.25%		%		%
ING Wells Fargo Disciplined Value(2)	0.65%	—	.25%	%	%		%(3)
ING Wells Fargo Small Cap Disciplined	0.77%	—	.25%	%(5)%		%(6)%

(1)  This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for ING Franklin Income Portfolio are estimated as it has not had a full calendar year of operations as of December 31, 2006. Operating expenses for the Class S shares of ING BlackRock Inflation Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, and ING Franklin Mutual Shares Portfolios are estimated as it had not commenced operations as of December 31, 2006. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

(2)  The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost

76

Portfolio Fees and Expenses (continued)

of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3)  A portion of the brokerage commissions that the ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Disciplined Value Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(4)  DSL, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING BlackRock Large Cap Growth, ING BlackRock Large Cap Value, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation and ING Van Kampen Capital Growth Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, [ ]% and [ ]% respectively. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(5)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING BlackRock Inflation Protected Bond, ING FMRSM Large Cap Growth, ING FMRSM Equity Income and ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Franklin Income Portfolio are estimated for the current fiscal year as it did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income and ING FMRSM Small Cap Equity Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2006.

(6)  DSL, the Adviser, has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(7)  DSL, the Distributor, has entered into a written expense limitation agreement with the Trust with respect to ING BlackRock Large Cap Growth Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Shareholder Services Fee." The expense limitation agreement will continue through at least September 23, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

Example.(1) The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING AllianceBernstein Mid Cap Growth	$	$	$	$
ING BlackRock Inflation Protected Bond(1)	$	$	$	$
ING BlackRock Large Cap Growth(1)	$	$	$	$
ING BlackRock Large Cap Value(1)	$	$	$	$
ING Capital Guardian Small/Mid Cap	$	$	$	$
ING Capital Guardian U.S. Equities	$	$	$	$
ING FMRSM Diversified Mid Cap	$	$	$	$
ING FMRSM Equity Income(1)	$	$	$	$
ING FMRSM Large Cap Growth(1)	$	$	$	$
ING FMRSM Mid Cap Growth(1)	$	$	$	$
ING FMRSM Small Cap Equity(1)	$	$	$	$
ING Franklin Income(1)	$	$	$	$
ING Franklin Mutual Shares(1)	$	$	$	$
ING Lord Abbett Affiliated	$	$	$	$
ING T. Rowe Price Capital Appreciation	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

77

Portfolio Fees and Expenses (continued)

Portfolio	1 Year	3 Years	5 Years	10 Years
ING T. Rowe Price Equity Income	$	$	$	$
ING Templeton Global Growth	$	$	$	$
ING UBS U.S. Allocation(1)	$	$	$	$
ING Van Kampen Capital Growth(1)	$	$	$	$
ING Van Kampen Global Franchise	$	$	$	$
ING Van Kampen Growth and Income	$	$	$	$
ING Van Kampen Real Estate	$	$	$	$
ING Wells Fargo Disciplined Value	$	$	$	$
ING Wells Fargo Small Cap Disciplined(1)	$	$	$	$

(1)  The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

78

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Description of the Portfolios section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset Backed Securities Risk. The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing and Leverage Risk. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

Convertible Securities Risk.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

79

Summary of Principal Risks (continued)

entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter- term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity

80

Summary of Principal Risks (continued)

securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities

81

Summary of Principal Risks (continued)

(calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Internet Risk. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings, reducing the Portfolio's return. This interest expense may be greater than a Portfolio's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

82

Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed- income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

83

Summary of Principal Risks (continued)

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger

84

Summary of Principal Risks (continued)

adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

85

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations or debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary for the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance

86

More Information (continued)

with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING FMRSM Equity Income, ING FMRSM Large Cap Growth Portfolio, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios, directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews that the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor"or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"),to ING Funds Distributor. As a result of this transfer, IFD assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

87

More Information (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor (collectively "ING"), out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

88

More Information (continued)

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature

89

More Information (continued)

of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio's and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

90

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

91

Management of the Portfolios

Adviser

DSL, a New York corporation, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of each of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 29, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for each of the Portfolios. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSL delegates to each of the Portfolio's Sub-Advisers the responsibility for investment management, subject to its oversight. DSL monitors the investment activities of the Sub-Advisers. From time to time, DSL also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust and DSL received exemptive relief from the SEC permiting DSL, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING AllianceBernstein Mid Cap Growth	%
ING BlackRock Inflation Protected Bond(1)%
ING BlackRock Large Cap Growth	%
ING BlackRock Large Cap Value	%
ING Capital Guardian Small/Mid Cap	%
ING Capital Guardian U.S. Equities	%
ING FMRSM Diversified Mid Cap	%
ING FMRSM Equity Income(1)		0.47%
ING FMRSM Large Cap Growth	%
ING FMRSM Mid Cap Growth		0.63%
ING FMRSM Small Cap Equity(1)		0.75%
ING Franklin Income	%
ING Franklin Mutual Shares(1)%
ING Lord Abbett Affiliated	%
ING T. Rowe Price Capital Appreciation	%
ING T. Rowe Price Equity Income	%
ING Templeton Global Growth	%
ING UBS U.S. Allocation	%
ING Van Kampen Capital Growth	%
ING Van Kampen Global Franchise	%
ING Van Kampen Growth and Income	%
ING Van Kampen Real Estate	%
ING Wells Fargo Disciplined Value	%
ING Wells Fargo Small Cap Disciplined	%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolios reflects the current contract rate.

For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

92

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

93

Performance of Similarly Managed Funds

ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Income Portfolio, ING FMRSM Mid Cap Growth Portfolio, ING Franklin Mutual Shares Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Disciplined Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by BlackRock Financial Management, FMRSM, Franklin, Franklin Mutual, Lord Abbett, Templeton Global Advisors, UBS, and Wells Capital Management, respectively.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
BlackRock Inflation Protected Bond Fund Portfolio – Institutional Class (BPRIX)	[ ]%	[ ]%	—	[ ]%(2)
(Comparable to ING BlackRock Inflation Protected Bond Portfolio)
Lehman Brothers Global Real U.S. TIPS Index	[ ]%	[ ]%	—	[ ]%(3)
FMRSM Mid Cap Growth Fund (FSMGX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING FMRSM Mid Cap Growth Portfolio)
Russell Mid Cap® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Franklin Income Fund – Class A (FKINX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Income Portfolio) S&P 500® Index Lehman Brothers Government/Credit Bond Index	[ ]% [ ]%	[ ]% [ ]%	[ ]% [ ]%	[ ]% [ ]%

94

Performance of Similarly Managed Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Lord Abbett Affiliated Fund – Class Y (LAFYX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Mutual Shares Fund – Class Z (MUTHX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Mutual Shares Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Templeton Growth Fund – Class A (TEPLX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World IndexSM	[ ]%	[ ]%	[ ]%	[ ]%
UBS U.S. Allocation Fund – Class Y (PWTYX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING UBS U.S. Allocation Portfolio) Russell 3000® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Aggregate Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]%
65% Russell 3000/30%LBAB/5% Merrill Lynch High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]%
Wells Fargo Advantage Mid Cap Disciplined Fund – Class I (SMCDX)	[ ]%	[ ]%	[ ]%	[ ]%(8)
(Comparable to ING Wells Fargo Disciplined Value Portfolio) Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(9)
Wells Fargo Advantage Small Cap Disciplined Fund – Class I (SCOVX)	[ ]%	[ ]%	[ ]	[ ]%(10)
(Comparable to ING Wells Fargo Small Cap Disciplined Portfolio) Russell 2000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)

(1)  The Lehman Global Real: U.S. TIPS Index is an unmanaged market index made up of U.S. Treasury Inflation Linked Indexed securities. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World IndexSM is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000® Index is a broad-based, market capitalization weighted

95

Performance of Similarly Managed Funds (continued)

index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.

(2)  Fund commenced operations on June 24, 2004.

(3)  Index return is for the period beginning July 1, 2004.

(4)  Fund commenced operations on March 27, 1998.

(5)  Index return is for period beginning April 1, 1999.

(6)  Fund commenced operations on November 15, 2001.

(7)  Index return is for the period beginning December 1, 2001.

(8)  Fund commenced operations on December 31, 1998.

(9)  Index return is for period beginning January 1, 1999.

(10)  Fund commenced operations on March 28, 2002.

(11)  Index return is for period beginning April 1, 2002.

96

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

For ING BlackRock Inflation Protected Bond, ING FMRSM Equity Income, ING FMRSM Small Cap Equity, and ING Franklin Mutual Shares Portfolios, audited financial highlights are not available because the Portfolios had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

ING AllianceBernstein Mid Cap Growth Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	17.81		14.90	8.92	12.75
Income (loss) from investment operations:
Net investment loss	$	(0.11	)*	(0.12)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	$	1.33		3.03	6.05	(3.76)
Total from investment operations	$	1.22		2.91	5.98	(3.83)
Net asset value, end of period	$	19.03		17.81	14.90	8.92
Total Return(1)%		6.85		19.53	67.04	(30.04)
Ratios and Supplemental Data
Net assets, end of period (000's)	$	568,850		664,525	528,029	288,770
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	1.01		0.97	0.99	1.02
Gross expenses prior to brokerage commission recapture	%	1.03		1.03	1.04	1.05
Net investment income (loss)%		(0.66)		(0.79)	(0.68)	(0.69)
Portfolio turnover rate	%	103		126	111	159

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

97

Financial Highlights (continued)

ING BlackRock Large Cap Growth Portfolio

	Class S
	Year Ended December 31,					May 1, 2002(1) to December 31,
	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.48	10.22		8.05	10.00
Income (loss) from investment operations:
Net investment loss	$	(0.01)	(0.00	)*	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$	1.09	1.12		2.19	(1.94)
Total from investment operations	$	1.08	1.12		2.17	(1.95)
Less distributions from:
Net realized gains on investments	$	—	0.85		—	—
Return of capital	$	—	0.01		—	—
Total distributions	$	—	0.86		—	—
Net asset value, end of period	$	11.56	10.48		10.22	8.05
Total Return(2)%		10.31	11.10		26.96	(19.50)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	155,252	18,862		14,481	4,757
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%		1.01	1.05		1.05	1.05
Gross expenses prior to reimbursement of unified fee(3)%		1.06	1.05		1.05	1.05
Net investment loss(3)%		(0.27)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate	%	155	204		102	56

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

ING BlackRock Large Cap Value Portfolio

	Class S
	Year Ended December 31,				May 1, 2002(1) to December 31,
	2006	2005	2004	2003	2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	11.69	10.98	8.45	10.00
Income (loss) from investment operations:
Net investment income	$	0.09	0.02	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	$	0.53	1.24	2.62	(1.55)
Total from investment operations	$	0.62	1.26	2.63	(1.55)
Less distributions from:
Net investment income	$	—	0.03	0.01	—
Net realized gain on investments	$	—	0.52	0.09	—
Total distributions	$	—	0.55	0.10	—
Net asset value, end of period	$	12.31	11.69	10.98	8.45
Total Return(2)%		5.31	11.52	31.22	(15.50)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	42,308	74,928	27,213	8,045
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%		1.03	1.05	1.05	1.05
Gross expenses prior to reimbursement of unified fee	%	1.07	1.05	1.05	1.05
Net investment income(3)%		0.57	0.34	0.17	0.06
Portfolio turnover rate	%	170	75	76	61

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.01.

98

Financial Highlights (continued)

ING Capital Guardian Small/Mid Cap Portfolio

	Class S
	Year Ended December 31,
	2006	2005	2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	11.79	10.99	7.84	10.53
Income (loss) from investment operations:
Net investment income	$	0.05	0.02	0.02	0.02 *
Net realized and unrealized gain (loss) on investments	$	(0.17)	0.80	3.14	(2.70)
Total from investment operations	$	(0.12)	0.82	3.16	(2.68)
Less distributions from:
Net investment income	$	0.02	0.02	0.01	0.01
Total distributions	$	0.02	0.02	0.01	0.01
Net asset value, end of period	$	11.65	11.79	10.99	7.84
Total Return(1)%		(1.02)	7.48	40.36	(25.43)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000's)	$	478,871	567,903	573,425	365,177
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.90	0.91	0.93	0.94
Gross expenses prior to brokerage commission recapture	%	0.91	0.92	0.94	0.95
Net investment income	%	0.41	0.20	0.28	0.28
Portfolio turnover rate	%	87	41	40	40

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Capital Guardian U.S. Equities Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.54		10.58	7.74		10.18
Income (loss) from investment operations:
Net investment income	$	0.05	*	0.05	0.02		0.03 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.66		0.93	2.82		(2.45)
Total from investment operations	$	0.71		0.98	2.84		(2.42)
Less distributions from:
Net investment income	$	0.05		0.02	0.00	*	0.02
Net realized gain on investments	$	—		—	—		—
Total distributions	$	0.05		0.02	—		0.02
Net asset value, end of period	$	12.20		11.54	10.58		7.74
Total Return(1)%		6.19		9.27	36.75		(23.79)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	608,300		662,965	575,864		301,376
Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%		0.99		0.99	0.99		0.99
Gross expenses prior to brokerage commission recapture(3)%		1.00		1.00	1.00		1.01
Net investment income(3)%		0.42		0.44	0.30		0.33
Portfolio turnover rate	%	33		23	21		27

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

99

Financial Highlights (continued)

ING FMRSM Diversified Mid Cap Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.26		9.89	7.41		9.21
Income (loss) from investment operations:
Net investment income (loss)	$	(0.01	)*	(0.03)	0.02		0.03 *
Net realized and unrealized gain (loss) on investments	$	1.95		2.41	2.46		(1.81)
Total from investment operations	$	1.94		2.38	2.48		(1.78)
Less distributions from:
Net investment income	$	—		0.01	0.00	**	0.02
Net realized gains on investments	$	0.97		—	—		—
Total distributions	$	0.97		0.01	—		0.02
Net asset value, end of period	$	13.23		12.26	9.89		7.41
Total Return(1)%		16.90		24.10	33.47		(19.34)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	584,904		252,605	163,668		91,198
Ratios to average net assets:
Expenses	%	0.99		1.01	1.00		1.01
Net investment income	%	(0.06)		(0.30)	0.32		0.33
Portfolio turnover rate	%	186		151	93		106

(1)   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

**  Amount is less than $0.01.

ING FMRSM Large Cap Growth Portfolio

	Class S
	Year Ended December 31, 2006	May 4, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.12
Income from investment operations:
Net investment income	$	0.02	*
Net realized and unrealized gain on investments	$	0.48
Total from investment operations	$	0.50
Less distributions from:
Net investment income	$	0.01
Net realized gains on investments	$	0.02
Total distributions	$	0.03
Net asset value, end of period	$	10.59
Total Return(2)%		5.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	9,662
Ratios to average net assets:
Net expenses after expense waiver(3)%		0.98
Gross expenses prior to expense waiver(3)%		0.98
Net investment income(3)%		0.27
Portfolio turnover rate	%	139

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

100

Financial Highlights (continued)

ING FMRSM Mid Cap Growth Portfolio

	Class S
	Year Ended December 31,
	2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		11.62	10.10	7.26	14.18
Income (loss) from investment operations:
Net investment loss	$		(0.04)	(0.07)	(0.03)	(0.05)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$		0.40	1.59	2.87	(6.87)
Total from investment operations	$		0.36	1.52	2.84	(6.92)
Less distributions from:
Net realized gains on investments:	$		—	—	—	—
Total distributions	$		—	—	—	—
Net asset value, end of period	$		11.98	11.62	10.10	7.26
Total Return(1)%			3.10	15.05	39.12	(48.80)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$		630,058	764,301	743,049	522,323
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fee		%	0.85	0.87	0.86	0.84
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture		%	0.88	0.89	0.90	0.90
Gross expenses prior to brokerage commission recapture and reimbursement of unified fee		%	0.89	0.89	0.90	0.90
Net investment loss	%		(0.38)	(0.58)	(0.41)	(0.44)
Portfolio turnover rate	%		79	80	95	163

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Franklin Income Portfolio

Class S
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000's)	$
Ratio to average net assets:
Net expenses after brokerage commission recapture	$
Gross expenses prior to brokerage commission recapture	$
Net investment income	$
Portfolio turnover rate	$

(1)  Commencement of opertions.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

101

Financial Highlights (continued)

ING Lord Abbett Affiliated Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004(1)	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	11.48		10.51	8.02	10.50
Income (loss) from investment operations:
Net investment income	$	0.13	*	0.14	0.10	0.09 *
Net realized and unrealized gain (loss) on investments	$	0.49		0.90	2.41	(2.50)
Total from investment operations	$	0.62		1.04	2.51	(2.41)
Less distributions from:
Net investment income	$	0.14		0.07	0.02	0.07
Net realized and unrealized gain on investments	$	—		—	—	—
Total distributions	$	0.14		0.07	0.02	0.07
Net asset value, end of period	$	11.96		11.48	10.51	8.02
Total Return(1)%		5.48		9.92	31.25	(22.98)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	176,644		210,577	139,825	94,986
Ratios to average net assets:
Expenses	%	1.00		1.00	1.00	1.01
Net investment income	%	1.10		1.34	1.24	1.03
Portfolio turnover rate	%	141		36	40	42

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. Rowe Price Capital Appreciation Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	24.50		21.36	17.13	17.50
Income (loss) from investment operations:
Net investment income	$	0.37	*	0.32	0.26	0.38	*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.46		3.22	4.06	(0.29)
Total from investment operations	$	1.83		3.54	4.32	0.09
Less distributions from:
Net investment income	$	0.33		0.24	0.07	0.26
Net realized gains on investments	$	0.87		0.16	0.02	0.20
Total distributions	$	1.20		0.40	0.09	0.46
Net asset value, end of period	$	25.13		24.50	21.36	17.13
Total Return(1)%		7.74		16.61	25.23	0.48
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,318,302		1,917,252	1,413,027	994,912
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.90		0.90	0.93	0.94
Gross expenses prior to brokerage commission recapture	%	0.90		0.92	0.94	0.95
Net investment income	%	1.50		1.76	1.73	2.13
Portfolio turnover rate	%	23		21	12	16

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more approriately represents the per share data for the period.

102

Financial Highlights (continued)

ING T. Rowe Price Equity Income Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003(1)	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	13.74		12.12	9.72	11.41
Income (loss) from investment operations:
Net investment income	$	0.21	*	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investments	$	0.31		1.61	2.27	(1.68)
Total from investment operations	$	0.52		1.80	2.44	(1.51)
Less distributions from:
Net investment income	$	0.16		0.11	0.03	0.12
Net realized gain on investments	$	0.32		0.07	0.01	0.06
Total distributions	$	0.48		0.18	0.04	0.18
Net asset value, end of period	$	13.78		13.74	12.12	9.72
Total Return(1)%		3.92		14.89	25.16	(13.19)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,067,106		978,340	658,866	418,276
Ratios to average net assets:
Net expenses after brokerage commission recapture and reimbursement of unified fees	%	0.90		0.91	0.93	0.93
Net expenses after reimbursement of unified fees and prior to brokerage commission recapture	%	0.90		0.92	0.94	0.95
Gross expenses before brokerage commission recapture and reimbursement of unified fees	%	0.90		0.92	0.94	0.95
Net investment income	%	1.53		1.52	1.68	1.58
Portfolio turnover rate	%	18		16	12	23

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more approriately represents the per share data for the period.

ING Templeton Global Growth Portfolio

	Class S
	Year Ended December 31,
	2006	2005(1)	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.48	11.30	8.29	10.40
Income (loss) from investment operations:
Net investment income (loss)	$	0.09	0.05	0.03	0.02 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.13	1.19	2.98	(2.12)
Total from investment operations	$	1.22	1.24	3.01	(2.10)
Less distributions from:
Net investment income	$	0.09	0.06	—	0.00 *
Return of capital	$	—	—	—	0.01
Total distributions	$	0.09	0.06	—	0.01
Net asset value, end of period	$	13.61	12.48	11.30	8.29
Total Return(2)%		9.88	10.95	36.31	(20.18)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	380,403	389,945	358,796	226,961
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	1.22	1.26	1.25	1.25
Gross expenses prior to brokerage commission recapture	%	1.22	1.26	1.26	1.26
Net investment income (loss)%		0.67	0.45	0.38	0.20
Portfolio turnover rate	%	109	28	23	36

(1)  Since December 5, 2005, Templeton Global Advisors Limited has served as Sub-Adviser of the ING Templeton Global Growth Portfolio. Capital Guardian Trust Company served as Sub-Adviser of the ING Capital Guardian Managed Global Portfolio from February 1, 2000 to December 4, 2005. Prior to that date, a different firm served as Sub-Adviser.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

103

Financial Highlights (continued)

ING UBS U.S. Allocation Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	9.53		8.65	7.33		8.71
Income (loss) from investment operations:
Net investment income	$	0.13	*	0.11	0.09		0.09 *
Net realized and unrealized gain (loss) on investments	$	0.49		0.83	1.23		(1.38)
Total from investment operations	$	0.62		0.94	1.32		(1.29)
Less distributions from:
Net investment income	$	0.13		0.06	0.00	**	0.09
Total distributions	$	0.13		0.06	0.00		0.09
Net asset value, end of period	$	10.02		9.53	8.65		7.33
Total Return(1)%		6.52		10.93	18.02		(14.77)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	124,059		102,356	68,691		47,394
Ratios to average net assets:
Net expenses after reimbursement of unified fee and brokerage commission recapture	%	0.97		1.01	1.01		1.01
Net expenses after reimbursement of unified fee and prior to brokerage commission recapture	%	0.98		1.01	1.01		1.01
Gross expenses prior to reimbursement of unified fee and brokerage commission recapture	%	1.00		1.01	1.01		1.01
Net investment income	%	1.33		1.65	1.38		1.11
Portfolio turnover rate	%	104		106	203		126

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING Van Kampen Capital Growth Portfolio

	Class S
	Year Ended December 31,					May 1, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.31	9.65	7.89		10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.02)	0.04	0.01		0.01 *
Net realized and unrealized gain (loss) on investments	$	1.57	0.67	1.85		(2.11)
Total from investment operations	$	1.55	0.71	1.86		(2.10)
Less distributions from:
Net investment income	$	0.04	—	0.00	**	0.01
Net realized gains on investments	$	—	0.05	0.10		—
Total distributions	$	0.04	0.05	0.10		0.01
Net asset value, end of period	$	11.82	10.31	9.65		7.89
Total Return(2)%		15.04	7.34	23.65		(21.05)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	61,289	40,272	29,803		6,334
Ratios to average net assets:
Net expenses after reimbursement of expenses(3)%		0.91	0.90	1.02		1.00
Gross expenses prior to reimbursement of expenses(3)%		0.93	0.90	1.02		1.00
Net investment income(3)%		(0.16)	0.44	0.06		0.13
Portfolio turnover rate	%	84	170	120		113

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

104

Financial Highlights (continued)

ING Van Kampen Global Franchise Portfolio

	Class S
	Year Ended December 31,							May 1, 2002(1) to December 31,
	2006	2005		2004(1)		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.63		11.21		8.93		10.00
Income (loss) from investment operations:
Net investment income	$	0.18	*	0.13	*	0.09		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.24		1.29		2.25		(1.11)
Total from investment operations	$	1.42		1.42		2.34		(1.07)
Less distributions from:
Net investment income	$	0.03		—		—		—
Net realized gains on investments	$	0.14		—		0.00	**	—
Return of capital	$	—		—		0.06		—
Total distributions	$	0.17		—		0.06		—
Net asset value, end of period	$	13.88		12.63		11.21		8.93
Total Return(2)%		11.30		12.67		26.24		(10.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	214,349		117,026		58,098		19,133
Ratios to average net assets:
Expenses(3)%		1.25		1.25		1.25		1.25
Net investment income(3)%		1.35		1.20		1.35		0.70
Portfolio turnover rate	%	17		9		9		33

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

ING Van Kampen Growth and Income Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	24.85		21.98	17.23	20.41
Income (loss) from investment operations:
Net investment income	$	0.36	*	0.27	0.23	0.20 *
Net realized and unrealized gain (loss) on investments	$	2.12		2.83	4.57	(3.21)
Total from investment operations	$	2.48		3.10	4.80	(3.01)
Less distributions from:
Net investment income	$	0.26		0.23	0.05	0.17
Net realized gain on investments	$	—		—	—	—
Total distributions	$	0.26		0.23	0.05	0.17
Net asset value, end of period	$	27.07		24.85	21.98	17.23
Total Return(2)%		10.07		14.12	27.87	(14.75)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	852,319		825,240	759,747	599,841
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.89		0.90	0.90	0.91
Gross expenses prior to brokerage commission recapture	%	0.90		0.92	0.94	0.95
Net investment income	%	1.33		1.13	1.25	1.08
Portfolio turnover rate	%	39		52	62	153

(1)  Since January 30, 2002, Van Kampen has served as Sub-Adviser for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm servced as Sub-Adviser.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

105

Financial Highlights (continued)

ING Van Kampen Real Estate Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004	2003(1)		2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	27.61		20.46	14.97		15.64
Income (loss) from investment operations:
Net investment income	$	0.47	†*	0.71	0.78	*	0.73	*
Net realized and unrealized gain (loss) on investments	$	4.07		7.01	4.86		(0.71)
Total from investment operations	$	4.54		7.72	5.64		0.02
Less distributions from:
Net investment income	$	0.31		0.35	0.03		0.44
Net realized gains on investments	$	0.86		0.22	0.12		0.25
Total distributions	$	1.17		0.57	0.15		0.69
Net asset value, end of period	$	30.98		27.61	20.46		14.97
Total Return(2)%		16.78		37.77	37.73		0.20
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	983,628		572,066	341,126		194,207
Ratios to average net assets:
Expenses	%	0.90		0.91	0.93		0.95
Net investment income	%	1.58	†	3.93	4.67		4.56
Portfolio turnover rate	%	24		18	12		27

(1)  Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

†  Effective January 1, 2006, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% on Class I.

ING Wells Fargo Disciplined Value Portfolio

	Class S
	Year Ended December 31,
	2006	2005(1)		2004	2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	14.75		13.14	10.03	14.20
Income (loss) from investment operations:
Net investment income (loss)	$	0.08	*	0.09	0.04	0.02 *
Net realized and unrealized gain (loss) on investments	$	0.77		1.56	3.08	(4.17)
Total from investment operations	$	0.85		1.65	3.12	(4.15)
Less distributions from:
Net investment income	$	0.09		0.04	0.01	0.02
Total distributions	$	0.09		0.04	0.01	0.02
Net asset value, end of period	$	15.51		14.75	13.14	10.03
Total Return(2)%		5.84		12.58	31.11	(29.26)
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	284,655		322,510	340,331	287,276
Ratios to average net assets:
Net expenses after brokerage commission recapture	%	0.88		0.88	0.89	0.87
Gross expenses prior to brokerage commission recapture	%	0.91		0.92	0.94	0.95
Ratio of net investment income (loss) to average net assets	%	0.53		0.58	0.33	0.20
Portfolio turnover rate	%	176		90	106	158

(1)  Since August 29, 2005, Wells Capital Management has served as the Portfolio Manager for the ING Wells Fargo Mid Cap Disciplined Portfolio. Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio from August 1, 2002 to August 28, 2005. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

106

Financial Highlights (continued)

ING Wells Fargo Small Cap Disciplined Portfolio

	Class S
	Year Ended December 31, 2006	November 30, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment loss	$	(0.01)
Net realized and unrealized loss on investments	$	(0.26)
Total from investment operations	$	(0.27)
Net asset value, end of period	$	9.73
Total Return(2)%		(2.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	4,939
Ratios to average net assets:
Net expenses after expense waiver(3)%		1.12
Gross expenses prior to expense waiver(3)%		1.53
Net investment loss(3)%		(1.10)
Portfolio turnover rate	%	1

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

107

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service 2 Class

Balanced Fund

ING MFS Total Return Portfolio

Bond Funds

ING Limited Maturity Bond Portfolio

ING PIMCO Core Bond Portfolio

ING PIMCO High Yield Portfolio

International/Global Funds

ING Global Real Estate Portfolio

ING Global Resources Portfolio

ING Global Technology Portfolio
  (formerly, ING Goldman Sachs TollkeeperSM Portfolio)

ING International Growth Opportunities Portfolio
  (formerly, ING International Portfolio)

ING JPMorgan Emerging Markets Equity Portfolio

ING Julius Baer Foreign Portfolio

ING Marsico International Opportunities Portfolio

ING VP Index Plus International Equity Portfolio

Money Market Fund

ING Liquid Assets Portfolio

Stock Funds

ING Disciplined Small Cap Value Portfolio

ING EquitiesPlus Portfolio

ING Evergreen Health Sciences Portfolio

ING Evergreen Omega Portfolio

ING Janus Contrarian Portfolio

ING JPMorgan Small Cap Core Equity Portfolio
  (formerly ING JPMorgan Small Cap Equity Portfolio)

ING JPMorgan Value Opportunities Portfolio

ING Legg Mason Partners All Cap Portfolio
  (formerly, ING Salomon Brothers All Cap Portfolio)

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING MFS Utilities Portfolio

ING Oppenheimer Main Street Portfolio®

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Pioneer Mid Cap Value Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of certain Portfolios of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in the Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Advisers

Directed Services, LLC ("DSL") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING Disciplined Small Cap Value Portfolio – ING Investment Management Co.

ING EquitiesPlus Portfolio – ING Investment Management Co.

ING Evergreen Health Sciences Portfolio – Evergreen Investment Management Company, LLC

ING Evergreen Omega Portfolio – Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio – ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio – ING Investment Management Co.

ING Global Technology Portfolio – ING Investment Management Co.

ING International Growth Opportunities Portfolio – ING Investment Management Co.

ING Janus Contrarian Portfolio – Janus Capital Management LLC

ING JPMorgan Emerging Markets Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio – J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio – J.P. Morgan Investment Management Inc.

ING Julius Baer Foreign Portfolio – Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio – Clearbridge Advisors, LLC

ING Legg Mason Value Portfolio – Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio – ING Investment Management Co.

ING Liquid Assets Portfolio – ING Investment Management Co.

ING Marsico Growth Portfolio – Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio – Marsico Capital Management, LLC

ING MFS Utilities Portfolio – Massachusetts Financial Services Company

ING MFS Total Return Portfolio – Massachusetts Financial Services Company

ING Oppenheimer Main Street Portfolio® – OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio – Pacific Investment Management Company LLC

ING PIMCO High Yield Portfolio – Pacific Investment Management Company LLC

ING Pioneer Equity Income Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Fund Portfolio – Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio – Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio – ING Investment Management Advisors, B.V.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

Shares of the Portfolios of the Trust may be offered to seperate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000® Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell Investment Group. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000® Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000® Value Index changes. As of December 31, 2006, the smallest company in the Russell 2000® Value Index had a market capitalization of $[ ] million and the largest company had a market capitalization of $[ ] billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000® Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000® Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000® Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Index Strategy Risk
Manager Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

3

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2006, ING IM managed over $[    ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Omar Aguilar, Ph.D	Dr. Aguilar, portfolio manager, has managed the Portfolio since April 2006 and has co-managed the Portfolio since April 2007. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management from July 1999 through January 2002.

Vincent Costa	Vincent Costa, portfolio manager, has co-managed the Portfolio since April 2007. Mr. Costa joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. Mr. Costa has 20 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

4

Description of the Portfolios (continued)

ING EQUITIESPLUS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500® Index or its components ("S&P 500® derivatives"). The S&P 500® derivatives in which the Portfolio invests are backed by a portfolio of fixed-income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500® Index. The S&P 500® Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with Standard & Poor's.

The Sub-Adviser uses S&P 500® derivatives in addition to or in place of securities of companies listed on the S&P 500® Index in an attempt to equal or exceed the performance of the S&P 500® Index. The S&P 500® derivatives in which the Portfolio may invest include options, futures, options on futures and swaps, including credit default swaps.

It is intended that the Portfolio will normally purchase S&P 500® derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500® derivative investments. The Sub-Adviser manages the Portfolio's fixed-income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500® derivatives, when S&P 500® derivatives appear to be overvalued relative to the S&P 500® Index, the Portfolio may invest all of its assets in S&P 500® stocks. The Portfolio also may invest in exchange-traded funds ("ETFs") based on the S&P 500® Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

5

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Credit Risk
Credit Dervaties Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market Trends Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations, as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since April 2006. Prior to joining ING IM, he was a senior fixed-income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100® Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Healthcare Sector Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Short Sales Risk
Small-Capitalization Company Risk

7

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

8

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500® Index, Standard & Poor's MidCap 400 IndexTM and Standard & Poor's SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
S&P 1500 Supercomposite Health Index	[ ]%	[ ]%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 5, 2004. However, all Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and do not have a full calendar year of performance for 2005. Therefore, the bar chart and table above show the Class S shares' performance, adjusted to reflect the higher expenses of Service 2 Class shares. Class S shares commenced operations on May 3, 2004.

(2)  The index returns for the Class S shares are for the period beginning May 1, 2004.

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Walter T. McCormick, CFA	Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity team at EIMC and has managed the Portfolio since September 2006. Mr. McCormick originally was employed by a predecessor of EIMC from 1984 to 1998. Mr. McCormick then joined David L. Babson & Co., Inc. from 1998 to April 2000. From April 2000 to March of 2002 he managed private portfolios. Mr. McCormick rejoined EIMC in March 2002.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

9

Description of the Portfolios (continued)

ING EVERGREEN OMEGA PORTFOLIO

Sub-Adviser

Evergreen Investment Management Company, LLC ("EIMC")

Investment Objective

Long-term capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategy

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that the Sub-Adviser believes can create long-term value for shareholders. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Style Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

10

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 years	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 13, 2004.

(2)  The index return is for the period beginning May 1, 2004.

11

Description of the Portfolios (continued)

More on the Sub-Adviser

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $[ ] billion in assets for the Evergreen funds as of December 31, 2006. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Aziz Hamzaogullari, CFA	Mr. Hamzaogullari is a Managing Director and Director of Research with the Fundamental Equity Team at EIMC. He has been with EIMC since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisors, Inc. Mr. Hamzaogullari has managed the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

12

Description of the Portfolios

ING GLOBAL REAL ESTATE PORTFOLIO

Sub-Adviser

ING Clarion Real Estate Securities L.P. ("INGCRES")

Investment Objective

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs'').

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

•  First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

•  Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Market Capitalization Risk
Market Trends Risk

13

Description of the Portfolios (continued)

Mid-Capitalization Company Risk
Portfolio Turnover Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2006, were valued at approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
T. Ritson Ferguson, CFA	Mr. Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience and has managed the Portfolio since January 2006. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA	Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. Mr. Burton is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995 and has managed the Portfolio since January 2006.

Joseph T. Smith	Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

14

Description of the Portfolios

ING GLOBAL RESOURCES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships ("MLPs"); restricted securities; American Depositary Receipts ("ADRs"); and Global Depositary Receipts ("GDRs").

The Portfolio normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act").

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

15

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Commodities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Natural Resources Risk
OTC Investment Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

16

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance – the Standard & Poor's® 500 Composite Stock Price ("S&P 500®") Index, and the Goldman Sachs Natural Resources Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Goldman Sachs Natural Resources Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Goldman Sachs Natural Resources Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index returns for the Service 2 Class shares are for the period beginning September 1, 2002.

17

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Anthony Socci	Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Socci joined ING IM in 2004 as a Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 25 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.

James A. Vail	James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January 2006. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 31 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

18

Description of the Portfolios (continued)

ING GLOBAL TECHNOLOGY PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the information technology industry, as well as to other related industries such as telecommunications services, media and certain other companies whose businesses may fit such a description. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio invests in securities of foreign issuers (including American Depositary Receipts "ADRs") in a number of different countries, including the United States. Opportunistic investments may be placed in companies in the biotechnology and medical devices industries if the Sub-Adviser believes a company has a promising product which can be brought to market profitability and with high barriers to competitive threat. The Portfolio may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing differentiated products and market-leading technologies.

The Portfolio will invest in companies of all sizes, including small- and mid-capitalization companies, which tend to carry greater risk than larger capitalization companies. The Portfolio may also invest in securities convertible into or exercisable for stock (including preferred stocks, warrants and debentures), and certain options and financial futures contracts ("derivatives").

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. Your investment in the Portfolio is subject to the following principal risks:

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Risk
Other Investment Companies Risk
Price Volatility Risk
Sector Risk
Small-Capitalization Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

19

Description of the Portfolios (continued)

to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

20

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the NYSE Arca Tech 100 IndexSM and the NASDAQ Composite IndexSM. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. The NASDAQ Composite IndexSM is a broad-based capitalization-weighted index that measures all NASDAQ® domestic and international based common type stocks listed on The NASDAQ Stock Market®. Prior to August 7, 2006, the Portfolio compared its performance to the NASDAQ Composite IndexSM. The Portfolio changed the index to which it compares its performance because the S&P 500® Index and the NYSE Arca Tech 100 IndexSM are considered to be more appropriate comparisons. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
NYSE Arca Tech 100 IndexSM	[ ]%	[ ]%(3)	N/A
NASDAQ Composite IndexSM	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ](1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)
NYSE Arca Tech 100 IndexSM	[ ]%	[ ]%	[ ]%(3)
NASDAQ Composite IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  ING IM has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was managed by Goldman Sachs Asset Management, L.P. and had different principal investment strategies. Performance prior to August 7, 2006 is attributable to Goldman Sachs Asset Management, L.P.

(3)  The index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The index returns for Class S shares are for the period beginning May 1, 2001.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[—] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

21

Description of the Portfolios (continued)

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Michael Pytosh	Mr. Pytosh, portfolio manager, has over 19 years of investment experience and joined ING IM in 2004. Mr. Pytosh has served as the Portfolio's portfolio manager since August of 2006. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC since 1996, where he started as a technology sector analyst and ultimately took on the role of the firm's president.

Kei Yamamoto, CFA	Ms. Yamamoto, portfolio manager, joined ING Investment Management in 2006 and is responsible for covering part of the technology sector including computer hardware and software, semi-conductors, storage and peripherals. Ms. Yamamoto has co-managed the Portfolio since April 2007. She joined ING from D.E. Shaw & Co. where she was a senior analyst and sector head for two years. Before that she was partner and co-portfolio manager at Mosaic Asset Management for four years. She previously held senior positions with J. & W. Seligman & Co. and Oppenheimer Funds & Co., Inc. Kei has 19 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

22

Description of the Portfolios (continued)

ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Portfolio may invest in derivative instruments, including futures. The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good relatively attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.

The Portfolio may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk
Manager Risk

23

Description of the Portfolios (continued)

Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Sovereign Debt Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

24

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance – the Morgan Stanley Capital International Europe, Australasia, Far East GrowthSM ("MSCI EAFE GrowthSM") Index and the Morgan Stanley Capital International Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). The MSCI EAFE® Growth Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Prior to August 1, 2006 the Portfolios compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI EAFE GrowthSM Index is considered to be a more appropriate comparison. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
MSCI EAFE GrowthSM Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ](1)
MSCI EAFE GrowthSM Index	[ ]%	[ ]%	[ ]%(3)
MSCI EAFE® Index	[ ]%	[ ]%	[ ](3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  On April 30, 2007, the Portfolio changed its name to ING International Growth Opportunities Portfolio from ING International Portfolio.

(3)  The index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning January 1, 2002.

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Uri Landesman	Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington Capital Management since 2001. Uri has over 21 years of experience and began his career at Sanford C. Bernstein & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of the Portfolios (continued)

ING JANUS CONTRARIAN PORTFOLIO

Sub-Adviser

Janus Capital Management LLC ("Janus Capital")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is classified as non-diversified. Although the Portfolio may satisfy the requirements for a diversified Portfolio, its non-diversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Credit Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Liquidity Risk

26

Description of the Portfolios (continued)

Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Special Situations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expense were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

27

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of the 500 largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2006, JCG assets under management were approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David C. Decker, CFA	Portfolio manager of the Portfolio since October 2000.

Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of the Portfolios (continued)

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") IndexSM. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended, ("1940 Act").

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

29

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

30

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
MSCI Emerging Markets IndexSM	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
MSCI Emerging Markets IndexSM	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)   The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning March 1, 1998.

31

Description of the Portfolios (continued)

More on the Sub-Adviser

JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Austin Forey	Primary portfolio manager and Managing Director of the Portfolio since [ ]. Austin Forey has been at JPMorgan (or one of its predecessors) since 1988 and is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary	Portfolio manager of the Portfolio since September 2005. Mr. el Ansary has been an employee at JPMorgan since 1999, and is a Global Emerging Markets Portfolio Manager. Prior to joining the Global Team, Mr. el Ansary was an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA	Portfolio manager of the Portfolio since September 2005. Mr. Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

32

Description of the Portfolios (continued)

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Capital growth over the long term. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-capitalization companies are companies with market capitalization equal to those within a universe of Russell 2000® Index stocks. Market capitalization is the total market value of a company's shares.

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000® Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk

33

Description of the Portfolios (continued)

Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table of the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

34

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 2000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Index	[ ]%	[ ]%(3)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002. On November 6, 2006, the Portfolio changed its name to ING JPMorgan Small Cap Core Equity Portfolio from ING JPMorgan Small Cap Equity Portfolio.

(3)  The index return is for the period beginning September 1, 2002.

More on the Sub-Adviser

JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Christopher T. Blum, CFA	Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent 2 years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Mr. Blum is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Dennis S. Ruhl, CFA	Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. Mr. Ruhl is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

Glenn Gawronski, CFA	Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap Equity Group and has 9 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation and has been managing the Portfolio since [mo yr].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

35

Description of the Portfolios (continued)

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sub-Adviser

J.P. Morgan Investment Management Inc. ("JPMorgan")

Investment Objective

Long-term capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Style Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Price Volatility Risk
Value Investing Risk

36

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

37

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(2)	N/A

(1)  Service 2 Class shares commenced operations on May 4, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 245 Park Avenue, New York, New York 10167. As of December 31, 2006, JPMorgan and its affiliates had $1,013 billion in assets under management.

The following individuals share responsibility for the day-to day management of the Portfolio:

Name	Position and Recent Business Experience
Bradford L. Frishberg	Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. Mr. Frishberg is also a CFA charterholder and has been managing the Portfolio since [ ].

Alan Gutmann	Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991-2000. Mr. Gutmann and has been managing the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

38

Description of the Portfolios (continued)

ING JULIUS BAER FOREIGN PORTFOLIO

Sub-Adviser

Julius Baer Investment Management LLC ("JBIM")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

39

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Liquidity Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Price Volatility Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

40

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measure of market performance – the Morgan Stanley All World ex-U.S. ("MSCI All Country World ex-U.S.") Index and the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI All Country World ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Prior to April 30, 2007, the Portfolio compared its performance to the MSCI EAFE® Index. The Portfolio changed the index to which it compares its performance because the MSCI All Country World ex-U.S. Index is considered to be a more appropriate comparison. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
MSCI All Country World ex-U.S. Index	[ ]%	[ ]%(3)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(3)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3)  The index returns are for the period beginning September 1, 2002.

41

Description of the Portfolios (continued)

More on the Sub-Adviser

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly-owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2006, JBIM managed over $[ ] billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Rudolph-Riad Younes, CFA	Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993. Mr. Younes has managed the Portfolio since [ ].

Richard Pell	Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995. Mr. Pell has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

42

Description of the Portfolios (continued)

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

Sub-Adviser

ClearBridge Advisors, LLC ("ClearBridge")

Investment Objective

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

Principal Investment Strategies

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under-priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:

•  Low market valuations measured by its valuation models; and

•  Positive changes in earnings prospects because of factors such as:

*  New, improved or unique products and services;

*  New or rapidly expanding markets for the company's products;

*  New management;

*  Changes in the economic, financial, regulatory or political environment particularly affecting the company;

*  Effective research, product development and marketing; and

*  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

43

Description of the Portfolios (continued)

Pending Merger

On January 10, 2007, the Board approved a proposal to reorganize the Portfolio into ING Janus Contrarian Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger you will hold shares of ING Janus Contrarian Portfolio. For more information regarding ING Janus Contrarian Portfolio, see the section entitled "Description of the Portfolios – ING Janus Contrarian Portfolio" or contact a Shareholder Services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other

44

Description of the Portfolios (continued)

products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 3000® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  On December 1, 2006, the Sub-Adviser changed from Salomon Brothers Asset Management Inc. a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge, also a wholly-owned subsidiary of Legg Mason, Inc. Performance prior to December 1, 2006 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Service 2 Class shares is for period beginning September 1, 2002. The index return for Class S shares is for the period beginning February 1, 2000.

45

Description of the Portfolios (continued)

More on the Sub-Adviser

ClearBridge is a recently-organized investment adviser that has been formed to succeed the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005. As of December 31, 2006, ClearBridge managed $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John G. Goode	Managing Director, ClearBridge.

Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969, and has managed the Portfolio since [ ].

Peter J. Hable	Managing Director, ClearBridge.

Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983, and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

46

Description of the Portfolios (continued)

ING LEGG MASON VALUE PORTFOLIO

Sub-Adviser

Legg Mason Capital Management, Inc. ("Legg Mason")

Investment Objective

Long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus, the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

47

Description of the Portfolios (continued)

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Diversification Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Mid-Capitalization Company Risk
OTC Investment Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

48

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning October 1, 2000.

49

Description of the Portfolios (continued)

More on the Sub-Adviser

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2006, Legg Mason managed over $[ ] billion in assets.

Name	Position and Recent Business Experience
Bill Miller – CIO	Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer ("CIO"). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay	Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989 and has been managing the Portfolio since May 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

50

Description of the Portfolios (continued)

ING LIMITED MATURITY BOND PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

•  Active Duration Management. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

•  Yield Curve Analysis. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

•  Sector Selection. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

•  Security Selection. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

51

Description of the Portfolios (continued)

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Credit Derivatives Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

52

Description of the Portfolios (continued)

Because Service 2 Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Lehman Brothers 1-3 Year Government/Credit Bond Index	[ ]%	[ ]%	[ ]%

(1)  Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

53

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately held managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James B. Kauffmann	Mr. Kauffmann, portfolio manager, has been with ING IM's since 1996, and has managed the Portfolio since [mo yr]. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

54

Description of the Portfolios (continued)

ING LIQUID ASSETS PORTFOLIO

Sub-Adviser

ING Investment Management Co. ("ING IM")

Investment Objective

High level of current income consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.
The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

•  First, a formal list of high-quality issuers is actively maintained;

•  Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

•  Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

•  Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

55

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Inability to Sell Securities Risk
Foreign Investment Risk
Interest Rate Risk
Manager Risk
Mortgage-Related Securities Risk
Other Investment Companies Risk
Sector Risk
U.S. Government Securities and Obligations Risk

An investment in the Portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance to the performance from year to year, and the table compares the Portfolio's performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

56

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
iMoneyNet First Tier Retail Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
iMoneyNet First Tier Retail Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

For the Portfolio's Service 2 Class shares' 7 day yield and current 7 day effective yield, please call the Portfolio at (800) 366-0066.

57

Description of the Portfolios (continued)

More on the Sub-Adviser

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
David S. Yealy	Mr. Yealy joined ING IM in November 2004 and has over 20 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management where he was employed since 1991.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

58

Description of the Portfolios (continued)

ING MARSICO GROWTH PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the Portfolio also may typically include companies with more aggressive characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

59

Description of the Portfolios (continued)

The Portfolio may also invest in foreign securities including American Depositary Receipts ("ADRs") or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Price Volatility Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

60

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

61

Description of the Portfolios (continued)

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Thomas F. Marsico	Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

62

Description of the Portfolios (continued)

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Sub-Adviser

Marsico Capital Management, LLC ("Marsico")

Investment Objective

Seeks long-term growth of capital. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments including American Depositary Receipts ("ADRs") or other depositary receipts. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities including up to 5% of its total assets in high-yield bonds or up to 5% in mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is customized to follow a particular company and is generally intended to replicate and describe a company's past, present and typically potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental

63

Description of the Portfolios (continued)

earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities
Foreign Investment Risk
Growth Investing Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Investment Model Risk
Interest Rate Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Price Volatility Risk
Restricted or Illiquid Securities Risk
Sector Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

64

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

65

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East® ("MSCI EAFE®") Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 2, 2005.

(2)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2006, Marsico managed approximately $84 billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James G. Gendelman	Mr. Gendelman is the portfolio manager and has managed the Portfolio since April 2005. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

66

Description of the Portfolios (continued)

ING MFS TOTAL RETURN PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

Principal Investment Strategies

The Sub-Adviser invests in equity securities and debt instruments. The Sub-Adviser seeks to invest between 40%, and 75% of the Portfolio's net assets in equity securities and at least 25% of the Portfolio's total assets in fixed-income senior securities.

The Sub-Adviser may invest the Portfolio's assets in foreign securities.

The Sub-Adviser focuses on investing the Portfolio's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.

While the Sub-Adviser may invest the Portfolio's assets in companies of any size, the Sub-Adviser generally focuses on companies with large capitalizations.

The Sub-Adviser generally invests substantially all of the Portfolio's investments in investment grade debt instruments.

The Sub-Adviser may invest the Portfolio's assets in mortgage dollar rolls.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include analysis of earnings, price, cash flows, competitive position and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

67

Description of the Portfolios (continued)

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments:  Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer's pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring the outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments:  Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument's original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls:  Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors, and collars.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk

68

Description of the Portfolios (continued)

Interest Rate Risk
Investment Model Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Securities Lending Risk
Sovereign Debt Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

69

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and the 60% S&P 500® and 40% LBAB ("Composite") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
LBAB Index	[ ]%	[ ]%(2)	N/A
Composite Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)
LBAB Index	[ ]%	[ ]%	[ ]%(2)
Composite Index	[ ]%	[ ]%	[ ]%(2)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning August 1, 1998.

More on the Sub-Adviser

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brooks Taylor	Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since [mo] 2004.

Kenneth J. Enright	Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since [mo] 1999.

70

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Steven R. Gorham	Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since [mo] 2002.

Nevin P. Chitkara	Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. Mr. Chitkara has managed the Portfolio since May 2006.

Michael W. Roberge	Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since [mo] 2002.

William P. Douglas	Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 16 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and Senior Mortgage Analyst for Wellington Management Company, LLP. Mr. Douglas has managed the Portfolio since [mo] 2004.

Alan T. Langsner	Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since [mo] 2004.

Richard O. Hawkins, CFA	Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988. Mr. Hawkins has managed the Portfolio since October 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

71

Description of the Portfolios (continued)

ING MFS UTILITIES PORTFOLIO

Sub-Adviser

Massachusetts Financial Services Company ("MFS")

Investment Objective

To seek total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in securities of issuers in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not issuers engaged in public broadcasting).

The Sub-Adviser may invest the Portfolio's assets in companies of any size.

The Sub-Adviser may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

The Sub-Adviser may invest the Portfolio's assets in debt instruments, including lower quality debt instruments, as well as equity securities.

The Sub-Adviser primarily invests the Portfolio's investments in investment grade debt instruments, but may also invest in lower quality debt instruments.

The Sub-Adviser may also invest the Portfolio's assets in derivatives.

The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political and regulatory conditions. Factors considered for equity securities may include earnings, price, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

Equity Securities:  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stock, and depository receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as "high yield securities" or "junk bonds," are debt instruments of less than investment grade quality.

Corporate Bonds:  Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, indexed securities, inverse floating rate instruments, swaps, caps, floors and collars.

72

Description of the Portfolios (continued)

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Credit Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Interest Rate Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
OTC Investment Risk
Portfolio Turnover Risk
Sector Risk
U.S. Government Securities and Obligations Risk
Utilities Industry Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

73

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

74

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Utilities ("S&P 500® Utilities") Index. The S&P 500® Utilities Index measures the performance of the utilities sector. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Utilities Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 2, 2005.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Maura A. Shaughnessy	Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991 and has managed the Portfolio since April 2005.

Robert D. Persons, CFA	Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000 and has managed the Portfolio since April 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

75

Description of the Portfolios (continued)

ING OPPENHEIMER MAIN STREET PORTFOLIO®

Sub-Adviser

OppenheimerFunds, Inc. ("OppenheimerFunds")

Investment Objective

Long-term growth of capital and future income.

Principal Investment Strategies

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•  Multi-Factor Quantitative Models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•  Fundamental Research: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•  Judgment: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Inability to Sell Securities Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

76

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

77

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street – 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $[ ] billion in assets as of December 31, 2006 including other Oppenheimer funds, with more than [ ] million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Nikolaos D. Monoyios, CFA	Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President of OppenheimerFunds since October 2003 and is formerly Vice President of OppenheimerFunds from April 1998 through September 2003. Mr. Monoyios is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November 2004.

Marc Reinganum	Dr. Reinganum is a Vice President of OppenheimerFunds since September 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. Mr. Reinganum is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since November 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

78

Description of the Portfolios (continued)

ING PIMCO CORE BOND PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

79

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk
Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

80

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
LBAB Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
LBAB Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Pacific Investment Management Company, LLC ("PIMCO") has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different sub-adviser and different principal investment strategies.

(3)  The index return for the Service 2 Class shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

81

Description of the Portfolios (continued)

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Pasi Hamalainen	Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has 13 years of investment experience. Mr. Hamalainen has managed the Portfolio since September 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

82

Description of the Portfolios (continued)

ING PIMCO HIGH YIELD PORTFOLIO

Sub-Adviser

Pacific Investment Management Company LLC ("PIMCO")

Investment Objective

Seeks maximum total return, consistent with the preservation of capital and prudent investment management. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on the Sub-Adviser's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio's total assets. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities and event-linked bonds, loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments, including swaps.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Credit Derivatives Risk
Credit Risk

83

Description of the Portfolios (continued)

Currency Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Leveraging Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Maturity Risk
Mortgage-Related Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

84

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Merrill Lynch U.S. High Yield Constrained Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return for Class S shares is for the period beginning May 1, 2004.

More on the Sub-Adviser

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2006, PIMCO had over $667 billion in assets under management.

Pacific Investment Management Company, LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Raymond G. Kennedy	Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that he was a consultant for Anderson Consulting (now Accenture) in Los Angeles and London. He has 20 years of investment management experience. Mr. Kennedy has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

85

Description of the Portfolios (continued)

ING PIONEER EQUITY INCOME PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

The Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers that are expected to produce income. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The income-producing equity securities in which the Portfolio may invest include common stocks, preferred stocks, equity-based exchange-traded funds ("ETFs") and equity interests in real estate investment trusts ("REITs"). The remainder of the assets may be invested in debt securities, most of which are expected to be convertible into common stocks. Generally, the Portfolio acquires debt securities that are investment grade, but the Portfolio may invest up to 10% of its net assets in below investment grade debt securities, including convertible debt securities.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Sub-Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. In making these assessments, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  Good prospects for dividend growth.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Credit Risk
Debt Securities Risk
Equity Securities Risk
High-Yield, Lower Grade Debt Securities

86

Description of the Portfolios (continued)

Inability to Sell Securities Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the "Performance of Similarly Managed Mutual Funds" section of this Prospectus.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, has managed the Portfolio since [mo yr]. Mr. Carey is a director of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager, has managed the Portfolio since [mo yr]. Mr. Hunnewell is a vice president of Pioneer. Prior to joining Pioneer in August 2001, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

87

Description of the Portfolios (continued)

ING PIONEER FUND PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Reasonable income and capital growth. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds ("ETFs") that invest primarily in equity securities, equity interests in real estate investment trusts ("REITs") depositary receipts, warrants, rights and preferred stocks. The Portfolio may invest up to 20% of its net assets in REITs.

The Portfolio may also invest up to 20% of its total assets in foreign issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Above average potential for earnings and revenue growth;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales; and

•  A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Other Investment Companies Risk

88

Description of the Portfolios (continued)

Real Estate Investment Trusts Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

89

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2005.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
John A. Carey	Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Carey has managed the Portfolio since April 2005.

Walter Hunnewell, Jr.	Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. Mr. Hunnewell has managed the Portfolio since April 2005.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

90

Description of the Portfolios (continued)

ING PIONEER MID CAP VALUE PORTFOLIO

Sub-Adviser

Pioneer Investment Management, Inc. ("Pioneer")

Investment Objective

Capital appreciation. The investment objective of the Portfolio is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines mid-size companies as those companies whose market values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value® Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value® Index as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Value® Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio invests are common stocks, preferred stocks, depositary receipts, convertible debt, equity interests in real estate investment trusts ("REITs") and shares of other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities.

The Portfolio may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

•  Favorable expected returns relative to perceived risk;

•  Management with demonstrated ability and commitment to the company;

•  Low market valuations relative to earnings forecast, book value, cash flow and sales;

•  Turnaround potential for companies that have been through difficult periods;

•  Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

•  Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk

91

Description of the Portfolios (continued)

Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

92

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell MidCap® Value Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on April 29, 2005.

(2)  The index return for Class S shares is for the period beginning May 1, 2005.

More on the Sub-Adviser

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2006, Pioneer's assets under management were approximately $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the Portfolio:

Name	Position and Recent Business Experience
Timothy Horan	Mr. Horan, assistant portfolio manager, has managed the Portfolio since May 2006. Mr. Horan joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State Street Research from 1998 to 2004.

J. Rodman Wright	Mr. Wright, portfolio manager and Senior Vice President, he has managed the Portfolio since April 2005. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Messrs. Wright and Horan are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

93

Description of the Portfolios (continued)

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

Sub-Adviser

ING Investment Management Advisors, B.V. ("IIMA")

Investment Objective

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® ("MSCI EAFE®") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE® Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE® Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE® Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Index Strategy Risk
Investment Model Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk

94

Description of the Portfolios (continued)

Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Service 2 Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

95

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the MSCI EAFE® Index. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
MSCI EAFE® Index	[ ]%	[ ]%(2)	N/A

(1)  Class S shares commenced operations on July 29, 2005.

(2)  The index return for Class S shares is for the period beginning August 1, 2005.

More on Sub-Adviser

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers, The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Carl Ghielen	Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since July 2005. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen has over 15 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen	Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since July 2005. He joined IIMA or its affiliates in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

The Statement of Additional Information provides additional information about each Portfolio Manager's compensation, other accounts managed by each portfolio manager and each Portfolio Manager's ownership of securities in the Portfolio.

96

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Services Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements, and Recoupments(2)	Net Operating Expenses
ING Disciplined Small Cap Value	0.55%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Equities Plus	0.30%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Evergreen Health Sciences(3)	0.75%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Evergreen Omega(3)	0.60%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Global Real Estate	0.80%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Global Resources(3)	0.65%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Global Technology(3)	1.25%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING International Growth Opportunities(3)	1.00%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Janus Contrarian(3)	0.79%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING JPMorgan Emerging Markets Equity(3)	1.25%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING JPMorgan Small Cap Core Equity(3)	0.89%	0.25%	0.25%	[ ]	[ ]%	[ ]%(5)	[ ]%(4)
ING JPMorgan Value Opportunities	0.40%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Julius Baer Foreign(3)	0.92%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Legg Mason Partners All Cap(3)	0.74%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Legg Mason Value(3)	0.79%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Limited Maturity Bond(3)	0.28%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Liquid Assets(3)	0.28%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Marsico Growth(3)	0.76%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%(4)
ING Marsico International Opportunities	0.54%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING MFS Total Return(3)	0.64%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING MFS Utilities	0.60%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Oppenheimer Main Street®(3)	0.63%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING PIMCO Core Bond(3)	0.59%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING PIMCO High Yield(3)	0.49%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING Pioneer Equity Income	0.65%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%	1.10%
ING Pioneer Fund(3)	0.74%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(7)	[ ]%
ING Pioneer Mid Cap Value(3)	0.64%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(7)	[ ]%
ING VP Index Plus International Equity(3)	0.45%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 Class shares for ING Evergreen Health Sciences were not in operation as of December 31, 2006 and the Service 2 Class shares for ING Marsico International Opportunities, ING MFS Utilities and ING PIMCO High Yield ING Pioneer Fund and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSL and ING Investments, as Advisers to the Portfolios, have agreed. Operating expenses for ING Pioneer Equity Income Portfolio are estimated as it had not commenced operations as of December 31, 2006. For ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolio which had not had a full year of operations, operating expenses are based on the actual Portfolio's Class S shares estimated amounts for the current fiscal year. Because the Service 2 Class shares for ING Limited Maturity Bond and ING VP Index Plus International Equity do not have a full year of operations expenses are based on the Portfolios' actual operating expenses for Class S shares as adjusted for contractual changes, if any, and fee waivers to which DSL and ING Investments, as advisers to the Portfolios, have agreed. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSL or ING Investments as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2)  DSL has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  The Management Agreement between the Trust and its manager, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

97

Portfolio Fees and Expenses (continued)

Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4)  A portion of the brokerage commissions that the ING JPMorgan Small Cap Core Equity, ING Legg Mason Partners All Cap, and ING Marsico Growth and pay is used to reduce each Portfolio's expenses. Including these reductions the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 was [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(5)  DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio and ING Legg Mason Partners All Cap Portfolio. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]% and [ ]%, respectively. These expense waivers will continue through at least May 1, 2008. There is no guarantee that these waivers will continue after this date. This agreement will only renew if DSL elects to renew it.

(6)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios, average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated for the current fiscal year as they did not have a full calendar year operations as of December 31, 2006. "Other Expenses" for ING Pioneer Equity Income are estimated for the current fiscal year as the Portfolio had not commenced operations as of December 31, 2006.

(7)  DSL and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL or ING Investments, within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it. Further, regarding ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. The expense limitation agreement will continue through at least September 1, 2008 for ING FMRSM Equity Income Portfolio and May 1, 2008 for ING Pioneer Equity Income Portfolio.

Example(1). The Example is intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Disciplined Small Cap Value	$[ ]	$[ ]	$[ ]	$[ ]
ING Equities Plus	$[ ]	$[ ]	$[ ]	$[ ]
ING Evergreen Health Sciences	$[ ]	$[ ]	$[ ]	$[ ]
ING Evergreen Omega	$[ ]	$[ ]	$[ ]	$[ ]
ING Global Real Estate	$[ ]	$[ ]	$[ ]	$[ ]
ING Global Resources	$[ ]	$[ ]	$[ ]	$[ ]
ING Global Technology	$[ ]	$[ ]	$[ ]	$[ ]
ING International Growth Opportunities	$[ ]	$[ ]	$[ ]	$[ ]
ING Janus Contrarian	$[ ]	$[ ]	$[ ]	$[ ]
ING JPMorgan Emerging Markets Equity	$[ ]	$[ ]	$[ ]	$[ ]
ING JPMorgan Small Cap Core Equity	$[ ]	$[ ]	$[ ]	$[ ]
ING JPMorgan Value Opportunities	$[ ]	$[ ]	$[ ]	$[ ]
ING Julius Baer Foreign	$[ ]	$[ ]	$[ ]	$[ ]
ING Legg Mason Partners All Cap	$[ ]	$[ ]	$[ ]	$[ ]
ING Legg Mason Value	$[ ]	$[ ]	$[ ]	$[ ]
ING Limited Maturity Bond	$[ ]	$[ ]	$[ ]	$[ ]
ING Liquid Assets	$[ ]	$[ ]	$[ ]	$[ ]
ING Marsico Growth	$[ ]	$[ ]	$[ ]	$[ ]
ING Marsico International Opportunities	$[ ]	$[ ]	$[ ]	$[ ]
ING MFS Total Return	$[ ]	$[ ]	$[ ]	$[ ]
ING MFS Utilities	$[ ]	$[ ]	$[ ]	$[ ]
ING Oppenheimer Main Street®	$[ ]	$[ ]	$[ ]	$[ ]
ING PIMCO High Yield	$[ ]	$[ ]	$[ ]	$[ ]
ING PIMCO Core Bond	$[ ]	$[ ]	$[ ]	$[ ]
ING Pioneer Equity Income(2)	$[ ]		$[ ]
ING Pioneer Fund	$[ ]	$[ ]	$[ ]	$[ ]
ING Pioneer Mid Cap Value	$[ ]	$[ ]	$[ ]	$[ ]
ING VP Index Plus International Equity	$[ ]	$[ ]	$[ ]	$[ ]

(1)  The Example table numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)  The Example table numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-year period.

98

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Commodities Risk.  Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligations or goes bankrupt.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

99

Summary of Principal Risks (continued)

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preffered stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong

100

Summary of Principal Risks (continued)

financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political , social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Healthcare Sector Risk. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

101

Summary of Principal Risks (continued)

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. An Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

102

Summary of Principal Risks (continued)

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk. Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental cost. The production and marketing of natural resources may be affected by action and changes in governments.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying

103

Summary of Principal Risks (continued)

securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a

104

Summary of Principal Risks (continued)

delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Short Sales Risk. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Utilities Industry Risk. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects

105

Summary of Principal Risks (continued)

of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty is increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

106

More Information

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the "1940 Act". A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under a Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent

107

More Information (continued)

Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL for their services. Out of this management fee, DSL and ING Investment in turn pay the Sub-Advisers their respective sub-advisory and ING Investments fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Equity Income and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Distribution Fees. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

108

More Information (continued)

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.

Service Fees. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' 12b-1 plan and the Agreement, Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

109

More Information (continued)

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Advisers and Sub-Advisers will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or a Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

110

More Information (continued)

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation polices and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

111

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

112

Management of the Portfolios

Advisers

DSL, a Delaware limited liability company, and ING Investments, an Arizona corporation, serve as the advisers to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL and ING Investments are registered with the SEC as investment advisers and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2006, ING Investments had approximately $[ ] billion in registered investment company assets.

DSL and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSL and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSL and ING Investments delegate to each Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSL and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSL and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL and ING Investments received exemptive relief from the SEC permitting DSL and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a Sub-Adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Disciplined Small Cap Value	%
ING Equities Plus	%
ING Evergreen Health Services	%
ING Evergreen Omega	%
ING Global Real Estate	%
ING Global Resources	%
ING Global Technology	1.25%
ING International	%
ING Janus Contrarian	%
ING JPMorgan Emerging Markets Equity	%
ING JPMorgan Small Cap Core Equity	%
ING JPMorgan Value Opportunities	%

113

Management of the Portfolios (continued)

Portfolio	Advisory Fees (as a % of average daily net assets)
ING Julius Baer Foreign	%
ING Legg Mason Partners All Cap	%
ING Legg Mason Value	%
ING Limited Maturity Bond	%
ING Liquid Assets	%
ING Marsico Growth	%
ING Marsico International Opportunities	%
ING MFS Total Return	%
ING MFS Utilities	%
ING Oppenheimer Main Street®	%
ING PIMCO Core Bond	%
ING PIMCO High Yield	%
ING Pioneer Equity Income(1)	0.65%
ING Pioneer Fund	%
ING Pioneer Mid Cap Value	%
ING VP Index Plus International Equity	%

(1)  Because the Portfolio had not commenced operations as of December 31, 2006, the amount shown is the annual advisory fee to be paid for the current fiscal year

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

114

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

115

Performance of Similarly Managed Mutual Funds

ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio®, ING PIMCO High Yield Portfolio, ING Pioneer Equity Income Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Evergreen Health Care Fund – Class A (EHABX)	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%(3)
S&P 1500 Supercomposite Healthcare Sector Index.	[ ]%	[ ]%	[ ]%	[ ]%(3)
Evergreen Omega Fund – Class A (EKOAX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%
ING Global Real Estate Fund – Class A (IGLAX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index	[ ]%	[ ]%	[ ]%	[ ]%(5)

116

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
ING Index Plus International Equity Fund – Class A (IFIAX)	[ ]%	[ ]%	[ ]%	[ ]%(6)
(Comparable to ING VP Index Plus International Equity Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(7)
JPMorgan Emerging Markets Fund – Class A (JFAMX)	[ ]%	[ ]%	[ ]%	[ ]%(8)
(Comparable to ING JPMorgan Emerging Markets Equity Portfolio)
MSCI Emerging Market IndexSM	[ ]%	[ ]%	[ ]%	[ ]%(9)
JPMorgan Value Opportunities Fund – Class A (JVOAX)	[ ]%	[ ]%	[ ]%	[ ]%(10)
(Comparable to ING JPMorgan Value Opportunities Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(11)
Julius Baer International Equity Fund – Class A (BJBIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%
Legg Mason Value Fund – Class I (LMNVX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Marsico International Opportunities Fund (MIOFX)	[ ]%	[ ]%	[ ]%	[ ]%(12)
(Comparable to ING Marsico International Opportunities Portfolio)
MSCI EAFE® Index	[ ]%	[ ]%	[ ]%	[ ]%(13)
MFS Utilities Fund – Class A (MMUFX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index	[ ]%	[ ]%	[ ]%	[ ]%
Oppenheimer Main Street Fund – Class A (MSIGX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Oppenheimer Main Street Portfolio®)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield Fund – Class A (PHDAX)	[ ]%	[ ]%	[ ]%	[ ]%(14)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated Constrained Index	[ ]%	[ ]%	[ ]%	[ ](15)
Merrill Lynch U.S. High Yield BB-B Rated Index	[ ]%	[ ]%	[ ]%	[ ](15)
Pioneer Equity Income Fund – Class A (PEQIX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio)
	[ ]%	[ ]%	[ ]%	[ ]%

117

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
Pioneer Equity Income Portfolio VCT I	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Equity Income Portfolio)
Russell 1000 Value Index	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Fund – Class A (PIODX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Fund Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Pioneer Mid Cap Value Fund – Class A (PCGRX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500® Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000® Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

(2)  Fund commenced operations on December 22, 1999.

(3)  Index return is for period beginning January 1, 2000.

(4)  Fund commenced operations on November 5, 2001.

(5)  Index return is for period beginning November 1, 2001.

(6)  Fund commenced operations on December 21, 2005

(7)  Index return is for period beginning January 1, 2006.

(8)  Fund commenced operations on September 28, 2001.

(9)  Index return is for period beginning October 1, 2001.

(10)  Fund commenced operations on December 31, 2001.

(11)  Index return is for period beginning January 1, 2002.

(12)  Fund commenced operations on June 30, 2000.

(13)  Index return is for period beginning July 1, 2000.

(14)  Fund commenced operations on January 13, 1997.

(15)  Index return is for period beginning January 1, 1997.

118

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 Class shares of ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2006 (the Portfolios' fiscal year end), audited financial highlights are presented for Class S shares of the Portfolios.

Because the Service 2 Class shares of ING Disciplined Small Cap Value Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end), audited financial highlights are presented for Class I shares of the Portfolio.

For ING Pioneer Equity Income Portfolio, audited financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

ING Disciplined Small Cap Value Portfolio

Class I
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

119

Financial Highlights (continued)

ING EquitiesPlus Portfolio

Service 2 Class
June 1, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

ING Evergreen Health Sciences Portfolio

	Service 2 Class
	Year Ended December 31, 2006	May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.01)
Net realized and unrealized gain on investments	$	—
Total from investment operations	$	(0.01)
Less distributions from:
Net investment income	$	—
Net realized gains on investments	$	—
Total distributions	$	—
Net asset value, end of period	$	9.99
Total Return(2)%		(0.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,731
Ratios to average net assets:
Net expenses(3)%		1.15
Net investment income (loss)(3)%		(0.41)
Portfolio turnover rate	%	88

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01

120

Financial Highlights (continued)

ING Evergreen Omega Portfolio

	Service 2 Class
	Year Ended December 31,		May 3, 2004(1) to December 31,
	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.53	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	$	0.43	0.56
Total from investment operations	$	0.40	0.58
Less distributions from:
Net investment income	$	—	0.05
Total distributions	$	—	0.05
Net asset value, end of period	$	10.93	10.53
Total Return(2)%		3.80	5.77
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	961	317
Ratios to average net assets:
Net expense after expense waiver(3)(4)%		1.00	1.00
Gross expenses prior to expense waiver(3)(4)%		1.10	1.00
Net investment income (loss)(3)%		(0.37)	0.49
Portfolio turnover rate	%	140	87

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

ING Global Real Estate Portfolio

Service 2 Class
May 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Expenses(3)%
Net investment income(3)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount is less than $0.01.

121

Financial Highlights (continued)

ING Global Resources Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(2) to December 31,
	2006	2005	2004(1)		2003	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	15.68	14.90		9.82	9.95
Income (loss) from investment operations:
Net investment income	$	0.09	0.20	*	0.12	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	5.55	0.72		5.00	(0.12)
Total from investment operations	$	5.64	0.92		5.12	(0.09)
Less distributions from:
Net investment income	$	0.14	0.14		(0.04)	0.04
Net realized gain on investments	$	0.90	—		—	—
Total distributions	$	1.04	0.14		(0.04)	0.04
Net asset value, end of period	$	20.28	15.68		14.90	9.82
Total Return(2)%		37.54	6.23		52.12	(0.87)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	22,548	10,141		3,075	107
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.05	1.07		1.09	1.10
Gross expenses before expense waiver(3)(4)%		1.15	1.07		1.09	1.10
Net investment income(3)%		0.85	1.40		1.89	0.94
Portfolio turnover rate	%	334	176		117	187

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Global Technology Portfolio

	Service 2 Class
	Year Ended December 31,				September 9, 2002(2) to December 31,
	2006	2005	2004	2003(1)	2002(1)
Per Share Operating Performance:
Net asset value, beginning of period	$	7.46	6.70	4.76	4.52
Income (loss) from investment operations:
Net investment loss	$	(0.07)	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain on investments	$	0.18	0.80	2.02	0.27
Total from investment operations	$	0.11	0.76	1.94	0.24
Less distributions from:
Net realized gain on investments	$	0.38	—	—	—
Total distributions	$	0.38	—	—	—
Net asset value, end of period	$	7.19	7.46	6.70	4.76
Total Return(3)%		1.78	11.34	40.76	5.31

Ratios and Supplemental Data:

Net assets, end of period (in 000's) $	5,745	4,361	2,597	64
Ratios to average net assets:
Net expenses after waiver/reimbursement of expenses(4)(5)%	1.55	1.76	2.00	2.01
Gross expenses prior to waiver/reimbursement of expenses(4)(5)%	1.86	1.76	2.00	2.01
Net investment loss(4)%	(1.16)	(0.69)	(1.77)	(1.93)
Portfolio turnover rate %	76	64	30	42

(1)  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

122

Financial Highlights (continued)

ING International Growth Opportunities Portfolio

	Service 2 Class
	Year Ended December 31,				September 9, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.25	8.89	6.90	7.10
Income (loss) from investment operations:
Net investment income (loss)	$	0.11	0.07	0.05	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.83	1.39	1.96	(0.14)
Total from investment operations	$	0.94	1.46	2.01	(0.15)
Less distributions from:
Net investment income	$	0.25	0.10	(0.02)	(0.03)
Net realized gain on investment	$	0.52	—	—	(0.02)
Total distributions	$	0.77	0.10	(0.02)	(0.05)
Net asset value, end of period	$	10.42	10.25	8.89	6.90
Total Return(2)%		10.30	16.47	29.07	(2.11)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	10,096	9,103	4,990	264
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.41	1.41	1.41	1.41
Gross expenses prior to expense waiver(3)(4)%		1.51	1.41	1.41	1.41
Net investment income (loss)(3)%		1.11	0.94	0.71	(0.27)
Portfolio turnover rate	%	123	87	116	115

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Janus Contrarian Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.98		9.39	6.25	6.42
Income (loss) from investment operations:
Net investment (loss)	$	0.02	*	(0.02)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.67		1.61	3.18	(0.16)
Total from investment operations	$	1.69		1.59	3.14	(0.17)
Less distributions from:
Net investment income	$	0.01
Total distributions	$	0.01
Net asset value, end of period	$	12.66		10.98	9.39	6.25
Total Return(2)%		15.39		16.93	50.24	(2.65)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	3,756		2,178	802	65
Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(3)(4)%		1.20		1.20	1.23	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.20		1.21	1.26	1.26
Gross expenses prior to brokerage commission recapture and prior to expense waiver(3)(4)%		1.30		1.21	1.26	1.26
Net investment income (loss)(3)%		0.22		(0.07)	(0.76)	(0.74)
Portfolio turnover rate	%	47		33	43	54

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

123

Financial Highlights (continued)

ING JPMorgan Emerging Markets Equity Portfolio

	Service 2 Class
	Year Ended December 31,						September 9, 2002(2) to December 31,
	2006	2005(1)		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.85		9.26	6.34		6.48
Income (loss) from investment operations:
Net investment income (loss)	$	0.09	*	0.02	0.05	*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	3.65		1.62	2.88		(0.13)
Total from investment operations	$	3.74		1.64	2.93		(0.14)
Less distributions from:
Net investment income	$	0.01		0.05	0.01		—
Total distributions	$	0.01		0.05	0.01		—
Net asset value, end of period	$	14.58		10.85	9.26		6.34
Total Return(3)%		34.51		17.68	46.25		(2.16)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	19,785		7,223	1,955		89
Ratios to average net assets
Net expenses after expense waiver(4)(5)%		1.65		1.69	1.92		1.91
Gross expenses prior to expense waiver(4)(5)%		1.75		1.69	1.92		1.91
Net investment income (loss)(4)%		0.74		0.40	0.91		(0.77)
Portfolio turnover rate	%	85		166	95		166

(1)  Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Commencement of operations.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year
(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JPMorgan Small Cap Core Equity Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(1) to December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	13.32		10.60		7.92		8.23
Income (loss) from investment operations:
Net investment loss	$	(0.00	)*	(0.03	)*	(0.06	)*	(0.01)*
Net realized and unrealized gain (loss) on investments	$	0.43		2.76		2.74		(0.30)
Total from investment operations	$	0.43		2.73		2.68		(0.31)
Less distributions from:
Net realized gains on investments	$	1.31		0.01		—		—
Total distributions	$	1.31		0.01		—		—
Net asset value, end of period	$	12.44		13.32		10.60		7.92
Total Return(2)%		3.55		25.79		33.84		(3.77)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	45,413		32,605		11,044		521
Ratios to average net assets:
Net expenses after waiver/reimbursement at expenses and after brokerage commission recapture(3)(4)%		1.28		1.30		1.29		1.29
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.29		1.30		1.30		1.31
Gross expenses prior to brokerage commission recapture(3)(4)%		1.39		1.30		1.30		1.31
Net investment income loss(3)%		(0.01)		(0.42)		(0.70)		(0.55)
Portfolio turnover rate	%	57		147		35		15

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

124

Financial Highlights (continued)

ING JPMorgan Value Opportunities Portfolio

	Service 2 Class
	Year Ended December 31, 2006	May 4, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.17
Income from investment operations:
Net investment income	$	0.10	*
Net realized and unrealized gain on investments	$	0.46
Total from investment operations	$	0.56
Less distributions from:
Net asset value, end of period	$	10.73
Total Return(2)%		5.51
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,175
Ratios to average net assets:
Net expenses after expense waiver/reimbursement of expenses(3)(4)%		0.93
Gross expenses prior to expense reimbursement of expenses(3)(4)%		1.03
Net investment income(3)%		1.45
Portfolio turnover rate	%	48

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Julius Baer Foreign Portfolio

	Service 2 Class
	Year Ended December 31						September 9, 2002(1) to December 31,
	2006	2005		2004		2003(2)	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.22		10.43		8.30	8.56
Income (loss) from investment operations:
Net investment income (loss)	$	0.08	*	0.05		0.03	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.76		1.81		2.51	(0.24)
Total from investment operations	$	1.84		1.86		2.54	(0.25)
Less distributions from:
Net investment income	$	0.00	**	0.00	**	0.06	0.01
Net realized gain on investments	$	1.02		0.07		0.35	—
Total distributions	$	1.02		0.07		0.41	0.01
Net asset value, end of period	$	13.04		12.22		10.43	8.30
Total Return(3)%		15.13		17.86		30.79	(2.92)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	40,914		20,429		2,555	174
Ratios to average net assets:
Net expenses after expense waiver(4)(5)%		1.32		1.36		1.40	1.41
Gross expenses prior to expense waiver(4)(5)%		1.42		1.36		1.40	1.41
Net investment income (loss)(4)%		0.62		0.22		0.33	(0.32)
Portfolio turnover rate	%	92		104		183	23

(1)  Commencement of operations.
(2)  Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.01.

125

Financial Highlights (continued)

ING Legg Mason Partners All Cap Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.76	11.89	8.57		8.87
Income (loss) from investment operations:
Net investment income	$	0.06	0.03	0.01		0.02
Net realized and unrealized gain (loss) on investments	$	0.50	0.88	3.31		(0.31)
Total from investment operations	$	0.56	0.91	3.32		(0.29)
Less distributions from:
Net investment income	$	0.07	0.04	0.00	**	0.01
Total distributions	$	0.07	0.04	0.00	**	0.01
Net asset value, end of period	$	13.25	12.76	11.89		8.57
Total Return(2)%		4.45	7.62	38.75		(3.28)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	21,053	14,727	6,134		186
Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%		1.13	1.13	1.13		1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.15	1.15	1.15		1.16
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)(4)%		1.25	1.15	1.15		1.16
Ratio of net investment income to average net assets(3)%		0.55	0.36	0.12		0.65
Portfolio turnover rate	%	37	32	21		139

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.001.

ING Legg Mason Value Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.02		8.83	7.22	7.36
Income (loss) from investment operations:
Net investment income (loss)	$	(0.03	)*	(0.02)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.61		1.23	1.60	(0.13)
Total from investment operations	$	0.58		1.21	1.61	(0.12)
Less distributions from:
Net investment income	$	—		0.02	—	0.02
Net realized gain on investments	$	0.02		—	—	—
Total distributions	$	0.02		0.02	—	0.02
Net asset value, end of period	$	10.58		10.02	8.83	7.22
Total Return(2)%		5.80		13.66	22.30	(1.65)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	27,154		13,927	7,175	597
Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(3)(4)%		1.19		1.21	1.24	1.21
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.19		1.21	1.25	1.26
Gross expenses and after expense waiver prior to brokerage commission recapture(3)(4)%		1.29		1.21	1.25	1.26
Net investment income (loss)(3)%		(0.35)		(0.23)	0.16	0.49
Portfolio turnover rate	%	11		95	38	50

(1)  Class A commenced operations on September 9, 2002.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

126

Financial Highlights (continued)

ING Limited Maturity Bond Portfolio

	Class S
	Year Ended December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$	11.10		11.65		11.44	11.02
Income (loss) from investment operations:
Net investment income	$	0.37	*	0.65	*	0.43	0.46 *
Net realized and unrealized gain (loss) on investments	$	(0.19)		(0.49)		(0.10)	0.34
Total from investment operations	$	0.18		0.16		0.33	0.80
Less distributions from:
Net investment income	$	0.53		0.61		(0.09)	(0.33)
Net realized gain on investments	$	0.03		0.10		(0.03)	(0.05)
Total distributions	$	0.56		0.71		(0.12)	(0.38)
Net asset value, end of year	$	10.72		11.10		11.65	11.44
Total Return(1)%		1.63		1.38		2.84	7.24
Ratios and Supplemental Data:
Net assets, end of year (000's)	$	300,275		393,161		572,056	611,262
Ratios to average net assets:
Expenses	%	0.54		0.53		0.53	0.53
Net investment income	%	3.44		3.35		3.26	4.03
Portfolio turnover rate	%	219		197		91	169

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Liquid Assets Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(1) to December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$	0.026		0.008		0.006		0.003 **
Net realized and unrealized gain (loss) on investments	$	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from investment operations	$	0.026		0.008		0.006		0.003
Less distributions from:
Net investment income	$	0.026		0.008		0.006		0.003
Total distributions	$	0.026		0.008		0.006		0.003
Net asset value, end of period	$	1.00		1.00		1.00		1.00
Total Return(2)%		2.63		0.77		0.60		0.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	12,828		10,124		5,235		1,810
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.69		0.69		0.68		0.67
Gross expenses prior to expense reimbursement(3)(4)%		0.79		0.69		0.68		0.67
Net investment income(3)%		2.61		0.84		0.55		1.09

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.001.

127

Financial Highlights (continued)

ING Marsico Growth Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	14.47		12.88	9.71	9.81
Income (loss) from investment operations:
Net investment income (loss)	$	(0.03	)*	(0.01)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.29		1.60	3.21	(0.09)
Total from investment operations	$	1.26		1.59	3.17	(0.10)
Net asset value, end of period	$	15.73		14.47	12.88	9.71
Total Return(3)%		8.71		12.34	32.65	(1.02)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	22,551		15,096	8,268	102
Ratios to average net assets:
Net expenses after brokerage commission recapture and after waiver/reimbursement of expenses(4)(5)%		1.14		1.15	1.17	1.05
Net expenses after waiver/reimbursement of expenses and prior to brokerage
commission recapture(3)(4)%		1.16		1.15	1.17	1.05
Gross expenses prior to brokerage commission recapture and waiver/reimbursement of expenses(4)(5)%		1.26		1.18	1.19	1.21
Net investment income (loss)(4)%		(0.19)		(0.10)	(0.39)	(0.43)
Portfolio turnover rate	%	72		72	82	186

(1)  Commencement of operations.
(2)  Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.
(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Marsico International Opportunities Portfolio

	Class S
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.02	*
Net realized and unrealized gain on investments	$	2.51
Total from investment operations	$	2.53
Less distributions from:
Net investment income	$	0.01
Net realized gain on investments	$	0.16
Total distributions	$	0.17
Net asset value, end of period	$	12.36
Total Return(2)%		25.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	150,499
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.93
Gross expenses prior to expense reimbursement(3)%		1.02
Net investment income(3)(4)%		0.22
Portfolio turnover rate	%	73

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

128

Financial Highlights (continued)

ING MFS Total Return Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(1) to December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	18.71		17.18		14.82		14.97
Income from investment operations:
Net investment income	$	0.40	*	0.39	*	0.36	*	0.12 *
Net realized and unrealized gain on investments and foreign currencies	$	0.08		1.50		2.07		0.07
Total from investment operations	$	0.48		1.89		2.43		0.19
Less distributions from:
Net investment income	$	0.41		0.36		0.07		0.32
Net realized gain on investments	$	0.66		—		—		0.02
Total distributions	$	1.07		0.36		0.07		0.34
Net asset value, end of period	$	18.12		18.71		17.18		14.82
Total Return(2)%		2.68		11.02		16.40		1.22
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	49,367		36,969		18,035		966
Ratios to average net assets:
Net expenses after brokerage commission recapture and waiver/reimbursement of expenses(3)(4)%		1.04		1.03		1.04		1.03
Net expenses after waiver/reimbursement of expenses and prior to brokerage
commission recapture(3)%		1.04		1.04		1.05		1.06
Gross expenses prior to brokerage commission recapture and prior to waiver/reimbursement of expenses(3)(4)%		1.14		1.04		1.05		1.06
Net investment income(3)%		2.18		2.30		2.27		2.59
Portfolio turnover rate	%	51		66		57		81

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS Utilities Portfolio

	Class S
	Year Ended December 31, 2006	May 2, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.07
Income from investment operations:
Net investment income	$	0.10	*
Net realized and unrealized gain on investments	$	1.34
Total from investment operations	$	1.44
Less distributions from:
Net investment income	$	0.08
Net realized gain on investments	$	0.23
Total distributions	$	0.31
Net asset value, end of period	$	11.20
Total Return(2)%		14.25
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	168,701
Ratios to average net assets:
Net expenses after expense reimbursement(3)%		1.05
Gross expenses prior to expense reimbursement	%	1.07
Net investment income(3)%		1.31
Portfolio turnover rate	%	152

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

129

Financial Highlights (continued)

ING Oppenheimer Main Street Portfolio®

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$	16.62		14.88	11.98	12.20
Income (loss) from investment operations:
Net investment income	$	0.14	*	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.78		1.79	2.84	(0.21)
Total from investment operations	$	0.92		1.89	2.92	(0.18)
Less distributions from:
Net investment income	$	0.16		0.15	0.02	0.04
Total distributions	$	0.16		0.15	0.02	0.04
Net asset value, end of period	$	17.38		16.62	14.88	11.98
Total Return(2)%		5.57		12.70	24.37	(1.45)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	4,351		2,847	1,950	336
Ratios to average net assets:
Net expenses after brokerage commission recapture and after waiver/reimbursement of expenses(3)(4)%		1.04		1.01	0.99	0.96
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.04		1.03	0.99	0.96
Gross expenses prior to brokerage commission recapture and prior to waiver/reimbursement of expenses(3)(4)%		1.14		1.04	1.05	1.06
Net investment income(3)%		0.86		0.81	0.72	0.85
Portfolio turnover rate	%	80		175	130	109

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING PIMCO Core Bond Portfolio

	Service 2 Class
	Year Ended December 31,						September 9, 2002(1) to December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$	10.90		10.71		10.40	10.33
Income from investment operations:
Net investment income	$	0.33	*	0.33	*	0.42 *	0.10 *
Net realized and unrealized gain on investments, foreign currencies, futures, options and swaps	$	(0.08)		0.18		0.06	0.20
Total from investment operations	$	0.25		0.51		0.48	0.30
Less distributions from:
Net investment income	$	0.37		0.30		(0.04)	0.15
Net realized gain on investments	$	0.10		0.02		(0.13)	0.08
Total distributions	$	0.47		0.32		(0.17)	0.23
Net asset value, end of period	$	10.68		10.90		10.71	10.40
Total Return(2)%		2.28		4.73		4.56	2.94
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	35,739		27,604		16,428	1,002
Ratios to average net assets:
Net expenses after expense waiver(4)(5)%		0.99		1.01		1.01	1.03
Gross expenses prior to expense waiver(4)(5)%		1.09		1.01		1.01	1.03
Net investment income(3)%		3.07		3.05		3.40	3.21
Portfolio turnover rate	%	760		279		402	605

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

130

Financial Highlights (continued)

ING PIMCO High Yield Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.50		10.00
Income (loss) from investment operations:
Net investment income	$	0.67	*	0.42
Net realized and unrealized gain (loss) on investments	$	(0.24)		0.48
Total from investment operations	$	0.43		0.90
Less distributions from:
Net investment income	$	0.70		0.40
Net realized gain on investments	$	0.02		—
Total distributions	$	0.72		0.40
Net asset value, end of period	$	10.21		10.50
Total Return(2)%		4.33		9.24
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	721,985		697,885
Ratios to average net assets:
Expenses(3)%		0.75		0.74
Net investment income(3)%		6.53		6.19
Portfolio turnover rate	%	102		50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Pioneer Fund Portfolio

	Class S
	Year Ended December 31, 2006	May 3, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.17
Income from investment operations:
Net investment income	$	0.09	*
Net realized and unrealized gain on investments	$	0.82
Total from investment operations	$	0.91
Less distributions from:
Net investment income	$	0.04
Net realized gain on investments	$	0.00	**
Total distributions	$	0.04
Net asset value, end of period	$	11.04
Total Return(2)%		8.99	†
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	82,505
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.96
Gross expenses prior to expense reimbursement(3)%		1.00
Net investment income(3)(4)%		1.27
Portfolio turnover rate	%	39

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**  Amount is less than $0.005.
†  In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on both Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97%, respectively.

131

Financial Highlights (continued)

ING Pioneer Mid Cap Value Portfolio

	Class S
	Year Ended December 31, 2006	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.01
Income from investment operations:
Net investment income	$	0.02
Net realized and unrealized gain on investments	$	0.97
Total from investment operations	$	0.99
Net asset value, end of period	$	11.00
Total Return(2)%		9.89
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	671,732
Ratios to average net assets:
Expenses(3)%		0.92
Net investment income(3)%		0.62
Portfolio turnover rate	%	50

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING VP Index Plus International Equity Portfolio

	Class S
	Year Ended December 31, 2006	July 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment income	$	0.04
Net realized and unrealized gain on investments	$	1.00
Total from investment operations	$	1.04
Less distributions from:
Net investment income	$	0.04
Net realized gain on investments	$	0.19
Total distributions	$	0.23
Net asset value, end of period	$	10.81
Total Return(2)%		10.34
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	27,276
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.80
Gross expenses prior to expense reimbursement(3)%		1.04
Net investment income(3)(4)%		0.99
Portfolio turnover rate	%	77

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

132

(This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firms.

To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale,
Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service 2 Class

Balanced Funds

ING Franklin Income Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING UBS U.S. Allocation Portfolio

International/Global Funds

ING Templeton Global Growth Portfolio

ING Van Kampen Global Franchise Portfolio

Stock Funds

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Large Cap Growth Portfolio
  (formerly, ING Mercury Large Cap Growth Portfolio)

ING BlackRock Large Cap Value Portfolio
  (formerly, ING Mercury Large Cap Value Portfolio)

ING Capital Guardian Small/Mid Cap Portfolio

ING Capital Guardian U.S. Equities Portfolio

ING FMRSM Diversified Mid Cap Portfolio

ING FMRSM Equity Income Portfolio

ING FMRSM Large Cap Growth Portfolio
  (formerly, ING FMRSM Earnings Growth Portfolio)

ING FMRSM Mid Cap Growth Portfolio
  (formerly, ING MFS Mid Cap Growth Portfolio)

ING FMRSM Small Cap Equity Portfolio

ING Lord Abbett Affiliated Portfolio

ING T. Rowe Price Equity Income Portfolio

ING Van Kampen Capital Growth Portfolio
  (formerly, ING Van Kampen Equity Growth Portfolio

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING Wells Fargo Disciplined Value Portfolio
  (formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

ING Wells Fargo Small Cap Disciplined Portfolio

FMRSM is a service mark of Fidelity Management & Research Company.

This Prospectus contains important information about investing in the Service 2 Class shares of certain Portfolio of ING Investors Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing. Both prospectuses should be read carefully and retained for future reference.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

Adviser

Directed Services, LLC ("DSL" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSL is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE : ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

Portfolios and Sub-Advisers

ING AllianceBernstein Mid Cap Growth Portfolio – AllianceBernstein L.P.

ING BlackRock Large Cap Growth Portfolio – BlackRock Investment Management, LLC

ING BlackRock Large Cap Value Portfolio – BlackRock Investment Management, LLC

ING Capital Guardian Small/Mid Cap Portfolio – Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio – Capital Guardian Trust Company

ING FMRSM Diversified Mid Cap Portfolio – Fidelity Management & Research Company

ING FMRSM Equity Income Portfolio – Fidelity Management & Research Company

ING FMRSM Large Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Mid Cap Growth Portfolio – Fidelity Management & Research Company

ING FMRSM Small Cap Equity Portfolio – Fidelity Management & Research Company

ING Franklin Income Portfolio – Franklin Advisers, Inc.

ING Lord Abbett Affiliated Portfolio – Lord, Abbett & Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio – T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio – T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio – Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio – UBS Global Asset Management (Americas) Inc.

ING Van Kampen Capital Growth Portfolio – Van Kampen

ING Van Kampen Global Franchise Portfolio – Van Kampen

ING Van Kampen Growth and Income Portfolio – Van Kampen

ING Van Kampen Real Estate Portfolio – Van Kampen

ING Wells Fargo Disciplined Value Portfolio – Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio – Wells Capital Management, Inc.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.

Investing through your Variable Contract or Qualified Plan

Service 2 Class shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Why Reading this Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

2

Description of the Portfolios

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

Sub-Adviser

AllianceBernstein L.P. ("AllianceBernstein")

Investment Objective

Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap® Growth Index. The market capitalizations of companies in the Russell Midcap® Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2006. The capitalization range of companies in the Russell Midcap® Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Portfolio also may:

•  write exchange-traded covered call options on up to 25% of its total assets;

•  make secured loans on portfolio securities of up to 25% of its total assets;

•  enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

•  enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Debt Securities
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

3

Description of the Portfolios (continued)

to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

4

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell Midcap® Growth Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for Class S shares is for the period beginning August 1, 1998.

More on the Sub-Adviser

AllianceBernstein is a leading global investment management firms supervising clients accounts with assets totaling approximately $717 billion as of December 31, 2006. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2006, AllianceBernstein Holding L.P. owns approximately 33.1% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 59.8% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.7% of the outstanding AllianceBernstein Units, which, including the general partnership interests, AllianceBernstein and AllianceBernstein Holding, represents a 60.3% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Catherine Wood	Senior Vice President and portfolio manager, AllianceBernstein, and Chief Investment Officer, Regent Investor Services, a division of AllianceBernstein. Ms. Wood has managed the Portfolio since [ ].

Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and portfolio manager, Equity Research Analyst and Chief Economist.

John Fogarty	Senior Vice President and portfolio manager of AllianceBernstein since 2006. Prior to that he was a hedge fund manager at Dialectic Capital and Vardon Partners since 2003 and portfolio manager for U.S. Large Cap Growth Portfolio with AllianceBerstein prior to 2001. Mr. Fogarty has managed the Portfolio since [mo yr].

5

Description of the Portfolios (continued)

Name	Position and Recent Business Experience
Amy P. Raskin	Ms. Raskin, Senior Vice President, Research Analyst and Director of Research on Strategic Change, is a U.S. growth equity analyst covering networking and telecom equipment and is a member of the U.S. Mid Cap Growth team and the U.S. Strategic Research Investment Strategy Committee. Prior to joining the Firm in 2000, Ms. Raskin worked as a telecom analyst for Donaldson, Lufkin & Jenrette and as an investment banking analyst for Lehman Brothers. She also worked at J.P. Morgan as a telecommunications products manager.

Ben Ruegsegger	Mr. Ruegsegger, Assistant Vice President and Mid Cap Growth Research Analyst, began his career with AllianceBernstein in 2001 as an investment administrator in the managed accounts division. In 2003, he became a portfolio manager assistant for the Firm's U.S. Strategic Research product. Mr. Ruegsegger joined the U.S. Mid Cap Growth team in late 2004 as a research generalist and became a research analyst for the team in 2006. Mr. Ruegsegger holds the Chartered Financial Analyst designation.

Tom Zottner	Mr. Zottner, Vice President, Mid Cap Growth Research Analyst and Equity Portfolio Manager – U.S. Strategic Research, is a member of the U.S. Strategic Research Investment Strategy Committee and the U.S. Mid Cap Growth team. He joined AllianceBernstein in 2001 as a municipal bond associate portfolio manager and was promoted to portfolio manager in 2002. In 2003, he also began managing U.S. Strategic Research portfolios. Prior to joining the Firm, Mr. Zottner was a Registered Client Associate at Merrill Lynch, and he served as an intern at Hambrecht & Quist Capital Management. Mr. Zottner holds the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

6

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000® Growth Index. Using a multi-factor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – and if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. After the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative price to earnings and prices to book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio;

•  Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"). The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

7

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Portfolio Turnover Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

8

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002. [However, all Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and do not have a full calendar year of performance for 2005]. Therefore, the performance returns for the year 2005 and 2006 in the bar chart and table above show the Portfolio's Class S shares' performance, adjusted to reflect the higher expenses of Service 2 Class shares. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The index return for the Class S shares is for the period beginning May 1, 2002.

9

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research and stock selection. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

10

Description of the Portfolios (continued)

ING BLACKROCK LARGE CAP VALUE PORTFOLIO

Sub-Adviser

BlackRock Investment Management, LLC ("BlackRock Investment Management")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000® Index. Using a multifactor quantitative model that employs various factors, the Portfolio seeks to outperform the Russell 1000® Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000® Value Index (which consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000® Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. For the Portfolio, the Sub-Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company's stock price relative to its earnings and book value is also examined – if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•  Relative price-to-earnings and price-to-book ratios;

•  Stability and quality of earnings;

•  Earnings momentum and growth;

•  Weighted median market capitalization of the Portfolio's investment portfolio;

•  Allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

•  Weighted individual stocks within the Russell 1000® Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

11

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Borrowing and Leverage Risk
Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Investment Models Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
OTC Investment Risk
Portfolio Turnover Risk
Restricted and Illiquid Securities Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

12

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%
The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create new independent company.

(3)  The index return is for the period beginning September 1, 2002.

13

Description of the Portfolios (continued)

More on the Sub-Adviser

BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is an indirect wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury Advisors) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of December 31, 2006, BlackRock Investment Management and its affiliates had over $[ ] trillion in investment company and other portfolio assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert C. Doll, Jr., CFA	The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of the Portfolio. He has been the portfolio manager since May 2002. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was the President of Merrill Lynch Investment Managers, L.P. ("MLIM") from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

14

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may hold American Depository Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger:  On November 9, 2006, the Board approved a proposal to reorganize the Portfolio into ING FMRSM Diversified Mid Cap Portfolio, if shareholder approval is obtained, it is expected that the reorganization will take place during the second quarter of 2007. Shareholders will be notified if the reorganization is not approved. After the merger, you will hold shares of ING FMRSM Diversified Mid Cap Portfolio. For more information regarding ING FMRSM Diversified Mid Cap Portfolio, see the section entitled "Description of the Portfolios – ING FMRSM Diversified Mid Cap Portfolio" in this Prospectus or contact a shareholder services representative at (800) 366-0066.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk

15

Description of the Portfolios (continued)

OTC Investment Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges and expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

16

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance – the Russell Midcap® Index, and Custom Russell 2800 Index. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Custom Russell 2800 Index is defined as the combination of the Russell 2000® and Russell Midcap® Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index is intended to be the comparative index for the Portfolio. The Russell Midcap® Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell Midcap® Index	[ ]%	[ ]%(3)	N/A
Custom Russell 2800 Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Index	[ ]%	[ ]%	[ ]%(3)
Custom Russell 2800 Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small-capitalization securities, as opposed to the current policy of small- and mid-capitalization securities.

(3)  The index returns for Service 2 Class shares are for the period beginning September 1, 2002.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $[ ] billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James S. Kang	Mr. Kang is a Vice President of Capital Guardian with portfolio management responsibilities. Mr. Kang joined the Capital Guardian organization in 1987 and has managed the Portfolio since [ ].

Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital Guardian organization in 1990 and has managed the Portfolio since [ ].

Kathryn M. Peters	Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC and has managed the Portfolio since [ ].

Theodore R. Samuels	Mr. Samuels is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Samuels joined Capital Guardian in 1981 and has managed the Portfolio since [ ].

Lawrence R. Solomon	Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Solomon joined Capital Guardian in 1987 and has managed the Portfolio since [ ].

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

17

Description of the Portfolios (continued)

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

Sub-Adviser

Capital Guardian Trust Company ("Capital Guardian")

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.

The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

18

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

19

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P 500® Index	[ ]%	[ ]%	[ ]%(2)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2006.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Karen A. Miller	Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Ms. Miller joined the Capital organization in 1990 where she served in various portfolio management positions and has managed the Portfolio since 2000.

Michael R. Ericksen	Mr. Ericksen is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Ericksen joined the Capital organization in 1987 where he served in various capacities and has managed the Portfolio since 2000.

David Fisher	Mr. Fisher is Chairman of the Board of Capital Guardian with portfolio management responsibilities. Mr. Fisher joined the Capital organization in 1969 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Theodore Samuels	Mr. Samuels is a Senior Vice President and Director for Capital Guardian with portfolio management responsibilities. Mr. Samuels joined the Capital organization in 1981 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Eugene P. Stein	Mr. Stein is Executive Vice Chairman of Capital Guardian with portfolio management responsibilities. Mr. Stein joined the Capital organization in 1972 where he served in various portfolio manager positions and has managed the Portfolio since 2000.

Terry Berkemeier	Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. Mr. Berkemeier joined the Capital organization in 1992 where he served in various portfolio management positions and has managed the Portfolio since 2000.

Alan J. Wilson	Mr. Wilson is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. Mr. Wilson joined the capital organization in 1991 where he served in various portfolio management positions and has managed the Portfolio since 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

20

Description of the Portfolios (continued)

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolios, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk

21

Description of the Portfolios (continued)

Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

22

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance– the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 mid-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Shares	[ ]%	[ ]%(1)	N/A
S&P MidCap 400 Index	[ ]%	[ ]%(2)	N/A
Class S Shares (adjusted)	[ ]%	[ ]%	[ ]%(1)
S&P MidCap 400 Index	[ ]%	[ ]%	[ ]%(2)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for Class S shares is for the period beginning October 1, 2000.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Tom Allen	Vice President of FMR and portfolio manager of the Portfolio since February 2004.

Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

23

Description of the Portfolios (continued)

ING FMRSM EQUITY INCOME PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield for its shareholders that exceeds the yield on the securities comprising the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's net assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser normally invests the Portfolio's assets primarily in equity securities that are expected to produce above-average income. The Sub-Adviser may also invest the Portfolio's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser's emphasis on equity securities that are expected to produce above-average income tends to lead to investments in large cap "value" stocks. However, the Sub-Adviser is not constrained by any particular investment style. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Portfolio may lend the portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others. The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Other Investment Companies Risk
Securities Lending Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

24

Description of the Portfolios (continued)

describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, as amended, ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Ciaran O'Neill	Mr. O'Neill, portfolio manager, has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1995, he has worked as a research analyst and since 2001, he has served FMR as a portfolio manager for mutual funds and other accounts. Mr. O'Neill left Fidelity Investments briefly in April of 2005 to work as a portfolio manager for the Bank of Ireland. Mr. O'Neill returned to Fidelity Investments in May 2005 as a portfolio manager for FMR.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

25

Description of the Portfolios (continued)

ING FMRSM LARGE CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Seeks growth of capital over the long term. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of large market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell 1000® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging market issuers, in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long-term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

26

Description of the Portfolios (continued)

Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Other Investment Companies Risk
Portfolio Turnover Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

27

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)

(1)  Service 2 Class shares commenced operations on June 1, 2005.

(2)  On November 6, 2006, the Portfolio changed its name from ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio. On November 6, 2006, the Portfolio's principal investment strategies changed.

(3)  The index return is for the period beginning May 1, 2005.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa W. Fam	Mr. Fam is vice president and portfolio manager of the Portfolio since April 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large Cap Growth and Mid Cap Growth Mutual Funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

28

Description of the Portfolios (continued)

ING FMRSM MID CAP GROWTH PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

Long-term growth of capital.

Principal Investment Strategies

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings ("P/E") or price/book ("P/B") ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser uses the Russell Midcap® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in foreign securities, including emerging market issuers, in addition to securities of domestic issuers.

The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

In addition to the principal investment strategies discussed above, the Sub-Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

29

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

30

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1999-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter [ ]:	[ ]%
Worst:	[ ] Quarter [ ]:	[ ]%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Growth Index. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell Midcap® Growth Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell Midcap® Growth Index	[ ]%	[ ]%	[ ]%(3)

Average Annual Total Returns(1)(2)
(For the periods ended December 31, 2006)
  1 Year  5 Years  10 Years
    (or Life of  (or Life of
    Class)  Class)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  FMR has managed the Portfolio since August 7, 2006. Prior to August 7, 2006, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Mid Cap Growth Portfolio. On August 7, 2006 the Portfolio's principal investment strategies changed.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for Class S shares is for the period beginning August 1, 1998.

31

Description of the Portfolios (continued)

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsibile for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Bahaa Fam	Mr. Fam is vice president and has been the portfolio manager of the Portfolio since August 2006. He is a Vice President and Portfolio Manager with Pyramis (2006) and Fidelity Management & Research Company. Portfolio Manager for institutional large cap growth mandates since 2001. Portfolio Manager for Large-Cap Growth and Mid Cap Growth mutual funds since 2004. Previously director of quantitative research (1998-2004) and senior quantitative analyst (1995-1998).

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

32

Description of the Portfolios (continued)

ING FMRSM SMALL CAP EQUITY PORTFOLIO

Sub-Adviser

Fidelity Management & Research Company ("FMR")

Investment Objective

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000® Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk

33

Description of the Portfolios (continued)

Manager Risk
Market Capitalization Risk
Market and Company Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Portfolio Turnover Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

More on the Sub-Adviser

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2006, FMR managed approximately $[ ] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name  Position and Recent Business Experience

Thomas Hense  Vice President and Portfolio Manager

  Mr. Hense has managed the Portfolio since [ ]. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

34

Description of the Portfolios (continued)

ING FRANKLIN INCOME PORTFOLIO

Sub-Adviser

Franklin Advisers, Inc. ("Franklin")

Investment Objective

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

•  the experience and managerial strength of the company;

•  the responsiveness to changes in interest rates and business conditions;

•  debt maturity schedules and borrowing requirements;

•  the company's changing financial condition and market recognition of the change; and

•  a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

35

Description of the Portfolios (continued)

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Depositary Receipts Risk
Equity Securities Risk
Foreign Investment Risk
High Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Trends Risk
Maturity Risk
Portfolio Turnover Risk
Price Volatility Risk
Securities Lending Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

Since the Portfolio commenced operations on April 28, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. However, performance of a similarly managed fund is presented in the section entitled "Performance of Similarly Managed Mutual Funds" at this Prospectus.

More on the Sub-Adviser

The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary if Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Edward D. Perks	Mr. Perks is Vice President of Franklin and has managed the Portfolio since May 2006. Since 1994, Mr. Perks has worked as a research analyst and portfolio manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson	Mr. Johnson has managed the Portfolio since May 2006. Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

36

Description of the Portfolios (continued)

ING LORD ABBETT AFFILIATED PORTFOLIO

Portfolio Sub-Adviser

Lord, Abbett & Co. LLC ("Lord Abbett")

Investment Objective

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2006, the market capitalization range of the Russell 1000® Index was $[ ] million to $[ ] billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds, convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Convertible Securities Risk
Depositary Receipts Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Market Trends Risk
Portfolio Turnover Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

37

Description of the Portfolios (continued)

to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

38

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002. The index return for Class S shares is for the period beginning February 1, 2000.

More on the Sub-Adviser

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2006, Lord Abbett managed $107 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Eli M. Salzmann	Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity Management, joined Lord Abbett in 1997 and has managed the Portfolio since December 2005.

Sholom Dinsky	Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential Investments, where he served as Managing Director of Prudential Asset Management. Mr. Dinsky has managed the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

39

Description of the Portfolios (continued)

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Principal Investment Strategies

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes – equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in keeping with the Portfolio's investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

•  the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

•  the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Debt Securities. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company or for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

40

Description of the Portfolios (continued)

Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

Money Market Instruments. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

(1)  shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price;

(2)  U.S. government obligations;

(3)  negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

(4)  commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

(5)  repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Convertible Securities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Securities Lending Risk
Special Situations Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

41

Description of the Portfolios (continued)

describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

42

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500® Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Shares	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(2)	N/A
Lehman Brothers U.S. Government/ Credit Bond Index	[ ]%	[ ]%(2)	N/A
60% S&P 500/40% Lehman Index	[ ]%	[ ]%(2)	N/A
Class S Shares (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%
Lehman Brothers U.S. Government/ Credit Bond Index	[ ]%	[ ]%	[ ]%
60% S&P 500/40% Lehman Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns for the Service 2 Class shares are for the period beginning September 1, 2002.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Jeffrey W. Arricale, CPA	Mr. Arricale, a Vice President of T. Rowe Price, joined T. Rowe Price in 2001, and serves as a Portfolio Manager in the Equity Division responsible for institutional accounts and other portfolios. Mr. Arricale has co-managed the Portfolio since June of 2006. Mr. Arricale is co-executive chairman of the Capital Appreciation Strategy and co-manager of the T. Rowe Price Appreciation Fund and is also a member of the Investment Advisory Committees for the Financial Services, U.S. Equity Income, U.S. Value, U.S. Structured Research, and New America Growth Strategies. Prior to joining T. Rowe Price, he served as a manager in the auditing division of KPMG LLP. Mr. Arricale holds a Certified Public Accountant designation in the state of California.

David R. Giroux, CFA	Mr. Giroux, a Vice President of T. Rowe Price in 1998, and serves as a Portfolio Manager in the Equity Division and has co-managed the Portfolio since June 2006. He is co-manager of the U.S. Concentrated Large-Cap Value and Capital Appreciation strategies and co-manager of the T. Rowe Price Capital Appreciation Fund in addition to portfolio management responsibilities in the firm's U.S. Structured Research Strategy. He is co-executive chairman and also serves on the Investment Advisory Committee for a number of the firm's U.S. Large-Cap Value Strategies. He has earned accreditation as a Chartered Financial Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

43

Description of the Portfolios (continued)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

Sub-Adviser

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Objective

Substantial dividend income as well as long-term growth of capital.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

•  an established operating history;

•  above-average dividend yield relative to the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index;

•  low price/earnings ratio relative to the S&P 500® Index;

•  a sound balance sheet and other positive financial characteristics; and

•  low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Manager Risk

44

Description of the Portfolios (continued)

Market and Company Risk
Securities Lending Risk
Value Investing Risk

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

45

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

More on the Sub-Adviser

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2006, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian Rogers	Mr. Rogers is the Committee Chair of the Investment Advisory Committee that has managed the Portfolio since [ ]. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999 and he has been managing investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

46

Description of the Portfolios (continued)

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

Sub-Adviser

Templeton Global Advisors Limited ("Templeton Global Advisors")

Investment Objective

Capital appreciation. Current income is only an incidental consideration.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Currency Risk
Debt Securities Risk
Depositary Receipts Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

47

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

48

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
MSCI World IndexSM	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
MSCI World IndexSM	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

(3)  The index returns for Service 2 Class shares are for the period beginning September 1, 2002.

More on the Sub-Adviser

The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2006, Franklin and its affiliates had over $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Murdo Murchison, CFA	Mr. Murchison is Executive Vice President of Templeton Global Advisors. He joined the firm in 1993 as a research analyst and portfolio manager. Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 2005.

The following individuals have secondary portfolio management responsibilities:

Name	Position and Recent Business Experience
Jeffrey A. Everett, CFA	Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 2005.

Lisa F. Myers, CFA	Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

49

Description of the Portfolios (continued)

ING UBS U.S. ALLOCATION PORTFOLIO

Sub-Adviser

UBS Global Asset Management (Americas) Inc. ("UBS")

Investment Objective

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Principal Investment Strategies

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed-income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

50

Description of the Portfolios (continued)

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Asset Allocation Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Income Risk
Interest Rate Risk
Investment Models Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Maturity Risk
Mid-Capitalization Company Risk
Other Investment Companies Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following pages show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

51

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (2001-2003) and Service 2 Class shares' (2004-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

The table on the following page provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of four broad measures of market performance – the Russell 3000® Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index and the 65% Russell 3000/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000® Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index Index). The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

52

Description of the Portfolios (continued)

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 3000® Index	[ ]%	[ ]%(3)	N/A
Lehman U.S. Aggregate Bond Index	[ ]%	[ ]%(3)	N/A
Merrill Lynch U.S. High Yield Cash Pay Constrained Index	[ ]%	[ ]%(3)	N/A
65% Russell 3000/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%(1)
Russell 3000® Index	[ ]%	[ ]%	[ ]%(3)
Lehman U.S. Aggregate Bond Index	[ ]%	[ ]%	[ ]%(3)
Merrill Lynch U.S. High Yield Cash Pay Constrained Index	[ ]%	[ ]%	[ ]%(3)
65% Russell 3000/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay Constrained Index	[ ]%	[ ]%	[ ]%(3)

(1)  Service 2 Class shares commenced operations on June 3, 2003. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3)  The index returns for Service 2 Class shares are for the period beginning June 1, 2003. The index returns for Class S shares are for the period beginning October 1, 2000.

More on the Sub-Adviser

UBS serves as Sub-Adviser to the Portfolio. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2006, UBS had approximately $[ ] billion in assets under management.

UBS is an indirect wholly-owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

53

Description of the Portfolios (continued)

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Brian D. Singer	Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past five years, he has served as the Chief Investment Officer and Managing Director. Mr. Singer has been managing the Portfolio since [ ].

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

54

Description of the Portfolios (continued)

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities including emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Sub-Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Sub-Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Sub-Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may invest up to 10% of its total assets in Real Estate Investment Trusts ("REITs").

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

55

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

56

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Growth Index	[ ]%	[ ]%(3)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  On April 30, 2007, the Portfolio changed its name from ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth Portfolio.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of over $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Dennis Lynch	Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 12 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen	Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 20 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA	Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has 10 years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton	Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 13 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

57

Description of the Portfolios (continued)

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term capital appreciation.

Principal Investment Strategies

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Currency Risk
Derivatives Risk
Diversification Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

58

Description of the Portfolios (continued)

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Service 2 Class shares' performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

59

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance – the Morgan Stanley Capital International World ("MSCI World") IndexSM. The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
MSCI World IndexSM	[ ]%	[ ]%(2)	N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Hassan Elmasry, CFA	Mr. Elmasry is the lead portfolio manager for the Global and American Franchise strategies and has managed the Portfolio since [ ]. Mr. Elmasry joined Morgan Stanley in 1995 and has 22 years investment experience.

Michael Allison, CFA	Mr. Allison is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [ ]. Mr. Allision joined Morgan Stanley in 2000 and has 9 years of investment experience.

Paras Dodhia	Mr. Dodhia is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [ ]. Mr. Dodhia joined Morgan Stanley in 2002 and has 7 years of investment experience.

Jayson Vowles	Mr. Vowles is a research analyst for the Global and American Franchise strategies and has managed the Portfolio since [ ]. Mr. Vowles joined Morgan Stanley in 2003 and has 5 years of investment experience.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

60

Description of the Portfolios (continued)

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Real Estate Investment Trusts Risk
Securities Lending Risk
Small-Capitalization Company Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

61

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

62

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance – the Russell 1000® Value Index and the Standard & Poor's 500® Composite Stock Price ("S&P 500®") Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Prior to April 30, 2007, the Portfolio compared its performance to the S&P 500® Index. The Portfolio changed the index to which it compares its performance because the Russell 1000® Value Index is considered to be a more appropriate comparison. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 1000® Value Index	[ ]%	[ ]%(3)	N/A
S&P 500® Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%
S&P 500® Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

(3)  The index returns for Service 2 Class shares are for the period beginning September 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
James A. Gilligan, CFA	Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. Mr. Gilligan is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio. Mr. Gilligan has managed the Portfolio since [mo] 2002.

James O. Roeder, CFA	Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the Equity Income Team. Mr. Roeder has managed the Portfolio since [mo] 2002.

Thomas Bastian, CFA	Mr. Bastian, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2003. Mr. Bastian has managed the Portfolio since [mo] 2003. From 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Mark Laskin	Mr. Laskin, Executive Director and a member of the Equity Income Team, joined Van Kampen in 2000 in an investment management capacity. He began managing the Portfolio in January 2007.

Sergio Marcheli	Mr. Marcheli, Vice President and portfolio manager for the Separately Managed Account Strategies, has managed the Portfolio since [mo] 2003. From 1995 to 2002, Mr. Marcheli was associated with Van Kampen in a research capacity.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

63

Description of the Portfolios (continued)

ING VAN KAMPEN REAL ESTATE PORTFOLIO

Sub-Adviser

Van Kampen

Investment Objective

Capital appreciation. Current income is a secondary objective.

Principal Investment Strategies

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

•  equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

•  financial institutions which issue or service mortgages, not to exceed 25% of total assets;

•  securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

•  high-yield debt securities and convertible bonds, not to exceed 20% of total  assets;

•  mortgage- and asset-backed securities; and

•  covered options on securities and stock indices.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Convertible Securities Risk
Debt Securities Risk
Derivatives Risk
Diversification Risk
Equity Securities Risk

64

Description of the Portfolios (continued)

High-Yield, Lower-Grade Debt Securities Risk
Inability to Sell Securities Risk
Industry Concentration Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Real Estate Investment Trusts Risk
Sector Risk
Securities Lending Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

65

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Returns	[ ]%	[ ]%(1)	N/A
Dow Jones Wilshire Real Estate Securities Index	[ ]%	[ ]%(3)	N/A
Class S Returns (adjusted)	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire Real Estate Securities Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

More on the Sub-Adviser

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Theodore R. Bigman	Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 19 years of investment experience. He is Head of Global Real Estate, responsible for Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since [mo] 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

66

Description of the Portfolios (continued)

ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO

Sub-Adviser

Wells Capital Management, Inc. ("Wells Capital Management")

Investment Objective

Long-term capital growth.

Principal Investment Strategies

Prior to July 16, 2007, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index ("Index") at the time of purchase. As of December 31, 2006, the market capitalization range of companies comprising the Index was $[ ] million to $[ ] billion, and is expected to change frequently.

Effective July 16, 2007, the Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio generally invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Call Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Mid-Capitalization Company Risk
Portfolio Turnover Risk
Sector Risk
Securities Lending Risk
Small Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

67

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class S shares' (1997-2002) and Service 2 Class shares' (2003-2006) performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

68

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance – the Russell Midcap® Value Index. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell Midcap® Value Index	[ ]%	[ ]%(3)	N/A
Class S Return (adjusted)	[ ]%	[ ]%	[ ]%
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%

(1)  Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  On April 30, 2007, ING Wells Fargo Mid Cap Disciplined Portfolio changed its name to ING Wells Fargo Disciplined Value Portfolio. Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

(3)  The index return for Service 2 Class shares is for the period beginning September 1, 2002.

More on the Sub-Adviser

Wells Capital Management is a registered investment adviser and a wholly-owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2006, Wells Capital Management managed over $[ ] million in assets.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005. Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through 2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New Jersey and 4 years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA Institute and has earned the Chartered Financial Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

69

Description of the Portfolios (continued)

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

Sub-Adviser

Wells Capital Management

Investment Objective

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500TM Index at the time of purchase. The range of the Russell 2500TM Index was $[ ] million to $[ ] billion, as of December 31, 2006. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Equity Securities Risk
Foreign Investment Risk
Inability to Sell Securities Risk
Manager Risk
Market and Company Risk
Market Capitalization Risk
Sector Risk
Securities Lending Risk
Small-Capitalization Company Risk
Value Investing Risk

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

70

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of two broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	[ ] Quarter	[ ]:	[ ]%
Worst:	[ ] Quarter	[ ]:	[ ]%

71

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance – of the Russell 2000® Value Index and Russell 2000® Index. The Russell 2000® Value Index measures those 2,000 measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	[ ]%	[ ]%(1)	N/A
Russell 2000® Value Index	[ ]%	[ ]%(2)	N/A
Russell 2000® Index	[ ]%	[ ]%(2)	N/A

(1)  Service 2 Class shares commenced operations on November 30, 2005.

(2)  The index returns are for the period beginning December 1, 2005.

More on the Sub-Adviser

Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.

The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2006, Wells Capital Management had over $[ ] million in total assets under management.

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience
Robert J. Costomiris, CFA	Mr. Costomiris has managed the Portfolio since November 2005. Mr. Costomiris joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital Management, Inc. ("SCM") since April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

72

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2006 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Services Fee	Other Expenses	Total Operating Expenses	Waivers, Reimbursements, and Recoupments(2)	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth(3)	0.77%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING BlackRock Large Cap Growth(3)	0.80%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING BlackRock Large Cap Value(3)	0.80%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING Capital Guardian Small/Mid Cap(3)	0.65%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Capital Guardian U.S. Equities(3)	0.74%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%(4)
ING FMRSM Diversified Mid Cap(3)	0.65%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING FMRSM Equity Income	0.47%			0.25%	0.25%	%%	%%
ING FMRSM Large Cap Growth	0.58%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING FMRSM Mid Cap Growth(3)	0.63%			0.25%		0.25%
ING FMRSM Small Cap Equity	0.75%					0.25%
ING Franklin Income	0.65%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%
ING Lord Abbett Affiliated(3)	0.75%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING T. Rowe Price Capital Appreciation(3)	0.65%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING T. Rowe Price Equity Income(3)	0.65%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Templeton Global Growth(3)	0.93%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%
ING UBS U.S. Allocation(3)	0.75%	0.25%	0.25%	[ ]	[ ]%	[ ]%(5)	[ ]%(4)
ING Van Kampen Capital Growth(3)	0.65%	0.25%	0.25%	[ ]%	[ ]%	[ ]%(5)	[ ]%
ING Van Kampen Global Franchise(3)	1.00%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Van Kampen Growth and Income(3)	0.65%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%(4)
ING Van Kampen Real Estate(3)	0.65%	0.25%	0.25%	[ ]	[ ]%	[ ]%	[ ]%
ING Wells Fargo Disciplined Value(3)	0.65%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	[ ]%(4)
ING Wells Fargo Small Cap Disciplined	0.77%	0.25%	0.25%	[ ]%(6)	[ ]%	[ ]%(7)	[ ]%

(1)  This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. For ING BlackRock Large Cap Growth Portfolio operating expenses are estimated as it has not commenced operations as of December 31, 2006. For ING FMRSM Equity Income, ING FMRSM Small Cap Equity and ING Franklin Portfolios, which have not had a full year of operations as of December 31, 2006, operating expenses are based on estimated amounts for the current fiscal year. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

(2)  DSL has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  The Management Agreement between the Trust and its Adviser, DSL, provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL or the Trust, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4)  A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Disciplined Value Portfolios pay is used to

73

Portfolio Fees and Expenses (continued)

reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2006 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This arrangement may be discontinued at any time.

(5)  DSL, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING BlackRock Large Cap Growth, ING BlackRock Large Cap Value, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation and ING Van Kampen Capital Growth Portfolios. Based upon net assets as of December 31, 2006, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, [ ]% and [ ]%, respectively. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(6)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMRSM Large Cap Growth, ING FMRSM Equity Income, and ING FMRSM Small Cap Equity, ING Franklin Income and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Franklin Income Portfolio are estimated for the current fiscal year as it did not have a full calendar year of operations as of December 31, 2006. "Other Expenses" for ING ING FMRSM Equity Income, and ING FMRSM Small Cap Equity Portfolios are estimated as they had not commenced operations as of December 31, 2006.

(7)  DSL, the Adviser, has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. This amount also includes the 0.10% distribution fee waiver which footnote 2 explains in more detail.

Example(1). The Example is intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING AllianceBernstein Mid Cap Growth	$	$	$	$
ING BlackRock Large Cap Growth(1)	$	$	$	$
ING BlackRock Large Cap Value(1)	$	$	$	$
ING Capital Guardian Small/Mid Cap	$	$	$	$
ING Capital Guardian U.S. Equities	$	$	$	$
ING FMRSM Diversified Mid Cap	$	$	$	$
ING FMRSM Equity Income(2)	$	$	N/A	N/A
ING FMRSM Large Cap Growth(1)	$	$	$	$
ING FMRSM Mid Cap Growth
ING FMRSM Small Cap Equity(2)			N/A	N/A
ING Franklin Income	$	$	$	$
ING Lord Abbett Affiliated	$	$	$	$
ING T. Rowe Price Capital Appreciation	$	$	$	$
ING T. Rowe Price Equity Income	$	$	$	$
ING Templeton Global Growth	$	$	$	$
ING UBS U.S. Allocation(1)	$	$	$	$
ING Van Kampen Capital Growth(1)	$	$	$	$
ING Van Kampen Global Franchise	$	$	$	$
ING Van Kampen Growth and Income	$	$	$	$
ING Van Kampen Real Estate	$	$	$	$
ING Wells Fargo Disciplined Value	$	$	$	$
ING Wells Fargo Small Cap Disciplined(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limits for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

(2)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-year period.

74

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Description of the Portfolios section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time.

Asset Allocation Risk. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset Backed Securities Risk. The principal on asset backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage backed securities are issued in several classes with different levels of yield and credit protection. A Portfolio's investments in commercial mortgage backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing and Leverage Risk. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Convertible Securities Risk.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

75

Summary of Principal Risks (continued)

entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

Debt Securities Risk.  The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Portfolios may invest in depositary reciepts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk.  A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity

76

Summary of Principal Risks (continued)

securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield, Lower Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Income Risk. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Industry Concentration Risk. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities

77

Summary of Principal Risks (continued)

(calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Internet Risk. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investment by Funds-of-Funds Risk. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

Investment Models Risk. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls and may expose a Portfolio to greater risk and increase its costs. To mitigate leverage risk, the Adviser or Sub-Adviser to a Portfolio will segregate liquid assets on the books of a Portfolio or otherwise cover the transactions. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of a Portfolio's portfolio will be magnified when the Portfolio uses leverage. A Portfolio will also have to pay interest on its borrowings, reducing the Portfolio's return. This interest expense may be greater than a Portfolio's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to

78

Summary of Principal Risks (continued)

miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation of the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses

79

Summary of Principal Risks (continued)

of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Portfolio Turnover Risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Price Volatility Risk. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk.  Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk. A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

80

Summary of Principal Risks (continued)

Securities Lending Risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of small companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

81

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word about Portfolio Diversity

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Fundamental Investment Policies

The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

Non-Fundamental Investment Policies

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

Temporary Defensive Positions

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political, or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSL procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSL also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSL also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSL does not bear the expense of brokerage fees and other

82

More Information (continued)

transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSL by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

DSL has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSL and ING FMRSM Equity Income, ING FMRSM Large Cap Growth, ING FMRSM Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"), to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Distribution Fees. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Service 2 Class Shares;

83

More Information (continued)

(e)  training sales personnel regarding the Trust

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.

Service Fees.  The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each portfolio. The Agreement allows ING Funds Distributor, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor, (collectively "ING") out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a

84

More Information (continued)

Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which a Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Pricing of Portfolio Shares

Investments will be processed at the net asset value ("NAV") next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject,

85

More Information (continued)

restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculated its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

86

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of Market Close on the NYSE. The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

87

Management of the Portfolios

Adviser

DSL, a New York corporation, serves as the adviser to each of the Portfolios. DSL has overall responsibility for the management of each of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and DSL is registered with the NASD as a broker-dealer.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. ("DSI"), the former adviser to the Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI's advisory contracts were assumed by DSL.

DSL is an indirect, wholly-owned subsidiary of ING Groep (NYSE:ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2006, DSL managed over $[ ] billion in registered investment company assets. DSL's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSL delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to its oversight. DSL monitors the investment activities of the Sub-Advisers. From time to time, DSL also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSL received exemptive relief from the SEC permiting DSL, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

Advisory Fees

DSL receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

Portfolio	Advisory Fees (as a % of average net assets)(1)
ING AllianceBernstein Mid Cap Growth	%
ING BlackRock Large Cap Growth	%
ING BlackRock Large Cap Value	%
ING Capital Guardian Small/Mid Cap	%
ING Capital Guardian U.S. Equities	%
ING FMRSM Diversified Mid Cap	%
ING FMRSM Equity Income(1)		0.47%
ING FMRSM Large Cap Growth	%
ING FMRSM Mid Cap Growth		0.63%
ING FMRSM Small Cap Equity(1)		0.75%
ING Franklin Income	%
ING Lord Abbett Affiliated	%
ING T. Rowe Price Capital Appreciation	%
ING T. Rowe Price Equity Income	%
ING Templeton Global Growth	%
ING UBS U.S. Allocation	%
ING Van Kampen Capital Growth	%
ING Van Kampen Global Franchise	%
ING Van Kampen Growth and Income	%
ING Van Kampen Real Estate	%
ING Wells Fargo Disciplined Value	%
ING Wells Fargo Small Cap Disciplined	%

(1)  Because the Portfolio had not commenced operations as of the date of this Prospectus, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

88

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

89

Performance of Similarly Managed Mutual Funds

ING Franklin Income Portfolio, ING FMRSM Mid Cap Growth Portfolio ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Disciplined Value Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMRSM, Franklin, Lord Abbett, Templeton Global Advisors, UBS, and Wells Capital Management, respectively.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmarks.(1)

	1 Year	3 Years	5 Years	10 Years (or since inception)
FMRSM Mid Cap Growth Fund (FSMGX)	[ ]%	[ ]%	[ ]%	[ ]%(2)
(Comparable to ING FMRSM Mid Cap Growth Portfolio)
Russell Mid Cap® Growth Index	[ ]%	[ ]%	[ ]%	[ ]%(3)
Franklin Income Fund – Class A (FKINX )	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Franklin Income Portfolio)
S&P 500® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Government/Credit Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Lord Abbett Affiliated Fund – Class Y (LAFYX)	[ ]%	[ ]%	[ ]%	[ ]%(4)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(5)
Templeton Growth Fund – Class A (TEPLX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World IndexSM	[ ]%	[ ]%	[ ]%	[ ]%

90

Performance of Similarly Managed Mutual Funds (continued)

	1 Year	3 Years	5 Years	10 Years (or since inception)
UBS U.S. Allocation Fund – Class Y (PWTYX)	[ ]%	[ ]%	[ ]%	[ ]%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000® Index	[ ]%	[ ]%	[ ]%	[ ]%
Lehman Brothers Aggregate Bond Index	[ ]%	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
65% Russell 3000/30%LBAB/5% Merrill Lynch High Yield Cash Pay Only Constrained Index	[ ]%	[ ]%	[ ]%	[ ]
Wells Fargo Advantage Mid Cap Disciplined Fund – Class I (SMCDX)	[ ]%	[ ]%	[ ]%	[ ]%(6)
(Comparable to ING Wells Fargo Disciplined Value Portfolio)
Russell Midcap® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(7)
Wells Fargo Advantage Small Cap Disciplined Fund – Class I (SCOVX)	[ ]%	[ ]%	[ ]	[ ]%(8)
(Comparable to ING Wells Fargo Small Cap Disciplined Portfolio)
Russell 2000® Value Index	[ ]%	[ ]%	[ ]%	[ ]%(9)

(1)  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World IndexSM is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.

(2)  Fund commenced operations on November 15, 2001.

(3)  Index return is for the period beginning December 1, 2001.

(4)  Fund commenced operations on March 27, 1998.

(5)  Index return is for period beginning April 1, 1999.

(6)  Fund commenced operations on December 31, 1998.

(7)  Index return is for period beginning January 1, 1999.

(8)  Fund commenced operations on March 28, 2002.

(9)  Index return is for period beginning April 1, 2002.

91

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions, but does not include charges and expenses attributable to any insurance products and would be lower if they did). For the years ended December 31, 2006, 2005 and 2004, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

For ING FMRSM Equity Income and ING FMRSM Small Cap Equity Portfolios, audited financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

ING AllianceBernstein Mid Cap Growth Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	17.76		14.88	8.92	8.37
Income (loss) from investment operations:
Net investment loss	$	(0.14	)*	(0.10)	(0.10)	(0.02)*
Net realized and unrealized gain on investments	$	1.32		2.98	6.06	0.57
Total from investment operations	$	1.18		2.88	5.96	0.55
Net asset value, end of period	$	18.94		17.76	14.88	8.92
Total Return(2)%		6.64		19.35	66.82	6.57
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	17,517		12,901	4,638	158
Ratios to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(3)(4)%		1.16		1.12	1.14	1.18
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.18		1.18	1.19	1.21
Gross expenses prior expense waiver and prior to to brokerage
commission recapture(3)(4)%		1.28		1.18	1.19	1.21
Net investment loss(3)%		(0.81)		(0.93)	(0.86)	(0.71)
Portfolio turnover rate	%	103		126	111	159

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

92

Financial Highlights (continued)

ING BlackRock Large Cap Growth Portfolio

	Service Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.48	10.22		8.05	10.00
Income (loss) from investment operations:
Net investment loss	$	(0.01)	(0.00	)*	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$	1.09	1.12		2.19	(1.94)
Total from investment operations	$	1.08	1.12		2.17	(1.95)
Less distributions from:
Net realized gain on investments	$	—	0.85		—	—
Return of capital	$	—	0.01		—	—
Total distributions	$	—	0.86		—	—
Net asset value, end of period	$	11.56	10.48		10.22	8.05
Total Return(2)%		10.31	11.10		26.96	(19.50)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	155,252	18,862		14,481	4,757
Ratios to average net assets:
Net expenses after reimbursement of unified fee(3)%		1.01	1.05		1.05	1.05
Gross expenses prior to reimbursement of unified fee(3)%		1.06	1.05		1.05	1.05
Net investment loss(3)%		(0.27)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate	%	155	204		102	56

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Amount is less than $0.005.

**  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING BlackRock Large Cap Value Portfolio

	Service 2 Class
	Year Ended December 31,						September 9, 2002(1) to December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.67		10.96	8.44		8.21
Income (loss) from investment operations:
Net investment income (loss)	$	0.05		0.02	0.00	*	(0.01)*
Net realized and unrealized gain on investments	$	0.54		1.22	2.62		0.24
Total from investment operations	$	0.59		1.24	2.62		0.23
Less distributions from:
Net investment income	$	—		0.01	0.01		—
Net realized gains on investments	$	0.00	**	0.52	0.09		—
Total distributions	$	—		0.53	0.10		—
Net asset value, end of period	$	12.26		11.67	10.96		8.44
Total Return(2)%		5.06		11.41	31.07		2.80
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	3,134		2,417	805		58
Ratios to average net assets:
Net expenses after waiver/reimbursement of expenses(3)(4)%		1.18		1.20	1.20		1.21
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.22		1.20	1.20		1.21
Gross expenses prior to waiver/reimbursement of expenses(3)(4)%		1.32		1.20	1.20		1.21
Net investment income (loss)(3)%		0.45		0.22	0.01		(0.37)
Portfolio turnover rate	%	170		75	76		61

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

**  Amount is less than $0.01.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

93

Financial Highlights (continued)

ING Capital Guardian Small/Mid Cap Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.77	11.00		7.86	7.98
Income (loss) from investment operations:
Net investment income	$	0.03	0.01	*	0.01	0.02	*
Net realized and unrealized gain (loss) on investments	$	(0.17)	0.79		3.14	(0.14)
Total from investment operations	$	(0.14)	0.80		3.15	(0.12)
Less distributions from:
Net investment income	$	0.02	0.03		0.01	0.00	**
Total distributions	$	0.02	0.03		0.01	0.00	**
Net asset value, end of period	$	11.61	11.77		11.00	7.86
Total Return(2)%		(1.19)	7.32		40.08	(1.50)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)	$	9,136	7,977		4,148	330
Ratio to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(3)(4)%		1.05	1.06		1.08	1.10
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.06	1.07		1.09	1.11
Gross expenses prior to brokerage commission recapture(3)(4)%		1.16	1.07		1.09	1.11
Net investment income(3)%		0.28	0.10		0.13	0.75
Portfolio turnover rate	%	87	41		40	40

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**  Amount is less than $0.01.

ING Capital Guardian U.S. Equities Portfolio

	Serive 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	11.52		10.58	7.76	7.45
Income from investment operations:
Net investment income	$	0.03	*	0.03	0.01	0.01 *
Net realized and unrealized gain on investments and foreign currencies	$	0.67		0.93	2.81	0.31
Total from investment operations	$	0.70		0.96	2.82	0.32
Less distributions from:
Net investment income	$	0.04		0.02	—	0.01
Total distributions	$	0.04		0.02	—	0.01
Net asset value, end of period	$	12.18		11.52	10.58	7.76
Total Return(2)%		6.13		9.10	36.34	4.25
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	10,963		10,038	6,788	344
Ratios to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(3)(4)%		1.14		1.14	1.14	1.12
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%		1.15		1.15	1.15	1.16
Gross expenses prior to expense waiver and prior to brokerage
commission recapture(3)(4)%		1.25		1.15	1.15	1.16
Net investment income(3)%		0.27		0.31	0.13	0.33
Portfolio turnover rate	%	33		23	21	27

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

94

Financial Highlights (continued)

ING FMRSM Diversified Mid Cap Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.24		9.90	7.43	7.76
Income (loss) from investment operations:
Net investment income (loss)	$	(0.03	)*	(0.03)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments	$	1.95		2.39	2.46	(0.33)
Total from investment operations	$	1.92		2.36	2.47	(0.32)
Less distributions from:
Net investment income	$	—		0.02	—	0.01
Net realized gains on investments	$	0.97		—	—	—
Total distributions	$	0.97		0.02	—	0.01
Net asset value, end of period	$	13.19		12.24	9.90	7.43
Total Return(2)%		16.76		23.83	33.24	(4.15)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	30,511		9,814	3,752	226
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.14		1.16	1.15	1.16
Gross expenses prior to expense waiver(3)(4)%		1.24		1.16	1.15	1.16
Net investment income (loss)(3)%		(0.20)		(0.45)	0.17	0.30
Portfolio turnover rate	%	186		151	93	106

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

ING FMRSM Large Cap Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2006	June 1, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.48
Income (loss) from investment operations:
Net investment income	$	0.00	†
Net realized and unrealized gain on investments	$	0.14
Total from investment operations	$	0.14
Less distributions from:
Net investment income	$	—
Net realized gain on investments	$	0.02
Total distributions	$	0.02
Net asset value, end of period	$	10.60
Total Return(2)%		1.37
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	16
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.13
Gross expenses prior to expense waiver(3)(4)%		1.23
Net investment income(3)%		0.06
Portfolio turnover rate	%	139

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

†  Amount is less than $0.01.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

95

Financial Highlights (continued)

ING FMRSM Mid Cap Growth Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.59	10.09	7.26		7.36
Income (loss) from investment operations:
Net investment loss	$	(0.06)	(0.06)	(0.05	)*	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	$	0.40	1.56	2.88		(0.09)
Total from investment operations	$	0.34	1.50	2.83		(0.10)
Net asset value, end of period	$	11.93	11.59	10.09		7.26
Total Return(2)%		2.93	14.87	38.98		(1.36)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	19,169	17,124	9,620		559
Ratios to average net assets:
Net expenses after brokerage commission recapture and after
waiver/reimbursement of expenses(3)(4)%		1.00	1.02	1.01		0.95
Net expenses after waiver/reimbursement of expenses and prior to
brokerage commission recapture(3)(4) Gross expenses prior to brokerage commission recapture and	%	1.04	1.04	1.05		1.06
prior to waiver/reimbursement of expenses(3)(4)%		1.14	1.04	1.05		1.06
Net investment loss	%	(0.53)	(0.71)	(0.59)		(0.30)
Portfolio turnover rate	%	79	80	95		163

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Fraklin Income Portfolio

Service 2 Class
May 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000's)	$
Ratio to average net assets:
Net expenses after brokerage commission recapture	$
Gross expenses prior to brokerage commission recapture	$
Net investment income	$
Portfolio turnover rate	$

(1)  Commencement of opertions.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

96

Financial Highlights (continued)

ING Lord Abbett Affiliated Portfolio

	Service 2 Class
	Year Ended December 31,						September 9, 2002(1) to December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	11.47		10.52		8.03	8.16
Income (loss) from investment operations:
Net investment income	$	0.11	*	0.13	*	0.08	0.04 *
Net realized and unrealized gain (loss) on investments	$	0.50		0.89		2.42	(0.11)
Total from investment operations	$	0.61		1.02		2.50	(0.07)
Less distributions from:
Net investment income	$	0.14		0.07		0.01	0.06
Total distributions	$	0.14		0.07		0.01	0.06
Net asset value, end of period	$	11.94		11.47		10.52	8.03
Total Return(2)%		5.41		9.73		31.11	(0.92)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,803		1,917		1,015	307
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.15		1.15		1.15	1.16
Gross expenses prior to expense waiver(3)(4)%		1.25		1.15		1.15	1.16
Net investment income(3)%		0.94		1.22		1.07	1.37
Portfolio turnover rate	%	141		36		40	42

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. Rowe Price Capital Appreciation Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(1) to December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	24.44		21.35		17.15		17.40
Income from investment operations:
Net investment income	$	0.34	*	0.39	*	0.28	*	0.12 *
Net realized and unrealized gain on investments and foreign currencies	$	1.45		3.12		4.00		0.06
Total from investment operations	$	1.79		3.51		4.28		0.18
Less distributions from:
Net investment income	$	0.33		0.26		0.06		0.23
Net realized gain on investments	$	0.87		0.16		0.02		0.20
Total distributions	$	1.20		0.42		0.08		0.43
Net asset value, end of period	$	25.03		24.44		21.35		17.15
Total Return(2)%		7.59		16.48		24.96		1.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	91,510		55,360		20,123		903
Ratios to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(3)(4)%		1.05		1.05		1.08		0.09
Net expenses after expense waiver and prior to brokerage
commission recapture(3)(4)%		1.05		1.05		1.08		0.09
Gross expenses prior to brokerage commission recapture(3)(4)%		1.15		1.07		1.09		1.10
Net investment income(3)%		1.35		1.72		1.62		2.20
Portfolio turnover rate	%	23		21		12		16

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

97

Financial Highlights (continued)

ING T. Rowe Price Equity Income Portfolio

	Service 2 Class
	Year Ended December 31,						September 9, 2002(1) to December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	13.70		12.12		9.72	9.92
Income (loss) from investment operations:
Net investment income	$	0.19	*	0.17	*	0.16	0.06 *
Net realized and unrealized gain (loss) on investments	$	0.30		1.60		2.27	(0.09)
Total from investment operations	$	0.49		1.77		2.43	(0.03)
Less distributions from:
Net investment income	$	0.15		0.12		(0.02)	(0.11)
Net realized gain on investments	$	0.32		0.07		(0.01)	(0.06)
Total distributions	$	0.47		0.19		(0.03)	(0.17)
Net asset value, end of period	$	13.72		13.70		12.12	9.72
Total Return(2)%		3.75		14.61		25.10	(0.30)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	38,469		23,759		11,362	650
Ratios to average net assets:
Net expenses after waiver/reimbursement of expenses and
after brokerage commission recapture(3)(4)%		1.05		1.06		1.08	1.08
Net expenses after waiver/reimbursement of expenses and
prior to brokerage commission recapture(3)(4) Gross expenses prior to waiver/reimbursement of expenses and	%	1.05		1.07		1.09	1.10
prior to brokerage commission recapture(3)(4)%		1.15		1.07		1.09	1.10
Net investment income(3)%		1.41		1.40		1.58	1.89
Portfolio turnover rate	%	18		16		12	23

(1)  Commencement operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING Templeton Global Growth Portfolio

	Service 2 Class
	Year Ended December 31,				September 9, 2002(2) to December 31,
	2006	2005(1)	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.43	11.30	8.29	8.05
Income (loss) from investment operations:
Net investment income (loss)	$	0.06	0.02	0.02	(0.00)*
Net realized and unrealized gain on investments and foreign currencies	$	1.14	1.18	2.99	0.24
Total from investment operations	$	1.20	1.20	3.01	0.24
Less distributions from:
Net investment income	$	0.09	0.07	—	—
Total distributions	$	0.09	0.07	—	—
Net asset value, end of period	$	13.54	12.43	11.30	8.29
Total Return(4)%		9.78	10.64	36.31	2.98
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	6,469	4,770	2,081	60
Ratio to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(4)(5)%		1.37	1.41	1.40	1.40
Net expenses after expense waiver and prior to brokerage
commission recapture(4)(5) Gross expenses prior to expense waiver and prior to brokerage	%	1.37	1.41	1.41	1.41
commission recapture(4)(5)%		1.47	1.41	1.41	1.41
Net investment income (loss)(5)%		0.49	0.21	0.23	(0.16)
Portfolio turnover rate	%	109	28	23	36

(1)  Since December 5, 2005, Templeton Global Advisers Limited has served as Portfolio Manager of the ING Templeton Global Growth Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after that date.

*  Amount is less than $0.01

98

Financial Highlights (continued)

ING UBS U.S. Allocation Portfolio

	Service 2 Class
	Year Ended December 31,					June 3, 2003(1) to December 31,
	2006	2005		2004(1)		2003
Per Share Operating Performance:
Net asset value, beginning of period	$	9.51		8.65		7.88
Income (loss) from investment operations:
Net investment income	$	0.11	*	0.14	*	0.02
Net realized and unrealized gain on investments	$	0.49		0.79		0.75
Total from investment operations	$	0.60		0.93		0.77
Less distributions from:
Net investment income	$	0.13		0.07		0.00 **
Total distributions	$	0.13		0.07		—
Net asset value, end of period	$	9.98		9.51		8.65
Total Return(2)%		6.34		10.81		9.77
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	4,708		3,174		963
Ratio to average net assets:
Net expenses after waiver/reimbursement of expenses and borkerage commission recapture(3)(4)%		1.12		1.16		1.16
Net expenses after waiver/reimbursement of expenses and prior to brokerage commission recapture(3)(4)%		1.13		1.16		1.16
Gross expenses prior to waiver/reimbursement of expenses and broker commission recapture(3)(4)%		1.25		1.16		1.16
Net investment income(3)%		1.18		1.53		1.39
Portfolio turnover rate	%	104		106		203

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**  Amount is less than $0.01.

ING Van Kampen Capital Growth Portfolio

	Service 2 Class
	Year Ended December 31,				September 9, 2002(1) to December 31,
	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	10.28	9.65	7.89	8.07
Income (loss) from investment operations:
Net investment income (loss)	$	(0.03)	0.03	(0.01)	0.00 **
Net realized and unrealized gain (loss) on investments	$	1.57	0.65	1.87	(0.18)
Total from investment operations	$	1.54	0.68	1.86	(0.18)
Less distributions from:
Net investment income	$	0.03	—	—	—
Net realized gain on investments	$	—	0.05	0.10	—
Total distributions	$	0.03	0.05	0.10	—
Net asset value, end of period	$	11.79	10.28	9.65	7.89
Total Return(2)%		14.99	7.03	23.63	(2.23)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	12,816	9,790	5,893	468
Ratios average net assets:
Net expenses after waiver/reimbursement of expenses(3)(4)%		1.06	1.05	1.17	1.16
Gross expenses prior to waiver/reimbursement of expenses(3)(4)%		1.08	1.05	1.17	1.16
Net investment income (loss)(3)%		(0.30)	0.33	(0.10)	0.10
Portfolio turnover rate	%	84	170	120	113

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**  Amount is less than $0.01.

99

Financial Highlights (continued)

ING Van Kampen Global Franchise Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(2) to December 31,
	2006	2005		2004		2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$	12.59		11.19		8.93		9.34
Income (loss) from investment operations:
Net investment income	$	0.15	*	0.13	*	0.08		0.01 **
Net realized and unrealized gain (loss) on investments and foreign currencies	$	1.25		1.27		2.23		(0.42)
Total from investment operations	$	1.40		1.40		2.31		(0.41)
Less distributions from:
Net investment income	$	0.02		—		—		—
Net realized gain on investments	$	0.14		—		0.00	**	—
Return of capital	$	—		—		0.05		—
Total distributions	$	0.16		—		0.05		—
Net asset value, end of period	$	13.83		12.59		11.19		8.93
Total Return(2)%		11.19		12.51		25.94		(4.39)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	66,241		39,871		14,543		713
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.40		1.40		1.40		1.41
Gross expenses prior to expense waiver(3)(4)%		1.50		1.40		1.40		1.41
Net investment income(3)%		1.11		1.09		0.87		0.20
Portfolio turnover rate	%	17		9		9		33

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**  Amount is less than $0.01.

ING Van Kampen Growth and Income Portfolio

	Service 2 Class
	Year Ended December 31,							September 9, 2002(1) to December 31,
	2006	2005		2004		2003		2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	24.79		21.99		17.25		17.53
Income (loss) from investment operations:
Net investment income	$	0.30	*	0.24	*	0.22	*	0.07 *
Net realized and unrealized gain (loss) on investments	$	2.13		2.82		4.56		(0.20)
Total from investment operations	$	2.43		3.06		4.78		(0.13)
Less distributions from:
Net investment income	$	0.26		0.26		0.04		0.15
Total distributions	$	0.26		0.26		0.04		0.15
Net asset value, end of period	$	26.96		24.79		21.99		17.25
Total Return(3)%		9.89		13.92		27.71		(0.78)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	70,395		53,321		24,079		999
Ratios to average net assets:
Net expenses after expense waiver and after brokerage
commission recapture(4)(5)%		1.04		1.05		1.05		1.03
Net expenses prior to brokerage commission recapture and
after expense waiver(4)(5) Gross expenses prior to expense waiver and prior to brokerage	%	1.05		1.07		1.09		1.11
commission recapture(4)(5)%		1.15		1.07		1.09		1.11
Net investment income(5)%		1.16		1.03		1.16		1.24
Portfolio turnover rate	%	39		52		62		153

(1)  Commencement of operations.

(2)  Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

100

Financial Highlights (continued)

ING Van Kampen Real Estate Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$	27.58		20.47	14.99	16.24
Income (loss) from investment operations:
Net investment income	$	0.42	†*	0.62	0.75	0.31
Net realized and unrealized gain (loss) on investments	$	4.07		7.07	4.87	(0.89)
Total from investment operations	$	4.49		7.69	5.62	(0.58)
Less distributions from:
Net investment income	$	0.30		0.36	0.02	0.42
Net realized gain on investments	$	0.86		0.22	0.12	0.25
Total distributions	$	1.16		0.58	0.14	0.67
Net asset value, end of period	$	30.91		27.58	20.47	14.99
Total Return(2)%		16.59		37.62	37.54	(3.53)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	28,996		17,800	6,240	286
Ratios to average net assets:
Net expenses after expense waiver(3)(4)%		1.05		1.06	1.08	1.10
Gross expenses prior to expense waiver(3)(4)%		1.15		1.06	1.08	1.10
Net investment income(3)%		1.43	†	3.88	4.42	6.59
Portfolio turnover rate	%	24		18	12	27

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.39, increase net realized and unrealized gain on investments $0.39 and decrease the ratio of net investment to average net assets from 2.78% to 1.43% on Class S2.

ING Wells Fargo Disciplined Value Portfolio

	Service 2 Class
	Year Ended December 31,					September 9, 2002(1) to December 31,
	2006	2005		2004	2003	2002(2)
Per Share Operating Performance:
Net asset value, beginning of period	$	14.71		13.14	10.04	10.17
Income (loss) from investment operations:
Net investment income	$	0.05	*	0.04	0.02	0.01 *
Net realized and unrealized gain (loss) on investments	$	0.78		1.59	3.09	(0.14)
Total from investment operations	$	0.83		1.63	3.11	(0.13)
Less distributions from:
Net investment income	$	0.09		0.06	0.01	0.00 **
Total distributions	$	0.09		0.06	0.01	0.00
Net asset value, end of period	$	15.45		14.71	13.14	10.04
Total Return(3)%		5.70		12.44	30.93	(1.27)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$	4,007		3,292	1,641	44
Ratios average net assets:
Net expenses after brokerage commission recapture and
after expense waiver(4)(5)%		1.03		1.03	1.04	0.91
Net expenses prior to brokerage commission recapture and after expense waiver(4)(5)%		1.06		1.07	1.09	1.10
Gross expenses prior to brokerage commission recapture and
prior to expense waiver(4)(5)%		1.16		1.07	1.09	1.10
Net investment income(4)%		0.37		0.53	0.21	0.23
Portfolio turnover rate	%	176		90	106	158

(1)  Commencement of operations.

(2)  Since August 1, 2002, Jennison Associates, LLC has served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Amount is less than 0.01.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

101

Financial Highlights (continued)

ING Wells Fargo Small Cap Disciplined Portfolio

	Service 2 Class
	Year Ended December 31, 2006	November 30, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income from investment operations:
Net investment (loss)	$	(0.01)
Net realized and unrealized (loss) on investments	$	(0.26)
Total from investment operations	$	(0.27)
Less distributions from:
Net asset value, end of period	$	9.73
Total Return(2)%		(2.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expense after expense waiver(3)(4)%		1.27
Gross expenses prior to expense waiver(3)(4)%		1.78
Net investment income(3)%		(1.27)
Portfolio turnover rate	%	1

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares of the Portfolio, respectively. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

102

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year, and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Stock Funds

ING American Funds Growth Portfolio

ING American Funds International Portfolio

ING American Funds Growth-Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the ING American Funds Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the ING American Funds Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, "Portfolios"). Only the ING American Funds Portfolios are offered in this prospectus ("Prospectus").

Master/Feeder Mutual Fund Structure

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, ("Master Fund"). Each Master Fund is a series of American Funds Insurance Series® ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees ("Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage the Portfolio's assets either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio, which would result in differences in returns received by those investors.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.

Investment Adviser to the Portfolios

ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser to the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

Investment Adviser to the Master Funds

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.

2

Introduction (continued)

Portfolios and Master Funds

Each Master Fund is a series of American Funds. Each Portfolio's Master Fund is listed below:

Feeder Fund Portfolio	American Funds Master Fund
ING American Funds Growth Portfolio	Growth Fund (Class 2 shares)

ING American Funds International Portfolio	International Fund (Class 2 shares)

ING American Funds Growth-Income Portfolio	Growth-Income Fund (Class 2 shares)

Investing Through Your Variable Contract

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans"), as well as to certain investment advisers and their affiliates.

Why Reading this Prospectus and the Master Funds' Prospectus is Important

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

3

Description of the Portfolios

ING AMERICAN FUNDS GROWTH PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Growth Fund normally invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Growth Fund may invest up to 15% of its assets in the equity securities of issuers domiciled outside the United States and Canada and not included in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Manager Risk
Market and Company Risk
Market Trends Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

4

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Return(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ING American Funds Growth
Portfolio Return	%	%(1)	N/A
S&P 500® Index	%	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth Fund is set out below under "Management of the Master Funds."

5

Description of the Portfolios (continued)

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the International Fund normally invests primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on the changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the International Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Currency Risk
Emerging Market Risk
Equity Securities Risk
Foreign Investment Risk
Liquidity Risk
Manager Risk
Market and Company Risk
Market Trends Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

6

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"). The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.

Average Annual Total Return(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
ING American Funds International
Portfolio Return	%	%(1)	N/A
MSCI EAFE® Index	%	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the International Fund is set out below under "Management of the Master Funds."

7

Description of the Portfolios (continued)

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

Investment Objective

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Growth-Income Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not included in the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

Principal Risks

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth-Income Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Manager Risk
Market and Company Risk
Market Trends Risk

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

Portfolio Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

8

Description of the Portfolios (continued)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance – the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

Average Annual Total Return(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
ING American Funds
Growth-Income Portfolio Return	%	%(1)	N/A
S&P 500® Index	%	%(2)	N/A

(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The index return is for the period beginning September 1, 2003.

Investment Adviser to the Master Fund

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth-Income Fund is set out below under "Management of the Master Funds."

9

Portfolio Fees and Expenses

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2006. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. Shareholders who acquire Portfolio shares through a Variable Contract or Qualified Plan should refer to the applicable plan document, contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should contact the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios and their corresponding Master Funds are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

	Management Fee(2)	Distribution (12b-1) Fee(3)	Other Expenses(4)	Total Operating Expenses
ING American Funds Growth Portfolio	0.32%	0.75%	%	%(5)
ING American Funds International Portfolio	0.50%	0.75%	%	%(5)
ING American Funds Growth-Income Portfolio	0.27%	0.75%	%	%(5)

(1)  This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(2)  Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of 0.32%, 0.50%, and 0.27%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.32%, 0.50%, and 0.27% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3)  Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to ING Funds Distributor, LLC. In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4)  Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(5)  Capital Research Management Company ("CRMC") has voluntarily agreed to waive a portion of its management fee. Including this waiver, the "Total Net Operating Expenses" for the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio would have been  %,  %, and  %, respectively. This arrangement may be discontinued by CRMC at any time.

10

Portfolio Fees and Expenses (continued)

Example.

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares' operating expenses remain the same. The Example does not reflect the expenses and charges of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year(1)	3 Years(1)	5 Years(1)	10 Years(1)
ING American Funds Growth Portfolio	$	$	$	$
ING American Funds International Portfolio	$	$	$	$
ING American Funds Growth-Income Portfolio	$	$	$	$

(1)  This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund for the one-year period and the first year of the three-, five-, and ten-year periods.

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of the corresponding Master Fund and its investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the "Description of the Portfolios" section and are described below. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time. Additional investment policies and risks of the Portfolios and Master Funds are set forth in the Statements of Additional Information ("SAIs") of the Portfolios and Master Funds, each of which is available upon request.

Currency Risk.  A Master Fund or Portfolio that invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of a Master Fund's or a Portfolio's investment.

Emerging Markets Risk. Emerging markets countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

11

Summary of Principal Risks (continued)

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Master Fund or a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. A Master Fund or a Portfolio's investments in illiquid securities may reduce the returns of a Master Fund or a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Master Funds or Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve a Master Fund's or a Portfolio's investment objective, and a portfolio counselor of a Master Fund could do a poor job in executing an investment strategy. A portfolio counselor of a Master Fund may use investment techniques or invest in securities that are not part of a Master Fund's principal investment strategies. For example, if market conditions warrant, Master Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Master Funds that invest principally in small- to mid-sized capitalization companies may shift to preferred stocks and larger-capitalization

12

Summary of Principal Risks (continued)

stocks. These shifts may alter the risk/return characteristics of the Master Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Master Fund or a Portfolio invests may still trail returns from the overall stock market.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Master Fund or a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

More Information

Percentage and Rating Limitations

Unless otherwise stated, the percentage and rating limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Portfolio in this Prospectus is diversified, through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940, as amended. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies).

Fundamental Policies

Investment restrictions are fundamental if so designated in this Prospectus or the SAI. This means they may not be modified or changed without a vote of the shareholders.

Additional Information About the Portfolios and the Master Funds

The SAI of the Portfolios is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy of the SAI of the Portfolios and the SAI of the Master Funds without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Additional Investment Policies

Additional investment policies of the Master Funds and the Portfolios are set forth in the SAI of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at 1-800-366-0066, or downloading them from the SEC's website http://www.sec.gov.

13

More Information (continued)

Temporary Defensive Positions

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's investment objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolios with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258. ING Funds Distributor is an affilitate of ING Investments, the Adviser of the Portfolios.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at (800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Plans

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Rule 12b-1 Plan, the Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in

14

More Information (continued)

the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolios are available to serve as investment options under Variable Contracts and Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolios serve as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and SAI.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under Section 817(h) of the Internal Revenue Code of 1986, as amended under the federal

15

More Information (continued)

tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to allocate amounts among investment options corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Frequent Trading – Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments or CRMC to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds, and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post its quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

16

Overall Management of the Trust

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING Investments may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolios' annual shareholder report dated December 31, 2006.

"Manager-of-Managers" Structure

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for each Portfolio. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace or hire non-affiliated sub-advisers for a Portfolio, as well as change the terms of a sub-advisory agreement with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

Advisory Fees

Pursuant to its investment advisory agreement with the Trust, ING Investments may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.54%, and 0.29% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Management Of The Master Funds

Investment Adviser to each Master Fund

CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly-owned subsidiary of The Capital Group Companies, Inc., is principally located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2006, CRMC managed more than $[ ] billion in assets.

17

Management of the Master Funds (continued)

The total annual management fee paid by each Master Fund, as a percentage of average daily net assets, for the fiscal year ended December 31, 2006 is as follows:

Growth Fund	%
International Fund	%
Growth-Income Fund	%

Sub-Adviser to each Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the funds' objective(s) and the policies and oversight of CRMC.

The primary portfolio managers for the Growth Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Donnalisa Barnum	Senior Vice President, Capital Research Company	4 years	An equity portfolio counselor	21	26

Gordon Crawford	Senior Vice President, Capital Research and Management Company	13 years (plus 5 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	36	36

Gregg E. Ireland	Senior Vice President, Capital Research and Management Company	1 year	An equity portfolio counselor	34	34

Michael T. Kerr	Vice President, Capital Research and Management Company	2 years	An equity portfolio counselor	22	24

Ronald B. Morrow	Senior Vice President, Capital Research Company	4 years (plus 5 years prior experience as a research professional for the Master Fund	An equity portfolio counselor	10	39

18

Management of the Master Funds (continued)

The primary portfolio managers for the International Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Robert W. Lovelace (Vice President)	Chairman, Capital Research Company	13 years	A non-U.S. equity portfolio counselor	22	22

Alwyn Heong	Senior Vice President, Capital Research Company	11 years	A non-U.S. equity portfolio counselor	15	19

Sung Lee	Executive Vice President and Director, Capital Research Company	1 year	An equity portfolio counselor	13	13

Christopher M. Thomsen	Vice President, Capital Research Company	1 year	An equity portfolio counselor	11	11

The primary portfolio managers for the Growth-Income Fund are listed below.

		Years of Experience as Portfolio Counselor (and Research	Portfolio Counselor's Role in the Management	Approximate Years of Experience as an Investment Professional
Portfolio Counselor (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Professional, if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
James K. Dunton, (Vice Chairman of the Board)	Senior Vice President and Director, Capital Research and Management Company	23 years (since the Master Fund began operations)	An equity portfolio counselor	45	45

Donald D. O'Neal (President and Trustee)	Senior Vice President and Director, Capital Research and Management Company	2 years	An equity portfolio counselor	22	22

Claudia P. Huntington (Vice President)	Senior Vice President, Capital Research and Management Company	13 years (plus 5 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	32	34

C. Ross Sappenfield	Vice President, Capital Research Company	8 years	An equity portfolio counselor	15	15

19

Management of the Master Funds (continued)

The Master Funds' SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Master Funds.

Performance of Master Funds

The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2006, adjusted to reflect current expenses of each Portfolio. The information below does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.

	1 Year(1)	5 Year(1)	10 Years(1)(2)
Growth Fund	10.22%	8.29%	13.39%
International Fund	18.98%	14.65%	11.09%
Growth-Income Fund	15.20%	7.79%	10.26%

(1)  Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios. These additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and  % for other expenses, for a total of  % for each of the Portfolios.

(2)  Both the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

Advisory Fee

Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments or taking other appropriate action.

20

Taxes and Distributions

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") including requirements with respect to diversification of assets, distribution of income and sources of income. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the Underlying Regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a portfolio to the insurance company's separate accounts.

Since the only shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

21

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions, but does not include charges and expenses attributable to any insurance products and would be lower if they did). For the years ended December 31, 2006, 2005 and 2004 and for the period ended 2003, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING American Funds Growth Portfolio

	Year Ended December 31,				September 2, 2003(1) to
	2006	2005	2004		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$	50.88	45.47		42.35
Income (loss) from investment operations:
Net investment income (loss)	$	0.12	(0.09)		0.01
Net realized and unrealized gain on investments	$	7.82	5.50		3.11
Total from investment operations	$	7.94	5.41		3.12
Less distributions from:
Net investment income	$	—	0.00	*	—
Net realized gain from investments	$	0.01	0.00	*	—
Total distributions	$	0.01	0.00	*	—
Net asset value, end of period	$	58.81	50.88		45.47
Total Return(2):	%	15.61	11.91		7.37
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,550,350	854,657		130,333
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%		0.52	0.53		0.53
Net investment income (loss)(3)%		0.27	(0.27)		0.09
Portfolio turnover rate(4)%		1	3		0 *

(1)   Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
*  Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

	Year Ended December 31,	Year Ended December 31,	September 2, 2003(1) to December 31,
2006	2005	2004	2003
Expenses including net expenses of the Master Fund(3)%	1.09	1.14	1.17
Expenses including gross expenses of the Master Fund(3)%	1.12	1.14	1.17
Portfolio turnover rate of the Master Fund %	29	30	34

22

Financial Highlights (continued)

ING American Funds International Portfolio

	Year Ended December 31,					September 2, 2003(1) to
	2006	2005		2004(2)		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$	16.03		13.53		11.78
Income from investment operations:
Net investment income (loss)	$	0.23	*	0.22	*	0.12
Net realized and unrealized gain on investments	$	3.10		2.30		1.63
Total from investment operations	$	3.33		2.52		1.75
Less distributions from:
Net investment income	$	0.09		0.02		—
Net realized gains from investments	$	0.03		0.00	**	—
Total distributions	$	0.12		0.02		—
Net asset value, end of period	$	19.24		16.03		13.53
Total Return(2):	%	20.92		18.64		14.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	718,768		326,471		44,814
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%		0.52		0.53		0.53
Net investment income(3)%		1.33		1.54		6.96
Portfolio turnover rate(4)%		2		5		2

(1)   Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
*  Per share data calculated using average number of shares outstanding throughout the period.
**  Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

	Year Ended December 31,	Year Ended December 31,	September 2, 2003(1) to December 31,
2006	2005	2004	2003
Expenses including net expenses of the Master Fund(3)%	1.29	1.36	1.41
Expenses including gross expenses of the Master Fund(3)%	1.34	1.37	1.41
Portfolio turnover rate of the Master Fund %	40	37	41

ING American Funds Growth-Income Portfolio

	Year Ended December 31,					September 2, 2003(1) to
	2006	2005		2004(2)		December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$	36.93		33.67		30.83
Income from investment operations:
Net investment income	$	0.38	*	0.29	*	0.20
Net realized and unrealized gain on investments	$	1.57		3.01		2.64
Total from investment operations	$	1.95		3.30		2.84
Less distributions from:
Net investment income	$	0.13		0.04		—
Net realized gains from investments	$	0.03		0.00	**	—
Total distributions	$	0.16		0.04		—
Net asset value, end of period	$	38.72		36.93		33.67
Total Return(2):	%	5.29		9.79		9.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,063,647		660,757		97,992
Ratio to average net assets:
Expenses excluding expenses of the Master Fund(3)%		0.52		0.53		0.53
Net investment income(3)%		1.00		0.84		4.41
Portfolio turnover rate(4)%		1		2		0 **

(1)   Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
*  Per share data calculated using average number of shares outstanding throughout the period.
**  Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.

	Year Ended December 31,	Year Ended December 31,	September 2, 2003(1) to December 31,
2006	2005	2004	2003
Expenses including net expenses of the Master Fund(3)%	1.04	1.08	1.12
Expenses including gross expenses of the Master Fund(3)%	1.06	1.08	1.12
Portfolio turnover rate of the Master Fund %	20	21	21

23

(This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066 or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the ING Franklin Templeton Founding Strategy Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests primarily in a combination of Franklin Templeton mutual funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page ___ of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S"). The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services, LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Franklin Templeton mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment policies of the Underlying Funds are described in the section entitled "Investment Objectives, Main Investments and Risks of the Underlying Funds." The Sub-Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Risk Arbitrage Securities and Distressed Companies
Sector Risk
Small-Capitalization Company Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

3

Description of the Portfolios (continued)

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page , "More Information on Risks" on page and "Risks Associated with an Investment in the Underlying Funds" on page in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, no annual performance information is provided.

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by ADV Class shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

ADV Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	(12b-1) Fee(2)	Distribution Shareholder Service Fee	Other Expenses(3)	Acquired (Underlying) Funds Fees and Expenses(4)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(5)	Total Net Operating Expenses
ING Franklin Templeton Founding Strategy	0%	0.25%	0.50%	0.10%			—

(1)  This table shows the estimated operating expenses for the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of the date of this Prospectus.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(5)  Directed Services, LLC ("DSL"), the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

5

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Franklin Income Portfolio	%	—%
ING Templeton Global Growth Portfolio	%	—%
ING Franklin Mutual Shares Portfolio	%	—%

Example

The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolio's total net operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Franklin Templeton Founding Strategy(1)	$	$

(1)  The Example numbers reflect the contractual agreement/waivers for the one-year period and the final year of the three-year period.

6

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page __ for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

7

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Normally invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. Seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC.	ING Franklin Mutual Shares Portfolio	Capital appreciation. Income is a secondary goal.	Invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stocks) of companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria. Invests primarily in undervalued stocks. To a lesser extent the Portfolio also invests in risk arbitrage securities and distressed companies. Invests primarily in medium and large capitalization companies (those with market capitalizations greater than $1.5 billion) but also may invest in small capitalization companies. Invests significantly in foreign investments, including sovereign debt and participations in foreign government debt. May, from time to time, attempt to hedge against currency risks largely using forward foreign currency exchange contracts. May also engage in an arbitrage strategy. Investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities or other indebtedness of such companies.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

8

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Also invests in depositary receipts. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. May use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. May invest up to 5% of its total assets in options and swap agreements.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk, and value investing risk.

9

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

10

More Information on Risks (continued)

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from

11

More Information on Risks (continued)

time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be

12

More Information on Risks (continued)

more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

13

More Information on Risks (continued)

at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

14

More Information on Risks (continued)

Risk Arbitrage Securities and Distressed Companies.  Certain Underlying Portfolios, and in particular the Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations , spinoffs, or tender or exchange offers) or that the underlying Portfolio's manager believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring or tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately

15

More Information on Risks (continued)

priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a limited liability corporation, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2006, DSL managed approximately $    billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, DSL may delegate to a sub-adviser the responsibility for investment management, subject to DSL's oversight. DSL would monitor the investment activities of the sub-adviser. From time to time, DSL may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust received exemptive relief from the SEC to permit DSL, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan)

16

Management and Other Service Providers (continued)

in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

17

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Policies and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

18

Information for Investors (continued)

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Sub-Adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

19

Information for Investors (continued)

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

20

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

21

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated
April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the ING Franklin Templeton Founding Strategy Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests primarily in a combination of Franklin Templeton mutual funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page ___ of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S"). The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services, LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Franklin Templeton mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment policies of the Underlying Funds are described in the section entitled "Investment Objectives, Main Investments and Risks of the Underlying Funds." The Sub-Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Risk Arbitrage Securities and Distressed Companies
Sector Risk
Small-Capitalization Company Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

3

Description of the Portfolios (continued)

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page , "More Information on Risks" on page and "Risks Associated with an Investment in the Underlying Funds" on page in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, no annual performance information is provided.

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by Class I shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class I Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	(12b-1) Fee	Distribution Shareholder Service Fee	Other Expenses(2)	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING Franklin Templeton Founding Strategy	0%	—	—	0.10%			—

(1)  This table shows the estimated operating expenses for the Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of the date of this Prospectus.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  Directed Services, LLC ("DSL"), the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

5

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Franklin Income Portfolio	%	—%
ING Templeton Global Growth Portfolio	%	—%
ING Franklin Mutual Shares Portfolio	%	—%

Example

The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolio's total net operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Franklin Templeton Founding Strategy(1)	$	$

(1)  The Example numbers reflect the contractual expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

6

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page __ for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

7

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation,	Normally invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. Seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC.	ING Franklin Mutual Shares Portfolio	Capital appreciation. Income is a secondary goal.	Invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stocks) of companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria. Invests primarily in undervalued stocks. To a lesser extent the Portfolio also invests in risk arbitrage securities and distressed companies. Invests primarily in medium and large capitalization companies (those with market capitalizations greater than $1.5 billion) but also may invest in small capitalization companies. Invests significantly in foreign investments, including sovereign debt and participations in foreign government debt. May, from time to time, attempt to hedge against currency risks largely using forward foreign currency exchange contracts. May also engage in an arbitrage strategy. Investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities or other indebtedness of such companies.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

8

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Also invests in depositary receipts. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. May use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. May invest up to 5% of its total assets in options and swap agreements.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk, and value investing risk.

9

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

10

More Information on Risks (continued)

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from

11

More Information on Risks (continued)

time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be

12

More Information on Risks (continued)

more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

13

More Information on Risks (continued)

at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

14

More Information on Risks (continued)

Risk Arbitrage Securities and Distressed Companies.  Certain Underlying Portfolios, and in particular the Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations , spinoffs, or tender or exchange offers) or that the underlying Portfolio's manager believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring or tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately

15

More Information on Risks (continued)

priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a limited liability corporation, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2006, DSL managed approximately $    billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, DSL may delegate to a sub-adviser the responsibility for investment management, subject to DSL's oversight. DSL would monitor the investment activities of the sub-adviser. From time to time, DSL may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust received exemptive relief from the SEC to permit DSL, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.

16

Management and Other Service Providers (continued)

These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

17

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Policies and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

18

Information for Investors (continued)

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Sub-Adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

19

Information for Investors (continued)

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

20

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

21

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated
April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

This Prospectus is designed to help you make informed decisions about investments in ING Franklin Templeton Founding Strategy Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING Franklin Templeton Founding Strategy Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the ING Franklin Templeton Founding Strategy Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio invests primarily in a combination of Franklin Templeton mutual funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page ___ of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as an investment option under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I") and Service Class ("Class S"). The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

2

Description of the Portfolio

Adviser
Directed Services, LLC

ING Franklin Templeton Founding Strategy Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio's assets are invested in a combination of Franklin Templeton mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The investment policies of the Underlying Funds are described in the section entitled "Investment Objectives, Main Investments and Risks of the Underlying Funds." The Sub-Adviser uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1/3%) of its assets to the following three Underlying Funds:

•  ING Franklin Income Portfolio

•  ING Templeton Global Growth Portfolio

•  ING Franklin Mutual Shares Portfolio

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Portfolio's administrator.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Mid-Capitalization Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Risk Arbitrage Securities and Distressed Companies
Sector Risk
Small-Capitalization Company Risk
Value Investing Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

3

Description of the Portfolios (continued)

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page  , "More Information on Risks" on page   and "Risks Associated with an Investment in the Underlying Funds" on page   in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of the date of this Prospectus, no annual performance information is provided.

4

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, may vary from year to year, the fees and expenses paid by Class S shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class S Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	(12b-1) Fee	Distribution Shareholder Service Fee	Other Expenses(2)	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING Franklin Templeton Founding Strategy	0%	—	0.25%	0.10%		%	—%

(1)  This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not commenced operations as of the date of this Prospectus.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3)  The Portfolio's Acquired (Underlying) Funds' Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  Directed Services, LLC ("DSL"), the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSL, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

5

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Franklin Income Portfolio	%	—%
ING Templeton Global Growth Portfolio	%	—%
ING Franklin Mutual Shares Portfolio	%	—%

Example

The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolio's total net operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of the Portfolio for the one-year period and for the first year of the three-year period. The Example does not reflect expenses and charges which are, or may be imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING Franklin Templeton Founding Strategy(1)	$	$

(1)  The Example numbers reflect the contractual expense limitation/waivers for the one-year period and the first year of the three-year period.

6

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page __ for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

7

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation,	Normally invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. Seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods. May invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC.	ING Franklin Mutual Shares Portfolio	Capital appreciation. Income is a secondary goal.	Invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stocks) of companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria. Invests primarily in undervalued stocks. To a lesser extent the Portfolio also invests in risk arbitrage securities and distressed companies. Invests primarily in medium and large capitalization companies (those with market capitalizations greater than $1.5 billion) but also may invest in small capitalization companies. Invests significantly in foreign investments, including sovereign debt and participations in foreign government debt. May, from time to time, attempt to hedge against currency risks largely using forward foreign currency exchange contracts. May also engage in an arbitrage strategy. Investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt securities, comparable unrated debt securities or other indebtedness of such companies.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, and value investing risk.

8

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risk
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Also invests in depositary receipts. May invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. May use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. May invest up to 5% of its total assets in options and swap agreements.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk, and value investing risk

9

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, DSL is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others. DSL subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, DSL may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

10

More Information on Risks (continued)

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when DSL or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from

11

More Information on Risks (continued)

time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be

12

More Information on Risks (continued)

more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. DSL will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

13

More Information on Risks (continued)

at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

14

More Information on Risks (continued)

Risk Arbitrage Securities and Distressed Companies.  Certain Underlying Portfolios, and in particular the Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations , spinoffs, or tender or exchange offers) or that the underlying Portfolio's manager believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring or tender or exchange offer proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately

15

More Information on Risks (continued)

priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. DSL, a limited liability corporation, serves as the investment adviser to the Portfolio. DSL has overall responsibility for the management of the Portfolio. DSL is registered with the SEC as an investment adviser. DSL is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2006, DSL managed approximately $    billion in assets. DSL's principal address is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSL oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, DSL may delegate to a sub-adviser the responsibility for investment management, subject to DSL's oversight. DSL would monitor the investment activities of the sub-adviser. From time to time, DSL may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust received exemptive relief from the SEC to permit DSL, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

DSL does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability corporation with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees  The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

16

Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor (collectively, "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, DSL has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or DSL are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSL, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio, as well as rebalancing percentage allocations to the Underlying Funds.

17

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Policies and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of DSL, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

18

Information for Investors (continued)

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Sub-Adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

19

Information for Investors (continued)

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of DSL to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

20

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

21

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated
April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page [ ].

	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

	Shorter Investment Horizon			Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio		ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%

	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%

	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%

	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%

	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%

	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%

	Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%

	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%

	Bonds	%	Bonds	%	Bonds	%	Bonds	%

	Cash	%	Cash	%	Cash	%	Cash	%

	Treasury Inflation Protected Securities ("TIPS")		Treasury Inflation Protected Securities ("TIPS")		Treasury Inflation Protected Securities ("TIPS")		Treasury Inflation Protected Securities ("TIPS")

	Emerging Market Bonds		Emerging Market Bonds		Emerging Market Bonds		Emerging Market Bonds

	International Small- Cap		International Small- Cap		International Small- Cap		International Small- Cap

	International Real Estate		International Real Estate		International Real Estate		International Real Estate

	Short-term Bonds		Short-term Bonds		Short-term Bonds		Short-term Bonds

	Lower Risk			Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, Interest Rate Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk

5

Description of the Portfolios (continued)

Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

7

Description of the Portfolios (continued)

  Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk

8

Description of the Portfolios (continued)

High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk

11

Description of the Portfolios (continued)

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk

14

Description of the Portfolios (continued)

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

How the Portfolio has Performed

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

15

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in the index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The index return is for the period beginning May 1, 2004.

16

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

ADV Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING LifeStyle Moderate	0.14%	0.50%	0.25%	%		%	%	%
ING LifeStyle Moderate Growth	0.14%	0.50%	0.25%	%		%	%	%
ING LifeStyle Growth	0.14%	0.50%	0.25%	%		%	%	%
ING LifeStyle Aggressive Growth	0.14%	0.50%	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for each Portfolio did not have a full calendar year of operations as of December 31, 2006, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution (12b-1) fee for ADV Class shares of the LifeStyle Portfolios, so that the actual distribution fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

17

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	%		-%
ING American Century Large Company Value Portfolio	%		-%
ING Baron Asset Portfolio(1)%			% %
ING BlackRock Inflation Protected Portfolio(2)
ING BlackRock Large Cap Growth Portfolio(1)%			% %
ING BlackRock Large Cap Value Portfolio	%		% %
ING Capital Guardian U.S. Equities Portfolio(1)%			-%
ING Columbia Small Cap Value II Portfolio(1)%			-%
ING Davis Venture Value Portfolio	%		-%
ING Disciplined International SmallCap Fund(1)
ING Disciplined Small Cap Value Portfolio(1)%			-%
ING Emerging Markets Fixed Income Fund(1)
ING Evergreen Omega Portfolio	%		-%
ING FMRSM Diversified Mid Cap Portfolio	%		-%
ING FMRSM Large Cap Growth Portfolio	%		% %
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio(1)%			% %
ING Fundamental Research Portfolio	%		-%
ING Global Real Estate Portfolio(1)%			% %
ING Global Resources Portfolio
ING International Growth Opportunities Portfolio(1)%			-%
ING Janus Contrarian Portfolio(1)%			-%
ING JPMorgan Emerging Markets Equity Portfolio	%		-%
ING JPMorgan International Portfolio	%		-%
ING JPMorgan Mid Cap Value Portfolio	%		-%
ING JPMorgan Small Cap Core Equity Portfolio	%		% %
ING JPMorgan Value Opportunities Portfolio	%		-%
ING Julius Baer Foreign Portfolio	%		-%
ING Legg Mason Partners Aggressive Growth Portfolio	%		-%
ING Legg Mason Partners All Cap Portfolio	%		-%
ING Legg Mason Value Portfolio	%		-%
ING Liquid Assets Portfolio	%		-%
ING Lord Abbett Affiliated Portfolio	%		-%
ING Lord Abbett U.S. Government Securities Portfolio(1)%			-%
ING Marsico Growth Portfolio	%		-%
ING Marsico International Opportunities Portfolio	%		% %
ING MFS Total Return Portfolio	%		-%
ING Neuberger Berman Partners Portfolio(1)%			% %
ING Neuberger Berman Regency Portfolio(1)%			% %
ING Oppenheimer Global Portfolio	%		-%
ING Oppenheimer Main Street Portfolio®	%		-%

18

Portfolio Fees and Expenses (continued)

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	%		-%
ING PIMCO Core Bond Portfolio(1)%			-%
ING PIMCO High Yield Portfolio	%		-%
ING Pioneer Fund Portfolio	%		% %
ING Pioneer High Yield Portfolio	%		% %
ING Pioneer Mid Cap Value Portfolio	%		-%
ING Templeton Foreign Equity Portfolio(1)%			% %
ING Templeton Global Growth Portfolio(1)%			-%
ING Thornburg Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio	%		-%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	%		-%
ING T. Rowe Price Equity Income Portfolio	%		-%
ING T. Rowe Price Growth Equity Portfolio	%		-%
ING UBS U.S. Allocation Portfolio(1)%			% %
ING UBS U.S. Large Cap Equity Portfolio	%		-%
ING UBS U.S. Small Cap Growth Portfolio(1)%			% %
ING Van Kampen Capital Growth Portfolio	%		% %
ING Van Kampen Comstock Portfolio	%		-%
ING Van Kampen Equity and Income Portfolio	%		-%
ING Van Kampen Global Franchise Portfolio(1)%			-%
ING Van Kampen Growth and Income Portfolio(1)%			-%
ING Van Kampen Real Estate Portfolio	%		-%
ING VP Balanced Portfolio	%		-%
ING VP Growth and Income Portfolio	%		-%
ING VP Growth Portfolio	%		-%
ING VP High Yield Bond Portfolio	%		% %
ING VP Index Plus International Equity Portfolio	%		% %
ING VP Index Plus LargeCap Portfolio	%		-%
ING VP Index Plus MidCap Portfolio	%		-%
ING VP Index Plus SmallCap Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%
ING VP International Equity Portfolio	%		% %
ING VP MidCap Opportunities Portfolio	%		% %
ING VP Real Estate Portfolio	%		% %
ING VP Small Company Portfolio	%		-%
ING VP SmallCap Opportunities Portfolio	%		% %
ING VP Value Opportunity Portfolio	%		-%
ING Wells Fargo Disciplined Value Portfolio(1)%			-%
ING Wells Fargo Small Cap Disciplined Portfolio	%		% %

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

19

Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolios total net operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Moderate(1)	$	$	$	$
ING LifeStyle Moderate Growth(1)	$	$	$	$
ING LifeStyle Growth(1)	$	$	$	$
ING LifeStyle Aggressive Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

20

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Alliance Capital Management L.P.	ING Alliance Bernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and foreign securities. May write exchange-traded calll options (up to 25%), make secured loans on portfolio securities (up to 25%) enter into repurchase agreements and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, equity securities risk, derivatives risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion.) May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies, selected from among those which, at the time of investment, are included in the Russell 1000® Growth Index. Up to 10% in foreign companies including American and European depositary receipts. May invest in derivatives, short-term debt securities, non-convertible preferred stocks and bonds, or government and money market securities.	Call risk convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, including American Depositary Receipts. Will generally limit its foreign securities investments to ADRs of issuers in developed countries. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May also purchase or sell securities on a delayed delivery basis or through a forward commitment. May lend up to 331/3% of its total assets and invest un-invested cash in money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, sovereign debt risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipts risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, securities lending risk and value investing risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds. The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio.	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies of any size, companies whose shares are subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk, mid-capitalization company risk and value investing risk.

Investment Adviser: ING Investments LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. May also invest in derivative instruments.	Derivatives risk, equity securities risk, index strategy risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Seeks growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (large market capitalization companies are those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index of the S&P 500® Index.) The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. May invest in securities of foreign issuers and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index), but may also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest in securities of foreign issuers and use various techniques such as buying and selling futures contracts and exchange-traded funds.	Foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts. May invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market trends risk market and company risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks	Invest at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivatives. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities. May invest in other investment companies.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Seeks to provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market trends risk, mortgage-related securities risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk and securities lending risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management, Co.	ING Global Resources Portfolio	Long-term capital appreciation.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U. S. including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% in securities of U.S. issuers including investment-grade government and corporate debt securities. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar. May invest in derivatives, including futures.	Call risk, convertible securities risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, maturity risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, small-capitalization company risk, special situations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest includes common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities. May enter into dollar rolls.	Call risk convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management, Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of assets in equity securities of mid-capitalization companies with market capitalizations between $1 billion and $20 billion. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible and foreign securities (which may take the form of depositary receipts) and derivatives. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk over-the-counter ("OTC") investment risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements; and may invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, portfolio turnover risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives, mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global depositary receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% in no fewer than three different companies located outside the U.S.	Call risk, convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Invests in securities of large well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities. Generally invests in companies with market capitalization greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sectors risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index). May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. These securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Call risk, debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. (those with market capitalizations of $4 billion or more). May also invest in foreign securities (including emerging markets) and forward foreign currency contracts, futures and options and, from time to time, may invest more than 25% of its total assets in securities of companies in one or more market sectors. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatility risk, sectors risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. Up to 10% in fixed-income securities. May invest up to 5% in high-yield bonds and mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, price volatility risk and sectors risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Total Return Portfolio	Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.	Invests in a combination of equity and fixed-income securities. At least 40% but not more than 75% in equity securities such as preferred stock, bonds, warrants or rights convertible into stock and depositary receipts. At least 25% in non-convertible fixed-income securities. Focuses on large market capitalizations ($5 billion or over). Invests in U.S. government securities, mortgage- and asset-backed securities and corporate bonds. May invest up to but not including 20% in foreign securities, up to but not including 20% in lower rated non-convertible, fixed-income securities and comparable unrated securities. May invest in zero coupon bonds, loan participations, mortgage pass-through securities and ADRs. May also invest in derivatives.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitlization risk, maturity risk, mortgage-related services securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those companies with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). In selecting investments, the Sub-Adviser looks for well-managed companies with strong balance sheets whose stock prices are undervalued. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). In selecting investments, the Sub-Adviser looks for undervalued companies with high-quality businesses. From time to time the Sub-Adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk and value investing risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed market but may also invest in emerging markets. The Portfolio does not limit its investments in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk, portfolio turnover risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can invest debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. May invest up to 100% of assets in any one sector at any time. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sectors risk, U.S. government securities and obligations risk and zero-coupon risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three to six year time frame, including up to 10% in high-yield debt securities ("junk bonds"); U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euros;" mortgage-backed and other asset backed securities issuers inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans (see the prospectus for the rest) and derivatives. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivatives transactions.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). The average portfolio duration is two- to six-years. May invest in corporate debt securities, including convertible securities; preferred stock; corporate commercial paper, "Yankee" dollars and "Euros", mortgage-backed and other asset-backed securities. May invest in derivatives.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as depositary receipts, warrants, rights and preferred stock.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company with the Russell Midcap® Value Index or the 3 year rolling average of the market capitalization of the largest company with the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index. Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, exchange-traded funds ("ETFs") that invest primarily in equity securities, and real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, derivatives risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. The Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may generally include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Portfolio Manager: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities of any size, but invests primarily in the large and middle range of public company market capitalizations. May also invest in convertible securities, foreign equity securities (which could include developing countries), debt securities of any maturity and of any quality, domestic debt securities and American Depositary Receipts ("ADRs").	Convertible securities risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established companies believed to have potential for growth. Debt securities and convertible bonds may often constitue a significant portion of the Portfolio's investment portfolio. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. May purchase debt securities of any maturity and credit quality.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, income risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investment may include foreign securities, hybrids, futures, options, depositary receipt securities and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, and may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, futures and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities. May use forward currency contracts, options, futures, exchange-traded funds ("ETFs") and other derivatives. In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. May also invest in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, may make substantial temporary defensive investments in cash equivalents.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented U.S. companies and of foreign companies up to 25% and up to 10% in emerging markets that are listed on U.S. exchanges or traded in U.S. markets.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, securities lending risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 10%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income	Invests primarily in income-producing equity securities of issuers of any size, but with a focus on larger-capitalization companies, including common stocks and convertibles; although investments are also made in non-convertible preferred stocks and investment grade debt securities, foreign securities (up to 25%), and derivatives. May invest up to 15% of its total assets in real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indexes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sectors risk and securities lending risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and 20% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies.	Allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of assets in equity securities of large U.S. companies believed to have above-average growth potential. Strategically invests in mid-sized companies and up to 25% in foreign issuers. May invest in derivatives. May invest in other investment companies,	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $4 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities including up to 5% in emerging markets. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield bonds ("junk bonds"). May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, and money market instruments. May invest in other investment companies.	Credit risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, restricted and illiquid securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives and other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index").	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including government, corporate, and mortgage bonds. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar role transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Seeks long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments. May invest in other investment companies.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $1 million. May invest in initial public offerings.	Diversification risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-sized U.S. companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index) believed to have growth potential. The Portfolio may also invest in derivatives and, to a limited extent, foreign securities. May invest in other investment companies.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities and loan up to 331/3% of its total assets.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

44

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

45

More Information on Risks (continued)

opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. A Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the

46

More Information on Risks (continued)

underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

47

More Information on Risks (continued)

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as

48

More Information on Risks (continued)

well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. An Underlying Fund Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation Risk. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

49

More Information on Risks (continued)

Large Positions Risk. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

50

More Information on Risks (continued)

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

51

More Information on Risks (continued)

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sectors Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may

52

More Information on Risks (continued)

not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

53

Management and Other Service Providers (continued)

As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the a Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2006.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout and Stan Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately

54

Management and Other Service Providers (continued)

managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the LifeStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' Plan, the LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

55

Management and Other Service Providers (continued)

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the LifeStyle Portfolios to sell securities at disadvantageous prices. The LifeStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the LifeStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities

56

Information for Investors (continued)

may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

57

Information for Investors (continued)

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to

58

Information for Investors (continued)

discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each LifeStyle Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

59

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the period ended 2006, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Moderate Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

60

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

61

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

62

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

63

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying

2

Introduction (continued)

Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page [__].

	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio		ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%

	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%

	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%

	U.S. Small-Capitalization Stocks		U.S. Small-Capitalization %Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%

	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%

	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%

	Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%

	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%

	Bonds	%	Bonds	%	Bonds	%	Bonds	%

	Cash	%	Cash	%	Cash	%	Cash	%

	Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%

	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%

	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%

	International Real Estate	%	International Real Estate	%	International Real Estate	%	International Real Estate	%

	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt-Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt-Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt-Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of

5

Description of the Portfolios (continued)

investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

7

Description of the Portfolios (continued)

  Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk

8

Description of the Portfolios (continued)

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk

11

Description of the Portfolios (continued)

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk

14

Description of the Portfolios (continued)

Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

15

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measures of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index return is for the period beginning May 1, 2004.

16

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Class I Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management (12b-1) Fee	Distribution (12b-1) Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Total Net Operating Expenses
ING LifeStyle Moderate	0.14%	—%			%	%	%
ING LifeStyle Moderate Growth	0.14%	—%			%	%	%
ING LifeStyle Growth	0.14%	—%			%	%	%
ING LifeStyle Aggressive Growth	0.14%	—%			%	%	%

(1)  This table shows the estimated operating expenses of the Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares of the LifeStyle Portfolios did not have a full calendar year of operations as of December 31, 2006, operating expenses are based on each Portfolio's actual operating expenses for Class S shares adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed.

(2)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

17

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	%	-%
ING American Century Large Company Value Portfolio	%	-%
ING Baron Asset Portfolio(1)%		%	%
ING BlackRock Inflation Protected Portfolio(2)
ING BlackRock Large Cap Growth Portfolio(1)%		%	%
ING BlackRock Large Cap Value Portfolio	%	%	%
ING Capital Guardian U.S. Equities Portfolio(1)%		-%
ING Columbia Small Cap Value II Portfolio(1)%		-%
ING Davis Venture Value Portfolio	%	-%
ING Disciplined International SmallCap Fund(1)
ING Disciplined Small Cap Value Portfolio(1)%		-%
ING Emerging Markets Fixed Income Fund(1)
ING Evergreen Omega Portfolio	%	-%
ING FMRSM Diversified Mid Cap Portfolio	%	-
ING FMRSM Large Cap Growth Portfolio	%	%	%
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio(1)%		%	%
ING Fundamental Research Portfolio	%	-%
ING Global Real Estate Portfolio(1)%		%	%
ING Global Resources Portfolio
ING International Growth Opportunities Portfolio(1)%		-%
ING Janus Contrarian Portfolio(1)%		-%
ING JPMorgan Emerging Markets Equity Portfolio	%	-%
ING JPMorgan International Portfolio	%	-%
ING JPMorgan MidCap Value Portfolio	%	-%
ING JPMorgan Small Cap Core Equity Portfolio	%	%	%
ING JPMorgan Value Opportunities Portfolio	%	-%
ING Julius Baer Foreign Portfolio	%	-%
ING Legg Mason Partners Aggressive Growth Portfolio	%	-%
ING Legg Mason Partners All Cap Portfolio	%	-%
ING Legg Mason Value Portfolio	%	-%
ING Liquid Assets Portfolio	%	-%
ING Lord Abbett Affiliated Portfolio	%	-%
ING Lord Abbett U.S. Government Securities Portfolio(1)%		-%
ING Marsico Growth Portfolio	%	-%
ING Marsico International Opportunities Portfolio	%	%	%
ING MFS Total Return Portfolio	%	-%
ING Neuberger Berman Partners Portfolio(1)%		%	%
ING Neuberger Berman Regency Portfolio(1)%		%	%
ING Oppenheimer Global Portfolio	%	-%
ING Oppenheimer Main Street Portfolio®	%	-%
ING Oppenheimer Strategic Income Portfolio	%	-%

18

Portfolio Fees and Expenses (continued)

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING PIMCO Core Bond Portfolio(1)%		-%
ING PIMCO High Yield Portfolio	%	-%
ING Pioneer Fund Portfolio	%	%	%
ING Pioneer High Yield Portfolio(1)%		%	%
ING Pioneer Mid Cap Value Portfolio	%	-%
ING Templeton Foreign Equity Portfolio(1)%		%	%
ING Templeton Global Growth Portfolio(1)%		-%
ING Thornburg Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio	%	-%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	%	-%
ING T. Rowe Price Equity Income Portfolio	%	-%
ING T. Rowe Price Growth Equity Portfolio	%	-%
ING UBS U.S. Allocation Portfolio(1)%		%	%
ING UBS U.S. Large Cap Equity Portfolio	%	-%
ING UBS U.S. Small Cap Growth Portfolio(1)%		%	%
ING Van Kampen Capital Growth Portfolio	%	%	%
ING Van Kampen Comstock Portfolio	%	-%
ING Van Kampen Equity and Income Portfolio	%	-%
ING Van Kampen Global Franchise Portfolio(1)%		-%
ING Van Kampen Growth and Income Portfolio(1)%		-%
ING Van Kampen Real Estate Portfolio	%	-%
ING VP Balanced Portfolio	%	-%
ING VP Growth and Income Portfolio	%	-%
ING VP Growth Portfolio	%	-%
ING VP High Yield Bond Portfolio	%	%	%
ING VP Index Plus International Equity Portfolio	%	%	%
ING VP Index Plus LargeCap Portfolio	%	-%
ING VP Index Plus MidCap Portfolio	%	-%
ING VP Index Plus SmallCap Portfolio	%	-%
ING VP Intermediate Bond Portfolio	%	-%
ING VP International Equity Portfolio	%	%	%
ING VP MidCap Opportunities Portfolio	%	%	%
ING VP Real Estate Portfolio	%	%	%
ING VP Small Company Portfolio	%	-%
ING VP SmallCap Opportunities Portfolio	%	%	%
ING VP Value Opportunity Portfolio	%	-%
ING Wells Fargo Disciplined Value Portfolio(1)%		-%
ING Wells Fargo Small Cap Disciplined Portfolio	%	%	%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

19

Portfolio Fees and Expenses (continued)

Example

The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolios total net operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Moderate	$	$	$	$
ING LifeStyle Moderate Growth	$	$	$	$
ING LifeStyle Growth	$	$	$	$
ING LifeStyle Aggressive Growth	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

20

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [--] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Alliance Capital Management L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth or capital.	Invests at least 80% of assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit)
			and foreign securities. May write exchange-traded call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, derivatives risk, debt securities risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies
			and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion.) May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Inc. Management, Financial	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies, selected from among those which, at the time of investment, are included in the Russell 1000® Growth Index. Up to 10% in foreign companies including American and European depositary receipts. May invest in derivatives, short-term debt securities, non-convertible preferred stocks and bonds, or government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, including American Depositary Receipts. Will generally limit its foreign securities investments to ADRs of issuers in developed countries. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May also purchase or sell securities on a delayed delivery basis or through a forward commitment. May lend up to 33 1/3% of its total assets and invest un-invested cash in money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. May be invested in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipts risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, securities lending risk and value investing risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds. The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio.	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies of any size, companies whose shares are subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk, mid-capitalization company risk and value investing risk.

Investment Adviser: ING Investments LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International SmallCap Fund	Long-term capital appreciation.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. May also invest in derivative instruments.	Derivatives risk, equity securities risk, index strategy risk, manager risk, securities lending risk small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments LLC Sub-Adviser: ING Investment Management, Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Seeks growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (large market capitalization companies are those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or (S&P 500® Index.) The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. May invest in securities of foreign issuers and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk and other investment companies risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index), but may also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest in securities of foreign issuers and use various techniques such as buying and selling futures contracts and exchange-traded funds.	Foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts. May invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments.	Call Risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market trends risk market and company risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk, and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks.	Invests at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivatives. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities. May invest in other investment companies.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Seeks to provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The
			Portfolio will have investments located in a number of different countries located throughout the world, including the United States. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs''). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market trends risk, mortgage-related securities risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk and securities lending risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management, Co.	ING Global Resources Portfolio	Long-term capital appreciation

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U.S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% in securities of U.S. issuers including investment- grade government and corporate debt securities. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar. May invest in derivatives, including futures.	Call risk, convertible securities risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, sectors risk, securities lending risk, small-capitalization company risk, special situations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest includes common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities. May enter into dollar rolls.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management, Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of assets in
			equity securities of mid-capitalization companies with market capitalizations between $1 billion and $20 billion. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible and foreign securities (which may take the form of depositary receipts) and derivatives. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and value investing risk.

Investment Adviser: Directed Services, LLC. Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements; and may invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, portfolio turnover risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives, mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% in no fewer than three different companies located outside the U.S.	Call risk, convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Invests in securities of large, well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities. Generally invests in companies with market capitalization greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield securities ("junk bonds"). The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risks, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sectors risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. These securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Call risk, debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk portfolio turnover risk, prepayment risk, price volatility risk, U.S. government securities risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities (including emerging markets) and forward foreign currency contracts, futures and options and, from time to time, may invest more than 25% of its total assets in securities of companies in one or more market sectors. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatility risk, sectors risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May invest in emerging markets. May use options, futures and foreign currency contracts. Up to 10% in fixed-income securities and may invest up to 5% in high-yield bonds and mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, price volatility risk and sectors risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Total Return Portfolio	Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.	Invests in a combination of equity and fixed-income securities. At least 40% but not more than 75% in equity securities such as preferred stock, bonds, warrants or rights convertible into stock and depositary receipts. At least 25% in non-convertible fixed-income securities. Focuses on large market capitalizations ($5 billion or over). Invests in U.S. government securities, mortgage- and asset-backed securities and corporate bonds. May invest up to but not including 20% in foreign securities, up to but not including 10% in lower rated non-convertible, fixed-income securities and comparable unrated securities. May invest in zero coupon bonds, loan participations, mortgage pass-through securities and ADRs. May also invest in derivatives.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mortgage-related securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those companies with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). In selecting investments, the Sub-Adviser looks for well-managed companies with strong balance sheets whose stock prices are undervalued. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). In selecting investments, the Sub-Adviser looks for undervalued companies with high-quality businesses. From time to time the Sub-Adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk and value investing risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets but may also invest in emerging markets. The Portfolio does not limit its investments in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk, portfolio turnover risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. May invest up to 100% of assets in any one sector at any time. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sectors risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three to six year time frame, including up to 10% in high-yield debt securities ("junk bonds"); U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and Euros; mortgage-backed and other asset backed securities issuers inflation-indexed bonds; structured notes; event-linked bonds and loan participations, delayed funding loans (see the prospectus for the rest) and derivatives. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivatives transactions.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging, or developing markets). The average portfolio duration is two- to six-years. May invest in corporate debt securities, including convertible securities; preferred stock; corporate commercial paper "Yankee" dollars and "Euros", mortgage-backed and other asset-backed securities. May invest in derivatives.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as depositary receipts, warrants, rights and preferred stock.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, securities lending risk, value investing risk and zero-coupon risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company with the Russell Midcap® Value Index or the 3 year rolling average of the market capitalization of the largest company with the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, exchange-traded funds ("ETFs") that invest primarily in equity securities, and real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. The Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may generally include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities of any size, but invests primarily in the large and middle range of public company market capitalizations. May also invest in convertible securities, foreign equity securities, (which could include developing countries), debt securities of any maturity and of any quality, domestic debt securities and American Depositary Receipts ("ADRs").	Convertible securities risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established companies believed to have potential for growth. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. May purchase debt securities of any maturity and credit quality.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and portfolio turnover risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investment may include foreign securities, hybrids, futures, options, depositary receipt securities and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, and may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, securities lending risk and small-capitalization company risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, futures and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities. May use forward currency contracts, options, futures, exchange-traded funds ("ETFs") and other derivatives. In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. May also invest in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, may make substantial temporary defensive investments in cash equivalents.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented U.S. companies and of foreign companies up to 25% and up to 10% in emerging markets that are listed on U.S. exchanges or traded in U.S. markets.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, portfolio turnover risk and securities lending risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 10%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income	Invests primarily in income-producing equity securities of issuers of any size, but with a focus on larger-capitalization companies, including common stocks and convertibles; although investments are also made in non-convertible preferred stocks and investment grade debt securities, foreign securities (up to 25%), and derivatives. May invest up to 15% of its total assets in real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk, and small-capitalization company risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indexes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sectors risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies.	Allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment company risk, portfolio turnover risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of assets in equity securities of large U.S. companies believed to have above-average growth potential. Strategically invests in mid-sized companies and up to 25% in foreign issuers. May invest in derivatives. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment company risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $4 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities including up to 5% in emerging markets. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield bonds ("junk bonds"). May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, and money market instruments. May invest in other investment companies.	Credit risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, restricted and illiquid securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, currency risk, derivatives risk, equity securities risk, foreign investment risk, index strategy risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives and other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index").	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including government, corporate, and mortgage bonds. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar role transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Seeks long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments. May invest in other investment companies.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap Growth® Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $1 million. May invest in initial public offerings.	Diversification risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-sized U.S. companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index) believed to have growth potential. May also invest in derivatives and, to a limited extent, foreign securities. May invest in other investment companies.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007, invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities and loan up to 33 1/3% of its total assets.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

44

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a

45

More Information on Risks (continued)

sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

46

More Information on Risks (continued)

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions

47

More Information on Risks (continued)

deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

48

More Information on Risks (continued)

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Inflation Risk. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.

Inflation-Index Bonds Risk.  Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Industry Concentration Risk: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact

49

More Information on Risks (continued)

its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Large Positions Risk. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

50

More Information on Risks (continued)

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities

51

More Information on Risks (continued)

of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered

52

More Information on Risks (continued)

securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sectors Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

53

Management and Other Service Providers

securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of a Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2006.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

54

Management and Other Service Providers (continued)

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI"), to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

55

Management and Other Service Providers (continued)

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans.

56

Information for Investors (continued)

However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Lifestyle Portfolios to sell securities at disadvantageous prices. The LifeStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the LifeStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or

57

Information for Investors (continued)

trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term

58

Information for Investors (continued)

manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio post its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

59

Information for Investors (continued)

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

60

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the period ended 2006, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Moderate Portfolio

Class I
April 28, 2006(1) to December 31,
2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

61

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

Class I
April 28, 2006(1) to December 31,
2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

62

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

Class I
April 28, 2006(1) to December 31,
2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

63

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

Class I
April 28, 2006(1) to December 31,
2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

64

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2

Introduction (continued)

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page [_].

	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio		ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%

	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%

	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%

	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%

	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%

	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%

	Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%

	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%

	Bonds	%	Bonds	%	Bonds	%	Bonds	%

	Cash	%	Cash	%	Cash	%	Cash	%

	Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%

	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%

	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%

	International Real Estate	%	International Real Estate	%	International Real Estate	%	International Real Estate	%

	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Interest Rate Risk, Inflation-Index Bonds Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bond Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

5

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bond Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Governement Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

6

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
50% Russell 3000® Index/ 40% LBAB Index/10% Citigroup 3-Month T-Bill Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

7

Description of the Portfolios (continued)

  Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

8

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

9

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

11

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Governement Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.
If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

12

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index returns are for the period beginning May 1, 2004.

13

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

14

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Governement Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "More Information on Risks" on page [_] and "Risks Associated with an Investment in the Underlying Funds" on page [_] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

15

Description of the Portfolios (continued)

The bar chart below provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%
The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
Russell 3000® Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The index return is for the period beginning May 1, 2004.

16

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Class S Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management (12b-1) Fee	Distribution (12b-1) Fee	Shareholder Services Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements, and Recoupments(3)	Total Net Operating Expenses
ING LifeStyle Moderate	0.14%	—	0.25%	%		%	%	%
ING LifeStyle Moderate Growth	0.14%	—	0.25%	%		%	%	%
ING LifeStyle Growth	0.14%	—	0.25%	%		%	%	%
ING LifeStyle Aggressive Growth	0.14%	—	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses of the Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed.

(2)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

17

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	%	-%
ING American Century Large Company Value Portfolio	%	-%
ING Baron Asset Portfolio(1)%		%	%
ING BlackRock Inflation Protected Portfolio(2)
ING BlackRock Large Cap Growth Portfolio(1)%		%	%
ING BlackRock Large Cap Value Portfolio	%	%	%
ING Capital Guardian U.S. Equities Portfolio(1)%		-%
ING Columbia Small Cap Value II Portfolio(1)%		-%
ING Davis Venture Value Portfolio	%	-%
ING Disciplined International Small Cap Fund(1)
ING Disciplined Small Cap Value Portfolio(1)%		-%
ING Emerging Markets Fixed Income Fund(1)
ING Evergreen Omega Portfolio	%	-%
ING FMRSM Diversified Mid Cap Portfolio	%	-%
ING FMRSM Large Cap Growth Portfolio	%	%	%
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio(1)%		%	%
ING Fundamental Research Portfolio	%	-%
ING Global Real Estate Portfolio(1)%		%	%
ING Global Resources Portfolio
ING International Growth Opportunities Portfolio(1)%		-%
ING Janus Contrarian Portfolio(1)%		-%
ING JPMorgan Emerging Markets Equity Portfolio	%	-%
ING JPMorgan International Portfolio	%	-%
ING JPMorgan MidCap Value Portfolio	%	-%
ING JPMorgan Small Cap Core Equity Portfolio	%	%	%
ING JPMorgan Value Opportunities Portfolio	%	-%
ING Julius Baer Foreign Portfolio	%	-%
ING Legg Mason Partners Aggressive Growth Portfolio	%	-%
ING Legg Mason Partners All Cap Portfolio	%	-%
ING Legg Mason Value Portfolio	%	-%
ING Liquid Assets Portfolio	%	-%
ING Lord Abbett Affiliated Portfolio	%	-%
ING Lord Abbett U.S. Government Securities Portfolio(1)%		-%
ING Marsico Growth Portfolio	%	-%
ING Marsico International Opportunities Portfolio	%	%	%
ING MFS Total Return Portfolio	%	-%
ING Neuberger Berman Partners Portfolio(1)%		%	%
ING Neuberger Berman Regency Portfolio(1)%		%	%
ING Oppenheimer Global Portfolio	%	-%

18

Portfolio Fees and Expenses (continued)

Underlying Funds	Total Annual Operating Expenses	Fee Waiver/ Recoupment By Adviser	Net Operating Expenses
ING Oppenheimer Main Street Portfolio®	%	-%
ING Oppenheimer Strategic Income Portfolio	%	-%
ING PIMCO Core Bond Portfolio(1)%		-%
ING PIMCO High Yield Portfolio	%	-%
ING Pioneer Fund Portfolio	%	%	%
ING Pioneer High Yield Portfolio(1)%		%	%
ING Pioneer Mid Cap Value Portfolio	%	-%
ING Templeton Foreign Equity Portfolio(1)%		%	%
ING Templeton Global Growth Portfolio(1)%		-%
ING Thornburg Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio	%	-%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	%	-%
ING T. Rowe Price Equity Income Portfolio	%	-%
ING T. Rowe Price Growth Equity Portfolio	%	-%
ING UBS U.S. Allocation Portfolio(1)%		%	%
ING UBS U.S. Large Cap Equity Portfolio	%	-%
ING UBS U.S. Small Cap Growth Portfolio(1)%		%	%
ING Van Kampen Capital Growth Portfolio	%	%	%
ING Van Kampen Comstock Portfolio	%	-%
ING Van Kampen Equity and Income Portfolio	%	-%
ING Van Kampen Global Franchise Portfolio(1)%		-%
ING Van Kampen Growth and Income Portfolio(1)%		-%
ING Van Kampen Real Estate Portfolio	%	-%
ING VP Balanced Portfolio	%	-%
ING VP Growth and Income Portfolio	%	-%
ING VP Growth Portfolio	%	-%
ING VP High Yield Bond Portfolio	%	%	%
ING VP Index Plus International Equity Portfolio	%	%	%
ING VP Index Plus LargeCap Portfolio	%	-%
ING VP Index Plus MidCap Portfolio	%	-%
ING VP Index Plus SmallCap Portfolio	%	-%
ING VP Intermediate Bond Portfolio	%	-%
ING VP International Equity Portfolio	%	%	%
ING VP MidCap Opportunities Portfolio	%	%	%
ING VP Real Estate Portfolio	%	%	%
ING VP Small Company Portfolio	%	-%
ING VP SmallCap Opportunities Portfolio	%	%	%
ING VP Value Opportunity Portfolio	%	-%
ING Wells Fargo Disciplined Value Portfolio(1)%		-%
ING Wells Fargo Small Cap Disciplined Portfolio	%	%	%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund has not commenced operations as of the date of this Prospectus, the expense ratios are estimated for the current fiscal year.

19

Portfolio Fees and Expenses (continued)

Example

The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolios total net operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Moderate(1)	$	$	$	$
ING LifeStyle Moderate Growth(1)	$	$	$	$
ING LifeStyle Growth(1)	$	$	$	$
ING LifeStyle Aggressive Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

20

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Lifestyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [__] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: Alliance Capital Management L.P.	ING Alliance Bernstein Mid Cap Growth Portfolio	Long-term growth or capital.	Invests at least 80% of assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and foreign securities. May write exchange-traded call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large- capitalization companies (those with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion.) May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies, selected from among those which, at the time of investment, are included in the Russell 1000® Growth Index. Up to 10% in foreign companies including American and European depositary receipts. May invest in derivatives, short-term debt securities, non-convertible preferred stocks and bonds, or government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, including American Depositary Receipts. Will generally limit its foreign securities investments to ADRs of issuers in developed countries. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May also purchase or sell securities on a delayed delivery basis or through a forward commitment. May lend up to 33 1/3% of its total assets and invest un-invested cash in money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, restricted and illiquid securities risk, securities lending risk, U.S government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. May be invested in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipts risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, securities lending risk and value investing risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds. The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio.	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies of any size, companies whose shares are subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk, mid-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International Small Cap Fund	Long-term capital appreciation.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. May also invest in derivative instruments.	Derivatives risk, equity securities risk, index strategy risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Seeks growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (large market capitalization companies are those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or S&P 500® Index.) The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. May invest in securities of foreign issuers and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index), but may also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest in securities of foreign issuers and use various techniques such as buying and selling futures contracts and exchange-traded funds.	Foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts. May invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market trends risk market and company risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks.	Invests at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivatives. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities. May invest in other investment companies.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Seeks to provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs''). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market trends risk, mortgage-related securities risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk and securities lending risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U.S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% in securities of U.S. issuers including investment- grade government and corporate debt securities. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar. May invest in derivatives, including futures.	Call risk, convertible securities risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, sectors risk, securities lending risk, small-capitalization company risk, special situations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest includes common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately-placed securities and other investment companies. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities. May enter into dollar rolls.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management, Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of assets in equity securities of mid-capitalization companies with market capitalizations between $1 billion and $20 billion. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible and foreign securities (which may take the form of depositary receipts) and derivatives. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Core Cap Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements; and may invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, portfolio turnover risk, real investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies, including shares of affiliated money market funds. May invest in derivatives, mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global depositary receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% in no fewer than three different companies located outside the U.S.	Call risk, convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Invests in securities of large, well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities. Generally invests in companies with market capitalization greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield securities ("junk bonds"). The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risks, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sectors risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord Abbett & Co. LLC	ING Lord Abbett Affiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. These securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Call risk, debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities (including emerging markets) and forward foreign currency contracts, futures and options and, from time to time, may invest more than 25% of its total assets in securities of companies in one or more market sectors. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatility risk, sectors risk and securities lending risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May invest in emerging markets. May use options, futures and foreign currency contracts. Up to 10% in fixed-income securities and may invest up to 5% in high-yield bonds and mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, price volatility risk and sectors risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Total Return Portfolio	Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.	Invests in a combination of equity and fixed-income securities. At least 40% but not more than 75% in equity securities such as preferred stock, bonds, warrants or rights convertible into stock and depositary receipts. At least 25% in non-convertible fixed-income securities. Focuses on large market capitalizations ($5 billion or over). Invests in U.S. government securities, mortgage- and asset-backed securities and corporate bonds. May invest up to but not including 20% in foreign securities, up to but not including 20% in lower rated
			non-convertible fixed-income securities and comparable unrated securities. May invest in zero coupon bonds, loan participations, mortgage pass-through securities and ADRs. May also invest in derivatives.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mortgage-related securities, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those companies with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). In selecting investments, the Sub-Adviser looks for well-managed companies with strong balance sheets whose stock prices are undervalued. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). In selecting investments, the Sub-Adviser looks for undervalued companies with high-quality businesses. From time to time the Sub-Adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets but may also invest in emerging markets. The Portfolio does not limit its investments in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk, portfolio turnover risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. May invest up to 100% of assets in any one sector at any time. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sectors risk, U.S. government securities and obligations risk and zero-coupon risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowing for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three to six year time frame, including up to 10% in high-yield debt securities ("junk bonds"); U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities preferred stock corporate commercial paper "Yankee" dollars and Euros; mortgage-backed and other asset backed securities issuers inflation-indexed bonds; structured notes; event-linked bonds and loan participations, delayed funding loans (see the prospectus for the rest) and derivatives. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivatives transactions.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government and obligations securities risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). The average portfolio duration is two- to six-years. May invest in corporate debt securities, including convertible securities preferred stock, corporate commercial paper "Yankee" dollars and "Euros" Mortagage backed and other asset-backed securities. May invest in derivatives.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as depositary receipts, warrants, rights and preferred stock.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk and value investing risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, securities lending risk, value investing risk and zero-coupon risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company with the Russell Midcap® Value Index or the 3 year rolling average of the market capitalization of the largest company with the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, exchange-traded funds ("ETFs") that invest primarily in equity securities and real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, derivatives risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. The Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may generally include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities including common and preferred stocks and convertible securities, of companies located in a numbers of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and obligations. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities of any size, but invests primarily in the large and middle range of public company market capitalizations. May also invest in convertible securities, foreign equity securities (which could include developing countries), debt securities of any maturity and of any quality, domestic debt securities and American Depositary Receipts ("ADRs").	Convertible securities risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established companies believed to have potential for growth. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. May purchase debt securities of any maturity and credit quality.	Allocation risk, call risk convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and portfolio turnover risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investment may include foreign securities, hybrids, futures, options, depositary receipt securities and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, and may purchase small-, medium- or large- capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, futures and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities. May use forward currency contracts, options, futures, exchange-traded funds ("ETFs") and other derivatives. In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. May also invest in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, may make substantial temporary defensive investments in cash equivalents.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented U.S. companies and, of foreign companies up to 25% and up to 10% in emerging markets that are listed on U.S. exchanges or traded in U.S. markets.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, securities lending risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 10%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen (Morgan Stanley Investment Management, Inc.)	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus and borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income	Invests primarily in income-producing equity securities of issuers of any size, but with a focus on larger-capitalization companies, including common stocks and convertibles; although investments are also made in non-convertible preferred stocks and investment grade debt securities, foreign securities (up to 25%), and derivatives. May invest up to 15% of its total assets in real estate investment trusts ("REITs")	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indexes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sectors risk and securities lending risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies.	Allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of assets in equity securities of large U.S. companies believed to have above-average growth potential. Strategically invests in mid-sized companies and up to 25% in foreign issuers. May invest in derivatives. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stock and securities of large U.S. companies (with a market capitalization of at least $4 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities including up to 5% in emerging markets. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield bonds ("junk bonds"). May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, and money market instruments. May invest in other investment companies.	Credit risk, derivatives risk, foreign investment risk, high- yield, lower-grade debt securities risk, restricted and illiquid securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives and other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index").	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including government, corporate, and mortgage bonds. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar role transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Seeks long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments. May invest in other investment companies.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap Growth® Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $1 million. May invest in initial public offerings.	Diversification risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-sized U.S. companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index) believed to have growth potential. May also invest in derivatives and, to a limited extent, foreign securities. May invest in other investment companies.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007, Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities and loan up to 33 1/3% of its total assets.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk, sectors risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

43

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

44

More Information on Risks (continued)

opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

45

More Information on Risks (continued)

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying

46

More Information on Risks (continued)

Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market

47

More Information on Risks (continued)

in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation Risk. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the "1940 Act" or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform

48

More Information on Risks (continued)

other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Large Positions Risk. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even

49

More Information on Risks (continued)

extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed

50

More Information on Risks (continued)

to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

51

More Information on Risks (continued)

Sectors Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some

52

Management and Other Service Providers

holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2006.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

53

Management and Other Service Providers (continued)

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganizaation was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contracted obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S Shares of the LifeStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the LifeStyle Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative,

54

Management and Other Service Providers (continued)

record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for these LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those LifeStyle Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in LifeStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

55

Information for Investors (continued)

Interests of the Holders of Variable Contracts and Qualified Plans

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the LifeStyle Portfolios to sell securities at disadvantageous prices. The LifeStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the LifeStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

56

Information for Investors (continued)

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

57

Information for Investors (continued)

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the LifeStyle Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

58

Information for Investors (continued)

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

59

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2006 and 2005 and the period ended 2004, the financial information has been derived from the LifeStyle Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Moderate Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	10.93		10.04
Income from investment operations:
Net investment income	$	0.24	*	0.17
Net realized and unrealized gain on investments	$	0.34		0.72
Total from investment operations	$	0.58		0.89
Less distributions from:
Net investment income	$	0.09		—
Net realized gains on investments	$	0.05		—
Total distributions	$	0.14		—
Net asset value, end of period	$	11.37		10.93
Total Return(2)%		5.36		8.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	527,133		210,753
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.14		0.14
Gross expenses prior to expense reimbursement(3)(5)%		0.16		0.19
Net investment income(3)(4)%		2.15		5.82
Portfolio turnover rate	%	44		34

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

59

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	11.07		10.02
Income from investment operations:
Net investment income	$	0.20	*	0.14
Net realized and unrealized gain on investments	$	0.43		0.91
Total from investment operations	$	0.63		1.05
Less distributions from:
Net investment income	$	0.07		—
Net realized gains on investments	$	0.05		—
Total distributions	$	0.12		—
Net asset value, end of period	$	11.58		11.07
Total Return(2)%		5.80		10.48
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,257,426		452,111
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.14		0.14
Gross expenses prior to expense reimbursement(3)(5)%		0.16		0.19
Net investment income(3)(4)%		1.76		4.63
Portfolio turnover rate	%	41		35

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

60

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	11.25		10.07
Income from investment operations:
Net investment income	$	0.12	*	0.08
Net realized and unrealized gain on investments	$	0.64		1.10
Total from investment operations	$	0.76		1.18
Less distributions from:
Net investment income	$	0.04		—
Net realized gains on investments	$	0.03		—
Total distributions	$	0.07		—
Net asset value, end of period	$	11.94		11.25
Total Return(2)%		6.81		11.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1,387,102		472,708
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.14		0.14
Gross expenses prior to expense reimbursement(3)(5)%		0.16		0.19
Net investment income(3)(4)%		1.09		2.67
Portfolio turnover rate	%	43		30

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

61

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

	Class S
	Year Ended December 31,			May 3, 2004(1) to December 31,
	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$	11.37		10.06
Income from investment operations:
Net investment income	$	0.04	*	0.02
Net realized and unrealized gain on investments	$	0.84		1.29
Total from investment operations	$	0.88		1.31
Less distributions from:
Net investment income	$	0.01		—
Net realized gains on investments	$	0.02		—
Total distributions	$	0.03		—
Net asset value, end of period	$	12.22		11.37
Total Return(2)%		7.77		13.02
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	678,699		213,366
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.14		0.14
Gross expenses prior to expense reimbursement(3)(5)%		0.16		0.19
Net investment income(3)(4)%		0.31		0.62
Portfolio turnover rate	%	48		23

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

62

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service 2 Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the LifeStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the LifeStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the LifeStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the LifeStyle Portfolios

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the LifeStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC, and ING Investments, each of which is an indirect subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

3

Description of the Portfolios

LifeStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page [__].

	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate short-term market-swings.	You are an aggressive investor and are willing to accept above average risk.

	Shorter Investment Horizon			Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and some current income.	Growth of capital.

Main Investments	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.	A combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

	ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio		ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%	U.S. Large-Capitalization Growth Stocks	%

	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%	U.S. Large-Capitalization Value Stocks	%

	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%	U.S. Mid-Capitalization Stocks	%

	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%	U.S. Small-Capitalization Stocks	%

	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%	Non-U.S./International Stocks	%

	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%	Emerging Markets Stocks	%

	Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%		Real Estate Stocks ("REITs")%

	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%	High-Yield Bonds	%

	Bonds	%	Bonds	%	Bonds	%	Bonds	%

	Cash	%	Cash	%	Cash	%	Cash	%

	Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%		Treasury Inflation Protected Securities ("TIPS")%

	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%	Emerging Markets Bonds	%

	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%	International Small-Cap	%

	International Real Estate	%	International Real Estate	%	International Real Estate	%	International Real Estate	%

	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%	Short-term Bonds	%

(1)  Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios

ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio

	Lower Risk		Higher Risk

Main Risks
The LifeStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.	Credit Risk, Debt Securities Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, High-Yield, Lower-Grade Debt Securities Risk, Inflation-Index Bonds Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk, Real Estate Investment Trusts Risk, Small-Capitalization Company Risk and U.S. Government Securities and Obligations Risk.

5

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

6

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Service 2 Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart on the following page provides some indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

7

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 50% Russell 3000® Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index is an unmanaged index of three-month Treasury bills. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
50% Russell 3000® Index/40% LBAB Index/ 10% Citigroup 3-Month T-Bill Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

8

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

9

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Service 2 Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart on the following page provides come indication of the risks of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

10

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 60% Russell 3000® Index/40% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
60% Russell 3000® Index/40% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

11

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks (REITs)%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

12

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Service 2 Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart on the following page provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

13

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Russell 3000® Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), and a composite index consisting of 80% Russell 3000® Index/20% LBAB Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index		%(2)	N/A
LBAB Index	%	%(2)	N/A
80% Russell 3000® Index/20% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index returns are for the period beginning May 1, 2004.

14

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

ING LifeStyle Aggressive Growth Portfolio

Investment Objective

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	%
U.S. Large-Capitalization Value Stocks	%
U.S. Mid-Capitalization Stocks	%
U.S. Small-Capitalization Stocks	%
Non-U.S./International Stocks	%
Emerging Markets Stocks	%
Real Estate Stocks ("REITs")%
High-Yield Bonds	%
Bonds	%
Cash	%
TIPS	%
Emerging Market Bonds	%
International Small-Cap	%
International Real Estate	%
Short-term Bonds	%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

15

Description of the Portfolios (continued)

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Investment Risk
High-Yield, Lower-Grade Debt Securities Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Manager Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk
Small-Capitalization Company Risk
U.S. Government Securities and Obligations Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

How the Portfolio has Performed

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Service 2 Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart on the following page provides some indication of investing in the Portfolio by showing the changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

16

Description of the Portfolios (continued)

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to that of a broad measure of market performance – the Russell 3000® Index. The Russell 3000® Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in the index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return (adjusted)%		%(1)	N/A
Russell 3000® Index	%	%(2)	N/A

(1)  Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2)  The index return is for the period beginning May 1, 2004.

17

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

Service 2 Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING LifeStyle Moderate	0.14%	0.25%	0.25%	%	%	%	%	%
ING LifeStyle Moderate Growth	0.14%	0.25%	0.25%	%	%	%	%	%
ING LifeStyle Growth	0.14%	0.25%	0.25%	%	%	%	%	%
ING LifeStyle Aggressive Growth	0.14%	0.25%	0.25%	%	%	%	%	%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 Class shares for each Portfolio did not have a full calendar year of operations as of December 31, 2006, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 Class shares of the LifeStyle Portfolios, so that the actual distribution fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  Each LifeStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.10% distribution (12b-1) fee waiver that footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

18

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver / Recoupment By Adviser	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	%	-%
ING American Century Large Company Value Portfolio	%	-%
ING Baron Asset Portfolio(1)%		%	%
ING BlackRock Inflation Protected Portfolio(2)
ING BlackRock Large Cap Growth Portfolio(1)%		%	%
ING BlackRock Large Cap Value Portfolio	%	%	%
ING Capital Guardian U.S. Equities Portfolio(1)%		-%
ING Columbia Small Cap Value II Portfolio(1)%		-%
ING Davis Venture Value Portfolio	%	-%
ING Disciplined International SmallCap Fund(1)
ING Disciplined Small Cap Value Portfolio(1)%		-%
ING Emerging Markets Fixed Income Fund(1)
ING Evergreen Omega Portfolio	%	-%
ING FMRSM Diversified Mid Cap Portfolio	%	-%
ING FMRSM Earnings Growth Portfolio	%	%	%
ING FMRSM Mid Cap Growth Portfolio
ING Franklin Income Portfolio(1)%		%	%
ING Fundamental Research Portfolio	%	%	%
ING Global Real Estate Portfolio(1)%		%	%
ING Global Resources Portfolio
ING International Growth Opportunities Portfolio(1)%		-%
ING Janus Contrarian Portfolio(1)%		-%
ING JPMorgan Emerging Markets Equity Portfolio	%	-%
ING JPMorgan International Portfolio	%	-%
ING JPMorgan MidCap Value Portfolio	%	-%
ING JPMorgan Small Cap Core Equity Portfolio	%	%	%
ING JPMorgan Value Opportunities Portfolio	%	-%
ING Julius Baer Foreign Portfolio	%	-%
ING Legg Mason Partners Aggressive Growth Portfolio	%	-%
ING Legg Mason Partners All Cap Portfolio	%	-%
ING Legg Mason Value Portfolio	%	-%
ING Liquid Assets Portfolio	%	-%
ING Lord Abbett Affiliated Portfolio	%	-%
ING Lord Abbett U.S. Government Securities Portfolio(1)%		-%
ING Marsico Growth Portfolio	%	-%
ING Marsico International Opportunities Portfolio	%	%	%
ING MFS Total Return Portfolio	%	-%
ING Neuberger Berman Partners Portfolio(1)%		%	%
ING Neuberger Berman Regency Portfolio(1)%		%	%
ING Oppenheimer Global Portfolio	%	-%

19

Portfolio Fees and Expenses (continued)

Underlying Funds	Total Annual Operating Expenses	Fee Waiver / Recoupment By Adviser	Net Operating Expenses
ING Oppenheimer Main Street Portfolio®	0.64%	-	0.64%
ING Oppenheimer Strategic Income Portfolio	0.54%	-	0.54%
ING PIMCO Core Bond Portfolio(1)	0.59%	-	0.59%
ING PIMCO High Yield Portfolio	0.50%	-	0.50%
ING Pioneer Fund Portfolio	0.75%	(0.04)%	0.71%
ING Pioneer High Yield Portfolio(1)	0.81%	(0.06)%	0.75%
ING Pioneer Mid Cap Value Portfolio	0.65%	-	0.65%
ING Templeton Foreign Equity Portfolio(1)	1.03%	(0.05)%	0.98%
ING Templeton Global Growth Portfolio(1)	0.94%	-	0.94%
ING Thornburg Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio	0.65%	-	0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%	-	0.66%
ING T. Rowe Price Equity Income Portfolio	0.65%	-	0.65%
ING T. Rowe Price Growth Equity Portfolio	0.75%	-	0.75%
ING UBS U.S. Allocation Portfolio(1)	0.75%	(0.02)%	0.73%
ING UBS U.S. Large Cap Equity Portfolio	0.85%	-	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.11%	(0.11)%	1.00%
ING Van Kampen Capital Growth Portfolio	0.68%	(0.02)%	0.66%
ING Van Kampen Comstock Portfolio	0.83%	-	0.83%
ING Van Kampen Equity and Income Portfolio	0.57%	-	0.57%
ING Van Kampen Global Franchise Portfolio(1)	1.00%	-	1.00%
ING Van Kampen Growth and Income Portfolio(1)	0.65%	-	0.65%
ING Van Kampen Real Estate Portfolio	0.65%	-	0.65%
ING VP Balanced Portfolio	0.60%	-	0.60%
ING VP Growth and Income Portfolio	0.59%	-	0.59%
ING VP Growth Portfolio	0.69%	-	0.69%
ING VP High Yield Bond Portfolio	0.83%	(0.12)%	0.71%
ING VP Index Plus International Equity Portfolio	0.79%	(0.24)%	0.55%
ING VP Index Plus LargeCap Portfolio	0.45%	-	0.45%
ING VP Index Plus MidCap Portfolio	0.49%	-	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%	-	0.49%
ING VP Intermediate Bond Portfolio	0.49%	-	0.49%
ING VP International Equity Portfolio	1.00%	0.14%	1.14%
ING VP MidCap Opportunities Portfolio	0.97%	(0.07)%	0.90%
ING VP Real Estate Portfolio	0.96%	0.08%	1.04%
ING VP Small Company Portfolio	0.85%	-	0.85%
ING VP SmallCap Opportunities Value Portfolio	0.96%	(0.06)%	0.90%
ING VP Value Opportunity Portfolio	0.70%	-	0.70%
ING Wells Fargo Disciplined Value Portfolio(1)	0.66%	-	0.66%
ING Wells Fargo Small Cap Disciplined Portfolio	0.98%	(0.11)%	0.87%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

20

Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolios total net operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING LifeStyle Moderate(1)	$	$	$	$
ING LifeStyle Moderate Growth(1)	$	$	$	$
ING LifeStyle Growth(1)	$	$	$	$
ING LifeStyle Aggressive Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

21

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Lifestyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [__] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Alliance Capital Management L.P.	ING Alliance Bernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and foreign securities. May write exchange-traded call options (up to 25%), make secured loans on portfolio securities (up to 25%) enter into repurchase agreements and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, derivatives risk, debt securities risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large- capitalization companies (those companies with market capitalizations in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock future contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BAMCO, Inc.	ING Baron Asset Portfolio	Capital appreciation.	Invests primarily in common stocks of small- and mid-sized companies (those that have a market capitalization of less than $8 billion.) May invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. May also invest in debt securities, including notes, bonds, debentures and money market instruments. Debt securities may be rated or unrated, and may include below-investment-grade securities or "junk bonds" or unrated securities of equivalent credit quality. May invest up to 10% of its net assets in illiquid securities. May invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may also engage in derivatives transactions.	Convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, large positions risk, liquidity risk, market and company risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies, selected from among those which, at the time of investment, are included in the Russell 1000® Growth Index. Up to 10% in foreign companies including American and European depositary receipts. May invest in derivatives, short-term debt securities, non-convertible preferred stocks and bonds, or government and money market securities.	Call risk, convertible securities risk, debt securities risk, depository receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, including American Depositary Receipts. Will generally limit its foreign securities investments to ADRs of issuers in developed countries. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity, and derivatives for hedging purposes. May purchase or sell securities on a when issued basis. May also purchase or sell securities on a delayed delivery basis or through a forward commitment. May lend up to 331/3% of its total assets and invest un-invested cash in money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depository receipts risk, derivatives risk, equity securities risk, foreign investment risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, sovereign debt risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipts risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, securities lending risk and value investing risk.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investments trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds. The management team uses a three-prong approach, combining fundamental and quantitative analysis with risk management to identify value opportunities and construct the portfolio.	Depositary receipts risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies of any size, companies whose shares are subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk, mid-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Financial Management, Co.	ING Disciplined International Small Cap Fund	Long-termcapital appreciation

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management, Co.	ING Disciplined Small Cap Value Portfolio	Seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000® Value Index that the Sub-Adviser believes will underperform the index. May also invest in derivative instruments.	Derivatives risk, equity securities risk, index strategy risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies.	Derivatives risk, emerging markets risk, equities securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, securities lending risks, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Seeks growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (large market capitalization companies are those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or S&P 500® Index.) The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. May invest in securities of foreign issuers and may use various techniques such as buying and selling futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index), but may also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest in securities of foreign issuers and use various techniques such as buying and selling futures contracts and exchange-traded funds.	Foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts. May invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments.	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market trends risk market and company risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks.	Invests at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in exchange-traded funds ("ETFs"), initial public offerings ("IPOs") and derivatives. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities. May invest in other investment companies.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Seeks to provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market trends risk, mortgage-related securities risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk and securities lending risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U.S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% in securities of U.S. issuers including investment-grade government and corporate debt securities. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar. May invest in derivatives, including futures.	Call risk, convertible securities risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, debt securities risk, depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, sectors risk, securities lending risk, small-capitalization company risk, special situations risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest includes common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities. May enter into dollar rolls.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management, Inc.	ING JPMorgan Mid Cap Value Portfolio	Growth from capital appreciation.	Invests at least 80% of assets in equity securities of mid-capitalization companies with market capitalizations between $1 billion and $20 billion. Normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, including preferred stocks, convertible and foreign securities (which may take the form of depositary receipts) and derivatives. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk depositary receipts risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities, high-quality money market instruments and repurchase agreements; and may invest in real estate investment trusts and derivatives.	Convertible securities risk, depository receipts risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, portfolio turnover risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives, mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depository receipts risk, derivatives risk, equity securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% in no fewer than three different companies located outside the U.S.	Call risk, convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Invests in securities of large well-known companies but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities. Generally invests in companies with market capitalization greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sectors risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index). May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments.	Convertible securities risk, depository receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market capitalization risk, market and company risk, portfolio turnover risk and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities. These securities include obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Call risk, debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of companies selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. (those with market capitalizations of $4 billion or more). May also invest in foreign securities (including emerging markets) and forward foreign currency contracts, futures and options and, from time to time, may invest more than 25% of its total assets in securities of companies in one or more market sectors. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatility risk, sectors risk and securities lending risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. Up to 10% in fixed-income securities. May invest up to 5% in high-yield bonds and mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, price volatility risk and sectors risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Massachusetts Financial Services Company	ING MFS Total Return Portfolio	Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.	Invests in a combination of equity and fixed-income securities. At least 40% but not more than 75% in equity securities such as preferred stock, bonds, warrants or rights convertible into stock and depositary receipts. At least 25% in non-convertible fixed-income securities. Focuses on large market capitalizations ($5 billion or over). Invests in U.S. government securities, mortgage- and asset-backed securities and corporate bonds. May invest up to but not including 20% in foreign securities, up to but not including 20% in lower rated non-convertible, fixed-income securities and comparable unrated securities. May invest in zero coupon bonds, loan participations, mortgage pass-through securities and ADRs. May also invest in derivatives.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mortgage-related securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid-to large-capitalization companies (mid-capitalization companies are considered to be those companies with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitaliations over $18.4 billion.). In selecting investments, the Sub-Adviser looks for well-managed companies with strong balance sheets whose stock prices are undervalued. May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). In selecting investments, the Sub-Adviser looks for undervalued companies with high-quality businesses. From time to time the Sub-Adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed market but may also invest in emerging markets. The Portfolio does not limit its investments in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk, portfolio turnover risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. May invest up to 100% of assets in any one sector at any time. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in high-yield, lower-grade debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives.	Call risk, credit risk, derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sectors risk, U.S. government securities and obligations risk and zero-coupon risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three to six year time frame, including up to 10% in high-yield debt securities ("junk bonds"); U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and Euros; mortgage-backed and other asset backed securities issuers inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans (see the prospectus for the rest) and derivatives. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivatives transactions.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-US dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). The average portfolio duration is two- to six-years. May invest in corporate debt securities, including convertible securities; preferred stock, corporate commercial paper, "Yankee" dollars and "Euros", mortgage-backed and other asset-backed securities. May invest in derivatives.	Borrowing and leverage risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as depositary receipts, warrants, rights and preferred stock.	Convertible securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk and value investing risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, securities lending risk, value investing risk and zero-coupon risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company with the Russell Midcap® Value Index or the 3 year rolling average of the market capitalization of the largest company with the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, exchange-traded funds ("ETFs") that invest primarily in equity securities, and real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or on particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars. The Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may generally include money market securities, short-term and medium-term U.S. and foreign government securities, bank obligations and repurchase agreements.	Convertible securities risk, currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

37

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities of any size, but invests primarily in the large and middle range of public company market capitalizations. May also invest in convertible securities, foreign equity securities (which could include developing countries), debt securities of any maturity and of any quality, domestic debt securities and American Depositary Receipts ("ADRs").	Convertible securities risk, debt securities risk, depositary receipts risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established companies believed to have potential for growth. Debt securities and convertible bonds may often constitue a significant portion of the Portfolio's investment portfolio. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. May purchase debt securities of any maturity and credit quality.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and portfolio turnover risk.

38

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investment may include foreign securities, hybrids, futures, options, depositary receipt securities and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, depositary receipts risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, and may purchase small-, medium-, or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk

39

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, futures and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities. May use forward currency contracts, options, futures, exchange-traded funds ("ETFs") and other derivatives. In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. May also invest in emerging growth companies, which are companies that are expected to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, may make substantial temporary defensive investments in cash equivalents.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented U.S. companies and foreign companies up to 25% and up to 10% in emerging markets that are listed on U.S. exchanges or traded in U.S. markets.	Emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, securities lending risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Seeks capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 10%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities, not including American Depositary Receipts ("ADRs"), and may purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

40

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Portfolio Manager	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income	Invests primarily in income-producing equity securities of issuers of any size, but with a focus on larger-capitalization companies, including common stocks and convertibles; although investments are also made in non-convertible preferred stocks and investment grade debt securities, foreign securities (up to 25%), and derivatives. May invest up to 15% in real estate investment trusts ("REITs").	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indexes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sectors risk and securities lending risk.

41

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Portfolio Manager	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and 20% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies.	Allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of assets in equity securities of large U.S. companies believed to have above-average growth potential. Strategically invests in mid-sized companies and up to 25% in foreign issuers. May invest in derivatives. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $4 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities including up to 5% in emerging markets. May invest in other investment companies.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield bonds ("junk bonds"). May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, and money market instruments. May invest in other investment companies.	Credit risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, restricted and illiquid securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

42

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives and other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index").	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including government, corporate, and mortgage bonds. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar role transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Seeks long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments. May invest in other investment companies.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

43

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $1 million. May invest in initial public offerings.	Diversification risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk, restricted and illiquid securities risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-sized U.S. companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index) believed to have growth potential. The Portfolio may also invest in derivatives and, to a limited extent, foreign securities. May invest in other investment companies.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index) believed to have growth potential. May invest in other investment companies.	Market trends risk, other investment company risk, portfolio turnover risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies.	Foreign investment risk, other investment company risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Prior to July 16, 2007 Invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies found within the range of companies comprising the Russell Midcap® Value Index at the time of purchase. Effective July 16, 2007, invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-sized companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the Sub-Adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities and loan up to 331/3% of its total assets.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk, and value investing risk.

44

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities	Equity securities risk, foreign investment risk, manager risk, market and company risk, market capitalization risk, portfolio turnover risk, sectors risk, securities lending risk, small-capitalization company risk and value investing risk.

45

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

46

More Information on Risks (continued)

opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

47

More Information on Risks (continued)

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

48

More Information on Risks (continued)

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

49

More Information on Risks (continued)

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation Risk. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

50

More Information on Risks (continued)

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Large Positions Risk. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor

51

More Information on Risks (continued)

growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying

52

More Information on Risks (continued)

Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sectors Risk. A sector is a group of selected industries, such as technology an Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a

53

More Information on Risks (continued)

large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the LifeStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset

54

Management and Other Service Providers (continued)

management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of a Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2006.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout and Stan Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

55

Management and Other Service Providers (continued)

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the LifeStyle Portfolios including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the portfolio's Service 2 Class shares.

Service Fees

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows ING Funds Distributor, as the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the LifeStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the LifeStyle Portfolios. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of a Portfolio's average daily net assets attributable to its Service 2 Class shares.

56

Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' 12b-1 Plan and Agreement, the LifeStyle Portfolios' Adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to their Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, the Adviser and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

Information for Investors

About Your Investment

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

57

Information for Investors (continued)

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the LifeStyle Portfolios to sell securities at disadvantageous prices. The LifeStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the LifeStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

58

Information for Investors (continued)

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The LifeStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the LifeStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive

59

Information for Investors (continued)

nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the next calendar month or until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary

60

Information for Investors (continued)

income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts. So that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

61

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the period ended 2006, the financial information has been derived from the LifeStyle Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the LifeStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING LifeStyle Moderate Portfolio

Service 2 Class
May 9, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Advisor within three year of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

62

Financial Highlights (continued)

ING LifeStyle Moderate Growth Portfolio

Service 2 Class
May 2, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

63

Financial Highlights (continued)

ING LifeStyle Growth Portfolio

Service 2 Class
May 3, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

64

Financial Highlights (continued)

ING LifeStyle Aggressive Growth Portfolio

Service 2 Class
May 4, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment income	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Less distributions from:
Net investment income	$
Net realized gains on investments	$
Total distributions	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(3)(5)%
Net investment income(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

65

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated
April 30, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in the ING MarketStyle Portfolios listed below (each a "Portfolio" and collectively, the "MarketStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketStyle Moderate Portfolio

ING MarketStyle Moderate Growth Portfolio

ING MarketStyle Growth Portfolio

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the MarketStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the MarketStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the MarketStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the MarketStyle Portfolios

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the MarketStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three MarketStyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

1.  ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the MarketStyle Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

2

Introduction (continued)

2.  ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place at least quarterly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

3

Description of the Portfolios

MarketStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate market-swings.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and little or no current income.

Main Investments	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

	ING MarketStyle Moderate Portfolio		ING MarketStyle Moderate Growth Portfolio		ING MarketStyle Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Stocks	24%	U.S. Large-Capitalization Stocks	30%	U.S. Large-Capitalization Stocks	37%

	U.S. Mid-Capitalization Stocks	7%	U.S. Mid-Capitalization Stocks	9%	U.S. Mid-Capitalization Stocks	12%

	U.S. Small-Capitalization Stocks	6%	U.S. Small-Capitalization Stocks	9%	U.S. Small-Capitalization Stocks	11%

	Non-U.S./International Stocks	13%	Non-U.S./International Stocks	17%	Non-U.S./International Stocks	20%

	Intermediate-Term Bonds	20%	Intermediate-Term Bonds	18%	Intermediate-Term Bonds	13%

	Short-Term Bonds	20%	Short-Term Bonds	12%	Short-Term Bonds	7%

	Cash	10%	Cash	5%	Cash	0%

	Lower Risk		Higher Risk

Main Risks
The MarketStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.

(1)  Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	24%
U.S. Mid-Capitalization Stocks	7%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	13%
Intermediate-Term Bonds	20%
Short-Term Bonds	20%
Cash	10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk

5

Description of the Portfolios (continued)

Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Composite Index is comprised of 24% S&P 500® Index, 7% S&P MidCap 400 Index, 6% S&P SmallCap 600 Index, 13% MSCI EAFE® Index, 20% LBAB Index, 20% Lehman Brothers 1-3 year Government/Credit Bond Index and 10% 30 Day T-Bill Index. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return (adjusted)		%%(1)	N/A
S&P Composite 1500 Index		%%(2)	N/A
LBAB Index		%%(2)	N/A
ING MarketStyle Moderate Composite Index		%%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005. Service 2 Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service 2 Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service 2 Class and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

7

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	30%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	17%
Intermediate-Term Bonds	18%
Short-Term Bonds	12%
Cash	5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk

8

Description of the Portfolios (continued)

Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Growth Composite Index is comprised of 30% S&P 500® Index, 9% S&P MidCap 400 Index, 9% S&P SmallCap 600 Index, 17% MSCI EAFE® Index, 18% LBAB Index, 12% Lehman Brothers 1-3 Year Government/Credit Bond Index and 5% 30 Day T-Bill. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return (adjusted)%		%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Growth Composite Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005. Service 2 Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service 2 Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service 2 Class and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

10

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	37%
U.S. Mid-Capitalization Stocks	12%
U.S. Small-Capitalization Stocks	11%
Non-U.S./International Stocks	20%
Intermediate-Term Bonds	13%
Short-Term Bonds	7%
Cash	0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk

11

Description of the Portfolios (continued)

Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of four broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), the Morgan Stanley Capital International Europe, Australasia and Far East® Index ("MSCI EAFE® Index") and the ING MarketStyle Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The ING MarketStyle Growth Composite Index is comprised of 37% S&P 500® Index, 12% S&P MidCap 400 Index, 11% S&P SmallCap 600 Index, 20% MSCI EAFE® Index, 13% LBAB Index and 7% Lehman Brothers 1-3 Year Government/Credit Bond Index. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return (adjusted)%		%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
MSCI EAFE® Index	%	%(2)	N/A
ING MarketStyle Growth Composite Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005. Service 2 Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service 2 Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service 2 Class and ADV Class shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

13

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the ADV Class shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

ADV Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING MarketStyle Moderate	0.08%	0.50%	0.25%	%		%	%	%
ING MarketStyle Moderate Growth	0.08%	0.50%	0.25%	%		%	%	%
ING MarketStyle Growth	0.08%	0.50%	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for each Portfolio did not have a full calendar year of operations as of December 31, 2006, expenses are based on each Portfolio's actual operating expenses for Service 2 Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee this waiver will continue after that date.

(3)  Each MarketStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

14

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Limited Maturity Bond Portfolio	%	-%
ING Liquid Assets Portfolio	%	-%
ING VP Index Plus International Equity Portfolio	%	%	%
ING VP Index Plus LargeCap Portfolio	%	-%
ING VP Index Plus MidCap Portfolio	%	-%
ING VP Index Plus SmallCap Portfolio	%	-%
ING VP Intermediate Bond Portfolio	%	-%

Example

The Example is intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the MarketStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketStyle Moderate(1)	$	$	$	$
ING MarketStyle Moderate Growth(1)	$	$	$	$
ING MarketStyle Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three- , five- , and ten-year periods.

15

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the MarketStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation.	Invests at least 80% of its net assets in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar- weighted average maturity of the Portfolio will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal conditions, the Portfolio maintains significant exposure to government securities. May invest in non-government securities issued by companies of all sizes only if rated Baa3 or better by Moody's or BBB- or better by S&P. Money market securities must be rated in the two highest rating categories by Moody's or S&P. May invest in preferred stocks, U.S. government securities, securities of foreign governments and supranational organizations, mortgage- and asset-backed debt securities, mortgage bonds, municipal bonds, notes and commercial paper and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements including, credit default swaps. May use options and futures contracts. May borrow up to 10% of the value of its net assets. May invest in other investment companies.	Borrowing and leverage risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investment, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs") and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	At least 80% of assets in securities of large capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index").	At least 80% of assets in equity securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").	At least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, securities indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Call Risk, credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

18

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

19

More Information on Risks (continued)

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying

20

More Information on Risks (continued)

Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the

21

More Information on Risks (continued)

overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

22

More Information on Risks (continued)

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon

23

More Information on Risks (continued)

disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Management and Other Service Providers

Management of the MarketStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to

24

Management and Other Service Providers (continued)

both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2006.

Sub-Adviser. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Mary Ann Fernandez and Brian Gendreau, Ph.D. share responsibility for the day-to-day management of the MarketStyle Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Since May 2006, Ms. Fernandez has co-managed the MarketStyle Portfolios with Dr. Gendreau. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the MarketStyle Portfolios since May 2006. Dr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the MarketStyle Portfolios.

Information about Ibbotson Associates. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

25

Management and Other Service Providers (continued)

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the MarketStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' Plan, the MarketStyle Portfolios' adviser or distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the MarketStyle Portfolios by those companies. The MarketStyle Portfolios' adviser and ING Funds Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for these MarketStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the MarketStyle Portfolios advised by ING meets certain target levels or increases over time.

26

Management and Other Service Providers (continued)

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The MarketStyle Portfolios, ING Funds Distributor, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

Information for Investors

About Your Investment

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the MarketStyle Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open.

27

Information for Investors (continued)

The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the MarketStyle Portfolios' order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The MarketStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The MarketStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

28

Information for Investors (continued)

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The MarketStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The MarketStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the MarketStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the MarketStyle Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

29

Information for Investors (continued)

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the next calendar month or until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the MarketStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the MarketStyle Portfolios' registered public accounting firm will be sent to shareholders each year.

30

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the period ended December 31, 2006, the financial information has been derived from the MarketStyle Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the MarketStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketStyle Moderate Portfolio

ADV Class
April 28 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

31

Financial Highlights (continued)

ING MarketStyle Moderate Growth Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MarketStyle Growth Portfolio

ADV Class
April 28 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

32

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in the ING MarketStyle Portfolios listed below (each a "Portfolio" and collectively, the "MarketStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketStyle Moderate Portfolio

ING MarketStyle Moderate Growth Portfolio

ING MarketStyle Growth Portfolio

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the MarketStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the MarketStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the MarketStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the MarketStyle Portfolios

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the MarketStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

1.  ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the MarketStyle Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

2

Introduction (continued)

2.  ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place at least quarterly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

3

Description of the Portfolios

MarketStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate market-swings.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and little or no current income.

Main Investments	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Stocks 24% U.S. Mid-Capitalization Stocks 7% U.S. Small-Capitalization Stocks 6% Non-U.S./International Stocks 13% Intermediate-Term Bonds 20% Short-Term Bonds 20% Cash 10%	U.S. Large-Capitalization Stocks 30% U.S. Mid-Capitalization Stocks 9% U.S. Small-Capitalization Stocks 9% Non-U.S./International Stocks 17% Intermediate-Term Bonds 18% Short-Term Bonds 12% Cash 5%	U.S. Large-Capitalization Stocks 37% U.S. Mid-Capitalization Stocks 12% U.S. Small-Capitalization Stocks 11% Non-U.S./International Stocks 20% Intermediate-Term Bonds 13% Short-Term Bonds 7% Cash 0%

	Lower Risk		Higher Risk

Main Risks
The MarketStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.

(1)  Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	24%
U.S. Mid-Capitalization Stocks	7%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	13%
Intermediate-Term Bonds	20%
Short-Term Bonds	20%
Cash	10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

5

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

  Best:   Quarter :  %

  Worst:   Quarter :  %

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Composite Index is comprised of 24% S&P 500® Index, 7% S&P MidCap 400 Index, 6% S&P SmallCap 600 Index, 13% MSCI EAFE® Index, 20% LBAB Index, 20% Lehman Brothers 1-3 year Government/Credit Bond Index and 10% 30 Day T-Bill Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

7

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	30%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	17%
Intermediate-Term Bonds	18%
Short-Term Bonds	12%
Cash	5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

8

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

  Best:   Quarter :  %

  Worst:   Quarter :  %

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Growth Composite Index is comprised of 30% S&P 500® Index, 9% S&P MidCap 400 Index, 9% S&P SmallCap 600 Index, 17% MSCI EAFE® Index, 18% LBAB Index, 12% Lehman Brothers 1-3 Year Government/Credit Bond Index and 5% 30 Day T-Bill. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Growth Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

10

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	37%
U.S. Mid-Capitalization Stocks	12%
U.S. Small-Capitalization Stocks	11%
Non-U.S./International Stocks	20%
Intermediate-Term Bonds	13%
Short-Term Bonds	7%
Cash	0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

11

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares did not have a full year of operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

  Best:   Quarter :  %

  Worst:   Quarter :  %

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of four broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), the Morgan Stanley Capital International Europe, Australasia and Far East® Index ("MSCI EAFE® Index") and the ING MarketStyle Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The ING MarketStyle Growth Composite Index is comprised of 37% S&P 500® Index, 12% S&P MidCap 400 Index, 11% S&P SmallCap 600 Index, 20% MSCI EAFE® Index, 13% LBAB Index and 7% Lehman Brothers 1-3 Year Government/Credit Bond Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
MSCI EAFE® Index	%	%(2)	N/A
ING MarketStyle Growth Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning August 1, 2005.

13

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Class I shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

Class I Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Total Net Operating Expenses
ING MarketStyle Moderate	0.08%	-	-%		-%		%	%
ING MarketStyle Moderate Growth	0.08%	-	-%		-%		%	%
ING MarketStyle Growth	0.08%	-	-%		-%		%	%

(1)  This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for each Portfolio did not have a full year of operations as of December 31, 2006, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed.

(2)  Each MarketStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

14

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Limited Maturity Bond Portfolio	%		-%
ING Liquid Assets Portfolio	%		-%
ING VP Index Plus International Equity Portfolio	%		% %
ING VP Index Plus LargeCap Portfolio	%		-%
ING VP Index Plus MidCap Portfolio	%		-%
ING VP Index Plus SmallCap Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%

Example

The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the MarketStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketStyle Moderate(1)	$	$	$	$
ING MarketStyle Moderate Growth(1)	$	$	$	$
ING MarketStyle Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three- , five- , and ten-year periods.

15

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the MarketStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [__] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

16

Description of the Investment Adviser, Sub-Adviser Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation.	Invests at least 80% of its net assets in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal conditions, the Portfolio maintains significant exposure to government securities. May invest in non-government securities issued by companies of all sizes only if rated Baa3 or better by Moody's or BBB- or better by S&P. Money market securities must be rated in the two highest rating categories by Moody's or S&P. May invest in preferred stocks, U.S. government securities, securities of foreign governments and supranational organizations, mortgage- and asset-backed debt securities, mortgage bonds, municipal bonds, notes and commercial paper and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements including, credit default swaps. May use options and futures contracts. May borrow up to 10% of the value of its net assets. May invest in other investment companies.	Borrowing and leverage risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk, and U.S. government securities and obligations risk.

17

Description of the Investment Objectives, Main Investments and
Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs") and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	At least 80% of assets in securities of large capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index").	At least 80% of assets in equity securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").	At least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, securities indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Call risk, credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

18

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities

19

More Information on Risks (continued)

by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to

20

More Information on Risks (continued)

credit risks related to counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less-liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

21

More Information on Risks (continued)

Index Strategy Risk.  Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

22

More Information on Risks (continued)

at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities

23

More Information on Risks (continued)

markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations

24

More Information on Risks (continued)

of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Management and Other Service Providers

Management of the MarketStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2006.

Sub-Adviser. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Mary Ann Fernandez and Brian Gendreau, Ph.D. share responsibility for the day-to-day management of the MarketStyle Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Since May 2006, Ms. Fernandez has co-managed the MarketStyle Portfolios with Dr. Gendreau. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the MarketStyle Portfolios since May 2006. Dr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and

25

Management and Other Service Providers (continued)

Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the MarketStyle Portfolios.

Information about Ibbotson Associates.  Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The MarketStyle Portfolios' adviser or distributor (collectively "ING"), out of its own resources and without additional cost to a MarketStyle Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those MarketStyle Portfolios or

26

Management and Other Service Providers (continued)

Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in MarketStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The MarketStyle Portfolios, ING Funds Distributor, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

Information for Investors

About Your Investment

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the MarketStyle Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

27

Information for Investors (continued)

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the MarketStyle Portfolios' order in proper form.

28

Information for Investors (continued)

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The MarketStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The MarketStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The MarketStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The MarketStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the MarketStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not

29

Information for Investors (continued)

immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the MarketStyle Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the next calendar month or until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the MarketStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the MarketStyle Portfolios' registered public accounting firm will be sent to shareholders each year.

30

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the period ended December 31, 2006, the financial information has been derived from the MarketStyle Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the MarketStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketStyle Moderate Portfolio

Class I
May 8, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

31

Financial Highlights (continued)

ING MarketStyle Moderate Growth Portfolio

Class I
May 8, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MarketStyle Growth Portfolio

Class I
May 8, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

32

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 30, 2007, has been filed with the SEC, and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

This Prospectus is designed to help you make informed decisions about investments in the ING MarketStyle Portfolios listed below (each a "Portfolio" and collectively, the "MarketStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketStyle Moderate Portfolio

ING MarketStyle Moderate Growth Portfolio

ING MarketStyle Growth Portfolio

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the MarketStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the MarketStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the MarketStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the MarketStyle Portfolios

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [_] of this Prospectus.

Shares of the MarketStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

1.  ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the MarketStyle Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

2

Introduction (continued)

2.  ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place at least quarterly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

3

Description of the Portfolios

MarketStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate market-swings.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and little or no current income.

Main Investments	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

	ING MarketStyle Moderate Portfolio		ING MarketStyle Moderate Growth Portfolio		ING MarketStyle Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Stocks	24%	U.S. Large-Capitalization Stocks	30%	U.S. Large-Capitalization Stocks	37%

	U.S. Mid-Capitalization Stocks	7%	U.S. Mid-Capitalization Stocks	9%	U.S. Mid-Capitalization Stocks	12%

	U.S. Small-Capitalization Stocks	6%	U.S. Small-Capitalization Stocks	9%	U.S. Small-Capitalization Stocks	11%

	Non-U.S./International Stocks	13%	Non-U.S./International Stocks	17%	Non-U.S./International Stocks	20%

	Intermediate-Term Bonds	20%	Intermediate-Term Bonds	18%	Intermediate-Term Bonds	13%

	Short-Term Bonds	20%	Short-Term Bonds	12%	Short-Term Bonds	7%

	Cash	10%	Cash	5%	Cash	0%

	Lower Risk		Higher Risk

Main Risks
The MarketStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.

(1)  Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	24%
U.S. Mid-Capitalization Stocks	7%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	13%
Intermediate-Term Bonds	20%
Short-Term Bonds	20%
Cash	10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

5

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [_] and "More Information on Risks" on page [_] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Composite Index is comprised of 24% S&P 500® Index, 7% S&P MidCap 400 Index, 6% S&P SmallCap 600 Index, 13% MSCI EAFE® Index, 20% LBAB Index, 20% Lehman Brothers 1-3 year Government/Credit Bond Index and 10% 30 Day T-Bill Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005.

(2)  The index returns are for the period beginning August 1, 2005.

7

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	30%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	17%
Intermediate-Term Bonds	18%
Short-Term Bonds	12%
Cash	5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

8

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [_] and "More Information on Risks" on page [_] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first full calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Growth Composite Index is comprised of 30% S&P 500® Index, 9% S&P MidCap 400 Index, 9% S&P SmallCap 600 Index, 17% MSCI EAFE® Index, 18% LBAB Index, 12% Lehman Brothers 1-3 Year Government/Credit Bond Index and 5% 30 Day T-Bill. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Growth Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005.

(2)  The index returns are for the period beginning August 1, 2005.

10

Description of the Portfolios (continued)

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

ING MarketStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	37%
U.S. Mid-Capitalization Stocks	12%
U.S. Small-Capitalization Stocks	11%
Non-U.S./International Stocks	20%
Intermediate-Term Bonds	13%
Short-Term Bonds	7%
Cash	0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."
Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

11

Description of the Portfolios (continued)

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [_], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [_] and "More Information on Risks" on page [_] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of four broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), the Morgan Stanley Capital International Europe, Australasia and Far East® Index ("MSCI EAFE® Index") and the ING MarketStyle Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The ING MarketStyle Growth Composite Index is comprised of 37% S&P 500® Index, 12% S&P MidCap 400 Index, 11% S&P SmallCap 600 Index, 20% MSCI EAFE® Index, 13% LBAB Index and 7% Lehman Brothers 1-3 Year Government/Credit Bond Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)
(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
MSCI EAFE® Index	%	%(2)	N/A
ING MarketStyle Growth Composite Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005.

(2)  The index returns are for the period beginning August 1, 2005.

13

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Class S shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

Class S Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Total Net Operating Expenses
ING MarketStyle Moderate	0.08%	-	0.25%	%		%	%	%
ING MarketStyle Moderate Growth	0.08%	-	0.25%	%		%	%	%
ING MarketStyle Growth	0.08%	-	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of Class S shares' expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed.

(2)  Each MarketStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

14

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Limited Maturity Bond Portfolio	%		-%
ING Liquid Assets Portfolio	%		-%
ING VP Index Plus International Equity Portfolio	%		% %
ING VP Index Plus LargeCap Portfolio	%		-%
ING VP Index Plus MidCap Portfolio	%		-%
ING VP Index Plus SmallCap Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%

Example

The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the MarketStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketStyle Moderate(1)	$	$	$	$
ING MarketStyle Moderate Growth(1)	$	$	$	$
ING MarketStyle Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

15

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the MarketStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [_] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation.	Invests at least 80% of its net assets in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal conditions, the Portfolio maintains significant exposure to government securities. May invest in non-government securities issued by companies of all sizes only if rated Baa3 or better by Moody's or BBB- or better by S&P. Money market securities must be rated in the two highest rating categories by Moody's or S&P. May invest in preferred stocks, U.S. government securities, securities of foreign governments and supranational organizations, mortgage- and asset-backed debt securities, mortgage bonds, municipal bonds, notes and commercial paper and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements including, credit default swaps. May use options and futures contracts. May borrow up to 10% of the value of its net assets. May invest in other investment companies.	Borrowing and leverage risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main
Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	At least 80% of assets in securities of large capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

18

Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index").	At least 80% of assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").	At least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, securities indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Call risk, credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

19

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the investment adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those

20

More Information on Risks (continued)

where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could

21

More Information on Risks (continued)

adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The

22

More Information on Risks (continued)

correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities

23

More Information on Risks (continued)

at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities

24

More Information on Risks (continued)

markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations

25

Management and Other Service Providers

of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Management of the MarketStyle Portfolios

Adviser. ING Investments serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to the ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2006.

Sub-Adviser. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Mary Ann Fernandez and Brian Gendreau, Ph.D. share responsibility for the day-to-day management of the MarketStyle Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Since May 2006, Ms. Fernandez has co-managed the MarketStyle Portfolios with Dr. Gendreau. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the MarketStyle Portfolios since May 2006. Dr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department.

26

Management and Other Service Providers (continued)

He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the MarketStyle Portfolios.

Information about Ibbotson Associates. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the MarketStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the MarketStyle Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the MarketStyle Portfolios' adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the MarketStyle Portfolios by those companies. The MarketStyle Portfolios' adviser and ING Funds Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for these Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

27

Management and Other Service Providers (continued)

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those MarketStyle Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in MarketStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, ING Funds Distributor, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

Information for Investors

About Your Investment

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be

28

Information for Investors (continued)

required to redeem its investment, which might force the MarketStyle Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or a Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the MarketStyle Portfolios' order in proper form.

29

Information for Investors (continued)

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The MarketStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The MarketStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The MarketStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The MarketStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the MarketStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage,

30

Information for Investors (continued)

stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the MarketStyle Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each MarketStyle Portfolios' portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the next calendar month or until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the MarketStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the MarketStyle Portfolios' registered public accounting firm will be sent to shareholders each year.

31

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2006 and 2005, the financial information has been derived from the MarketStyle Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the MarketStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketStyle Moderate Portfolio

	Class S
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.14	*
Net realized and unrealized gain on investments	$	0.02
Total from investment operations	$	0.16
Net asset value, end of period	$	10.16
Total Return(2)%		1.60
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	913
Ratio to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.33
Gross expenses prior to expense reimbursement(4)(5)%		5.16
Net investment income (loss) after expense reimbursement(3)(4)%		3.70
Portfolio turnover rate	%	37

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

32

Financial Highlights (continued)

ING MarketStyle Moderate Growth Portfolio

	Class S
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.13	*
Net realized and unrealized gain on investments	$	0.11
Total from investment operations	$	0.24
Net asset value, end of period	$	10.24
Total Return(2)%		2.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	3,213
Ratio to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.33
Gross expenses prior to expense reimbursement(4)(5)%		1.63
Net investment income (loss) after expense reimbursement(3)(4)%		3.56
Portfolio turnover rate	%	22

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MarketStyle Growth Portfolio

	Class S
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.09	*
Net realized and unrealized gain on investments	$	0.16
Total from investment operations	$	0.25
Net asset value, end of period	$	10.25
Total Return(2)%		2.50
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,658
Ratio to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.33
Gross expenses prior to expense reimbursement(4)(5)%		2.93
Net investment income (loss) after expense reimbursement(3)(4)%		2.36
Portfolio turnover rate	%	17

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

33

(This page intentionally left blank.)

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service 2 Class

This Prospectus is designed to help you make informed decisions about investments in the ING MarketStyle Portfolios listed below (each a "Portfolio" and collectively, the "MarketStyle Portfolios"). Each Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketStyle Moderate Portfolio

ING MarketStyle Moderate Growth Portfolio

ING MarketStyle Growth Portfolio

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the MarketStyle Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the MarketStyle Portfolios will achieve their respective investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the MarketStyle Portfolios in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the MarketStyle Portfolios

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the MarketStyle Portfolios are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

1.  ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the MarketStyle Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

2.  ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other

2

Introduction (continued)

factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place at least quarterly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

3

Description of the Portfolios

MarketStyle Portfolios at a Glance

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio
Adviser	ING Investments, LLC	ING Investments, LLC	ING Investments, LLC

Investment Profile	Your focus is on keeping pace with inflation. Income and capital appreciation desired.	You want the opportunity for long-term moderate growth.	You seek an investment geared for growth and can tolerate market-swings.

	Shorter Investment Horizon		Longer Investment Horizon

Investment Objective	Growth of capital and current income.	Growth of capital and a low to moderate level of current income.	Growth of capital and little or no current income.

Main Investments	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.	A combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

	ING MarketStyle Moderate Portfolio		ING MarketStyle Moderate Growth Portfolio		ING MarketStyle Growth Portfolio
Underlying Asset Allocation Targets (as of April 30, 2007)(1)	U.S. Large-Capitalization Stocks	24%	U.S. Large-Capitalization Stocks	30%	U.S. Large-Capitalization Stocks	37%

	U.S. Mid-Capitalization Stocks	7%	U.S. Mid-Capitalization Stocks	9%	U.S. Mid-Capitalization Stocks	12%

	U.S. Small-Capitalization Stocks	6%	U.S. Small-Capitalization Stocks	9%	U.S. Small-Capitalization Stocks	11%

	Non-U.S./International Stocks	13%	Non-U.S./International Stocks	17%	Non-U.S./International Stocks	20%

	Intermediate-Term Bonds	20%	Intermediate-Term Bonds	18%	Intermediate-Term Bonds	13%

	Short-Term Bonds	20%	Short-Term Bonds	12%	Short-Term Bonds	7%

	Cash	10%	Cash	5%	Cash	0%

	Lower Risk		Higher Risk

Main Risks
The MarketStyle Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among Underlying Funds. An investor may lose money in each Portfolio.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.	Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage-Related Securities Risk, Price Volatility Risk and Real Estate Investment Trusts Risk.

(1)  Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

4

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

  Sub-Adviser
  ING Investment Management Co.

ING MarketStyle Moderate Portfolio

Investment Objective

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	24%
U.S. Mid-Capitalization Stocks	7%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	13%
Intermediate-Term Bonds	20%
Short-Term Bonds	20%
Cash	10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk

5

Description of the Portfolios (continued)

Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

6

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Composite Index is comprised of 24% S&P 500® Index, 7% S&P MidCap 400 Index, 6% S&P SmallCap 600 Index, 13% MSCI EAFE® Index, 20% LBAB Index, 20% Lehman Brothers 1-3 year Government/Credit Bond Index and 10% 30 Day T-Bill Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Composite Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005.

(2)  The index return is for the period beginning August 1, 2005.

7

Description of the Portfolios (continued)

  Adviser
ING Investments, LLC

  Sub-Adviser
  ING Investment Management Co.

ING MarketStyle Moderate Growth Portfolio

Investment Objective

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	30%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	17%
Intermediate-Term Bonds	18%
Short-Term Bonds	12%
Cash	5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk

8

Description of the Portfolios (continued)

Mortgage-Related Securities Risk
Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

9

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of three broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the ING MarketStyle Moderate Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The ING MarketStyle Moderate Growth Composite Index is comprised of 30% S&P 500® Index, 9% S&P MidCap 400 Index, 9% S&P SmallCap 600 Index, 17% MSCI EAFE® Index, 18% LBAB Index, 12% Lehman Brothers 1-3 Year Government/Credit Bond Index and 5% 30 Day T-Bill. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
ING MarketStyle Moderate Growth Composite Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005.

(2)  The index return is for the period beginning August 1, 2005.

10

Description of the Portfolios (continued)

Adviser
ING Investments, LLC

  Sub-Adviser
  ING Investment Management Co.

ING MarketStyle Growth Portfolio

Investment Objective

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	37%
U.S. Mid-Capitalization Stocks	12%
U.S. Small-Capitalization Stocks	11%
Non-U.S./International Stocks	20%
Intermediate-Term Bonds	13%
Short-Term Bonds	7%
Cash	0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities include "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Interest Rate Risk
Market and Company Risk
Mortgage-Related Securities Risk

11

Description of the Portfolios (continued)

Price Volatility Risk
Real Estate Investment Trusts Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] and "More Information on Risks" on page [__] of this Prospectus.

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of four broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter	:	%
Worst:	Quarter	:	%

12

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of four broad measures of market performance – the S&P Composite 1500 Index, the Lehman Brothers Aggregate Bond Index ("LBAB Index"), the Morgan Stanley Capital International Europe, Australasia and the Far East® Index ("MSCI EAFE® Index") and the ING MarketStyle Growth Composite Index. The S&P Composite 1500 Index is broad-based, market capitalization weighted index that represents approximately 85% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt-issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The ING MarketStyle Growth Composite Index is comprised of 37% S&P 500® Index, 12% S&P MidCap 400 Index, 11% S&P SmallCap 600 Index, 20% MSCI EAFE® Index, 13% LBAB Index and 7% Lehman Brothers 1-3 Year Government/Credit Bond Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	%	%(1)	N/A
S&P Composite 1500 Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
MSCI EAFE® Index	%	%(2)	N/A
ING MarketStyle Growth Composite Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005.

(2)  The index return is for the period beginning August 1, 2005.

13

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Service 2 Class shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

Shareholder Transaction Expenses (fees you pay directly from your investment) – The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

Service 2 Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING MarketStyle Moderate	0.08%	0.25%	0.25%	%		%	%	%
ING MarketStyle Moderate Growth	0.08%	0.25%	0.25%	%		%	%	%
ING MarketStyle Growth	0.08%	0.25%	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee this waiver will continue after that date.

(3)  Each MarketStyle Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

14

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING Limited Maturity Bond Portfolio(1)%			-%
ING Liquid Assets Portfolio	%		-%
ING VP Index Plus International Equity Portfolio	%		% %
ING VP Index Plus LargeCap Portfolio	%		-%
ING VP Index Plus MidCap Portfolio	%		-%
ING VP Index Plus SmallCap Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%

Example

The Example is intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the MarketStyle Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketStyle Moderate(1)	$	$	$	$
ING MarketStyle Moderate Growth(1)	$	$	$	$
ING MarketStyle Growth(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

15

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

(i)  the investment objective of each Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the MarketStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 17 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation.	Invests at least 80% of its net assets in a diversified portfolio of bonds that are primarily limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar- weighted average maturity of the Portfolio will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal conditions, the Portfolio maintains significant exposure to government securities. May invest in non-government securities issued by companies of all sizes only if rated Baa3 or better by Moody's or BBB- or better by S&P. Money market securities must be rated in the two highest rating categories by Moody's or S&P. May invest in preferred stocks, U.S. government securities securities of foreign governments and supranational organizations, mortgage- and asset-backed debt securities, mortgage bonds, municipal bonds, notes and commercial paper and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements including, credit default swaps. May use options and futures contracts. May borrow up to 10% of the value of its net assets. May invest in other investment companies.	Borrowing and leverage risk, call risk, credit derivatives risks, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk, and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7 May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs") and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index").	At least 80% of assets in securities of large capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index").	At least 80% of assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index").	At least 80% of assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivatives. May invest in other investment companies.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, securities indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Call risk, credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

18

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle Portfolios:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those

19

More Information on Risks (continued)

where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

Credit Derivatives Risk.  Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect

20

More Information on Risks (continued)

the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The

21

More Information on Risks (continued)

correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

22

More Information on Risks (continued)

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Other Investment Companies Risk.  Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

23

More Information on Risks (continued)

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

24

Management and Other Service Providers

Management of the MarketStyle Portfolios

Adviser. ING Investments, serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each MarketStyle Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each MarketStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2006.

Sub-Adviser. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Mary Ann Fernandez and Brian Gendreau, Ph.D. share responsibility for the day-to-day management of the MarketStyle Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Since May 2006, Ms. Fernandez has co-managed the MarketStyle Portfolios with Dr. Gendreau. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the MarketStyle Portfolios since May 2006. Dr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.

Information about Ibbotson Associates  Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver

25

Management and Other Service Providers (continued)

working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Distribution Fees. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, as the distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objective and policies and other information about the Trust and the MarketStyle Portfolios including the performance of the MarketStyle Portfolios' Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the MarketStyle Portfolios' Service 2 Class shares.

Service Fees. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintainance services to direct or indirect beneficial owners of Service 2 Class shares of the MarketStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the MarketStyle Portfolios. Under the Agreement, each Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

26

Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' 12b-1 Plan and Agreement, the Portfolios' adviser or distributor (collectively "ING"), out of its own resources and without additional cost to a Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the MarketStyle Portfolios by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those MarketStyle Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in MarketStyle Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, ING Funds Distributor, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

Information for Investors

About Your Investment

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or

27

Information for Investors (continued)

exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the MarketStyle Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

28

Information for Investors (continued)

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The MarketStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The MarketStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The MarketStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the management or creation of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The MarketStyle Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the MarketStyle Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek

29

Information for Investors (continued)

assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the MarketStyle Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post the month-end June 30 holdings on July 30). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the next calendar month or until the MarketStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The MarketStyle Portfolios' website is located at www.ingfunds.com.

Additional Information about the MarketStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75%

30

Information for Investors (continued)

of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the MarketStyle Portfolios' registered public accounting firm will be sent to shareholders each year.

31

Financial Highlights

The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2006 and 2005, the financial information has been derived from the MarketStyle Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the MarketStyle Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketStyle Moderate Portfolio

	Service 2 Class
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.14	*
Net realized and unrealized gain on investments	$	(0.06)
Total from investment operations	$	0.08
Net asset value, end of period	$	10.08
Total Return(2)%		0.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.48
Gross expenses prior to expense reimbursement(3)(5)%		5.31
Net investment income (loss) after expense reimbursement(3)(4)%		3.55
Portfolio turnover rate	%	37

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

32

Financial Highlights (continued)

ING MarketStyle Moderate Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.14	*
Net realized and unrealized gain on investments	$	0.06
Total from investment operations	$	0.20
Net asset value, end of period	$	10.20
Total Return(2)%		2.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.48
Gross expenses prior to expense reimbursement(3)(5)%		1.78
Net investment income (loss) after expense reimbursement(3)(4)%		3.41
Portfolio turnover rate	%	22

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MarketStyle Growth Portfolio

	Service 2 Class
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.09	*
Net realized and unrealized gain on investments	$	0.13
Total from investment operations	$	0.22
Net asset value, end of period	$	10.22
Total Return(2)%		2.20
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.48
Gross expenses prior to expense reimbursement(3)(5)%		3.08
Net investment income (loss) after expense reimbursement(3)(4)%		2.21
Portfolio turnover rate	%	17

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

33

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolio's SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in ING MarketPro Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds").

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketPro Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

An Overview of the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services, LLC and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

• Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

• No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

• A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

2

Introduction (continued)

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a quarterly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING MarketPro Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

U.S. Large-Capitalization Stocks – Value	20%
U.S. Large-Capitalization Stocks – Growth	20%
U.S. Large-Capitalization Stocks – Blend	10%
U.S. Mid-Capitalization Stocks – Blend	10%
Non-U.S./International Stocks	10%
Fixed-Income Securities	30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [___], "More Information on Risks" on page [___] and "Risks Associated with an Investment in the Underlying Funds" on page [___] in this Prospectus.

4

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the ADV Class shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

5

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 70% S&P 500® Index/30% LBAB Index. The S&P 500® Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices. Service 2 Class shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return (adjusted)		%%(1)	N/A
S&P 500® Index		%%(2)	N/A
LBAB Index		%%(2)	N/A
70% S&P 500® Index/30% LBAB Index		%%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005. Service 2 Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service 2 Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service 2 Class and ADV Class shares have different expenses.

(2)  The index return is for the period beginning August 1, 2005.

6

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the ADV Class shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

ADV Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired (Underlying) Funds Fees and Expenses(4)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(5)	Total Net Operating Expenses
ING MarketPro	0.00%	0.50%	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses of ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares of the Portfolio did not have a full year of operations as of December 31, 2006, expenses are based on the Portfolio's actual operating expenses for Service 2 Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to the Portfolio, has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee this waiver will continue after that date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(5)  ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

7

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING BlackRock Large Cap Value Portfolio	%		% %
ING FMRSM Diversified Mid Cap Portfolio	%		-%
ING JPMorgan International Portfolio	%		-%
ING Legg Mason Partners Aggressive Growth Portfolio	%		-%
ING Legg Mason Value Portfolio	%		-%
ING Marsico Growth Portfolio	%		-%
ING T. Rowe Price Capital Appreciation Portfolio	%		-%
ING Van Kampen Equity and Income Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%

Example

The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketPro(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

8

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

9

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% in equity securities of issuers of large capitalization companies that the Sub-Adviser believes are undervalued. Large companies are those included in the Russell 1000® Value Index. May invest up to 10% of the net assets in foreign issuers including ADRs. May invest in investment grade convertible securities, preferred stock, illiquid securities and
			U.S. government debt securities. May invest in debt securities of any maturity. May invest in derivatives for hedging purposes. May invest in when-issued securities, delayed delivery securities and forwards. The Portfolio may also lend its portfolio securities (up to 33 1/3%) and invest in uninvested cash balances in affiliated money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, restricted and illiquid securities risk, securities lending risk, sovereign debt risk, undervalued securities risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalization are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of total assets in foreign securities, including emerging markets, and may buy and sell futures contracts and other investment companies.	Derivatives risk, equity securities risk, emerging markets risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, small-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Ltd.	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in the equity securities of foreign companies with high growth potential, located in several countries other than the U.S., (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Clear Bridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies of any market capitalization. Investments may include; securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities). The securities may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities. The Portfolio is non-diversified.	Convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, prepayment risk, small company risk, value investing risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations of $4 billion or more. May also invest in foreign securities (including emerging markets); derivatives; substantial cash holdings in the absence of attractive investment opportunities; and, from time to time, investment of more than 25% assets in securities of companies in one or more market sectors. Will not invest more than 25% of assets in a particular industry within a sector.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, price volatility risk and sector risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities, and money market instruments. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. Futures and options may be bought and sold. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May invest up to 15% of assets in debt securities rated below investment grade. There is no limit on the Portfolio's investment in convertible securities.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% of total assets in income-producing equity securities and up to 25% in foreign securities. May invest up to 15% in real estate investment trusts ("REITs").	Allocation risk, convertible securities risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, interest rate risk, other investment companies risk and prepayment risk.

12

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its Conflicts of Interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

13

More Information on Risks (continued)

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the

14

More Information on Risks (continued)

volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign

15

More Information on Risks (continued)

taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies,

16

More Information on Risks (continued)

it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly-traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

17

More Information on Risks (continued)

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies including (ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's

18

More Information on Risks (continued)

Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trust's ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of

19

More Information on Risks (continued)

small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006,

20

Management and Other Service Providers (continued)

ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Asset Allocation Committee. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

• a change in sub-adviser;

• the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

• the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

• the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Shaun P. Mathews, President, USFS and Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Laurie M. Tillinghast, Senior Vice President, USFS Mutual Funds and Investment Products has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.

21

Management and Other Service Providers (continued)

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability Company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

22

Management and Other Service Providers (continued)

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plans for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require

23

Information for Investors (continued)

plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

24

Information for Investors (continued)

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Accounts context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Accounts, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketPro Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not

25

Information for Investors (continued)

immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month-end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

26

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's ADV Class shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketPro Portfolio

ADV Class
April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income (loss) from investment operations:
Net investment income (loss)	$
Net realized and unrealized gain on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000's)	$
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%
Gross expenses prior to expense reimbursement(4)(5)%
Net investment income (loss) after expense reimbursement(3)(4)%
Portfolio turnover rate	%

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Expense ratios do not include expenses of Underlying Funds.

*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

27

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated
April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in ING MarketPro Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds").

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketPro Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

An Overview of the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services, LLC and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

• Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

• No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

• A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

2

Introduction (continued)

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a quarterly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING MarketPro Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

U.S. Large-Capitalization Stocks – Value	20%
U.S. Large-Capitalization Stocks – Growth	20%
U.S. Large-Capitalization Stocks – Blend	10%
U.S. Mid-Capitalization Stocks – Blend	10%
Non-U.S./International Stocks	10%
Fixed-Income Securities	30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

4

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because the Class I shares do not have a full calendar year of operations as of December 31, 2006, the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best: Quarter : %
Worst: Quarter : %

5

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's
Class S shares' performance to those of three broad measures of market performance – the Standard & Poors Index 500® Composite Stock Price Index ("S&P 500® Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 70% S&P 500® Index/30% LBAB Index. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P 500® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
70% S&P 500® Index/30% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The index returns are for the period beginning August 15, 2005.

6

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by Class I shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or Plan Provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or Plan Provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class I Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired (Underlying) Funds Fee and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING MarketPro	0.00%	-	-%			%	-%

(1)  This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio did not have a full year of operations as of December 31, 2006.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

7

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING BlackRock Large Cap Value Portfolio	%	%	%
ING FMRSM Diversified Mid Cap Portfolio	%	-%
ING JPMorgan International Equity Portfolio	%	-%
ING Legg Mason Partners Aggressive Growth Portfolio	%	-%
ING Legg Mason Value Portfolio	%	-%
ING Marsico Growth Portfolio	%	-%
ING T. Rowe Price Capital Appreciation Portfolio	%	-%
ING Van Kampen Equity and Income Portfolio	%	-%
ING VP Intermediate Bond Portfolio	%	-%

Example

The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketPro(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

8

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [__] for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

9

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% in equity securities of issuers of large capitalization companies that the Sub-Adviser believes are undervalued. Large companies are those included in the Russell 1000® Value Index. May invest up to 10% of the net assets in foreign issuers including ADRs. May invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. May invest in debt securities of any maturity. May invest in derivatives for hedging purposes. May invest in when-issued securities, delayed delivery securities and forwards. The Portfolio may also lend its portfolio securities (up to 33 1/3%) and invest uninvested cash balances in affiliated money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, restricted and illiquid securities risk, securities lending risk, sovereign debt risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalization are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of total assets in foreign securities, including emerging markets, and may buy and sell futures contracts and other investment companies.	Derivatives risk, emerging markets risk, equity security risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, small-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Ltd.	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in the equity securities of foreign companies with high growth potential, located in several countries other than the U.S., (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies of any market capitalization. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small capitalization company risk.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities). The securities may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May invest in convertible and debt securities. May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities. The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, prepayment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marisco Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations of $4 billion or more. May also invest in foreign securities (including emerging markets); derivatives; substantial cash holdings in the absence of attractive investment opportunities; and, from time to time, investment of more than 25% assets in securities of companies in one or more market sectors. Will not invest more than 25% of assets in a particular industry within a sector.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including high yield or "junk bonds"), and money market instruments. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. Futures and options may be bought and sold. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May invest up to 15% of assets in debt securities rated below investment grade. There is no limit on the Portfolio's investment in convertible securities.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% of total assets in income-producing equity securities and up to 25% in foreign securities. May invest up to 15% in real estate investment trusts ("REITs").	Allocation risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, interest rate risk, other investment companies risk and prepayment risk.

12

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

13

More Information on Risks (continued)

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to

14

More Information on Risks (continued)

the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and

15

More Information on Risks (continued)

Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not

16

More Information on Risks (continued)

foreseen in developing the models.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but

17

More Information on Risks (continued)

generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

18

More Information on Risks (continued)

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of

19

More Information on Risks (continued)

small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based

20

Management and Other Service Providers (continued)

in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Asset Allocation Committee. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

• a change in sub-adviser;

• the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

• the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

• the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process." All members have been on the Asset Allocation Committee since the Portfolio's inception.

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Shaun P. Mathews, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years

21

Management and Other Service Providers (continued)

developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Laurie M. Tillinghast, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's investment adviser or distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-

22

Management and Other Service Providers (continued)

advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

23

Information for Investors (continued)

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketPro Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

24

Information for Investors (continued)

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take

25

Information for Investors (continued)

advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month-end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

26

Information for Investors (continued)

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

27

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class I shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketPro Portfolio

Class I
May 8, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income (loss)
Net realized and unrealized gain on investments
Total from investment operations
Net asset value, end of period
Total Return(2)
Ratios and Supplemental Data:
Net assets, end of period (000's)
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)
Gross expenses prior to expense reimbursement(4)(5)
Net investment income (loss) after expense reimbursement(3)(4)
Portfolio turnover rate

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

28

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 30 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service Class

This Prospectus is designed to help you make informed decisions about investments in ING MarketPro Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds").

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketPro Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [__] of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

An Overview of the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services, LLC, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

• Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

• No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

• A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

2

Introduction (continued)

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a quarterly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING MarketPro Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

U.S. Large-Capitalization Stocks – Value	20%
U.S. Large-Capitalization Stocks – Growth	20%
U.S. Large-Capitalization Stocks – Blend	10%
U.S. Mid-Capitalization Stocks – Blend	10%
Non-U.S./International Stocks	10%
Fixed-Income Securities	30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk.

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

4

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

5

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance – the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 70% S&P 500® Index/30% LBAB Index. The S&P 500® Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return	%	%(1)	N/A
S&P 500® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
70% S&P 500® Index/30% LBAB Index	%	%(2)	N/A

(1)  Class S shares commenced operations on August 15, 2005.

(2)  The index return is for the period beginning August 1, 2005.

6

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by Class S shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class S Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses(2)	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Total Net Operating Expenses
ING MarketPro	0.00%			—	0.25%	%	%

(1)  This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers for which ING Investments, the investment adviser to the Portfolio has agreed.

(2)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(3)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

7

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING BlackRock Large Cap Value Portfolio	%	%	%
ING FMRSM Diversified Mid Cap Portfolio	%	-%
ING JPMorgan International Portfolio	%	-%
ING Legg Mason Partners Aggressive Growth Portfolio	%	-%
ING Legg Mason Value Portfolio	%	-%
ING Marsico Growth Portfolio	%	-%
ING T. Rowe Price Capital Appreciation Portfolio	%	-%
ING Van Kampen Equity and Income Portfolio	%	-%
ING VP Intermediate Bond Portfolio	%	-%

Example

The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketPro(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

8

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

9

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% in equity securities of issuers of large capitalization companies that the Sub-Adviser believes are undervalued. Large companies are those included in the Russell 1000® Value Index. May invest up to 10% of the net assets in foreign issuers including ADRs. May invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. May invest in debt securities of any maturity. May invest in derivatives for hedging purposes. May invest in when-issued securities, delayed delivery securities and forwards. The Portfolio may also lend its portfolio securities (up to 33 1/3%) and invest uninvested cash balances in money affiliated market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, restricted and illiquid securities risk, securities lending risk, sovereign debt risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalization are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of total assets in foreign securities, including emerging markets, and may buy and sell futures contracts and other investment companies.	Derivatives risk, equity securities risk, emerging markets risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, small-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Ltd.	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in the equity securities of foreign companies with high growth potential, located in several countries other than the U.S., (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies of any market capitalization. Investments may include; securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities). The securities may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May invest in convertible and debt securities May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities. The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, prepayment risk, small-capitalization company risk, value investing risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities of selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations of
			$4 billion or more. May also invest in foreign securities (including emerging markets); derivatives; substantial cash holdings in the absence of attractive investment opportunities; and, from time to time, investment of more than 25% assets in securities of companies in one or more market sectors. Will not invest more than 25% of assets in a particular industry within a sector.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, over-the-counter ("OTC") investment risk, portfolio turnover risk and sector risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities and money market instruments. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. Futures and options may be bought and sold. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May invest up to 15% of assets in debt securities rated below investment grade. There is no limit on the Portfolio's investment in convertible securities.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturing risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% of total assets in income-producing equity securities and up to 25% in foreign securities. May invest up to 15% in real estate investment trusts ("REITs").	Allocation risk, convertible securities risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, mid-capitalization company risk, market and company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage and asset-backed securities, options and futures contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, interest rate risk, other investment companies risk and prepayment risk.

12

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

13

More Information on Risks (continued)

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the

14

More Information on Risks (continued)

volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by

15

More Information on Risks (continued)

administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

16

More Information on Risks (continued)

Investment Models Risk. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk.  The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities

17

More Information on Risks (continued)

with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

18

More Information on Risks (continued)

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk.  The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk.  If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make

19

More Information on Risks (continued)

a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations Risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as

20

Management and Other Service Providers (continued)

investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Asset Allocation Committee. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

• a change in sub-adviser;

• the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

• the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

• the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee and the Portfolio's inception.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Shaun P. Mathews, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Laurie M. Tillinghast, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.

21

Management and Other Service Providers (continued)

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Service Fees  The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

22

Management and Other Service Providers (continued)

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The

23

Information for Investors (continued)

NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

24

Information for Investors (continued)

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these

25

Information for Investors (continued)

measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month-end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

26

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Class S shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketPro Portfolio

	Class S
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.24	*
Net realized and unrealized gain on investments	$	0.07
Total from investment operations	$	0.31
Net asset value, end of period	$	10.31
Total Return(2)%		3.10
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	2,317
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.35
Gross expenses prior to expense reimbursement(4)(5)%		2.94
Net investment income (loss) after expense reimbursement(3)(4)%		6.30
Portfolio turnover rate	%	4

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

27

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated
April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

April 30, 2007

Service 2 Class

This Prospectus is designed to help you make informed decisions about investments in ING MarketPro Portfolio ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds").

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING MarketPro Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio in this Prospectus and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.

The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

An Overview of the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services, LLC and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

• Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

• No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

• A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

2

Introduction (continued)

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a quarterly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING MarketPro Portfolio

Investment Objective

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

U.S. Large-Capitalization Stocks – Value	20%
U.S. Large-Capitalization Stocks – Growth	20%
U.S. Large-Capitalization Stocks – Blend	10%
U.S. Mid-Capitalization Stocks – Blend	10%
Non-U.S./International Stocks	10%
Fixed-Income Securities	30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Investment Risk
Inflation Risk
Market and Company Risk
Mortgage-Related Securities Risk
Price Volatility Risk

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

4

Description of the Portfolios (continued)

Performance

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance for the first calendar year of operations, and the table compares the Portfolio's performance to the performance of three broad measures of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Service 2 Class shares' performance for the first full calendar year of operations.

Best and Worst Quarterly Returns during this Period:

Best:	Quarter :	%
Worst:	Quarter :	%

5

Description of the Portfolios (continued)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance – the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite index consisting of 70% S&P 500® Index/30% LBAB Index. The S&P 500® Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)	10 Years
Service 2 Class Return	%	%(1)	N/A
S&P 500® Index	%	%(2)	N/A
LBAB Index	%	%(2)	N/A
70% S&P 500® Index/30% LBAB Index	%	%(2)	N/A

(1)  Service 2 Class shares commenced operations on August 15, 2005.

(2)  The index return is for the period beginning August 1, 2005.

6

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Service 2 Class shares of the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketPro Portfolio.

Service 2 Class Shares
Annual Portfolio Operating Expenses
(as a percentage of average daily net assets)(1)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses(3)	Acquired (Underlying) Funds Fees and Expenses(4)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(5)	Total Net Operating Expenses
ING MarketPro	0.00%	0.25%	0.25%	%		%	%	%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers for which ING Investments, the investment adviser to the Portfolio has agreed.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)  Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(5)  ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

7

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Total Annual Operating Expenses	Fee Waiver By Adviser	Net Operating Expenses
ING BlackRock Large Cap Value Portfolio	%		% %
ING FMRSM Diversified Mid Cap Portfolio	%		-%
ING JPMorgan International Equity Portfolio	%		-%
ING Legg Mason Partners Aggressive Growth Portfolio	%		-%
ING Legg Mason Value Portfolio	%		-%
ING Marsico Growth Portfolio	%		-%
ING T. Rowe Price Capital Appreciation Portfolio	%		-%
ING Van Kampen Equity and Income Portfolio	%		-%
ING VP Intermediate Bond Portfolio	%		-%

Example

The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolios total net operating expenses remain the same. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING MarketPro(1)	$	$	$	$

(1)  The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

8

More Information on Investment Strategies

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

9

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% in equity securities of issuers of large capitalization companies that the Sub-Adviser believes are undervalued. Large companies are those included in the Russell 1000® Value Index. May invest up to 10% of the net assets in foreign issuers including ADRs. May invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. May invest in debt securities of any maturity. May invest in derivatives for hedging purposes. May invest in when-issued securities, delayed delivery securities and forwards. The Portfolio may also lend its portfolio securities (up to 33 1/3%) and invest uninvested cash balances in affiliated money market funds.	Borrowing and leverage risk, call risk, convertible securities risk, debt securities risk, depositary receipts risk, derivatives risk, equity securities risk, foreign investment risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, restricted and illiquid securities risk, securities lending risk, sovereign debt risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalization are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index). May invest in smaller or larger market capitalizations. May invest up to 25% of total assets in foreign securities, including emerging markets, and may buy and sell futures contracts and other investment companies.	Derivatives risk, equity securities risk, emerging markets risk, foreign investment risk, growth investing risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, small-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (London) Ltd.	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of assets in the equity securities of foreign companies with growth potential, located in several countries other than the U.S., (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.	Credit risk, currency risk, debt securities risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk and market and company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies of any market capitalization. Investments may include; securities listed on a securities exchange or traded in the over-the-counter markets. May invest in foreign securities; (including emerging market securities); and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipts risk, emerging growth risk, emerging markets risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities (including foreign securities). The securities may be listed on a securities exchange or traded in the over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May invest in convertible and debt securities May invest up to 25% of assets in long-term debt securities, and up to 10% of in high-yield debt securities. The Portfolio is non-diversified.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, prepayment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marisco Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations of $4 billion or more. May also invest in foreign securities (including emerging markets); derivatives; substantial cash holdings in the absence of attractive investment opportunities; and, from time to time, investment of more than 25% assets in securities of companies in one or more market sectors. Will not invest more than 25% of assets in a particular industry within a sector.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, portfolio turnover risk, price volatity risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities, and money market instruments. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. Futures and options may be bought and sold. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May invest up to 15% of assets in debt securities rated below investment grade. There is no limit on the Portfolio's investment in convertible securities.	Allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets in equity and income securities. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Invests at least 65% of total assets in income-producing equity securities and up to 25% in foreign securities. May invest up to 15% in real estate investment trusts ("REITs").	Allocation risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in a portfolio of bonds including corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and futures contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, interest rate risk, other investment companies risk and prepayment risk.

12

More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Allocation Risk. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Borrowing and Leverage Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

13

More Information on Risks (continued)

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or it goes bankrupt.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Defensive Investing Risk.  The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness

14

More Information on Risks (continued)

could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign

15

More Information on Risks (continued)

companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

Inflation Risk. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

16

More Information on Risks (continued)

Investment Models Risk. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Issuer Concentration Risk.  Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities

17

More Information on Risks (continued)

with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in an Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. An Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which an Underlying Fund invests resulting from an Underlying Fund's investment into the ING Money Market Fund.

18

More Information on Risks (continued)

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a

19

More Information on Risks (continued)

large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both

20

Management and Other Service Providers (continued)

individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2006.

Asset Allocation Committee. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

• a change in sub-adviser;

• the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

• the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

• the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Shaun P. Mathews, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Mathews joined ING in 2000. Prior to joining ING, Mr. Mathews was with Aetna Financial Services since 1979, where he held a number of different positions.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

21

Management and Other Service Providers (continued)

Laurie M. Tillinghast, Senior President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

Rule 12b-1 Distribution Fees. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to ING Funds Distributor, the distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding the Portfolio's investment objective and policies and other information about the Trust and the Portfolio including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolio's Service 2 Class shares.

Service Fees  The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of the Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of

22

Management and Other Service Providers (continued)

Service 2 Class shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Agreement, the investment adviser or distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, ING Funds Distributor, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

23

Information for Investors (continued)

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

24

Information for Investors (continued)

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the Separate Accounts context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures

25

Information for Investors (continued)

adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post the month-end June 30 holdings on July 30). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the Portfolio

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act.

26

Information for Investors (continued)

A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurancy company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

27

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio's Service 2 Class shares' financial performance for the past 5 years or, if shorter, for the period of the Portfolio's operations. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MarketPro Portfolio

	Service 2 Class
	Year Ended December 31, 2006	August 15, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$	10.00
Income (loss) from investment operations:
Net investment income (loss)	$	0.23	*
Net realized and unrealized gain on investments	$	0.03
Total from investment operations	$	0.26
Net asset value, end of period	$	10.26
Total Return(2)%		2.60
Ratios and Supplemental Data:
Net assets, end of period (000's)	$	67
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%		0.50
Gross expenses prior to expense reimbursement(4)(5)%		3.09
Net investment income (loss) after expense reimbursement(3)(4)%		6.15
Portfolio turnover rate	%	4

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
*  Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

28

(This page intentionally left blank.)

(This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information dated April 30, 2007 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

04/30/07  SEC File No. 811-05629

ING INVESTORS TRUST

7337 E. Doubletree Ranch Road

Scottsdale, Arizona  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Inflation Protected Bond Portfolio

ING BlackRock Large Cap Growth Portfolio

(formerly, Mercury Large Cap Growth Portfolio)

ING BlackRock Large Cap Value Portfolio

(formerly, Mercury Large Cap Value Portfolio)

ING Capital Guardian Small/Mid Cap Portfolio†

ING Capital Guardian U.S. Equities Portfolio

ING Disciplined Small Cap Value Portfolio

ING EquitiesPlus Portfolio

ING Evergreen Health Sciences

ING Evergreen Omega Portfolio

ING FMRSM Diversified Mid Cap Portfolio*

ING FMRSM Equity Income Portfolio*

ING FMRSM Large Cap Growth Portfolio*

(formerly ING FMRSM Earnings Growth Portfolio)

ING FMRSM Mid Cap Growth Portfolio*

(formerly, ING MFS Mid Cap Growth Portfolio)

ING FMRSM Small Cap Equity Portfolio*

ING Franklin Income Portfolio

ING Franklin Mutual Shares Portfolio

ING Global Real Estate Portfolio

ING Global Resources Portfolio

ING Global Technology Portfolio

(formerly, ING Goldman Sachs TollkeeperSM Portfolio)

ING International Growth Opportunities Portfolio

(formerly ING International Portfolio)

ING Janus Contrarian Portfolio

ING JPMorgan Emerging Markets Equity Portfolio

ING JPMorgan Small Cap Core Equity Portfolio

(formerly, ING JPMorgan Small Cap Equity Portfolio)

ING JPMorgan Value Opportunities Portfolio

ING Julius Baer Foreign Portfolio

ING Legg Mason Partners All Cap Portfolio†

ING Legg Mason Value Portfolio

ING Limited Maturity Bond Portfolio

ING Liquid Assets Portfolio

ING Lord Abbett Affiliated Portfolio

ING Marsico Growth Portfolio

ING Marsico International Opportunities Portfolio

ING MFS Total Return Portfolio

ING MFS Utilities Portfolio

ING Oppenheimer Main Street® Portfolio

ING PIMCO Core Bond Portfolio

ING PIMCO High Yield Portfolio

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Pioneer Mid Cap Value Portfolio

ING Stock Index Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING T. Rowe Price Equity Income Portfolio

ING Templeton Global Growth Portfolio

ING UBS U.S. Allocation Portfolio

ING Van Kampen Capital Growth Portfolio

(formerly, ING Van Kampen Equity Growth Portfolio)

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING VP Index Plus International Equity Portfolio

ING Wells Fargo Disciplined Value Portfolio

(formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

ING Wells Fargo Small Cap Disciplined Portfolio

*FMRSM is a service mark of Fidelity Management & Research Company.

†Merger Pending

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio” and collectively, the “Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios, each dated April 30, 2007, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address written above.  This SAI is not a prospectus, but is incorporated herein by reference in and should be read in conjunction with the Prospectuses each dated April 30, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto.  The Portfolios’ (except ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio, ING FMRSM Equity Income Portfolio, ING FMRSM Small Cap Equity Portfolio, and ING Pioneer Equity Income Portfolio) financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder reported dated December 31, 2006, are incorporated herein by reference.  Copies of the Portfolios’ Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.  Terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios.  Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

INTRODUCTION	4
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	7
INVESTMENT RESTRICTIONS	44
FUNDAMENTAL INVESTMENT RESTRICTIONS	44
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	67
NON-FUNDAMENTAL INVESTMENT POLICIES	77
MANAGEMENT OF THE TRUST	80
BOARD	87
COMPENSATION OF TRUSTEES	89
INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES	97
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	98
ADVISERS	99
ADVISORY FEES	101
SUB-ADVISERS	105
SUB-ADVISORY FEES	110
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS	114
EXPENSE LIMITATION AGREEMENT	203
ADMINISTRATOR	204
DISTRIBUTION OF TRUST SHARES	205
SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES	207
CODE OF ETHICS	218
DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES	219
PROXY VOTING PROCEDURES	220
PORTFOLIO TRANSACTIONS AND BROKERAGE	220
PORTFOLIO TURNOVER	229
NET ASSET VALUE	230
PERFORMANCE INFORMATION	231
TAXES	238
CAPITALIZATION	240
VOTING RIGHTS	241
PURCHASE OF SHARES	241
REDEMPTION OF SHARES	241
EXCHANGES	242
CUSTODIAN	242
TRANSFER AGENT	242
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	242
LEGAL COUNSEL	242
REGISTRATION STATEMENT	242
FINANCIAL STATEMENTS	242
APPENDIX A: DESCRIPTION OF BOND RATINGS	243
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	245

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“ADV Class”), Institutional (“Class I”), Service (“Class S”), and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and some investment techniques.  Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment advisers, Directed Services, LLC or ING Investments, LLC (“DSL,”  “ING Investments” or collectively the “Advisers”) or a sub-adviser (“Sub-Adviser” or “Sub-Advisers”) reasonably believes is compatible with the investment objectives and policies of that Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [ ] investment portfolios.  The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains to the following Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio

(“AllianceBernstein Mid Cap Growth”)

ING BlackRock Inflation Protected Bond Portfolio

(“BlackRock Inflation Protected Bond”)

ING BlackRock Large Cap Growth Portfolio

(“BlackRock Large Cap Growth”)

ING BlackRock Large Cap Value Portfolio

(“BlackRock Large Cap Value”)

ING Capital Guardian Small/Mid Cap Portfolio

(“Capital Guardian Small/Mid Cap”)

ING Capital Guardian U.S. Equities Portfolio

(“Capital Guardian U.S. Equities”)

ING Disciplined Small Cap Value Portfolio

(“Disciplined Small Cap Value”)

ING EquitiesPlus Portfolio

(“EquitiesPlus”)

ING Evergreen Health Sciences Portfolio

(“Evergreen Health Sciences”)

ING Evergreen Omega Portfolio

(“Evergreen Omega”)

ING FMRSM Diversified Mid Cap Portfolio

(“FMRSM Diversified Mid Cap”)

ING FMRSM Large Cap Growth Portfolio

(“FMRSM Large Cap Growth”)

ING FMRSM Equity Income Portfolio

(“FMRSM Equity Income”)

ING FMRSM Mid Cap Growth Portfolio

(“FMRSM Mid Cap Growth”)

ING FMRSM Small Cap Equity Portfolio

(“FMRSM Small Cap Equity”)

ING Franklin Income Portfolio

(“Franklin Income”)

ING Franklin Mutual Shares Portfolio

(“Franklin Mutual Shares”)

ING Global Real Estate Portfolio

(“Global Real Estate”)

ING Global Resources Portfolio

(“Global Resources”)

ING Global Technology Portfolio

(“Global Technology”)

ING International Growth Opportunities Portfolio

(“International Growth Opportunities”)

ING Janus Contrarian Portfolio

(“Janus Contrarian”)

ING JPMorgan Emerging Markets Equity Portfolio

(“JPMorgan Emerging Markets Equity”)

ING JPMorgan Small Cap Core Equity Portfolio

(“JPMorgan Small Cap Core Equity”)

ING JPMorgan Value Opportunities Portfolio

(“JPMorgan Value Opportunities”)

ING Julius Baer Foreign Portfolio

(“Julius Baer Foreign”)

ING Legg Mason Partners All Cap Portfolio

(“Legg Mason Partners All Cap”)

ING Legg Mason Value Portfolio

(“Legg Mason Value”)

ING Limited Maturity Bond Portfolio

(“Limited Maturity Bond”)

ING Liquid Assets Portfolio

(“Liquid Assets”)

ING Lord Abbett Affiliated Portfolio

(“Lord Abbett Affiliated”)

ING Marsico Growth Portfolio

(“Marsico Growth”)

ING Marsico International Opportunities Portfolio

(“Marsico International Opportunities”)

ING MFS Total Return Portfolio

(“MFS Total Return”)

ING MFS Utilities Portfolio

(“MFS Utilities”)

ING Oppenheimer Main Street Portfolio®

(“Oppenheimer Main Street®”)

ING PIMCO Core Bond Portfolio

(“PIMCO Core Bond”)

ING PIMCO High Yield Portfolio

(“PIMCO High Yield”)

ING Pioneer Equity Income Portfolio

(“Pioneer Equity Income”)

ING Pioneer Fund Portfolio

(“Pioneer Fund”)

ING Pioneer Mid Cap Value Portfolio

(“Pioneer Mid Cap Value”)

ING Stock Index Portfolio

(“Stock Index”)

ING T. Rowe Price Capital Appreciation Portfolio

(“T. Rowe Price Capital Appreciation”)

ING T. Rowe Price Equity Income Portfolio

(“T. Rowe Price Equity Income”)

ING Templeton Global Growth Portfolio

(“Templeton Global Growth”)

ING UBS U.S. Allocation Portfolio

(“UBS U.S. Allocation”)

ING Van Kampen Capital Growth Pace Portfolio

(“Van Kampen Capital Growth Pace”)

ING Van Kampen Global Franchise Portfolio

(“Van Kampen Global Franchise”)

ING Van Kampen Growth and Income Portfolio

(“Van Kampen Growth and Income”)

ING Van Kampen Real Estate Portfolio

(“Van Kampen Real Estate”)

ING VP Index Plus International Equity Portfolio

(“VP Index Plus International Equity”)

ING Wells Fargo Disciplined Value Portfolio

(“Wells Fargo Disciplined Value”)

ING Wells Fargo Small Cap Disciplined Portfolio

(“Wells Fargo Small Cap Disciplined”)

ING Liquid Assets does not offer ADV Class shares. ING Stock Index Portfolio does not offer ADV Class or Service 2 Class shares. ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Mutual Shares Portfolio do not offer Service 2 Class Shares.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

Evergreen Health Sciences, Global Real Estate, Global Resources, Legg Mason Partners All Cap, Legg Mason Value, Janus Contrarian, MFS Utilities, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios are classified as “non-diversified” funds as such term is defined under the 1940 Act.  Each of the Trust’s other Portfolios are classified as “diversified” funds within the meaning of that term under the 1940 Act.  The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer.  When compared with a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer, and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.  Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Municipal Securities

BlackRock Inflation Protected Bond, Franklin Mutual Shares, International Growth Opportunities, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield and T. Rowe Capital Appreciation may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities.  Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Industrial Development and Pollution Control Bonds

BlackRock Inflation Protected Bond, Franklin Mutual Shares, and International Growth Opportunities may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations

BlackRock Inflation Protected Bond, Franklin Mutual Shares, and International Growth Opportunities may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  International Growth Opportunities may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

International Growth Opportunities will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Adviser or Sub-Adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Custodial Receipts and Trust Certificates

BlackRock Inflation Protected Bond, Franklin Mutual Shares, and Global Technology, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts.  The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.  In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements.  The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates in which Global Technology, PIMCO Core Bond, and PIMCO High Yield may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the feesand expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, inthe event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments thathave interest rates that reset inversely to changing short-term rates and/or have embedded interestrate floors and capsthat require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specifiedrate. Because some of these instruments represent relatively recent innovations, and thetrading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values maybe more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Corporate Debt Securities

Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios’ investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.  Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined by the Sub-Adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Portfolio will not accrue any income on these securities prior to delivery.  The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard and Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio’s Sub-Adviser.

High Yield Bonds

“High Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery.  In the case of high yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.  When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Participation on Creditors Committees

BlackRock Inflation Protected Bond, Franklin Mutual Shares, and PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio.  Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.  The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Brady Bonds

“Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

Banking Industry and Savings Industry Obligations

Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.  See “Foreign Investments” discussion in this SAI for further information regarding risks attending investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits.  A Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain Portfolios invest only in bank and S&L obligations as specified in that Portfolio’s investment policies.  Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

(i)                                                                                  the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard and Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)                                                                               in the case of a U.S. bank or S&L, its deposits are insured by the FDIC of the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)                                                                            in the case of a foreign bank, the security is, in the determination of the Sub-Adivser, or an investment quality comparable with other debt securities that may be purchased by the Portfolio.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Savings Association Obligations

BlackRock Inflation Protected Bond, Franklin Mutual Shares, and International Growth Opportunities may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest.  Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See the Appendix for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Board of Directors/Trustees (“Board”) shall not be considered to be restricted.

Mortgage-Backed Securities

The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.  See, “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Foreign-Related Mortgage Securities

Certain Portfolios (including BlackRock Inflation Protected Bond, Franklin Mutual Shares, International Growth Opportunities, FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, FMRSM Mid Cap Growth, Janus Contrarian, JPMorgan Small Cap Core Equity, Julius Baer Foreign, Legg Mason Partners All Cap, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and UBS U.S. Allocation Portfolios) may invest in foreign-related mortgage securities.  Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Agency Mortgage Securities

The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA Certificates

Government National Mortgage Association (“GNMA”) certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues Real Estate Mortgage Conduit (“REMIC”) Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by the United Stated Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines.  The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”).  CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”).  ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALRs may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Collateralized Debt Obligations

BlackRock Inflation Protected Bond, Franklin Mutual Shares, PIMCO Core Bond, PIMCO High Yield and UBS U.S. Allocation may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk),  CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Loan Participations

BlackRock Inflation Protected Bond, Franklin Mutual Shares, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield, Stock Index, T. Rowe Price Capital Appreciation and UBS U.S. Allocation may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which, the Portfolios intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Portfolios.  For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price.

Delayed Funding Loans and Revolving Credit Facilities

BlackRock Inflation Protected Bond, Franklin Mutual Shares, PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  PIMCO Core Bond, PIMCO High Yield, and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets.

Zero-Coupon and Pay-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio’s distribution obligations.

Eurodollar and Yankee Dollar Instruments

Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

“Event-linked bonds” are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Guaranteed Investment Contracts

Certain Portfolios, including BlackRock Inflation Protected Bond, Franklin Mutual Shares, and International Growth Opportunities, may invest in guaranteed investment contracts (“GICs”) which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Credit-Linked Notes

Certain Portfolios, including BlackRock Inflation Protected Bond, Franklin Mutual Shares, and International Growth Opportunities, may invest in credit-linked notes (“CLNs” or “CLN”) which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio’s investment objective, including the Liquid Asset Portfolio. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets.  The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors.  The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities.  The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock.  Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated.  The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities.  If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives a Portfolio the right to vote on measures affecting the company’s organization and operations.

Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain Portfolios, including BlackRock Inflation Protected Bond, Franklin Mutual Shares, and Oppenheimer Main Street®, may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Warrants

Certain Portfolios, including BlackRock Inflation Protected Bond, Franklin Mutual Shares, and JPMorgan Small Cap Core Equity, may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Eurodollar Convertible Securities

Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Derivatives

Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio’s transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Sub-Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio’s investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

Futures Contracts and Options on Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.  Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold.  While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

Options on Futures Contracts

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

A Portfolio may use options on futures contracts in connection with hedging strategies.  Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes.  Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indexes.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)           when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)           forego possible price appreciation,

(b)           create a situation in which the securities would be difficult to repurchase, or

(c)           create substantial brokerage commissions;

(2)           when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           to close out stock index futures purchase transactions.

Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested.  Stock index futures might also be purchased:

(1)                                  if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

(2)                                  to close out stock index futures sales transactions.

Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, with the exception of Julius Baer Foreign and EquitiesPlus, which may invest in futures contracts and futures options for both hedging and non-hedging purposes.  For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio’s securities or the price of the securities, which a Portfolio intends to purchase.  A Portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Portfolio’s exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Portfolio expects to earn interest income on its initial margin deposits.

A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month).  If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss.  The transaction costs must also be included in these calculations.

Investment in Gold and Other Precious Metals

Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Portfolio (with the exception of Global Resources) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.  Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price.  When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion.  A Portfolio will not engage in these contracts for speculation or for achieving leverage.  A Portfolio’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Limitations

When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by a Portfolio.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA and, therefore, who is not subject to the registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”).

In addition, UBS U.S. Allocation, FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, and FMRSM Mid Cap Growth Portfolios will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio’s total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (c) if, as a result, a Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (d) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio’s total assets.  These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

Options on Securities and Securities Indices

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, a Portfolio would continue to receive interest income on such security.

A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.  A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Except UBS U.S. Allocation Portfolio, FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, and FMRSM Mid Cap Growth Portfolios, a Portfolio may write a call or put option only if the option is “covered” or “secured” by a Portfolio holding a position in the underlying securities.  This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, a Portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Options on Securities Indices

A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio’s assets (the “SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

General

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates.  A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio’s transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodity Futures Trading Commission (“CFTC”) and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether a Portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value.  In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

BlackRock Inflation Protected Bond, Franklin Mutual Shares, EquitiesPlus, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield, Stock Index and UBS U.S. Allocation Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

Variable and Floating Rate Securities

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio’s limit on illiquid securities.

Structured Securities

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (“Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet a Portfolio’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.  Accordingly, each Portfolio, except for Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities Portfolios will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that a Portfolio’s investment in Hybrid Instruments will account for more than 10% of a Portfolio’s return (positive or negative).

Dollar Roll Transactions

Certain Portfolios seeking a high level of current income may enter into dollar rolls or “covered rolls” in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period.  A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

A Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio.  “Covered rolls” are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio’s other assets.  Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so.  A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Foreign Securities

Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other securities representing interests in securities of foreign companies (collectively, “Depositary Receipts”) that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Each Portfolio (except JPMorgan Emerging Markets Equity, Global Resources, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of their respective total assets invested in securities of issuers located in any one emerging market country.  PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies.  In addition, Global Resources may invest up to 35% of its net assets in securities of issuers located in South Africa.  A Portfolio’s investments in U.S. issuers are not subject to the foreign country diversification guidelines.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that a Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Equity and Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Portfolios, including BlackRock Inflation Protected Bond, Evergreen Omega, Franklin Mutual Shares, and International Growth Opportunities Portfolios, are authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

Foreign Currency Transactions

Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts

Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

A Portfolio may enter into forward foreign currency contracts in two circumstances.  When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets.  At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time.  In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency.  Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

A Portfolio uses foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Currency Management

A Portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio’s investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio’s securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

Exchange Rate-Related Securities

Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

Sovereign Debt

Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Portfolios may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.  PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

Investment in sovereign debt involves a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities.  A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

Repurchase Agreements

All Portfolios may invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.  The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. FMRSM Equity Income may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio’s limitation of 10% of the net assets of the Portfolio on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  A Portfolio also might incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price.  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Global Technology, Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

Other Investment Companies

The Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  International Growth Opportunities Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.  T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds and Janus Contrarian may invest in shares of Janus’ Money Market Funds, each pursuant to the receipt of an SEC exemptive order.

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Exchange-Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at net asset value.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Standard & Poor’s Depositary Receipts

The Portfolios may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®.  The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

iShares MSCI Index Shares

The Portfolios may also invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of exchange-traded fund traded on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000.  iShares track the performance of several international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index.  The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX.  To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy.  (See “Exchange Traded Funds”).

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a Portfolio’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, a Portfolio’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Initial Public Offerings (“IPOs”)

BlackRock Inflation Protected Bond, Franklin Mutual Shares, FMRSM Equity Income, FMRSM Diversified Mid Cap Growth, FMRSM Large Cap Growth, FMRSM Mid Cap Growth, FMRSM Small Cap Equity, Franklin Income, JPMorgan Emerging Markets Equity, JPMorgan Small Cap Core Equity, JPMorgan Value Opportunities, Marsico Growth, Marsico International Opportunities, Pioneer Equity Income, Pioneer Fund, and Pioneer Mid Cap Value Portfolios may, consistent with their investment policies, invest in IPOs.  IPOs occur when a company first offers it’s securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios’ Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios’ shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios’ performance when the Portfolios’ asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios’ assets as it increases in size and, therefore, have a more limited effect on the Portfolios’ performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Short Sales

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price.  A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely.  Evergreen Omega, Global Technology, Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.

The Portfolio’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio.  Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Restricted Securities

Each Portfolio may also purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A securities”). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities.  The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations.  This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio.  Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of Qualified Institutional Buyers (“QIBs”).  Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s).  Once the issuer registers the security, it can be traded freely without any legal constrains.  Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to “QIBs.”  Nonetheless, a small market exists for trading Rule 144A securities.  The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio’s shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio’s borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Portfolio’s obligations under the when-issued or delayed delivery arrangement.

Lending Portfolio Securities

For the purpose of realizing additional income, the Portfolios may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply).  Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio’s investment program.  While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Risks Associated with the Real Estate Industry

Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•                                          possible declines in the value of real estate;

•                                          adverse general or local economic conditions;

•                                          possible lack of availability of mortgage funds;

•                                          overbuilding;

•                                          extended vacancies of properties;

•                                          increases in competition, property taxes and operating expenses;

•                                          changes in zoning or applicable tax law;

•                                          costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                                          casualty or condemnation losses;

•                                          uninsured damages from floods, earthquakes or other natural disasters;

•                                          limitations on and variations in rents; and

•                                          unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Small Companies

Certain Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security.  It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

Unseasoned Companies

Certain Portfolios, including BlackRock Inflaction Protected Bond, Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, FMRSM Mid Cap Growth, Franklin Mutual Shares, FMRSM Small Cap Equity, Global Technology, Janus Contrarian, JPMorgan Small Cap Core Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Pioneer Equity Income, Pioneer Fund, Pioneer Mid Cap Value, Templeton Global Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Wells Fargo Disciplined Value may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Strategic Transactions

Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed—income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

Special Situations Companies

A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Risk Arbitrage Securities and Distressed Companies

A merger, tender or exchange offer, or other corporate restructuring proposed at the time a portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Internet and Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries,  Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies.  Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding the Internet Industry

Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Portfolio’s shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further,many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on thecompany’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities

Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper

Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Temporary Defensive Investments

For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives.  Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectuses and this SAI will apply at the time of investment.  A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities of that Portfolio, defined by the 1940 Act as the lesser of: (1) 67% or more of that Portfolio’s voting securities present at a shareholders’ meeting if the holders of more than 50% of that Portfolio’s outstanding voting securities are present or by proxy, or (2) more than 50% of that Portfolio’s outstanding voting securities. Certain Portfolios have adopted non-fundamental investment policies to invest the assets of a Portfolio in securities that are consistent with the Portfolio’s name. The investment objectives and all other investment policies or practices of AllianceBerstein Mid Cap Growth, BlackRock Inflation Protected Bond, Disciplined Small Cap Value, Evergreen Health Sciences, Evergreen Omega, EquitiesPlus, Franklin Income, Franklin Mutual Shares, FMRSM Equity Income, FMRSM Small Cap Equity, FMRSM Large Cap Growth, Global Real Estate, Global Technology, JPMorgan Small Cap Core Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Lord Abbett Affiliated, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Equity Income, Pioneer Fund, Pioneer Mid Cap Value, Stock Index, VP Index Plus International Equity, and Wells Fargo Small Cap Portfolios are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval.  All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

For AllianceBernstein Mid Cap Growth:

The Portfolio may not:

1.                                       Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

2.                                       Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

3.                                       Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

4.                                       Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

5.                                       As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

6.                                       Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than ½ of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than ½ of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

7.                                       Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

For BlackRock Inflation Protected Bond:

As a matter of fundamental policy, the Portfolio may not:

1.               purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.               borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.               make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.               purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

ING BlackRock Inflation Protected Bond Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For Capital Guardian Small/Mid Cap, Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Templeton Global Growth, Van Kampen Real Estate, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined:

A Portfolio may not:

1.                                       Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, except that this restriction does not apply to Global Resources or Van Kampen Real Estate;

2.                                       Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, except that restriction does not apply to Global Resources or Van Kampen Real Estate;

3.                                       Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

4.                                       Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

5.                                       Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

6.                                       Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

a.                                      invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

b.                                     enter into repurchase agreements; and

c.                                      lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

7.                                       Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio’s borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

8.                                       Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

9.                                       With respect to Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

10.                                 Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI.  (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio’s assets);

11.                               With respect to the Global Resources, Limited Maturity Bond, Liquid Assets, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for Templeton Global Growth, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined, more than 15% of the total assets of the Portfolio (taken at market value at the time of such  investment), would be invested in such securities;

12.                               Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

•                any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

•                T. Rowe Price Equity Income may engage in futures contracts on gold; and

•                this restriction shall not apply to Global Resources and Templeton Global Growth.

13.                               With respect to all Portfolios except Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

For Capital Guardian U.S. Equities:

The Portfolio may not:

1.                                       Issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

2.                                       Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. government securities and obligations of domestic branches of U.S. banks and savings and loan associations.  For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

3.                                       Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio’s total assets to be invested in the securities of any one issuer (excluding U. S. government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio’s total assets may be invested without regard to these restrictions;

4.                                       Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio’s total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

5.                                       Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

6.                                       Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

7.                                       Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

For Disciplined Small Cap Value:

As a matter of fundamental policy, the Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

9.                                       If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).  Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For EquitiesPlus:

The Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

For Evergreen Health Sciences:

The Portfolio may not:

1.                                       Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.                                       Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.                                       “Concentrate” its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

For Evergreen Omega:

The Portfolio may not:

1.                                       Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5.                                       Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.                                       “Concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, or (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents, and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, for Evergreen Health Sciences and Evergreen Omega Portfolios, if the Portfolio’s holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio’s investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, Janus Contrarian, Legg Mason Value, and UBS U.S. Allocation:

A Portfolio may not:

1.                                       With respect to 75% of each Portfolio’s total assets (50% of Janus Contrarian’s total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       Issue senior securities, except as permitted under the 1940 Act;

3.                                       Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.                                       Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

5.                                       Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments(but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For FMRSM Equity Income and Pioneer Equity Income:

Each Portfolio may not:

1.               Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.               Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.               Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.               Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.               Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.               Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

ING FMRSM Equity Income Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets in a portfolio of equity securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

ING Pioneer Equity Income Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities U.S. issuers expected to produce income. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For FMRSM Mid Cap Growth:

A Portfolio may not:

1.               The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRSM or an affiliate serve as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing limitation).

2.               The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio’s illiquid securities limitation, if through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

3.               The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which FMRSM or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of debt instruments. This limitation does not apply to purchases of debt securities or repurchase agreements or to acquisitions of loans, loan participations or other forms of debt securities.

For FMRSM Small Cap Equity:

A Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

For Franklin Income:

As a matter of fundamental policy, the Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For Franklin Mutual Shares Portfolio:

As a matter of fundamental policy, the Portfolio may not:

1.               purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.               purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.               borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.               make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For Global Real Estate:

As a matter of fundamental policy, the Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

5.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any  exemptive relief obtained by the Portfolio; or

7.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but  this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Global Real Estate Portfolio is a non-diversified fund. The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

Global Real Estate Portfolio will only purchase fixed-income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody’s, or have an equivalent rating from another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker’s acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio’s Sub-Adviser.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio’s assets.

For Global Technology:

The Portfolio may not:

1.               With respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.               Issue senior securities, except as permitted under the Investment Company Act of 1940;

3.               Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4.               Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

5.               Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.               Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.               Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.               Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For International Growth Opportunities, JPMorgan Small Cap Core Equity, Julius Baer Foreign, BlackRock Large Cap Growth, BlackRock Large Cap Value, Van Kampen Capital Growth, and Van Kampen Global Franchise:

A Portfolio may not:

1.                                       With respect to 75% of each Portfolio’s total assets (50% of JPMorgan Small Cap Core Equity and Van Kampen Global Franchise Portfolios’ total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       Issue senior securities, except as permitted under the 1940 Act;

3.                                       Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Global Technology, Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4.                                       Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.                                       Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments(but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For JPMorgan Emerging Markets Equity:

The Portfolio may not:

1.                                       With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2.                                       Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

3.                                       Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

4.                                       Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

5.                                       Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

6.                                       Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

7.                                       Invest in securities of other investment companies, except to the extent permitted by the 1940 Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

8.                                       Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

9.                                       Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

10.                                 Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

For JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value:

A Portfolio may not:

1.                                       With respect to 75% of the Portfolio’s (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,  interpretations and any orders obtained thereunder;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6.                                       Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii)  invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7.                                       Issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8.                                       Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other  instruments backed by physical commodities).

For Legg Mason Partners All Cap:

The Portfolio may not:

1.                                       Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio’s investment in any one security, other than U.S. government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

2.                                       Borrow money or pledge or mortgage its assets, except as described under “Description of Securities and Investment Techniques” and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3.                                       Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act (“restricted securities”); in such registrations, the Portfolio may technically be deemed an “underwriter” for purposes of the 1933 Act. No more than 10% of the value of Portfolio’s total assets may be invested in illiquid securities;

4.                                       Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under “Description of Securities and Investment Techniques — Lending of Portfolio Securities” in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

5.                                       Invest more than 10% of the value of the Portfolio’s total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

6.                                       Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the 1933 Act or pursuant to an available exemption thereunder.);

7.                                       Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales “against the box”, i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

8.                                       Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the 1933 Act and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

9.                                       Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio’s net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker’s commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio’s expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

10.                                 Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than ½ of 1% of the securities of that issuer and such persons owning more than ½ of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

11.                                 Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio’s officers, directors or employees of its investment adviser or distributor, or any of their officers or directors, as principals;

12.                                 Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio’s total assets). Covered options with respect to no more than 10% in value of the Portfolio’s total assets will be outstanding at any one time;

13.                                 Invest in interest in oil, gas or other mineral exploration or development programs, or

14.                                 Issue senior securities except as may be permitted by the 1940 Act.

For Lord Abbett Affiliated:

The Portfolio may not:

1.                                       Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2.                                       Borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3.                                       Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio’s investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4.                                       Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5.                                       Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called “short” sales of securities or participate in any joint or joint and several trading accounts;

6.                                       Act as underwriter of securities of other issuers;

7.                                       Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker’s commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8.                                       Buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9.                                       Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than ½ of 1% of the outstanding securities of such issuer and such affiliated persons so owning ½ of 1% together own beneficially more than 5% of such securities;

10.                                 Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

11.                                 Issue senior securities except as may be permitted by the 1940 Act.

For Marsico Growth:

The Portfolio may not:

1.                                       Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this SAI;

2.                                       Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3.                                       Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4.                                       With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5.                                       Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6.                                       Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7.                                       Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8.                                       Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

9.                                       Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

10.                                 Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11.                                 Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12.                                 Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

For MFS Total Return, Oppenheimer Main Street® and PIMCO Core Bond:

The Portfolio may not:

1.                                       With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.                                       Invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3.                                       Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond  may also borrow to enhance income;

4.                                       Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5.                                       Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The Oppenheimer Main Street® and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The  Oppenheimer Main Street® and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6.                                       Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

7.                                       Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8.                                       Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the 1940 Act or by order of the SEC.

For PIMCO High Yield:

The Portfolio may not:

1.                                       With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio’s total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2.                                       Issue senior securities, except as permitted under the 1940 Act;

3.                                       Invest more than 25% of the value of the Portfolio’s total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4.                                       Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5.                                       Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6.                                       Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indices of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indices, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7.                                       Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities;

8.                                       Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.

For Stock Index:

The Portfolio may not:

1.                                       With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2.                                       Issue senior securities, except as permitted under the 1940 Act;

3.                                       Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.                                       Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies;

5.                                       Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio’s total assets would be invested in companies whose principal business activities are in the same industry;

6.                                       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7.                                       Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments(but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8.                                       Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For VP Index Plus International Equity:

As a matter of fundamental policy, the Portfolio:

1.                                       Shall be a “diversified company” as that term is defined in the 1940 Act;

2.                                       May not “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

3.                                       May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4.                                       May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans;

5.                                       May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

6.                                       May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8.                                       May not purchase physical commodities or contracts relating to physical commodities.

For Wells Fargo Small Cap Disciplined:

The Portfolio may not:

1.                                       Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.                                       Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.                                       Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.                                       Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.                                       Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.                                       Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.                                       Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.                                       Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

For AllianceBernstein Mid Cap Growth:

The Portfolio may not:

1.                                       Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2.                                       Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3.                                       Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A Securities) would be invested in such securities;

4.                                       Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

5.                                       Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.                                       Invest in real estate limited partnerships;

7.                                       Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8.                                       Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.                                       Make investments for the purpose of exercising control or management;

10.                                 Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.                                 Acquire more than 10% of the voting securities of any issuer;

12.                                 Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A Securities); or

13.                                 Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

For Capital Guardian Small/Mid Cap and Van Kampen Growth and Income:

A Portfolio may not:

1.                                       Make short sales of securities, except short sales against the box.

2.                                       Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

For Capital Guardian U.S. Equities:

The Portfolio may not:

1.                                       Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2.                                       Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3.                                       Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4.                                       Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5.                                       Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.                                       Purchase securities for the purpose of exercising control or management;

7.                                       Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio’s total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio’s total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by “Exemptive Issuers.” Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8.                                       Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a portfolio’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

For FMRSM Diversified Mid Cap, Janus Contrarian, Legg Mason Value, and UBS U.S. Allocation:

1.                                       The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.                                       The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.                                       The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment (3).

4.                                       The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5.                                       The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

For purposes of normally investing at least 80% of the FMRSM Diversified Mid Cap’s assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

For FMRSM Large Cap Growth:

1.                                       The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRSM or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation);

4.                                       The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity;

5.                                       The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMRSM or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

6.                                       The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

For FMRSMEquity Income:

1.                                       The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRSM or an affiliate serve as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing limitation).

2.                                       The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio’s illiquid securities limitation, if through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

3.                                       The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company (“FMRSM”) or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of debt instruments. This limitation does not apply to purchases of debt securities or repurchase agreements or to acquisitions of loans, loan participations or other forms of debt securities.

4.                                       The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMRSM or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

For FMRSM Mid Cap Growth:

1.                                       The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMRSM or an affiliate service as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing limitation).

2.                                       The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio’s illiquid securities limitation, if through a change in values, net assets or other circumstances, the Portfolio were in position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

3.                                       The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which FMRSM or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of debt instruments. This limitation does not apply to purchases of debt securities or repurchase agreements or to acquisitions of loans, loan participations or other forms of debt securities.

For Global Technology:

The Portfolio may not:

1.                                       Invest for the purpose of exercising control or management;

2.                                       Sell property or securities short, except short sales against the box; and

3.                                       Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

For purposes of non-fundamental restriction (2), a short sale “against the box” shall not be considered a short position.

For BlackRock Large Cap Growth, BlackRock Large Cap Value, International Growth Opportunities, Julius Baer Foreign, JPMorgan Small Cap Core Equity, Marsico Growth, Van Kampen Capital Growth, and Van Kampen Global Franchise:

1.                                       The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2.                                       The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3.                                       The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that with respect to International Growth Opportunities, Julius Baer Foreign, JPMorgan Small Cap Core Equity, Van Kampen Capital Growth and, Van Kampen Global Franchise the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio’s total assets at the time of borrowing;

4.                                       The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5.                                       The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (with the exception of BlackRock Large Cap Growth Portfolio, up to 15% of the Portfolio’s net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6.                                       The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio’s net assets would be hedged, and (iv) not more than 25% of the Portfolio’s net assets are used as cover for options written by the Portfolio.

With respect to non-fundamental investment restriction (4) if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

For JPMorgan Emerging Markets Equity:

The Portfolio may not:

1.                                       Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and OTC Options (and securities underlying such options) purchased by a Portfolio;

2.                                       Invest in any issuer for purposes of exercising control or management of the issuer;

3.                                       Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

a.               such options are written by other persons, and

b.              the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio’s total assets;

4.                                       Except as described in the Prospectus and this SAI, engage in short sales of securities; and

a.               Purchase more than 10% of the outstanding voting securities of any one issuer.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

For JPMorgan Value Opportunities:

The Portfolio may not:

1.                                       Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2.                                       Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3.                                       Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

4.                                       Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

For Limited Maturity Bond:

1.                                       Non-government securities must be rated Baa3 or better by Moody’s or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2.                                       Money market securities must be rated in the two highest categories by Moody’s or S&P or, if not rated, determined to be of comparable quality;

3.                                       The Portfolio will not invest more than 10% of total assets in foreign government securities;

4.                                       The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5.                                       Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6.                                       Illiquid securities may not exceed 10% of net assets (including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

7.                                       The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

For Liquid Assets:

1.                                       Investments will not be rated below the two highest ratings categories;

2.                                       The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

3.                                       With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

4.                                       The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. government securities);

5.                                       The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody’s;

6.                                       The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

7.                                       Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

8.                                       The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

9.                                       Investments in fixed time deposits may not exceed 10% of net assets; and

10.                                 Investments in foreign bank obligations are limited to U.S. dollar-denominated obligations.

For Lord Abbett Affiliated:

The Portfolio may not:

1.                                       Invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated’s net assets or if, as a result, more than 2% of Lord Abbett Affiliated’s net assets would be invested in warrants that are not listed on AMEX or New York Stock Exchange;

2.                                       Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities;

3.                                       Purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated’s fundamental investment restriction number 10; or

4.                                       Invest more than 10% of the value of its total assets in illiquid securities.

For Marsico Growth:

                                                The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

For Marsico International Opportunities:

The Portfolio may not:

1.                                       The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio’s commitments under outstanding futures contracts positions would exceed the market value of its total assets;

2.                                       The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

3.                                       The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

4.                                       The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio’s net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

5.                                       The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A Securities, as amended, or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation; and

6.                                       The Portfolio may not invest in companies for the purpose of exercising control of management.

For MFS Total Return and Oppenheimer Main Street®:

A Portfolio may not:

1.                                       Invest more than 15% (except 10% with respect to the Oppenheimer Main Street®,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.                                       Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3.                                       Make investments for the purpose of gaining control of a company’s management.

For MFS Utilities:

The Portfolio may not:

1.                                       Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio’s net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio’s limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act but are determined to be liquid by the Board (or its delegatee) will not be subject to this 15% limitation.

                                                Except for MFS Utilities’ investment restriction number 1 and the Portfolio’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio’s non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For PIMCO Core Bond:

The Portfolio may not:

1.                                       Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2.                                       Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

3.                                       Make investments for the purpose of gaining control of a company’s management.

Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

For Templeton Global Growth:

The Portfolio may not:

1.                                       Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

2.                                       Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

3.                                       Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

4.                                       Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

5.                                       Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

6.                                       Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

7.                                       Purchase securities for the purpose of exercising control or management;

8.                                       Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio’s total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio’s total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by “Exemptive Issuers.” Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

9.                                       Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restriction (3). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a portfolio’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

For Van Kampen Real Estate:

The Portfolio may not:

1.                                       Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

2.                                       Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin;

3.                                       Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

4.                                       Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

5.                                       Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than ½ of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than ½ of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

6.                                       Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities;

7.                                       Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time; and

8.                                       Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A Securities which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days’ prior notice to shareholders:

AllianceBernstein Mid Cap Growth

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

BlackRock Large Cap Growth

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

BlackRock Large Cap Value

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies.

Capital Guardian Small/Mid Cap

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization (“small/mid-cap”) companies.

Capital Guardian U.S. Equities

The Sub-Adviser seeks to achieve the Portfolio’s investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.

Evergreen Health Sciences

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50% of their sales from products and services in health care.

FMRSM Diversified Mid Cap

The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.

FMRSM Equity Income

The Sub-Adviser normally invests at least 80% of the Portfolio’s net assets in equity securities.

FMRSM Large Cap Growth

The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in securities of large market capitalizations.

FMRSM Mid Cap Growth

For purposes of normally investing at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.

FMRSM Small Cap Core Equity Portfolio

The Sub-Adviser normally invest at least 80% of the Portfolio’s assets in common stocks of companies with small market capitalizations.

Global Real Estate

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry.

Global Resources

The Fund will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States.

Global Technology

The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (measured at time of purchase), in companies whose primary business is the manufacturing of goods or provision of value-added services within or to the Information Technology industry, as well as to other related industries such as Telecommunications Services, Media and certain other companies whose businesses may fit such a description.

International Growth Opportunities

Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

Janus Contrarian

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital.

JPMorgan Emerging Markets Equity

The Portfolio normally invests at least 80% of the value of issuers located in at least three countries with emerging sercurities markets.

JPMorgan Small Cap Core Equity

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

JPMorgan Value Opportunities

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase.

Julius Baer Foreign

The Portfolio normally invests at least 80% of its assets in international equity securities.

Limited Maturity Bond

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

MFS Utilities

The Portfolio invests at least 80% of its net assets in securities of issuers in the utilities industry.

PIMCO Core Bond

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities.

PIMCO High Yield

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least CCC/Caa by Moody’s, Standard & Poor’s Rating Service, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment.

Pioneer Equity Income

Normally, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes,

in income-producing equity securities of U.S. issuers.

Pioneer Mid Cap Value

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies.

Stock Index

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or equity securities of companies that are representative of the S&P 500® Index (including derivatives).

T. Rowe Price Equity Income

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

Van Kampen Capital Growth

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

Van Kampen Real Estate

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”).

Wells Fargo Disciplined Value

Prior to July 16, 2007, Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

Wells Fargo Small Cap Disciplined

The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the

Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees (“Board”) according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance. As of [ ], 2007, the Trustees are John V. Boyer, Ernest C’DeBaca, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Denise Lewis, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, Robert Terris, John G. Turner, and Roger B. Vincent. The Executive Officers of the Trust are Shaun P. Mathews, Stanley D. Vyner, Michael J. Roland, Joseph M. O’Donnell, Mary Bea Wilkinson, Robert S. Naka,  Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Susan P. Kinens, Kimberly K. Palmer and Maria M. Anderson.

Set forth in the table on the following page is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Trustee	January 2005 – Present

President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present). Formerly, Executive Director, The Mark Twain House & Museum (4) (September 1989 – November 2005).

				[ ]	None.
Patricia W. Chadwick(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	[ ]	None.
J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1997 – Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 – Present).	[ ]	None.
R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 1997 – Present	President, College of New Jersey (January 1999 – Present).	[ ]	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present); and Executive Vice President, Frontier Insurance Group, Inc. (September 1998 – March 2001).	[ ]	Assured Guaranty Ltd. (November 2003 – Present).
Jock Patton 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Chairman and Trustee	February 2002 – Present	Private Investor (June 1997 – Present). Formerly, Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 – December 2001).	[ ]	JDA Software Group, Inc. (January 1999 – Present); and Swift Transportation Co. (March 2004 – Present).
Sheryl K. Pressler(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 – Present	Consultant (May 2001 – Present). Formerly, Chief Executive Officer, Lend Lease Real Estate Investments, Inc. (March 2000 – April 2001).	[ ]	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 –Present).
David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Trustee	February 2002 – Present	President and Director, F.L. Putnam Securities Company, Inc. (June 1978 – Present).	[ ]	Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1992 – Present).
Roger B. Vincent (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	[ ]	AmeriGas Propane, Inc. (January 1998 – Present); and UGI Corporation (February 2006 – Present).

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Trustees who is an “Interested Person”:
John G. Turner (7) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002- Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 – January 2002); Director of ReliaStar Life Insurance Company of New York (April 1975 – December 2001); and Chairman and Trustee of the Northstar affiliated investment companies (May 1993 – December 2001).

				[ ]	Hormel Foods Corporation (March 2000 – Present); and Conseco, Inc. (September 2003 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of April 28, 2007.

(3)  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resourses Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners Inc.

(4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6)  Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

(7)  Mr. Turner is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of  the investment advisers, DSL and ING Investments and the distributor, DSL.

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served [1]	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006-Present); Head of ING USFS Mutual Funds and Investment Products (October 2004-Present); Formerly, CMO, ING USFS (April 2002-October 2004); Head of Rollover/Payout (October 2001-December 2003).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2) (August 2000 – January 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (December 2001 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2), Directed Services, LLC (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC(2) (June 1998 – December 2001).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President Assistant Secretary	March 2006 – Present November 2004 – Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC(3) and ING Investments, LLC(2) (March 2006 – Present). Formerly, Senior Vice President, ING Funds Services, LLC(3) (August 1999 – March 2006); and Assistant Secretary, ING Funds Services, LLC(3) (October 2001 – Present).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 52	Chief Compliance Officer Executive Vice-President	November 2004 – Present March 2006 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC and Directed Services, LLC (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 – May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services(3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC4 (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Senior Vice President	November 2003 – Present

Senior Vice President and Assistant Secretary, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served [1]	Principal Occupation(s) During the Last Five Years

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	May 2006 – Present	Senior Vice President of Operations, ING Funds Services LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 – May 2006).
Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2003 – Present	Head of Strategic Relationships, ING U.S. Financial Services (2003 – Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 – 2002).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC. (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 49	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present), Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)                                  The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)                                  ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)                                  ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)                                  ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times (“Policy”). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Trustees’ Portfolio Equity Ownership Positions

For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

	Dollar Range of Equity Securities in Each Portfolio as of December 31, 2006									Aggregate Dollar Range of Equity
Name of Trustee	Capital Guardian Small Cap	Global Real Estate	Janus Contrarian	Liquid Assets	Marsico Growth	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	Van Kampen Growth & Income	Van Kampen Real Estate	Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

John V. Boyer	[									]
Patricia W. Chadwick(1)	[									]
J. Michael Earley	[									]
R. Barbara Gitenstein	[									]
Patrick W. Kenny	[									]
Walter H. May(3))
Jock Patton	[									]
Sheryl K. Pressler(1)	[									]
David W.C. Putnam	[									]
Roger B. Vincent	[									]
Trustees who are “Interested Persons”
John G. Turner	[									]

(1)                                  Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)                                  Held in a Deferred Compensation Account.

(3)                                  Mr. May retired as Trustee January 11, 2007.

Board

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act. The following Trustees serve as members of the Committee: Messrs. Patton, Turner, and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee:  Ms. Pressler and Messrs. Earley, Kenny, Putnam, and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management’s administration of proxy voting and overseeing the effectiveness of the adviser’s usage of the Trust’s brokerage and adviser’s compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee:  Ms. Chadwick and Dr. Gitenstein and Messrs. Boyer, and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Portfolios’ Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held one (1) meetings during the fiscal year ended December 31, 2006.

The Board has established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner, and Vincent. Mr. Vincent serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006. The Investment Review Committee for the International Equity/Balanced/Fixed-Income Funds currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the International Equity/Balanced/ Fixed-Income Funds:  Ms. Pressler and Dr. Gitenstein and Messrs. Boyer, and Kenny. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International Equity and Fixed-Income Funds. The Investment Review Committee for the International Equity and Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee:  Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny. Ms. Pressler serves as Chairperson of the Contracts Committee. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Compensation of Trustees

Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Msmes Pressler and Chadwick and Messrs. Patton, Earley, Boyer, Kenny, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, $10,000, and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review Committee for the Domestic Equity Funds, Mr. Vincent receives an additional retainer of $20,000);  (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by the investment advisers or their affiliate, ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.

The following table sets forth information provided by the Portfolios’ advisers, DSL and ING Investments, regarding compensation of Trustees by each Portfolio (except BlackRock Inflation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity, Franklin Mutual Shares and Pioneer Equity Income) and other funds managed by the Advisers and their affiliates for the fiscal year ended December 31, 2006. For BlackRock Inflation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity, Franklin Mutual Shares, and Pioneer Equity Income Portfolios the following table sets forth information provided by the Advisers regarding estimated future compensation of Trustees by the Portfolios and other portfolios managed by the Advisers and their affiliates for the fiscal year ended December 31, 2007. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Advisers or its affiliates.

(1)                                  The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

Compensation Table

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2006:

	Aggregate Compensations From Fund										Pension or Retirement Benefits Accrued	Estimated	Total Compensation From Registrant
Name of Person, Position	Alliance- Bernstein Mid Cap Growth	BlackRock Inflation Protected Bond(4)	BlackRock Large Cap Growth	BlackRock Large Cap Value	Capital Guardian Small/Mid Cap	Capital Guardian U.S. Equities	Disciplined Small Cap Value(5)	EquitiesPlus(5)	Evergreen Health Sciences	Evergreen Omega	As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee	[												]
Patricia W. Chadwick Trustee	[												]
J. Michael Earley Trustee	[												]
R. Barbara Gitenstein Trustee	[												]
Patrick W. Kenny Trustee	[												]
Walter H. May(6) Trustee	[												]
Jock Patton Trustee	[												]
Sheryl K. Pressler Trustee	[												]
David W.C. Putnam Trustee	[												]
John G. Turner(5) Trustee	[												]
Roger Vincent Trustee	[												]
Richard A. Wedemeyer(6) Trustee	[												]

	Aggregate Compensation From Fund									Pension or Retirement Benefits	Estimated	Total Compensation From
Name of Person, Position	FMRSM Diversified Mid Cap	FMRSM Equity Income(4)	FMRSM Large Cap Growth	FMRSM Mid Cap Growth	FMRSM Small Cap Equity(4)	Franklin Income(5)	Franklin Mutual Shares(4)	Global Real Estate	Global Resources	Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	Registrant and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee	[											]
Patricia W. Chadwick Trustee	[											]
J. Michael Earley Trustee	[											]
R. Barbara Gitenstein Trustee	[											]
Patrick W. Kenny Trustee	[											]
Walter H. May(6) Trustee	[											]
Jock Patton Trustee	[											]
Sheryl K. Pressler Trustee	[											]
David W.C. Putnam Trustee	[											]
John G. Turner(5) Trustee	[											]
Roger Vincent Trustee	[											]
Richard A. Wedemeyer(6) Trustee	[											]

	Aggregate Compensation From Fund										Pension or Retirement Benefits	Estimated	Total Compensation on From
Name of Person, Position	Global Technology	International Growth Opportunities	Janus Contrarian	JPMorgan Emerging Markets Equity	JPMorgan Small Cap Core Equity	JPMorgan Value Opportunities	Julius Baer Foreign	Legg Mason Partners All Cap	Legg Mason Value	Limited Maturity Bond	Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	Registrant and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee		[											]
Patricia W. Chadwick Trustee		[											]
J. Michael Earley Trustee		[											]
R. Barbara Gitenstein Trustee		[											]
Patrick W. Kenny Trustee		[											]
Walter H. May(6) Trustee		[											]
Jock Patton Trustee		[											]
Sheryl K. Pressler Trustee		[											]
David W.C. Putnam Trustee		[											]
John G. Turner(5) Trustee		[											]
Roger Vincent Trustee		[											]
Richard A. Wedemeyer(6) Trustee	[												]

	Aggregate Compensation From Fund								Pension or Retirement Benefits		Total Compensation From
Name of Person, Position	Liquid Assets	Lord Abbett Affiliated	Marsico Growth	Marsico International Opportunities	MFS Total Return	MFS Utilities	Oppenheimer Main Street®	PIMCO Core Bond	Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Registrant and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee	[										]
Patricia W. Chadwick Trustee	[										]
J. Michael Earley Trustee	[										]
R. Barbara Gitenstein Trustee	[										]
Patrick W. Kenny Trustee	[										]
Walter H. May(6) Trustee	[										]
Jock Patton Trustee	[										]
Sheryl K. Pressler Trustee	[										]
David W.C. Putnam Trustee	[										]
John G. Turner(5) Trustee	[										]
Roger Vincent Trustee	[										]
Richard A. Wedemeyer(6) Trustee	[										]

	Aggregate Compensation From Fund										Pension or Retirement Benefits	Estimated	Total Compensation From Registrant
Name of Person, Position	PIMCO High Yield	Pioneer Equity Income(4)	Pioneer Fund	Pioneer Mid Cap Value	Stock Index	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	Templeton Global Growth	UBS U.S. Allocation	Van Kampen Capital Growth	Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee	[												]
Patricia W. Chadwick Trustee	[												]
J. Michael Earley Trustee	[												]
R. Barbara Gitenstein Trustee	[												]
Patrick W. Kenny Trustee	[												]
Walter H. May(6) Trustee	[												]
Jock Patton Trustee	[												]
Sheryl K. Pressler Trustee	[												]
David W.C. Putnam Trustee	[												]
John G. Turner(5) Trustee	[												]
Roger Vincent Trustee	[												]
Richard A. Wedemeyer(6) Trustee	[											]

	Aggregate Compensation From Fund						Pension or Retirement	Estimated	Total Compensation From
Name of Person, Position	Van Kampen Global Franchise	Van Kampen Growth And Income	Van Kampen Real Estate	VP Index Plus International Equity	Wells Fargo Disciplined Value	Wells Fargo Small Cap Disciplined	Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement(1)	Registrant and Fund Complex Paid to Trustees(2)(3)

John V. Boyer Trustee	[								]
Patricia W. Chadwick Trustee	[								]
J. Michael Earley Trustee	[								]
R. Barbara Gitenstein Trustee	[								]
Patrick W. Kenny Trustee	[								]
Walter H. May(6) Trustee	[								]
Jock Patton Trustee	[								]
Sheryl K. Pressler Trustee	[								]
David W.C. Putnam Trustee	[								]
John G. Turner(5) Trustee	[								]
Roger Vincent Trustee	[								]
Richard A. Wedemeyer(6) Trustee	[

(1) the Portfolios have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)  Trustee compensation includes compensation paid by funds that are not discussed in the Prospectuses or SAI.

(3) Represents compensation from [ ] Portfolios (total in the complex as of December 31, 2006).

(4) ING FMRSM Equity Income, FMRSM Small Cap Equity and Pioneer Equity Income Portfolios had not commenced operations as of December 31, 2006, therefore the Portfolios did not pay any compensation to any Trustees during the fiscal year ended December 31, 2006. ING BlackRock Inflation Protected Bond and ING Franklin Mutual shares Portfolios commenced operations on April 30, 2007, therefore the Portfolios did not pay any compensation to any Trustees during fiscal year ended December 31, 2006. The compensation presented for these portfolios is estimated for the fiscal year ended December 31, 2007.

(5) ING Disciplined Small Cap Value, ING EquitiesPlus and ING Franklin Income Portfolios commenced operations on April 28, 2006.

(5) ”Interested person,” as defined in the 1940 Act,  of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Advisers and Distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(6)  Mr. May retired as Trustee January 11, 2007 and Mr. Wedemeyer retired as Trustee May 25, 2006.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2006.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
R. Barbara Gitenstein	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Walter May(1)
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Jock Patton	N/A	N/A	N/A	$0	N/A
David W.C. Putnam	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)  Walter May retired as Trustee January 11, 2007.

Control Persons and Principal Shareholders

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. As of [     ], 2007, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of the date of this SAI, Service 2 shares of Stock Index and Limited Maturity Bond Portfolios are not offered, BlackRock Inflation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity, PIMCO High Yield, Pioneer Equity Income Portfolios shares are not offered as they have not commenced operations, therefore no Variable Contract owner owned a Variable Contract owner owned a Variable Contract that entitled the owner to give voting instructions with regard to 5% or more of the shares of these Portfolios.

Portfolio	Percentage of Class	Percentage of Portfolio	Name and Address
[			]

ADVISERS

DSL and ING Investments serve as the advisers to the Portfolios pursuant to two management agreements between DSL and the Trust and one management agreement between ING Investments and the Trust (“Advisory Agreements”). DSL and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies. On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to certain Portfolios, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL. Regarding ING Investments, on February 26, 2001, its name changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.”  On March 1, 2002, the name was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”  Three Sub-Advisers of the Trust, ING Clarion Real Estate Securities, L.P., ING Investment Management Advisors, B.V. and ING Investment Management Co., are affiliates of the Advisers through their common ownership by ING Groep. ING Investments serves as the Adviser for EquitiesPlus, Global Real Estate, Disciplined Small Cap Value and VP Index Plus International Equity Portfolios. DSL serves as the Adviser for all other Portfolios.

In addition, DSL has entered into an Administrative Services Sub-Contract (the “Sub-Contract”) with one of its affiliates, ING Funds Services, LLC (“ING Funds Services”), effective January 2, 2003, for all of the Portfolios except BlackRock Inflation Protected Bond, Disciplined Small Cap Value, EquitiesPlus, FMRSM Equity Income, FMRSM Large Cap Growth, FMRSM Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSL under the Advisory Agreements to the Trust on DSL’s behalf. Under the Sub-Contract, ING Funds Services is compensated by DSL a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of BlackRock Inflation Protected Bond, Disciplined Small Cap Value, EquitiesPlus, FMRSM Equity Income, FMRSM Large Cap Growth, FMRSM Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. Please see the “Administration” section of this SAI for an explanation of ING Funds Services’ responsibilities regarding BlackRock Inflation Protected Bond, Disciplined Small Cap Value, EquitiesPlus, FMRSM Equity Income, FMRSM Large Cap Growth, FMRSM Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.

The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA. DSL is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

Pursuant to the Advisory Agreements, and subject to the direction of the Board, the Advisers are responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Advisers’ expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Advisers’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Advisers of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Advisers’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements. Other responsibilities of the Advisers’ are described in the Prospectuses.

The Trust and the Advisers have received an exemptive order from the SEC that allows the Advisers to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval for all Portfolios except ING BlackRock Large Cap Growth, BlackRock Large Cap Value, EquitiesPlus, Evergreen Health Sciences, Evergreen Omega, FMRSM Diversified Mid Cap, FMRSM Large Cap Growth, Franklin Income, JPMorgan Emerging Markets Equity, JPMorgan Small Cap Core Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Limited Maturity Bond, Liquid Assets, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities,  MFS Total Return, MFS Utilities, Oppenheimer Main Street®, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, Stock Index, T. Rowe Price Equity Income, UBS U.S. Allocation, Van Kampen Capital Growth, Van Kampen Growth and Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Advisers remain responsible for providing general management services to each of their Portfolios, including overall supervisory responsibility for the general management and investment of each of their Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio’s investment objectives, policies and restrictions.

The Advisers shall make their officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreements, the Advisers are authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreements or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on November 9, 2006, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust’s shareholders on July 10, 2002. The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days’ written notice by either party to the Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

Prior to October 24, 1997, DSL served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSL served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

Prior to February 25, 2004, ING Investments served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 21, 2003.

Approval of Advisory and Sub-Advisory Agreements

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2006. For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships for ING Franklin Mutual Shares and BlackRock inflation Protected Bond Portfolios’ please see the Portfolios’ semi-annual shareholder report dated June 30, 2007.

Advisory Fees

As Compensation for their services under the Advisory Agreements, each Portfolio pays DSL, expressed as an annual rate, a monthly fee (a “unified fee” for all Portfolios except BlackRock Inflation Protected Bond, Disciplined Small Cap Value, EquitiesPlus, FMRSM Equity Income, FMRSM Large Cap Growth, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays the Advisers and the Administrator separately) in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Annual Advisory Fees

ING BlackRock Large Cap Growth(1)

0.80% on the first $500 million of the Portfolio’s average daily net assets;
0.75% on next $250 million of the Portfolio’s average daily net assets;
0.70% on next $500 million of the Portfolio’s average daily net assets;
0.65% on next $750 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $2 billion

ING BlackRock Large Cap Value(1)

0.80% on first $500 million of the Portfolio’s average daily net assets;
0.75% on next $250 million of the Portfolio’s average daily net assets;
0.70% on next $500 million of the Portfolio’s average daily net assets;
0.65% on next $750 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $2 billion

ING Capital Guardian Small/Mid Cap;
ING Global Resources(5);
ING T. Rowe Price Capital Appreciation;
ING T. Rowe Price Equity Income;
ING Van Kampen Growth and Income;
ING Van Kampen Real Estate; and
ING Wells Fargo Disciplined Value (2)

0.75% on the first $750 million of the Portfolios’ combined average daily net assets;
0.70% on the next $1.25 billion of the Portfolios’ combined average daily net assets;
0.65% on the next $1.5 billion of the Portfolios’ combined average daily net assets; and
0.60% on the Portfolios’ average daily net assets in excess of $3.5 billion

ING AllianceBernstein Mid Cap Growth (2); and ING Marsico Growth

0.85% of the first $250 million of the Portfolios’ combined average daily net assets;
0.80% on the next $400 million of the Portfolios’ combined average daily net assets;
0.75% on the next $450 million of the Portfolios’ combined average daily net assets; and
0.70% on the Portfolios’ average daily net assets in excess of $1.1 billion

ING Capital Guardian U.S. Equities(1)

0.75% on the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $250 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $1.25 billion

ING Disciplined Small Cap Value(5)	0.55% on first $500 million; 0.50% on next $500 million; 0.45% thereafter

ING EquitiesPlus(5)	0.30% of the Portfolio’s average daily net assets

ING Evergreen Health Sciences	0.75% on the first $500 million of the Portfolio’s average daily net assets; and 0.70% of the Portfolio’s average daily net assets in excess of $500 million

ING Evergreen Omega

0.60% of the first $750 million of the Portfolio’s average daily net assets;
0.55% on the next $750 million of the Portfolio’s average daily net assets;
0.50% of the next $5 billion of the Portfolio’s average daily net assets;
0.475% of the next $5 billion of the Portfolio’s average daily net assets;
0.455% of the next $5 billion of the Portfolio’s average daily net assets;
0.44% of the next $5 billion of the Portfolio’s average daily net assets; and
0.43% of the Portfolio’s average daily net assets over $21.5 billion

ING FMRSM Equity Income	0.47% on all of the Portfolio’s average daily net assets

ING FMRSM Diversified Mid Cap (3)(4)	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% thereafter

Portfolio	Annual Advisory Fees

ING UBS U.S. Allocation (1) (4)

0.75% of the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $250 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $1.25 billion

ING FMRSM Large Cap Growth (4)

0.58% of the first $500 million of the Portfolio’s average daily net assets;
0.57% on the next $250 million of the Portfolio’s average daily net assets; and
0.52% of the Portfolio’s average daily net assets over $750 million

ING FMRSM Small Cap Equity	0.750% of the Portfolio’s average daily net assets

ING Franklin Income	0.65% of the first $500 million of the Portfolio’s average daily net assets; and 0.60% on assets thereafter

ING Franklin Mutual Shares	0.78% on first $5 Billion, 0.75% on next $5 Billion, 0.73% on next $5 Billion, 0.71% on next $5 Billion, 0.69% on assets thereafter

ING Global Real Estate

0.80% on first $250 million of the Portfolio’s average daily net assets;
0.775% on next $250 million of the Portfolio’s average daily net assets; and
0.70% above $500 million of the Portfolio’s average daily net assets

ING Global Technology (2) (5)	1.25% on first $1 billion of the Portfolio’s average daily net assets; and 1.15% of the Portfolio’s average daily net assets in excess of $1 billion

ING International Growth Opportunities (2) (5)	1.00% of the first $500 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets in excess of $500 million

ING Janus Contrarian; and ING Legg Mason Value

0.81% on the first $250 million of the Portfolios’ combined average daily net assets;
0.77% on the next $400 million of the Portfolios’ combined average daily net assets;
0.73% on the next $450 million of the Portfolios’ combined average daily net assets; and
0.67% of the Portfolios’ average daily net assets in excess of $1.1 billion

ING Lord Abbett Affiliated; and ING Legg Mason Partners All Cap (1) (2)

0.75% of the first $500 million of the Portfolios’ combined average daily net assets;
0.70% on the next $250 million of the Portfolios’ combined average daily net assets;
0.65% on the next $500 million of the Portfolios’ combined average daily net assets; and
0.60% on assets thereafter

ING Julius Baer Foreign

1.00% of the first $50 million of the Portfolio’s average daily net assets;
0.95% on the next $200 million of the Portfolio’s average daily net assets;
0.90% on the next $250 million of the Portfolio’s average daily net assets; and
0.85% of the Portfolio’s average daily net assets in excess of $500 million

ING JPMorgan Emerging Markets Equity	1.25% of the Portfolio’s average daily net assets

ING JPMorgan Small Cap Core Equity(1) (2)

0.90% of the first $200 million of the Portfolio’s average daily net assets;
0.85% on the next $300 million of the Portfolio’s average daily net assets;
0.80% on the next $250 million of the Portfolio’s average daily net assets; and
0.75% of the Portfolio’s average daily net assets in excess of $750 million

ING JPMorgan Value Opportunities

0.40% of the first $21 billion of the Portfolio’s average daily net assets;
0.39% of the next $5 billion of the Portfolio’s average daily net assets; and
0.38% of the Portfolio’s average daily net assets over $26 billion

ING Limited Maturity Bond(5); and ING Liquid Assets(5)

0.35% of the first $200 million of the Portfolios’ combined average daily net assets;
0.30% on the next $300 million of the Portfolios’ combined average daily net assets; and
0.25% of the Portfolios’ average daily net assets in excess of $500 million

ING Marsico International Opportunities	0.54% of the first $21 billion of the Portfolio’s average daily net assets; and 0.53% of the Portfolio’s average daily net assets over $21 billion

ING FMRSM Mid Cap Growth(2); ING MFS Total Return; and ING Oppenheimer Main Street®

0.75% of the first $250 million of the Portfolios’ combined average daily net assets;
0.70% on next $400 million of the Portfolios’ combined average daily net assets;
0.65% on next $450 million of the Portfolios’ combined average daily net assets; and
0.60% of the Portfolios’ average daily net assets in excess of $1.1 billion

ING MFS Utilities

0.60% of the first $1 billion of the Portfolio’s average daily net assets;
0.55% on the next $500 million of the Portfolio’s average daily net assets;
0.50% on the next $5 billion of the Portfolio’s average daily net assets;

Portfolio	Annual Advisory Fees

0.47% on the next $5 billion of the Portfolio’s average daily net assets;
0.45% on the next $5 billion of the Portfolio’s average daily net assets;
0.44% on the next $5 billion of the Portfolio’s average daily net assets; and
0.43% of the Portfolio’s average daily net assets over $21.5 billion

ING PIMCO Core Bond

0.75% on first $100 million of the Portfolio’s average daily net assets;
0.65% on next $100 million of the Portfolio’s average daily net assets; and
0.55% of the Portfolio’s average daily net assets in excess of $200 million

ING PIMCO High Yield	0.49% of the Portfolio’s average daily net assets

ING Pioneer Equity Income	0.65% on the first $500 million of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $500 million assets

ING Pioneer Fund	0.75% of the first $500 million; 0.70% of the next $500 million; and 0.65% thereafter

ING Pioneer Mid Cap Value	0.64% of the Portfolio’s average daily net assets

ING Stock Index(5)	0.26% of the Portfolio’s average daily net assets

ING Templeton Global Growth

0.96% of the first $250 million of the Portfolio’s average daily net assets;
0.86% on the next $250 million of the Portfolio’s average daily net assets; and
0.76% of the Portfolio’s average daily net assets on assets thereafter

ING Van Kampen Equity Growth Pace(1) (2)	0.65% of the first $1 billion of the Portfolio’s average daily net assets; and 0.60% of the Portfolio’s average daily net assets in excess of $1 billion

ING Van Kampen Global Franchise

1.00% of the first $250 million of the Portfolio’s average daily net assets;
0.90% on the next $250 million of the Portfolio’s average daily net assets; and
0.75% of the Portfolio’s average daily net assets in excess of $500 million

ING VP Index Plus International Equity	0.45% of the Portfolio’s average daily net assets

ING Wells Fargo Small Cap Disciplined

0.77% of the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $500 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets;
0.60% on the next $5 billion of the Portfolio’s average daily net assets; and
0.53% of the Portfolio’s average daily net assets thereafter.

(1)          Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio, ING Legg Mason Partners All Cap Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio, and ING Van Kampen Capital Growth Portfolio so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from [May 1, 2007 through May 1, 2008] for these Portfolios, except for ING Legg Mason Partners All Cap Portfolio. For ING Legg Mason Partners All Cap Portfolio, the advisory fee waiver is for the period from August 1, 2006 through and including May 1, 2008. There is no guarantee that these waivers will continue after these dates. These agreements will only renew if DSL elects to renew them.

(2)          As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio. As of August 7, 2006, ING Goldman Sachs TollkeeperSM Portfolio is known as ING Global Technology Portfolio and ING MFS Mid Cap Growth Portfolio is known ING FMRSM Mid Cap Growth Portfolio. As of September 30, 2006 ING Mercury Large Cap Growth Portfolio is known as ING BlackRock Large Cap Growth Portfolio and ING Mercury Large Cap Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of November 6, 2006, ING FMRSM Earnings Growth Portfolio is known as ING FMRSM Large Cap Growth Portfolio. As of November 7, 2006, ING JPMorgan Small Cap Equity Portfolio is known as ING JPMorgan Small Cap Core Equity Portfolio. As of April 28, 2007, ING International Portfolio is known as ING International Growth Opportunities Portfolio and ING Van Kampen Equity Growth Portfolio is known as ING Van Kampen Equity Growth Pace Portfolio.

(3)          Effective May 2, 2005, FMRSM has entered into a sub-/sub-advisory agreement with FMR SM Co., Inc. (“FMR SM Co.”) under which it has delegated certain of its sub-advisory duties for the portfolios to FMR SM Co. FMR SM Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

(4)          For purposes of calculating fees under the Advisory Agreement, the assets of FMRSM Diversified Mid Cap shall be combined with the assets of UBS U.S. Allocation.

(5)          To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolios pad to the Advisers for the last three fiscal years ended December 31:

Portfolio	2006	2005	2004

ING AllianceBernstein Mid Cap Growth	$	$4,451,039	$4,338,926
ING BlackRock Inflation Protected Bond(2)	$	N/A	N/A
ING BlackRock Large Cap Growth	$	$465,940	$135,945
ING BlackRock Large Cap Value	$	$809,804	$516,575
ING Capital Guardian Small/Mid Cap	$	$3,309,563	$4,680,279
ING Capital Guardian U.S. Equities	$	$4,683,606	$3,652,544
ING Disciplined Small Cap Value(1)	$	N/A	N/A
ING Equities Plus(1)	$	N/A	N/A
ING Evergreen Health Sciences	$	$617,776	$118,160
ING Evergreen Omega	$	$376,456	$14,349
ING FMRSM Diversified Mid Cap	$	$2,358,665	$1,457,406
ING FMRSM Equity Income(2)	N/A	N/A	N/A
ING FMRSM Large Cap Growth	$	$286,489	N/A
ING FMRSM Mid Cap Growth	$	$4,333,651	$4,817,317
ING FMRSM Small Cap Equity(2)	N/A	N/A	N/A
ING Franklin Income(1)	$	N/A	N/A
ING Franklin Mutual Shares(2)	$	N/A	N/A
ING Global Real Estate	$	N/A	N/A
ING Global Resources	$	$1,870,178	$1,134,420
ING Global Technology	$	$908,215	$824,211
ING International Growth Opportunities	$	$1,947,996	$1,940,279
ING Janus Contrarian	$	$542,593	$459,615
ING JPMorgan Emerging Markets Equity	$	$2,986,827	$1,651,813
ING JPMorgan Small Cap Core Equity	$	$2,310,359	$1,213,857
ING JPMorgan Value Opportunities	$	$433,696	N/A
ING Julius Baer Foreign	$	$5,527,730	$1,573,295
ING Legg Mason Partners All Cap	$	$3,290,857	$3,447,539
ING Legg Mason Value	$	$3,589,860	$2,034,681
ING Limited Maturity Bond	$	$951,705	$1,307,052
ING Liquid Assets	$	$2,483,025	$2,542,827
ING Lord Abbett Affiliated	$	$1,419,418	$1,230,604
ING Marsico Growth	$	$6,837,516	$6,511,368
ING Marsico International Opportunities	$	$307,251	N/A
ING MFS Total Return	$	$427,418	N/A
ING MFS Utilities	$	$3,727,350	$3,972,937
ING Oppenheimer Main Street®	$	$5,452,842	$3,755,448
ING PIMCO Core Bond	$	$3,372,672	$2,036,321
ING PIMCO High Yield	$	$233,422	N/A
ING Pioneer Equity Income(2)	N/A	N/A	N/A
ING Pioneer Fund	$	$1,503,942	N/A
ING Pioneer Mid Cap Value	$	$1,024,537	$492,276
ING Stock Index	$	$14,684,774	$11,089,188
ING T. Rowe Price Capital Appreciation	$	$7,122,496	$5,507,279
ING T. Rowe Price Equity Income	$	$3,609,367	$3,650,883
ING Templeton Global Growth	$	$844,615	$655,016
ING UBS U.S. Allocation	$	$622,472	$411,959
ING Van Kampen Capital Growth	$	$2,237,025	$1,077,024
ING Van Kampen Global Franchise	$	$5,719,851	$5,293,534

Portfolio	2006	2005	2004

ING Van Kampen Growth and Income	$	$5,222,875	$2,830,711
ING Van Kampen Real Estate	$	$51,052	N/A
ING VP Index Plus International Equity	$	$1,924,757	$2,132,641
ING Wells Fargo Disciplined Value	$	$3,164	N/A
ING Wells Fargo Small Cap Disciplined	$	$4,451,039	$4,338,926

(1) For the period ended April 29, 2006 through December 31, 2006.

(2)  The Portfolio had not commenced operations as of the date of this SAI.

SUB-ADVISERS

The Advisers have engaged the services of certain Sub-Advisers to provide sub-advisory services to the Portfolios. The Trust, the respective Adviser and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios that are managed by affiliated Sub-Advisers of the Advisers. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (“MSIM, Inc.”), has entered into a Sub-Advisory agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited (“MSIML”), so that MSIM, Inc. may utilize MSIML’s services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML. The Sub-Adviser of FMRSM Diversified Mid Cap, FMRSM Equity Income, FMRSM Large Cap Growth, FMRSM Mid Cap Growth, and FMRSM Small Cap Equity Portfolios. Fidelity Management & Research Company (“FMRSM”), has entered into a Sub-Sub-Advisory agreement with FMR Co., Inc. (“FMRC”), so that FMR may utilize FMRC’s services as well as delegate the day-to-day investment management responsibilities for the Portfolio to FMRC.

Sub-Advisory Fees

Pursuant to separate Sub-Advisory Agreements, the Advisers (and not the Trust) pay each Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio’s average daily net assets as follows:

Sub-Adviser	Portfolio	Sub-Advisory Fee

AllianceBernstein L.P.	ING AllianceBernstein Mid Cap Growth

0.75% of the first $10 million of the Portfolio’s average daily net assets;
0.625% on the next $10 million of the Portfolio’s average daily net assets;
0.50% on the next $20 million of the Portfolio’s average daily net assets;
0.375% on the next $20 million of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net
assets on amounts in excess $60 million

BlackRock Financial Management, Inc	ING BlackRock Inflation Protected Bond	0.15% on the first $100 million of the Portfolio’s average daily net assets; 0.08% on the next $400 million of the Portfolio’s average daily net assets; and 0.05% thereafter

BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth(16)	0.40% of the first $250 million of the Portfolio’s average daily net assets; 0.35% on the next $250 million of the Portfolio’s average daily net assets; and 0.325% thereafter

	ING BLackRock Large Cap Value(16)	0.40% of the first $250 million of the Portfolio’s average daily net assets; 0.35% on the next $250 million of the Portfolio’s average daily net assets; and 0.325% thereafter

Capital Guardian Trust Company	ING Capital Guardian Small/Mid Cap

0.60% of the first $125 million of the Portfolio’s average daily net assets;
0.50% on the next $125 million of the Portfolio’s average daily net assets;
0.40% on the next $150 million of the Portfolio’s average daily net assets; and

Sub-Adviser	Portfolio	Sub-Advisory Fee

0.35% thereafter

ING Capital Guardian U.S. Equities

0.50% on the first $150 million of the Portfolio’s average daily net assets;
0.45% on the next $150 million of the Portfolio’s average daily net assets;
0.35% on the next $200 million of the Portfolio’s average daily net assets;
0.30% on the next $500 million of the Portfolio’s average daily net assets;
0.275% on the next $1 billion of the Portfolio’s average daily net assets; and
0.25% thereafter

ClearBridge Advisors, LLC	ING Legg Mason Partners All Cap (17)	0.40% of the first $500 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $500 million

Evergreen Investment Management Company, LLC	ING Evergreen Health Sciences	0.45% of the Portfolio’s average daily net assets

	ING Evergreen Omega	0.30% of the Portfolio’s average daily net assets

Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap; ING FMRSM Large Cap Growth; and ING FMRSM Mid Cap Growth(15)	0.40% of the first $250 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $250 million

ING FMRSM Equity Income

0.35% of the first $250 million of the Portfolio’s average daily net assets;
0.30% of the Portfolio’s average daily net assets over $250 million;
0.25% of the next $1 billion of the Portfolio’s average daily net assets; and
0.275% on all assets when Portfolio assets exceed $1.5 billion

	ING FMRSM Small Cap Equity	0.60% of the first $150 million of the Portfolio’s average daily net assets; and 0.55% of the Portfolio’s average daily net assets above $150 million

Franklin Advisers, Inc.	ING Franklin Income (13)

0.625% of the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.35% on the next $300 million of the Portfolio’s average daily net assets; and
0.30 % thereafter

Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares	0.51%

ING Clarion Real Estate Securities L.P.	ING Global Real Estate

0.40% on first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets above $500 million

ING Investment Management Co.	ING Disciplined Small Cap Value	0.2475% on first $500 million of the Portfolio’s average daily net assets; 0.2250% on next $500 million of the Portfolio’s average daily net assets; and 0.2025% thereafter

Sub-Adviser	Portfolio	Sub-Advisory Fee

	ING EquitiesPlus	0.135% of the Portfolio’s average daily net assets

	ING Global Resources	0.40% of the Portfolio’s average daily net assets

	ING Global Technology (1)(15)	0.5625% of the first $1 billion of the Portfolio’s average daily net assets; and 0.5175% of the Portfolio’s average daily net assets in excess of $1 billion

	ING International Growth Opportunities	0.45% on the first $500 million of the Portfolio’s average daily net assets; and 0.36% of the Portfolio’s average daily net assets in excess of $500 million

ING Limited Maturity Bond and ING Liquid Assets

0.1575% of the first $200 million of the Portfolios’ combined average daily net assets;
0.1350% on the next $300 million of the Portfolios’ average daily net assets; and
0.1125% of the Portfolios’ average daily net assets in excess of $500 million

	ING Stock Index	0.1170% of the Portfolio’s average daily net assets

ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity	0.20% of the Portfolio’s average daily net assets

Janus Capital Management LLC	ING Janus Contrarian	0.45% of the first $500 million of the Portfolio’s average daily net assets; 0.425% on the next $500 million of the Portfolio’s average daily net assets; and 0.40% thereafter

J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity	0.55% of the first $200 million of the Portfolio’s average daily net assets; 0.50% on the next $300 million of the Portfolio’s average daily net assets; and 0.45% on thereafter

	ING JPMorgan Value Opportunities	0.40% of the first $50 million of the Portfolio’s average daily net assets; 0.30% on the next $50 million of the Portfolio’s average daily net assets; and 0.25% thereafter

ING JPMorgan Emerging Markets Equity (2)

0.60% of the first $75 million of the Portfolio’s average daily net assets;
0.50% on the next $75 million of the Portfolio’s average daily net assets;
0.40% on the next $350 million of the Portfolio’s average daily net assets; and
0.35% thereafter

Julius Baer Investment Management LLC	ING Julius Baer Foreign (3)	0.45% of the first $500 million of the Portfolio’s average daily net assets; and 0.40% thereafter

Legg Mason Capital Management, Inc	ING Legg Mason Value (1)(4)

0.70% of the first $50 million of the Portfolio’s average daily net assets;
0.45% on the next $50 million of the Portfolio’s average daily net assets;
0.40% on the next $50 million of the Portfolio’s average daily net assets;
0.35% on the next $50 million of the Portfolio’s average daily net assets; and
0.30% of the Portfolio’s average daily net assets over $200 million

Sub-Adviser	Portfolio	Sub-Advisory Fee

Lord, Abbett & Co. LLC	ING Lord Abbett Affiliated (1) (9)

0.35% of the first $200 million of the Portfolio’s average daily net assets;
0.27% on the next $200 million of the Portfolio’s average daily net assets; and
0.25% of the Portfolio’s average daily net assets above $400 million

Marsico Capital Management, LLC	ING Marsico Growth and ING Marsico International Opportunities	0.45% of the first $500 million of the Portfolios’ combined average daily net assets; 0.40% on the next $1 billion of the Portfolios’ average daily net assets; and 0.35% thereafter

Massachusetts Financial Services Company	ING MFS Total Return (5) ING MFS Utilities (5)	0.35% of the first $500 million of the Portfolio’s average daily net assets; 0.30% on the next $1 billion of the Portfolio’s average daily net assets; and 0.25% thereafter

Morgan Stanley Investment Management Inc. d/b/a Van Kampen	ING Van Kampen Growth and Income

0.50% of the first $100 million of the Portfolio’s average daily net assets;
0.40% on the next $100 million of the Portfolio’s average daily net assets;
0.30% on the next $100 million of the Portfolio’s average daily net assets;
0.25% on the next $700 million of the Portfolio’s average daily net assets; and
0.20% thereafter

	ING Van Kampen Real Estate	0.50% of the first $200 million of the Portfolio’s average daily net assets; and 0.40% thereafter

ING Van Kampen Global Franchise

0.65% of the first $150 million of the Portfolio’s average daily net assets;
0.55% on the next $150 million of the Portfolio’s average daily net assets;
0.45% on the next $200 million of the Portfolio’s average daily net assets; and
0.40% thereafter

	ING Van Kampen Capital Growth	0.35% of the first $2 billion of the Portfolio’s average daily net assets; 0.32% on the next $1 billion of the Portfolio’s average daily net assets; and 0.30% thereafter

OppenheimerFunds, Inc.	ING Oppenheimer Main Street®(6)(7)	0.30% if total assets as defined below at any month-end are less than or equal to $1 billion; and 0.23% if total assets as defined below at any month-end are in excess of $1 billion

Pacific Investment Management Company LLC	ING PIMCO Core Bond	0.25% of the Portfolio’s average daily net assets

	ING PIMCO High Yield	0.25% of the Portfolio’s average daily net assets

Pioneer Investment Management, Inc.	ING Pioneer Fund ING Pioneer Equity Income

0.40% of the first $500 million of the Portfolio’s average daily net assets;
0.35% on the next $500 million of the Portfolio’s average daily net assets; and
0.30% of the Portfolio’s average daily net assets in excess of $1 billion

Sub-Adviser	Portfolio	Sub-Advisory Fee

	ING Pioneer Mid Cap Value	0.35% of the Portfolio’s average daily net assets

T. Rowe Price Associates	ING T. Rowe Price Capital Appreciation (8) (14)

Assets up to $500 million:
0.50% on the first $250 million average daily net assets
0.40% on assets over $250 million average daily net assets

When assets exceed $500 million:
0.40% on the first $ 1 billion
0.35% on assets over $1 billion

When assets exceed $2 billion:
0.40% on the first $500 million
0.35% on assets over $500 million

When assets exceed $3 billion:
0.35% on all assets once assets exceed $3 billion

	ING T. Rowe Price Equity Income(8)	0.40% of the first $250 million of the Portfolio’s average daily net assets; 0.375% on the next $250 million of the Portfolio’s average daily net assets; and 0.35% thereafter

Templeton Global Advisors Limited	ING Templeton Global Growth (1) (10)

0.625% of the first $50 million of the Portfolio’s average daily net assets;
0.465% on the next $150 million of the Portfolio’s average daily net assets;
0.375% on the next $300 million of the Portfolio’s average daily net assets;
0.35% on the next $300 million of the Portfolio’s average daily net assets; and
0.30 % on assets thereafter

UBS Global Asset Management	ING UBS U.S. Allocation

0.40% of the first $100 million of the Portfolio’s average daily net assets;
0.35% on the next $200 million of the Portfolio’s average daily net assets;
0.30% on the next $200 million of the Portfolio’s average daily net assets; and
0.25% thereafter

Wells Capital Management, Inc.	ING Wells Fargo Disciplined Value (1)

0.55% of the first $50 million of the Portfolio’s average daily net assets;
0.50% on the next $50 million of the Portfolio’s average daily net assets;
0.45% on the next $200 million of the Portfolio’s average daily net assets; and
0.40% on assets thereafter

	ING Wells Fargo Small Cap Disciplined	0.60% of the Portfolio’s average daily net assets

(1)                                  As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Disciplined Value Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio. As of August 7, 2006, ING Goldman Sachs TollkeeperSM Portfolio is known as ING Global Technology Portfolio.

(2)                                  J..P. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004.

(3)                                  For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to the sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(4)                                  Legg Mason Capital Management, Inc. serves as the Sub-Adviser to ING Legg Mason Value Portfolio (formerly, ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as Sub-Adviser from October 2, 2000 through April 30, 2004.

(5)                                  For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.

(6)                                  OppenheimerFunds, Inc. serves as the Sub-Adviser to ING Oppenheimer Main Street® Portfolio (formerly, ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as sub-adviser from August 10, 1998 through November 7, 2004.

(7)                                  The assets of ING Oppenheimer Main Street® Portfolio are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSL and sub-advised by OppenheimerFunds, Inc.

•                  The fees payable under the Sub-Advisory Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of  the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the “IPI Portfolios”), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

•                   Aggregate assets between $750 million and $1.5 billion = 5% discount s

•                  Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

•                  Aggregate assets greater than $3.0 billion = 10% discount

(9)                                  Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as sub-adviser to the Portfolio from February 1, 2000 through November 30, 2005.

(10)                            Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly, ING Capital Guardian Managed Portfolio) as of December 5, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through December 4, 2005. Assets of ING Franklin Income and ING Templeton Global Growth Portfolios will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSL), which is not a party to the Sub-Advisory Agreement, in calculating the Sub-Adviser’s fee at the above stated rate.

(11)                            For purposes of calculating fees under the Agreement, the assets of ING Franklin Income Portfolio shall be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of the Advisers) and ING Templeton Global Growth Portfolio.

(13)                            For purposes of calculating fees under the Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc., the assets of the Portfolio will be aggregated with the assets of ING Van Kampen Comstock Portfolio (a series managed by an affiliate of the Advisers).

(14)                            The Sub-Adviser provides a transitional credit to the Adviser when Portfolio assets are between $2.93 billion and $3.00 billion. The transitional credit is intended to lessen the impact on the sub-advisory fees payable by ING to T. Rowe Price Capital Appreciation Portfolio when the Portfolio’s assets decline below $3 billion and application of the tiered fee rate structure is triggered.

(15)                            Effective August 7, 2006, Fidelity Management & Research Company serves as the Sub-Adviser to the Portfolio. Massachusetts Financial Services Company served as the Sub-Adviser to the Portfolio from August 14, 1998 through August 6, 2006.

(16)                            BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(17)                            Effective December 1, 2006 ClearBridge Advisors, LLC, a wholly-owned subsidiary of Legg Mason, Inc., began managing the Portfolio pursuant to an assumption agreement with Salomon Brothers Asset Management Inc. also a wholly-owned subsidiary of Legg Mason, Inc.

Total Sub-Adviser Fees Paid

The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:

Sub-Adviser	2006		2005	2004

AllianceBernstein L.P.
ING AllianceBernstein Mid Cap Growth(1)	$	[ ]	$1,611,380	$1,569,511

BlackRock Financial Management, Inc.
ING BlackRock Inflation Protected Bond(7)	$	[ ]	N/A	N/A

Sub-Adviser	2006	2005	2004

BlackRock Investment Management, LLC
ING BlackRock Large Cap Growth(1) (10)		$239,699	$84,963
ING BlackRock Large Cap Value(1) (10)		$447,434	$322,860

Baring International Investment Limited
ING Global Resources(11)		$1,156,008	$688,043
ING JPMorgan Emerging Markets Equity(2)		N/A	$182,828

Capital Guardian Trust Company
ING Templeton Global Growth(1) (14)		$1,793,206	$2,093,644
ING Capital Guardian Small/Mid Cap		$2,363,245	$2,711,085
ING Capital Guardian U.S. Equities		$2,525,121	$2,523,691

ClearBridge Advisors, LLC
ING Legg Mason Partners All Cap(1)(18)		$1,747,737	$1,809,529

Evergreen Investment Management Company, LLC
ING Evergreen Health Sciences		$370,666	$70,896
ING Evergreen Omega		$188,227	$7,174

Fidelity Management & Research Company
ING FMRSM Diversified Mid Cap		$1,502,533	$91,386
ING FMRSM Large Cap Growth		$193,306	N/A
ING FMRSM Mid Cap Growth(1) (15)		$1,974,241	$2,144,786
ING FMRSM Equity Income(17)	N/A	N/A	N/A
ING FMRSM Small Cap Equity(17)	N/A	N/A	N/A

Franklin Advisers, Inc.
ING Franklin Income(19)		N/A	N/A

Franklin Mutual Advisers, LLC
ING Franklin Mutual(17)	$ [ ]	N/A	N/A

ING Clarion Real Estate Securities L.P.
ING Global Real Estate		N/A	N/A

ING Investment Management Advisors, B.V.
ING JPMorgan Emerging Markets Equity (2)		$227,146	N/A
ING VP Index Plus International Equity		$9,696	N/A

ING Investment Management Co.
ING Disciplined Small Cap Value(19)		N/A	N/A
ING EquitiesPlus(19)		N/A	N/A
ING Global Resources(1) (11)		N/A	N/A
ING Global Technology(1) (16)		$370,014	$427,368
ING International Growth Opportunities(1)(4)		$876,597	$1,000,770
ING Limited Maturity Bond(5)		$428,270	$738,995
ING Liquid Assets (6)		$1,117,361	$1,052,852
ING Stock Index		$461,078	$191,081

Janus Capital Management LLC
ING Legg Mason Value(7)		N/A	$342,752
ING Janus Contrarian(1)		$309,490	$257,782

Jennison Associates LLC
ING Wells Fargo Disciplined Value(1) (12)		$929,951	$1,516,896

Sub-Adviser	2006	2005	2004

J.P. Morgan Investment Management Inc.
ING JPMorgan Emerging Markets Equity (2)		$858,020	$597,735
ING JPMorgan Small Cap Core Equity(1)		$1,436,685	$808,884
ING JPMorgan Value Opportunities		$336,047	N/A

J.P. Morgan Fleming Asset Management (USA) Inc.
ING Julius Baer Foreign (8)		N/A	N/A

Julius Baer Investment Management LLC
ING Julius Baer Foreign(8)		$2,601,598	$736,683

Legg Mason Capital Management LLC
ING Legg Mason Value (7)		$1,715,734	$766,777

Lord, Abbett & Co. LLC
ING Lord Abbett Affiliated(1) (13)		$54,440	N/A

Marsico Capital Management LLC
ING Marsico Growth		$3,797,503	$3,627,525
ING Marsico International Opportunities (4)		$240,942	N/A

Massachusetts Financial Services Company
ING Oppenheimer Main Street® (9)		N/A	$1,469,614
ING MFS Total Return		$4,599,969	$3,569,463
ING MFS Utilities		$204,676	N/A

Morgan Stanley Investment Management Inc. d/b/a Van Kampen
ING Van Kampen Capital Growth(1)		$371,709	$285,202
ING Van Kampen Global Franchise		$1,383,216	$699,903
ING Van Kampen Growth and Income		$2,658,024	$2,456,038
ING Van Kampen Real Estate		$3,428,681	$1,917,507

Oppenheimer Funds, Inc
ING Oppenheimer Main Street®(9)		$1,350,095	$723,712

Pacific Investment Management LLC
ING PIMCO Core Bond		$2,342,201	$1,570,659
ING PIMCO High Yield		$1,720,746	$1,042,592

Pioneer Investment Management, Inc.
ING Pioneer Equity Income (17)		N/A	N/A
ING Pioneer Fund		$124,492	N/A
ING Pioneer Mid Cap Value		$817,517	N/A

Salomon Brothers Asset Management Inc
ING Lord Abbett Affiliated(1) (13)		$690,826	$645,840

T. Row Price Associates, Inc
ING T. Rowe Price Capital Appreciation		$7,456,867	$6,024,458
ING T. Rowe Price Equity Income		$4,090,205	$2,973,368

Templeton Global Advisers Limited
ING Templeton Global Growth (1)(14)		$122,192	N/A

Sub-Adviser	2006	2005	2004

UBS Asset Management (Americas) Inc.
ING UBS U.S. Allocation (1)(3)		$464,757	$391,312

Wells Capital Management, LLC
ING Wells Fargo Mid Cap Disciplined(1)(12)		$473,944	N/A
ING Wells Fargo Small Cap Disciplined Portfolio		$2,466	N/A

(1)                    As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio. As of August 7, 2006, ING Goldman Sachs TollkeeperSM Portfolio is known as ING Global Technology Portfolio and ING MFS Mid Cap Growth Portfolio is known ING FMRSM Mid Cap Growth Portfolio. As of September 30, 2006 ING Mercury Large Cap Growth Portfolio is known as ING BlackRock Large Cap Growth Portfolio and ING Mercury Large Cap Value Portfolio is known as ING BlackRock Large Cap Value Portfolio. As of November 6, 2006, ING FMRSM Earnings Growth Portfolio is known as ING FMRSM Large Cap Growth Portfolio. As of November 7, 2006, ING JPMorgan Small Cap Equity Portfolio is known as ING JPMorgan Small Cap Core Equity Portfolio. As of April 28, 2007, ING International Portfolio is known as ING International Growth Opportunities Portfolio and ING Van Kampen Equity Growth Portfolio is known as ING Van Kampen Capital Growth Portfolio.

(2)                    Effective April 29, 2005, ING JPMorgan Emerging Markets Equity Portfolio is sub-advised by J.P. Morgan Investment Management Inc. From March 1, 2004 through April 28, 2005, the Portfolio was sub-advised by ING Investment Management Advisors B.V., which received the fees set out in the table above for the period March 1, 2004 through April 28, 2005. From March 15, 2000 through March 1, 2004, the Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period March 15, 1999 through March 1, 2004.

(3)                    Effective May 1, 2003, ING UBS U.S. Allocation Portfolio is sub-advised by UBS Asset Management Inc. From October 2, 2000 through May 1, 2003, the Portfolio was sub-advised by Fidelity Management and Research Company.

(4)                    Effective September 2, 2003, ING International Growth Opportunities Portfolio is sub-advised by ING Investment Management Co. From December 17, 2001, through September 1, 2003, the Portfolio was sub-advised by ING Investments, LLC.

(5)                    Effective September 2, 2003, ING Limited Maturity Bond Portfolio is sub-advised by ING Investments Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC.

(6)                    Effective September 2, 2003, ING Liquid Assets Portfolio is sub-advised by ING Investment Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC.

(7)                    Effective May 3, 2004, ING Legg Mason Value Portfolio is sub-advised by Legg Mason Capital Management, Inc. From September 9, 2002 through May 2, 2004, the Portfolio was sub-advised by Janus Capital Management LLC, which received the fees set out in the table above through the period ending May 2, 2004.

(8)                    Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. From May 1, 2002 through September 1, 2003, the Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (USA) Inc.

(9)                    Effective November 8, 2004, ING Oppenheimer Main Street® Portfolio is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company, which received the fees set out in the table above through the period ending November 5, 2004.

(10)              BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(11)              Effective January 3, 2006, ING Global Resources Portfolio is sub-advised by ING IM. From March 1, 1999 through December 31, 2005, the Portfolio was sub-advised by Baring International Limited, which received the fees set out in the table above through the period ending December 31, 2005.

(12)              Effective August 29, 2005, ING Wells Fargo Mid Cap Disciplined Portfolio is sub-advised by Wells Capital Management, LLC. From July 31, 2002 through August 29, 2005, the Portfolio was sub-advised by Jennison Associates LLC, which received the fees set out in the table above through the period ending August 29, 2005.

(13)              Effective December 1, 2005, ING Lord Abbett Affiliated Portfolio is sub-advised by Lord, Abbett & Co. LLC. From February 1, 2000 through December 1, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc, which received the fees set out in the table above through the period ending December 1, 2005.

(14)              Effective December 5, 2005, ING Templeton Global Growth Portfolio is sub-advised by Templeton Global Advisors Limited. From January 28, 2000 through December 5, 2005, the Portfolio was sub-advised by Capital Guardian Trust Company, which received the fees set out in the table above through the period ending December 5, 2005.

(15)              Effective August 7, 2006, Fidelity Management & Research Company serves as the Sub-Adviser to the Portfolio. From August 14, 1998 through August 6, 2006, Massachusetts Financial Services Company served as the Sub-Adviser to the Portfolio which received the fees set out in the table above through the period ending August 6, 2006.

(16)              Effective August 7, 2006, ING Investment Management Co. serves as Sub-Adviser to the Portfolio. From May 1, 2001 through August 6, 2006, Goldman Sachs Asset Management, L.P. served as Sub-Adviser to the Portfolio which received the fees set out in the table above through the period ending August 6, 2006.

(17)              The Porftolio had not commenced operations as of the date of this SAI.

(18)              Effective December 1, 2006, ING Legg Mason Partners All Cap Portfolio is sub-advised by ClearBridge Advisors, LLC. From February 1, 2000 through December 1, 2006, Salomon Brothers Asset Management Inc. sub-advised the Portfolio which received the feed set out in the table above through the period ending December 1, 2006.

(19)              The Portfolio commenced operations April 28, 2006.

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING AllianceBernstein Mid Cap Growth Portfolio

Sub-Adviser

AllianceBernstein L.P. (“Alliance Bernstein”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Catherine Wood	[ ]	$	[ ]	[ ]	$	[ ]		$	[ ]
John H. Fogarty
Amy Raskin
Benjamin Ruegsegger
Thomas Zottner

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Business Conduct and Ethics, requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires pre-clearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation Structure of Portfolio Managers

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

Fixed base salary:  This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan:  The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Catherine Wood	[ ]
John Fogarty
Amy Raskin
Benjamin Ruegsegger
Thomas Zottner

ING BlackRock Inflation Protected Bond Portfolio

Sub-Adviser

BlackRock Financial Management, Inc. (“BlackRock Financial Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in Billions)		(in Billions)		(in Billions)
Stuart Spodek	15	$9.5	6(1)	$2.6	152(2)	$36.2
Brain Weinstein	4	$1.5	2	$250.1	50(3)	$19.6

(1)3 of these accounts with assets of $ 2.1 Billion are subject to performance fees.

(2)14 of these accounts with assets of $3.2 Billion are subject to performance fees.

(3)1 of these accounts with assets of $456 Million is subject to performance fees.

Potential Conflicts of Interest

BlackRock Financial Management has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Financial Management has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Financial Management furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock Financial Management may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Financial Management, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock Financial Management, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Financial Management recommends to the Fund. BlackRock Financial Management, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock Financial Management with respect to the same securities. Moreover, BlackRock Financial Management may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Financial Management’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock Financial Management or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain BlackRock Financial Management portfolio managers manage accounts that are subject to performance fees. In addition, certain BlackRock Financial Management portfolio managers who assist in managing hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Financial Management owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock Financial Management purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Financial Management attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock Financial Management has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Financial Management with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation Structure of Portfolio Managers

BlackRock Financial Management’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Financial Management such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Messrs. Lindsey and Dowd have received awards under the LTIP.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Messrs. Lindsey and Dowd, is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock Financial Management employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Financial Management. These awards vest over a period of years. Certain portfolio managers have been granted stock options in prior years, and Mr. Lindsey participates in BlackRock Financial Management’s restricted stock program.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock Financial Management employees are eligible to participate, including a 401(k) plan, the BlackRock Financial Management Retirement Savings Plan (RSP) and the BlackRock Financial Management Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock Financial Management has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock Financial Management common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock Financial Management, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock Financial Management. Unlike many other firms, portfolio managers at BlackRock Financial Management compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to Messrs. Spodek and Weinstein, the relevant benchmark is the Lehman Global Real: U.S. TIPS Index.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock Financial Management may receive additional compensation for serving in these other capacities.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Stuart Spodek	None
Brian Weinstein	None

ING BlackRock Large Cap Growth Portfolio

Sub-Adviser

BlackRock Investment Management, LLC (“BlackRock Investment Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Robert C. Doll, Jr.	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Portfolios and also for other clients advised by BlackRock Investment Management and its affiliates, including other client accounts managed by a Portfolio’s portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock Investment Management and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of BlackRock Investment Management and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Investment Management to be equitable to each. BlackRock Investment Management will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of BlackRock Investment Management and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

To the extent that each Portfolio’s portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) BlackRock Investment Management may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio’s portfolio management team owns an interest in one fund or account he or she manages and not another.

Compensation Structure of Portfolio Managers

The BlackRock Investment Management’s Portfolio Manager compensation program is critical to its ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Policies and Procedures

Compensation Program

The elements of total compensation for BlackRock Investment Management’s portfolio managers are fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Investment Management’s has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

Under the BlackRock’s Investment Management’s approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

BlackRock’s Investment Management’s believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

To that end, the portfolio manager incentive compensation is derived based on a formulaic compensation program, including: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5-years, performance periods will reflect time in position.

Portfolio managers are compensated based on products they manage. Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager’s compensation can be based on BlackRock Investment Management’s investment performance, financial results of BlackRock Investment Management and its affiliates, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock Investment Management.

Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers therefore have a direct incentive to protect BlackRock Investment Management’s reputation for integrity.

Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock’s employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert C. Doll, Jr.	[ ]

ING BlackRock Large Cap Value Portfolio

Sub-Adviser

BlackRock Investment Management

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Robert C. Doll, Jr.	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Portfolios and also for other clients advised by BlackRock Investment Management and its affiliates, including other client accounts managed by a Portfolio’s portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock Investment Management and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of BlackRock Investment Management and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Investment Management to be equitable to each. BlackRock Investment Management will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of BlackRock Investment Management and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

To the extent that each Portfolio’s portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) BlackRock Investment Management may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio’s portfolio management team owns an interest in one fund or account he or she manages and not another.

Compensation Structure of Portfolio Managers

The BlackRock Investment Management Portfolio Manager compensation program is critical to its ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Policies and Procedures

Compensation Program

The elements of total compensation for BlackRock Investment Management portfolio managers are fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Investment Management has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

Under the BlackRock Investment Management approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

BlackRock Investment Management believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

To that end, the portfolio manager incentive compensation is derived based a formulaic compensation program, including: pre-tax investment performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5-years, performance periods will reflect time in position.

Portfolio managers are compensated based on products they manage. Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager’s compensation can be based on BlackRock’s Investment Management’s investment performance, financial results of BlackRock Investment Management and its affiliates, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock Investment Management.

Cash Bonus

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock Investment Management stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future BlackRock Investment Management stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the BlackRock Investment Management shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers therefore have a direct incentive to protect BlackRock Investment Management’s reputation for integrity.

Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock Investment Management mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock Investment Management products and promotes continuity of successful portfolio management teams.

Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock Investment Management employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert C. Doll, Jr.	[ ]

ING Capital Guardian Small/ Mid Cap Portfolio

Sub-Adviser

Capital Guardian Trust Company (“Capital Guardian”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

	Registered Investment Companies (1)			Other Pooled Investment Vehicles (2)			Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
		(in billions)			(in billions)			(in billions)
James Kang	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Karen Miller	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Kathy Peters	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Ted Samuels	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Lawrence R. Solomon	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio managers and their families are not reflected.

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006 for which the advisory fee is based on performance:

	Registered Investment Companies (1)		Other Pooled Investment Vehicles (2)		Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
James Kang	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Karen Miller	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Kathy Peters	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ted Samuels	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Lawrence R. Solomon	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio managers and their families are not reflected.

Potential Conflicts of Interest

Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation Structure of Portfolio Managers

At Capital Guardian, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indices reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian Small/Mid Cap Portfolio include the Russell Midcap® Index and the Custom Russell 2800 Index which includes the Russell 2000® Index and the Russell Midcap® Index.

Portfolio Manger Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James S. Kang	[ ]
Karen A. Miller	[ ]
Kathryn M. Peters	[ ]
Theodore R. Samuels	[ ]
Lawrence R. Solomon	[ ]

ING Capital Guardian U.S. Equities Portfolio

Sub-Adviser

Capital Guardian Trust Company  (“Capital Guardian”)

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

	Registered Investment Companies (1)		Other Pooled Investment Vehicles (2)		Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Terry Berkemeier	9	4.78	11	14.08	215	66.04
Michael Ericksen	9	4.78	21	19.12	339	112.91
David Fisher	23	23.88	30	48.07	302	106.11
Karen Miller	13	6.60	14	3.07	187	59.34
Ted Samuels	13	6.60	10	5.50	345	37.50
Gene Stein	13	6.38	14	7.84	133	43.00
Alan Wilson	12	7.95	8	2.65	99	29.08

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio managers and their families are not reflected.

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006 for which the advisory fee is based on performance:

	Registered Investment Companies (1)		Other Pooled Investment Vehicles (2)		Other Accounts (3) (4)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Terry Berkemeier	0	—	0	—	16	10.30
Michael Ericksen	0	—	0	—	42	23.29
David Fisher	1	1.03	0	—	10	6.17
Karen Miller	0	—	0	—	23	13.12
Ted Samuels	0	—	0	—	3	2.72
Gene Stein	0	—	0	—	4	3.36
Alan Wilson	0	—	0	—	5	3.23

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio managers and their families are not reflected.

Potential Conflicts of Interest

Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

Compensation Structure of Portfolio Managers

At Capital Guardian, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indices reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equities Portfolio include the S&P 500® Index and a customized Growth and Income index based on the Lipper Growth and Income Index.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Terry Berkheheier	None
Michael Ericksen	None
David Fisher	None
Karen Miller	None
Ted Samuels	None
Gene Stein	None
Alan Wilson	None

ING Disciplined Small Cap Value Portfolio

Sub-Adviser

ING Investment Management (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Omar Aguilar, Ph.D.	[ ]

ING EquitiesPlus Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James B. Kauffmann*	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

* [ ] account with $[     ] in assets under management receives a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lehman Brothers 1-3 Year Government/Credit Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James B. Kauffmann	[ ]

ING Evergreen Health Sciences Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Walter T. McCormick, CFA	5	$3,174,996	4	$845,006	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A portfolio manager may experience certain conflicts of interest in managing the Fund’s investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. EIMC has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Mr. McCormick. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund—for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold.

EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

Compensation Structure of Portfolio Managers

Investment professionals’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

As part of Evergreen’s compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, EIMC’s publicly traded parent company, based on their performance and positions held.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Walter T. McCormick, CFA	None

ING Evergreen Omega Portfolio

Sub-Adviser

Evergreen Investment Management Company, LLC (“EIMC”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Aziz Hamazogullari, CFA	3	$1,410,749	2	$386,930	0	$0

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

A portfolio manager may experience certain conflicts of interest in managing the Fund’s investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. EIMC has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Mr. Hamazogullari. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund—for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

Compensation Structure of Portfolio Managers

Investment professionals’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

As part of Evergreen’s compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, EIMC’s publicly traded parent company, based on their performance and positions held.

Portfolio Manager Ownership Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Aziz Hamazogullari, CFA	None

ING FMRSM Diversified Mid Cap Portfolio

Sub-Adviser

Fidelity Management & Research Company (“FMRSM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Tom Allen	3	$9,771	0	$0	4	$767

•                  Includes ING FMRSM Diversified Mid Cap Portfolio $797 (in million) assets managed.

There were no accounts managed with performance-based advisory fees.

Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Tom Allen is the portfolio manager of ING FMRSM Diversified Mid Cap Portfolio and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMRSM equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the S&P Mid Cap 400 Index and the fund’s pre-tax investment performance within the Lipper MidCap Objective and the Morningstar Mid-Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company. FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Tom Allen	None

ING FMRSM Equity Income Portfolio

Sub-Adviser

FMR

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006.

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Ciaran O’Neill	3	$1,746	2	$484	7	$1,671

*There were no accounts managed with performance-based advisory fees.

Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the portfolio may outperform the securities selected for the portfolio. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the portfolio’s Code of Ethics.

Compensation Structure of Portfolio Manager

Ciaran O’Neill is the portfolio manager of ING FMRSM Equity Income Portfolio and receives compensation for his services. As of May 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index, and (ii) the investment performance of a broad range of other FMRSM equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the Russell 1000 Value. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company. FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Ciaran O’Neill	None

ING FMRSM Large Cap Growth Portfolio

Sub-Adviser

FMRSM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Bahaa W. Fam	8	$3,025	5	$2,102	7	$1,426

*Includes ING FMRSM Large Cap Growth Portfolio $658 (in million) assets managed.

Potential Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Bahaa W. Fam is the portfolio manager of ING FMRSM Large Cap Growth Portfolio and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMRSM or an affiliate. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure or those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the Russell 1000® Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company. FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Bahaa W. Fam	None

ING FMRSM Mid Cap Growth Portfolio

Sub-Adviser

FMRSM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Bahaa W. Fam	8	$3,025	5	$2,102	7	$1,426

*Includes ING FMRSM Mid Cap Growth Portfolio $559 (in million) assets managed.

Potential Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMRSM or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Bahaa W. Fam is the portfolio manager of ING FMRSM Large Cap Growth Portfolio and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMRSM or an affiliate. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure or those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the Russell 1000® Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company. FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Bahaa W. Fam	None

ING FMRSM Small Cap Equity Portfolio

Sub-Adviser

FMRSM

Other Managed Accounts

The following table shows the number of accounts and total assets managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Thomas Hense	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflict of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Compensation Structure of Portfolio Manager

Tom Hense is the portfolio manager of ING FMRSM Small Cap Equity Portfolio and receives compensation for his services. As of December 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMRSM or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMRSM or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s master accounts relative to a benchmark index assigned to each master account and (ii) the investment performance of a broad ranger of other equity funds and accounts managed by FMRSM or an affiliate. The pre-tax investment performance of the portfolio manager’s master accounts is weighted according to his tenure on those master accounts and the average asset size of those master accounts over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those master accounts over a measurement period that initially is contemporaneous with his tenure, but eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMRSM. The portion of the portfolio manager’s bonus that is linked to the investment performance of the master account for the international investment discipline in which ING FMRSM Small Cap Equity Portfolio is invested is based on the master account’s pre-tax investment performance measured against the Russell 2000® Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMRSM Corp., FMRSM’s parent company. FMRSM Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Portfolio Manager Ownership of Securities

The following table shows the dollar amount range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Thomas Hense	[ ]

ING Franklin Income Portfolio

Sub-Adviser

Franklin Advisers, Inc. (“Franklin”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Charles B. Johnson	4	$58.0	2	$0.8	0	$0
Edward D. Perks	8	$61.0	3	$8.3	0	$0

Potential Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Charles B. Johnson	None
Edward D. Perks	None

ING Franklin Templeton Mutual Shares Portfolio

Sub-Adviser

Franklin Mutual Advisers, LLC (“Franklin Mutual Advisers”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Peter Langerman	4	$27.1	2	$2,136.6	0	$0
F. David Segal	4	$27.1	2	$323.7	0	$0
Deborah A. Turner, CFA	4	$27.1	1	$76.2	0	$0

Potential Conflicts of Interest

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation structure of Portfolio Managers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and

Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Non-investment performance. The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

•                  Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

•                  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Peter Langeman	[ ]
F. David Segal	[ ]
Deborah A. Turner, CFA	[ ]

ING Global Real Estate Portfolio

Sub-Adviser

ING Clarion Real Estate Securities L.P. (“INGCRES”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
T. Ritson Ferguson, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Steven D. Burton, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Joseph T. Smith, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflict may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

Compensations Structure of Portfolio Managers

There are three pieces of compensation for portfolio managers – fixed-based salary, bonus and deferred compensation. Fixed-based salary is set and market competitive. Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

T. Ritson Ferguson, CFA	[ ]
Steven D. Burton, CFA	[ ]
Joseph T. Smith, CFA	[ ]

ING Global Resources Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Anthony Socci	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
James A. Vail	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Anthony Socci	[ ]
James A. Vail	[ ]

ING Global Technology Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Michael Pytosh	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Kei Yamamoto, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the S&P’s 500® Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Michael Pytosh	[ ]
Kei Yamamoto, CFA	[ ]

ING International Growth Opportunities Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Uri Landesman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the MSCI EAFE® Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Uri Landesman	[ ]

ING Janus Contrarian Portfolio

Sub-Adviser

Janus Capital Management LLC (“Janus Capital”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Decker	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

There were no accounts for which advisory fee is based on performance.

Potential Conflicts of Interest

As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Compensation Structure of Portfolio Manger

The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2006.

The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation. Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

Variable Compensation. Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The portfolio manager’s individual performance compensation is determined by applying a multiplier tied to the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager’s fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of the three, four, or five consecutive years. The portfolio manager’s compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds’ performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team’s aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Portfolio’s Lipper peer group for compensation purposes is the Mid-Cap Growth Funds.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David Decker	[ ]

ING JPMorgan Emerging Markets Equity Portfolio

Sub-Adviser

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Austin Forey	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Ashraf El Ansary	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Greg Mattiko, CFA	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

(1) [  ] accounts with $[  ] in assets under management receives a performance-based fee.

(2) [  ] account with $[  ] in assets under management receives a performance-based fee.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Austin Forey	[ ]
Ashraf El Ansary	[ ]
Greg Mattiko, CFA	[ ]

ING JPMorgan Small Cap Core Equity Portfolio

Sub-Adviser

JPMorgan

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Chris T. Blum	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Dennis Ruhl	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Glenn Gawronski	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Mangers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Chris T. Blum	[ ]
Dennis Ruhl	[ ]
Glenn Gawronski	[ ]

ING JPMorgan Value Opportunities Portfolio

Sub-Adviser

JPMorgan

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Bradford L. Frishberg	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Alan H. Gutmann	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan’s employee benefit plans.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

Compensation Structure of Portfolio Managers

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Bradford L. Frishberg	[ ]
Alan H. Gutmann	[ ]

ING Julius Baer Foreign Portfolio

Sub-Adviser

Julius Baer Investment Management LLC (“JBIM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Rudolph-Raid Younes	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Richard Pell	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

* Of the “Other Accounts” [  ] account with assets of $ [   ] million includes a performance-based advisory fee.

Potential Conflicts of Interest

Generally, JBIM does not recommend securities to clients that it buys or sells for itself. However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into JBIM’s Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM’s recommendations, whichever shall occur first, or in the event the client accepts JBIM’s recommendation, until the client’s transaction is completed.

In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.

Compensation Structure of Portfolio Managers

The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm. Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance. Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group. The Julius Baer Group’s compensation/incentive programs are as follows:  a long-term retirement plan and a confidential long-term stock option incentive plan.

In May 2004, JBIM took steps to ensure continuity within the business line. The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business. This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Rudolph-Riad Younes	[ ]
Richard Pell	[ ]

ING Legg Mason Partners All Cap Portfolio

Sub-Adviser

ClearBridge Advisors, LLC (“ClearBridge”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
John G. Goode	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Peter J. Hable	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by

ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment adviser and its affiliates.

Compensation Structure of Portfolio Mangers

ClearBridge investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a portfolio, the benchmark set forth in the portfolio’s prospectus to which the portfolio’s average annual total returns are compared or, if none, the benchmark set forth in the portfolio’s annual report). ClearBridge may also measure the team’s pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable ClearBridge chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

John G. Goode	[ ]
Peter J. Hable	[ ]

ING Legg Mason Value Portfolio

Sub-Adviser

Legg Mason Capital Management, Inc. (“Legg Mason”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Mary Chris Gay	6	$3.5	20**	$9	0	$0

** 1 of the 20 accounts receives a performance-based advisory fee.

Potential Conflicts of Interest

The portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts. The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, even though all accounts in the same investment style are managed similarly, the portfolio manager make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund. Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security. A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. This conflict may be heightened where an account is subject to a performance-based fee. A portfolio manager’s personal investing may also give rise to potential conflicts of interest. Legg Mason Capital Management, Inc. has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

Compensation Structure of Portfolio Managers

The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager’s contribution to the investment adviser’s research process, and trends in industry compensation levels and practices.

The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager’s contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Mary Chris Gay	None

ING Limited Maturity Bond Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James B. Kauffmann*	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*[   ] account with $ [  ] in assets under management receives a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Mangers

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3- and 5-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’

investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James B. Kauffmann	[ ]

ING Liquid Assets Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David S. Yealy	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3- and 5-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

David S. Yealy	[ ]

ING Lord Abbett Affiliated Portfolio

Sub-Adviser

Lord, Abbett & Co. LLC (“Lord Abbett”)

Other Managed Accounts

As stated in the prospectus, Lord Abbett uses a team of investment advisers and analysts acting together to manage the investments of the portfolio.

Eli M. Salzmann and Sholom Dinsky head the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the portfolio.

The following table indicates for the Portfolio as of December 31, 2006:  (1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans† (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries†† unaffiliated with Lord Abbett. (The data shown below are approximate.)

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

†   “Retirement and Benefit Plans” include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.

††   “Financial Intermediaries” include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Eli M. Salzmann	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Sholom Dinsky	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*Included in the number of accounts and total assets is [   ] account with respect to which the management fee is based on the performance of the account; such account totals approximately $ [   ] million in total assets.

Potential Conflicts of Interest

Conflicts of interest may arise in connection with the investment advisers’ management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment adviser potentially could use information concerning the Portfolio’s transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Portfolio. Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment advisers’ management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

Compensation Structure of Portfolio Managers

Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account, the investment adviser’s experience, reputation, and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment adviser’s investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment adviser’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment adviser’s assets under management, the revenues generated by those assets, or the profitability of the investment adviser’s unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment adviser’s profit-sharing account are based on a percentage of the investment adviser’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Portfolio Manager Ownership of Securities

The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2006. This table includes the value of shares beneficially owned by such investment advisers through 401(k) plans and certain other plans or accounts, if any:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Eli M. Salzmann	[ ]
Sholom Dinsky	[ ]

ING Marsico Growth Portfolio

Sub-Adviser

Marsico Capital Management, LLC (“Marsico”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas F. Marsico	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*[  ] of the “Other Accounts” is a wrap fee platform which includes [  ] underlying accounts for total assets of $ [   ].

Potential Conflicts of Interest

Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the ING Marsico Growth Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso’s compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager’s compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marciso.

Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager’s individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico’s Investment Team, contributions to Marsico’s overall investment performance, discrete securities analysis and other factors.

In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Thomas F. Marsico	[ ]

ING Marsico International Opportunities Portfolio

Sub-Adviser

Marsico

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James G. Gendelman	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees

Potential Conflicts of Interest

Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including Marsico Growth, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso’s compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.

Compensation Structure of Portfolio Managers

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager’s compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager’s individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico’s Investment Team, contributions to Marsico’s overall investment performance, discrete securities analysis and other factors.

In addition to his salary and bonus, the portfolio manager may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James G. Gendelman	[ ]

ING MFS Total Return Portfolio

Sub-Adviser

Massachusetts Financial Company (“MFS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brooks Taylor	7	$22.5 billion	0	N/A	0	N/A
Kenneth J. Enright	10	$23.5 billion	0	N/A	1	$1.7 billion
Steven R. Gorham	23	$36.0 billion	2	$1.3 billion	22	$9.6 billion
Michael W. Roberge	10	$24.9 billion	1	$86.0 million	2	$57.1 million
Richard O. Hawkins, CFA	11	$25.1 billion	0	N/A	1	$40.9 million
William P. Douglas	7	$22.5 billion	0	N/A	0	N/A
Alan T. Langsner	9	$23.4 billion	0	N/A	1	$1.7 billion
Nevin P. Chitkara	23	$36.0 billion	2	$1.3 billion	22	$9.6 billion

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts. In certain instances there may be securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments. Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio – for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base and performance bonus:

Base Salary – Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•                  The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

•                  The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Brooks A. Taylor	None
Kenneth J. Enright	None
Steven R. Gorham	None
Michael W. Roberge	None
Richard O. Hawkins, CFA	None
William P. Douglas	None
Alan T. Langsner	None
Nevin P. Chitkara	None

ING MFS Utilities Portfolio

Sub-Adviser

MFS

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Maura A. Shaughnessy	5	$5.1 billion	0	N/A	0	N/A
Robert D. Person	13	$9.4 billion	2	$360.9 million	1	$20.9 million

Potential conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple portfolios and accounts. In certain instances there may be securities which are suitable for the Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Portfolio’s trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another portfolio or account that may adversely impact the value of the Portfolio’s investments. Investments selected for portfolios or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio – for instance, those that pay a higher advisory fee and/or have a performance fee.

Compensation Structure of Portfolio Managers

Portfolio manager total cash compensation is a combination of base and performance bonus:

Base Salary – Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•                  The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

•                  The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Maura A. Shaughnessy	None
Robert D. Persons	None

ING Oppenheimer Main Street® Portfolio

Sub-Adviser

OppenheimerFunds, Inc. (“OppenheimerFunds”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nikolaos Monoyios	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Marc Reinganum	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

As indicated above, each of the portfolio managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund is more advantageous to OppenheimerFunds than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund. However, OppenheimerFunds’ compliance procedures and Code of Ethics recognize OppenheimerFunds’ fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

Compensation Structure of Portfolio Managers

The Portfolio’s portfolio managers are employed and compensated by OppenheimerFunds not the Portfolio. Under OppenheimerFunds’ compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. OppenheimerFunds’ compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2006, each portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds’ holding company parent. Senior portfolio managers may also be eligible to participate in the OppenheimerFunds’ deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Nikolaos Monoyios	[ ]
Marc Reinganum	[ ]

ING PIMCO Core Bond Portfolio

Sub-Adviser

Pacific Investment Management Company LLC (“PIMCO”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
		(in millions)		(in millions)		(in millions)
Pasi Hamalainen	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*[  ] of these accounts (with combined assets of $ [  ] ) receive a performance-based fee.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Compensation Structure of Portfolio Managers

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers.

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, Pasi Hamaleinen receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Hamaleinen received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Pasi Hamaleinen	[ ]

ING PIMCO High Yield Bond Portfolio

Sub-Adviser

PIMCO

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions)		(in millions)		(in millions)
Raymond G. Kennedy	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Compensation Structure of Portfolio Manager

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers.

•                  3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

•                  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•                  Amount and nature of assets managed by the portfolio manager;

•                  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•                  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•                  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•                  Contributions to asset retention, gathering and client satisfaction;

•                  Contributions to mentoring, coaching and/or supervising; and

•                  Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, Raymond Kennedy receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Kennedy received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Raymond G. Kennedy	[ ]

ING Pioneer Equity Income Portfolio

Sub-Adviser

Pioneer Investment Management, Inc (“Pioneer”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John A. Carey	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Walter Hunnewell, Jr.	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

(1)  Of the [ ] accounts [ ] with total assets of $[ ] has an advisory fee based on performance.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation Structure of Portfolio Managers” below.

•                  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies. This allocation methodology necessarily involves some subjective elements but it intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rate basis. Although, Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

•                  A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

•                  A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•                  A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•                  If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance. Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the fund, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the fund, is the Russell 1000 Value Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Company Results and Business Line Results. Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

John A. Carey	[ ]
Walter Hunnewell, Jr.	[ ]

ING Pioneer Fund Portfolio

Sub-Adviser

Pioneer

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John A. Carey	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Walter Hunnewell, Jr	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*[  ] of these accounts with assets of $ [   ] receives a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation Structure of Portfolio Managers” below.

•                  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

•                  A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

•                  A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•                  A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•                  If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance. Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500® Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Pioneer Results and Business Line Results. Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

John A. Carey	[ ]
Walter Hunnewell, Jr.	[ ]

ING Pioneer Mid Cap Value Portfolio

Sub-Adviser

Pioneer

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Timothy Horan*	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
J. Rodman Wright**	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

*[  ] of these accounts with assets of $ [  ] receives a performance-based fee.

**[  ] of these accounts with assets of $ [  ] receives a performance-based fee.

Potential Conflicts of Interest

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation Structure of Portfolio Managers” below.

•                  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts’ investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

•                  A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

•                  A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•                  A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•                  If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation Structure of Portfolio Managers

Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer’s financial performance. Pioneer’s compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager’s overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

•                  Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500® Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager’s competitive universe.

•                  Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

•                  Pioneer Results and Business Line Results. Pioneer’s financial performance, as well as the investment performance of its investment management group affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.P.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Timothy Horan	[ ]
J. Rodman Wright	[ ]

ING Stock Index  Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar, Ph.D.	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Manager

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3- and 5- year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’

investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Omar Aguilar, Ph.D.	[ ]

ING T. Rowe Price Capital Appreciation Portfolio

Sub-Adviser

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions) **		(in millions) **		(in millions)**
Jeffrey W. Arricale, CPA*	3	$10,708.5	1	$106.9	0	$0
David R. Giroux, CFA*	3	$10,708.5	1	$106.9	0	$0

*Assets of the Capital Appreciation strategy are jointly managed by David Giroux and Jeffrey Arricale, each having a shared responsibility in managing the assets of the portfolios.

**Please note that the portfolio managers named above did not manage any accounts for which advisory fees are based on performance.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio managers.

Compensation Structure of Portfolio Managers

Portfolio managers’ compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Managers’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Jeffrey W. Arricale, CPA	[ ]
David R. Giroux, CFA	[ ]

ING T. Rowe Equity Income Portfolio

Sub-Adviser

T. Rowe Price

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in millions) *		(in millions) *		(in millions)*
Brian C. Rogers	14	$32,699.1	2	$489.4	16	$1,621.1

* Please note that the portfolio managers named above did not manage any accounts for which advisory fees are based on performance.

Potential Conflicts of Interest

T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolio’s investments and the investments of the other account(s).

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation Structure of Portfolio Managers” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation Structure of Portfolio Manager

Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500® Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio’s assets due to the purchase or sale of Portfolio shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Brian C. Rogers	[ ]

ING Templeton Global Growth Portfolio

Sub-Adviser

Templeton Global Advisors Limited (“Templeton Global Advisors”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions) (1)		(in billions) (1)		(in billions) (1)
Murdo Murchison	8	$68.5	5	$14.8	10	$2.3
Jeffrey A. Everett	8	$66.2	11	$17.6	9	$2.1
Lisa F. Myers	7	$49.9	10	$13.3	2	$2.2

(1)          Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be substantially lower amount.

Potential Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a Code of Ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation Structure of Portfolio Manager

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary.

Annual Bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•                  Investment performance. Primary consideration is given to the historic investment performance over the 1, 3- and 5- preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•                  Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•                  Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•                  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Murdo Murchison	None
Jeffrey A. Everett	None
Lisa F. Myers	None

ING UBS U.S. Allocation Portfolio

Sub-Adviser

UBS Global Asset Management (Americas) Inc. (“UBS”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian D. Singer	[					]

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes of Ethics will adequately address all such conflicts.

Compensation Structure of Portfolio Managers

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

•                  Competitive salary, benchmarked to maintain competitive compensation opportunities.

•                  Annual bonus, tied to individual contributions and investment performance.

•                  UBS equity awards, promoting company-wide success and employee retention.

•                  Partnership Incentive Program (“PIP”), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.

UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through “Equity Plus”. This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm’s success, and helps to maximize our integrated business strategy.

Partnership Incentive Program (“PIP”). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Brian D. Singer	[ ]

ING Van Kampen Capital Growth Portfolio

Sub-Adviser

Van Kampen

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (1)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dennis Lynch	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
David Cohen	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Sam Chainani	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Alexander Norton	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

(1)          Of these other accounts, [  ] account with a total of approximately $ [  ] million in assets had performance based fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley’s Long Term Incentive Compensation awards— a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

•  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Portfolio.

• Voluntary Deferred Compensation Plans— voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Sub-Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Dennis Lynch	[ ]
David Cohen	[ ]
Sam Chainani	[ ]
Alexander Norton	[ ]

ING Van Kampen Global Franchise Portfolio

Sub-Adviser

Van Kampen

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hassan Elmasry	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Paras Dodhia	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Michael Allison	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Jayson Vowles	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley’s Long Term Incentive Compensation awards— a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

•  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Portfolio.

• Voluntary Deferred Compensation Plans— voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Sub-Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Hassan Elmasry	[ ]
Paras Dodhia	[ ]
Michael Allison	[ ]
Jayson Vowles	[ ]

ING Van Kampen Growth And Income Portfolio

Sub-Adviser

Van Kampen

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James A. Gilligan	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Thomas Bastain	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Mark Laskin	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
Sergio Marcheli	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
James O. Roeder	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley’s Long Term Incentive Compensation awards— a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

•  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Portfolio.

• Voluntary Deferred Compensation Plans— voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Sub-Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

James A. Gilligan	[ ]
Thomas Bastian	[ ]
Mark Laskin	[ ]
Sergio Marcheli	[ ]
James O. Roeder	[ ]

ING Van Kampen Real Estate Portfolio

Sub-Adviser

Van Kampen

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (1)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Theodore R. Bigman	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

(1)          Of these other accounts, [  ] accounts with a total of approximately $ [  ] million in assets had performance based fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley’s Long Term Incentive Compensation awards— a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

•  Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Portfolio.

• Voluntary Deferred Compensation Plans— voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Sub-Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Theodore R. Bigman	[ ]

ING VP Index Plus International Equity Portfolio

Sub-Adviser

ING IM

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Carl Ghielen	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Martin Jansen	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Managers

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1- year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for mutual fund accounts managed by the team.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Carl Ghielen	[ ]
Martin Jansen	[ ]

ING Wells Fargo Disciplined Value Portfolio

Sub-Adviser

Wells Capital Management, Inc (“Wells Capital Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Robert Costomiris, CFA	[					]

Potential Conflicts of Interest

As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

Compensation Structure of Portfolio Managers

Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management use annual surveys to reassess salary points, bonuses and deferred compensation.

Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Wells Capital Management custom-tailor personal scorecards to measure positive contributions to relative investment results. Wells Capital Management preset ranges so incentive opportunities are known and measured continually.

Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert J. Costomiris, CFA	[ ]

ING Wells Fargo Small Cap Disciplined Portfolio

Sub-Adviser

Wells Capital Management

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
		(in billions)		(in billions)		(in billions)
Robert J. Costomiris, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients’ securities transactions, ensuring that the investment advice is suitable to the client’s objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

Compensation Structure of Portfolio Managers

Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management use annual surveys to reassess salary points, bonuses and deferred compensation.

Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Wells Capital Management custom-tailor personal scorecards to measure positive contributions to relative investment results. Wells Capital Management preset ranges so incentive opportunities are known and measured continually.

Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert J. Costomiris, CFA	[ ]

EXPENSE LIMITATION AGREEMENT

The Advisers have entered into expense limitation agreements with the Portfolios listed below pursuant to which the Advisers have agreed to waive or limit their fees. In connection with this agreement, the Advisers will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not

“interested persons” (as defined in the 1940 Act) of the Advisers) do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by the Advisers within three years.

Portfolio	ADV Class	Class I	Class S	Service 2
BlackRock Inflation Protected Bond	1.38%	0.63%	0.88%	N/A
Disciplined Small Cap Value	1.35%	0.75%	1.00%	1.15%
EquitiesPlus	1.00%	0.40%	0.65%	0.80%
FMRSM Large Cap Growth	1.35%	0.68%	0.93%	1.08%
FMRSM Small Cap Equity	1.60%	N/A	N/A	N/A
FMRSM Equity Income	1.16%	0.56%	0.81%	0.96%
Franklin Income	1.44%	0.74%	0.99%	1.24%
Global Real Estate	1.50%	0.90%	1.15%	1.30%
Global Technology	1.65%	1.05%	1.30%	1.45%
JPMorgan Value Opportunities	1.13%	0.53%	0.78%	0.93%
Marsico International Opportunities	1.28%	0.68%	0.93%	1.08%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Pioneer Equity Income	1.30%	0.70%	0.95%	1.10%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
VP Index Plus International Equity	1.15%	0.55%	0.80%	0.95%
Wells Fargo Small Cap Disciplined	1.47%	0.87%	1.12%	1.27%

The expense limitation agreements for each of the above listed portfolios provide that the expense limitations shall continue until May 1, 2008. The expense limitations for JPMorgan Value Opportunities, Marsico International Opportunities and Pioneer Mid Cap Value Portfolios shall continue through September 23, 2008. These Portfolios’ expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior notice to the Advisers at their principal place of business. Pursuant to a side agreement effective September 23, 2005, DSL has effected the following expense limits for Pioneer Fund through [September 23, 2007]:  (1) 0.71% for the Service 2 Class shares of the Portfolio; (2) 0.96% for the Class I shares of the Portfolio; and (3) 1.11% for the Class S shares of the Portfolio. (4) 1.31% for the ADV Class shares of the Portfolio. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSL elects to renew it.

Also, the DSL has voluntarily agreed to waive its rights to recoupment under Section 2 of the Expense Limitation Agreement between DSL and the Trust, dated January 1, 2005, for the ADV Class, Class I, and Class S, Service 2 Class shares of Global Technology. DSL waives its rights to recoupment for the period from January 1, 2006 through December 31, 2007.

Further, pursuant to an Expense Limitation Agreement, dated September 23, 2005, DSL has affected an operating expense limit of 1.04% for Class S of BlackRock Large Cap Growth Portfolio.

ADMINISTRATOR

ING Funds Services (“Administrator”) serves as Administrator for BlackRock Inflation Protected Bond, Disciplined Small Cap Value, EquitiesPlus, FMRSM Equity Income, FMRSM Large Cap Growth, FMRSM Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Equity Income, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios (“Administrator Portfolios”), pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona  85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Administrator Portfolios except for those services performed by the Advisers under the Advisory Agreements, each Sub-Adviser under the respective sub-advisory agreements, if applicable, the Custodian for the Administrator Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by the Administrator Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Administrator Portfolios. ING Funds Services also furnishes the Administrator Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Administrator Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring the Administrator Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.

The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Trust.

During periods when the Administrator Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

The Administrator did not receive any fees on behalf of BlackRock Inflation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity and Pioneer Equity Income, because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2006.

For the fiscal year ended December 31, 2006, each Portfolio paid fees to the Administrator for administrative services in the amount set forth below.

PORTFOLIO	Fees	Fees received by the Administrator
	(as a percentage of average net assets)	(in dollars)
BlackRock Inflation Protected Bond	0.10%	$[ ]
Disciplined Small Cap Value(1)	0.10%	$[ ]
EquitiesPlus(1)	0.10%	$[ ]
Franklin Income(1)	0.10%	$[ ]
Global Real Estate	0.10%	$[ ]
FMRSM Large Cap Growth	0.10%	$[ ]
JPMorgan Value Opportunities	0.10%	$[ ]
Marsico International Opportunities	0.10%	$[ ]
MFS Utilities	0.10%	$[ ]
VP Index Plus International Equity	0.10%	$[ ]
Wells Fargo Small Cap Disciplined	0.10%	$[ ]

(1)  For the period from April 29, 2006 through December 31, 2006.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) serves as the Portfolios’ distributor and principal underwriter. ING Funds Distributor’s principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares. ING Funds Distributor bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares. ING Funds Distributor also serves as Adviser to the Trust and therefore is an affiliate to the Trust.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. (“DSI”), the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

The Trustees have classified shares of each of the Portfolios into four classes: ADV Class shares; Class I shares; Class S shares; and Service 2 Class shares. Stock Index offers Class I shares and Class S shares only and Liquid Assets does not offer ADV Class shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the ADV Class, Class I, Class S and Service 2 shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. ING Funds Distributor has agreed to waive a portion of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Distribution Plan for Service 2 shares only:

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) on behalf of the Service 2 shares of the Portfolios (the “12b-1 Portfolios”).

The Plan provides that the Service 2 shares of the 12b-1 Portfolios shall pay a distribution fee (the “Distribution Fee”), for distribution services including payments to ING Funds Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses). The Service 2 shares of the 12b-1 Portfolios are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3- years. Each 12b-1 Portfolio’s Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company’s variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios’ investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; and (g) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios’ shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios’ shares, an enhancement in the 12b-1 Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

As of the fiscal year ended December 31, 2006, Service 2 shares of Disciplined Small Cap Value, PIMCO High Yield, Marsico International Opportunities, MFS Utilities, Pioneer Fund, Pioneer Mid Cap Value Portfolios had not commenced operations. As a result, no payments for these Portfolios were made under the Plan during 2006.

Shareholder Servicing Agreement for Class S and Service 2 shares only:

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (“Shareholder Servicing Agreement”) on behalf of the Class S and Service 2 shares of the Trust. Under the Shareholder Services Agreement, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolios; delivery and responding to inquiries respecting Trust Prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Shareholder Servicing Agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions respecting the Trust and its Portfolios, including questions respecting variable contact owners’ interest in one or more Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each Portfolio’s Service 2 and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

Shareholder Service and Distribution Plan for ADV class shares:

The Trust has adopted a Shareholder Service and Distribution Plan (the “Service and Distribution Plan”) for the ADV Class shares dated May 29, 2003. Under the Plan the Trust may pay to DSL a shareholder service fee ( “Service Fee”) at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Portfolios’ ADV Class shares. The Service Fee may be used to pay for shareholder services provided to the Portfolios. The Service and Distribution Plan provides that the ADV Class shares of the Portfolios shall pay a Distribution Fee for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Service and Distribution Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolios; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolios and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators. ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

Distribution expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs:  (a) processing new shareholder account applications; (b) preparing and transmitting to the Portfolios’

Transfer Agent computer processable tapes of all transactions by customers; (c) and serving as the primary source of information to customers in providing information and answering questions concerning the Portfolios and their transactions with the Portfolios; (d) providing other services to shareholders, plan participants, plan sponsors and plan administrators. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan. The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose.

The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios’ shares, an enhancement in the Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

As of the fiscal year ended December 31, 2006, the ADV Class shares for PIMCO High Yield, Global Resources, Global Technology, International Growth Opportunities, Templeton Global Growth, Van Kampen Global Franchise, Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, Disciplined Small Cap Value, Equities Plus, Evergreen Health Sciences, Evergreen Omega, FMRSM Mid Cap Growth, Janus Contrarian, Pioneer Fund and Van Kampen Capital Growth Portfolios had not commenced operations. As a result, no payments for these Portfolios were made under the Service and Distribution Plan during 2006.

Distribution and Shareholder Service Fee Amounts Paid

For the fiscal year ended December 31, 2006, the Shareholder Services Agent received fees from the ADV Class, Service 2 and Class S shares of certain Portfolios in the amounts set forth below. Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class and Service 2 shares of certain Portfolios for the fiscal year ended December 31, 2006 as set forth below. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer ADV Class and Service 2 shares through variable annuity or variable life insurance or other qualified retirement plan products.

Because BlackRock Inlfation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity, Franklin Mutual Shares, and Pioneer Equity Income Portfolios had not commenced operations as of December 31, 2006, payments have not been made under the Plan, the Shareholder Services Agreement or the Service and Distribution Plan.

Distribution Fees	ADV Class	Service 2

AllianceBernstein Mid Cap Growth
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

BlackRock Inflation Protected Bond		N/A
Advertising		N/A
Printing		N/A
Salaries & Commissions		N/A
Broker Servicing		N/A
Miscellaneous		N/A
Total		N/A

BlackRock Large Cap Growth
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

BlackRock Large Cap Value
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Capital Guardian Small/Mid Cap
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Capital Guardian U.S. Equities
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Evergreen Health Sciences
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Distribution Fees	ADV Class	Service 2

Evergreen Health Sciences
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Evergreen Omega
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

EquitiesPlus
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

FMRSM Diversified Mid Cap
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

FMRSM Equity Income
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

FMRSM Large Cap Growth
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

FMRSM Mid Cap Growth
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Distribution Fees	ADV Class	Service 2

FMRSM Mid Cap Growth
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Franklin Income
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Franklin Mutual Shares
Advertising		N/A
Printing		N/A
Salaries & Commissions		N/A
Broker Servicing		N/A
Miscellaneous		N/A
Total		N/A

Global Real Estate
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Global Resources
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Global Technology
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Janus Contrarian
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

JPMorgan Emerging Markets
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]

Distribution Fees	ADV Class	Service 2

Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

JPMorgan Small Cap Core Equity
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

JPMorgan Value Opportunities
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Julius Baer Foreign
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Legg Mason Partners All Cap
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Legg Mason Value
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Limited Maturity Bond
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Liquid Assets
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Distribution Fees	ADV Class	Service 2

Lord Abbett Affiliated
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Marsico Growth
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

MFS Total Return
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

MFS Utilities
Advertising	$[ ]	N/A
Printing	$[ ]	N/A
Salaries & Commissions	$[ ]	N/A
Broker Servicing	$[ ]	N/A
Miscellaneous	$[ ]	N/A
Total	$[ ]	N/A

Oppenheimer Main Street®
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

PIMCO Core Bond
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Pioneer Mid Cap Value
Advertising	$[ ]	N/A
Printing	$[ ]	N/A
Salaries & Commissions	$[ ]	N/A
Broker Servicing	$[ ]	N/A
Miscellaneous	$[ ]	N/A
Total	$[ ]	N/A

T. Rowe Price Capital Appreciation
Advertising	$[ ]	$[ ]

Distribution Fees	ADV Class	Service 2

Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

T. Rowe Price Equity Income
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Templeton Global Growth
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

UBS U.S. Allocation
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Van Kampen Equity Growth Pace
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Van Kampen Global Franchise
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]
Miscellaneous	N/A	$[ ]
Total	N/A	$[ ]

Van Kampen Growth and Income
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Van Kampen Real Estate
Advertising	N/A	$[ ]
Printing	N/A	$[ ]
Salaries & Commissions	N/A	$[ ]
Broker Servicing	N/A	$[ ]

Distribution Fees	ADV Class	Service 2

Miscellaneous	N/A	$[ ]
Total	$[ ]	$[ ]

VP Index Plus International Equity
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Wells Fargo Mid Cap Disciplined
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Wells Fargo Small Cap Disciplined
Advertising	$[ ]	$[ ]
Printing	$[ ]	$[ ]
Salaries & Commissions	$[ ]	$[ ]
Broker Servicing	$[ ]	$[ ]
Miscellaneous	$[ ]	$[ ]
Total	$[ ]	$[ ]

Shareholder Service Fees

	Shareholder Services Agreement
Portfolio	2006		2005	2004
AllianceBernstein Mid Cap Growth
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$35,357	$20,554
Class S	$	[ ]	$1,411,274	$1,386,455
BlackRock Large Cap Growth
ADV Class	$	[ ]	$1,211	$3,719
Service 2	$	[ ]	$4,102	$2,231
Class S	$	[ ]	$140,376	$38,615
BlackRock Large Cap Value
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$6,638	$3,765
Class S	$	[ ]	$135,827	$95,847
Capital Guardian Small/Mid Cap
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$20,758	$14,455
Class S	$	[ ]	$1,256,557	$1,368,773
Capital Guardian U.S. Equities
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$25,703	$20,336
Class S	$	[ ]	$1,557,727	$1,561,907
EquitiesPlus(1)
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	N/A	N/A
Class S	$	[ ]	N/A	N/A
Evergreen Health Sciences
ADV Class	N/A		N/A	N/A

	Shareholder Services Agreement
Portfolio	2006		2005	2004
Service 2	$	[ ]	$9,056	$2,106
Class S	$	[ ]	$197,903	$37,281
Evergreen Omega
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$1,707	$179
Class S	$	[ ]	$17,955	$5,800
FMRSM Diversified Mid Cap
ADV Class (commenced operations January 17, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$38,664	$14,658
Class S	$	[ ]	$762,667	$471,117
FMRSM Equity Income
ADV Class	$	[ ]	$ [ ]	$ [ ]
Service 2	$	[ ]	$ [ ]	$ [ ]
Class S	$	[ ]	$ [ ]	$ [ ]
FMRSM Large Cap Growth
ADV Class (commenced operations June 2, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$15	N/A
Class S	$	[ ]	$6,663	N/A
FMRSM Mid Cap Growth
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$43,556	$31,864
Class S	$	[ ]	$1,645,863	$1,852,603
Global Real Estate(2)
ADV Class	$	[ ]	N/A	N/A
Service 2	$	[ ]	N/A	N/A
Class S	$	[ ]	N/A	N/A
Global Resources
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$39,124	$15,291
Class S	$	[ ]	$671,194	$411,178
Global Technology
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$10,903	$8,039
Class S	$	[ ]	$158,833	$144,593
International Growth Opportunities
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$24,285	$16,655
Class S	$	[ ]	$462,712	$468,419
Janus Contrarian
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$7,069	$3,657
Class S	$	[ ]	$164,870	$139,555
JPMorgan Emerging Markets Equity
ADV Class (commenced operations March 23, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$30,592	$10,026
Class S	$	[ ]	$560,579	$310,180
JPMorgan Small Cap Core Equity
ADV Class	$	[ ]	$1,137	$47,895
Service 2	$	[ ]	$78,446	$242,767
Class S	$	[ ]	$414,442
JPMorgan Value Opportunities
ADV Class (commenced operations May 30, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$930	N/A
Class S	$	[ ]	$193,444	N/A
Julius Baer Foreign
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$73,964	$20,135

	Shareholder Services Agreement
Portfolio	2006		2005	2004
Class S	$	[ ]	$1,422,595	$388,762
Legg Mason Partners All Cap
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$44,106	$24,474
Class S	$	[ ]	$1,069,310	$1,140,927
Legg Mason Value
ADV Class	$	[ ]	$2,218	N/A
Service 2	$	[ ]	$53,829	$20,970
Class S	$	[ ]	$1,044,538	$611,126
Limited Maturity Bond
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2 (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Class S	$	[ ]	$853,101	$1,187,526
Liquid Assets
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$33,976	$26,414
Class S	$	[ ]	$1,858,379	$2,099,739
Lord Abbett Affiliated
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$6,082	$3,492
Class S	$	[ ]	$470,853	$410,226
Marsico Growth
ADV Class	$	[ ]	$10,295	N/A
Service 2	$	[ ]	$45,308	$27,661
Class S	$	[ ]	$2,151,893	$2,074,094
Marsico International Opportunities
ADV Class (commenced operations January 20, 2006)	$	[ ]	N/A	N/A
Service 2	N/A		N/A	N/A
Class S	$	[ ]	$96,516	N/A
MFS Total Return
ADV Class	$	[ ]	$12,645	N/A
Service 2	$	[ ]	$110,893	$66,693
Class S	$	[ ]	$3,719,426	$3,470,230
MFS Utilities
ADV Class (commenced operations July 18, 2006)	$	[ ]	N/A	N/A
Service 2	N/A		N/A	N/A
Class S	$	[ ]	$156,330	N/A
Oppenheimer Main Street®
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$8,745	$5,616
Class S	$	[ ]	$1,455,694	$1,556,578
PIMCO Core Bond
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$82,142	$53,456
Class S	$	[ ]	$2,260,054	$1,517,203
PIMCO High Yield
ADV Class	N/A		N/A	N/A
Service 2	N/A		N/A	N/A
Class S	$	[ ]	$1,720,326	$1,038,905
Pioneer Equity Income
ADV Class	$	[ ]	$ [ ]	$ [ ]
Service 2	$	[ ]	$ [ ]	$ [ ]
Class S	$	[ ]	$ [ ]	$ [ ]
Pioneer Fund
ADV Class	N/A		N/A	N/A
Service 2	N/A		N/A	N/A
Class S	$	[ ]	$54,705	N/A

	Shareholder Services Agreement
Portfolio	2006		2005	2004
Pioneer Mid Cap Value
ADV Class (commenced operations (May 2, 2006)	$	[ ]	N/A	N/A
Service 2	N/A		N/A	N/A
Class S	$	[ ]	$551,311	N/A
T. Rowe Price Capital Appreciation
ADV Class	$	[ ]	$84,699	N/A
Service 2	$	[ ]	$185,085	$89,149
Class S	$	[ ]	$5,234,341	$3,995,368
T. Rowe Price Equity Income
ADV Class	$	[ ]	$31,231	N/A
Service 2	$	[ ]	$75,279	$42,837
Class S	$	[ ]	$2,576,988	$2,028,011
Templeton Global Growth
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$13,918	$8,008
Class S	$	[ ]	$922,664	$905,128
UBS U.S. Allocation
ADV Class (commenced operations April 28, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$10,193	$4,828
Class S	$	[ ]	$274,432	$213,504
Van Kampen Equity Growth Pace
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$27,312	$18,751
Class S	$	[ ]	$112,447	$87,616
Van Kampen Global Franchise
ADV Class	N/A		N/A	N/A
Service 2	$	[ ]	$133,378	$60,512
Class S	$	[ ]	$427,174	$208,744
Van Kampen Growth and Income
ADV Class	$	[ ]	$1,510	N/A
Service 2	$	[ ]	$152,199	$89,349
Class S	$	[ ]	$2,054,310	$1,916,002
Van Kampen Real Estate
ADV Class (commenced operations April 17, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$58,112	$26,506
Class S	$	[ ]	$1,940,962	$1,042,253
VP Index Plus International Equity
ADV Class (commenced operations April 12, 2006)	$	[ ]	N/A	N/A
Service 2 (commenced operations January 10, 2006)	$	[ ]	N/A	N/A
Class S	$	[ ]	$27,308	N/A
Wells Fargo Mid Cap Disciplined
ADV Class (commenced operations August 24, 2006)	$	[ ]	N/A	N/A
Service 2	$	[ ]	$8,657	$5,898
Class S	$	[ ]	$734,195	$802,100
Wells Fargo Small Cap Disciplined
ADV Class	$	[ ]	$ [ ]	N/A
Service 2	$	[ ]	$ [ ]	N/A
Class S	$	[ ]	$1,027	N/A

(1)          The Portfolio commenced operations April 28, 2006.

(2)          The Portfolio commenced operations January 3, 2006

CODE OF ETHICS

The Portfolio’s Board, DSL, as Adviser, and the Sub-Advisers and the Distributor have adopted a code of ethics (“Code of Ethics”) in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and person who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of

Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios’ shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such person subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios’ Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio post their portfolio holdings schedule on ING Groep’s website a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g. the Portfolios will post the quarter-ending June 30 holdings on August 1).

Each Portfolio also compiles a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolios’ portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering material of Variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                                                             To the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit options, on an as needed basis;

•                                                             To financial printers for the purpose of preparing the Portfolios’ regulatory filings, on an as-needed basis;

•                                                             For the purpose of due diligence regarding a merger or acquisition, on an as-needed basis;

•                                                             To a new Adviser or Sub-Adviser prior to the commencement of its management of the Portfolis, on an as-needed basis;

•                                                             To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios’ website;

•                                                             To consultants for use in providing asset allocation advise in connection with investments by affiliated funds-of-funds in the Portfolios, on an as-needed basis;

•                                                             To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

•                                                             To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining portfolios’ shareholders, on an as-needed basis.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of the Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser,

Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officer of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios’ proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement or Sub-Advisory Agreements authorize DSL or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement of Sub-Advisory Agreements, DSL or each Sub-Adviser determines, subject to the instructions of and review by the Portfolios’ Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of DSL or a Sub-Adviser, a better price and execution can other wise be obtained by using a broker for the transaction.

In placing portfolio transactions, DSL or a Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors. DSL or a Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expense of the Portfolio. These commission recapture payments benefit the Portfolios, and not DSL or a Sub-Adviser.

In selecting a broker-dealer, DSL or a Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSL or a Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSL or a Sub-Adviser makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, or a Sub-Adviser may cause a Portfolio to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to DSL or a Sub-Adviser commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment advisers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment adviser in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSL or a Sub-Adviser may receive research services from broker-dealers with which the DSL or a Sub-Adviser places a Portfolio’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSL or a Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to DSL or sub-advisory fee paid to a Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value DSL or the Sub-Advisers in advising a Portfolio and other clients, although not all of the research services received by DSL or the Sub-Advisers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSL or a Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case is no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSL or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSL or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSL or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. (“NASD”).

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which as provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by DSL or a Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by DSL or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSL or a Sub-Adviser’s other clients in a manner deemed fair and reasonable by DSL or a Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSL or a Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions, in this manner, the Investment Adviser is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because FMRSM Equity Income, FMRSM Small Cap Equity and Pioneer Equity Income Portfolios had not commenced operations as of December 31, 2006, the Portfolios have not paid brokerage commissions.

For the fiscal years ended December 31, 2006, 2005, and 2004, each of the portfolios listed below paid total brokerage commissions as follows:

Portfolios	2006		2005	2004
AllianceBernstein Mid Cap Growth	$	[ ]	$1,912,990	$3,322,364
BlackRock Large Cap Growth	$	[ ]	$29,524	$45,380
BlackRock Large Cap Value	$	[ ]	$305,777	$253,299
Capital Guardian Small/Mid Cap	$	[ ]	$3,540,961	$928,119
Capital Guardian U.S. Equities	$	[ ]	$474,706	$333,432
Disciplined Small Cap Value(1)	$	[ ]	N/A	N/A
Equities Plus(1)	$	[ ]	N/A	N/A
Evergreen Health Sciences	$	[ ]	$153,992	$70,870
Evergreen Omega	$	[ ]	$115,510	$10,781
FMRSM Diversified Mid Cap	$	[ ]	$1,210,736	$809,496
FMRSM Equity Income	$	[ ]	$ [ ]	$ [ ]
FMRSM Large Cap Growth	$	[ ]	$49,157	N/A
FMRSM Mid Cap Growth	$	[ ]	$1,353,147	$2,181,473
FMRSM Small Cap Equity	$	[ ]	$ [ ]	$ [ ]
Franklin Income	$	[ ]	$ [ ]	$ [ ]
Global Real Estate(1)	$	[ ]	N/A	N/A
Global Resources	$	[ ]	$3,835,129	$1,385,184
Global Technology	$	[ ]	$121,769	$146,517
International Growth Opportunities	$	[ ]	$1,060,637	$860,777
Janus Contrarian	$	[ ]	$81,381	$73,094
JPMorgan Emerging Markets Equity	$	[ ]	$491,168	$709,071
JPMorgan Small Cap Core Equity	$	[ ]	$234,969	$319,381
JPMorgan Value Opportunities	$	[ ]	$177,637	N/A
Julius Baer Foreign	$	[ ]	$1,955,511	$743,866
Legg Mason Partners All Cap	$	[ ]	$615,839	$632,667
Legg Mason Value	$	[ ]	$371,711	$387,874
Limited Maturity Bond	$	[ ]	N/A	N/A
Liquid Assets	$	[ ]	N/A	N/A
Lord Abbett Affiliated	$	[ ]	$272,514	$253,234
Marsico Growth	$	[ ]	$1,098,070	$1,444,579
Marsico International Opportunities	$	[ ]	$238,587	N/A
MFS Total Return	$	[ ]	$1,197,211	$1,837,634
MFS Utilities	$	[ ]	$291,261	N/A
Oppenheimer Main Street®	$	[ ]	$1,202,773	$2,026,202
PIMCO Core Bond	$	[ ]	$134,647	$108,225
PIMCO High Yield	$	[ ]	$51,258	$36,428

Portfolios	2006		2005		2004
Pioneer Equity income	$	[ ]	$	[ ]	$ [ ]
Pioneer Fund	$	[ ]		$37,506	N/A
Pioneer Mid Cap Value	$	[ ]		$518,914	N/A
Stock Index	$	[ ]		$14,059	N/A
T. Rowe Price Capital Appreciation	$	[ ]		$1,077,543	$1,007,240
T. Rowe Price Equity Income	$	[ ]		$440,764	$553,324
Templeton Global Growth	$	[ ]		$360,041	$237,274
UBS U.S. Allocation	$	[ ]		$70,849	$76,693
Van Kampen Equity Growth Pace	$	[ ]		$142,278	$238,825
Van Kampen Global Franchise	$	[ ]		$111,667	$46,591
Van Kampen Growth and Income	$	[ ]		$677,074	$949,262
Van Kampen Real Estate	$	[ ]		$559,219	$292,321
VP Index Plus International Equity	$	[ ]		$28,062	N/A
Wells Fargo Mid Cap Disciplined	$	[ ]		$1,271,375	$1,086,333
Wells Fargo Small Cap Disciplined	$	[ ]		$10,866	N/A

(1)  The Portfolio commenced operations April 28, 2006.

For the fiscal year ended December 31, 2006, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Commissions Paid on Total
Portfolio	Transactions for Research Services
AllianceBernstein Mid Cap Growth	$[ ]
BlackRock Large Cap Growth	$[ ]
BlackRock Large Cap Value	$[ ]
Capital Guardian Small/Mid Cap	$[ ]
Capital Guardian U.S. Equities	$[ ]
Disciplined Small Cap Value	$[ ]
Equities Plus	$[ ]
Evergreen Health Sciences	$[ ]
Evergreen Omega	$[ ]
FMRSM Diversified Mid Cap	$[ ]
FMRSM Equity Income	$[ ]
FMRSM Large Cap Growth	$[ ]
FMRSM Mid Cap Growth	$[ ]
FMRSM Small Cap Equity	$[ ]
Franklin Income	$[ ]
Global Real Estate	$[ ]
Global Resources	$[ ]
Global Technology	$[ ]
International Growth Opportunities	$[ ]
Janus Contrarian	$[ ]
JPMorgan Emerging Markets Equity	$[ ]
JPMorgan Small Cap Core Equity	$[ ]
JPMorgan Value Opportunities	$[ ]
Julius Baer Foreign	$[ ]
Legg Mason Partners All Cap	$[ ]
Legg Mason Value	$[ ]
Limited Maturity Bond	$[ ]
Liquid Assets	$[ ]
Lord Abbett Affiliated	$[ ]
Marsico Growth	$[ ]
Marsico International Opportunities	$[ ]
MFS Total Return	$[ ]
MFS Utilities	$[ ]
Oppenheimer Main Street®	$[ ]
PIMCO Core Bond	$[ ]

PIMCO High Yieldr	$[ ]
Pioneer Equity Income	$[ ]
Pioneer Fund	$[ ]
Pioneer Mid Cap Value	$[ ]
Stock Index	$[ ]
T. Rowe Price Capital Appreciation	$[ ]
T. Rowe Price Equity Income	$[ ]
Templeton Global Growth	$[ ]
UBS U.S. Allocation	$[ ]
Van Kampen Equity Growth Pace	$[ ]
Van Kampen Global Franchise	$[ ]
Van Kampen Growth and Income	$[ ]
Van Kampen Real Estate	$[ ]
VP Index Plus International Equity	$[ ]
Wells Fargo Mid Cap Disciplined	$[ ]
Wells Fargo Small Cap Disciplined	$[ ]

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Portfolio	Commissions Paid on Total Transactions for Research Services
AllianceBernstein Mid Cap Growth	$154,246
BlackRock Large Cap Growth	$2,879
BlackRock Large Cap Value	N/A
ING Capital Guardian Small/Mid Cap	N/A
Capital Guardian U.S. Equities	N/A
Evergreen Health Sciences	$9,535
Evergreen Omega	$31,677
FMRSM Diversified Mid Cap	$266,697
FMRSM Large Cap Growth (2)	$25,095
FMRSM Mid Cap Growth	N/A
Global Resources	$692,839
Global Technology	N/A
International Growth Opportunities	N/A
Janus Contrarian	N/A
JPMorgan Emerging Markets Equity	N/A
JPMorgan Value Opportunities	N/A
JPMorgan Small Cap Core Equity	N/A
Julius Baer Foreign	$6,961
Legg Mason Partners All Cap	$20,334
Legg Mason Value	$20,980
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Affiliated	$5,755
Marsico Growth	$86,904
Marsico International Opportunities	N/A
MFS Total Return	N/A
MFS Utilities	N/A
Oppenheimer Main Street®	$47,119
PIMCO Core Bond	N/A
PIMCO High Yield	N/A
Pioneer Fund	N/A
Pioneer Mid Cap Value	N/A
Stock Index	N/A
T. Rowe Price Capital Appreciation	N/A
T. Rowe Price Equity Income	N/A
Templeton Global Growth	N/A
UBS U.S. Allocation	$16,509
Van Kampen Capital Growth	N/A
Van Kampen Global Franchise	N/A

Van Kampen Growth and Income	N/A
Van Kampen Real Estate	N/A
VP Index Plus International Equity	N/A
Wells Fargo Disciplined Value	$51,812
Wells Fargo Small Cap Disciplined	$876

For the fiscal year ended December 31, 2004, commission in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

Portfolio	Commissions Paid on Total Transactions for Research Services
AllianceBernstein Mid Cap Growth	$217,250
BlackRock Large Cap Growth (1)	$2,879
BlackRock Large Cap Value	$23,983
Capital Guardian Small/Mid Cap	N/A
Capital Guardian U.S. Equities	N/A
Evergreen Health Sciences	$1,793
Evergreen Omega	$2,294
FMRSM Diversified Mid Cap	$4,450
FMRSM Large Cap Growth (2)	N/A
Global Resources	$266,033
Glo bal Technology	N/A
International Growth Opportunities	$98,939
Janus Contrarian (1)	N/A
JPMorgan Emerging Markets Equity (1)	N/A
JPMorgan Small Cap Core Equity	N/A
JPMorgan Value Opportunities (2)	N/A
Julius Baer Foreign	$28,823
Legg Mason Value	$171,979
Limited Maturity Bond	N/A
Liquid Assets	N/A
Lord Abbett Affiliated	$16,910
Marsico Growth	$72,372
Marsico International Opportunities (2)	$ N/A
MFS Mid Cap Growth	N/A
MFS Total Return	N/A
MFS Utilities (2)	N/A
Oppenheimer Main Street® (1)	$3,818
PIMCO Core Bond	N/A
PIMCO High Yield	N/A
Pioneer Fund (2)	N/A
Pioneer Mid Cap Value (2)	N/A
Salomon Brothers All Cap	$42,302
Stock Index	N/A
T. Rowe Price Capital Appreciation	$39,470
T. Rowe Price Equity Income	$17,208
Templeton Global Growth	N/A
UBS U.S. Allocation(1)	$18,911
Van Kampen Capital Growth	N/A
Van Kampen Global Franchise	N/A
Van Kampen Growth and Income	N/A
Van Kampen Real Estate	N/A
Wells Fargo Disciplined Value	$49,665

(1)   The Portfolio commences operations April 28, 2006.

(2)   Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers for research services are not available.

As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed-price offerings. In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at a fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation. The Sub-Advisory Agreements provide that such Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commission to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSL, Adviser to ING Investors Trust as March 31, 2005:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, INC., ING Insurance Agency, INC. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherland Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

Because ING FMRSM Equity Income, FMRSM Small Cap Equity and Pioneer Equity Income had not commenced operations as of December 31, 2006, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

For the fiscal year ended December 31, 2006, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
BlackRock Large Cap Growth	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
BlackRock Large Cap Value	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
FMRSM Equity Income	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
FMRSM Diversified Mid Cap	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
FMRSM Diversified Mid Cap	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Global Resources	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
JPMorgan Emerging Markets Equity	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Julius Baer Foreign	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Julius Baer Foreign	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Legg Mason Partners All Cap	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Legg Mason Value	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Marsico International Opportunities	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
MFS Total Return	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
MFS Utilities	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Pioneer Equity Income	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Templeton Global Growth	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Van Kampen Capital Growth	$[ ]	$[ ]	[ ]%	[ ]%	[ ]
Van Kampen Growth & Income	$[ ]	$[ ]	[ ]%	[ ]%	[ ]

Because EquitiesPlus, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
FMRSM Diversified Mid Cap	$1,839,483	$6,144	0.33%	0.35%	Fidelity Capital Markets
FMRSM Diversified Mid Cap	$1,839,483	$5,562	0.30%	0.24%	ING Baring LLC
Global Resources	$3,835,129	$116,239	3.03%	1.66%	ING Baring LLC
JPMorgan Emerging Markets Equity	$491,168	$12,660	2.58%	0.76%	ING Baring LLC
Julius Baer Foreign	$1,955,511	$95,594	4.89%	1.61%	ING Baring LLC
Julius Baer Foreign	$1,955,511	$2,643	0.14%	0.06%	ING Financial Markets LLC
Legg Mason Partners All Cap	$615,839	$13,748	2.23%	1.81%	Citigroup Global Markets, Inc

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
Legg Mason Value	$371,711	$14,516	3.91%	1.59%	Legg Mason Walker Wood, Inc.
Marsico International Opportunities	$238,587	$6,203	2.60%	1.40%	ING Baring LLC
BlackRock Large Cap Growth	$29,524	$338	1.14%	0.19%	Merrill Lynch
BlackRock Large Cap Value	$305,777	$45,215	14.79%	7.07%	Merrill Lynch
MFS Total Return	$1,197,211	$92	0.01%	0.01%	ING Baring LLC
MFS Utilities	$291,261	$1,023	0.35%	0.06%	ING Baring LLC
Templeton Global Growth	$360,041	$895	0.25%	0.12%	ING Baring LLC
Van Kampen Capital Growth	$142,278	$2,384	1.68%	5.84%	Morgan Stanley & Co.
Van Kampen Growth & Income	$677,074	$760	0.11%	0.11%	Morgan Stanley & Co.

For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio’s transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

Portfolio	Total Amount of Commission Paid	Total Amount of Commissions Paid to Affiliate	% of Total Commission Paid to Affiliate	% of Portfolio Dollar Amount of Transactions	Affiliate
Evergreen Health Sciences	$70,870	$782	1.10%	3.88%	Baring
FMRSM Diversified Mid Cap	$811,372	$209	0.03%	0.01%	Baring
Global Resources	$1,401,830	$23,337	2.02%	1.54%	Baring
JPMorgan Emerging Markets Equity	$719,533	$2,153	0.30%	0.27%	Baring
Julius Baer Foreign	$744,186	$11,821	1.59%	0.59%	Baring
Julius Baer Foreign	$744,186	$461	0.06%	0.02%	ING Bank London
Van Kampen Global Franchise	$46,646	$43	0.09%	0.66%	Baring

Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management Inc, the Sub-Adviser to the Salomon Brothers All Cao. Fidelity Capital Markets is an affiliate of Fidelity management & Research Company, the former Sub-Adviser for UBS U.S. Allocation and the Sub-Adviser for FMRSM Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisers, the Sub-Adviser for Mercury LargeCap Growth and Mercury Large Cap Value. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs TollkeeperSM. Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Sub-Adviser to the Capital Guardian Small/Mid Cap.

The Adviser, DSL, is an affiliate of ING Investors Trust.

During the fiscal year ended December 31, 2006 the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows for December 31, 2006:

Portfolio Name	Security Description	Market Value
BlackRock Large Cap Growth
Capital Guardian U.S. Equities
Evergreen Omega
FMRSM Large Cap Growth
FMRSM Mid Cap Growth
International Growth Opportunities

Portfolio Name	Security Description	Market Value
JPMorgan Small Cap Core Equity
JPMorgan Value Opportunities
Julius Baer Foreign
Legg Mason Partners All Cap
Legg Mason Value
Limited Maturity Bond
Liquid Assets
Lord Abbett Affiliated
Marsico Growth
Marsico International Opportunities
MFS Total Return
Oppenheimer Main Street®
PIMCO Core Bond
Pioneer Fund
Pioneer Mid Cap Value
Stock Index
T. Rowe Price Capital Appreciation
T. Rowe Price Equity Income
Templeton Global Growth
UBS U.S. Allocation
Van Kampen Growth and Income Portfolio
VP Index Plus International Equity

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during each year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the portfolios.

For ING Evergreen Omega, the increase in turnover is a reflection of the significant in-flows into the Portfolio in the course of 2005.

For ING FMRSM Large Cap Growth, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in investment outlook.

For ING Global Resources, portfolio turnover increased during 2005 due to the sharply higher volatility in the commodities markets and therefore in turn, the resources equities markets.

For ING Legg Mason Value, the decrease in portfolio turnover is the result in the transition of management responsibilities from Janus Capital Management LLC to Legg Mason Capital Management, and the occurrence of transitional redemptions and subscriptions in order to bring the Portfolio to the Sub-Adviser’s master investment model.

For ING Lord Abbett Affiliated, the portfolio turnover increase is the result of the transfer of the management of this Portfolio from Salomon Brothers Asset Management, Inc. to Lord, Abbett & Co. LLC in December of 2005.

For ING BlackRock Large Cap Value, the portfolio transitioned from the Basic Value strategy to the portfolio manager’s Large-Cap Value strategy. Also, the increase in portfolio turnover is due to a change in the management team.

For ING PIMCO Core Bond, the increase in turnover does not represent changes in the Sub-Adviser’s portfolio strategy or economic views due to the Sub-Adviser’s long-term investment horizon, but is due to frequent shifts in other portfolio dimensions depending on where PIMCO sees value.

For ING Templeton Global Growth, the portfolio turnover increase may have been partly due to the transfer of management responsibilities of this Portfolio from Capital Guardian Trust Company to Templeton Global Advisors Limited in December of 2005. Coincident with the change in management, the portfolio was transitioned to reflect the current strategy employed by the new management team.

For ING Van Kampen Global Franchise, the strategy utilized by the Sub-Adviser has historically produced an annual turnover rate in the teens. The portfolio turnover rate for 2005 is below the Sub-Adviser’s historical average, and reflects the attractiveness of new opportunities the Sub-Adviser has been able to find.

For ING Wells Fargo Mid Cap Disciplined, the increase in portfolio turnover is due to Sub-Adviser transition as well as a portfolio manager change that occurred during 2005.

NET ASSET VALUE

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE s open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectus. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolios’ net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((a-b)/cd + 1)^6 – 1] where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2006:

Class I

Portfolio	Yield

Limited Maturity Bond	[ ]	%

Class S

Portfolio	Yield

Limited Maturity Bond	[ ]	%

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may aso be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Because Liquid Assets Portfolio does not offer ADV Class shares and Stock Index Portfolio only offers Class I and Class S shares, performance for other share classes for these Portfolios is not available.

Because BlackRock Inflation Protected Bond, FMRSM Equity Income, FMRSM Small Cap Equity, Franklin Mutual Shares and Pioneer Equity Income had not commenced operations as of December 31, 2006, performance returns for these Portfolios are not available.

Because Disciplined Small Cap Value, EquitiesPlus, Franklin Income and Global Real Estate Portfolios did not have a full calendar year of operations, as of December 31, 2006, annual performance information is not available.

As of the fiscal year ended December 31, 2006, the ADV Class shares for PIMCO High Yield, Global Resources, Global Technology, International Growth Opportunities, Templeton Global Growth, Van Kampen Global Franchise, Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, Disciplined Small Cap Value, Equities Plus, Evergreen Health Sciences, Evergreen Omega, FMRSM Mid Cap Growth, Janus Contrarian, Pioneer Fund and Van Kampen Capital Growth Portfolios had not commenced operations. Quotations for these Portfolios’ Class S shares (adjusted for the higher expenses of ADV Class shares) for the periods indicated for each year ended December 31, are set out below.

As of the fiscal year ended December 31, 2006, the ADV Class shares of AllianceBernstein Mid Cap Growth, BlackRock Large Cap Value, JPMorgan Emerging Markets Equity, JPMorgan Value Opportunities, Juius Baer Foreign, Legg Mason Partners All Cap, Limited Maturity Bond, Lord Abett Affiliated, Marsico International Opportunities, MFS Utilities, Oppenheimer Main Street®, PIMCO Core Bond, Pioneer Mid Cap Value, UBS U.S. Allocation, Van Kampen Real Estate, VP Index Plus International Equity and Wells Fargo Disciplined Value Portfolios did not have a full calendar year of operations. Quotations for these Portfolios’ Class S shares (adjusted for the higher expenses of ADV Class shares) for the periods indicated for each year ended December 31, are set out below.

As of the fiscal year ended December 31, 2006, Class I shares of BlackRock Large Cap Growth, Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, Evergreen Health Sciences, Evergreen Omega, Global Technology, International Growth Opportunities, Janus Contrarian, Legg Mason Partners All Cap, PIMCO Core Bond, Templeton Global Growth, UBS U.S. Allocation, Van Kampen Growth and Income and Wells Fargo Disciplined Value Portfolios did not have a full calendar year of operations, Quotations for these Portfolios’ Class S shares for the periods indicated for each year ended December 31, are set out below.

As of the fiscal year ended December 31, 2006, Service 2 shares of PIMCO High Yield, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value Portfolios had not commenced operations.

Quotations for these Portfolios’ Class S shares (adjusted for the higher expenses of Service 2 Class shares) for the periods indicated for each year ended December 31, are set out below.

As of the fiscal year ended December 31, 2006, Service 2 shares of Limited Maturity Bond, and VP Index Plus International Equity Portfolios did not have a full calendar year of operations. Quotations for these Portfolios’ Class S shares (adjusted for the higher expenses of Service 2 Class shares) for the periods indicated for each year ended December 31, are set out below.

Because Class S shares of Stock Index Portfolio had not commenced operations as of December 31, 2006, quotations for Class I shares for the periods indicated for each year ended December 31, are set out below.

The following are the Portfolios’ average annual total returns for the periods indicated for the calendar year ended December 31, 2006:

Portfolio	1 Year		5 Years		10 Years		Since Inception		Date of Inception
AllianceBernstein Mid Cap Growth
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/13/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
BlackRock Inflation Protected Bond
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%
	[ ]	%	[ ]	%	[ ]	%	[ ]	%
BlackRock Large Cap Growth
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	3/17/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
BlackRock Large Cap Value
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/28/06
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/18/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
Capital Guardian Small/Mid Cap
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/3/96
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/3/96
Capital Guardian U.S. Equities (2)
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
EquitiesPlus
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Evergreen Health Sciences
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/5/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Evergreen Omega
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/13/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
FMRSM Diversified Mid Cap
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/02/00
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/15/05

Portfolio	1 Year		5 Years		10 Years		Since Inception		Date of Inception
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
FMRSM Equity Income
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
FMRSM Large Cap Growth
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/05
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	6/1/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/05
FMRSM Mid Cap Growth
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/2/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/03
FMRSM Small Cap Equity
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Franklin Income
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Franklin Mutual Shares
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%
	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Global Real Estate
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Global Resources (2)
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	7/2/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Global Technology
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/01
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/01
International Growth Opportunities
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	12/17/01
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	12/17/01
Janus Contrarian (2)
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
JPMorgan Emerging Markets Equity (2)
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/18/98
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	12/2/05

Portfolio	1 Year		5 Years		10 Years		Since Inception		Date of Inception
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/18/98
JPMorgan Small Cap Core Equity
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/12/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/6/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
JPMorgan Value Opportunities
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Julius Baer Foreign
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	12/3/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
Legg Mason Partners All Cap
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
Legg Mason Value
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/11/05
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/6/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
Limited Maturity Bond
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Class S (revised for Service 2 shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Liquid Assets
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/7/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Lord Abbett Affiliated
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	6/24/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/1/00
Marsico Growth
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/1/03
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Marsico International Opportunities
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
Class S (revised for Service 2 shares)(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
MFS Total Return
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/1/03
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
MFS Utilities
Class S (revised for Class ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
Class S (revised for Service 2 shares)(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05

Portfolio	1 Year		5 Years		10 Years		Since Inception		Date of Inception
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
Oppenheimer Main Street®
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
PIMCO Core Bond
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	8/14/98
PIMCO High Yield
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Class S (revised for Service 2 shares)(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
Pioneer Equity Income
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]
Pioneer Fund
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/05
Class S (revised for Service 2 shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/05
Pioneer Mid Cap Value
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class S (revised for Service 2 shares)(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	4/29/05
Stock Index
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/04
T. Rowe Price Capital Appreciation
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	12/16/03
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
T. Rowe Price Equity Income
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/15/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/2/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Templeton Global Growth
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/21/92
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/21/92
UBS U.S. Allocation (2)
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/3/03
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/2/00
Van Kampen Equity Growth Pace
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/6/04
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/1/02

Portfolio	1 Year		5 Years		10 Years		Since Inception		Date of Inception
Van Kampen Growth and Income
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	2/22/04
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	10/4/93
Van Kampen Real Estate
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/19/03
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	1/24/89
VP Index Plus International Equity
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	7/29/05
Class S (revised for Service 2 shares)(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	7/29/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	7/29/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	7/29/05
Wells Fargo Mid Cap Disciplined
Class S (revised for ADV Class shares)	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/92
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	9/9/02
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	5/4/92
Wells Fargo Small Cap Disciplined
ADV Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%	11/30/05
Service 2	[ ]	%	[ ]	%	[ ]	%	[ ]	%	11/30/05
Class I	[ ]	%	[ ]	%	[ ]	%	[ ]	%	11/30/05
Class S	[ ]	%	[ ]	%	[ ]	%	[ ]	%	11/30/05

Each Portfolio may be categorized as to its market capitalization make-up (“large-cap,” “mid-cap” or “small-cap”) with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio’s characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio’s various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the portfolio’s returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Inex, the S&P Small Cap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE®  Index, the MSCI All Country World IndexSM, the MSCI All Country World Free IndexSM, the MSCI Emerging Markets Free IndexSM, the MSCI World IndexSM, the Russell Midcap® Index, the Russell Midcap® Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or person who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on over all performance or other criteria, and (ii) the effect of tax deferred compounding on a Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investments products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the Portfolios’ Adviser and its affiliates. Shares will generally not be offered to other investors.

Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5 % of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuers. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and let capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.

Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contact owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return on any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract’s Prospectus and SAI and you should consult your own tax adviser as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contacts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments—Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholdings from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The Portfolios listed above may invest in securities of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either the following test:  (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the productions of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio’s intention to qualify annually as a regulated investment company may limit a Portfolio’s elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts—The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusions”) will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-except entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [ ] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time, in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Partners All Cap, Legg Mason Value, MFS Utilities, Van Kampen Global Franchise and Van Kampen Real Estate.

On May 1, 2003, the Trust’s name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interest of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust’s shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur in one of more insurance company separate accounts, they might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do no deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for all Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust’s independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do no contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulation of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolios for the fiscal year ended December 31, 2006 are included in the Portfolios’ annual shareholder report and are incorporated in by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-366-0066.

APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa – judged to be the best quality; they carry the smallest degree of investment risk. Aa – judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A – possess many favorable investment attributes and are to be considered as “upper medium grade obligations.”  Baa – considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba – judged to have speculative elements; their future cannot be considered as well assured. B – generally lack characteristics of the desirable investment. Caa – are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca – speculative in a high degree; often in default. C – lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA – highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA – also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A – regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB – regarded as having an adequate capacity to pay interest and repay principal, whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories – this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C – predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation:  BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1:  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1:  Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short- term promissory obligations.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

A-1

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA:  Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:  Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:  Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC:  Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI:  The “CI” rating is reserved for income bonds on which no interest is being paid.

D:  Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1:  Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

And S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

A-1:  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2:  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-2

APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES

3

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

EFFECTIVE DATE: JULY 10, 2003
REVISION DATE: SEPTEMBER 11, 2006

I.                 INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.             VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.         DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.         APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they

B-2

deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.             VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.           Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-3

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a

B-4

matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Valuation, Proxy and Brokerage Committee

A Fund’s Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-5

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.         CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B-6

EXHIBIT 1

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

B-7

EXHIBIT 2

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.                 INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-8

II.             ROLES AND RESPONSIBILITIES

A.           Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.             Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to

B-9

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.             Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

B-10

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

A.           In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B-11

B.             Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

B-12

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.         ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.           Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

B-13

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.             Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment

B-14

Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.             REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-15

APPENDIX 1

TO THE

ADVISERS’ PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

NAME	TITLE OR AFFILIATION

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager - Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

B-16

EXHIBIT 3

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                 INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-17

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.               THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

B-18

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect”, generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this

B-19

reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance

B-20

of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered.

2.               PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.               AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder

B-21

proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.               PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

B-22

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.               TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

B-23

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.               MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

B-24

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.  CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting

B-25

rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

B-26

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.               EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

•                  Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s).

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn

B-27

rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including “claw back” recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

B-28

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.               STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.         MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

B-29

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.         MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

B-30

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND’S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set

B-31

corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.         GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (E.G., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

B-32

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

B-33

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees in (Hong Kong or France);

•                  simultaneous reappointment of retiring directors (South Africa);

•                  in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-34

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

B-35

•                  for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•                  provide for terms or participation that is markedly out of line with market practice;

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

B-36

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

B-37

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations AGAINST payouts deemed too low according to Agent’s methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a
CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

B-38

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-39

ING INVESTORS TRUST

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(800) 366-0066

STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2007

ING American Funds Growth Portfolio

ING American Funds International Portfolio

ING American Funds Growth-Income Portfolio

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Feeder Portfolio” and collectively, the “Feeder Portfolios”), of ING Investors Trust (“Trust”). A prospectus for the Feeder Portfolios, dated April 30, 2007, (“Prospectus”) that provides the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios’ principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address written above. This SAI is not a prospectus but is incorporated herein by reference and should be read in conjunction with the Prospectus dated April 30, 2007 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in the SAI are used as defined terms in the Prospectus.

The information in this SAI expands on the information contained in the Prospectus and any supplements thereto. The Feeder Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder reports dated December 31, 2006, are incorporated herein by reference. Copies of the Feeder Portfolios’ Prospectus and annual or semi-annual shareholder reports may be obtained by contacting the Trust at the address or phone number written above.

Shares of the Feeder Portfolios may be offered to separate asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified pension and retirement plans (“Qualified Plans”). Shares may also be offered to certain investment advisers and their affiliates.

INTRODUCTION	2

HISTORY OF THE TRUST	2

MASTER/FEEDER STRUCTURE	2

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS	13

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS	14

INVESTMENT RESTRICTION OF THE MASTER FUNDS	14

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS	16

MANAGEMENT OF THE TRUST	16

ADVISER	28

ADMINISTRATOR	33

DISTRIBUTION OF TRUST SHARES	34

CODE OF ETHICS	37

DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES	38

PROXY VOTING PROCEDURES	40

FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE	40

PERFORMANCE INFORMATION	41

TAXES	44

OTHER INFORMATION	47

APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES	B-1

i

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus for the Feeder Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios’ securities and some investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Feeder Portfolios’ Prospectus.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Feeder Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Feeder Portfolio is non-fundamental and, therefore, can be changed by the Board of Trustees of the Trust (“Board”) without the approval of shareholders.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

Each Feeder Portfolio is a “diversified company” within the meaning of that term under the Investment Company Act of 1940, as amended (“1940 Act”). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer, and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by the Board which has the responsibility for the overall management of the Trust.

MASTER/FEEDER STRUCTURE

Each Feeder Portfolio invests all of its assets in a series of American Funds Insurance Series® (the “Master Series”) (each a “Master Fund” and collectively, the “Master Funds”) in a master/feeder structure. The Feeder Portfolios do not buy investment securities directly. Instead, each Feeder Portfolio invests in a Master Fund which in turn purchases investment securities. Each Feeder Portfolio’s Master Fund is listed below:

Feeder Portfolio	Master Fund

ING American Funds Growth Portfolio	Growth Fund (Class 2 shares) (“Growth Fund”)

ING American Funds International Portfolio	International Fund (Class 2 shares) (“International Fund”)

ING American Funds Growth-Income Portfolio	Growth-Income Fund (Class 2 shares) (“Growth-Income Fund”)

The investment adviser for the Master Funds is Capital Research and Management Company (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited

2

investors (“Interestholders”). The expenses and, correspondingly, the returns of other interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

In addition, as described below, under the terms of an investment management agreement (“Advisory Agreement”) and an administration agreement (“Administration Agreement”), if a Feeder Portfolio divests itself of its interests in a Master Fund and the Board asks ING Investments, LLC (“ING Investments”) as the Feeder Portfolios’ investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ING Investments, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee of 0.10% to ING Funds Services, LLC. The advisory fees paid to ING Investments, however, may be higher than the fees payable by the Master Fund (and indirectly by the Feeder Portfolios) to CRMC because the asset level of the Feeder Portfolio after divesting from the Master Fund may be lower thereby preventing the Feeder Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio does not pay an administration fee. Therefore, a Feeder Portfolio’s expenses may be higher if the Trust were to withdraw a Portfolio’s assets from a Master Fund.

Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio’s assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund and a Feeder Portfolio if such action is required by law, or if the Trust’s Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio’s assets, the Trust’s Board would then consider whether to invest the Feeder Portfolio’s assets in another pooled investment entity, ask ING Investments to manage either directly or with a sub-adviser under the Advisory Agreement between the Trust and ING Investments, or take other appropriate action.

Investment of each Feeder Portfolio’s assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

The board of directors/trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

3

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

Investment Strategies and Risks

Master Funds — The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

Feeder Portfolios — The following supplements the discussion in the Feeder Portfolios’ Prospectus and in the Master Funds’ prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Feeder Portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Feeder Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

4

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company’s organization and operations.

Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

High-Yield Bonds

“High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”), or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality. In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Feeder Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Many of the outstanding high-yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Feeder Portfolio to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Feeder Portfolio were investing in higher quality bonds.

5

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high-yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market. When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Feeder Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates. See “U.S. Government Securities.”

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

Early repayments of principal on the underlying mortgages may expose a Master Fund and a Feeder Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

6

Privately-Issued Mortgage-Backed Securities

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

U.S. Government Securities

Investments in U.S. government securitiesinclude instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Feeder Portfolio will invest in securities of such agencies or instrumentalities only when ING Investments is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Zero-Coupon

Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

7

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Warrants

Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Feeder Portfolio to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Feeder Portfolio will lose its entire investment in such warrant.

Floating Rate Securities

Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Foreign Securities

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign

8

companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Feeder Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

Depositary Receipts

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (“ADRs”), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (“EDRs”), which are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (“GDRs”), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Repurchase Agreements

In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed-rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

Other Investment Companies

All Feeder Portfolios may invest in shares issued by other investment companies. Each Feeder Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Feeder Portfolio will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

9

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund’s or a Feeder Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Feeder Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Feeder Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

Restricted Securities

Restricted securities (“Restricted Securities”) include securities that are not registered under the Securities Act of 1933 (“1933 Act”), including those that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act (“Rule 144A Securities”). Certain Rule 144A Securities may be deemed to be liquid in accordance with procedures adopted by the Feeder Portfolios’ or Master Funds’ respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Feeder Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986 (“Code”), the Feeder Portfolios or Master Funds may also invest in Restricted Securities that may not be sold under Rule 144A Securities, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Feeder Portfolio may not be able to sell these securities when ING Investments wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Feeder Portfolio’s or a Master Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Feeder Portfolio’s or Master Fund’s shares. A Feeder Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Feeder Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

10

Risks of investing in the real estate industry include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters;

•                  limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Small Companies

Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Feeder Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Feeder Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

Unseasoned Companies

Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

11

Temporary Defensive Investments

For temporary and defensive purposes, each Feeder Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Feeder Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Feeder Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

12

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Feeder Portfolio’s voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio’s outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Feeder Portfolio’s outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

The ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio may not:

1.                                       Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to: (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.                                       Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.                                       Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.                                       Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

5.                                       Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.                                       Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.                                       Deviate from being a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

13

8.                                       “Concentrate” its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Feeder Portfolio’s holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio’s investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio. Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio’s assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS

Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.

Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

INVESTMENT RESTRICTION OF THE MASTER FUNDS

The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval of a majority of each Master Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. However, except for the fundamental investment restrictions listed below, the investment policies of the Master Funds described in the SAI are non-fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a Master Fund.

If a change in a Master Fund’s investment restrictions is submitted to the holders of the Trust’s outstanding voting securities, the matter will be deemed to be acted upon with respect to a Feeder Portfolio if a majority of the outstanding voting securities of the Feeder Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder’s of a majority of the outstanding voting securities of any other Feeder Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

14

The following are the Master Funds’ fundamental investment restrictions. The Master Funds may not:

1.                                       Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund’s total assets and, provided further, that the limitation shall not apply to obligations of the government of the United States under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund’s total assets.

2.                                       As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.                                       Invest more than 25% of each Master Fund’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4.                                       Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.                                       Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.                                       Invest in companies for the purpose of exercising control or management.

7.                                       Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.                                       Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

9.                                       Purchase securities on margin.

10.                                 Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.                                 Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12.                                 Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.                                 Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series’ trustees pursuant to an exemptive order granted by the SEC.

Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund as an underwriter as that term is defined under the 1933 Act.

15

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

The following are the Master Funds’ non-fundamental investment policies:

1.                                       Each Master Fund may not invest more than 15% of its net assets in illiquid securities.

2.                                       The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust. The Board governs each Feeder Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio’s performance. As of [—], 2007, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner and Roger B. Vincent. The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Robert S. Naka, Kimberly A. Anderson, Ernest J. C’DeBaca, Robert Terris, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Mary Bea Wilkinson, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee of the Trust.

16

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee

Independent Trustees

John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Trustee	January 2005 – Present

President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present). Formerly, Executive Director, The Mark Twain House & Museum (4) (September 1989 – November 2005).

				[—]	None.

Patricia W. Chadwick(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 –Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	[—]	None.

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1997 –Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 – Present).	[—]	None.

R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 1997 – Present	President, College of New Jersey (January 1999 – Present).	[—]	None.

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	[—]	Assured Guaranty Ltd. (April 2004 – Present).

Jock Patton 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Chairman and Trustee	February 2002 –Present	Private Investor (June 1997 – Present). Formerly, Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 – December 2001).	[—]	JDA Software Group, Inc. (January 1999 – Present); and Swift Transportation Co. (March 2004 – Present).

Sheryl K. Pressler(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 – Present	Consultant (May 2001 – Present). Formerly, Chief Executive Officer, Lend Lease Real Estate Investments, Inc. (March 2000 – April 2001).	[—]	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 –Present	President and Director, F.L. Putnam Securities Company, Inc.(June 1978 – Present).	[—]	Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).

Roger B. Vincent (5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1994 –Present	President, Springwell Corporation (March 1989 – Present).	[—]	AmeriGas Propane, Inc. (January 1998 – Present), and UGI Corporation (February 2006 – Present).

17

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee

Trustees who is an “Interested Person”

John G. Turner (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 – January 2002); Director of ReliaStar Life Insurance Company of New York (April 1975 – December 2001); and Chairman and Trustee of the Northstar affiliated investment companies (May 1993 – December 2001).

				[—]	Hormel Foods Corporation (March 2000 – Present); and Conseco, Inc. (September 2003 – Present).

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) As of April [—], 2007.

(3) For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund, ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners Inc.

(4) Shaun Mathews, President of ING USFS Mutaul Funds and Investment Products, has held a seat on the Board of Directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6) Mr. Turner is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

18

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present)(5); Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (December 2001 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2), and Directed Services, LLC (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC(2) (June 1998 – December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2) (August 2000 – January 2003).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 – Present January 2003 – Present

Executive Vice President and Chief Operating Officer, ING Funds Service, LLC(3) and ING Investments, LLC(2) (March 2006 – Present); and Assistant Secretary, ING Funds Services, LLC(3) (October 2001 – Present). Formerly, Senior Vice President, ING Funds Services, LLC(3) (August 1999 – March 2006).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC(2) and Directed Services, LLC (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 – May 2001).

19

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)(2)	Principal Occupation(s) During the Last Five Years

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005– Present

Senior Vice President, ING Funds Services, LLC (3)(April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (October 2001 – October 2003)

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	May 2006 – Present	Senior Vice President of Operations, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 – May 2006).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2003 – Present	Head of Strategic Relationships, ING U.S. Financial Services (2003 – Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 – 2002).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

20

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)(2)	Principal Occupation(s) During the Last Five Years

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 — Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 — Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 — Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 — September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 — Present	Counsel, ING Americas, U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003).

(1)          The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)          Mr. Mathews commenced service as the President and the Chief Executive Officer on November 9, 2006.

21

TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by the ING Family of Funds at all times (“Policy”). For this purpose, beneficial ownership of Feeder Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Feeder Portfolio.

Under this Policy, the initial value of investments in the mutual funds of the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Feeder Portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Trustees’ Feeder Portfolio Equity Ownership Positions

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

	Dollar Range of Equity Securities in Each Feeder Portfolio as of December 31, 2006			Aggregate Dollar Range of Equity Securities in All Registered Investment
Name of Trustee	ING American Funds Growth Portfolio	ING American Funds International Portfolio	ING American Funds Growth-Income Portfolio	Companies Overseen by Trustee in Family of Investment Companies

John V. Boyer	[—]	[—]	[—]	[—]

Patricia W. Chadwick(1)	[—]	[—]	[—]	[—]

J. Michael Earley	[—]	[—]	[—]	[—]

R. Barbara Gitenstein	[—]	[—]	[—]	[—]

Patrick W. Kenny	[—]	[—]	[—]	[—]

Walter H. May(3)	[—]	[—]	[—]	[—]

Jock Patton	[—]	[—]	[—]	[—]

Sheryl K. Pressler(1)	[—]	[—]	[—]	[—]

David W.C. Putnam	[—]	[—]	[—]	[—]

Roger B. Vincent	[—]	[—]	[—]	[—]

Trustees who are “Interested Persons”

John G. Turner	[—]	[—]	[—]	[—]

(1)     Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)     Held in a Deferred Compensation Account.

(3)     Retired as a Trustee effective January 11, 2007.

Independent Trustee Ownership of Shares

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the ING

22

Investments or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2006.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class

John V. Boyer	N/A	N/A	N/A	$0	N/A

Patricia W. Chadwick(1)	N/A	N/A	N/A	$0	N/A

J. Michael Earley	N/A	N/A	N/A	$0	N/A

R. Barbara Gitenstein	N/A	N/A	N/A	$0	N/A

Patrick W. Kenny	N/A	N/A	N/A	$0	N/A

Walter H. May(2)	N/A	N/A	N/A	$0	N/A

Jock Patton	N/A	N/A	N/A	$0	N/A

Sheryl k. Pressler(1)	N/A	N/A	N/A	$0	N/A

David W. C. Putnam	N/A	N/A	N/A	$0	N/A

Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)          Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)          Retired as a Trustee effective January 11, 2007.

Compensation of Trustees

Each Feeder Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, $10,000 and $10,000(1), respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Feeder Portfolio is based on each Feeder Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by ING Investments or its affiliate, Directed Services, LLC, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by the Feeder Portfolios’ ING Investments regarding compensation of Trustees by each Feeder Portfolio and other funds managed by the ING Investments and its affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of a Feeder Portfolio do not receive any compensation from a Feeder Portfolio or any other funds managed by the ING Investments or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active.  The compensation per quarter to the Chairperson is $2,500.  If the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

23

Compensation Table

Name of Person, Position	Aggregate Compensation from ING American Funds Growth Portfolio		Aggregate Compensation from ING American Funds Int’l Portfolio		Aggregate Compensation from ING American Funds Growth-Income Portfolio		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(1)	Total Compensation from Registrant and Fund Complex Paid to Trustees (2) (3)

John V. Boyer Trustee	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Patricia W. Chadwick, Trustee(4)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

J. Michael Earley Trustee	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

R. Barbara Gitenstein, Trustee	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Patrick W. Kenny Trustee (5)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Walter H. May Trustee(6)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Thomas J. McInerney Trustee (7) (8)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Jock Patton Trustee	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Sheryl K. Pressler(4)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

David W.C. Putnam Trustee	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

John G. Turner Trustee (6)(7)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Roger B. Vincent Trustee (5)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

Richard A. Wedemeyer Trustee(9)	$	[—]	$	[—]	$	[—]	[—]	[—]	$	[—]

(1)                            The Trust has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)                            Represents compensation for [—]funds (total in ING Family of Funds as of December 31, 2006).

(3)                            Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)                            Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(5)                            During the fiscal year ended December 31, 2006, Mssers. Kenny and Vincent deferred $[—] and $[—], respectively, of their compensation from the Fund Complex.

(6)                            Retired from the Board effective January 11, 2007.

(7)                            “Interested Person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(8)                            Resigned from the Board effective April 28, 2006.

(9)                            Retired from the Board effective May 25, 2006.

24

Board

The Board governs each Feeder Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Feeder Portfolios’ activities, review contractual arrangements with companies that provide services to each of the Feeder Portfolios, and review each Feeder Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a charter approved by the Board.

Board Committees

Executive Committee. The Board has an Executive Committee whose function is to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. Patton, Turner and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee. The Board has an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, its financial statements and interim accounting contracts, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee: Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Feeder Portfolios for which market value quotations are not readily available, overseeing management’s administration of proxy voting and overseeing the effectiveness of ING Investments’ usage of the companies brokerage and ING Investments’ compliance charging regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other

25

things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process. In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Feeder Portfolios’ Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Feeder Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.

The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, Vincent and Patton. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committee. The Board has an Investment Review Committees to, among other things, monitor the investment performance of the Feeder Portfolios and make recommendations to the Board with respect to the Feeder Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly, International and Fixed-Income Funds) currently consists of four (4) Independent Trustees: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer and Kenny. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

26

Compliance Committee.The Board has a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Feeder Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios. The responsibilities of the Contracts Committee include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, Patton and Vincent. Ms. Pressler serves as the Chairperson of the Contracts Committee. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Control Persons and Principal Shareholders

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of [—-], 2007, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. (“ING Groep”) (NYSE: ING), or any affiliated companies of ING Investments or ING Groep. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep. ING Groep is one of the largest financial services organization in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors

Shares of the Feeder Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates.

As of [—-], 2007, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Feeder Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Feeder Portfolios addressed herein, except ING USA Annuity and Life Insurance

27

Company. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. A control person may be able to take action regarding a Feeder Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company may be deemed a control person of the Feeder Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series as follows:

Portfolio and Class	Percentage of Class	Percentage of Portfolio	Name and Address

ADVISER

The adviser for the Feeder Portfolios is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Feeder Portfolios, has the overall responsibility for the management of each Feeder Portfolio’s investment portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep.

On February 26, 2001, the name of the ING Investments changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the investment adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”

The Trust currently offers the shares of its operating Feeder Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA. ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company (“Golden American”) and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Feeder Portfolios to separate accounts of other affiliated insurance companies.

ING Investments serves pursuant to the Advisory Agreement between ING Investments and the Trust. The Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each Feeder Portfolio.

The Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Feeder Portfolios and to furnish advice and recommendations with respect to investment of each Feeder Portfolio’s assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Advisory Agreement provides that ING Investments is not subject to liability to the Feeder Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

28

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio’s investment objectives, policies and restrictions.

After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Feeder Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

For information regarding the basis of the Board’s approval of the Advisory Agreement, please refer to the annual shareholder report dated December 31, 2006.

In considering the agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

The Advisory Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by ING Investments. The Advisory Agreement will automatically and immediately terminate in the event of its “assignment” (as defined in the 1940 Act and the rules and regulations thereunder).

ADVISORY FEE

Under the terms of the Advisory Agreement, during periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio’s average daily net assets during the month, as set out below.

29

Feeder Portfolio	Annual Adviser Fee

ING American Funds Growth Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
plus 0.30% on net assets in excess of $13.0 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds International Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.69% of the first $500 million of net assets;
plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
plus 0.45% on net assets in excess of $10.5 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING American Funds Growth-Income Portfolio

If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
plus 0.40% on net assets greater than $1.5 billion but not exceeding

30

Feeder Portfolio	Annual Adviser Fee

$2.5 billion;
plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
plus 0.242% on net assets in excess of $10.5 billion; and
0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

For the fiscal years ended December 31, 2006, 2005 and 2004, ING Investments did not receive any investment advisory fees.

Investment Adviser to the Master Funds

The investment adviser to the Master Funds, CRMC, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC’s research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.

CRMC is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

Investment Advisory and Service Agreement - The Investment Advisory and Service Agreement (“Agreement”) between the Series and CRMC will continue in effect until December 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of trustees of the Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

31

As compensation for its services, CRMC receives a monthly fee paid which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

Master Fund	Annual Investment Advisory Fee

Growth Fund

0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
plus 0.30% on net assets in excess of $13.0 billion but not exceeding $21billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.

International Fund

0.69% of the first $500 million of net assets;
plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
 plus 0.45% on net assets in excess of $10.5 billion but not exceeding $17 billion, plus 0.44% on net assets greater than $17 billion but not exceeding $21 billion, plus 0.43% on net assets in excess of $21 billion.

32

Master Fund	Annual Investment Advisory Fee

Growth-Income Fund

0.50% of the first $600 million of net assets;
plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
plus 0.242% on net assets in excess of $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion.

The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the periods ended December 31, 2006, 2005 and 2004.

Feeder Portfolio	2006	2005	2004

ING American Funds Growth Portfolio		$5,839	$2,362

ING American Funds Growth-Income Portfolio		$2,480	$1,808

ING American Funds International Portfolio		$4,323	$1,145

(1) Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different. Amounts shown are rounded to thousands.

For more information regarding the sub-adviser of the Master Funds and for information regarding the Master Funds’ sub-adviser’s compensation, other accounts managed by the Master Funds’ sub-adviser and the Master Funds’ sub-adviser’s ownership of securities in the Feeder Portfolios, see the Master Funds’ statement of additional information which is delivered together with this SAI.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as Administrator for the Feeder Portfolios pursuant to the Administration Agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Feeder Portfolios, except for those services performed by the ING Investments under the Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Feeder Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Feeder Portfolios. ING Funds Services also furnishes the Feeder

33

Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Feeder Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring the Feeder Portfolios’ compliance with applicable legal requirements and with their investment policies and restrictions for the Feeder Portfolios.

The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Feeder Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day’s written notice to the Trust.

During periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the ING Investments.

For the fiscal years ended December 31, 2006, 2005 and 2004, the Administrator did not receive any fees pursuant to the Administration agreement.

DISTRIBUTION OF TRUST SHARES

Shares of each Feeder Portfolio are distributed by ING Funds Distributor pursuant to a Distribution Agreement between the Trust, on behalf of each Feeder Portfolio, and ING Funds Distributor. ING Funds Distributor is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Feeder Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor’s duties under the agreement or by reason of the Distributor’s reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”).

The Distribution Agreement will remain in effect from year to year with respect to each Feeder Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio. The Plan may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days’ written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Distributor. The Plan terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. ING Funds Distributor, like ING Investments, is an indirect, wholly-owned subsidiary of ING Groep.

34

Rule 12b-1 Plans of the Feeder Portfolios

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of each Feeder Portfolio. ING Funds Distributor serves as the Feeder Portfolios’ Distributor and Principal Underwriter. ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258. ING Funds Distributor is not obligated to sell a specific amount of a Feeder Portfolio’s shares. ING Funds Distributor is an affiliate of ING Investments.

The 12b-1 Plan provides that the Feeder Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor at annual rates not to exceed 0.50% of the average daily net assets of such Feeder Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses). The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The 12b-1Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Feeder Portfolio attributable to an insurance company’s variable contract owners during that quarterly period. Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the Feeder Portfolios’ investment objectives and policies and other information about the Feeder Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Feeder Portfolios; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the Feeder Portfolios’ accounts; and (h) financing any other activity that the Trust’s Board determines is primarily intended to result in the sale of the Feeder Portfolios’ shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1Plan. The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose. The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios. The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios. Once

35

terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the Feeder Portfolios. These anticipated benefits include increased promotion and distribution of the Feeder Portfolios’ shares, an enhancement in the Feeder Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

Payments made as of the fiscal year ended December 31, 2006 under the 12b-1 Plan, are as follows:

Feeder Portfolios	Distribution Fees (Rule 12b-1 Plan)

ING American Funds Growth Portfolio
Advertising	$	[—]
Printing	$	[—]
Salaries & Commissions	$	[—]
Broker Servicing	$	[—]
Miscellaneous	$	[—]
Total	$	[—]
ING American Funds International Portfolio
Advertising	$	[—]
Printing	$	[—]
Salaries & Commissions	$	[—]
Broker Servicing	$	[—]
Miscellaneous	$	[—]
Total	$	[—]
ING American Funds Growth-Income Portfolio
Advertising	$	[—]
Printing	$	[—]
Salaries & Commissions	$	[—]
Broker Servicing	$	[—]
Miscellaneous	$	[—]
Total	$	[—]

Rule 12b-1 Plans of the Master Funds

The Master Series has adopted a Plan of Distribution (“Master Fund Plan”) for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund’s average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Feeder Portfolio, pay only their proportionate share of a Master Fund Plan’s expenses.

36

The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2006.

Feeder Portfolio	Distribution Fee(1) 2006

ING American Funds Growth Portfolio	$	[—]
ING American Funds Growth-Income Portfolio	$	[—]
ING American Funds International Portfolio	$	[—]

(1) Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.

For additional information regarding the Master Fund Plans, see the Master Funds’ statement of additional information which is delivered together with this SAI.

Fund Participation Agreement

The Trust, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a “Mixed and Shared Funding Order” from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Feeder Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

CODE OF ETHICS

The Feeder Portfolios, ING Investments, the Master Funds’ investment adviser, and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Feeder Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Feeder Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Feeder Portfolios

37

that may arise from personal trading of securities that may be purchased or held by the Feeder Portfolios or the Feeder Portfolios’ shares. The Code of Ethics also prohibits short-term trading of each Feeder Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Feeder Portfolios’ Compliance Officer or his or her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE FEEDER PORTFOLIOS’ PORTFOLIO SECURITIES

Each Feeder Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Feeder Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Feeder Portfolio posts its complete portfolio holdings schedule on ING Fund’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (i.e., each Feeder Portfolio will post the quarter-ending June 30 holdings on August 1).

Each Feeder Portfolio also compiles a list of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING Fund’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute each Feeder Portfolio’s shares and most third parties may receive a Feeder Portfolio’s annual or semi-annual shareholder reports, or view on ING Funds’ website, the Feeder Portfolios’ complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Fund’s website, a Feeder Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Feeder Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Feeder Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Feeder Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                  To the Feeder Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

•                  To financial printers for the purpose of preparing the Feeder Portfolios’ regulatory filings,

•                  For the purpose of due diligence regarding a merger or acquisition,

38

•                  To a new adviser or sub-adviser prior to the commencement of its management of the Feeder Portfolios,

•                  To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Feeder Portfolios than is posted on the Feeder Portfolios’ website,

•                  To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Feeder Portfolios,

•                  To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolios, or

•                  To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Feeder Portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Feeder Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Feeder Portfolios’ portfolio securities is in the best interests of the Feeder Portfolios’ shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios’ shareholders, on the one hand, and those of the ING Investments, principal underwriter or any affiliated person of the Feeder Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Feeder Portfolios’ Administrator to implement the Board’s policies and direct Administrator to document the expected benefit to shareholders. Among other considerations, the Administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Feeder Portfolio’s shareholders. Similarly, the Administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of the Feeder Portfolio’s Administrator to authorize the release of the Feeder Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Feeder Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released

Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders. The Feeder Portfolios’ Board must approve any

39

material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Feeder Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Feeder Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

When a Feeder Portfolio is a feeder in a master/feeder structure, it passes votes requested by the Master Fund to its shareholders. This means that, if a Feeder Portfolio is solicited by the Master Fund, it will request instructions from its own shareholders, through the holders of Variable Contracts, as to the manner in which to vote its interest in the Master Fund. Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund’s proxy voting policies and procedures. The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios’ portfolio securities. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Feeder Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Feeder Portfolios’ proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. No later than August 31st of each year, information is available through the ING Funds’ website (www.INGFunds.com) regarding how to locate information in the SEC’s EDGAR database (www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th. Information regarding how the Feeder Portfolios voted proxies, if any, regarding portfolio securities during the same period is also available by August 31st through the ING Funds’ website or the SEC’s EDGAR database.

FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage and Research Services

The brokerage commission for each of the Feeder Portfolios is paid at each Feeder Portfolio’s Master Fund level. For information regarding portfolio brokerage of each Master Fund see the Master Funds’ statement of additional information which is delivered together with this SAI.

Feeder Portfolio Turnover

The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Feeder Portfolios.

40

Determination of Net Asset Value of the Feeder Portfolios

As noted in the Prospectus, the net asset value (“NAV”) and offering price of each class of each Feeder Portfolio’s shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Feeder Portfolio shares will not be priced on these days. On these days, securities held by a Master Fund may nevertheless be actively traded, and the value of a Feeder Portfolio’s share could be indirectly affected. The NAV per share of each class of each Feeder Portfolio is calculated by taking the value of the Feeder Portfolio’s assets attributable to that class, subtracting the Feeder Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Feeder Portfolios is determined based upon the NAV of the Master Funds. Determination of the NAV of the Master Funds is the responsibility of the Master Funds and not the Feeder Portfolios’.

Determination of Net Asset Value of the Master Funds

Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Funds’ statement of additional information which is delivered together with this SAI.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the Feeder Portfolios, and the total return of the Feeder Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular thirty 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

41

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Feeder Portfolio), calculated pursuant to the following formula: P (1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the Feeder Portfolios’ average annual total returns for the periods indicated for each year ended December 31:

	1 Year(1)		5 Years(1)	Since Inception of Feeder Portfolios (1)
ING American Funds Growth Portfolio	[—]	%	N/A	[—]	%
ING American Funds Growth-Income Portfolio	[—]	%	N/A	[—]	%
ING American Funds International Portfolio	[—]	%	N/A	[—]	%

(1) The Feeder Portfolios commenced operations September 9, 2003.

Each Feeder Portfolio may be categorized as to its market capitalization make-up (“large cap,” mid cap” or “small cap”) with regard to the market capitalization of the issuers whose securities it holds. A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio’s characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio’s various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond’s cash flows, the weights being present value of each cash flow as a percentage of the bond’s full price.

Beta is a historical measure of a portfolio’s market risk; a Beta of 1.10 indicates that the Feeder Portfolio’s returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Feeder Portfolio’s returns tended to be 10% lower than the market return during periods in which market returns were negative.

Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Composite Stock Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index, the Dow Jones Industrial Average (“DJIA”), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the Morgan Stanley Capital International Inc.’s (“MSCI”) Europe Australasia Far East® Index, the MSCI All Country World Index™, the MSCI Emerging Markets Index™, the MSCI World Index™, the Russell Midcap® Index, the Russell Midcap®

42

Growth Index, the Russell 1000® Index, the Russell 1000® Growth, the Russell 1000® Value, the Russell 2000® Index, the Russell 3000® Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Feeder Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, ING Investments, or CRMC, including (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which the Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in the Feeder Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Feeder Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Feeder Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

43

TAXES

Shares of the Feeder Portfolios may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts. Shares may also be offered to Qualified Plans outside the Variable Contract and to ING Investments and its affiliates in connection with the creation or management of a Feeder Portfolio. Shares will generally not be offered to other investors.

Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”). To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following (1) the Feeder Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derivd from an interest in a publicly held partnership, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Feeder Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Feeder Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer of two or more issuers which the Feeder Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships. If each Feeder Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund. Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real

44

property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Feeder Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Feeder Portfolio. You may not select or direct the purchase or sale of a particular investment of a Feeder Portfolio. All investment decisions concerning the Feeder Portfolios must be made by the portfolio manager for such Feeder Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Feeder Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Feeder Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Feeder Portfolio will be subject to federal, and possibly state, corporate taxes on its

45

taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Feeder Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Feeder Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments — Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Feeder Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

A “passive foreign investment company” (“PFIC”) is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments. Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Feeder Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Feeder Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional

46

information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Feeder Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Feeder Portfolio. All of the Feeder Portfolios discussed in this SAI are diversified under the 1940 Act.

On May 1, 2003, the Trust’s name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

Voting Rights

Shareholders of the Feeder Portfolios are given certain voting rights. Each share of each Feeder Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Feeder Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders’ communications.

47

Purchase of Shares

Shares of a Feeder Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for Variable Contracts. Shares of the Feeder Portfolios are sold to insurance company separate accounts funding both VA Contracts and VLI Contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA contract owners and VLI policy owners, and between Separate Accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company Separate Accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

Redemption of Shares

Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in the Feeder Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio’s shares.

48

Exchanges

Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Accounts that invest in the Feeder Portfolio.

The Trust reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time. In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Feeder Portfolio.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Feeder Portfolios.

Transfer Agent

DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64121, serves as the transfer agent and dividend-paying agent to the Feeder Portfolios.

Independent Registered Public Accounting Firm

KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, serves as the Feeder Portfolios’ independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax and related services. For information regarding the Master Funds’ independent registered public accounting firm, please consult the Master Funds’ statement of additional information.

Legal Counsel

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Registration Statement

This SAI and the accompanying Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

49

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Reports to Shareholders

The fiscal year of the Trust ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

Financial Statements

Financial statements for the fiscal year ended December 31, 2006 are included in the Feeder Portfolios’ annual shareholder report and are incorporated by reference in this SAI.  The Feeder Portfolios’ annual and semi-annual shareholder reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

50

APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

A-1

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

A-2

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

EFFECTIVE DATE: JULY 10, 2003
REVISION DATE: SEPTEMBER 11, 2006

I.                 INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.             VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.         DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.         APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they

B-2

deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.             VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.           Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-3

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a

B-4

matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Valuation, Proxy and Brokerage Committee

A Fund’s Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-5

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.         CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B-6

EXHIBIT 1

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

B-7

EXHIBIT 2

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.                 INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-8

II.             ROLES AND RESPONSIBILITIES

A.           Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.             Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to

B-9

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.             Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

B-10

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

A.           In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B-11

B.             Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

B-12

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.         ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.           Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

B-13

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.             Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment

B-14

Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.             REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-15

APPENDIX 1

TO THE

ADVISERS’ PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

NAME	TITLE OR AFFILIATION

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager - Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

B-16

EXHIBIT 3

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                 INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-17

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.               THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

B-18

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect”, generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this

B-19

reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance

B-20

of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered.

2.               PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.               AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder

B-21

proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.               PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

B-22

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.               TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

B-23

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.               MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

B-24

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.  CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting

B-25

rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

B-26

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.               EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

•                  Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s).

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn

B-27

rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including “claw back” recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

B-28

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.               STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.         MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

B-29

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.         MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

B-30

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND’S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set

B-31

corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.         GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (E.G., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

B-32

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

B-33

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees in (Hong Kong or France);

•                  simultaneous reappointment of retiring directors (South Africa);

•                  in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-34

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

B-35

•                  for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•                  provide for terms or participation that is markedly out of line with market practice;

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

B-36

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

B-37

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations AGAINST payouts deemed too low according to Agent’s methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a
CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

B-38

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-39

ING INVESTORS TRUST
7337 East Doubletree Ranch Road
Scottsdale, AZ  85258
1-800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

ING Franklin Templeton Founding Strategy Portfolio

Adviser Class, Institutional Class and Service Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (“Portfolio”) of ING Investors Trust (“Trust”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolio that provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or from the Portfolio’s principal underwriter, ING Funds Distributor, LLC at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. Copies of the Portfolio’s Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.

Shares of the Portfolio are sold to insurance company separate accounts, so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolio also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

INTRODUCTION	1
HISTORY OF THE TRUST	1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	1
INVESTMENT RESTRICTIONS	47
FUNDAMENTAL INVESTMENT RESTRICTIONS	47
MANAGEMENT OF THE TRUST	49
INFORMATION ABOUT THE TRUSTEES	50
INFORMATION ABOUT THE TRUST’S OFFICERS	52
SHARE OWNERSHIP POLICY	54
TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS	55
BOARD COMMITTEES	55
Frequency of Board Meetings	56
Valuation, Proxy and Brokerage Committee	56
Executive Committee	56
Nominating Committee	56
Audit Committee	56
Investment Review Committee	57
Compliance Committee	57
Contracts Committee	57
Compensation of Trustees	58
OWNERSHIP OF SHARES	60
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	60
ADVISER	61
Information About the Directed Services, LLC	61
Adviser Agreement	61
Expense Limitation Agreement	62
ADMINISTRATOR	62
DISTRIBUTOR	63
CODE OF ETHICS	65
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	65
PROXY VOTING PROCEDURES	67
PORTFOLIO TRANSACTIONS AND BROKERAGE	67
INVESTMENT DECISIONS	67
BROKERAGE AND RESEARCH SERVICES	67
Portfolio Turnover	70
NET ASSET VALUE	70
PERFORMANCE INFORMATION	72
TAXES	73
OTHER INFORMATION	77
CAPITALIZATION	77
VOTING RIGHTS	77
PURCHASE OF SHARES	77
REDEMPTION OF SHARES	78
EXCHANGES	78
CUSTODIAN	78
TRANSFER AGENT	78
INDEPENDENT AUDITORS	78
LEGAL COUNSEL	79
REGISTRATION STATEMENT	79
FINANCIAL STATEMENTS	79
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES

B-1

i

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser (“ADV Class”), Institutional (“Class I”) and Service (“Class S”) Class shares of the Portfolio, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques. Some of the Portfolio’s investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, Directed Services, LLC (“DSL”) or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of the Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses Terms not defined herein have the meanings given to them in the Prospectus.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] investment Portfolios. The Trust is an open-end management investment company authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust has authorized [     ] Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to ING Franklin Templeton Founding Strategy Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolio normally invests all of its assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolio does not invest directly in securities. However, they are subject to the risks described below indirectly through their investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectus and/or SAI, as well as the federal securities laws.

FIXED-INCOME INVESTMENTS

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some

1

are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities or when adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease

2

obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

3

Custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the feesand expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, inthe event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Corporate Debt Securities

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or SAIs. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Underlying Funds may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser. Another Underlying Fund may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

4

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s Investors Service (“Moody’s”) or Standard and Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

High-Yield Bonds

Certain of the Underling Funds may invest in high-yield bonds. “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa by Moody’s or BBB by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality. In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in the Portfolio that invests in an Underlying Fund that has the ability to hold high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Many of the outstanding high-yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur

5

additional expenses to seek recovery. In the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market. When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds. “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Banking Industry And Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the

6

securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or

7

Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio’s policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio’s investment income may be received or realized in foreign currencies, the Portfolio would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and

8

interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed- rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more

9

recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolio, the National Median Cost of Portfolio, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading

10

markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA Certificates

Certain of the Underlying Funds may invest in Government National Mortgage Association (“GNMA”) certificates (“GNMA Certificates”). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by

11

the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation

12

Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for

13

the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

14

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An

15

investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

16

Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (“Board”), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

17

To Be Announced (“TBA”) Sale Commitments

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an

18

inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Guaranteed Investment Contracts

Certain of the Underlying Funds may invest in guaranteed investment contracts (“GICs”). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Credit-Linked Notes

Certain of the Underlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest

19

payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. An Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s

20

or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•                                          The purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

•                                          Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An

21

Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

General Description of Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

22

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indexes.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1)           When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)           Forego possible price appreciation;

(b)           Create a situation in which the securities would be difficult to repurchase; or

(c)           Create substantial brokerage commissions;

(2)           When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

(1)           If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)           To close out stock index futures sales transactions.

23

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Investment In Gold And Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

24

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable

25

it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”). LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to

26

permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Options on Securities Indexes

Certain of the Underlying Fundsmay purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (“SEC”) has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is

27

included in the Underlying Fund’s assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Options On Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

28

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value

29

of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities.Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed

30

securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying

31

Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. “Covered rolls” are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward

32

commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Foreign Securities

Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental

33

involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might

34

adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Certain of the Underlying Fundsthat invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts

Certain of the Underlying Fundsmay enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets

35

denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Certain of theUnderlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

36

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange Warrants(SM) (“CEWs(SM)”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S.

37

dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component

38

businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See “Borrowing” for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.

39

Shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio and certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below. Certain Underlying Funds may invest in Exchange Traded Funds (“ETFs”), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when the Portfolio invests in ETF’s, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in

40

the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Initial Public Offerings (“IPOs”)

Certain of the Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Underlying Fund’s sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Fund’s performance when the Portfolio’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Underlying Fund’s returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolio’s assets as it increases in size and therefore have a more limited effect on the Underlying Fund’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

41

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.

42

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust’s Board.

Restricted Securities

Certain of the Underlying Funds also maypurchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIB”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment

43

program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters;

•                  limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

44

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security.  It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies — Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or

45

collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Internet And Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding The Internet Industry

The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such

46

changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the Underlying Fund’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the

47

Portfolio are present or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.  The investment objective, and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio.  For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, the Portfolio may not:

1.               purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2.               purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.               borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.               make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio.  For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.               underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.               purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.               issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.               purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

48

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs the Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.  As of April 30, 2007, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Robert S. Naka, Kimberly A. Anderson, Ernest J. C’DeBaca, Robert Terris, Mary Bea Wilkinson, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee of the Trust.

49

INFORMATION ABOUT THE TRUSTEES

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Trustee	January 2005 — Present

President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 — Present). Formerly, Executive Director, The Mark Twain House & Museum (4) (September 1989 — November 2005).

				[—]	None
Patricia W. Chadwick(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 — Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 — Present).	[—]	None
J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1997 — Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 — Present).	[—]	None
R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 1997 — Present	President, College of New Jersey (January 1999 — Present).	[—]	None
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 — Present	President and Chief Executive Officer, International Insurance Society (June 2001 — Present).	[—]	Assured Guaranty Ltd. (April 2004 — Present).
Jock Patton 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Chairman and Trustee	February 2002 — Present	Private Investor (June 1997 — Present). Formerly, Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 — December 2001).	[—]	JDA Software Group, Inc. (January 1999 — Present); and Swift Transportation Co. (March 2004 — Present).
Sheryl K. Pressler(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 — Present	Consultant (May 2001 — Present). Formerly, Chief Executive Officer, Lend Lease Real Estate Investments, Inc. (March 2000 — April 2001).	[—]	Stillwater Mining Company (May 2002 — Present); California HealthCare Foundation (June 1999 — Present); and Romanian-American Enterprise Fund (February 2004 — Present).
David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 — Present	Chairman, Board of Directors and President, F.L. Putnam Securities Company, Inc. (June 1978 — Present).	[—]	Principled Equity Market Fund Trust (December 1996 — Present); and Asian American Bank and Trust Company (June 1993 — Present)

50

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) — During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee

Independent Trustees
Roger B. Vincent (5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1994 — Present	President, Springwell Corporation (March 1989 — Present).	[—]	AmeriGas Propane, Inc. (January 1998 — Present), and UGI Corporation (February 2006 — Present).

Trustees who are “Interested Persons”
John G. Turner (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 — Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 — January 2002); Director of ReliaStar Life Insurance Company of New York (April 1975 — December 2001); and Chairman and Trustee of the Northstar affiliated investment companies (May 1993 — December 2001).

				[—]	Hormel Foods Corporation (March 2000 — Present); and Conseco, Inc (September 2003 — Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of April 30, 2007.

(3)  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund;  ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds;  ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; INS Seperate Portfolios Trust ING Variable Insurance Trust; ING Variable Products Trust;. ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and ING Partners, Inc.

(4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)  Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6)  Mr. Turner is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of  the investment adviser, DSL and the distributor, ING Funds Distributor, LLC.

51

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 — Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 — Present); Head of ING USFS Mutual Funds and Investment Products (October 2004 — Present). Formerly, CMO, ING USFS (April 2002 — October 2004); and Head of Rollover/Payout (October 2001 — December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	March 2003 — Present

Executive Vice President, ING Investments, LLC(2) (December 2001 — Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2), Directed Services, LLC (October 2004 — December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 — March 2005); and Senior Vice President, ING Investments, LLC(2) (June 1998 - December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2003 — Present

Executive Vice President, ING Investments, LLC(2) (July 2000 — Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 — Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2) (August 2000 — January 2003).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 — Present — November 1999 — Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC(3) and ING Investments, LLC(2) (March 2006 — Present); and Assistant Secretary, ING Funds Services, LLC(3).(October 2001 — Present). Formerly, Senior Vice President, ING Funds Services, LLC(3) (August 1999 — March 2006).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Executive Vice President Chief Compliance Officer	March 2006 — Present November 1999 — Present

Chief Compliance Officer of the ING Funds (November 2004 — Present) and ING Investments, LLC(2), Directed Services, LLC (March 2006 — Present) and Executive Vice President of the ING Funds (March 2006 — Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 — October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 — May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 — Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 — Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 — March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 — September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	November 2003 — Present	Senior Vice President, ING Investments, LLC(2) (October 2003 — Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 — October 2003).

52

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 — Present

Senior Vice President, ING Funds Services, LLC(3) (April 2006 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 — March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 — December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	May 2006 — Present	Senior Vice President of Operations, ING Funds Services, LLC(3) (May 2006 — Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 — May 2006).
Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2003 — Present

Head of Strategic Relationships, ING U.S. Financial Services (2003 — Present); Formerly, Senior Vice President, ING Outside Funds Group (2000 — 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 — 2000).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 — Present March 2003 — Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 — Present) and ING Investments, LLC(2) (August 1997 — Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 — Present); Vice President, ING Investments, LLC(2) (February 1996 — Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 — Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 — October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 — Present

Vice President, ING Funds Services, LLC(3) (September 2004 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 — September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 — October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	January 2007 — Present

Vice President, ING Funds Services, LLC (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006); and Vice President, Wells Fargo Management, LLC (December 2000 — August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 — Present

Vice President, ING Funds Services, LLC(3) (March 2006 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 — March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 — August 2004); Associate Partner, AMVESCAP PLC (October 2000 — May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 — May 2003).

53

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 — Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 — Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 — Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002— September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 — Present	Counsel, ING Americas, U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003).

(1)          The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)          Mr. Mathews commenced service as the President and the Chief Executive Officer on November 9, 2006.

54

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by the ING entities at all times (“Policy”). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

Name of Trustee	Dollar Range of Equity Securities in the Portfolio as of December 31, 2006				Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Boyer	[—]	[—]	[—]	[—]	[—]
Patricia W. Chadwick(1)	[—]	[—]	[—]	[—]	[—]
J. Michael Earley	[—]	[—]	[—]	[—]	$ [—]
R. Barbara Gitenstein	[—]	[—]	[—]	[—]	$ [—]
Patrick W. Kenny	[—]	[—]	[—]	[—]	$ [—]	(2)
Walter May (3)
Jock Patton	[—]	[—]	[—]	[—]	[—]
Sheryl K. Pressler(1)	[—]	[—]	[—]	[—]	[—]
David W.C. Putnam	[—]	[—]	[—]	[—]	[—]
Roger B. Vincent	[—]	[—]	[—]	[—]	[—]	(2)
Trustees who are “Interested Persons”
John G. Turner	[—]	[—]	[—]	[—]	[—]

(1)          Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)          Held in a deferred compensation account.

(3)          Retired from the Board as Trustee January 11, 2007.

BOARD

The Board governs the Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

55

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committees meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee below operates pursuant to a Charter approved by the Board

Board Committees

Executive Committee. The Board hasan Executive Committee to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee:  Messrs. Patton, Vincent and Turner. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee. The Board has an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee:  Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolio for which market value quotations are not readily available, overseeing management’s administration of proxy voting and overseeing the effectiveness of DSL’s usage of the Trust’s brokerage and DSL’s compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Dr. Gitenstein and Messrs. Boyer and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolio’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee:  such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

56

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee consists of three (3) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny and  Patton. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committee. The Board has an Investment Review Committee to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds’ Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of four (4) Independent Trustees: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, and Kenny. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

Compliance Committee. The Board has a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee:  Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

Contracts Committee. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreement or plans involving the Portfolio. The responsibilities of the Contracts Committee, include, among other things:  (1) identifying the scope and format of information to be provided by service  providers in connection with applicable renewals; (2) providing guidance to independent legal counsel  regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions  regarding the foregoing  matters; (5) assisting in the preparation of a written record of the factors  considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew or modify agreements or plans. The Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, Patton and Vincent. Ms. Pressler serves as the Chairperson of the Contracts Committee. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

57

Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

The Portfolio pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Mses. Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, $10,000, and $10,000(1) respectively)  Additionally, as Chairperson of the Investment Review Committee for the Domestic Equity Funds Mr. Vincent receives an additional $20,000 and $15,000 respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $2,000 per attendance of a telephonic Board meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by DSL or its affiliate,  ING Investments for which the Trustees serve in common as Trustees.

The following table sets forth information provided by DSL regarding compensation of Trustees by the Portfolio and other funds managed by DSL and its affiliates for the fiscal year ending December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Portfolio do not receive any compensation from the Trust or any other funds managed by DSL or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

58

Compensation of Trustees

Name of Person, Position	ING Franklin Templeton Founding Strategy Portfolio(1)	Estimated Annual Benefits Upon Retirement(2)	Total Compensation from Registrant and Fund Complex Paid to Trustees (3)(4)
John V. Boyer, Trustee	$0	$0	$	[—]
Patricia W. Chadwick, Trustee(4)	$0	$0	[—]
J. Michael Earley, Trustee	$0	$0	$	[—]
R. Barbara Gitenstein, Trustee	$0	$0	$	[—]
Patrick W. Kenny, Trustee(5)	$0	$0	$	[—]
Walter H. May, Trustee(6)	$0	$0	$	[—]
Thomas J. McInerney, Trustee(7) (8)	$0	$0	[—]
Sheryl K. Pressler, Trustee(4)	$0	$0	[—]
Jock Patton, Chairman and Trustee	$0	$0	$	[—]
David W.C. Putnam, Trustee	$0	$0	$	[—]
John G. Turner, Trustee(7)	$0	$0	[—]
Roger B. Vincent, Trustee(5)	$0	$0	$	[—]
Richard A. Wedemeyer, Trustee (9)	$0	$0	$	[—]

(1)             The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)             Represents compensation for [—] portfolios (total in the Fund Complex as of December 31, 2006).

(3)             Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)             Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(5)             During the fiscal year ended December 31, 2006, Mssers. Kenny and Vincent deferred $[—] and $[—] respectively, of their compensation from the Fund Complex.

(6)             Retired from the Board effective January 11, 2007.

(7)             “Interested person,” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments and DSL. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(8)             Resigned from the Board effective April 28, 2006.

(9)             Resigned from the Board effective May 25, 2006.

59

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
R. Barbara Gitenstein	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Walter H May (1)
Sheryl k. Pressler	N/A	N/A	N/A	$0	N/A
Jock Patton	N/A	N/A	N/A	$0	N/A
David W. C. Putnam	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)             Retired from the Board January 11, 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [—], 2007 none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSL or ING Groep, N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,00 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSL or ING Groep or any affiliated companies of DSL or ING Groep.

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies. As of [—], 2007, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Portfolio. As of the that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.

Portfolio and Class	Percentage of Class	Percentage of Portfolio	Name and Address

60

ADVISER

Directed Services, LLC (“DSL”) serves as the adviser to the Portfolio pursuant to a advisor agreement between DSL and the Trust (“Advisory Agreement”). DSL’s principal address is                                             . DSL is a                  limited liability corporation that is an indirect, wholly-owned subsidiary ING Groep. DSL is registered with the SEC as an investment adviser.

On December 29, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), the adviser to the Portfolio, was reorganized into a limited liability corporation and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL. DSL began providing investment management services in December 2006 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

Pursuant to the Advisory Agreement, DSL, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio. The services include, but are not limited to, (i) coordinating for the Portfolio, at DSL’s expense, all maters relating to the operation of the Portfolio, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at DSL’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSL of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by DSL of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at   DSL’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement. Other responsibilities of DSL are described in the Prospectuses.

The Trust and DSL have received an exemptive order from the SEC that allows DSL to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. DSL remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

DSL shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

Pursuant to the Advisory Agreement, DSL is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of the Portfolio’s assets and the purchase and sale of

61

portfolio securities for the Portfolio in the event that at any time no sub-adviser is engaged to manage the assets of the Portfolio.

After an initial term of two years, the Advisory Agreement between DSL and the Trust shall continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Trust’s outstanding shares voting as a single class;  provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of DSL by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by DSL on 60 days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

The Trust does not pay DSL an advisory fee.

EXPENSE LIMITATION AGREEMENT

DSL has entered into an expense limitation agreement with the Portfolio pursuant to which DSL has agreed to waive or limit its fees. In connection with this agreement, DSL will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of DSL) do not exceed the limits set forth below of the Portfolio’s average daily net assets subject to possible recoupment by DSL within three years.

ADV Class	Class I	Class S
1.50%	0.90%	1.15%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2008. The Portfolio’s expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSL provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the DSL at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of DSL, serves as Administrator for the Portfolio pursuant to an administration agreement (“Administration Agreement”). The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements with the investment policies and restrictions of the Portfolio. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. ING Funds Services receives compensation in an amount equal to 0.10% based on average daily net assets per annum for the Portfolio. Since the Portfolio had not commenced operations as of fiscal year ended December 31, 2006, no administrative fees were paid by the Portfolio to ING Fund Services.

62

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) serves as the Portfolio’s principal underwriter and distributor. ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road Scottsdale, AZ 85254. ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares. ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. ING Funds Distributor, like DSL, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, ING Funds Distributor may be deemed to be an affiliate of the Portfolio. DSL may, from its own resources, compensate ING Funds Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA. ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into three classes:  ADV Class, Class I and Class S Class shares. Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I and Class S Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing  fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) on behalf of the ADV Class shares of the Portfolio .

The 12b-1 Plan provides that the ADV Class shares of the Portfolio shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor, the Distributor, at annual rates not to exceed 0.50% of the average daily net assets of  the Portfolio for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the

63

Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are not directly linked to its expenses). The ADV Class shares of the Portfolio are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. The Portfolio’s ADV Class shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the ADV Class shares of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company’s variable contract owners during that quarterly period. Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolio’s shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolio’s investment objectives and policies and other information about the 12b-1 Portfolio; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolio; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the 12b-1 Portfolio’s accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolio’s shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan. The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose. The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolio. The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolio without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolio. Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the 12b-1 Portfolio. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolio’s shares, an enhancement in the 12b-1 Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolio.

SHAREHOLDER SERVICES AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the “Shareholder Services Agreement”) on behalf of the ADV Class shares and Class S shares of the Portfolio. Under the Shareholder Services Agreement, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by

64

shareholders with respect to meetings of shareholders of the 12b-1 Portfolio; and provide such other related services as the Portfolio or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Servicing Agent receives from the Portfolio’s ADV Class shares and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio’s shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

Because the Portfolio had not commenced operations as of December 31, 2006, the Shareholder Services Agent received no fees from ADV Class and Class S shares of the Portfolio.

CODE OF ETHICS

The Portfolio’s Board, DSL, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis. ING IM has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post its month-end June 30 holdings on July 30).

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolio’s portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Specifically, the Portfolio’s disclosure of their portfolio holdings may include disclosure. Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided:

•                 To the Portfolio’s independent registered public accounting firm named herein, for use in providing audit Opinions;

•                 To financial printers for the purpose of preparing the Portfolio’s regulatory filings;

65

•      For the purpose of due diligence regarding a merger or acquisition;

•      To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•     To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data for the Portfolio than is posted on the Portfolio’s website;

•      To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•      To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•     To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of DSL, the Portfolio’s principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of DSL, ING IM, if applicable, the Portfolio’s principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Portfolio’s Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department. All waivers and exceptions involving any of the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, DSL, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities. The procedures provide that funds-of-funds, including the Portfolio, will “echo”

66

vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures delegate to DSL the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to DSL, the Board has also approved DSL’s proxy voting procedures, which require DSL to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolio’s proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of DSL, is attached hereto as Appendix B. Information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement authorizes DSL to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of the Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement DSL determines, subject to the instructions of and review by the Portfolio’s Board, which securities are to be purchased and sold by the Portfolio and which brokers are to be eligible to execute portfolio transactions of the Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of DSL, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, DSL is required to use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors. DSL may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not DSL.

In selecting a broker-dealer, DSL will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSL may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSL makes a good faith determination that the broker commissions paid by the Portfolio is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), DSL may cause the Portfolio to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to DSL, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the adviser. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSL may receive research services from broker-dealers with which DSL places the Portfolio’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSL does not bear the expense of these services if provided by a broker-dealer that executes trades for the Portfolio, and the advisory fee paid to DSL is not reduced because of the receipt of research services received in this

67

fashion. Some of the services may be of value to DSL in advising the Portfolio and other clients, although not all of the research services received by DSL will necessarily be useful and of value in managing the Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSL for the execution of securities transactions for the Portfolio. In addition, in negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSL to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSL to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSL so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. (“NASD”).

Purchases of securities for the Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by the Portfolio may also be appropriate for their clients served by DSL. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients serviced by DSL is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSL’s other clients in a manner deemed fair and reasonable by DSL. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSL and the results of such allocations, are subject to periodic review by the Board. To the extent the Portfolio seeks to acquire the same security at the same time, one or more of the Trust’s other portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While DSL generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolio. By allocating transactions in this manner, DSL is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

68

Total Brokerage Commissions

Because the Portfolio had not commenced operations as of December 31, 2006, there were no brokerage commissions paid to the Portfolio as of that date.

For the fiscal year ended December 31, 2005, no commissions were paid with respect to portfolio transactions to certain brokers for research services.

As noted above, ING IM, if applicable, may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING IM, if applicable, with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of DSL without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by ING IM, if applicable,  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

On occasions when ING IM, if applicable, deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), ING IM, if applicable, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING IM, if applicable, in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING IM, if applicable, may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING IM, if applicable, where, in the judgment of ING IM, if applicable, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of DSL may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract with the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation. SEC rules further require that commissions paid to such an affiliated broker-dealer by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSL, adviser to ING Investors Trust as of December, 2006:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING

69

Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected forthea Portfolio in accordance with these rules and procedures.

DSL may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolio, and not DSL.

Because the Portfolio had not commenced operations as of December 31, 2006, no brokerage commissions or affiliated brokerage commission were paid and the Portfolio did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

NET ASSET VALUE

As noted in the Prospectuses, the net asset value (“NAV”) and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from

70

one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the

71

total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio, in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

The following are the Portfolio’s average annual total returns for the period indicated for each year.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index  and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

72

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning DSL or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by DSL, or the individuals employed by DSL, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by DSL. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to DSL and its affiliates in connection with the creation or management of the Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified, and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code. To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

73

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer). Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to “look through” the regulated investment company to its pro rata portion of the regulated investment company’s assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a variable contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

74

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfies the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of the Portfolio. All investment decisions concerning the Portfolio must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.

You should review your variable contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in the Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the

75

United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in the Portfolio when the Portfolio invests in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts — Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio. The Portfolio discussed in this SAI is diversified.

On May 1, 2003, the Trust’s name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

76

VOTING RIGHTS

Shareholders of the Portfolio are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of the Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for variable contracts. Shares of the Portfolio are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance company separate accounts that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust’s shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a  Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

77

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one Portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolio, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

The Trust reserves the right to discontinue offering shares of the Portfolio at any time. In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust’s independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

78

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the semi-annual period ended June 30, 2007 are included in the Portfolio’s annual shareholder report and are incorporated by reference in this SAI and may be obtained, when available, without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

79

APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

A-1

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

A-2

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

EFFECTIVE DATE: JULY 10, 2003
REVISION DATE: SEPTEMBER 11, 2006

I.                 INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.             VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.         DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.         APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they

B-2

deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.             VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.           Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-3

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a

B-4

matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Valuation, Proxy and Brokerage Committee

A Fund’s Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-5

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.         CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B-6

EXHIBIT 1

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

B-7

EXHIBIT 2

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.                 INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-8

II.             ROLES AND RESPONSIBILITIES

A.           Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.             Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to

B-9

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.             Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

B-10

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

A.           In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B-11

B.             Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

B-12

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.         ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.           Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

B-13

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.             Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment

B-14

Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.             REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-15

APPENDIX 1

TO THE

ADVISERS’ PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

NAME	TITLE OR AFFILIATION

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager - Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

B-16

EXHIBIT 3

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                 INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-17

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.               THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

B-18

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect”, generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this

B-19

reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance

B-20

of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered.

2.               PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.               AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder

B-21

proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.               PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

B-22

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.               TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

B-23

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.               MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

B-24

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.  CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting

B-25

rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

B-26

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.               EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

•                  Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s).

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn

B-27

rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including “claw back” recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

B-28

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.               STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.         MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

B-29

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.         MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

B-30

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND’S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set

B-31

corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.         GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (E.G., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

B-32

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

B-33

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees in (Hong Kong or France);

•                  simultaneous reappointment of retiring directors (South Africa);

•                  in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-34

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

B-35

•                  for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•                  provide for terms or participation that is markedly out of line with market practice;

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

B-36

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

B-37

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations AGAINST payouts deemed too low according to Agent’s methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a
CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

B-38

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-39

ING INVESTORS TRUST
7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio,” and collectively, the “LifeStyle Portfolios”) of ING Investors Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the LifeStyle Portfolios, dated April 30, 2007, that provide the basic information you should know before investing in the LifeStyle Portfolios, may be obtained without charge from the LifeStyle Portfolios or the LifeStyle Portfolios’ principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address listed above.  This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2007 which have been filed with the U.S. Securities and Exchange Commission (“SEC”).  Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The LifeStyle Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2006, are incorporated herein by reference.  Copies of the LifeStyle Portfolios’ Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.

Shares of the LifeStyle Portfolios are sold to insurance company separate accounts, so that the LifeStyle Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The LifeStyle Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the LifeStyle Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the LifeStyle Portfolios.  Shares of the LifeStyle Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V.  For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

This page intentionally left blank.

INTRODUCTION	2

HISTORY OF THE TRUST	2

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	2

INVESTMENT RESTRICTIONS	49

MANAGEMENT OF THE TRUST	51

ADVISER	63

INFORMATION REGARDING THE ASSET ALLOCATION COMMITTEE MEMBERS	64

ADMINISTRATOR	67

DISTRIBUTION OF TRUST SHARES	67

CODE OF ETHICS	71

DISCLOSURE OF THE LIFESTYLE PORTFOLIOS’ PORTFOLIO SECURITIES	71

PROXY VOTING PROCEDURES	72

PORTFOLIO TRANSACTIONS AND BROKERAGE	73

NET ASSET VALUE	76

PERFORMANCE INFORMATION	78

TAXES	80

OTHER INFORMATION	83

FINANCIAL STATEMENTS	85

APPENDIX A: Description of bond ratings	A-1

Appendix B: proxy voting procedures and guidelines	B-1

1

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class shares of the LifeStyle Portfolios, including the discussion of certain securities and investment techniques.  The more detailed information contained in this SAI is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the LifeStyle Portfolios’ securities and some investment techniques.  Some of the LifeStyle Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein.  Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC (“ING Investments”) reasonably believes is compatible with the investment objectives and polices of that Portfolio.  Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses.  Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] investment portfolios.  The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions.  The Trust currently has authorized [—] Portfolios, however, not all Portfolios are offered in this SAI.  This SAI pertains only to the following four Portfolios:  ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust.   On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The LifeStyle Portfolios normally invest all of their assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the LifeStyle Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.  Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury.  Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration (“FHA”) debentures).  In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality.  Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

2

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury.  However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality.  These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”).  Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Municipal Bonds are subject to credit and market risk.  Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

3

An Underlying Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds.  In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond.  Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

4

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee.  For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the feesand expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, inthe event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or in this SAI.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.  Some Underlying Funds’ may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally.  There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics.  A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

5

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time.  The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels.  However, the Underlying Fund will not accrue any income on these securities prior to delivery.  The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s adviser.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline.  By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds.  “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality.  In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities.  High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Many of the outstanding high-yield bonds have not endured a lengthy business recession.  A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market.  Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds.  The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery.  In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more

6

volatile than securities that pay interest periodically and in cash.  There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds.  Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”)of the Underlying Fund’s shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.  When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, credit rating agencies may fail to reflect subsequent events.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund.  Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.  Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds.  “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative.  Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds.  Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves.  Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest.  In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative.  Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Banking Industry And Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”).  Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial

7

banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies.  Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)                                     the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard and Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)                                  in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)                               in the case of a foreign bank, the security is, in the determination of the sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund.  These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Savings Association Obligations

Certain of the Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

8

Commercial Paper

Commercial paper consists of short-term (usually from 1- to 270-days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations.  Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes.  These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower.  These notes permit daily changes in the amounts borrowed.  The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty.  Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded.  However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand.  The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit.  These notes generally are not rated by Moody’s or Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest.  Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand.  See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper.  For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”), consistent with each Underlying Fund’s policies.  These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

9

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Underlying Fund may invest may be rated below investment grade.  These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities.  An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any.  Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements.  Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”).  Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries.  However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.  The Underlying Funds may subject to certain percentage limits

10

under the Investment Company Act of 1940 (“1940 Act”) and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property.  See “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.  The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate.  In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities.  Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”).  ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of LifeStyle Portfolios, the National Median Cost of LifeStyle Portfolios, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the

11

prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The portfolio A, B, and C Bonds all bear current interest.  Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

12

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises.  There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA Certificates

Certain of the Underlying Funds may invest in GNMA certificates (“GNMA Certificates”).  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a periodic payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities.  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.  The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary.  Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.  Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal.  Prepayment rates vary widely and may be affected by changes in market interest rates.  In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective

13

than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC.  FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans.  FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government.  FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers.  FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  Its stock is owned by the twelve Federal Home Loan Banks.  FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default.  PCs are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions).  These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.  Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.  Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities.  Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set

14

forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.  The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on

15

such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the

16

returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.  In the case of privately-issued mortgage-related and asset-backed securities, the LifeStyle Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”).  CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”).  ALRs are generally structured as a pass-through trust, a special purpose vehicle.  The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately.  The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALRs may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”).  CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty.  CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

17

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.  Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.  In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected.  If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.  If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested.  Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund.  For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.  Certain of the Underlying Funds may invest in

18

delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.  The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments.  Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

To Be Announced (“TBA”) Sale Commitments

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Eurodollar and Yankee Dollar Instruments

Certain of theUnderlying Funds may invest in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

19

Inflation-Indexed Bonds

Certain of theUnderlying Funds may invest in inflation-indexed bonds.Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

Certain of theUnderlying Funds may invest in event-linked bonds.  Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

Guaranteed Investment Contracts

Certain of theUnderlying Funds may invest in guaranteed investment contracts (“GICs”).  GICs are issued by insurance companies.  Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account.  The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio.  In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Credit-Linked Notes

Certain of theUnderlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party.  The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective.  The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in

20

the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced).  The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities

Certain of theUnderlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities.  Trust-preferred securities are securities that have the characteristics of both debt and equity instruments.  Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company.  The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution.  The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt.  The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities.  The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust.  In this pooled offering, a separate trust is created.  This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions.  Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation.  This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock.  In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock

21

into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  A Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.  Warrants are sometimes sold in unit form with other qualification as a regulated investment company.  The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  They pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•                                       The purchase and writing of options on securities (including index options) and options on foreign currencies;

22

•                                       The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                       Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments.  The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings.  Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility.  In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

General Description of Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place.  Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date.  Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date.  Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss.  Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities.  As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields.  Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future.  A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of

23

the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold.  While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option.  Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position.  In the case of a put option, the converse is true.  A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies.  Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks.  A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.  Stock index futures contracts might also be sold:

(1)                               When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)                                        Forego possible price appreciation;

(b)                                       Create a situation in which the securities would be difficult to repurchase; or

(c)                                        Create substantial brokerage commissions;

(2)                               When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           To close out stock index futures purchase transactions.

24

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested.  Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.  Stock index futures might also be purchased:

(1)                                  If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)           To close out stock index futures sales transactions.

Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool.  For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase.  An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”).  The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes.  Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and

25

return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Investment In Gold And Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals.  In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value).  Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank.  Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors.  Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals.  Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia.  Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price.  When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price.  An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage.  An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract.  When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund.  A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no

26

higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option.  Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.  Securities are considered related if their price movements generally correlate to one another.  For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.  In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.  Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”).  LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

27

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.  During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options.  During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities.  This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call.  Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option.  A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price.  Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Options on Securities Indices

Certain of the Underlying Fundsmay purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.  When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold.  Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities.  Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

28

Over-the-Counter Options

Certain of the Underlying Fundsmay write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security.  In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”).  OTC Options entail risks in addition to the risks of exchange-traded options.  Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option.  With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities.  The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position.  Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may

29

prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.  Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodities Futures Trading Commission’s (“CFTC”) regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange.  Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.  Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated.  Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Options On Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency.  If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes.  For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs.  As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

30

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium.  Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options.  As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates.  An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.  Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value.  In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes.  As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations.  As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed

31

to a credit downgrade or other indication of financial instability).  It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value.  In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year.  Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds.  Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term.  The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders.  The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default.  The remedy to cure default is to rescind the lease and sell the assets.  If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities.Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying

32

currency.  Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments.  Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”).  Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”).  Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.  One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries.  The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level.  Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs.  Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies.  Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark.  The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked.  Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.  Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the

33

terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument.  Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument.  Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.  In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund.  Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets.  However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of an Underlying Fund’s return (positive or negative).

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date.  The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period.  During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period.  The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.  As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund.  “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns.  Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other

34

assets.  Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so.  The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Foreign Securities

Certain of the Underlying Funds may invest in equity securities of foreign issuers, including ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.  There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.  An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.  In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.  A number of emerging market countries restrict, to varying degrees, foreign investment in securities.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or

35

confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.  Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled.  There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

Certain of the Underlying Funds may invest in Depositary Receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored Depositary Receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts also involve the risks of other investments in foreign securities.

36

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Certain of the Underlying Fundsthat invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.  The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts

Certain of the Underlying Fundsmay enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.  An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar.  Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances.  When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security.  By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures.  The

37

projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets.  At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract.  Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges.  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time.  In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction.  The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Certain of theUnderlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies.  A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency.  Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices.

38

Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.  Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money

39

market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates.  The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security.  An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.  The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act.  The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks.  There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked.  In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets.  Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

40

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring.  Such indebtedness may be in the form of loans, notes, bonds or debentures.  In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal.  The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated.  These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value.  The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements

Certain of the Underlying Fundsmay invest in repurchase agreements.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security.  This results in a fixed rate of return protected from market fluctuations during the period of the agreement.  This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund.  The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities.  If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline.  The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price.  An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.  An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements.  Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent

41

with the borrowing limits applicable to the Underlying Fund.  See “Borrowing” for further information on these limits.  The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Certain of the Underlying Funds may invest in shares issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger.   Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below.  Certain Underlying Funds may invest in Exchange Traded Funds, as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings.  As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs are passively managed and traded similar to a publicly traded company.  Similarly, the risks and costs are similar to that of a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  Because ETFs trade on an exchange, they may not trade at NAV.  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices.  Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash.  Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”).  SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index.  The SPDR Trust is sponsored by a subsidiary of the AMEX.  SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of exchange-traded fund traded on the AMEX.  They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several

42

international equity indices.  Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs.  However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected.  If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a Underlying Fund’s beneficial ownership of a specific group of stocks.  HOLDRs involve risks similar to the risks of investing in common stock.  For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value.  Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when the company first offers securities to the public.  Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs.  IPOs occur when a company’s securities at the time the company first offers securities to the public, that is, at the time of the company’s IPO.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, the Underlying Funds’ adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds.  Any signs from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small.  Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Funds are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds’ performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase.  The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear.  In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

43

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price.  Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.

The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker.  An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.  An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.  Short Sales against the box are not subject to the percentage limitations on short sales decribed in the Prospectuses.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline.  Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Restricted Securities

Certain of the Underlying Funds also maypurchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”).  An Underlying Fund’s Board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments.  This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund.  Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 1Rule 44A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued.  As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities.  An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

44

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares.  An Underlying Fund also may be required to mainatain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing.  Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program.  While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.  The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.  The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially.  Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code.  An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:

45

•      possible declines in the value of real estate;

•      adverse general or local economic conditions;

•      possible lack of availability of mortgage funds;

•      overbuilding;

•      extended vacancies of properties;

•      increases in competition, property taxes and operating expenses;

•      changes in zoning or applicable tax law;

•      costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•      casualty or condemnation losses;

•      insured damages from floods, earthquakes or other natural disasters;

limitations on and variations in rents; and

•      unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended.  REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act.  Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments.  In addition, hard asset companies and securities of hard asset companies may be cyclical in nature.  During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets.  In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others.  Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset.  In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned.  Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group.  While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid.  The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security.  It is possible that an Underlying Fund’s adviser or an affiliate or client of an Underlying Fund’s adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

46

Unseasoned Companies- Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years.  The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case.  In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns.  Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.  Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC.  Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions.  The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements.  The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Internet And Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development.  As a result,

47

Internet and Internet-related companies are exposed to the risk of rapid product obsolescence.  Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies.  Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful.  In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses.  Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding The Internet Industry

The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries.  Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability.  Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition.  In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements.  Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives.  Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.Unless otherwise stated, all percentage limitations on

48

portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment.  The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the LifeStyle Portfolio’s investment objective.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions.  A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of a Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act.  The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities.  The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio.  For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio may not:

1.             Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

2.             Make investments for the purpose of exercising control or management.

3.             Purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

4.             Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

5.             Issue senior securities to the extent such issuance would violate applicable law.

6.             Borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales

49

of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio’s investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.             Underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

8.             Purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectus and SAI, as they may be amended from time to time.

The fundamental investment restrictions set forth above may be modified so as to provide the LifeStyle Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the LifeStyle Portfolios without receiving prior shareholder approval of the change.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

1.            No Portfolio may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or (b) as otherwise permitted under the 1940 Act.

2.            A Portfolio may invest in short-term instruments, U.S. government securities, money market instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by ING Investments to the extent permissible under existing or future rules of the SEC.

50

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio, including the LifeStyle Portfolios, and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.  As of [—], 2007, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Robert S. Naka, Kimberly A. Anderson, Ernest J. C’DeBaca, Robert Terris, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Mary Bea Wilkinson, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee of the Trust.

51

Set forth in the table below is information about each Trustee:

INFORMATION ABOUT THE TRUSTEES

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee
Independent Trustees
John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Trustee	January 2005 –Present

President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present). Formerly, Executive Director, The Mark Twain House & Museum (4) (September 1989 – November 2005).

				[—]	None.
Patricia W. Chadwick(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 –Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	[—]	None.
J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1997 –Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 – Present).	[—]	None.
R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 1997 –Present	President, College of New Jersey (January 1999 – Present).	[—]	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	[—]	Assured Guaranty Ltd. (April 2004 – Present).
Jock Patton 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Chairman and Trustee	February 2002 –Present	Private Investor (June 1997 – Present). Formerly, Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 – December 2001).	[—]	JDA Software Group, Inc. (January 1999 – Present); and Swift Transportation Co. (March 2004 – Present).
Sheryl K. Pressler(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 –Present	Consultant (May 2001 – Present). Formerly, Chief Executive Officer, Lend Lease Real Estate Investments, Inc. (March 2000 – April 2001).	[—]	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).
David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present	President and Director, F.L. Putnam Securities Company, Inc. (June 1978 – Present).	[—]	Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).

52

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee
Roger B. Vincent 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1994 –Present	President, Springwell Corporation, (March 1989 – Present).	[—]	AmeriGas Propane, Inc. (January 1998 – Present); and UGI Corporation (February 2006 – Present).

Trustees who are “Interested Persons”
John G. Turner (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 – January 2002); Director of ReliaStar Life Insurance Company of New York (April 1975 – December 2001); and Chairman and Trustee of the Northstar affiliated investment companies (May 1993 – December 2001).

				[—]	Hormel Foods Corporation (March 2000 – Present); and Conseco, Inc (September 2003 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of April [—], 2007.

(3)  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners Inc.

(4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products,has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002.  ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)  Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6)  Mr.Turner is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

53

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present)(5). Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments LLC(2)  (December 2001 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2) , (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC(2)  (June 1998 – December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2)  (July 2000 – Present); and Chief Investment Risk Officer ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2)  (August 2000 – January 2003).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 – Present January 2003 – Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC(3) and ING Investments, LLC(2) (March 2006 – Present) and Assistant Secretary, ING Funds Services, LLC(3) (October 2001 – Present). Formerly, Senior Vice President, ING Funds Services, LLC(3) (August 1999 –March 2006).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 52	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC(2) and Directed Services, LLC (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 – May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd.	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING

54

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Scottsdale, Arizona 85258 Age: 42			Investments, LLC(2) (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President , ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	May 2006 – Present	Senior Vice President of Operations, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 – May 2006).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2003 – Present

Head of Strategic Relationships, ING U.S. Financial Services (2003 – Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 – 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 – 2000).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 – Present March 2006 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2)  (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3)  (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	December 2006 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3)  (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate

55

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 – Present

Chief Counsel, ING U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)           The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)           ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)           ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)           ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)           Mr. Mathews commenced service as the President and the Chief Executive Officer on November 9, 2006.

56

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by the ING entities at all times (“Policy”). For this purpose, beneficial ownership of a Portfolio’s shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

Dollar Range of Equity Securities in Each Portfolio as of December 31, 2006
Name of Trustee	ING LifeStyle Moderate Portfolio	ING LifeStyle Moderate Growth Portfolio	ING LifeStyle Growth Portfolio	ING LifeStyle Aggressive Growth Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Boyer	[—]	[	[—]	[—]	[—]
Patricia W. Chadwick(1)	[—]	[—]	[—]	[—]	[—]
J. Michael Earley	[—]	[—]	[—]	[—]	[—]
R. Barbara Gitenstein	[—]	[—]	[—]	[—]	[—]
Patrick W. Kenny	[—]	[—]	[—]	[—]	[—]	(2)
Walter H. May(3)	[—]	[—]	[—]	[—]	[—]
Jock Patton	[—]	[—]	[—]	[—]	[—]
Sheryl K. Pressler(1)	[—]	[—]	[—]	[—]	[—]
David W.C. Putnam	[—]	[—]	[—]	[—]	[—]
Roger B. Vincent	[—]	[—]	[—]	[—]	[—]	(2)
Trustees who are “Interested Persons”
John G. Turner	[—]	[—]	[—]	[—]	[—]

57

(1)   Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)   Held in a Deferred Compensation Account.

(3)   Retired as a Trusted effective January 11, 2007.

Board

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders.  The Trustees are experienced executives who oversee the Funds’ activities, review contractual arrangements with companies that provide services to each of the LifeStyle Portfolios, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and Valuation, Proxy and BrokerageCommittee also meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed.  In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  Each committee listed below operates pursuant to a Charter approved by the Board.

Committees

Executive Committee.  The Board has an Executive Committee, whose function is to act on behalf of the full Board between regularly scheduled Board meetings when necessary.  The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act.  The following Trustees serve as members of the Executive Committee:  Messrs. Patton, Turner and Vincent.  Mr. Patton serves as Chairperson of the Executive Committee.  The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee.  The Board has an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things.  The Audit Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Audit Committee:  Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent.  Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee.  The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the LifeStyle Portfolios for which market value quotations are not readily available overseeing management’s administration of proxy voting and overseeing the effectiveness of ING Investments’ usage of the Trust’s brokerage and ING Investments’ compliance changing regulations regarding the allocation of brokerage for services other than pure trade executions.  The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee:  Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer and Patton.   Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee.  The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

58

Nominating and Governance Committee.  The Board has a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.  The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for trustee should be submitted in writing to the LifeStyle Portfolios’ Secretary.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the LifeStyle Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the LifeStyle Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committee.  The Board has Investment Review Committees to, among other things, monitor the investment performance of the LifeStyle Portfolios and make recommendations to the Board with respect to the LifeStyle Portfolios.  The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act:  Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent.  Mr. Vincent serves as the Chairperson of the Domestic Equity Funds’ Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006.  The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of five (5) Independent Trustees:  Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, Kenny and Patton.  Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds’ Investment Review Committee.  The Investment Review Committee for the International/Balanced/Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

Compliance Committee.  The Board has a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the LifeStyle Portfolios.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO.  The Compliance Committee currently consists of five (5) Independent Trustees.  The following Trustees serve as members of the Compliance Committee:  Messrs. Boyer, Earley, Kenny, Patton and Putnam.  Mr. Kenny serves as the Chairperson of the Compliance Committee.  The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

59

Contracts Committee.  The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the LifeStyle Portfolios.  The responsibilities of the Contracts Committee, include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of six (6) Independent Trustees.  The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, Patton and Vincent.  Ms. Pressler serves as the Chairperson of the Contracts Committee.  The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Compensation Of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended.  Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler, Messrs. Patton, Earley, Boyer and Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $10,000, $15,000, $30,000, $20,000,  $20,000, $10,000 and $10,000(1), respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses.  The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliate, Directed Services, LLC, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by the ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2006.  Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active.  The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

60

Compensation of Trustees

Name of Person, Position	ING LifeStyle Moderate Portfolio		ING LifeStyle Moderate Growth Portfolio		ING LifeStyle Growth Portfolio		ING LifeStyle Aggressive Growth Portfolio		Estimated Annual Benefits Upon Retirement(1)		Total Compensation from Registrant and Fund Complex Paid to Trustees (2),(3)
John V. Boyer, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Patricia W. Chadwick, Trustee(4)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
J. Michael Earley, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
R. Barbara Gitenstein, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Patrick W. Kenny, Trustee(5)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Walter H. May, Trustee(6)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Thomas J. McInerney, Trustee(7)(8)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Jock Patton, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Sheryl K. Pressler, Trustee(4)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
David W.C. Putnam, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
John G. Turner, Trustee(7)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Roger B. Vincent, Trustee(5)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]
Richard A. Wedemeyer, Trustee(9)	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]	$	[—]

(1)           The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)           Represents compensation for [—]portfolios (total in Fund Complex as of December 31, 2006.

(3)           Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)           Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(5)           During the fiscal year ended December 31, 2006, Messrs. Kenny and Vincent deferred $[—] and $[—], respectively, of their compensation from the Fund Complex.

(6)           Retired from the Board effective January 11, 2007.

(7)           “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc.  Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(8)           Resigned from the Board effective April 28, 2006.

(9)           Retired from the Board effective May 25, 2006.

61

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee’s (and his immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2006.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
R. Barbara Gitenstein	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Walter H. May(2)	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Jock Patton	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler(1)	N/A	N/A	N/A	$0	N/A
David W. C. Putnam	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)          Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(2)          Retired as a Trustee effective January 11, 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [—], 2007, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. (“ING Groep”), a global financial services holding company based in the Netherlands, or any affiliated companies of ING Investments or ING Groep.  In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the LifeStyle Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies.   As of [—], 2007, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the LifeStyle Portfolios addressed herein, except ING USA Annuity and Life Insurance Company.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.  ING USA Annuity and Life Insurance Company may be deemed a control person of the LifeStyle Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series.

62

Portfolio and Class	Percentage of Class	Percentage of Portfolio	Name and Address

ADVISER

ING Investments serves as the adviser to the LifeStyle Portfolios pursuant to a management agreement between ING Investments and the Trust (“Advisory Agreement”).  ING Investment’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments is an Arizona corporation that is an indirect, wholly-owned subsidiary ING Groep.  ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.  On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its LifeStyle Portfolios.   The services include, but are not limited to, (i) coordinating for all LifeStyle Portfolios, at ING Investments’ expense, all matters relating to the operation of the LifeStyle Portfolios, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the LifeStyle Portfolios’ portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the LifeStyle Portfolio, at ING Investments’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the LifeStyle Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the LifeStyle Portfolios required by applicable law; (v) preparing , filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the LifeStyle Portfolios as required by applicable law in connection with the LifeStyle Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the LifeStyle Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the LifeStyle Portfolios contemplated in the Advisory Agreement.  Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval.  This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change.  ING Investments remains responsible for providing general management services to each of the LifeStyle Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the LifeStyle Portfolios’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the LifeStyle Portfolios’ assets; (iii) when appropriate, allocate and reallocate the

63

LifeStyle Portfolios’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the LifeStyle Portfolios’ investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the LifeStyle Portfolios.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to each LifeStyle Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the LifeStyle Portfolios or by ING Investments on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable LifeStyle Portfolio’s average daily net assets as follows:

Portfolio	Annual Advisory Fee
ING LifeStyle Moderate Portfolio	0.14%
ING LifeStyle Moderate Growth Portfolio	0.14%
ING LifeStyle Growth Portfolio	0.14%
ING LifeStyle Aggressive Growth Portfolio	0.14%

Total Advisory Fees Paid

Gross fees paid to ING Investments under the Advisory Agreement (pursuant to which ING Investments provide all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2006, 2005 and 2004 are as follows.

Portfolio	2006	2005	2004
ING LifeStyle Moderate Portfolio		$512,534	$79,429
ING LifeStyle Moderate Growth Portfolio		$1,163,130	$171,159
ING LifeStyle Growth Portfolio		$1,280,565	$174,085
ING LifeStyle Aggressive Growth Portfolio		$612,250	$81,945

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of ING Investments reviews the allocation of each Portfolio’s assets.  The Asset Allocation Committee is responsible for the day-to-day management of the LifeStyle Portfolios.  No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons:  William A. Evans, CFA, Jeffrey S. Stout, FSA, and Stanley D. Vyner.

William A. Evans, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services.  Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures.

64

Stanley D. Vyner is the Chief Investment Risk Officer.  Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING Groep’s assets under management.  Mr. Vyner is a non-voting member of the Committee.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2006:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets	Number of Accounts	Total Assets
William A. Evans	[—]	$	[—]	[—]	[—]	[—]	[—]
Jeffrey S. Stout, FSA	[—]	$	[—]	[—]	[—]	[—]	[—]
Stanley D. Vyner	[—]	$	[—]	[—]	[—]	[—]	[—]

There were no accounts for which the advisory fee is based on performance.

Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the LifeStyle Portfolios.  The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets.  For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not.  Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investments’ or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests.  In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.  Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

Compensation Structure of Asset Allocation Members

An Asset Allocation Committee Member’s compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep.  The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds.  Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the LifeStyle Portfolios and the performance of the LifeStyle Portfolios may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

65

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Members’ Ownership of Securities

The following table shows the dollar range of shares of the Lifestyle Portfolios owned by each committee member as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned

William A. Evans, CFA	[—]
Jeffrey S. Stout, FSA	[—]
Stanley D. Vyner	[—]

INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.

ING Investment Management Co. (“ING IM”) has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments regarding the LifeStyle Portfolios. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING IM’s principal address is 230 Park Avenue, New York, New York 10169.  ING IM is paid an annual consulting fee of $200,000.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of each Portfolio’s average daily net assets, subject to possible recoupment by ING Investments within three years.

Portfolio	ADV Class	Class I	Class S	Service 2
ING LifeStyle Moderate Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Moderate Growth Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Growth Portfolio	0.74%	0.14%	0.39%	0.54%
ING LifeStyle Aggressive Growth Portfolio	0.74%	0.14%	0.39%	0.54%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

66

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of ING Investments, serves as Administrator for the LifeStyle Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares.  ING Funds Services is also responsible for monitoring the LifeStyle Portfolios’ compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Currently, for its services under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the LifeStyle Portfolios.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor serves as each Portfolio’s principal underwriter and distributor.  ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258.  ING Funds Distributor is not obligated to sell a specific amount of the LifeStyle Portfolios’ shares.  ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares.  ING Funds Distributor, like ING Investments, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI.  Therefore, ING Funds Distributor may be deemed to be an affiliate of the LifeStyle Portfolios.  ING Investments may, from its own resources, compensate ING Funds Distributor for distribution services provided to the LifeStyle Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA.  ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA.  Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA.  Golden American is a stock life insurance company organized under the laws of the State of Delaware.  Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc.  The Trust may in the future offer shares of the LifeStyle Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the LifeStyle Portfolios into four classes: ADV Class, Class I, Class S and Service 2 Class shares.    Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.  In addition, the ADV Class, Class I, Class S and Service 2 Class shares have the features described below.

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares.  The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

67

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum..

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum.  ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 shares.  The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Distribution Plan

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) on behalf of the ADV Class and the Service 2 Class shares of the LifeStyle Portfolios (“12b-1 Portfolios”).

The 12b-1 Plan provides that the ADV Class and the Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services.  The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.  The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).  The ADV Class and the Service 2 Class shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio’s Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the ADV Class shares and 0.25% for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company’s Variable Contract owners during that quarterly period.  Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective Variable Contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios’ shares; (d) obtaining information and providing explanations to Variable Contract owners regarding the 12b-1 Portfolios’ investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the 12b-1 Portfolios’ accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios’ shares.  The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan.  The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose.  The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios.  The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios.  Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

68

The 12b-1 Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios.  These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios’ shares, an enhancement in the 12b-1 Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

Shareholder Servicing Agreement

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (“Shareholder Servicing Agreement”) on behalf of the ADV Class, Class S and Service 2 Class shares of the Trust.  Under the Shareholder Services Agreement, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the LifeStyle Portfolios and certain other matters pertaining to the LifeStyle Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the LifeStyle Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the LifeStyle Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the LifeStyle Portfolios or a shareholder may request.  The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio’s ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the Portfolio’s shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

The Distributor received Distribution Fees in connection with the costs of promotion and distribution-related expenses for the ADV Class and Service 2 Class shares of the LifeStyle Portfolios for the fiscal year ended December 31, 2006, as set forth below.  Additionally, for the fiscal years ended December 31, 2006, 2005 and 2004, the Shareholder Services Agent received fees from the ADV Class, Service Class and Service 2 Class shares of the LifeStyle Portfolios in the amounts set forth below.  The ADV Class shares of the LifeStyle Portfolios commenced operations on April 28, 2006.  The Service 2 Class shares of the LifeStyle Portfolios commenced operations on May 2, 2006.  The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated insurance companies who offer ADV Class and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement plan products.

69

	LifeStyle Moderate Portfolio			LifeStyle Moderate Growth Portfolio
Distribution Fees	ADV Class	Class S	Service 2	ADV Class	Class S	Service 2
Advertising	[—]	[—]	[—]	[—]	[—]	[—]
Printing	[—]	[—]	[—]	[—]	[—]	[—]
Salaries & Commissions	[—]	[—]	[—]	[—]	[—]	[—]
Broker Services	[—]	[—]	[—]	[—]	[—]	[—]
Miscellaneous	[—]	[—]	[—]	[—]	[—]	[—]
Total	[—]	[—]	[—]	[—]	[—]	[—]

	LifeStyle Growth Portfolio			LifeStyle Aggressive Growth Portfolio
Distribution Fees	ADV Class	Class S	Service 2	ADV Class	Class S	Service 2
Advertising	[—]	[—]	[—]	[—]	[—]	[—]
Printing	[—]	[—]	[—]	[—]	[—]	[—]
Salaries & Commissions	[—]	[—]	[—]	[—]	[—]	[—]
Broker Services	[—]	[—]	[—]	[—]	[—]	[—]
Miscellaneous	[—]	[—]	[—]	[—]	[—]	[—]
Total	[—]	[—]	[—]	[—]	[—]	[—]

Shareholder Services Fees

Shareholder Services Agreement
Portfolios	2006	2005	2004
ING LifeStyle Moderate Portfolio
ADV Class		N/A	N/A
Class S(1)		N/A	N/A
Service 2		N/A	N/A
ING LifeStyle Moderate Growth Portfolio
ADV Class		N/A	N/A
Class S(1)		N/A	N/A
Service 2		N/A	N/A
ING LifeStyle Growth Portfolio
ADV Class		N/A	N/A
Class S(1)		N/A	N/A
Service 2		N/A	N/A
ING LifeStyle Aggressive Growth Portfolio
ADV Class		N/A	N/A
Class S(1)		N/A	N/A
Service 2		N/A	N/A

(1)          Effective April 28, 2006, the Service 1 Class shares of the LifeStyle Portfolios were re-designated as Class S shares.  The former Service 1 Class shares of the LifeStyle Portfolios did not have a shareholder services fee.  Effective April 28, 2006 the re-designated Class S shares of the LifeStyle Portfolios have a shareholder services fee. Prior to April 28, 2006, the LifeStyle Portfolios charged no shareholder services fees, but invested in the Class S shares of the Underlying Funds that do charge a shareholder services fee.  Effective April 28, 2006, the LifeStyle Portfolios are charging a shareholder services fee but will invest in the Class I shares of the Underlying Funds that do not charge a shareholder services fee.  The will have the effect of “moving” the shareholder services fees from the Underlying Funds to the LifeStyle Portfolios.

70

CODE OF ETHICS

The LifeStyle Portfolios, ING Investments, and ING Funds Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the LifeStyle Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale.  The Codes of Ethics are intended to prohibit fraud against the LifeStyle Portfolios that may arise from personal trading of securities that may be purchased or held by the LifeStyle Portfolios or the LifeStyle Portfolios’ shares.  The Codes of Ethics also prohibit short-term trading of each Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the LifeStyle Portfolios’ Compliance Officer or his or her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE LIFESTYLE PORTFOLIOS’ PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis.  This schedule is filed with the LifeStyle Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the LifeStyle Portfolios post their portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month.  The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post its month-end June 30 holdings on July 30).

The LifeStyle Portfolios also compile a list composed of their ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of the month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the LifeStyle Portfolios’ shares and most third parties may receive the LifeStyle Portfolios’ annual or semi-annual shareholder reports, or view on ING Groep’s website, the LifeStyle Portfolios’ portfolio holdings schedule.  The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and VA Contracts.

Other than in regulatory filings or on ING Groep’s website, the LifeStyle Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the LifeStyle Portfolios have a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the LifeStyle Portfolios’ disclosure of their portfolio holdings may include disclosure:

•                  To the LifeStyle Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•                  To financial printers for the purpose of preparing the LifeStyle Portfolios’ regulatory filings, on an as-needed basis;

•                  For the purpose of due diligence regarding a merger or acquisition;

•                  To a new adviser or sub-adviser prior to the commencement of its management of the LifeStyle Portfolios;

•                  To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the LifeStyle Portfolios’ website;

•                  To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

71

•                  To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the LifeStyle Portfolios; or

•                  To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining LifeStyle Portfolios’ shareholders;

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The LifeStyle Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the LifeStyle Portfolios’ portfolio securities is in the best interests of the LifeStyle Portfolios’ shareholders, including procedures to address conflicts between the interests of the LifeStyle Portfolios’ shareholders, on the one hand, and those of the LifeStyle Portfolios’ adviser, principal underwriter or any affiliated person of the LifeStyle Portfolios, its investment adviser, or its principal underwriter, on the other.  Such Policies authorize the LifeStyle Portfolios’ administrator to implement the Board’s policies and direct administrator to document the expected benefit to shareholders.  Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, principal underwriter and their affiliates.  The Board has authorized the senior officers of the LifeStyle Portfolios’ administrator to authorize the release of the LifeStyle Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The LifeStyle Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The LifeStyle Portfolios have the following ongoing arrangements with certain third parties to provide the LifeStyle Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the LifeStyle Portfolios and their shareholders.  The LifeStyle Portfolios’ Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department.  All waivers and exceptions involving any of the LifeStyle Portfolios will be disclosed to the LifeStyle Portfolios’ Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the LifeStyle Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the LifeStyle Portfolios’ portfolio securities.  The procedures provide that funds-of-funds, including the LifeStyle Portfolios, will “echo” vote their interests in Underlying Funds.  This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests.  The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to ING Investments, the Board has also approved ING

72

Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the LifeStyle Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services.  In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the LifeStyle Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures and guidelines of the LifeStyle Portfolios, including procedures of ING Investments, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the LifeStyle Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE(1)

The Advisory Agreement authorizes ING Investments to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio.  In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available.  Pursuant to the Advisory Agreement, ING Investments determines, subject to the instructions of and review by the LifeStyle Portfolios’ Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of ING Investments, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments is required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available.  The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors.  ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the LifeStyle Portfolios.  Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio.  These commission recapture payments benefit the LifeStyle Portfolios, and not ING Investments.

In selecting a broker-dealer, ING Investments will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders.  ING Investments may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments makes a good faith determination that the broker commissions paid by the LifeStyle Portfolios is reasonable in light of the research and other products and services the broker-dealer provides.  As permitted by Section 28(e) of the 1934 Act, ING Investments may cause a Portfolio to pay a broker-dealer which provides “brokerage and research services” (ad defined in the 1934 Act) to ING Investments commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of ING Investments.  This research can assist an investment manager in rendering services to its clients.  These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling.  Consistent with this practice, ING Investments may receive research services from broker-dealers with which ING Investments places a Portfolio’s securities transactions.  Some of the research services received may be of indeterminable value.  In some cases, the research services may

(1)                                  For purposes of this section, the discussion relating to investment decisions made by the investment adviser with respect to a Portfolio also includes investment decisions made by a sub-adviser with respect to an Underlying Fund.  For convenience, only the terms adviser and Portfolio are used.

73

also be purchased for cash, and ING Investments does not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments is not reduced because of the receipt of research services received in this fashion.  Some of the services may be of value to ING Investments in advising a Portfolio and other clients, although not all of the research services received by ING Investments will necessarily be useful and of value in managing a particular Portfolio.  The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments for the execution of securities transactions for a Portfolio.  In addition, in negotiating commissions with a broker, the LifeStyle Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the LifeStyle Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions.  The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. (“NASD”).

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters.  Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding.  Dealers and underwriters usually act as principals for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that Portfolio’s Adviser.  If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments’ other clients in a manner deemed fair and reasonable by ING Investments.  Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Board.  To the extent any of the LifeStyle Portfolios seek to acquire the same security at the same time, one or more of the LifeStyle Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price.  Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer.  Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved.  While ING Investments generally seeks reasonably competitive spreads or commissions, the LifeStyle Portfolios will not necessarily pay the lowest spread or commission available.  Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the LifeStyle Portfolios.  By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

74

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

No brokerage commissions were paid by the LifeStyle Portfolios for the fiscal years ended December 31, 2006, 2005 and 2004.

For the fiscal years ended December 31, 2006 and 2005, no commissions were paid with respect to portfolio transactions paid to brokers for research services.

As noted above, ING Investments may purchase new issues of securities for a Portfolio in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide ING Investments with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio and other clients of ING Investments without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the LifeStyle Portfolios as well as shares of other investment companies or accounts managed by ING Investments.  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the LifeStyle Portfolios.

On occasions when ING Investments deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser), ING Investments, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING Investments in the manner it considers to be equitable and consistent with its fiduciary obligations to a Portfolio and such other customers.  In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.  The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING Investments may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING Investments where, in the judgment of ING Investments, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or ING Investments, and if there is in effect a written contract between ING Investments and the Trust expressly permitting the affiliated broker-dealer or ING Investments to receive and retain such compensation.  The Agreement provides that ING Investments may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING Investments by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will

75

review these procedures periodically.  Each of the following is a registered broker-dealer and an affiliate of ING Investments as of December 31, 2006:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

For the fiscal years ended December 31, 2006, 2005 and 2004, the LifeStyle Portfolios did not pay any affiliated brokerage commissions.

ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the LifeStyle Portfolios.  Under these programs, the participating broker-dealers will return to the LifeStyle Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio.  These commission recapture payments benefit the LifeStyle Portfolios, and not ING Investments.

During the fiscal year ended December 31, 2006, none of the LifeStyle Portfolios acquired securities of their regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the LifeStyle Portfolios.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading.  As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the LifeStyle Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day.  Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day.  Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price

76

on the valuation day.  In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.  See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses.  The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the LifeStyle Portfolios’ Board, in accordance with methods that are specifically authorized by the Board.  Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board.  The valuation techniques applied in any specific instance are likely to vary from case to case.  With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange.  Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open.  Further, trading takes place in various foreign markets on days which the NYSE is not open.  Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets.  Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.  In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated,  such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV.  In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models.  Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment.  Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.  Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the

77

close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets.  The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day.  It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio.  Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the LifeStyle Portfolios in advertisements or sales literature.  In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the LifeStyle Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.  All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

78

The following are the LifeStyle Portfolios’ average annual total returns for the periods indicated for each year ended December 31:

Portfolio	1 Year	5 Years	10 Years	Since Inception	Date of Inception
ING LifeStyle Moderate
ADV Class	[—]	[—]	[—]	[—]	4/28/06
Class I	[—]	[—]	[—]	[—]	4/28/06
Class S	[—]	[—]	[—]	[—]	5/3/04
Service 2 Class	[—]	[—]	[—]	[—]	5/9/06
ING LifeStyle Moderate Growth
ADV Class	[—]	[—]	[—]	[—]	4/28/06
Class I	[—]	[—]	[—]	[—]	4/28/06
Class S	[—]	[—]	[—]	[—]	5/3/04
Service 2 Class	[—]	[—]	[—]	[—]	5/2/06

ING LifeStyle Growth
ADV Class	[—]	[—]	[—]	[—]	4/28/06
Class I	[—]	[—]	[—]	[—]	4/28/06
Class S	[—]	[—]	[—]	[—]	5/3/04
Service 2 Class	[—]	[—]	[—]	[—] [	5/3/06

ING LifeStyle Aggressive Growth
ADV Class	[—]	[—]	[—]	[—]	4/28/06
Class I	[—]	[—]	[—]	[—]	4/28/06
Class S	[—]	[—]	[—]	[—]	5/3/04
Service 2 Class	[—]	[—]	[—]	[—]	5/4/06

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio.  Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments.  Reports and promotional literature may also contain a description of the type of

79

investor for whom it could be suggested that a portfolio is intended, based upon each portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any separate accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the separate account will take such charges into account.  Performance information for a Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based.  Performance information should be considered in light of a Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under Variable Contracts.  Shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Variable Contract and to the LifeStyle Portfolios’ Advisers and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code.  To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If each Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder.  These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer).  Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the

80

contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the LifeStyle Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the LifeStyle Portfolios must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

81

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts.    You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax.  However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans.  To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the LifeStyle Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions.  Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%.  The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes.  Owners of Variable Contracts investing in such LifeStyle Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs.  A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments.  Owners of Variable Contracts investing in LifeStyle Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund.  However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts – Certain Underlying Funds may invest in REITs that hold residual interests in REMICs.  Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events.  These regulations

82

are also expected to provide that excess inclusion income of a RIC, such as the LifeStyle Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the LifeStyle Portfolios and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of each Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] different investment portfolios.  The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust.  Shares do not have preemptive rights, conversion rights, or subscription rights.  In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.  All of the LifeStyle Portfolios discussed in this SAI are diversified.

On May 1, 2003, the Trust’s name was changed from The GCG Trust to ING Investors Trust.  On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

Shareholders of the Lifestyle Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust.  In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.  The Trust’s shares do not have cumulative voting rights.  The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.  The Trust is required to assist in

83

shareholders’ communications.

PURCHASE OF SHARES

Shares of the Lifestyle Portfolios may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the LifeStyle Portfolios serving as investment mediums for Variable Contracts.  Shares of the LifeStyle Portfolios are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated.  The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict.  However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and variable life policy owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans.  The Board will determine what action, if any, should be taken in the event of such a conflict.  If such a conflict were to occur, in one or more insurance company Separate Accounts might withdraw their investment in the Trust.  This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in a Portfolio.  Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form.  The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.  If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC.  If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust.  Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

84

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time.  In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the LifeStyle Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the LifeStyle Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust’s independent registered public accounting firm.  KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus.  Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the LifeStyle Portfolios for the fiscal year ended December 31, 2006 are included in the LifeStyle Portfolios’ annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

85

APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk.  Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Ba - judged to have speculative elements; their future cannot be considered as well assured.  B - generally lack characteristics of the desirable investment.  Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.  Ca - speculative in a high degree; often in default.  C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.  A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.  BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.  BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG.  Such ratings recognize the differences between short-term credit and long-term risk.  Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

A-1

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months.  Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest.  Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

A-2

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days.  The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

EFFECTIVE DATE: JULY 10, 2003
REVISION DATE: SEPTEMBER 11, 2006

I.                 INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.             VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

B-1

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.         DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.         APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they

B-2

deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.             VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.           Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-3

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a

B-4

matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Valuation, Proxy and Brokerage Committee

A Fund’s Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

B-5

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.         CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B-6

EXHIBIT 1

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

B-7

EXHIBIT 2

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.                 INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

B-8

II.             ROLES AND RESPONSIBILITIES

A.           Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.             Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to

B-9

call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.             Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

B-10

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

A.           In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B-11

B.             Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

B-12

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.         ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.           Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

B-13

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.             Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment

B-14

Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.             REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

B-15

APPENDIX 1

TO THE

ADVISERS’ PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

NAME	TITLE OR AFFILIATION

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager - Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

B-16

EXHIBIT 3

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                 INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

B-17

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.               THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

B-18

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect”, generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this

B-19

reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance

B-20

of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered.

2.               PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.               AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder

B-21

proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.               PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

B-22

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.               TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

B-23

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.               MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

B-24

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.  CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting

B-25

rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

B-26

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.               EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

•                  Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s).

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn

B-27

rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including “claw back” recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

B-28

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.               STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.         MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

B-29

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.         MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

B-30

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND’S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set

B-31

corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.         GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (E.G., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

B-32

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

B-33

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees in (Hong Kong or France);

•                  simultaneous reappointment of retiring directors (South Africa);

•                  in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

B-34

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

B-35

•                  for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•                  provide for terms or participation that is markedly out of line with market practice;

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

B-36

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

B-37

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations AGAINST payouts deemed too low according to Agent’s methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a
CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

B-38

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

B-39

ING INVESTORS TRUST
7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

1-800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

ING MarketStyle Moderate Portfolio

ING MarketStyle Moderate Growth Portfolio

ING MarketStyle Growth Portfolio

ING MarketPro Portfolio

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each, a “Portfolio,” and collectively, the “Portfolios”) of ING Investors Trust (“Trust”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”)  for the Portfolios dated April 30, 2007, that provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or from the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 30, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2006, are incorporated herein by reference. Copies of the Portfolios’ Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

This page intentionally left blank.

INTRODUCTION	1
HISTORY OF THE TRUST	1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	1
INVESTMENT RESTRICTIONS	46
FUNDAMENTAL INVESTMENT RESTRICTIONS	46
MANAGEMENT OF THE TRUST	48
INFORMATION ABOUT THE TRUSTEES	49
INFORMATION ABOUT THE TRUST’S OFFICERS	51
SHARE OWNERSHIP POLICY	54
TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS	54
BOARD COMMITTEES	55
Valuation, Proxy and Brokerage Committee	55
Executive Committee	55
Nominating Committee	55
Audit Committee	55
Investment Review Committee	56
Compliance Committee	56
Contracts Committee	56
Frequency of Board Meetings	55
Compensation of Trustees	57
OWNERSHIP OF SHARES	59
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	59
ING INVESTMENTS	61
Information About ING Investments	61
Adviser Agreement	61
Expense Limitation Agreement	66
ADMINISTRATOR	66
DISTRIBUTOR	67
CODE OF ETHICS	71
DISCLOSURE OF THE MARKETSTYLE PORTFOLIOS’ PORTFOLIO SECURITIES	71
PROXY VOTING PROCEDURES	73
PORTFOLIO TRANSACTIONS AND BROKERAGE	73
INVESTMENT DECISIONS	73
BROKERAGE AND RESEARCH SERVICES	76
Portfolio Turnover	76
NET ASSET VALUE	77
PERFORMANCE INFORMATION	78
TAXES	79
OTHER INFORMATION	74
CAPITALIZATION	83
VOTING RIGHTS	83
PURCHASE OF SHARES	83
REDEMPTION OF SHARES	84
EXCHANGES	84
CUSTODIAN	84
TRANSFER AGENT	84
INDEPENDENT AUDITORS	84
LEGAL COUNSEL	85
REGISTRATION STATEMENT	85
FINANCIAL STATEMENTS	85
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1

APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

B-1

i

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser (“ADV Class”), Institutional (“Class I”), Service (“Class S”) and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios’ securities and investment techniques. Some of the Portfolios’ investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC (“ING Investments”), the MarketStyle Portfolios’ sub-adviser, ING Investment Management Co. (“ING IM”) or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses Terms not defined herein have the meanings given to them in the Prospectus.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] investment Portfolios. The Trust is an open-end management investment company authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust has authorized [   ] Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to the following four Portfolios:  ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio,  ING MarketStyle Growth Portfolio, and ING MarketPro Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolios normally invest all of their assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration (“FHA”) debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and

1

instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities or when adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively

2

traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

3

Custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the feesand expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, inthe event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or SAIs. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Underlying Funds may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser. Another Underlying Fund may invest in debt securities that are rated Baa3 or better by Moody’s or BBB- or better by S&P, if not rated by S&P or Moody’s, of equivalent quality as determined. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

4

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard and Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds. “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa by Moody’s or BBB by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality. In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Many of the outstanding high-yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high-yield bonds structured as zero-coupon or pay-in-kind

5

securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market. When secondary markets for high-yield bonds are less liquid than the market for higher-grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds. “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (“Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Banking Industry And Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial

6

banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of

7

investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Board of Trustees (“Board”) shall not be considered to be restricted.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”), consistent with each Underlying Funds policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Underyling Funds having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to

8

withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the Investment Company Act of 1940 (“1940 Act”) and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed- rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the

9

market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading

10

markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA Certificates

Certain of the Underlying Funds may invest in GNMA certificates (“GNMA Certificates”). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S.

11

government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues real estate mortgage investment conduit certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.

12

FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for

13

the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

14

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An

15

investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables (“ALRs”). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALR may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

16

Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (“Board”), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

17

To Be Announced (“TBA”) Sale Commitments

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Eurodollar and Yankee Dollar Instruments

Certain of theUnderlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Inflation-Indexed Bonds

Certain of theUnderlying Funds may invest in inflation-indexed bonds.Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

18

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

Certain of theUnderlying Funds may invest in event-linked bonds. Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Guaranteed Investment Contracts

Certain of theUnderlying Funds may invest in guaranteed investment contracts (“GICs”). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Credit-Linked Notes

Certain of theUnderlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities

Certain of theUnderlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will

19

subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each

20

with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. An Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•                                       The purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                       The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                       Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate

21

strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

General Description of Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

22

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1)                               When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)                                        Forego possible price appreciation;

(b)                                       Create a situation in which the securities would be difficult to repurchase; or

(c)                                        Create substantial brokerage commissions;

(2)                               When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)           To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

(1)                                  If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)           To close out stock index futures sales transactions.

23

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Investment In Gold And Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current

24

limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a

25

substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”). LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such

26

earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Options on Securities Indices

Certain of the Underlying Fundsmay purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

Certain of the Underlying Fundsmay write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

27

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Options On Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

28

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value

29

of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities.Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed

30

securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying

31

Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund.

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward

32

commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Foreign Securities

Certain Underlying Funds may invest in equity securities of foreign issuers, including ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental

33

involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

Certain of the Underlying Funds may invest in Depositary Receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored Depositary Receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might

34

adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Certain of the Underlying Fundsthat invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts

Certain of the Underlying Fundsmay enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets

35

denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Certain of theUnderlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

36

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange Warrants(SM) (“CEWs(SM)”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S.

37

dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component

38

businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements

Certain of the Underlying Fundsmay invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See “Borrowing” for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.

39

When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Certain of the Portfolios and Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below. Certain Underlying Funds may invest in Exchange Traded Funds, as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

40

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when the company first offers securities to the public. Certain of the Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios’ sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios’ shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios’ performance when the Portfolios’ asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios’ assets as it increases in size and therefore have a more limited effect on the Portfolios’ performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would

41

enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust’s Board.

Restricted Securities

Certain of the Underlying Funds also maypurchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIB”) under Rule 144A under the 1933 Act (“Rule 144A securities”). An Underlying Fund’s board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that QIB become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3 % of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to

42

agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•      possible declines in the value of real estate;

•      adverse general or local economic conditions;

•      possible lack of availability of mortgage funds;

•      overbuilding;

•      extended vacancies of properties;

•      increases in competition, property taxes and operating expenses;

•      changes in zoning or applicable tax law;

•      costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems;

•      casualty or condemnation losses;

•      uninsured damages from floods, earthquakes or other natural disasters;

•      limitations on and variations in rents; and

•      unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

43

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund’s manager or an affiliate or client of an Underlying Fund’s manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies- Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or

44

collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Internet And Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

Risk Considerations Regarding The Internet Industry

The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such

45

changes could have a material adverse effect on the company’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of a Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of

46

the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio’s outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio:

(1)           Shall be a “diversified company” as that term is defined in the 1940 Act;

(2)           May not “concentrate” its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities);

(3)           May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

(4)           May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

(5)           May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

(6)           May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

(7)           May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

(8)           May not purchase physical commodities or contracts relating to physical commodities.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolios without receiving prior shareholder approval of the change.

47

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance. As of [—], 2007, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner and Roger B. Vincent. The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Robert S. Naka, Kimberly A. Anderson, Ernest J. C’DeBaca, Robert Terris, Mary Bea Wilkinson, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee of the Trust.

48

INFORMATION ABOUT THE TRUSTEES

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Independent Trustees

John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Trustee	January 2005 – Present

President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – Present). Formerly, Executive Director, The Mark Twain House & Museum (4) (September 1989 – November 2005).

				[—]	None.

Patricia W. Chadwick(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 58	Trustee	January 2006 –Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	[—]	None.

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1997 –Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 – Present).	[—]	None.

R. Barbara Gitenstein 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 1997 – Present	President, College of New Jersey (January 1999 – Present).	[—]	None.

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 –Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	[—]	Assured Guaranty Ltd. ( April 2004 – Present).

Jock Patton 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Chairman and Trustee	February 2002 – Present	Private Investor (June 1997 – Present). Formerly, Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 – December 2001).	[—]	JDA Software Group, Inc. (January 1999 – Present); and Swift Transportation Co. (March 2004 – Present).

Sheryl K. Pressler(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 – Present	Consultant (May 2001 – Present). Formerly, Chief Executive Officer, Lend Lease Real Estate Investments, Inc. (March 2000 – April 2001).	[—]	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present	President and Director, F.L. Putnam Securities Company, Inc. (June 1978 – Present).	[—]	Principled Equity Market Fund Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).

49

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2)(3)	Other Directorships Held by Trustee
Roger B. Vincent (5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	[—]	AmeriGas Propane, Inc. (January 1998 – Present), and UGI Corporation (February 2006 – Present).

Trustees who are “Interested Persons”

John G. Turner (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present

Retired. Formerly, Vice Chairman of ING Americas (September 2000 – January 2002); Director of ReliaStar Life Insurance Company of New York (April 1975 – December 2001); and Chairman and Trustee of the Northstar affiliated investment companies (May 1993 – December 2001).

				[—]	Hormel Foods Corporation (March 2000 – Present); and Conseco, Inc.. (September 2003 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of April [—], 2007.

(3)  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund;  ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds;  ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners, Inc.

(4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)  Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6)  Mr. Turner is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments, LLC and the distributor, ING Funds Distributor, LLC.

50

Information about the Trust’s officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2)  and ING Funds Services, LLC(3) (December 2006 – Present)(5). Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (December 2001 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC(2)  (June 1998 – December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2)  (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2)  (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC(2)  (August 2000 – January 2003).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 – Present January 2003 – Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC(3) and ING Investments, LLC(2) (March 2006 – Present); and Assistant Secretary, ING Funds Services, LLC(3).(October 2001 – Present). Formerly, Senior Vice President, ING Funds Services, LLC(3) (August 1999 – March 2006).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 52	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present) and ING Investments, LLC(2) and Directed Services, LLC (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 – May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	November 2003 – Present

Senior Vice President and Assistant Secretary, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

51

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel ING Americas, U.S. Leal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	May 2006 – Present	Senior Vice President of Operations, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 – May 2006).

Mary Bea Wilkinson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2003 – Present

Head of Strategic Relationships, ING U.S. Financial Services (2003 – Present). Formerly, Senior Vice President, ING Outside Funds Group (2000 – 2002); and Senior Vice President and Chief Financial Officer, First Golden American Life Insurance Company of New York (1997 – 2000).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3)  (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	December 2006 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

52

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)           The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)           ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)           ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)           ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)           Mr. Mathews commenced service as the President and the Chief Executive Officer on November 9, 2006.

53

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by the ING entities at all times (“Policy”). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

	Dollar Range of Equity Securities in Each Portfolio as of December 31, 2006				Aggregate Dollar Range of
Name of Trustee	ING MarketStyle Moderate Portfolio	ING MarketStyle Moderate Growth Portfolio	ING MarketStyle Growth Portfolio	ING MarketPro Portfolio	Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Boyer	[—]	[—]	[—]	[—]	[—]
Patricia W. Chadwick(1)	[—]	[—]	[—]	[—]	[—]
J. Michael Earley	[—]	[—]	[—]	[—]	$ [—]
R. Barbara Gitenstein	[—]	[—]	[—]	[—]	$ [—]
Patrick W. Kenny	[—]	[—]	[—]	[—]	$ [—]	(2)
Walter H. May(3)	[—]	[—]	[—]	[—]	[—]
Jock Patton	[—]	[—]	[—]	[—]	[—]
Sheryl K. Pressler(1)	[—]	[—]	[—]	[—]	[—]
David W.C. Putnam	[—]	[—]	[—]	[—]	[—]
Roger B. Vincent	[—]	[—]	[—]	[—]	[—]
Trustees who are “Interested Persons”
John G. Turner	[—]	[—]	[—]	[—]	[—]

54

(1)   Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)   Held in a Deferred Compensation Account.

(3)   Retired as a Trustee effective January 11, 2007.

Board

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committees meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee below operates pursuant to a Charter approved by the Board

Board Committees

Executive Committee. The Board hasan Executive Committee to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustees who is an “interested person,” as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee:  Messrs. Patton, Turner and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee. The Board has an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audits, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee:  Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management’s administration of proxy voting and overseeing the effectiveness of ING Investments’ usage of the Trust’s brokerage and ING Investments’ compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Dr. Gitenstein and Messrs. Boyer and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Nominating and Goverance Committee. The Board has a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.

55

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios’ Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee:  such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee consists of three (3) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny and Patton. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committee. The Board has Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds’ Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of four (4) Independent Trustees: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer and Kenny. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

Compliance Committee. The Board has a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee:  Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

Contracts Committee. The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreement or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6)

56

recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew or modify agreements or plans. The Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, Patton and Vincent. Ms. Pressler serves as the Chairperson of the Contracts Committee. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Compensation of Trustees

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

Each Portfolio pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Mses. Chadwick and Pressler, Messrs. Patton, Earley, Boyer and Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $15,000, $10,000, $10,000, and $10,000(1) respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of a telephonic Board meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliate, Directed Services, LLC, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ending December 31, 2006. Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter.  The compensation per quarter to the Chairperson is $2500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

57

Compensation of Trustees

Name of Person, Position	ING MarketStyle Moderate Portfolio		ING MarketStyle Moderate Growth Portfolio		ING MarketStyle Growth Portfolio		ING MarketPro Portfolio		Estimated Annual Benefits Upon Retirement(1)	Total Compensation from Registrant and Fund Complex Paid to Trustees (2), (3)
John V. Boyer, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Patricia W. Chadwick, Trustee(4)	[—]		[—]		[—]		[—]		[—]	[—]
J. Michael Earley, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
R. Barbara Gitenstein, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Patrick W. Kenny, Trustee(5)	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Walter H. May, Trustee(6)	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Thomas J. McInerney, Trustee(7) (8)	[—]		[—]		[—]		[—]		[—]	[—]
Jock Patton, Chairman and Trustee	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Sheryl K. Pressler, Trustee(4)	[—]		[—]		[—]		[—]		[—]	[—]
David W.C. Putnam, Trustee	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
John G. Turner, Trustee(7)	[—]		[—]		[—]		[—]		[—]	[—]
Roger B. Vincent, Trustee(5)	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]
Richard A. Wedemeyer, Trustee (9)	$	[—]	$	[—]	$	[—]	$	[—]	[—]	$	[—]

(1)           The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)           Represents compensation for [—] portfolios (total in the Fund Complex as of December 31, 2006).

(3)           Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4)           Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(5)           During the fiscal year ended December 31, 2006, Mssers. Kenny and Vincent deferred $[—] and $[—] respectively, of their compensation from the Fund Complex.

(6)           Retired from the Board effective January 11, 2007.

(7)           “Interested person,” as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments and ING Funds Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(8)           Resigned from the Board effective April 28, 2006.

(9)           Retired from the Board effective May 25, 2006.

58

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2006.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
R. Barbara Gitenstein	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Walter H. May(2)	N/A	N/A	N/A	$0	N/A
Sheryl k. Pressler	N/A	N/A	N/A	$0	N/A
Jock Patton	N/A	N/A	N/A	$0	N/A
Sheryl k. Pressler(1)	N/A	N/A	N/A	$0	N/A
David W. C. Putnam	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)     Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(2)     Retired as a Trustee effective January 11, 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [—], 2007 none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,00 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies. As of [—], 2007, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of the that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

Portfolio and Class	Percentage of Class	Percentage of Portfolio	Name and Address

59

ADVISER

ING Investments serves as the adviser to the Portfolios pursuant to a adviser agreement between ING Investments and the Trust (“Advisory Agreement”). ING Investment’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect, wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the sub-adviser, if applicable. The services include, but are not limited to, (i) coordinating for all Portfolios, at ING Investment’s expense, all maters relating to the operation of the Portfolios, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolios’ portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at ING Investment’s expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investment’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios’ assets; (iii) when appropriate, allocate and reallocate the Portfolios’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios’ investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolios.

60

Pursuant to the Advisory Agreement, ING Investments is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.

After an initial term of two years, the Advisory Agreement and, with respect to the MarketStyle Portfolios, the Sub-Advisory Agreement between ING Investments and ING IM continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Trust’s outstanding shares voting as a single class;  provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of a Portfolio or by ING Investments on 60 days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio’s average daily net assets as follows:

Portfolio	Annual Advisory Fee
ING MarketStyle Moderate Portfolio	0.08%
ING MarketStyle Moderate Growth Portfolio	0.08%
ING MarketStyle Growth Portfolio	0.08%
ING MarketPro Portfolio	0.00%

Total Advisory Fees Paid

The following chart sets forth the total amounts the Portfolios paid to ING Investments. Because the MarketStyle Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, and because the MarketPro Portfolio does not receive an advisory fee, no fees were paid to ING Investments under the Advisory Agreement.

Portfolio	2006	2005(1)	2004
ING MarketStyle Moderate Portfolio		$93	N/A
ING MarketStyle Moderate Growth Portfolio		$389	N/A
ING MarketStyle Growth Portfolio		$175	N/A
ING MarketPro Portfolio		N/A	N/A

(1)   The gross fees paid to ING Investments under the Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

SUB-ADVISER (ING MARKETSTYLE PORTFOLIOS)

ING Investments has engaged the services of ING IM, as the sub-adviser to provide portfolio management services to the MarketStyle Portfolios. The Trust, ING Investments and ING IM, have entered into a Sub-Advisory Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

Sub-Advisory Fees

Pursuant to the Sub-Advisory Agreement, ING Investments (and not the Trust) pays ING IM, for its services, a monthly fee in arrears expressed as an annual amount equal to 0.02% of each MarketStyle Portfolio’s average daily net assets.

61

Total Sub-Advisory Fees Paid

The following chart sets forth the total amounts ING Investments paid to:

Sub-Adviser	2006	2005(1)	2004
ING IM ING MarketStyle Moderate Portfolio		$23.39	N/A
ING IM ING MarketStyle Moderate Growth Portfolio		$97.78	N/A
ING IM ING MarketStyle Growth Portfolio		$23.39	N/A
ING Market Pro Portfolio		N/A	N/A

(1)   The fees paid to ING IM under the Sub-Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

MarketStyle Portfolios

Sub-Adviser – ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accountts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mary Ann Fernandez	[—]	$[—]	[—]	[—]	[—]	[—]
Brian Gendreau, Ph. D	[—]	$[—]	[—]	[—]	[—]	[—]

There were no accounts for which the advisory fee is based on performance.

Potential Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

62

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts may allow extensive use of short sales, which in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation Structure of Portfolio Managers

Compensation consists of (a) fixed base salary; (b) cash bonus which is based on ING IM’s performance, 3- and 5- year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING Groep restricted stock, stock options and restricted performance units.

Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING Groep’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

63

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by each portfolio manager as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Portfolio Shares Owned

Mary Ann Fernandez	[—]
Brian Gendreau, Ph.D	[—]

ASSET ALLOCATION COMMITTEE (ING MARKETPRO PORTFOLIO)

An Asset Allocation Committee of ING Investments reviews the allocation of MarketPro Portfolio’s assets. The Asset Allocation Committee is responsible for the day-to-day management of the MarketPro Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons:  William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Shaun P. Mathews, President and Chief Executive Officer, ING Investments, LLC and ING Funds Services, LLC and Head of ING USFS Mutual Funds and Investment Products organization and prior to that, he was Chief Marketing Officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.

Jeffery S. Stout, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

Laurie M. Tillinghast, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.

Stanley D. Vyner is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING’s assets under management. Mr. Vyner is a non-voting member of the Committee.

64

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2006:

Investment	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Committee Member	Number of Accounts	Total Assets		Number of Accounts	Total Assets	Number of Accounts	Total Assets
William A. Evans	[—]	$	[—]	[—]	[—]	[—]	[—]
Shaun P. Matthews	[—]	$	[—]	[—]	[—]	[—]	[—]
Jeffrey S. Stout, FSA	[—]	$	[—]	[—]	[—]	[—]	[—]
Laurie M. Tillinghast	[—]	$	[—]	[—]	[—]	[—]	[—]
Stanley D. Vyner	[—]	$	[—]	[—]	[—]	[—]	[—]

None of these accounts has an advisory fee based on the performance of the account.

Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the MarketPro Portfolio. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investment’s or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

Compensation Structure of Asset Allocation Committee Members

An Asset Allocation Committee Member’s compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the MarketPro Portfolio and the performance of the Portfolio may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep’s Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING Groep’s restricted stock, stock options and restricted performance units.

65

The Asset Allocation Committee Members, whose fixed base salary compensation exceeds a particular threshold, may participate in ING Groep’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep’s stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Committee Members’ Ownership of Securities

The following table shows the dollar range of shares of the MarketPro Portfolio owned by each committee member as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Asset Allocation Committee Member	Portfolio Shares Owned

William A. Evans	[—]
Shaun P. Mathews	[—]
Jeffery Stout	[—]
Laurie M. Tillinghast	[—]
Stanley D. Vyner	[—]

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio listed below pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of the Portfolios’ average daily net assets subject to possible recoupment by ING Investments within three years.

Portfolio	ADV Class	Class I	Class S	Service 2 Class
ING MarketPro	0.70%	0.10%	0.35%	0.50%
ING MarketStyle Moderate	0.68%	0.08%	0.33%	0.48%
ING MarketStyle Moderate Growth	0.68%	0.08%	0.33%	0.48%
ING MarketStyle Growth	0.68%	0.08%	0.33%	0.48%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2008. The Portfolios’ expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by a Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the ING Investments at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of ING Investments, serves as Administrator for the Portfolios pursuant to an administration agreement (“Administration Agreement”). The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the Portfolios’ compliance with applicable legal requirements with the investment policies and restrictions of the

66

Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Currently, for its services under the Administration Agreement, ING Funds Services receives no compensation for its service to the MarketStyle Portfolios. However, ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the MarketPro Portfolio. Since the MarketPro Portfolio had not commenced operations as of fiscal year ended December 31, 2004, no administrative fees were paid by the MarketPro Portfolio to ING Fund Services.

Total Administrator Fees

Portfolio	2006	2005(1)	2004
ING MarketStyle Moderate		N/A	N/A
ING MarketStyle Moderate Growth		N/A	N/A
ING MarketStyle Growth		N/A	N/A
ING MarketPro		$127	N/A

(1)   The fees paid to ING Funds Services under the Administration Agreement are for the period beginning August 15, 2005 through December 31, 2005.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor serves as each Portfolio’s principal underwriter and distributor. ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85254. ING Funds Distributor is not obligated to sell a specific amount of the Portfolios’ shares. ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares. ING Funds Distributor, like ING Investments, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, ING Funds Distributor may be deemed to be an affiliate of the Portfolios. ING Investments may, from its own resources, compensate ING Funds Distributor for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as the investment medium for Variable Contracts issued by ING USA. ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the MarketPro and MarketStyle Portfolios into four classes:  ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each of the MarketPro and MarketStyle Portfolios represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I, Class S and Service 2 Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it

67

intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2008, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Distribution Plan

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) on behalf of the ADV Class shares and Service 2 Class shares of the MarketPro and MarketStyle Portfolios (“12b-1 Portfolios”).

The 12b-1 Plan provides that the ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are not directly linked to its expenses). The ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios, are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. Each 12b-1 Portfolio’s ADV Class shares and Service 2 Class shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, and 0.25%, for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolios attributable to an insurance company’s variable contract owners during that quarterly period. Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios’ shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios’ investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the 12b-1 Portfolios’ accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios’ shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan. The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose. The 12b-1 Plan is terminable at any

68

time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios’ shares, an enhancement in the 12b-1 Portfolios’ ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

SHAREHOLDER SERVICES AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the “Shareholder Services Agreement”) on behalf of the ADV Class shares, Class S shares and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Servicing Agent receives from each MarketPro and MarketStyle Portfolio’s ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the Portfolios’ shares.

69

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

The Distributor received Distribution Fees in connection with the costs of promotion and distribution-related expenses for the ADV Class and Service 2 Class shares of the Portfolios for the fiscal year ended December 31, 2006, as set forth below. Additionally, for the fiscal years ended December 31, 2006, 2005 and 2004, the Shareholder Services Agent received fees from the ADV Class, Service Class and Service 2 Class shares of the Portfolios in the amounts set forth below. The ADV Class shares of the Portfolios commenced operations on April 28, 2006. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated insurance companies who offer ADV Class and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement

	Market Style Moderate Portfolio			MarketStyle Moderate Growth Portfolio
Distribution Fees	ADV Class	Class S	Service 2	ADV Class	Class S	Service 2
Advertising	[—]	[—]	—	[—]	[—]	—
Printing	[—]	[—]	—	[—]	[—]	—
Salaries & Commissions	[—]	[—]	—	[—]	[—]	—
Broker Services	[—]	[—]	—	[—]	[—]	—
Miscellaneous	[—]	$ [—]	—	[—]	$ [—]	—
Total	[—]	$ [—]	—	[—]	$ [—]	—

	MarkeStyle Growth Portfolio			MarketPro Portfolio
Distribution Fees	ADV Class	Class S	Service 2	ADV Class	Class S	Service 2
Advertising	[—]	—	—	[—]	—	—
Printing	[—]	—	—	[—]	—	—
Salaries & Commissions	[—]	—	—	[—]	—	—
Broker Services	[—]	—	—	[—]	—	—
Miscellaneous	[—]	$ [—]	—	[—]	—	—
Total	[—]	$ [—]	—	[—]	—	—

Shareholder Services Fees

	Shareholder Services Agreement
Portfolios	2006	2005(1)	2004
ING Market Pro Portfolio
ADV Class		N/A	N/A
Class S		$628.50	N/A
Service 2		$6.21	N/A

ING MarketStyle Growth Portfolio
ADV Class		N/A	N/A
Class S		$	N/A
Service 2		$

ING MarketStyle ModerateGrowth Portfolio
ADV Class		N/A	N/A
Class S		$545.92	N/A
Service 2		$1.37	N/A

ING MarketStyle Moderate Portfolio
ADV Class		N/A	N/A
Class S		$291.45	N/A
Service 2		$1.37	N/A

70

(1)   Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005, the fees listed are for the period beginning August 15, 2005 through December 31, 2005.

CODE OF ETHICS

The Portfolios’ Board, ING Investments, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios’ shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios’ Compliance Officer or his or her designee and to report all transactions on a regular basis. ING IM has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., each Portfolio will post its month-end June 30 holdings on July 30).

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolios’ portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of VLI products and VA contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided:

•      To the Portfolios’ independent registered public accounting firm named herein, for use in providing audit opinions;

•      To financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•      For the purpose of due diligence regarding a merger or acquisition;

•      To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;

•      To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios’ website;

•      To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

71

•      To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

•      To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of the Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of ING Investments, ING IM, if applicable, the Portfolios’ principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, ING IM, if applicable, the Portfolios’ principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures provide that funds-of-funds, including the Portfolios, will “echo” vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting

72

procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios’ proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. Information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement or Sub-Advisory Agreement, if applicable, authorizes ING Investments or ING IM, if applicable, to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreement, ING Investments or ING IM, if applicable, determines, subject to the instructions of and review by the Portfolios’ Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of ING Investments or ING IM, if applicable, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments or ING IM, if applicable, are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors. ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.

In selecting a broker-dealer, ING Investments or ING IM, if applicable, will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or ING IM, if applicable, may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments or ING IM, if applicable, make a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, ING Investments or ING IM, if applicable, may cause a Portfolio to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to ING Investments or ING IM, if applicable, commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the adviser. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or ING IM, if applicable, may receive research services from broker-dealers with which ING Investments or ING IM, if applicable, places a Portfolio’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or ING IM, if applicable, do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments or sub-advisory fee paid to ING IM, if

73

applicable, is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or ING IM, if applicable, in advising a Portfolio and other clients, although not all of the research services received by ING Investments or ING IM, if applicable, will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or ING IM, if applicable, for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or ING IM, if applicable, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. (“NASD”).

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that ING Investments or ING IM, if applicable. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments or ING IM, if applicable, is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments’ or ING IM’s, if applicable, other clients in a manner deemed fair and reasonable by ING Investments or ING IM, if applicable. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or ING IM, if applicable, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

74

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Total Brokerage Commissions

There were no brokerage commissions paid to the MarketStyle and MarketPro Portfolios for the fiscal years ended December 31, 2006 and 2005. Because the MarketStyle and MarketPro Portfolios had not commenced operations as of fiscal year ended December 31, 2004, no total brokerage commissions were paid by each of the Portfolios for the fiscal year ended December 31, 2004.

For the fiscal years ended December 31, 2006 and 2005, no commissions were paid with respect to portfolio transactions to certain brokers for research services.

As noted above, ING IM, if applicable, may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING IM, if applicable, with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of ING Investments and ING IM, if applicable, without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by ING IM, if applicable,  This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when ING IM, if applicable, deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), ING IM, if applicable, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING IM, if applicable, in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING IM, if applicable, may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING IM, if applicable, where, in the judgment of ING IM, if applicable, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments or ING IM, if applicable, or, if it is also a broker-dealer, ING IM, if applicable, may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or ING IM, if applicable, and if there is in effect a written contract between ING IM, if applicable, and the Trust expressly permitting the affiliated broker-dealer or ING IM, if applicable, to receive and retain such

75

compensation. The Sub-Advisory Agreements provide that ING IM, if applicable, may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING IM, if applicable, by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments, adviser to ING Investors Trust as of December 31, 2006:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.

For the fiscal years ended December 31, 2006 and 2005, no brokerage commissions, or affiliated brokerage commissions were paid.

Because the Portfolios had not commenced operations as of fiscal year ended December 31, 2004, no brokerage commissions, or affiliated brokerage commissions were paid by each of the Portfolios for the fiscal year ended December 31, 2004.

During the fiscal year ended December 31, 2006, the Portfolios did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

76

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio’s shares could be indirectly affected. As a general matter, the Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated,  such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair

77

value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. A Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolios, in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

78

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the Portfolios’ average annual total returns for the period indicated for each year.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, ING IM, if applicable, or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING IM, if applicable, or the individuals employed by ING IM, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING IM, if applicable. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options under Variable

79

Contracts. Shares may also be offered to Qualified Plans outside the Variable Contract and to ING Investments and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified, and expects to continue to qualify, to be taxed as a regulated investment company (“RIC”) under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which a Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer). Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by Separate Accounts and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for

80

each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a Separate Account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with VLI or VAs. .

Generally, according to the Internal Revenue Service (“IRS”), there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.

You should review your variable contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under

81

their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts — Certain Underlying Funds may invest in REITs that hold residual interests in REMICs. Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal

82

tax treatment of each Portfolio’s activities, and this discussion and the discussion in the Prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [—] different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.

On May 1, 2003, the Trust’s name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of the Portfolios may be offered for purchase by Separate Accounts to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain Qualified Plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. Shares of the Portfolios are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated. The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain Qualified Plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between Variable Annuity Contract owners and VLI policy owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company Separate Accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

83

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one Portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust’s independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

84

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolios for the fiscal year ended December 31, 2006 are included in the Portfolios’ annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

85

APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

EFFECTIVE DATE: JULY 10, 2003
REVISION DATE: SEPTEMBER 11, 2006

I.                 INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.             VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.         DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.         APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.             VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.           Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.               Referrals to a Fund’s Valuation, Proxy and Brokerage Committee

A Fund’s Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.         CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

EXHIBIT 2

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.                 INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.             ROLES AND RESPONSIBILITIES

A.           Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.             Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.             Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

A.           In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.             Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.             Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.               NON-VOTES: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.         ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.           Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.             Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment

Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.             REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

TO THE

ADVISERS’ PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

NAME	TITLE OR AFFILIATION

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager - Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

EXHIBIT 3

TO THE

ING FUNDS

PROXY VOTING PROCEDURES

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.                 INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.               THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect”, generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (E.G., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)          The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)          Only if the director’s legal expenses would be covered.

2.               PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.               AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.               PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.               TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.               MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.  CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.               EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

•                  Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s).

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including “claw back” recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.               STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.         MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.         MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND’S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.         GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (E.G., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees in (Hong Kong or France);

•                  simultaneous reappointment of retiring directors (South Africa);

•                  in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

•                  for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•                  provide for terms or participation that is markedly out of line with market practice;

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

•                  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•                  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations AGAINST payouts deemed too low according to Agent’s methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a
CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(2)           Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(3)           Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(4)           Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(5)           Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(6)           Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(7)           Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(8)           Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(9)           Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(10)         Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(11)         Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(12)         Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(13)         Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(14)         Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(15)         Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(16)         Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(17)         Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

1

(18)         Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(19)         Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(20)         Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(21)         Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(22)         Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(23)         Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(24)         Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(25)         Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(26)         Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(27)         Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(28)         Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(29)         Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

2

(30)         Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(31)         Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio – Filed herein.

(32)         Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio – Filed herein.

(33)         Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest – Filed herein.

(b)           By-laws (1)

(c)           Instruments Defining Rights of Security Holders (1)

(d)           (1)           (A)          Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC – Filed herein.

(i)            Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 – Filed herein.

(ii)           Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 – Filed herein.

(B)           Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

(i)            First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Second Amendment to Investment Management Agreement, dated August 21, 2003,  between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 – Filed herein.

(C)           Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

3

(i)            First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Amended Schedule A, effective April 28, 2006, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (33)

(iii)          Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 – Filed herein.

(D)          Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC – Filed herein.

(2)           Portfolio Management Agreements

(A)          Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

(i)            Schedule A to Portfolio Management Agreement (25)

(ii)           Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

(iii)          Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc., dated December 5, 2001 (11)

(iv)          Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

(v)           Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006. - Filed herein.

(B)           Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC – Filed herein.

(i)            First Amendment to Portfolio Management Agreement, dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006, *

(C)           Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(i)            Termination Letter, dated September 8, 2004, to Massachusetts Financial Services Company from ING Funds regarding the ING MFS Research Portfolio (25)

4

(ii)           Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio – Filed herein.

(iii)          First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 *

(D)          Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P.  (1)

(i)            Schedule A and Schedule B Compensation for Services to Series (25)

(ii)           First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

(iii)          Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 – Filed herein.

(E)           Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

(i)            Amended Schedule B Compensation for Series – Filed herein.

(ii)           Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) – Filed herein.

(iii)          First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 – Filed herein.

(F)           Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

(i)            Schedule A (26)

(ii)           Amended Schedule B, dated April 29, 2005, Compensation for Services to Series – Filed herein.

(iii)          Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33).

(iv)          First Amendment to Portfolio Management Agreement, dated Janurary 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006, *.

(G)           Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

5

(i)            Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)           Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)          Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)          First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 *

(H)          Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

(i)            Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)           Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (20)

(iii)          First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 – Filed herein.

(I)            Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

(i)            Schedule A (25)

(ii)           Schedule B (25)

(iii)          Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (20)

(iv)          Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(v)           Amendment to Portfolio Management Agreement, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(vi)          Second Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 *

6

(J)            Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)            First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006  *

(K)          Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

(i)            Schedule A (25)

(ii)           Schedule B – Compensation for Services to Series (25)

(iii)          First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iv)          Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(v)           Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004– Filed herein.

(vi)          Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

(vii)         Fourth Amendment to Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006*

(viii)        Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 *

(L)           Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

(i)            Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)           First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 *

(M)         Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

7

(i)            First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 – Filed herein.

(N)          Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

(i)            First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 – *

(O)          Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i)            Amended Schedule A to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 7, 2006 - Filed herein.

(ii)           First Amendment to Sub-Advisory Agreement, dated September 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(iii)          Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of December 15, 2006 - Filed herein.

(P)           Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)            First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 - Filed herein.

(Q)          Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)            First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 *

(R)           Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, effective December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (33)

(ii)           Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc., effective as of December 15, 2006.  – Filed herein.

(S)           Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

8

(i)            First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006, - Filed herein.

(T)           Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)            Amended Schedule A Compensation for Services to Series, effective July 17, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (34)

(ii)           First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 *

(U)          Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 *

(V)           Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i)            Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii)           First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 – Filed herein.

(W)         Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30) ..

(i)            Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 – Filed herein.

(ii)           First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 – Filed herein.

(X)          Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 *

9

(Y)           Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 – Filed herein.

(Z)           Interim Portfolio Manager Agreement, dated September 30, 2006 between ING Investors Trust, Directed Services, Inc and BlackRock Investment Management, LLC – *

(i)            Expense Limitation Letter, dated April 30, 2007 to the Amended and Restated Expense Limitation Agreement, dated January 1, 2007 with regards to waiving all or a portion of the investment management fee for ING BlackRock Large Cap Growth Portfolio and ING Janus Contrarian Portfolio –*

(AA)       Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited – Filed herein.

(i)            Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 – Filed herein.

(ii)           First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 – Filed herein.

(3)           (A)          Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC – Filed herein.

(B)           Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

(C)           Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

(D)          Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)            Amended Schedule A, effective July 17, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(E)           Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

(i)            Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

10

(e)           (1)           (A)          Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC – Filed herein.

(f)            Not Applicable

(g)           (1)           (A)          Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i)            Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective December 20, 2006  – Filed herein.

(B)           Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

(i)            Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective December 20, 2006 - Filed herein.

(C)           Fund Accounting Agreement, dated January 6, 2003, with Bank of New York, (22)

(i)            Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York effective December 20, 2006.  – Filed herein.

(h)           (1)           (A)          Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)            Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc., effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(B)           Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(C)           Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(D)          Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

(i)            Amended Exhibit A, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003, with the Bank of New York effective December 20, 2006, *

(ii)           Global Securities Lending Supplement (25)

(2)           (A)          Organizational Agreement for Golden American Life Insurance Company (1)

(i)            Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

(ii)           Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

11

(iii)          Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)          Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)           Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)          Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(vii)         Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)        Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)           Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)            Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)           Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)          Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(B)           Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

(i)            Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(3)           (A)          Settlement Agreement for Golden American Life Insurance Company (1)

(B)           Assignment Agreement for Settlement Agreement (2)

(C)           Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(D)          Assignment Agreement for Settlement Agreement (1)

(4)           (A)          Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc.  (1)

(B)           Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i)            Form of Schedule A with respect to Indemnification Agreement (25)

12

(5)           (A)          Participation Agreement, dated April 30, 2003, between ING Life Insurance and Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

(i)            Amendment to Participation Agreement dated April 30, 2003, among ING Investors Trust (formerly The GCG Trust) ING Life Insurance Annuity Company and Directed Services, Inc., dated October 9, 2006 *

(ii)           Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and ING Life Insurance and Annuity Company *

(B)           Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

(i)            Form of First Amendment to Participation Agreement, dated May 2004 (25)

(ii)           Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and ReliaStar Life Insurance Company *

(C)           Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

(i)            Form of First Amendment to Participation Agreement, dated May 2004 (25)

(ii)           Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and ReliaStar Life Insurance Company of New York *

(D)          Participation Agreement, dated May 1, 2003, between Golden American Life Insurance Company, ING Investors Trust, and Directed Services, Inc. (22)

(E)           Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

(i)            Amendment to Private Placement Participation Agreement dated June 27, 2003 (22)

(ii)           Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and Security Life of Denver Insurance Company *

(F)           Participation Agreement, dated May 1, 2003, between United Life and Annuity Insurance Company, ING Investors Trust, and Directed Services, Inc (22)

(G)           Participation Agreement Among GCG Trust, Directed Services, Inc. and Security Equity Life Insurance Company, dated October 13, 1994. (22)

(i)            Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust (formerly The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company, dated October 31, 2003. (22)

13

(H)          Second Amended and Restated Fund Participation Agreement, dated September 2, 2003, as amended and restated on May 17, 2004, and further amended and restated on January 1, 2007 between ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company *

(i)            Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated May 1, 2004 (25)

(ii)           Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and ING USA Annuity and Life Insurance Company *

(iii)          Shareholder Services Agreement, dated January 1, 2007, between ING Investors Trust and Metropolitan Life Insurance Company *

(6)           (A)          Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i)            Amended and Restated Exhibit A, with respect to the Agency Agreement, dated November 20, 2000, between The Funds and DST Systems, Inc. effective December 20, 2006,  *

(7)           (A)          Allocation Agreement dated May 24, 2002 – Fidelity Bond (23)

(i)            Amended Schedule A with respect to the Allocation Agreement – Blanket Bond (33)

(B)           Allocation Agreement dated May 24, 2002 – Directors & Officers Liability (23)

(i)            Amended Schedule A with respect to the Allocation Agreement – Directors and Officers Liability (33)

(C)           Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 – *.

(i)            Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement (23)

(D)          FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

(i)            Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (33)

(ii)           Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

(iii)          Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement *.

(8)           (A)          Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)            Amended Schedule A, effective April 28, 2006,  to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING

14

Investors Trust, to include ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(B)           Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust *

(C)           Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust *

(D)          Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust *

(i)            (1)           Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

(2)           Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

(3)           Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

(4)           Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

(5)           Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to ING FMRSM Earnings Growth,  ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

(6)           Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

(7)           Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

(8)           Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

(9)           Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income Portfolio, ING FMR Small Cap Equity Portfolio and Adviser Class and Institutional Class shares of the ING LifeStyle Portfolios (33)

(10)         Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

15

(11)         Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Templeton Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio, and Service Class shares of ING Stock Portfolio *

(j)            (1)          Consent of KPMG LLP *

(k)           Not Applicable

(l)            Initial Capital Agreement (1)

(m)          (1)           (A)          Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effectiveJanuary 1, 2007 *

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares *.

(2)           (A)          Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 *

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares- *

(3)           (A)          ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio *.

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC dated January 1, 2007 regarding the reduction in fee payable to ING Funds Distributor, LLC for Service 2 Class Shares *.

(4)           (A)          Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares *

(i)            Amended Schedule A, Schedule of Series with respect to the Shareholder Service Plan, effective January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC, effective April 30, 2007 *

(ii)           Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio – *

(n)           (1)           (A)          Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i)            Amended Schedule A, effective April 30, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust*

(o)           Not Applicable

(p)           Codes of Ethics

16

(1)           ING Investors Trust Code of Ethics *

(2)           Fidelity Management & Research Company Code of Ethics (20)

(3)           Janus Capital Corporation Code of Ethics (20)

(4)           ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

(5)           Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

(6)           T. Rowe Price Associates, Inc. Code of Ethics (20)

(7)           AllianceBernstein L.P. Code of Ethics (20)

(8)           J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited’s Code of Ethics (7)

(9)           Marsico Capital Management, LLC Code of Ethics (16)

(10)         Capital Guardian Trust Company Code of Ethics (17)

(11)         ING Investment Management LLC Code of Ethics (17)

(12)         Massachusetts Financial Services Company Code of Ethics (17)

(13)         UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

(14)         American Funds Insurance Series Code of Ethics (20)

(15)         ING Investment Management Co. Code of Ethics *

(16)         Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

(17)         Evergreen Investment Management Company, LLC Code of Ethics (24)

(18)         OppenheimerFunds Inc.  Code of Ethics (25)

(19)         Pioneer Investment Management, Inc. Code of Ethics (26)

(20)         Wells Capital Management, Inc. Code of Ethics (29)

(21)         ING Clarion Real Estate Securities L.P. Code of Ethics (30)

(22)         BlackRock Investment Management, LLC Code of Ethics *

(23)         Franklin Advisers, Inc. Code of Ethics *

(24)         Julius Baer Investment Management, LLC Code of Ethics *

(25)         Legg Mason Capital Management, Inc. Code of Ethics *

(26)         ING Investment Management Advisors B.V. Code of Ethics *

(27)         Templeton Global Advisors Limited Code of Ethics *

17

(28)         ClearBridge Advisors Code of Ethics *

(29)         Franklin Mutual Advisors, LLC Code of Ethics *

(30)         BlackRock Financial Management, Inc. Code of Ethics *

(31)         Lord, Abbett & Co., LLC Code of Ethics*

*              To be filed by subsequent Post-Effective Amendment

(1)           Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2)           Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3)           Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4)           Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5)           Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6)           Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7)           Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8)           Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9)           Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10)         Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11)         Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12)         Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)         Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14)         Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15)         Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16)         Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

(17)         Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)         Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

18

(19)         Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)         Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)         Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

(22)         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

(23)         Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(24)         Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

(25)         Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

(26)         Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

(27)         Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

(28)         Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

(29)         Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

(30)         Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

(31)         Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

(32)         Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

(33)         Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.

(34)         Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.

(35)         Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-!A of ING Investors Trust as filed February 7, 2007.

Item 24.                  Persons Controlled by or Under Control with Registrant.

ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed.  As of [ ], 2007, no affiliated insurance companies owned more than 25% of the Trust’s outstanding voting securities of ING BlackRock Inflation Protected Bond Portfolio, ING FMRSM Equity Income Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Franklin Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio and ING Pioneer Equity Income Portfolio.

As of April 30, 2007, [no] affiliated insurance companies owned more than 25% of the Trust’s outstanding voting securities of the Portfolios other than as listed below:

ING USA Annuity Life Insurance Company
ING Alliance mid Cap Growth Portfolio	[ ]%
ING Capital Guardian U.S. Equities Portfolio	[ ]%
ING Eagle Asset Capital Appreciation Portfolio	[ ]%
ING FMR Diversified Mid Cap Portfolio	[ ]%
ING FMR Earnings Growth Portfolio	[ ]%

19

ING Global Real Estate Portfolio	[ ]%
ING Global Resources Portfolio	[ ]%
ING Goldman Sachs Tollkeeper Portfolio	[ ]%
ING International Portfolio	[ ]%
ING Janus Contrarian Portfolio	[ ]%
ING JPMorgan Emerging Markets Equity Portfolio	[ ]%
ING JPMorgan Small Cap Equity Portfolio	[ ]%
ING Julius Baer Foreign Portfolio	[ ]%
ING Legg Mason Partners All Cap Portfolio	[ ]%
ING Limited Maturity Bond Portfolio	[ ]%
ING Liquid Assets Portfolio	[ ]%
ING Lord Abbett Affiliated Portfolio	[ ]%
ING Marsico Growth Portfolio	[ ]%
ING Marsico International Opportunities Portfolio	[ ]%
ING Mercury Large Cap Growth Portfolio	[ ]%
ING Mercury Large Cap Value Portfolio	[ ]%
ING MFS Mid Cap Growth Portfolio	[ ]%
ING MFS Total Return Portfolio	[ ]%
ING MFS Utilities Portfolio	[ ]%
ING Oppenheimer Main Street Portfolio	[ ]%
ING PIMCO Core Bond Portfolio	[ ]%
ING PIMCO High Yield Portfolio	[ ]%
ING Pioneer Fund Portfolio	[ ]%
ING T. Rowe Price Capital Appreciation Portfolio	[ ]%
ING T. Rowe Price Equity Income Portfolio	[ ]%
ING Templeton Global Growth Portfolio	[ ]%
ING UBS U.S. Allocation Portfolio	[ ]%
ING Van Kampen Equity Growth Portfolio	[ ]%
ING Van Kampen Global Franchise Portfolio	[ ]%
ING Van Kampen Growth and Income Portfolio	[ ]%
ING Wells Fargo Disciplined Value Portfolio	[ ]%

ING LifeStyle Growth Portfolio
ING Global Real Estate Portfolio	[ ]%

ING Solution 2025 Portfolio
ING VP Index Plus International Equity Portfolio	[ ]%

Reliastar LifeInsurance Company
ING Evergreen Omega Portfolio	[ ]%
ING Van Kampen Equity Growth Portfolio	[ ]%
ING Wells Fargo Small Cap Disciplined Portfolio	[ ]%

Security Life of Denver
ING FMR Earnings Growth Portfolio	[ ]%
ING Stock Index Portfolio	[ ]%

A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.                  Indemnification.

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

20

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to the LifeStyle, American Fund, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.                  Business and Other Connections of Investment Adviser.

Information as to the directors and officers of Directed Services, LLC and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of the LifeStyle and MarketStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Sub-adviser	File Number

AllianceBernstein L.P.	801-56720
BlackRock Financial Management	801-56972
BlackRock Investment Management, LLC	801-56972
ClearBridge Advisors, LLC	801-64710
Capital Guardian Trust Company	801-60145
Eagle Asset Management, Inc.	801-21343
Evergreen Investment Management Company, LLC	801-8327
Fidelity Management & Research Company	801-07884
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
ING Clarion Real Estate Securities L.P.	801-49083
ING Investment Management Co.	801-9046
ING Investment Management Advisors, B.V.	801-40494
Janus Capital Management LLC	801-13991
J.P. Morgan Investment Management Inc.	801-21011
Julius Baer Investment Management, Inc.	801-18766
Legg Mason Funds Management, Inc.	801-57714
Lord, Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-17352
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management	801-48187
Pioneer Investment Management, Inc.	801-8255
Salomon Brothers Asset Management, Inc.	801-32046
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-00856
UBS Global Asset Management (Americas) Inc.	801-34910
Morgan Stanley Investment Management, Inc d/b/a Van Kampen	801-15757
Wells Capital Management, Inc.	801-21122

21

Item 27.                  Principal Underwriters.

(a)           Directed Services, LLC serves as Distributor of Shares of ING Investors Trust.

(b)           Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)           Not Applicable (Underwriter Receives No Compensation)

Item 28.                  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator.  The address of each is as follows:

(a)           ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(b)

Directed Services, LLC

1475 Dunwoody Drive

West Chester, PA 19380

22

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(for American Funds, LifeStyle, MarketStyle, MarketPro, ING VP Index Plus International Equity and Global Real Estate Portfolios only)

(c)

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(d)

Bank of New York

One Wall Street

New York, NY 10286

(e)

DST Systems, Inc.

P.O. Box 219368

Kansas City, MO 64141

(f)

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

BlackRock Financial Management, INC

40 E 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

P.O. Box 9011

Princeton, NJ 08536

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071

ClearBridge Advisors, LLC

399 Park Ave

New York, NY 10022

Eagle Asset Management, Inc.

880 Carillon Parkway

St. Petersburg, FL 33716

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA 02116

Fidelity Management & Research Company

82 Devonshire Street

Boston, MA 02109

23

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403

Franklin Mutual Advisers, LLC

101 John F. Kennedy Pkwy

Short Hills, NJ 07078

ING Clarion Real Estate Securities L.P.

259 N. Radnor Chester Road #205

Radnor, PA 19087

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

ING Investment Management Advisors B.V.

Prinses Beatrixlaan 15

The Hague, The Netherlands

Janus Capital Management LLC

100 Fillmore Street

Denver, CO 80206

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

Julius Baer Investment Management LLC

330 Madison Avenue, 12th Floor

New York, NY 10017

Legg Mason Capital Management, Inc.

100 Light Street

Baltimore, MD 21202

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ 07302

Marsico Capital Management, LLC

1200 Seventeenth Street, Suite 1300

Denver, CO 80202

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty St.

New York, NY 102–1 - 1008

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 300

Newport Beach, CA 92660

24

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, NY 10022

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Morgan Stanley Investment Management, Inc d/b/a Van Kampen

1221 Avenue of the Americas

New York, NY 10020

Wells Capital Management, Inc.

525 Market Street

San Francisco, CA 94105

(g)

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Item 29.                  Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.                  Undertakings

Not Applicable

25

SIGNATURES

                Pursuant to the requirements of the Securities Act of 1933, as amended (t”e “1933 “ct”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 7th day of February, 2007.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	Trustee	February 7, 2007
John G. Turner*

	President and Chief Executive Officer	February 7, 2007
Shaun Mathews*

	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	February 7, 2007
Todd Modic*

	Trustee	February 7, 2007

Patricia W. Chadwick*	Trustee	February 7, 2007

	Trustee	February 7, 2007
J. Michael Earley*

	Trustee	February 7, 2007
R. Barbara Gitenstein*

26

	Trustee	February 7, 2007
Patrick Kenny*

	Trustee and Chairman	February 7, 2007
Jock Patton*

	Trustee	February 7, 2007
Sheryl K. Pressler*

	Trustee	February 7, 2007
David W.C. Putnam*

	Trustee	February 7, 2007
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

* Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee are attached hereto.

27

POWER OF ATTORNEY

I, the undersigned Officer and Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and
Trustee:
ING Global Advantage and Premium Opportunity Fund
ING Global Equity Dividend and Premium Opportunity Fund
ING Prime Rate Trust
ING Risk Managed Natural Resources Fund

POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety and Shaun P. Mathews, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ John V. Boyer
John V. Boyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Patricia W. Chadwick
Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ J. Michael Earley
J. Michael Earley
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ R. Barbara Gitenstein
R. Barbara Gitenstein
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Patrick W. Kenny
Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Jock Patton
Jock Patton
Chairman and Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Sheryl K. Pressler
Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ David W. C. Putnam
David W. C. Putnam
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ John G. Turner
John G. Turner
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING Investors Trust	33-23512	811-5629
ING Partners, Inc.	333-32575	811-08319
ING Equity Trust	333-56881	811-8817
ING Funds Trust	333-59745	811-8895
ING Global Advantage and Premium Opportunity Fund	333-126570	811-21786
ING Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
ING Investment Funds, Inc.	002-34552	811-1939
ING Mayflower Trust	33-67852	811-7978
ING Mutual Funds	33-56094	811-7428
ING Risk Managed Natural Resources Fund	333-136495	811-21938
	333-138186	811-21938
ING Variable Insurance Trust	333-83071	811-9477
ING Variable Products Trust	33-73140	811-8220
ING VP Natural Resources Trust	33-26116	811-5710
ING Prime Rate Trust	333-68239 (5mil)	811-5410
	333-61831 (25mil)	811-5410
ING Senior Income Fund	333-135548	811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.

/s/ Roger B. Vincent
Roger B. Vincent
Director and Trustee

EXHIBIT INDEX

Exhibit No.	Description

(a)(31)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio

(a)(32)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earning Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio

(a)(33)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest

(d)(1)(A)	Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC

(d)(1)(A)(i)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007

(d)(1)(A)(ii)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008

(d)(1)(B)(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006

(d)(1)(C)(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006

(d)(1)(D)	Amended and Restated Investment Management Agreement, effective April 29, 2005, is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC

(d)(2)(A)(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006

(d)(2)(B)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC

(d)(2)(C)(ii)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio

(d)(2)(D)(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006

(d)(2)(E)(i)	Amended Schedule B Compensation for Series

(d)(2)(E)(ii)	Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management, Inc. and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC)

(d)(2)(E)(iii)	First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC

(d)(2)(F)(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series

(d)(2)(H)(iii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006

(d)(2)(K)(v)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004

28

(d)(2)(M)(i)

First Amendment to Amended and Restated Portfolio Management Agreement, dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006

(d)(2)(O)(i)	Amended Schedule A to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 7, 2006

(d)(2)(O)(iii)	Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of December 15, 2006

(d)(2)(P)(i)

First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006

(d)(2)(R)(ii)	Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc., effective as of December 15, 2006

(d)(2)(S)(i)	First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006

(d)(2)(V)(ii)	First Amendment to Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006

(d)(2)(W)(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006

(d)(2)(W)(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006

(d)(2)(Y)(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006

(d)(2)(AA)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited

(d)(2)(AA)(i)	Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006

(d)(2)(AA)(ii)	First Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006

(d)(3)(A)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services, LLC and ING Funds Services, LLC

(e)(1)(A)	Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC

(g)(1)(A)(i)	Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective December 20, 2006

(g)(1)(B)(i)	Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective December 20, 2006

(g)(1)(C)(i)	Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York, effective December 20, 2006

29